UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.7%
7,384	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	7,613
	Academic Loan Funding Trust,
10,684	Series 2012-1A, Class A1, VAR, 0.985%, 12/27/22 (e)	10,693
5,161	Series 2013-1A, Class A, VAR, 0.985%, 12/26/44 (e)	5,148
	Ally Auto Receivables Trust,
557	Series 2012-1, Class A4, 1.210%, 07/15/16	557
656	Series 2012-3, Class A3, 0.850%, 08/15/16	656
6,312	Series 2013-2, Class A3, 0.790%, 01/15/18	6,319
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,202
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,250
16,844	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	16,855
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,032
	American Credit Acceptance Receivables Trust,
1,979	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	1,980
1,599	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,599
523	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	523
8,949	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	8,947
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,106
4,500	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	4,511
3,388	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	3,393
14,044	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	14,052
	American Homes 4 Rent Trust,
3,962	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	4,149
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,530
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,285
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,984
6,949	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	7,225
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,961
7,550	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	8,242
18,223	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	18,621
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,817
	AmeriCredit Automobile Receivables Trust,
441	Series 2012-5, Class A3, 0.620%, 06/08/17	441
477	Series 2013-1, Class A3, 0.610%, 10/10/17	477
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,503
15,618	Series 2015-2, Class A2A, 0.830%, 09/10/18	15,622
80	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.075%, 01/25/34	79
	AXIS Equipment Finance Receivables II LLC,
2,146	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,146
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,686
	AXIS Equipment Finance Receivables III LLC,
13,042	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	13,045
1,000	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	998
1,000	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	998
10,312	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	10,299
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,303
19,777	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	19,614
630	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	603
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,854

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	BMW Vehicle Owner Trust,
1,672	Series 2013-A, Class A3, 0.670%, 11/27/17	1,673
12,585	Series 2014-A, Class A2, 0.530%, 04/25/17	12,588
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,093
5,177	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	5,156
6,816	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,878
2,730	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	2,733
	CarFinance Capital Auto Trust,
157	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	158
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,506
696	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	697
6,464	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	6,455
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,271
19,047	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	19,013
12,271	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	12,285
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	22,447
	CarMax Auto Owner Trust,
963	Series 2013-1, Class A3, 0.600%, 10/16/17	963
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,402
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,617
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,269
13,849	Series 2015-2, Class A2A, 0.820%, 06/15/18	13,853
	Carnow Auto Receivables Trust,
1,038	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	1,038
5,485	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	5,480
7,500	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	7,502
	Chase Funding Trust,
2,252	Series 2003-4, Class 1A5, SUB, 5.399%, 05/25/33	2,326
3,456	Series 2003-6, Class 1A5, SUB, 5.250%, 11/25/34	3,604
5,891	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	5,985
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,281
666	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.565%, 12/25/33	638
23,829	Colony American Homes, Series 2014-2A, Class A, VAR, 1.133%, 07/17/31 (e)	23,658
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d) (i)	3,624
9,763	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	9,823
	CPS Auto Receivables Trust,
649	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	656
2,458	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	2,498
1,367	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,381
6,555	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	6,592
4,745	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	4,714
4,257	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	4,262
8,140	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	8,140
7,442	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	7,419
10,103	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	10,051
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,275
11,834	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	11,795
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,351
20,695	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	20,726

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,063
17,111	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	17,122
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,904
	CPS Auto Trust,
4,862	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	4,877
2,706	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,707
	Credit Acceptance Auto Loan Trust,
1,681	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,683
2,174	Series 2013-1A, Class A, 1.210%, 10/15/20 (e)	2,176
21,150	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	21,153
69	CSMC, Series 2006-CF1, Class A1, VAR, 0.495%, 11/25/35	68
	CWABS, Inc. Asset-Backed Certificates,
347	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	351
10	Series 2004-1, Class 3A, VAR, 0.745%, 04/25/34	9
851	Series 2004-1, Class M1, VAR, 0.935%, 03/25/34	811
107	Series 2004-1, Class M2, VAR, 1.010%, 03/25/34	99
789	Series 2004-6, Class M1, VAR, 1.085%, 10/25/34	763
	Drive Auto Receivables Trust,
20,210	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	20,219
12,065	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	12,228
16,326	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	16,367
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,040
	DT Auto Owner Trust,
12,893	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	12,891
14,296	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	14,299
	Exeter Automobile Receivables Trust,
205	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	205
1,254	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,256
5,517	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	5,521
11,724	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	11,704
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,584
22,146	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	22,147
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,437
20,467	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	20,517
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	9,064
26,140	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	26,085
	Fifth Third Auto Trust,
7,542	Series 2014-3, Class A2A, 0.570%, 05/15/17	7,541
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,317
	First Investors Auto Owner Trust,
1,460	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	1,462
1,246	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	1,246
11,455	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	11,452
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,891
12,366	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	12,364
	FirstKey Lending Trust,
27,982	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	28,098
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,162
	Flagship Credit Auto Trust,
3,016	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	3,019
4,386	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	4,409
7,886	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	7,875
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,231
17,604	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	17,589
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,420

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,024
24,306	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	24,327
	Ford Credit Auto Lease Trust,
887	Series 2014-A, Class A2A, 0.500%, 10/15/16	887
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,243
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,977
	Ford Credit Auto Owner Trust,
7,116	Series 2014-B, Class A3, 0.900%, 10/15/18	7,127
7,807	Series 2014-C, Class A2, 0.610%, 08/15/17	7,812
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,133
11,586	Series 2015-A, Class A2A, 0.810%, 01/15/18	11,603
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,857
27,581	Series 2015-B, Class A2A, 0.720%, 03/15/18	27,568
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.566%, 01/15/18	9,995
	Freedom Trust,
3,395	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	3,447
3,799	Series 2012-2, Class A24, VAR, 5.232%, 10/26/42 (e) (i)	3,850
	FRT Trust,
150	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	150
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,723
84	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	84
17,804	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	17,930
516	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	501
	GE Equipment Midticket LLC,
637	Series 2012-1, Class A3, 0.600%, 05/23/16	637
3,767	Series 2012-1, Class A4, 0.780%, 09/22/20	3,769
	GLC II Trust,
32,116	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	32,180
1,983	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,987
	GLC Trust,
23,239	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	23,140
1,938	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,903
	GM Financial Automobile Leasing Trust,
4,979	Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	4,974
22,619	Series 2015-1, Class A2, 1.100%, 12/20/17	22,687
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,094
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,211
	GMAT Trust,
5,979	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	5,985
2,571	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	2,568
	GO Financial Auto Securitization Trust,
30,379	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	30,351
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,454
11,101	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	11,171
	HLSS Servicer Advance Receivables Backed Notes,
3,020	Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	2,866
900	Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	887
9,905	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	9,855
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,905
1,000	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	1,000
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,866
2,000	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	1,962
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,881

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
755	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.385%, 03/25/36	616
	Honda Auto Receivables Owner Trust,
2,571	Series 2012-1, Class A4, 0.970%, 04/16/18	2,571
5,575	Series 2013-4, Class A3, 0.690%, 09/18/17	5,578
700	Series 2013-4, Class A4, 1.040%, 02/18/20	702
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,447
8,655	Series 2015-1, Class A2, 0.700%, 06/15/17	8,660
	HSBC Home Equity Loan Trust USA,
328	Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	325
4,491	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	4,470
	Huntington Auto Trust,
2,501	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,503
12	Series 2012-1, Class A3, 0.810%, 09/15/16	12
	Hyundai Auto Receivables Trust,
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,122
14,250	Series 2015-A, Class A2, 0.680%, 10/16/17	14,259
8,437	Series 2015-B, Class A2A, 0.690%, 04/16/18	8,437
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,300
22,400	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.183%, 06/17/31 (e)	22,328
	John Deere Owner Trust,
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,867
3,654	Series 2014-A, Class A2, 0.450%, 09/15/16	3,654
	KGS-Alpha Capital Markets LP,
120,191	IO, VAR, 0.457%, 08/25/38	4,263
42,570	Series 2012-3, IO, 0.439%, 09/25/26	964
149,274	Series 2012-4, IO, VAR, 0.586%, 09/25/37	6,531
	KGS-Alpha SBA COOF Trust,
70,016	Series 2013-2, Class A, IO, VAR, 1.551%, 03/25/39 (e)	3,895
65,707	Series 2014-1, IO, VAR, 0.973%, 10/25/32	3,162
20,725	Series 2014-2, Class A, IO, VAR, 3.203%, 04/25/40 (e)	3,018
228	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.535%, 07/25/34 (e)	228
	Long Beach Mortgage Loan Trust,
4,737	Series 2004-1, Class M1, VAR, 0.935%, 02/25/34	4,503
893	Series 2004-3, Class M1, VAR, 1.040%, 07/25/34	860
759	Series 2006-WL2, Class 2A3, VAR, 0.385%, 01/25/36	730
	LV Tower 52 Issuer LLC,
16,592	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	16,641
4,198	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	4,198
1,446	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.435%, 03/25/32	1,445
	MarketPlace Loan Trust,
22,000	Series 2015-OD1, Class A, 3.250%, 12/29/45	21,926
3,688	Series 2015-OD1, Class B, 5.250%, 12/31/45	3,664
9,099	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	9,525
	Mid-State Capital Trust,
4,585	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,710
8,252	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	8,628
6,426	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	6,442
	Nationstar Agency Advance Funding Trust,
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,254
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	647
1,173	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,173
3,172	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.174%, 11/25/33	3,264
	Nissan Auto Lease Trust,
1,425	Series 2013-B, Class A3, 0.750%, 06/15/16	1,425
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,165

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	2,991
892	Series 2014-A, Class A2, 0.420%, 11/15/16	892
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,917
8,925	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	8,912
	NRPL Trust,
18,913	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	18,955
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	11,956
	NYMT Residential LLC,
19,783	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	19,783
9,915	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	9,915
	Oak Hill Advisors Residential Loan Trust,
27,319	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	27,411
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,473
24,265	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	24,281
12,071	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	11,701
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,867
	OneMain Financial Issuance Trust,
28,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	28,503
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,600
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	42,195
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,511
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	29,004
3,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	3,882
52,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	52,084
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,642
162	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.025%, 02/25/33	151
5,150	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	5,128
4,160	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	4,173
	Progreso Receivables Funding I LLC,
11,000	Series 2013-A, Class A, 4.000%, 07/09/18 (e)	11,099
1,500	Series 2013-A, Class B, 8.000%, 07/09/18 (e)	1,508
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,757
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,174
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,901
5,437	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	5,453
	Progress Residential Trust,
23,637	Series 2015-SFR2, Class A, 2.740%, 06/12/32	23,675
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32	7,306
14,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32	14,132
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32	8,931
	RAMP Trust,
2,494	Series 2004-RS11, Class M1, VAR, 1.115%, 11/25/34	2,457
12,587	Series 2006-RZ1, Class A3, VAR, 0.485%, 03/25/36	12,278
	RASC Trust,
46	Series 2002-KS4, Class AIIB, VAR, 0.685%, 07/25/32	40
60	Series 2003-KS5, Class AIIB, VAR, 0.765%, 07/25/33	52
67	Series 2003-KS9, Class A2B, VAR, 0.821%, 11/25/33	57
7,296	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	7,308
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	50

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
408	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	401
1,768	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,786
730	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.409%, 01/25/36	542
11,348	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	11,242
2,942	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	2,943
	SpringCastle America Funding LLC,
52,557	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	52,801
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,703
	Springleaf Funding Trust,
40,594	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	40,710
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,494
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,487
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	57,004
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,632
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,954
7,250	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	7,353
3,008	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,006
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
636	Series 2002-AL1, Class A2, 3.450%, 02/25/32	633
1,557	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,539
2,460	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,551
1,968	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,048
30,972	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	30,829
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,786
	Toyota Auto Receivables Owner Trust,
3,374	Series 2014-A, Class A2, 0.410%, 08/15/16	3,374
10,909	Series 2014-C, Class A2, 0.510%, 02/15/17	10,912
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,771
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.136%, 10/15/21 (e) (i)	23,536
6,062	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.430%, 05/17/32 (e)	6,071
	Truman Capital Mortgage Loan Trust,
17,402	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	17,383
11,494	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	11,482
6,881	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	6,753
10,680	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	10,670
17,076	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	17,144
24,083	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	24,273
926	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	926
42,901	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	42,902
25,516	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	25,583
6,955	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	6,966
14,416	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	14,430
11,672	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	11,673
	VOLT XIX LLC,
26,471	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	26,576
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,575
6,278	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	6,262

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XVI LLC,
17,310		Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	17,318
2,397		Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	2,355
		VOLT XXII LLC,
20,565		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	20,617
6,176		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,093
32,460		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	32,470
		VOLT XXVI LLC,
24,133		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	24,092
9,372		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,218
35,446		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	35,495
21,866		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	21,928
21,517		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	21,552
19,751		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	19,730
		Westgate Resorts LLC,
4,145		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	4,160
3,209		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	3,218
6,327		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	6,340
5,130		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	5,136
		World Omni Auto Receivables Trust,
2,910		Series 2013-B, Class A3, 0.830%, 08/15/18	2,912
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,402
8,061		Series 2015-A, Class A2A, 0.790%, 07/16/18	8,067
4,378		Series 2015-A, Class A3, 1.340%, 05/15/20	4,391

		Total Asset-Backed Securities (Cost $2,844,450)	2,848,112

Collateralized Mortgage Obligations — 18.6%
		Agency CMO — 14.5%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
227		Series 8, Class ZA, 7.000%, 03/25/23	251
138		Series 24, Class ZE, 6.250%, 11/25/23	152
1,012		Series 29, Class L, 7.500%, 04/25/24	1,147
		Federal Home Loan Mortgage Corp. Reference REMIC,
7,375		Series R006, Class ZA, 6.000%, 04/15/36	8,467
10,102		Series R007, Class ZA, 6.000%, 05/15/36	11,495
		Federal Home Loan Mortgage Corp. REMIC,
6		Series 11, Class D, 9.500%, 07/15/19	7
8		Series 22, Class C, 9.500%, 04/15/20	9
14		Series 23, Class F, 9.600%, 04/15/20	15
3		Series 46, Class B, 7.800%, 09/15/20	3
2		Series 47, Class F, 10.000%, 06/15/20	2
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
8		Series 99, Class Z, 9.500%, 01/15/21	9
26		Series 114, Class H, 6.950%, 01/15/21	28
–	(h)	Series 204, Class E, HB, IF, 1,851.533%, 05/15/23	4
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
5		Series 1065, Class J, 9.000%, 04/15/21	6
3		Series 1079, Class S, HB, IF, 33.369%, 05/15/21	5
6		Series 1084, Class F, VAR, 1.136%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.390%, 05/15/21	7
8		Series 1116, Class I, 5.500%, 08/15/21	9
38		Series 1144, Class KB, 8.500%, 09/15/21	43
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,176.984%, 01/15/22	6
16		Series 1206, Class IA, 7.000%, 03/15/22	18
21		Series 1250, Class J, 7.000%, 05/15/22	24
63		Series 1343, Class LA, 8.000%, 08/15/22	73
25		Series 1343, Class LB, 7.500%, 08/15/22	29
43		Series 1370, Class JA, VAR, 1.336%, 09/15/22	44

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
42	Series 1455, Class WB, IF, 4.582%, 12/15/22	45
385	Series 1466, Class PZ, 7.500%, 02/15/23	431
5	Series 1470, Class F, VAR, 1.687%, 02/15/23	6
71	Series 1491, Class I, 7.500%, 04/15/23	79
229	Series 1498, Class I, VAR, 1.336%, 04/15/23	235
333	Series 1502, Class PX, 7.000%, 04/15/23	368
39	Series 1505, Class Q, 7.000%, 05/15/23	42
158	Series 1518, Class G, IF, 8.885%, 05/15/23	188
29	Series 1541, Class M, HB, IF, 24.775%, 07/15/23	46
137	Series 1541, Class O, VAR, 1.330%, 07/15/23	139
9	Series 1570, Class F, VAR, 2.187%, 08/15/23	9
309	Series 1573, Class PZ, 7.000%, 09/15/23	345
171	Series 1591, Class PV, 6.250%, 10/15/23	191
46	Series 1602, Class SA, HB, IF, 22.147%, 10/15/23	79
946	Series 1608, Class L, 6.500%, 09/15/23	1,088
374	Series 1642, Class PJ, 6.000%, 11/15/23	416
153	Series 1658, Class GZ, 7.000%, 01/15/24	173
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	28
16	Series 1686, Class SH, IF, 18.820%, 02/15/24	24
125	Series 1695, Class EB, 7.000%, 03/15/24	142
26	Series 1699, Class FC, VAR, 0.786%, 03/15/24	26
168	Series 1700, Class GA, PO, 02/15/24	167
692	Series 1706, Class K, 7.000%, 03/15/24	782
12	Series 1709, Class FA, VAR, 1.050%, 03/15/24	12
482	Series 1720, Class PL, 7.500%, 04/15/24	549
446	Series 1737, Class L, 6.000%, 06/15/24	507
86	Series 1745, Class D, 7.500%, 08/15/24	98
358	Series 1798, Class F, 5.000%, 05/15/23	389
8	Series 1807, Class G, 9.000%, 10/15/20	8
74	Series 1829, Class ZB, 6.500%, 03/15/26	81
476	Series 1863, Class Z, 6.500%, 07/15/26	548
52	Series 1865, Class D, PO, 02/15/24	49
58	Series 1890, Class H, 7.500%, 09/15/26	66
154	Series 1899, Class ZE, 8.000%, 09/15/26	179
397	Series 1927, Class PH, 7.500%, 01/15/27	455
312	Series 1927, Class ZA, 6.500%, 01/15/27	359
10	Series 1935, Class FL, VAR, 0.886%, 02/15/27	10
128	Series 1963, Class Z, 7.500%, 01/15/27	148
19	Series 1970, Class PG, 7.250%, 07/15/27	22
339	Series 1981, Class Z, 6.000%, 05/15/27	375
221	Series 1983, Class Z, 6.500%, 12/15/23	246
146	Series 1987, Class PE, 7.500%, 09/15/27	162
206	Series 2019, Class Z, 6.500%, 12/15/27	232
716	Series 2033, Class J, 5.600%, 06/15/23	768
82	Series 2033, Class SN, HB, IF, 28.345%, 03/15/24	26
230	Series 2038, Class PN, IO, 7.000%, 03/15/28	36
706	Series 2040, Class PE, 7.500%, 03/15/28	811
266	Series 2054, Class PV, 7.500%, 05/15/28	307
41	Series 2056, Class TD, 6.500%, 05/15/18	44
365	Series 2063, Class PG, 6.500%, 06/15/28	420
58	Series 2064, Class TE, 7.000%, 06/15/28	66
129	Series 2070, Class C, 6.000%, 07/15/28	143
756	Series 2075, Class PH, 6.500%, 08/15/28	847
809	Series 2075, Class PM, 6.250%, 08/15/28	911
138	Series 2086, Class GB, 6.000%, 09/15/28	157
293	Series 2089, Class PJ, IO, 7.000%, 10/15/28	42
652	Series 2095, Class PE, 6.000%, 11/15/28	747
1,191	Series 2106, Class ZD, 6.000%, 12/15/28	1,336
1,709	Series 2110, Class PG, 6.000%, 01/15/29	1,958
356	Series 2125, Class JZ, 6.000%, 02/15/29	397
1,824	Series 2126, Class CB, 6.250%, 02/15/29	2,026
49	Series 2132, Class SB, HB, IF, 29.769%, 03/15/29	90
24	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
28	Series 2141, Class IO, IO, 7.000%, 04/15/29	4
113	Series 2163, Class PC, IO, 7.500%, 06/15/29	17
1,470	Series 2169, Class TB, 7.000%, 06/15/29	1,690

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
638	Series 2172, Class QC, 7.000%, 07/15/29	723
363	Series 2176, Class OJ, 7.000%, 08/15/29	417
2	Series 2196, Class TL, 7.500%, 11/15/29	2
329	Series 2201, Class C, 8.000%, 11/15/29	381
770	Series 2208, Class PG, 7.000%, 01/15/30	890
200	Series 2209, Class TC, 8.000%, 01/15/30	242
646	Series 2210, Class Z, 8.000%, 01/15/30	750
132	Series 2224, Class CB, 8.000%, 03/15/30	159
187	Series 2230, Class Z, 8.000%, 04/15/30	218
147	Series 2234, Class PZ, 7.500%, 05/15/30	171
123	Series 2247, Class Z, 7.500%, 08/15/30	143
334	Series 2256, Class MC, 7.250%, 09/15/30	387
487	Series 2259, Class ZM, 7.000%, 10/15/30	562
12	Series 2261, Class ZY, 7.500%, 10/15/30	14
44	Series 2262, Class Z, 7.500%, 10/15/30	51
585	Series 2271, Class PC, 7.250%, 12/15/30	674
545	Series 2283, Class K, 6.500%, 12/15/23	607
259	Series 2296, Class PD, 7.000%, 03/15/31	304
96	Series 2306, Class K, PO, 05/15/24	95
230	Series 2306, Class SE, IF, IO, 8.700%, 05/15/24	33
148	Series 2313, Class LA, 6.500%, 05/15/31	170
329	Series 2325, Class PM, 7.000%, 06/15/31	388
607	Series 2332, Class ZH, 7.000%, 07/15/31	696
103	Series 2333, Class HC, 6.000%, 07/15/31	101
3,331	Series 2344, Class ZD, 6.500%, 08/15/31	3,919
338	Series 2344, Class ZJ, 6.500%, 08/15/31	386
275	Series 2345, Class NE, 6.500%, 08/15/31	318
87	Series 2345, Class PQ, 6.500%, 08/15/16	90
77	Series 2347, Class VP, 6.500%, 03/15/20	82
332	Series 2351, Class PZ, 6.500%, 08/15/31	385
235	Series 2353, Class TD, 6.000%, 09/15/16	241
67	Series 2355, Class BP, 6.000%, 09/15/16	68
23	Series 2359, Class PM, 6.000%, 09/15/16	23
609	Series 2359, Class ZB, 8.500%, 06/15/31	724
104	Series 2360, Class PG, 6.000%, 09/15/16	107
16	Series 2363, Class PF, 6.000%, 09/15/16	17
64	Series 2366, Class MD, 6.000%, 10/15/16	66
300	Series 2367, Class ME, 6.500%, 10/15/31	347
300	Series 2388, Class FB, VAR, 0.786%, 01/15/29	304
157	Series 2391, Class QR, 5.500%, 12/15/16	160
58	Series 2394, Class MC, 6.000%, 12/15/16	60
342	Series 2399, Class OH, 6.500%, 01/15/32	386
569	Series 2399, Class TH, 6.500%, 01/15/32	639
695	Series 2410, Class NG, 6.500%, 02/15/32	794
414	Series 2410, Class OE, 6.375%, 02/15/32	447
754	Series 2410, Class QS, IF, 19.017%, 02/15/32	1,195
283	Series 2410, Class QX, IF, IO, 8.464%, 02/15/32	91
755	Series 2412, Class SP, IF, 15.729%, 02/15/32	1,081
1,809	Series 2418, Class FO, VAR, 1.086%, 02/15/32	1,853
646	Series 2420, Class XK, 6.500%, 02/15/32	729
519	Series 2423, Class MC, 7.000%, 03/15/32	599
653	Series 2423, Class MT, 7.000%, 03/15/32	755
792	Series 2423, Class TB, 6.500%, 03/15/32	917
70	Series 2425, Class OB, 6.000%, 03/15/17	72
924	Series 2430, Class WF, 6.500%, 03/15/32	1,081
1,224	Series 2434, Class TC, 7.000%, 04/15/32	1,438
2,073	Series 2434, Class ZA, 6.500%, 04/15/32	2,390
1,397	Series 2435, Class CJ, 6.500%, 04/15/32	1,637
435	Series 2436, Class MC, 7.000%, 04/15/32	491
218	Series 2441, Class GF, 6.500%, 04/15/32	255
573	Series 2444, Class ES, IF, IO, 7.764%, 03/15/32	155

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
501	Series 2450, Class GZ, 7.000%, 05/15/32	575
374	Series 2450, Class SW, IF, IO, 7.814%, 03/15/32	102
885	Series 2455, Class GK, 6.500%, 05/15/32	1,032
26	Series 2458, Class QE, 5.500%, 06/15/17	27
633	Series 2458, Class ZM, 6.500%, 06/15/32	728
161	Series 2463, Class CE, 6.000%, 06/15/17	166
540	Series 2466, Class DH, 6.500%, 06/15/32	623
953	Series 2466, Class PH, 6.500%, 06/15/32	1,103
700	Series 2474, Class NR, 6.500%, 07/15/32	809
1,409	Series 2475, Class S, IF, IO, 7.814%, 02/15/32	352
978	Series 2484, Class LZ, 6.500%, 07/15/32	1,136
40	Series 2488, Class WS, IF, 16.312%, 08/15/17	45
1,253	Series 2500, Class MC, 6.000%, 09/15/32	1,441
106	Series 2508, Class AQ, 5.500%, 10/15/17	111
1,286	Series 2512, Class PG, 5.500%, 10/15/22	1,418
435	Series 2535, Class BK, 5.500%, 12/15/22	475
471	Series 2537, Class TE, 5.500%, 12/15/17	493
248	Series 2543, Class LX, 5.000%, 12/15/17	257
1,778	Series 2543, Class YX, 6.000%, 12/15/32	2,012
865	Series 2544, Class HC, 6.000%, 12/15/32	992
236	Series 2549, Class ZG, 5.000%, 01/15/18	243
1,128	Series 2552, Class ME, 6.000%, 01/15/33	1,297
978	Series 2567, Class QD, 6.000%, 02/15/33	1,121
1,062	Series 2571, Class FY, VAR, 0.936%, 12/15/32	1,081
126	Series 2571, Class SK, HB, IF, 33.700%, 09/15/23	228
626	Series 2571, Class SY, IF, 18.155%, 12/15/32	924
4,149	Series 2575, Class ME, 6.000%, 02/15/33	4,574
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,454
462	Series 2586, Class WI, IO, 6.500%, 03/15/33	93
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,465
745	Series 2596, Class QG, 6.000%, 03/15/33	820
243	Series 2611, Class UH, 4.500%, 05/15/18	253
343	Series 2626, Class NS, IF, IO, 6.364%, 06/15/23	22
27	Series 2629, Class BY, IO, 4.500%, 03/15/18	—	(h)
1,600	Series 2631, Class SA, IF, 14.510%, 06/15/33	2,097
1,993	Series 2636, Class Z, 4.500%, 06/15/18	2,082
324	Series 2637, Class SA, IF, IO, 5.914%, 06/15/18	20
116	Series 2638, Class DS, IF, 8.414%, 07/15/23	137
4	Series 2642, Class SL, IF, 6.710%, 07/15/33	5
135	Series 2650, Class PO, PO, 12/15/32	135
856	Series 2650, Class SO, PO, 12/15/32	856
1,919	Series 2651, Class VZ, 4.500%, 07/15/18	2,004
8,255	Series 2653, Class PZ, 5.000%, 07/15/33	9,381
131	Series 2655, Class EO, PO, 02/15/33	131
492	Series 2671, Class S, IF, 14.418%, 09/15/33	646
1,529	Series 2684, Class PO, PO, 01/15/33	1,529
435	Series 2692, Class SC, IF, 12.915%, 07/15/33	507
16	Series 2696, Class CO, PO, 10/15/18	16
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,937
1,144	Series 2710, Class HB, 5.500%, 11/15/23	1,265
33	Series 2715, Class OG, 5.000%, 01/15/23	33
473	Series 2720, Class PC, 5.000%, 12/15/23	516
3,735	Series 2722, Class PF, VAR, 0.786%, 12/15/33	3,788
9,421	Series 2733, Class SB, IF, 7.843%, 10/15/33	10,973
387	Series 2744, Class PE, 5.500%, 02/15/34	412
909	Series 2744, Class TU, 5.500%, 05/15/32	941

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
599	Series 2748, Class KO, PO, 10/15/23	599
835	Series 2758, Class AO, PO, 03/15/19	835
27	Series 2780, Class JG, 4.500%, 04/15/19	28
269	Series 2780, Class SY, IF, 16.092%, 11/15/33	367
3,800	Series 2802, Class OH, 6.000%, 05/15/34	4,174
129	Series 2835, Class QO, PO, 12/15/32	122
37	Series 2840, Class JO, PO, 06/15/23	37
1,332	Series 2903, Class Z, 5.000%, 12/15/24	1,458
780	Series 2929, Class MS, HB, IF, 27.343%, 02/15/35	1,240
3,520	Series 2934, Class EC, PO, 02/15/20	3,517
1,048	Series 2934, Class HI, IO, 5.000%, 02/15/20	81
677	Series 2934, Class KI, IO, 5.000%, 02/15/20	48
309	Series 2945, Class SA, IF, 11.960%, 03/15/20	348
363	Series 2967, Class S, HB, IF, 32.804%, 04/15/25	607
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,845
1,367	Series 2968, Class MD, 5.500%, 12/15/33	1,422
1,254	Series 2981, Class FA, VAR, 0.586%, 05/15/35	1,265
1,245	Series 2988, Class AF, VAR, 0.486%, 06/15/35	1,246
51	Series 2989, Class PO, PO, 06/15/23	49
700	Series 2990, Class GO, PO, 02/15/35	663
2,632	Series 2990, Class LK, VAR, 0.556%, 10/15/34	2,640
1,571	Series 2990, Class SL, HB, IF, 23.813%, 06/15/34	2,223
242	Series 2990, Class WP, IF, 16.549%, 06/15/35	290
3,757	Series 2992, Class LB, 5.000%, 06/15/20	3,960
88	Series 3014, Class OD, PO, 08/15/35	77
226	Series 3022, Class SX, IF, 16.411%, 08/15/25	298
710	Series 3029, Class SO, PO, 09/15/35	661
5,705	Series 3049, Class XF, VAR, 0.536%, 05/15/33	5,734
419	Series 3051, Class DP, HB, IF, 27.211%, 10/15/25	642
756	Series 3064, Class SG, IF, 19.381%, 11/15/35	1,016
3,362	Series 3065, Class DF, VAR, 0.566%, 04/15/35	3,379
35	Series 3068, Class AO, PO, 01/15/35	34
1,316	Series 3077, Class TO, PO, 04/15/35	1,207
1,416	Series 3085, Class WF, VAR, 0.986%, 08/15/35	1,444
2,998	Series 3101, Class UZ, 6.000%, 01/15/36	3,450
252	Series 3102, Class HS, HB, IF, 23.886%, 01/15/36	387
2,687	Series 3117, Class AO, PO, 02/15/36	2,637
589	Series 3117, Class EO, PO, 02/15/36	552
862	Series 3117, Class OG, PO, 02/15/36	792
507	Series 3117, Class OK, PO, 02/15/36	476
1,656	Series 3122, Class OH, PO, 03/15/36	1,544
1,552	Series 3122, Class OP, PO, 03/15/36	1,450
17	Series 3122, Class ZB, 6.000%, 03/15/36	22
170	Series 3134, Class PO, PO, 03/15/36	148
1,798	Series 3137, Class XP, 6.000%, 04/15/36	2,071
898	Series 3138, Class PO, PO, 04/15/36	848
3,179	Series 3147, Class PO, PO, 04/15/36	3,119
126	Series 3149, Class SO, PO, 05/15/36	106
692	Series 3151, Class PO, PO, 05/15/36	664
1,177	Series 3153, Class EO, PO, 05/15/36	1,140
400	Series 3164, Class MG, 6.000%, 06/15/36	456
2,744	Series 3171, Class MO, PO, 06/15/36	2,463
549	Series 3179, Class OA, PO, 07/15/36	529
2,598	Series 3181, Class AZ, 6.500%, 07/15/36	3,019
650	Series 3189, Class PC, 6.000%, 08/15/35	661
334	Series 3194, Class SA, IF, IO, 6.914%, 07/15/36	68
1,946	Series 3195, Class PD, 6.500%, 07/15/36	2,251
3,981	Series 3200, Class AY, 5.500%, 08/15/36	4,488
802	Series 3200, Class PO, PO, 08/15/36	737
11,125	Series 3202, Class HI, IF, IO, 6.464%, 08/15/36	1,910
498	Series 3213, Class OA, PO, 09/15/36	487
340	Series 3218, Class AO, PO, 09/15/36	302
1,859	Series 3218, Class BE, 6.000%, 09/15/35	1,918
1,767	Series 3219, Class DI, IO, 6.000%, 04/15/36	325
939	Series 3225, Class EO, PO, 10/15/36	851

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,045	Series 3232, Class ST, IF, IO, 6.514%, 10/15/36	191
258	Series 3233, Class OP, PO, 05/15/36	241
3,110	Series 3253, Class PO, PO, 12/15/21	3,107
460	Series 3256, Class PO, PO, 12/15/36	428
795	Series 3260, Class CS, IF, IO, 5.954%, 01/15/37	136
410	Series 3261, Class OA, PO, 01/15/37	387
1,815	Series 3274, Class B, 6.000%, 02/15/37	2,017
223	Series 3274, Class JO, PO, 02/15/37	213
1,164	Series 3275, Class FL, VAR, 0.626%, 02/15/37	1,174
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,377
453	Series 3286, Class PO, PO, 03/15/37	426
1,195	Series 3290, Class SB, IF, IO, 6.264%, 03/15/37	178
1,458	Series 3302, Class UT, 6.000%, 04/15/37	1,665
963	Series 3305, Class MG, IF, 2.406%, 07/15/34	1,013
3,406	Series 3315, Class HZ, 6.000%, 05/15/37	3,797
969	Series 3316, Class PO, PO, 05/15/37	917
61	Series 3318, Class AO, PO, 05/15/37	55
315	Series 3326, Class JO, PO, 06/15/37	295
2,438	Series 3329, Class JD, 6.000%, 06/15/36	2,582
514	Series 3331, Class PO, PO, 06/15/37	481
1,086	Series 3344, Class SL, IF, IO, 6.414%, 07/15/37	175
638	Series 3365, Class PO, PO, 09/15/37	599
377	Series 3371, Class FA, VAR, 0.786%, 09/15/37	382
535	Series 3373, Class TO, PO, 04/15/37	521
3,492	Series 3383, Class SA, IF, IO, 6.264%, 11/15/37	528
5,789	Series 3387, Class SA, IF, IO, 6.234%, 11/15/37	835
1,900	Series 3393, Class JO, PO, 09/15/32	1,644
671	Series 3398, Class PO, PO, 01/15/36	671
6,634	Series 3404, Class SC, IF, IO, 5.814%, 01/15/38	1,071
283	Series 3422, Class SE, IF, 16.986%, 02/15/38	383
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,724
2,378	Series 3424, Class PI, IF, IO, 6.614%, 04/15/38	391
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	338
2,565	Series 3453, Class B, 5.500%, 05/15/38	2,810
2,568	Series 3455, Class SE, IF, IO, 6.014%, 06/15/38	384
577	Series 3461, Class LZ, 6.000%, 06/15/38	641
7,836	Series 3461, Class Z, 6.000%, 06/15/38	8,827
4,933	Series 3481, Class SJ, IF, IO, 5.664%, 08/15/38	583
6,726	Series 3493, Class LA, 4.000%, 10/15/23	6,994
4,008	Series 3501, Class CB, 5.500%, 01/15/39	4,551
1,083	Series 3510, Class OD, PO, 02/15/37	1,026
2,272	Series 3511, Class SA, IF, IO, 5.814%, 02/15/39	361
594	Series 3523, Class SD, IF, 19.152%, 06/15/36	811
2,700	Series 3531, Class SA, IF, IO, 6.114%, 05/15/39	359
1,874	Series 3531, Class SM, IF, IO, 5.914%, 05/15/39	245
1,612	Series 3546, Class A, VAR, 1.937%, 02/15/39	1,627
1,810	Series 3549, Class FA, VAR, 1.386%, 07/15/39	1,848
1,734	Series 3607, Class AO, PO, 04/15/36	1,624
3,178	Series 3607, Class BO, PO, 04/15/36	2,977
175	Series 3607, Class EO, PO, 02/15/33	175
3,398	Series 3607, Class OP, PO, 07/15/37	2,935
4,626	Series 3607, Class PO, PO, 05/15/37	4,142
2,172	Series 3607, Class TO, PO, 10/15/39	1,964
3,234	Series 3608, Class SC, IF, IO, 6.064%, 12/15/39	338
2,686	Series 3611, Class PO, PO, 07/15/34	2,354
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,985
2,282	Series 3621, Class BO, PO, 01/15/40	2,166
4,125	Series 3632, Class BS, IF, 16.881%, 02/15/40	6,213
1,421	Series 3645, Class KZ, 5.500%, 08/15/36	1,546
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,844
1,838	Series 3654, Class VB, 5.500%, 10/15/27	1,853
2,792	Series 3659, Class VE, 5.000%, 03/15/26	3,124

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13,208	Series 3680, Class MA, 4.500%, 07/15/39	14,455
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,108
8,361	Series 3687, Class MA, 4.500%, 02/15/37	8,770
2,291	Series 3688, Class CU, VAR, 6.676%, 11/15/21	2,429
15,603	Series 3688, Class GT, VAR, 7.203%, 11/15/46	18,456
36,092	Series 3704, Class CT, 7.000%, 12/15/36	42,645
14,512	Series 3704, Class DT, 7.500%, 11/15/36	17,301
12,925	Series 3704, Class ET, 7.500%, 12/15/36	15,766
7,521	Series 3710, Class FL, VAR, 0.686%, 05/15/36	7,586
12,386	Series 3740, Class SB, IF, IO, 5.814%, 10/15/40	2,378
10,688	Series 3740, Class SC, IF, IO, 5.814%, 10/15/40	1,918
18,060	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,325
1,668	Series 3756, Class IP, IO, 4.000%, 08/15/35	10
14,383	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,112
9,281	Series 3760, Class GI, IO, 4.000%, 10/15/37	541
6,682	Series 3760, Class NI, IO, 4.000%, 10/15/37	313
7,601	Series 3779, Class IH, IO, 4.000%, 11/15/34	437
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,437
7,582	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,081
896	Series 3798, Class BF, VAR, 0.486%, 06/15/24	898
4,097	Series 3800, Class AI, IO, 4.000%, 11/15/29	320
4,822	Series 3801, Class GB, 4.500%, 11/15/40	5,015
27,217	Series 3802, Class LS, IF, IO, 1.761%, 01/15/40	2,539
16,004	Series 3819, Class ZQ, 6.000%, 04/15/36	18,160
5,825	Series 3852, Class QN, IF, 5.500%, 05/15/41	6,375
14,537	Series 3852, Class TP, IF, 5.500%, 05/15/41	16,047
9,002	Series 3860, Class PZ, 5.000%, 05/15/41	10,939
2,115	Series 3895, Class WA, VAR, 5.708%, 10/15/38	2,390
6,315	Series 3920, Class LP, 5.000%, 01/15/34	6,931
14,584	Series 3957, Class B, 4.000%, 11/15/41	15,476
3,953	Series 3966, Class BF, VAR, 0.686%, 10/15/40	3,980
6,619	Series 3966, Class NA, 4.000%, 12/15/41	7,122
11,927	Series 3998, Class GF, VAR, 0.636%, 05/15/36	12,001
13,191	Series 4012, Class FN, VAR, 0.686%, 03/15/42	13,302
6,820	Series 4032, Class TO, PO, 07/15/37	6,065
14,711	Series 4048, Class FB, VAR, 0.586%, 10/15/41	14,790
23,954	Series 4048, Class FJ, VAR, 0.579%, 07/15/37	23,922
3,738	Series 4073, Class MF, VAR, 0.636%, 08/15/39	3,756
6,974	Series 4077, Class FB, VAR, 0.686%, 07/15/42	7,036
11,622	Series 4087, Class FA, VAR, 0.636%, 05/15/39	11,689
8,619	Series 4095, Class FB, VAR, 0.586%, 04/15/39	8,613
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,787
9,207	Series 4219, Class JA, 3.500%, 08/15/39	9,746
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,382
5,094	Series 4257, Class DZ, 2.500%, 10/15/43	4,423
31,010	Series 4374, Class NC, SUB, 1.750%, 02/15/46	32,208
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,333	Series 197, Class PO, PO, 04/01/28	1,302
3,011	Series 233, Class 11, IO, 5.000%, 09/15/35	598
2,504	Series 233, Class 12, IO, 5.000%, 09/15/35	485

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,751	Series 233, Class 13, IO, 5.000%, 09/15/35	930
9,539	Series 239, Class S30, IF, IO, 7.514%, 08/15/36	1,843
1,319	Series 243, Class 16, IO, 4.500%, 11/15/20	78
850	Series 243, Class 17, IO, 4.500%, 12/15/20	53
88,799	Series 262, Class 35, 3.500%, 07/15/42	92,545
34,723	Series 264, Class F1, VAR, 0.736%, 07/15/42	35,120
31,928	Series 267, Class F5, VAR, 0.686%, 08/15/42	32,119
14,351	Series 270, Class F1, VAR, 0.686%, 08/15/42	14,489
9,943	Series 274, Class F1, VAR, 0.686%, 08/15/42	9,977
25,064	Series 279, Class F6, VAR, 0.636%, 09/15/42	25,072
12,480	Series 281, Class F1, VAR, 0.686%, 10/15/42	12,597
7,767	Series 299, Class 300, 3.000%, 01/15/43	7,905
12,872	Series 310, Class PO, PO, 09/15/43	10,187
11,110	Series 326, Class F2, VAR, 0.736%, 03/15/44	11,226
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
767	Series T-41, Class 3A, VAR, 6.157%, 07/25/32	879
3,398	Series T-42, Class A5, 7.500%, 02/25/42	3,975
2,352	Series T-48, Class 1A, VAR, 5.589%, 07/25/33	2,714
498	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	600
3,096	Series T-54, Class 2A, 6.500%, 02/25/43	3,672
1,068	Series T-54, Class 3A, 7.000%, 02/25/43	1,312
7,500	Series T-56, Class A5, 5.231%, 05/25/43	8,431
794	Series T-57, Class 1A3, 7.500%, 07/25/43	955
307	Series T-57, Class 1AP, PO, 07/25/43	268
4,303	Series T-58, Class 4A, 7.500%, 09/25/43	5,141
374	Series T-58, Class APO, PO, 09/25/43	305
4,237	Series T-59, Class 1A2, 7.000%, 10/25/43	4,929
404	Series T-59, Class 1AP, PO, 10/25/43	315
7,918	Series T-62, Class 1A1, VAR, 1.336%, 10/25/44	8,082
20,312	Series T-76, Class 2A, VAR, 3.006%, 10/25/37	20,515
	Federal National Mortgage Association - ACES,
18,666	Series 2010-M1, Class A2, 4.450%, 09/25/19	20,587
7,174	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,907
5,802	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,262
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,716
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,342
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,900
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,404
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,343
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,505
6,700	Series 2012-M11, Class FA, VAR, 0.678%, 08/25/19	6,743
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,720
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,690
4,118	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,155
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	18,134
24,000	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	25,737
5,053	Series 2014-M5, Class FA, VAR, 0.523%, 01/25/17	5,057
6,224	Series 2014-M6, Class FA, VAR, 0.468%, 12/25/17	6,230
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,410
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,629
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,037
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	11,947
12,971	Series 2015-M2, Class A3, VAR, 3.058%, 12/25/24	13,422
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	30,197

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,261
10,000	Series 2015-M8, Class A2, 2.900%, 01/25/25	10,196
	Federal National Mortgage Association Grantor Trust,
1,319	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,457
1,718	Series 2001-T3, Class A1, 7.500%, 11/25/40	2,013
1,764	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,110
517	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	595
3,744	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,465
2,300	Series 2004-T2, Class 2A, VAR, 3.408%, 07/25/43	2,392
5,370	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,062
2,129	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,454
507	Series 2004-T3, Class PT1, VAR, 8.995%, 01/25/44	598
	Federal National Mortgage Association REMIC,
6	Series 1988-7, Class Z, 9.250%, 04/25/18	6
26	Series 1989-70, Class G, 8.000%, 10/25/19	29
12	Series 1989-78, Class H, 9.400%, 11/25/19	13
14	Series 1989-83, Class H, 8.500%, 11/25/19	16
11	Series 1989-89, Class H, 9.000%, 11/25/19	12
8	Series 1990-1, Class D, 8.800%, 01/25/20	9
3	Series 1990-7, Class B, 8.500%, 01/25/20	3
4	Series 1990-60, Class K, 5.500%, 06/25/20	4
5	Series 1990-63, Class H, 9.500%, 06/25/20	6
4	Series 1990-93, Class G, 5.500%, 08/25/20	4
–(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
37	Series 1990-102, Class J, 6.500%, 08/25/20	40
27	Series 1990-120, Class H, 9.000%, 10/25/20	30
4	Series 1990-134, Class SC, HB, IF, 21.323%, 11/25/20	6
–(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
7	Series 1991-24, Class Z, 5.000%, 03/25/21	8
6	Series 1991-42, Class S, IF, 17.352%, 05/25/21	8
1	Series 1992-101, Class J, 7.500%, 06/25/22	2
235	Series 1992-117, Class MA, 8.000%, 07/25/22	265
39	Series 1992-136, Class PK, 6.000%, 08/25/22	43
38	Series 1992-143, Class MA, 5.500%, 09/25/22	41
294	Series 1992-150, Class M, 8.000%, 09/25/22	331
103	Series 1992-163, Class M, 7.750%, 09/25/22	116
144	Series 1992-188, Class PZ, 7.500%, 10/25/22	165
66	Series 1993-21, Class KA, 7.700%, 03/25/23	75
138	Series 1993-25, Class J, 7.500%, 03/25/23	154
25	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	36
396	Series 1993-37, Class PX, 7.000%, 03/25/23	442
141	Series 1993-54, Class Z, 7.000%, 04/25/23	158
1,507	Series 1993-56, Class PZ, 7.000%, 05/25/23	1,696
68	Series 1993-62, Class SA, IF, 18.930%, 04/25/23	100
734	Series 1993-99, Class Z, 7.000%, 07/25/23	810
37	Series 1993-122, Class M, 6.500%, 07/25/23	42
745	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	826
1,232	Series 1993-141, Class Z, 7.000%, 08/25/23	1,373

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
34	Series 1993-165, Class SD, IF, 13.399%, 09/25/23	45
43	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	48
62	Series 1993-178, Class PK, 6.500%, 09/25/23	69
30	Series 1993-179, Class SB, HB, IF, 26.744%, 10/25/23	52
20	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	26
1,014	Series 1993-183, Class KA, 6.500%, 10/25/23	1,167
449	Series 1993-189, Class PL, 6.500%, 10/25/23	504
36	Series 1993-199, Class FA, VAR, 0.735%, 10/25/23	37
56	Series 1993-205, Class H, PO, 09/25/23	56
90	Series 1993-225, Class UB, 6.500%, 12/25/23	101
26	Series 1993-230, Class FA, VAR, 0.785%, 12/25/23	26
79	Series 1993-247, Class FE, VAR, 1.185%, 12/25/23	81
97	Series 1993-247, Class SA, HB, IF, 27.969%, 12/25/23	168
37	Series 1993-247, Class SU, IF, 12.263%, 12/25/23	48
35	Series 1993-250, Class Z, 7.000%, 12/25/23	35
7	Series 1994-9, Class E, PO, 11/25/23	6
326	Series 1994-37, Class L, 6.500%, 03/25/24	375
1,595	Series 1994-40, Class Z, 6.500%, 03/25/24	1,749
2,389	Series 1994-62, Class PK, 7.000%, 04/25/24	2,681
1,160	Series 1994-63, Class PK, 7.000%, 04/25/24	1,320
57	Series 1995-2, Class Z, 8.500%, 01/25/25	66
334	Series 1995-19, Class Z, 6.500%, 11/25/23	385
614	Series 1996-14, Class SE, IF, IO, 8.810%, 08/25/23	139
11	Series 1996-27, Class FC, VAR, 0.685%, 03/25/17	11
567	Series 1996-48, Class Z, 7.000%, 11/25/26	634
55	Series 1996-59, Class J, 6.500%, 08/25/22	60
124	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	6
427	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	20
85	Series 1997-27, Class J, 7.500%, 04/18/27	94
136	Series 1997-29, Class J, 7.500%, 04/20/27	160
357	Series 1997-32, Class PG, 6.500%, 04/25/27	411
553	Series 1997-39, Class PD, 7.500%, 05/20/27	650
30	Series 1997-42, Class ZC, 6.500%, 07/18/27	34
609	Series 1997-61, Class ZC, 7.000%, 02/25/23	684
149	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	22
20	Series 1998-4, Class C, PO, 04/25/23	20
223	Series 1998-36, Class ZB, 6.000%, 07/18/28	255
114	Series 1998-43, Class SA, IF, IO, 18.357%, 04/25/23	30
236	Series 1998-66, Class SB, IF, IO, 7.965%, 12/25/28	46
113	Series 1999-17, Class C, 6.350%, 04/25/29	125
453	Series 1999-18, Class Z, 5.500%, 04/18/29	508
95	Series 1999-38, Class SK, IF, IO, 7.865%, 08/25/23	9
57	Series 1999-52, Class NS, HB, IF, 22.863%, 10/25/23	89
160	Series 1999-62, Class PB, 7.500%, 12/18/29	184
866	Series 2000-2, Class ZE, 7.500%, 02/25/30	997
314	Series 2000-20, Class SA, IF, IO, 8.915%, 07/25/30	84
38	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	8
279	Series 2001-4, Class PC, 7.000%, 03/25/21	305
104	Series 2001-7, Class PF, 7.000%, 03/25/31	120
–(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
315	Series 2001-30, Class PM, 7.000%, 07/25/31	361
586	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	88
590	Series 2001-36, Class DE, 7.000%, 08/25/31	689
745	Series 2001-44, Class MY, 7.000%, 09/25/31	858
174	Series 2001-44, Class PD, 7.000%, 09/25/31	197
139	Series 2001-44, Class PU, 7.000%, 09/25/31	160
1,533	Series 2001-48, Class Z, 6.500%, 09/25/21	1,706
132	Series 2001-49, Class Z, 6.500%, 09/25/31	152
99	Series 2001-52, Class KB, 6.500%, 10/25/31	112
26	Series 2001-52, Class XN, 6.500%, 11/25/15	26
1,146	Series 2001-60, Class PX, 6.000%, 11/25/31	1,315
436	Series 2001-60, Class QS, HB, IF, 23.853%, 09/25/31	759
1,087	Series 2001-61, Class Z, 7.000%, 11/25/31	1,235
93	Series 2001-71, Class MB, 6.000%, 12/25/16	96
132	Series 2001-71, Class QE, 6.000%, 12/25/16	136
39	Series 2001-72, Class SX, IF, 17.036%, 12/25/31	49
517	Series 2001-74, Class MB, 6.000%, 12/25/16	531
48	Series 2001-81, Class LO, PO, 01/25/32	47
500	Series 2002-1, Class G, 7.000%, 07/25/23	562
228	Series 2002-1, Class HC, 6.500%, 02/25/22	254
210	Series 2002-1, Class SA, HB, IF, 24.587%, 02/25/32	379
79	Series 2002-1, Class UD, HB, IF, 23.853%, 12/25/23	125
156	Series 2002-2, Class UC, 6.000%, 02/25/17	161
304	Series 2002-3, Class OG, 6.000%, 02/25/17	311
1,546	Series 2002-5, Class PK, 6.000%, 02/25/22	1,706
59	Series 2002-7, Class OG, 6.000%, 03/25/17	61
148	Series 2002-7, Class TG, 6.000%, 03/25/17	151
1,138	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	57
18	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	24
2,815	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,231
327	Series 2002-16, Class PG, 6.000%, 04/25/17	335
53	Series 2002-19, Class PE, 6.000%, 04/25/17	55
34	Series 2002-21, Class LO, PO, 04/25/32	33
511	Series 2002-21, Class PE, 6.500%, 04/25/32	574
325	Series 2002-24, Class AJ, 6.000%, 04/25/17	336
1,044	Series 2002-28, Class PK, 6.500%, 05/25/32	1,171
172	Series 2002-31, Class S, IF, 18.877%, 05/25/17	198
386	Series 2002-37, Class Z, 6.500%, 06/25/32	446
568	Series 2002-38, Class QE, 6.000%, 06/25/17	580
1,206	Series 2002-48, Class GH, 6.500%, 08/25/32	1,404
1,793	Series 2002-54, Class PG, 6.000%, 09/25/22	1,987
341	Series 2002-57, Class AE, 5.500%, 09/25/17	352
84	Series 2002-63, Class KC, 5.000%, 10/25/17	87
258	Series 2002-71, Class AP, 5.000%, 11/25/32	280
198	Series 2002-77, Class S, IF, 14.145%, 12/25/32	265
3,138	Series 2002-78, Class Z, 5.500%, 12/25/32	3,397
676	Series 2002-83, Class CS, 6.881%, 08/25/23	755
860	Series 2002-90, Class A1, 6.500%, 06/25/42	986
396	Series 2003-9, Class NZ, 6.500%, 02/25/33	448
586	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,123	Series 2003-17, Class EQ, 5.500%, 03/25/23	3,441
4,080	Series 2003-22, Class UD, 4.000%, 04/25/33	4,305
5,703	Series 2003-23, Class EQ, 5.500%, 04/25/23	6,285
277	Series 2003-32, Class KC, 5.000%, 05/25/18	289
1,838	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	327
814	Series 2003-34, Class AX, 6.000%, 05/25/33	937
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,296
574	Series 2003-34, Class GB, 6.000%, 03/25/33	629
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,259
139	Series 2003-35, Class EA, PO, 05/25/33	131
178	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	36
1,293	Series 2003-39, Class LW, 5.500%, 05/25/23	1,409
284	Series 2003-42, Class GB, 4.000%, 05/25/33	304
1,146	Series 2003-47, Class PE, 5.750%, 06/25/33	1,307
292	Series 2003-52, Class SX, HB, IF, 22.396%, 10/25/31	432
459	Series 2003-64, Class SX, IF, 13.299%, 07/25/33	565
1,134	Series 2003-71, Class DS, IF, 7.226%, 08/25/33	1,218
4,683	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	869
2,331	Series 2003-73, Class HC, 5.500%, 08/25/33	2,648
113	Series 2003-74, Class SH, IF, 9.837%, 08/25/33	137
308	Series 2003-76, Class SH, IF, 13.831%, 09/25/31	326
885	Series 2003-80, Class SY, IF, IO, 7.465%, 06/25/23	57
1,375	Series 2003-81, Class HC, 4.750%, 09/25/18	1,431
1,266	Series 2003-82, Class VB, 5.500%, 08/25/33	1,310
1,515	Series 2003-83, Class PG, 5.000%, 06/25/23	1,601
359	Series 2003-91, Class SD, IF, 12.192%, 09/25/33	442
14,564	Series 2003-105, Class AZ, 5.500%, 10/25/33	15,842
2,304	Series 2003-116, Class SB, IF, IO, 7.415%, 11/25/33	580
656	Series 2003-130, Class CS, IF, 13.731%, 12/25/33	784
170	Series 2003-130, Class SX, IF, 11.243%, 01/25/34	206
305	Series 2003-131, Class SK, IF, 15.831%, 01/25/34	403
150	Series 2003-132, Class OA, PO, 08/25/33	135
1,599	Series 2004-4, Class QI, IF, IO, 6.915%, 06/25/33	198
1,190	Series 2004-4, Class QM, IF, 13.831%, 06/25/33	1,459
929	Series 2004-10, Class SC, HB, IF, 27.861%, 02/25/34	1,256
3,512	Series 2004-17, Class H, 5.500%, 04/25/34	3,906
323	Series 2004-21, Class AE, 4.000%, 04/25/19	336
1,417	Series 2004-25, Class SA, IF, 19.017%, 04/25/34	2,077
2,201	Series 2004-28, Class PF, VAR, 0.585%, 03/25/34	2,214
4,669	Series 2004-36, Class FA, VAR, 0.585%, 05/25/34	4,698
784	Series 2004-36, Class PC, 5.500%, 02/25/34	828
1,996	Series 2004-36, Class SA, IF, 19.017%, 05/25/34	2,831
467	Series 2004-36, Class SN, IF, 13.831%, 07/25/33	540
2,399	Series 2004-46, Class EP, PO, 03/25/34	2,356
438	Series 2004-46, Class QB, HB, IF, 23.261%, 05/25/34	660
347	Series 2004-46, Class SK, IF, 15.992%, 05/25/34	459
9,568	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,488
318	Series 2004-51, Class SY, IF, 13.871%, 07/25/34	424
334	Series 2004-53, Class NC, 5.500%, 07/25/24	369
241	Series 2004-59, Class BG, PO, 12/25/32	228

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,186	Series 2004-61, Class FH, VAR, 0.985%, 11/25/32	5,318
126	Series 2004-61, Class SH, HB, IF, 23.249%, 11/25/32	207
339	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	427
2,890	Series 2004-65, Class EY, 5.500%, 08/25/24	3,199
321	Series 2004-74, Class SW, IF, 15.133%, 11/25/31	461
1,203	Series 2004-79, Class S, IF, 19.292%, 08/25/32	1,487
447	Series 2004-79, Class SP, IF, 19.292%, 11/25/34	609
372	Series 2004-81, Class AC, 4.000%, 11/25/19	387
4,782	Series 2004-81, Class JG, 5.000%, 11/25/24	5,220
2,819	Series 2004-87, Class F, VAR, 0.935%, 01/25/34	2,873
36	Series 2004-89, Class EA, IF, 12.886%, 01/25/34	38
1,292	Series 2005-16, Class LE, 5.500%, 07/25/33	1,319
2,137	Series 2005-25, Class PF, VAR, 0.535%, 04/25/35	2,141
246	Series 2005-42, Class PS, IF, 16.538%, 05/25/35	329
46	Series 2005-52, Class PA, 6.500%, 06/25/35	49
1,525	Series 2005-56, Class S, IF, IO, 6.525%, 07/25/35	272
768	Series 2005-56, Class TP, IF, 17.596%, 08/25/33	1,029
315	Series 2005-57, Class CD, HB, IF, 24.432%, 01/25/35	426
55	Series 2005-57, Class DC, HB, IF, 21.175%, 12/25/34	65
776	Series 2005-59, Class SU, HB, IF, 24.576%, 06/25/35	1,158
543	Series 2005-66, Class SG, IF, 16.913%, 07/25/35	731
2,752	Series 2005-67, Class EY, 5.500%, 08/25/25	3,076
2,453	Series 2005-68, Class PG, 5.500%, 08/25/35	2,725
843	Series 2005-68, Class UC, 5.000%, 06/25/35	896
1,290	Series 2005-72, Class SB, IF, 16.413%, 08/25/35	1,745
804	Series 2005-73, Class PS, IF, 16.238%, 08/25/35	1,098
10,508	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,295
634	Series 2005-74, Class CP, HB, IF, 24.073%, 05/25/35	940
2,764	Series 2005-74, Class CS, IF, 19.512%, 05/25/35	3,842
1,900	Series 2005-74, Class SK, IF, 19.622%, 05/25/35	2,647
314	Series 2005-75, Class SV, HB, IF, 23.461%, 09/25/35	482
2,517	Series 2005-84, Class XM, 5.750%, 10/25/35	2,739
937	Series 2005-90, Class ES, IF, 16.413%, 10/25/35	1,233
411	Series 2005-90, Class PO, PO, 09/25/35	407
1,882	Series 2005-93, Class MF, VAR, 0.435%, 08/25/34	1,886
4,893	Series 2005-106, Class US, HB, IF, 23.889%, 11/25/35	7,532
533	Series 2005-109, Class PC, 6.000%, 12/25/35	595
6,528	Series 2005-110, Class GK, 5.500%, 08/25/34	6,852
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,792
171	Series 2005-116, Class PB, 6.000%, 04/25/34	176
1,876	Series 2005-121, Class DX, 5.500%, 01/25/26	2,062
5,650	Series 2006-8, Class JZ, 5.500%, 03/25/36	6,420
12,581	Series 2006-8, Class WN, IF, IO, 6.515%, 03/25/36	2,471
3,431	Series 2006-8, Class WQ, PO, 03/25/36	3,008
330	Series 2006-11, Class PS, HB, IF, 23.889%, 03/25/36	503
5,143	Series 2006-12, Class BZ, 5.500%, 03/25/36	5,839
332	Series 2006-15, Class OT, PO, 01/25/36	325
3,063	Series 2006-16, Class HZ, 5.500%, 03/25/36	3,372
382	Series 2006-16, Class OA, PO, 03/25/36	356
1,147	Series 2006-22, Class AO, PO, 04/25/36	1,012
1,943	Series 2006-23, Class FK, VAR, 0.435%, 04/25/36	1,945
657	Series 2006-23, Class KO, PO, 04/25/36	606
1,560	Series 2006-27, Class OH, PO, 04/25/36	1,457

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
396	Series 2006-33, Class LS, HB, IF, 29.319%, 05/25/36	739
969	Series 2006-39, Class WC, 5.500%, 01/25/36	1,051
488	Series 2006-42, Class CF, VAR, 0.635%, 06/25/36	492
1,069	Series 2006-43, Class DO, PO, 06/25/36	1,043
354	Series 2006-43, Class PO, PO, 06/25/36	334
3,651	Series 2006-44, Class FP, VAR, 0.585%, 06/25/36	3,677
705	Series 2006-44, Class GO, PO, 06/25/36	673
1,828	Series 2006-44, Class P, PO, 12/25/33	1,604
828	Series 2006-46, Class FW, VAR, 0.585%, 06/25/36	832
132	Series 2006-46, Class SW, HB, IF, 23.522%, 06/25/36	180
1,231	Series 2006-46, Class UC, 5.500%, 12/25/35	1,342
2,364	Series 2006-50, Class JO, PO, 06/25/36	2,072
2,963	Series 2006-50, Class PS, PO, 06/25/36	2,602
2,934	Series 2006-53, Class US, IF, IO, 6.395%, 06/25/36	522
6,419	Series 2006-56, Class FC, VAR, 0.475%, 07/25/36	6,451
2,317	Series 2006-56, Class PF, VAR, 0.535%, 07/25/36	2,332
230	Series 2006-58, Class AP, PO, 07/25/36	224
723	Series 2006-58, Class FL, VAR, 0.645%, 07/25/36	729
1,253	Series 2006-58, Class IG, IF, IO, 6.335%, 07/25/36	210
447	Series 2006-58, Class PO, PO, 07/25/36	419
630	Series 2006-59, Class QO, PO, 01/25/33	630
373	Series 2006-60, Class AK, HB, IF, 28.061%, 07/25/36	672
1,708	Series 2006-60, Class DO, PO, 04/25/35	1,649
318	Series 2006-62, Class PS, HB, IF, 38.792%, 07/25/36	611
4,780	Series 2006-63, Class ZH, 6.500%, 07/25/36	5,617
809	Series 2006-65, Class QO, PO, 07/25/36	784
10,033	Series 2006-71, Class ZL, 6.000%, 07/25/36	11,479
1,462	Series 2006-72, Class GO, PO, 08/25/36	1,413
324	Series 2006-72, Class TO, PO, 08/25/36	315
3,729	Series 2006-77, Class PC, 6.500%, 08/25/36	4,255
921	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,060
2,566	Series 2006-79, Class DF, VAR, 0.535%, 08/25/36	2,579
607	Series 2006-79, Class DO, PO, 08/25/36	580
729	Series 2006-79, Class OP, PO, 08/25/36	694
702	Series 2006-85, Class MZ, 6.500%, 09/25/36	793
754	Series 2006-86, Class OB, PO, 09/25/36	711
808	Series 2006-90, Class AO, PO, 09/25/36	741
371	Series 2006-94, Class GK, HB, IF, 32.326%, 10/25/26	615
481	Series 2006-95, Class SG, HB, IF, 25.461%, 10/25/36	718
204	Series 2006-109, Class PO, PO, 11/25/36	199
1,442	Series 2006-110, Class PO, PO, 11/25/36	1,266
542	Series 2006-111, Class EO, PO, 11/25/36	519
818	Series 2006-113, Class PO, PO, 07/25/36	814
168	Series 2006-115, Class ES, HB, IF, 25.821%, 12/25/36	250
638	Series 2006-115, Class OK, PO, 12/25/36	561
2,951	Series 2006-117, Class GS, IF, IO, 6.465%, 12/25/36	535
1,901	Series 2006-118, Class A1, VAR, 0.245%, 12/25/36	1,859
7,032	Series 2006-118, Class A2, VAR, 0.242%, 12/25/36	7,021
314	Series 2006-119, Class PO, PO, 12/25/36	295
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,264
614	Series 2006-128, Class PO, PO, 01/25/37	579
2,105	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	426
73	Series 2007-1, Class SD, HB, IF, 37.891%, 02/25/37	92
7	Series 2007-2, Class FA, VAR, 0.385%, 02/25/37	7
810	Series 2007-7, Class SG, IF, IO, 6.315%, 08/25/36	156
2,672	Series 2007-10, Class FD, VAR, 0.435%, 02/25/37	2,680

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,691	Series 2007-14, Class ES, IF, IO, 6.255%, 03/25/37	874
578	Series 2007-14, Class OP, PO, 03/25/37	562
738	Series 2007-14, Class QD, 5.500%, 11/25/35	754
604	Series 2007-15, Class NO, PO, 03/25/22	603
2,461	Series 2007-16, Class FC, VAR, 0.935%, 03/25/37	2,540
2,726	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,040
310	Series 2007-22, Class SC, IF, IO, 5.895%, 03/25/37	51
1,810	Series 2007-28, Class EO, PO, 04/25/37	1,704
1,199	Series 2007-29, Class SG, HB, IF, 22.051%, 04/25/37	1,672
2,821	Series 2007-35, Class SI, IF, IO, 5.915%, 04/25/37	389
483	Series 2007-42, Class AO, PO, 05/25/37	471
7,431	Series 2007-42, Class B, 6.000%, 05/25/37	8,394
1,066	Series 2007-43, Class FL, VAR, 0.485%, 05/25/37	1,068
4,621	Series 2007-53, Class SH, IF, IO, 5.915%, 06/25/37	625
6,799	Series 2007-54, Class FA, VAR, 0.585%, 06/25/37	6,842
1,420	Series 2007-54, Class WI, IF, IO, 5.915%, 06/25/37	218
12,940	Series 2007-60, Class AX, IF, IO, 6.965%, 07/25/37	2,192
837	Series 2007-62, Class SE, IF, 16.038%, 07/25/37	1,091
1,100	Series 2007-64, Class FB, VAR, 0.555%, 07/25/37	1,101
5,350	Series 2007-65, Class KI, IF, IO, 6.435%, 07/25/37	763
1,493	Series 2007-67, Class PO, PO, 07/25/37	1,416
3,137	Series 2007-70, Class Z, 5.500%, 07/25/37	3,570
8,758	Series 2007-72, Class EK, IF, IO, 6.215%, 07/25/37	1,324
2,048	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,236
3,021	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,388
1,587	Series 2007-77, Class FG, VAR, 0.685%, 03/25/37	1,603
465	Series 2007-78, Class CB, 6.000%, 08/25/37	523
3,159	Series 2007-78, Class PE, 6.000%, 08/25/37	3,554
1,194	Series 2007-79, Class SB, HB, IF, 23.339%, 08/25/37	1,781
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,083
583	Series 2007-84, Class PG, 6.000%, 12/25/36	601
327	Series 2007-85, Class SL, IF, 15.688%, 09/25/37	422
4,137	Series 2007-88, Class VI, IF, IO, 6.355%, 09/25/37	649
4,192	Series 2007-91, Class ES, IF, IO, 6.275%, 10/25/37	645
710	Series 2007-92, Class YA, 6.500%, 06/25/37	794
1,183	Series 2007-92, Class YS, IF, IO, 5.595%, 06/25/37	120
787	Series 2007-97, Class FC, VAR, 0.685%, 07/25/37	795
2,889	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	433
550	Series 2007-98, Class FB, VAR, 0.635%, 06/25/37	554
4,304	Series 2007-100, Class SM, IF, IO, 6.265%, 10/25/37	656
20,795	Series 2007-101, Class A2, VAR, 0.463%, 06/27/36	20,775
1,722	Series 2007-106, Class A7, VAR, 6.139%, 10/25/37	1,922
3,682	Series 2007-108, Class AN, VAR, 8.216%, 11/25/37	4,325
368	Series 2007-108, Class SA, IF, IO, 6.175%, 12/25/37	48
5,633	Series 2007-109, Class AI, IF, IO, 6.215%, 12/25/37	771
3,789	Series 2007-112, Class MJ, 6.500%, 12/25/37	4,447
4,119	Series 2007-112, Class SA, IF, IO, 6.265%, 12/25/37	683
36,254	Series 2007-114, Class A6, VAR, 0.385%, 10/27/37	35,811
9,981	Series 2007-116, Class HI, IO, VAR, 1.505%, 01/25/38	687
26	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
4,926	Series 2008-1, Class BI, IF, IO, 5.725%, 02/25/38	617
8,313	Series 2008-4, Class SD, IF, IO, 5.815%, 02/25/38	1,101

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,400	Series 2008-10, Class XI, IF, IO, 6.045%, 03/25/38	153
1,519	Series 2008-16, Class IS, IF, IO, 6.015%, 03/25/38	249
1,151	Series 2008-18, Class FA, VAR, 1.085%, 03/25/38	1,169
543	Series 2008-18, Class SP, IF, 13.631%, 03/25/38	692
2,132	Series 2008-20, Class SA, IF, IO, 6.805%, 03/25/38	309
1,753	Series 2008-27, Class SN, IF, IO, 6.715%, 04/25/38	264
719	Series 2008-28, Class QS, HB, IF, 20.146%, 04/25/38	1,033
1,793	Series 2008-32, Class SA, IF, IO, 6.665%, 04/25/38	271
5,816	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	42
586	Series 2008-42, Class AO, PO, 09/25/36	579
66	Series 2008-44, Class PO, PO, 05/25/38	63
3,771	Series 2008-46, Class HI, IO, VAR, 1.737%, 06/25/38	305
1,044	Series 2008-47, Class SI, IF, IO, 6.315%, 06/25/23	109
1,129	Series 2008-53, Class CI, IF, IO, 7.015%, 07/25/38	192
5,777	Series 2008-55, Class S, IF, IO, 7.415%, 07/25/28	1,046
981	Series 2008-56, Class AC, 5.000%, 07/25/38	1,068
1,150	Series 2008-60, Class JC, 5.000%, 07/25/38	1,269
2,295	Series 2008-61, Class BH, 4.500%, 07/25/23	2,441
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,595
1,263	Series 2008-76, Class GF, VAR, 0.835%, 09/25/23	1,271
4,884	Series 2008-80, Class SA, IF, IO, 5.665%, 09/25/38	607
2,518	Series 2008-81, Class SB, IF, IO, 5.665%, 09/25/38	342
310	Series 2009-4, Class BD, 4.500%, 02/25/39	332
2,924	Series 2009-6, Class GS, IF, IO, 6.365%, 02/25/39	605
1,719	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	138
5,305	Series 2009-11, Class NB, 5.000%, 03/25/29	5,814
1,611	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	95
2,668	Series 2009-17, Class QS, IF, IO, 6.465%, 03/25/39	421
770	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	54
3,533	Series 2009-19, Class PW, 4.500%, 10/25/36	3,795
181	Series 2009-47, Class MT, 7.000%, 07/25/39	212
2,035	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	300
6,969	Series 2009-59, Class HB, 5.000%, 08/25/39	7,775
8,598	Series 2009-60, Class HT, 6.000%, 08/25/39	9,796
195	Series 2009-63, Class P, 5.000%, 03/25/37	213
8,123	Series 2009-65, Class MT, 5.000%, 09/25/39	8,777
3,576	Series 2009-69, Class WA, VAR, 6.016%, 09/25/39	4,140
2,031	Series 2009-70, Class CO, PO, 01/25/37	1,841
2,301	Series 2009-84, Class WS, IF, IO, 5.715%, 10/25/39	297
5,056	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	929
11,199	Series 2009-86, Class OT, PO, 10/25/37	10,206
2,808	Series 2009-99, Class SC, IF, IO, 5.995%, 12/25/39	354
4,840	Series 2009-99, Class WA, VAR, 6.305%, 12/25/39	5,461
7,105	Series 2009-103, Class MB, VAR, 2.358%, 12/25/39	7,410
3,632	Series 2009-112, Class ST, IF, IO, 6.065%, 01/25/40	560
1,061	Series 2009-113, Class AO, PO, 01/25/40	1,031
1,352	Series 2010-1, Class WA, VAR, 6.187%, 02/25/40	1,537
2,801	Series 2010-14, Class FJ, VAR, 0.785%, 03/25/40	2,839
4,005	Series 2010-16, Class WA, VAR, 6.445%, 03/25/40	4,526
3,784	Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	4,384

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,511	Series 2010-35, Class SB, IF, IO, 6.235%, 04/25/40	626
2,690	Series 2010-35, Class SJ, IF, 17.051%, 04/25/40	3,669
519	Series 2010-39, Class OT, PO, 10/25/35	491
2,414	Series 2010-40, Class FJ, VAR, 0.785%, 04/25/40	2,433
2,282	Series 2010-42, Class S, IF, IO, 6.215%, 05/25/40	407
2,203	Series 2010-43, Class FD, VAR, 0.785%, 05/25/40	2,231
929	Series 2010-45, Class BD, 4.500%, 11/25/38	971
1,073	Series 2010-47, Class AV, 5.000%, 05/25/21	1,082
7,077	Series 2010-49, Class SC, IF, 12.291%, 03/25/40	8,572
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,717
1,773	Series 2010-63, Class AP, PO, 06/25/40	1,685
18,152	Series 2010-64, Class DM, 5.000%, 06/25/40	20,097
8,332	Series 2010-71, Class HJ, 5.500%, 07/25/40	9,516
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,087
2,094	Series 2010-103, Class SB, IF, IO, 5.915%, 11/25/49	292
17,336	Series 2010-111, Class AE, 5.500%, 04/25/38	18,553
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,998
17,865	Series 2010-125, Class SA, IF, IO, 4.255%, 11/25/40	1,279
17,514	Series 2010-133, Class A, 5.500%, 05/25/38	18,774
12,477	Series 2010-147, Class SA, IF, IO, 6.345%, 01/25/41	2,835
4,800	Series 2010-148, Class MA, 4.000%, 02/25/39	5,035
2,790	Series 2011-2, Class WA, VAR, 5.817%, 02/25/51	3,075
998	Series 2011-17, Class EF, VAR, 0.485%, 07/25/25	1,001
6,333	Series 2011-19, Class ZY, 6.500%, 07/25/36	7,248
1,328	Series 2011-22, Class MA, 6.500%, 04/25/38	1,487
27,817	Series 2011-30, Class LS, IO, VAR, 1.833%, 04/25/41	1,968
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,094
8,016	Series 2011-39, Class ZA, 6.000%, 11/25/32	9,023
8,660	Series 2011-47, Class ZA, 5.500%, 07/25/38	9,356
882	Series 2011-58, Class WA, VAR, 5.422%, 07/25/51	983
4,646	Series 2011-75, Class FA, VAR, 0.735%, 08/25/41	4,710
4,977	Series 2011-101, Class FM, VAR, 0.735%, 01/25/41	5,012
3,073	Series 2011-111, Class DF, VAR, 0.585%, 12/25/38	3,079
25,034	Series 2011-118, Class LB, 7.000%, 11/25/41	29,635
34,572	Series 2011-118, Class MT, 7.000%, 11/25/41	40,928
30,587	Series 2011-118, Class NT, 7.000%, 11/25/41	36,209
10,783	Series 2011-124, Class JF, VAR, 0.585%, 02/25/41	10,842
1,556	Series 2011-149, Class EF, VAR, 0.685%, 07/25/41	1,570
5,441	Series 2011-149, Class MF, VAR, 0.685%, 11/25/41	5,491
5,977	Series 2012-14, Class FB, VAR, 0.635%, 08/25/37	6,005
51,541	Series 2012-47, Class HF, VAR, 0.585%, 05/25/27	51,943
6,441	Series 2012-66, Class HF, VAR, 0.485%, 03/25/41	6,468
8,221	Series 2012-87, Class KF, VAR, 0.635%, 09/25/37	8,258
6,171	Series 2012-89, Class FD, VAR, 0.635%, 04/25/39	6,203
12,846	Series 2012-97, Class FB, VAR, 0.685%, 09/25/42	12,917
5,860	Series 2012-99, Class FA, VAR, 0.635%, 09/25/42	5,859
3,638	Series 2012-101, Class FC, VAR, 0.685%, 09/25/42	3,672
11,760	Series 2012-108, Class F, VAR, 0.685%, 10/25/42	11,899
27,641	Series 2012-112, Class FD, VAR, 0.685%, 10/25/42	27,885
21,407	Series 2012-137, Class CF, VAR, 0.485%, 08/25/41	21,339

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,784	Series 2013-4, Class AJ, 3.500%, 02/25/43	7,125
4,990	Series 2013-13, Class FA, VAR, 0.535%, 03/25/43	4,969
6,000	Series 2013-81, Class TA, 3.000%, 02/25/43	5,784
18,343	Series 2013-92, Class PO, PO, 09/25/43	14,638
7,887	Series 2013-100, Class WB, 3.000%, 10/25/33	7,786
14,225	Series 2013-101, Class DO, PO, 10/25/43	11,257
31,403	Series 2013-128, Class PO, PO, 12/25/43	25,329
7	Series G-14, Class L, 8.500%, 06/25/21	8
–(h)	Series G-17, Class S, HB, VAR, 1,061.868%, 06/25/21	4
30	Series G-18, Class Z, 8.750%, 06/25/21	34
3	Series G-22, Class G, 6.000%, 12/25/16	3
20	Series G-28, Class S, IF, 14.915%, 09/25/21	24
54	Series G-35, Class M, 8.750%, 10/25/21	60
9	Series G-51, Class SA, HB, IF, 25.251%, 12/25/21	12
–(h)	Series G92-27, Class SQ, HB, IF, 11,820.374%, 05/25/22	12
247	Series G92-35, Class E, 7.500%, 07/25/22	275
–(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
22	Series G92-42, Class Z, 7.000%, 07/25/22	24
292	Series G92-44, Class ZQ, 8.000%, 07/25/22	308
130	Series G92-45, Class Z, 6.000%, 08/25/22	134
23	Series G92-52, Class FD, VAR, 0.205%, 09/25/22	23
243	Series G92-54, Class ZQ, 7.500%, 09/25/22	267
21	Series G92-59, Class F, VAR, 1.387%, 10/25/22	21
45	Series G92-61, Class Z, 7.000%, 10/25/22	51
29	Series G92-62, Class B, PO, 10/25/22	29
150	Series G93-1, Class KA, 7.900%, 01/25/23	171
58	Series G93-5, Class Z, 6.500%, 02/25/23	66
45	Series G93-14, Class J, 6.500%, 03/25/23	50
104	Series G93-17, Class SI, IF, 6.000%, 04/25/23	118
93	Series G93-27, Class FD, VAR, 1.065%, 08/25/23	95
22	Series G93-37, Class H, PO, 09/25/23	21
78	Series G95-1, Class C, 8.800%, 01/25/25	89
	Federal National Mortgage Association REMIC Trust,
1,571	Series 2003-W1, Class 1A1, VAR, 5.802%, 12/25/42	1,759
405	Series 2003-W1, Class 2A, VAR, 6.488%, 12/25/42	473
253	Series 2003-W4, Class 2A, VAR, 6.362%, 10/25/42	295
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,917
1,257	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,479
2,353	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,773
2,545	Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,865
882	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	983
759	Series 2007-W5, Class PO, PO, 06/25/37	719
613	Series 2007-W7, Class 1A4, HB, IF, 38.072%, 07/25/37	984
361	Series 2007-W10, Class 2A, VAR, 6.308%, 08/25/47	411
12,901	Series 2009-W1, Class A, 6.000%, 12/25/49	14,949
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
20	Series 218, Class 2, IO, 7.500%, 04/25/23	4
14	Series 265, Class 2, 9.000%, 03/25/24	17
1,561	Series 300, Class 1, PO, 09/25/24	1,544
206	Series 329, Class 1, PO, 01/25/33	195
503	Series 339, Class 18, IO, 4.500%, 07/25/18	25
692	Series 339, Class 21, IO, 4.500%, 08/25/18	30
395	Series 339, Class 28, IO, 5.500%, 08/25/18	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
267	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	53
1,150	Series 365, Class 8, IO, 5.500%, 05/25/36	249
109	Series 368, Class 3, IO, 4.500%, 11/25/20	6
758	Series 374, Class 5, IO, 5.500%, 08/25/36	162
805	Series 383, Class 33, IO, 6.000%, 01/25/38	164
305	Series 393, Class 6, IO, 5.500%, 04/25/37	57
32,637	Series 411, Class F1, VAR, 0.735%, 08/25/42	32,633
11,249	Series 412, Class F2, VAR, 0.685%, 08/25/42	11,322
	Federal National Mortgage Association Trust,
1,415	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,637
832	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	938
5,785	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,572
2,396	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,760
2,935	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,422
551	Series 2003-W8, Class 3F1, VAR, 0.585%, 05/25/42	554
2,703	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	2,757
3,992	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,694
1,029	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,206
1,073	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,260
3,067	Series 2004-W15, Class 2AF, VAR, 0.435%, 08/25/44	3,048
23,159	Series 2005-W3, Class 2AF, VAR, 0.405%, 03/25/45	23,222
1,295	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,486
11,066	Series 2006-W2, Class 1AF1, VAR, 0.405%, 02/25/46	11,048
2,873	Series 2006-W2, Class 2A, VAR, 2.255%, 11/25/45	2,900
20,970	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.445%, 11/25/46	21,005
	Government National Mortgage Association,
2,141	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,447
1,918	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,165
174	Series 1999-30, Class S, IF, IO, 8.417%, 08/16/29	55
239	Series 1999-40, Class ZW, 7.500%, 11/20/29	278
200	Series 2000-9, Class Z, 8.000%, 06/20/30	239
2,253	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,687
279	Series 2000-12, Class ST, HB, IF, 38.599%, 02/16/30	465
2,040	Series 2000-21, Class Z, 9.000%, 03/16/30	2,506
316	Series 2000-31, Class Z, 9.000%, 10/20/30	367
184	Series 2000-35, Class ZA, 9.000%, 11/20/30	198
19	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	3
94	Series 2001-6, Class SD, IF, IO, 8.367%, 03/16/31	33
1,006	Series 2001-22, Class PS, HB, IF, 20.531%, 03/17/31	1,606
218	Series 2001-35, Class SA, IF, IO, 8.067%, 08/16/31	74
189	Series 2001-36, Class S, IF, IO, 7.867%, 08/16/31	59
240	Series 2002-3, Class SP, IF, IO, 7.207%, 01/16/32	67
940	Series 2002-24, Class AG, IF, IO, 7.767%, 04/16/32	219
84	Series 2002-24, Class SB, IF, 11.650%, 04/16/32	113
113	Series 2002-31, Class S, IF, IO, 8.517%, 01/16/31	40
1,949	Series 2002-31, Class SE, IF, IO, 7.317%, 04/16/30	394
890	Series 2002-40, Class UK, 6.500%, 06/20/32	1,049
31	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,543	Series 2002-45, Class QE, 6.500%, 06/20/32	4,211
1,039	Series 2002-47, Class PG, 6.500%, 07/16/32	1,230
373	Series 2002-47, Class PY, 6.000%, 07/20/32	423
1,792	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,122
1,208	Series 2002-52, Class GH, 6.500%, 07/20/32	1,439
422	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	29
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,505
955	Series 2003-11, Class SK, IF, IO, 7.517%, 02/16/33	210
408	Series 2003-12, Class SP, IF, IO, 7.516%, 02/20/33	111
146	Series 2003-24, Class PO, PO, 03/16/33	124
4,185	Series 2003-25, Class PZ, 5.500%, 04/20/33	4,803
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,308
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,174
1,078	Series 2003-46, Class TC, 6.500%, 03/20/33	1,230
701	Series 2003-52, Class AP, PO, 06/16/33	661
1,983	Series 2003-58, Class BE, 6.500%, 01/20/33	2,264
2,429	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,819
110	Series 2003-90, Class PO, PO, 10/20/33	106
1,586	Series 2003-97, Class SA, IF, IO, 6.367%, 11/16/33	338
1,319	Series 2003-112, Class SA, IF, IO, 6.367%, 12/16/33	295
3,555	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	165
274	Series 2003-114, Class SH, IF, 14.367%, 11/17/32	370
3,640	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	515
27	Series 2004-15, Class SA, IF, 19.157%, 12/20/32	28
589	Series 2004-28, Class S, IF, 19.158%, 04/16/34	838
1,298	Series 2004-46, Class PO, PO, 06/20/34	1,262
4,650	Series 2004-49, Class Z, 6.000%, 06/20/34	5,422
618	Series 2004-71, Class SB, HB, IF, 28.561%, 09/20/34	1,045
618	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	723
732	Series 2004-73, Class AE, IF, 14.477%, 08/17/34	915
4,519	Series 2004-73, Class JL, IF, IO, 6.367%, 09/16/34	862
210	Series 2004-83, Class AP, IF, 13.860%, 10/16/34	256
58	Series 2004-85, Class PO, PO, 01/17/33	58
282	Series 2004-87, Class SB, IF, 7.462%, 03/17/33	309
448	Series 2004-89, Class LS, HB, IF, 23.711%, 10/16/34	690
7,599	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	1,208
3,716	Series 2004-96, Class SC, IF, IO, 5.896%, 11/20/34	603
3,477	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	556
5,360	Series 2005-3, Class SK, IF, IO, 6.566%, 01/20/35	957
42	Series 2005-6, Class GS, IF, 13.132%, 12/20/32	43
596	Series 2005-7, Class JM, IF, 16.317%, 05/18/34	682
986	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	991
329	Series 2005-44, Class SP, IF, 11.832%, 10/20/34	383
567	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	109
27	Series 2005-65, Class SA, HB, IF, 22.035%, 08/20/35	31
257	Series 2005-66, Class SP, HB, IF, 20.222%, 08/16/35	387
2,611	Series 2005-68, Class DP, IF, 15.992%, 06/17/35	3,614
11,435	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	1,865
2,075	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	360
3,049	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,451
574	Series 2005-82, Class PO, PO, 10/20/35	557

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,033	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	208
918	Series 2006-16, Class OP, PO, 03/20/36	855
940	Series 2006-20, Class QA, 5.750%, 02/20/36	1,018
1,273	Series 2006-22, Class AO, PO, 05/20/36	1,200
5,150	Series 2006-33, Class Z, 6.500%, 07/20/36	6,070
192	Series 2006-34, Class PO, PO, 07/20/36	186
226	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	25
6,643	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,838
2,166	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,456
1,694	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	294
3,006	Series 2006-65, Class SA, IF, IO, 6.616%, 11/20/36	559
2,596	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	400
8,116	Series 2007-17, Class AF, VAR, 0.383%, 04/16/37	8,128
4,245	Series 2007-17, Class JI, IF, IO, 6.627%, 04/16/37	816
1,647	Series 2007-17, Class JO, PO, 04/16/37	1,601
1,722	Series 2007-19, Class SD, IF, IO, 6.016%, 04/20/37	271
968	Series 2007-25, Class FN, VAR, 0.483%, 05/16/37	971
3,552	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	509
8,391	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	1,249
3,095	Series 2007-27, Class SD, IF, IO, 6.016%, 05/20/37	433
291	Series 2007-28, Class BO, PO, 05/20/37	277
4,533	Series 2007-35, Class PO, PO, 06/16/37	4,406
581	Series 2007-36, Class HO, PO, 06/16/37	563
2,488	Series 2007-36, Class SE, IF, IO, 6.287%, 06/16/37	391
2,893	Series 2007-36, Class SJ, IF, IO, 6.066%, 06/20/37	444
2,614	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	446
4,062	Series 2007-40, Class SN, IF, IO, 6.496%, 07/20/37	705
6,436	Series 2007-42, Class SC, IF, IO, 6.566%, 07/20/37	1,163
3,794	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	651
1,068	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	171
2,318	Series 2007-53, Class ES, IF, IO, 6.366%, 09/20/37	361
751	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	1,065
3,923	Series 2007-57, Class PO, PO, 03/20/37	3,608
3,298	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	522
1,573	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	99
2,652	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	415
2,982	Series 2007-73, Class MI, IF, IO, 5.816%, 11/20/37	394
2,542	Series 2007-74, Class SL, IF, IO, 6.357%, 11/16/37	498
5,764	Series 2007-76, Class SB, IF, IO, 6.316%, 11/20/37	1,016
4,271	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	710
205	Series 2008-1, Class PO, PO, 01/20/38	193
330	Series 2008-7, Class SK, IF, 19.398%, 11/20/37	487
460	Series 2008-7, Class SP, IF, 13.032%, 10/20/37	589
749	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	121
734	Series 2008-20, Class PO, PO, 09/20/37	710
3	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
783	Series 2008-29, Class PO, PO, 02/17/33	778
4,965	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	626
1,423	Series 2008-33, Class XS, IF, IO, 7.517%, 04/16/38	327
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,824
4,087	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	682
11,748	Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	2,317
3,134	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	513
226	Series 2008-43, Class NA, 5.500%, 11/20/37	238

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,182	Series 2008-50, Class KB, 6.000%, 06/20/38	2,496
1,086	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	161
3,994	Series 2008-60, Class CS, IF, IO, 5.966%, 07/20/38	552
545	Series 2008-60, Class PO, PO, 01/20/38	545
479	Series 2008-64, Class ED, 6.500%, 04/20/28	560
4,587	Series 2008-69, Class QD, 5.750%, 07/20/38	4,964
1,482	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	199
4,532	Series 2008-76, Class US, IF, IO, 5.716%, 09/20/38	672
2,878	Series 2008-79, Class CS, IF, 6.616%, 06/20/35	3,201
9,157	Series 2008-81, Class S, IF, IO, 6.016%, 09/20/38	1,469
4,633	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	665
8,569	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	1,625
2,647	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	390
2,503	Series 2009-6, Class SA, IF, IO, 5.917%, 02/16/39	304
2,425	Series 2009-6, Class SH, IF, IO, 5.856%, 02/20/39	351
4,090	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	595
1,410	Series 2009-10, Class SL, IF, IO, 6.317%, 03/16/34	100
3,490	Series 2009-11, Class SC, IF, IO, 5.967%, 02/16/39	513
1,209	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	259
2,584	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	532
7,437	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	1,126
2,458	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	226
1,992	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	405
3,680	Series 2009-31, Class ST, IF, IO, 6.166%, 03/20/39	460
4,430	Series 2009-31, Class TS, IF, IO, 6.116%, 03/20/39	627
919	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	147
1,206	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	241
2,020	Series 2009-35, Class SN, IF, IO, 6.217%, 12/16/38	165
5,676	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	847
3,871	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	520
3,219	Series 2009-44, Class MV, 6.000%, 04/20/20	3,253
6,889	Series 2009-64, Class SN, IF, IO, 5.917%, 07/16/39	923
1,404	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	147
5,754	Series 2009-72, Class SM, IF, IO, 6.067%, 08/16/39	934
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,268
5,279	Series 2009-79, Class OK, PO, 11/16/37	4,755
8,952	Series 2009-81, Class SB, IF, IO, 5.906%, 09/20/39	1,350
3,518	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	456
10,274	Series 2009-102, Class SM, IF, IO, 6.217%, 06/16/39	966
2,391	Series 2009-104, Class AB, 7.000%, 08/16/39	2,730
7,523	Series 2009-106, Class AS, IF, IO, 6.217%, 11/16/39	1,237
25,082	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	4,128
3,616	Series 2009-121, Class VA, 5.500%, 11/20/20	3,863
2,068	Series 2010-14, Class AO, PO, 12/20/32	2,061
969	Series 2010-14, Class BO, PO, 11/20/35	939
3,374	Series 2010-14, Class CO, PO, 08/20/35	3,141
6,122	Series 2010-14, Class QP, 6.000%, 12/20/39	6,488
2,645	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	2,951
1,357	Series 2010-103, Class WA, VAR, 5.736%, 08/20/34	1,538
1,946	Series 2010-129, Class AW, VAR, 6.111%, 04/20/37	2,202
9,394	Series 2010-130, Class CP, 7.000%, 10/16/40	11,121

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13,157	Series 2010-157, Class OP, PO, 12/20/40	11,419
25,869	Series 2010-H17, Class XQ, VAR, 5.262%, 07/20/60	28,182
945	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,063
6,199	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,117
6,428	Series 2011-75, Class SM, IF, IO, 6.416%, 05/20/41	1,352
3,234	Series 2011-97, Class WA, VAR, 6.096%, 11/20/38	3,681
4,569	Series 2011-137, Class WA, VAR, 5.529%, 07/20/40	5,192
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,471
10,451	Series 2011-163, Class WA, VAR, 5.849%, 12/20/38	11,954
3,008	Series 2011-H05, Class FB, VAR, 0.678%, 12/20/60	3,014
3,805	Series 2011-H06, Class FA, VAR, 0.628%, 02/20/61	3,805
5,632	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	6,428
6,286	Series 2012-141, Class WA, VAR, 4.528%, 11/16/41	6,881
4,548	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	4,778
6,800	Series 2012-141, Class WC, VAR, 3.747%, 01/20/42	7,164
12,421	Series 2012-H08, Class FB, VAR, 0.778%, 03/20/62	12,493
9,317	Series 2012-H08, Class FS, VAR, 0.878%, 04/20/62	9,411
74,353	Series 2012-H10, Class FA, VAR, 0.728%, 12/20/61	74,650
11,630	Series 2012-H15, Class FA, VAR, 0.628%, 05/20/62	11,670
2,957	Series 2012-H18, Class NA, VAR, 0.698%, 08/20/62	2,969
3,341	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,384
32,928	Series 2012-H21, Class CF, VAR, 0.878%, 05/20/61	33,147
33,578	Series 2012-H21, Class DF, VAR, 0.828%, 05/20/61	33,657
36,302	Series 2012-H22, Class FD, VAR, 0.648%, 01/20/61	36,421
11,090	Series 2012-H24, Class FA, VAR, 0.628%, 03/20/60	11,128
10,819	Series 2012-H24, Class FD, VAR, 0.768%, 09/20/62	10,878
4,588	Series 2012-H24, Class FE, VAR, 0.778%, 10/20/62	4,609
24,761	Series 2012-H24, Class FG, VAR, 0.608%, 04/20/60	24,807
16,439	Series 2012-H26, Class JA, VAR, 0.728%, 10/20/61	16,521
24,406	Series 2012-H26, Class MA, VAR, 0.728%, 07/20/62	24,515
10,987	Series 2012-H27, Class FB, VAR, 0.678%, 10/20/62	11,024
37,839	Series 2012-H28, Class FA, VAR, 0.758%, 09/20/62	37,890
7,345	Series 2012-H29, Class FA, VAR, 0.693%, 10/20/62	7,364
9,478	Series 2012-H30, Class JA, VAR, 0.658%, 01/20/60	9,511
16,144	Series 2012-H30, Class PA, VAR, 0.628%, 11/20/59	16,195
30,032	Series 2012-H31, Class FD, VAR, 0.518%, 12/20/62	29,902
6,626	Series 2013-26, Class AK, VAR, 4.666%, 09/20/41	7,191
3,351	Series 2013-54, Class WA, VAR, 4.704%, 11/20/42	3,705
2,432	Series 2013-75, Class WA, VAR, 5.230%, 06/20/40	2,723
3,535	Series 2013-91, Class WA, VAR, 4.512%, 04/20/43	3,801
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,253
29,801	Series 2013-H01, Class FA, 1.650%, 01/20/63	29,790
13,568	Series 2013-H01, Class JA, VAR, 0.498%, 01/20/63	13,462
12,107	Series 2013-H01, Class TA, VAR, 0.678%, 01/20/63	12,151
2,352	Series 2013-H02, Class HF, VAR, 0.478%, 11/20/62	2,357
6,261	Series 2013-H03, Class FA, VAR, 0.478%, 08/20/60	6,271
39,019	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,002
3,287	Series 2013-H04, Class SA, VAR, 0.598%, 02/20/63	3,275
3,812	Series 2013-H07, Class GA, VAR, 0.648%, 03/20/63	3,807
12,089	Series 2013-H07, Class HA, VAR, 0.588%, 03/20/63	12,041

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,680	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,728
6,004	Series 2013-H07, Class MA, VAR, 0.728%, 04/20/62	6,036
16,621	Series 2013-H08, Class FC, VAR, 0.628%, 02/20/63	16,586
11,899	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,882
3,641	Series 2013-H14, Class FC, VAR, 0.648%, 06/20/63	3,645
3,407	Series 2013-H14, Class FG, VAR, 0.648%, 05/20/63	3,410
9,958	Series 2014-6, Class W, VAR, 5.476%, 01/20/39	11,083
8,019	Series 2014-41, Class W, VAR, 4.718%, 10/20/42	8,715
7,048	Series 2014-188, Class W, VAR, 4.696%, 10/20/41	7,769
23,858	Series 2014-H01, Class FD, VAR, 0.828%, 01/20/64	24,028
18,588	Series 2014-H05, Class FA, VAR, 0.868%, 02/20/64	18,794
6,160	Series 2014-H06, Class HB, VAR, 0.828%, 03/20/64	6,211
16,887	Series 2014-H09, Class TA, VAR, 0.778%, 04/20/64	16,966
27,787	Series 2014-H10, Class TA, VAR, 0.778%, 04/20/64	27,955
29,722	Series 2014-H11, Class VA, VAR, 0.678%, 06/20/64	29,702
29,054	Series 2014-H15, Class FA, VAR, 0.678%, 07/20/64	29,068
21,860	Series 2014-H17, Class FC, VAR, 0.678%, 07/20/64	21,846
24,566	Series 2014-H19, Class FE, VAR, 0.648%, 09/20/64	24,535
11,817	Series 2014-H20, Class LF, VAR, 0.778%, 10/20/64	11,881
15,708	Series 2015-H02, Class FB, VAR, 0.684%, 12/20/64	15,712
13,622	Series 2015-H03, Class FA, VAR, 0.678%, 12/20/64	13,635
43,750	Series 2015-H05, Class FC, VAR, 0.658%, 02/20/65	43,775
30,502	Series 2015-H06, Class FA, VAR, 0.658%, 02/20/65	30,480
22,214	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	22,240
62,899	Series 2015-H08, Class FC, VAR, 0.653%, 03/20/65	62,894
49,003	Series 2015-H10, Class FC, VAR, 0.658%, 04/20/65	49,000
29,500	Series 2015-H12, Class FA, VAR, 0.665%, 05/20/65	29,500
	NCUA Guaranteed Notes Trust,
19,826	Series 2010-R3, Class 1A, VAR, 0.741%, 12/08/20	20,006
3,775	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,816
	Vendee Mortgage Trust,
5,648	Series 1993-1, Class ZB, 7.250%, 02/15/23	6,439
1,288	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	1,419
4,198	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,592
1,880	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,152
873	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,007
2,604	Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,070
1,732	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,084

		4,232,585

	Non-Agency CMO — 4.1%
	Ajax Mortgage Loan Trust,
19,914	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	19,735
6,090	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e) (i)	6,088
7,859	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	7,947
11,207	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	11,188
	Alternative Loan Trust,
168	Series 2002-12, Class PO, PO, 11/25/32	125
255	Series 2003-6T2, Class A6, 5.500%, 06/25/33	257
11,573	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,662
3,247	Series 2005-1CB, Class 1A6, IF, IO, 6.915%, 03/25/35	676
10,220	Series 2005-20CB, Class 3A8, IF, IO, 4.565%, 07/25/35	1,250
4,603	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,460
134	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	108

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,092	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,645
20,100	Series 2005-54CB, Class 1A2, IF, IO, 4.665%, 11/25/35	2,261
65	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	65
1,910	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,801
9,468	Series 2005-22T1, Class A2, IF, IO, 4.885%, 06/25/35	1,408
33,742	Series 2005-37T1, Class A2, IF, IO, 4.865%, 09/25/35	5,208
4,888	Series 2005-J1, Class 1A4, IF, IO, 4.915%, 02/25/35	471
	American General Mortgage Loan Trust,
800	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	826
795	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	796
8,519	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,691
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,230
	ASG Resecuritization Trust,
1,784	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	1,763
2,404	Series 2009-2, Class G60, VAR, 4.369%, 05/24/36 (e)	2,410
13,144	Series 2009-3, Class A65, VAR, 2.057%, 03/26/37 (e)	13,090
2,599	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,621
1,109	Series 2009-5, Class A50, VAR, 3.324%, 02/28/37 (e)	1,114
915	Series 2010-1, Class A85, VAR, 0.576%, 02/27/36 (e)	892
4,893	Series 2010-2, Class A60, VAR, 1.780%, 01/28/37 (e)	4,820
763	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	765
5,414	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	5,059
5,453	Series 2011-1, Class 3A50, VAR, 2.564%, 11/28/35 (e)	5,366
252	Series 2011-2, Class A48S, HB, IF, 23.589%, 02/28/36 (e)	302
	Banc of America Alternative Loan Trust,
184	Series 2003-1, Class APO, PO, 02/25/33	154
4,137	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,304
1,501	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,517
3,983	Series 2003-11, Class 1A1, 6.000%, 01/25/34	4,193
3,329	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,466
461	Series 2003-11, Class PO, PO, 01/25/34	400
1,130	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,201
590	Series 2004-1, Class 5A1, 5.500%, 02/25/19	602
152	Series 2004-6, Class 15PO, PO, 07/25/19	148
1,122	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,101
734	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	691
2,261	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	554
	Banc of America Funding Trust,
542	Series 2004-1, Class PO, PO, 03/25/34	444
701	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	756
919	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	902
679	Series 2005-6, Class 2A7, 5.500%, 10/25/35	668
592	Series 2005-7, Class 30PO, PO, 11/25/35	478
241	Series 2005-8, Class 30PO, PO, 01/25/36	187
1,523	Series 2005-E, Class 4A1, VAR, 2.694%, 03/20/35	1,518
548	Series 2006-1, Class XPO, PO, 01/25/36	427
389	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	390
4,201	Series 2010-R11A, Class 1A6, VAR, 5.198%, 08/26/35 (e)	4,258
	Banc of America Mortgage Trust,
2,543	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,619
804	Series 2003-3, Class 2A1, VAR, 0.735%, 05/25/18	781
410	Series 2003-5, Class 3A1, 7.500%, 02/25/31	423
223	Series 2003-6, Class 2A1, VAR, 0.635%, 08/25/18	221

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
35	Series 2003-7, Class A2, 4.750%, 09/25/18	36
223	Series 2003-8, Class APO, PO, 11/25/33	183
273	Series 2003-C, Class 3A1, VAR, 2.622%, 04/25/33	277
1,810	Series 2003-E, Class 2A2, VAR, 2.814%, 06/25/33	1,821
31	Series 2004-1, Class APO, PO, 02/25/34	28
802	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	3
2,663	Series 2004-3, Class 1A26, 5.500%, 04/25/34	2,715
68	Series 2004-4, Class APO, PO, 05/25/34	59
774	Series 2004-5, Class 2A2, 5.500%, 06/25/34	789
241	Series 2004-5, Class 4A1, 4.750%, 06/25/19	243
5,349	Series 2004-6, Class 1A3, 5.500%, 05/25/34	5,648
168	Series 2004-6, Class 2A7, 5.500%, 07/25/34	168
333	Series 2004-6, Class APO, PO, 07/25/34	298
32	Series 2004-8, Class 5PO, PO, 05/25/32	29
151	Series 2004-8, Class XPO, PO, 10/25/34	130
453	Series 2004-9, Class 3A1, 6.500%, 09/25/32	473
11	Series 2004-9, Class 3PO, PO, 09/25/32	11
1,102	Series 2004-J, Class 3A1, VAR, 2.862%, 11/25/34	1,082
953	Series 2005-1, Class 2A1, 5.000%, 02/25/20	977
	BCAP LLC Trust,
2,747	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,871
487	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	490
3,764	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	3,866
6,199	Series 2009-RR14, Class 3A2, VAR, 2.386%, 08/26/35 (e)	6,196
72	Series 2010-RR4, Class 12A1, VAR, 0.000%, 07/26/36 (e)	72
4,401	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	4,482
1,908	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	1,920
1,605	Series 2010-RR7, Class 16A1, VAR, 0.836%, 02/26/47 (e)	1,598
1,692	Series 2010-RR7, Class 1A5, VAR, 2.670%, 04/26/35 (e)	1,671
15,099	Series 2010-RR7, Class 2A1, VAR, 2.068%, 07/26/45 (e)	15,144
732	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	731
8,968	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	8,511
1,100	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,103
3,231	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	3,207
1,386	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,389
2,258	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,283
10,504	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	10,671
7,168	Series 2011-RR5, Class 11A3, VAR, 0.331%, 05/28/36 (e)	7,052
11,632	Series 2011-RR10, Class 2A1, VAR, 0.968%, 09/26/37 (e)	11,180
4,913	Series 2012-RR1, Class 5A1, VAR, 3.581%, 07/26/37 (e)	5,245
5,357	Series 2012-RR2, Class 1A1, VAR, 0.351%, 08/26/36 (e)	5,271
11,984	Series 2012-RR3, Class 2A5, VAR, 2.045%, 05/26/37 (e)	12,005
6,214	Series 2012-RR4, Class 8A3, VAR, 0.411%, 06/26/47 (e)	5,958
4,658	Series 2012-RR10, Class 1A1, VAR, 0.411%, 02/26/37 (e)	4,496
12,530	Series 2012-RR10, Class 3A1, VAR, 0.371%, 05/26/36 (e)	11,932
13,462	Series 2015-RR4, Class 1A1, VAR, 1.181%, 09/11/38 (e)	12,613
3,371	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.685%, 03/25/35	3,309
	Bear Stearns ARM Trust,
2,069	Series 2003-2, Class A5, VAR, 2.505%, 01/25/33 (e)	2,087
219	Series 2003-7, Class 3A, VAR, 2.424%, 10/25/33	219
1,161	Series 2004-2, Class 14A, VAR, 2.930%, 05/25/34	1,158
6,504	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	6,552
5,996	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	5,969

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CAM Mortgage Trust,
10,548	Series 2013-1, Class M2, VAR, 3.500%, 11/25/57 (e) (i)	10,559
504	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	504
1,549	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,552
314	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	284
135	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	115
	Chase Mortgage Finance Trust,
1,158	Series 2007-A1, Class 1A3, VAR, 2.532%, 02/25/37	1,142
2,359	Series 2007-A1, Class 2A1, VAR, 2.499%, 02/25/37	2,359
342	Series 2007-A1, Class 7A1, VAR, 2.448%, 02/25/37	342
1,280	Series 2007-A1, Class 9A1, VAR, 2.506%, 02/25/37	1,267
978	Series 2007-A2, Class 1A1, VAR, 2.647%, 07/25/37	972
1,396	Series 2007-A2, Class 2A1, VAR, 2.507%, 07/25/37	1,409
	CHL Mortgage Pass-Through Trust,
169	Series 2002-18, Class PO, PO, 11/25/32	145
3,268	Series 2003-39, Class A6, 5.000%, 10/25/33	3,410
212	Series 2003-J7, Class 4A3, IF, 9.534%, 08/25/18	221
3,022	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	3,166
36	Series 2003-J13, Class PO, PO, 01/25/34	28
661	Series 2004-3, Class A26, 5.500%, 04/25/34	694
449	Series 2004-3, Class A4, 5.750%, 04/25/34	467
3,050	Series 2004-5, Class 1A4, 5.500%, 06/25/34	3,171
186	Series 2004-7, Class 2A1, VAR, 2.506%, 06/25/34	182
1,272	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,309
343	Series 2004-HYB1, Class 2A, VAR, 2.512%, 05/20/34	327
1,448	Series 2004-HYB3, Class 2A, VAR, 2.276%, 06/20/34	1,375
954	Series 2004-HYB6, Class A3, VAR, 2.419%, 11/20/34	913
144	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	147
472	Series 2005-14, Class A2, 5.500%, 07/25/35	478
249	Series 2005-16, Class A23, 5.500%, 09/25/35	232
3,741	Series 2005-22, Class 2A1, VAR, 2.458%, 11/25/35	3,167
	Citicorp Mortgage Securities Trust,
233	Series 2006-1, Class 2A1, 5.000%, 02/25/21	241
1,273	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,294
	Citigroup Mortgage Loan Trust,
10,178	Series 2008-AR4, Class 1A1A, VAR, 2.523%, 11/25/38 (e)	10,194
2,191	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,263
1,807	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,901
6,030	Series 2009-10, Class 1A1, VAR, 2.405%, 09/25/33 (e)	6,103
4,499	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	4,682
4,369	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	4,517
1,143	Series 2010-3, Class 4A1, VAR, 2.360%, 02/25/36 (e)	1,141
1,218	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	1,214
17,747	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	18,002
19,058	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	19,464
2,872	Series 2010-10, Class 2A1, VAR, 2.441%, 02/25/36 (e)	2,909
4,195	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	4,093
	Citigroup Mortgage Loan Trust, Inc.,
919	Series 2003-1, Class 2A5, 5.250%, 10/25/33	937
161	Series 2003-1, Class 2A6, PO, 10/25/33	144
116	Series 2003-1, Class PO2, PO, 10/25/33	104
126	Series 2003-1, Class PO3, PO, 09/25/33	113
1	Series 2003-1, Class WPO1, PO, 06/25/16	1

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
147	Series 2003-UP3, Class A3, 7.000%, 09/25/33	152
265	Series 2003-UST1, Class A1, 5.500%, 12/25/18	266
43	Series 2003-UST1, Class PO1, PO, 12/25/18	41
41	Series 2003-UST1, Class PO3, PO, 12/25/18	40
558	Series 2004-UST1, Class A6, VAR, 2.213%, 08/25/34	535
397	Series 2005-1, Class 2A1A, VAR, 2.619%, 04/25/35	311
2,049	Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,133
1,144	Series 2005-5, Class 1A2, VAR, 2.827%, 08/25/35	842
	Credit Suisse First Boston Mortgage Securities Corp.,
21	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	22
1,292	Series 2003-1, Class DB1, VAR, 6.707%, 02/25/33	1,307
1,441	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,489
1,030	Series 2003-23, Class 1P, PO, 10/25/33	885
369	Series 2003-23, Class 2A5, 5.000%, 10/25/18	372
87	Series 2003-25, Class 2A1, 4.500%, 10/25/18	87
2,244	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,293
827	Series 2003-27, Class 5A4, 5.250%, 11/25/33	844
651	Series 2003-AR15, Class 3A1, VAR, 2.825%, 06/25/33	650
1,510	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,649
966	Series 2004-5, Class 3A1, 5.250%, 08/25/19	989
19	Series 2004-5, Class 5P, PO, 08/25/19	19
2,455	Series 2004-8, Class 1A4, 5.500%, 12/25/34	2,655
328	Series 2005-9, Class AP, PO, 10/25/35	234
4,069	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	748
218	Series 2005-10, Class AP, PO, 11/25/35	139
2,728	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,807
	CSMC,
443	Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	445
52,021	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	50,059
6,064	Series 2010-16, Class A3, VAR, 3.805%, 06/25/50 (e)	6,104
3,062	Series 2010-17R, Class 1A1, VAR, 2.313%, 06/26/36 (e)	3,110
2,842	Series 2011-6R, Class 3A1, VAR, 2.744%, 07/28/36 (e)	2,857
5,552	Series 2011-9R, Class A1, VAR, 2.181%, 03/27/46 (e)	5,561
6,623	Series 2011-16R, Class 7A3, VAR, 3.376%, 12/27/36 (e)	6,668
3,419	Series 2012-2R, Class 2A1, VAR, 2.369%, 03/27/47 (e)	3,376
6,834	Series 2012-3R, Class 1A1, VAR, 2.254%, 07/27/37 (e)	6,808
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
942	Series 2005-1, Class 2A1, VAR, 5.780%, 02/25/20	969
1,066	Series 2005-3, Class 1A1, VAR, 5.277%, 06/25/20	1,074
40	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	40
1,569	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,574
	First Boston Mortgage Securities Corp. 1987 STRIPS,
3	Series C, Class IO, IO, 10.965%, 04/25/17	—	(h)
2	Series C, Class PO, PO, 04/25/17	2
	First Horizon Alternative Mortgage Securities Trust,
1,850	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,670
13,925	Series 2007-FA4, Class 1A2, IF, IO, 5.465%, 08/25/37	2,820
	First Horizon Mortgage Pass-Through Trust,
781	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	775
469	Series 2004-AR7, Class 2A2, VAR, 2.584%, 02/25/35	470
3,438	Series 2005-AR1, Class 2A2, VAR, 2.618%, 04/25/35	3,431

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	GMACM Mortgage Loan Trust,
4,972	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	4,909
4,045	Series 2003-AR2, Class 2A4, VAR, 2.814%, 12/19/33	3,970
298	Series 2003-J7, Class A10, 5.500%, 11/25/33	305
3,443	Series 2003-J7, Class A7, 5.000%, 11/25/33	3,459
180	Series 2003-J8, Class A, 5.250%, 12/25/33	188
2,393	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,495
821	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	844
3,331	Series 2005-AR3, Class 3A4, VAR, 2.864%, 06/19/35	3,283
	GSMPS Mortgage Loan Trust,
784	Series 2004-4, Class 1AF, VAR, 0.585%, 06/25/34 (e)	682
1,443	Series 2005-RP2, Class 1AF, VAR, 0.535%, 03/25/35 (e)	1,259
8,779	Series 2005-RP3, Class 1AF, VAR, 0.535%, 09/25/35 (e)	7,454
6,472	Series 2005-RP3, Class 1AS, IO, VAR, 4.694%, 09/25/35 (e)	833
	GSR Mortgage Loan Trust,
612	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	638
287	Series 2003-6F, Class A2, VAR, 0.585%, 09/25/32	270
2,020	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,086
1,227	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,322
1,126	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,170
17	Series 2004-15F, Class AP, PO, 12/25/34	17
664	Series 2005-5F, Class 8A3, VAR, 0.685%, 06/25/35	645
3,252	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,365
228	Series 2005-AR6, Class 3A1, VAR, 2.730%, 09/25/35	229
1,834	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,756
6,473	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,832
5,449	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	5,399
12,107	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	11,884
1,956	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.485%, 05/25/35	1,922
	Impac Secured Assets CMN Owner Trust,
1,146	Series 2003-2, Class A1, 5.500%, 08/25/33	1,172
61	Series 2004-3, Class 1A4, VAR, 0.985%, 11/25/34	60
	Impac Secured Assets Trust,
5,470	Series 2006-1, Class 2A1, VAR, 0.535%, 05/25/36	5,293
6,692	Series 2006-2, Class 2A1, VAR, 0.535%, 08/25/36	6,588
15,943	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
3,240	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	3,333
	JP Morgan Mortgage Trust,
773	Series 2004-A3, Class 4A1, VAR, 2.524%, 07/25/34	791
1,132	Series 2004-A4, Class 1A1, VAR, 2.553%, 09/25/34	1,161
504	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	523
2,505	Series 2005-A1, Class 3A4, VAR, 2.571%, 02/25/35	2,552
16,454	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	16,473
9,296	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	9,310
1,990	Series 2006-A3, Class 6A1, VAR, 2.551%, 08/25/34	2,000
1,648	Series 2007-A1, Class 5A1, VAR, 2.556%, 07/25/35	1,649
659	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	669
	JP Morgan Resecuritization Trust,
1,813	Series 2009-6, Class 4A1, VAR, 2.498%, 09/26/36 (e)	1,829
1,263	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	1,259

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Lehman Mortgage Trust,
1,006	Series 2006-2, Class 1A1, VAR, 5.973%, 04/25/36	938
982	Series 2007-6, Class 1A8, 6.000%, 07/25/37	891
5,286	Series 2008-2, Class 1A6, 6.000%, 03/25/38	4,402
	LVII Resecuritization Trust,
3,545	Series 2009-2, Class M3, VAR, 5.183%, 09/27/37 (e)	3,556
4,504	Series 2009-3, Class M3, VAR, 5.186%, 11/27/37 (e)	4,513
8,968	Series 2009-3, Class M4, VAR, 5.186%, 11/27/37 (e)	9,060
	MASTR Adjustable Rate Mortgages Trust,
929	Series 2004-3, Class 4A2, VAR, 2.258%, 04/25/34	867
4,298	Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	4,326
566	Series 2004-15, Class 3A1, VAR, 3.133%, 12/25/34	562
	MASTR Alternative Loan Trust,
1,497	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,530
304	Series 2003-9, Class 8A1, 6.000%, 01/25/34	308
877	Series 2004-3, Class 2A1, 6.250%, 04/25/34	926
2,707	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,866
571	Series 2004-6, Class 30PO, PO, 07/25/34	448
336	Series 2004-6, Class 7A1, 6.000%, 07/25/34	342
467	Series 2004-7, Class 30PO, PO, 08/25/34	360
908	Series 2004-8, Class 6A1, 5.500%, 09/25/19	937
270	Series 2004-10, Class 1A1, 4.500%, 09/25/19	275
945	Series 2005-6, Class 3A1, 5.500%, 11/25/20	915
	MASTR Asset Securitization Trust,
100	Series 2003-2, Class 1A1, 5.000%, 03/25/18	101
63	Series 2003-2, Class 2A1, 4.500%, 03/25/18	63
200	Series 2003-2, Class 2A10, 4.500%, 03/25/18	200
90	Series 2003-8, Class 1A1, 5.500%, 09/25/33	92
141	Series 2003-9, Class 15PO, PO, 10/25/18	140
197	Series 2003-9, Class 2A7, 5.500%, 10/25/33	197
85	Series 2003-11, Class 3A1, 4.500%, 12/25/18	86
131	Series 2003-12, Class 30PO, PO, 12/25/33	117
326	Series 2003-12, Class 6A1, 5.000%, 12/25/33	338
100	Series 2004-1, Class 30PO, PO, 02/25/34	87
2,135	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,222
18	Series 2004-4, Class 3A1, 4.500%, 04/25/19	18
91	Series 2004-6, Class 15PO, PO, 07/25/19	90
254	Series 2004-8, Class 1A1, 4.750%, 08/25/19	261
49	Series 2004-8, Class PO, PO, 08/25/19	46
397	Series 2004-9, Class 5A1, 5.250%, 09/25/19	408
1,161	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	1,233
	MASTR Reperforming Loan Trust,
11,647	Series 2005-2, Class 1A1F, VAR, 0.535%, 05/25/35 (e)	9,549
1,426	Series 2006-2, Class 1A1, VAR, 4.686%, 05/25/36 (e)	1,338
1,398	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,119
	Merrill Lynch Mortgage Investors Trust,
993	Series 2003-A5, Class 2A6, VAR, 2.306%, 08/25/33	1,003
2,031	Series 2003-E, Class A1, VAR, 0.805%, 10/25/28	1,939
4,042	Series 2003-F, Class A1, VAR, 0.825%, 10/25/28	3,944
1,980	Series 2004-1, Class 2A1, VAR, 2.164%, 12/25/34	1,985
875	Series 2004-A, Class A1, VAR, 0.645%, 04/25/29	839
1,726	Series 2004-A4, Class A2, VAR, 2.496%, 08/25/34	1,766
1,721	Series 2004-C, Class A2, VAR, 0.957%, 07/25/29	1,623

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
3,382		Series 2005-A2, Class A1, VAR, 2.463%, 02/25/35	3,317
3,090		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.230%, 06/25/37	3,001
21		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	22
		Morgan Stanley Mortgage Loan Trust,
3,896		Series 2004-3, Class 4A, VAR, 5.686%, 04/25/34	4,108
989		Series 2004-9, Class 4A, VAR, 5.040%, 10/25/19	987
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,297.500%, 04/20/21	1
1,423		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.825%, 02/25/35	1,387
		MRFC Mortgage Pass-Through Trust,
4,056		Series 2000-TBC2, Class A1, VAR, 0.666%, 06/15/30	3,849
889		Series 2000-TBC3, Class A1, VAR, 0.626%, 12/15/30	847
806		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	809
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
333		Series 2003-A1, Class A1, 5.500%, 05/25/33	342
216		Series 2003-A1, Class A2, 6.000%, 05/25/33	223
96		Series 2003-A1, Class A5, 7.000%, 04/25/33	100
6		Series 2003-A1, Class A7, 5.000%, 04/25/18	6
1,122		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	1,117
		PaineWebber CMO Trust,
–	(h)	Series H, Class 4, 8.750%, 04/01/18	—	(h)
7		Series P, Class 4, 8.500%, 08/01/19	8
1,644		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,727
715		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	722
		RALI Trust,
193		Series 2001-QS19, Class A2, 6.000%, 12/25/16	194
522		Series 2002-QS8, Class A5, 6.250%, 06/25/17	527
130		Series 2002-QS16, Class A3, IF, 16.236%, 10/25/17	134
2,157		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,243
1,456		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,463
68		Series 2003-QS1, Class A6, 4.250%, 01/25/33	68
296		Series 2003-QS3, Class A2, IF, 16.094%, 02/25/18	327
815		Series 2003-QS9, Class A3, IF, IO, 7.365%, 05/25/18	67
520		Series 2003-QS12, Class A2A, IF, IO, 7.415%, 06/25/18	42
158		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	9
8,632		Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,190
1,225		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,243
8,544		Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,704
386		Series 2003-QS18, Class A1, 5.000%, 09/25/18	392
5,662		Series 2003-QS19, Class A1, 5.750%, 10/25/33	5,961
9,541		Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,768
2,412		Series 2005-QA6, Class A32, VAR, 3.517%, 05/25/35	2,032
294		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	250
		RBSSP Resecuritization Trust,
4,299		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,621
1,359		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,433
2,100		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	2,141
6,095		Series 2009-12, Class 1A1, VAR, 5.773%, 11/25/33 (e)	6,396
2,461		Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	2,552
7,210		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	7,287
7,350		Series 2012-3, Class 3A1, VAR, 0.324%, 09/26/36 (e)	7,025

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
130	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	113
	Residential Asset Securitization Trust,
487	Series 2003-A8, Class A5, 4.250%, 10/25/18	492
358	Series 2003-A13, Class A3, 5.500%, 01/25/34	368
27	Series 2003-A14, Class A1, 4.750%, 02/25/19	28
12,004	Series 2005-A2, Class A4, IF, IO, 4.865%, 03/25/35	1,644
1,249	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,124
	RFMSI Trust,
238	Series 2003-S13, Class A3, 5.500%, 06/25/33	238
88	Series 2003-S14, Class A4, PO, 07/25/18	87
249	Series 2003-S16, Class A3, 5.000%, 09/25/18	252
444	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	450
213	Series 2004-S6, Class 2A6, PO, 06/25/34	182
288	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	296
1,172	Series 2005-SA4, Class 1A1, VAR, 2.648%, 09/25/35	978
20	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	18
	Salomon Brothers Mortgage Securities VII, Inc.,
3,065	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	3,102
23	Series 2003-UP2, Class PO1, PO, 12/25/18	20
	Sequoia Mortgage Trust,
1,900	Series 2004-8, Class A1, VAR, 0.884%, 09/20/34	1,812
2,898	Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	2,801
941	Series 2004-10, Class A1A, VAR, 0.804%, 11/20/34	899
2,857	Series 2004-11, Class A1, VAR, 0.484%, 12/20/34	2,775
2,491	Series 2004-12, Class A3, VAR, 0.664%, 01/20/35	2,283
	Springleaf Mortgage Loan Trust,
11,462	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	11,492
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,570
14,007	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	14,039
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,698
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,112
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,402
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,973
11,207	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	11,193
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,779
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,114
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,015
13,789	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	13,822
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,954
547	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	546
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,047
924	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.350%, 06/25/34	920
	Structured Asset Mortgage Investments II Trust,
2,468	Series 2004-AR5, Class 1A1, VAR, 0.846%, 10/19/34	2,359
9,228	Series 2005-AR5, Class A3, VAR, 0.436%, 07/19/35	8,790
	Structured Asset Securities Corp.,
3,013	Series 2003-37A, Class 2A, VAR, 3.765%, 12/25/33	3,017
2,887	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,061
1,112	Series 2005-RF3, Class 1A, VAR, 0.535%, 06/25/35 (e)	899

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
707	Series 2003-29, Class 1A1, 4.750%, 09/25/18	719
376	Series 2003-30, Class 1A1, 5.500%, 10/25/33	395
361	Series 2003-32, Class 1A1, VAR, 5.489%, 11/25/33	374
3,331	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,401
969	Series 2003-34A, Class 3A3, VAR, 2.489%, 11/25/33	958
7,231	Series 2004-5H, Class A4, 5.540%, 12/25/33	7,434
733	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	744
	Thornburg Mortgage Securities Trust,
6,516	Series 2003-4, Class A1, VAR, 0.825%, 09/25/43	6,292
4,736	Series 2004-4, Class 3A, VAR, 1.966%, 12/25/44	4,701
	WaMu Mortgage Pass-Through Certificates Trust,
1,733	Series 2003-AR7, Class A7, VAR, 2.300%, 08/25/33	1,737
9,205	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	9,296
1,782	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	1,768
5,057	Series 2003-AR11, Class A6, VAR, 2.422%, 10/25/33	5,113
1,684	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,743
450	Series 2003-S4, Class 2A10, IF, 16.954%, 06/25/33	502
666	Series 2003-S8, Class A5, 4.500%, 09/25/18	672
215	Series 2003-S8, Class A6, 4.500%, 09/25/18	217
6,328	Series 2003-S9, Class A8, 5.250%, 10/25/33	6,496
137	Series 2003-S9, Class P, PO, 10/25/33	108
119	Series 2003-S10, Class A2, 5.000%, 10/25/18	121
337	Series 2003-S13, Class 23A1, VAR, 0.735%, 12/25/18	327
2,431	Series 2004-AR3, Class A1, VAR, 2.459%, 06/25/34	2,455
3,124	Series 2004-AR3, Class A2, VAR, 2.459%, 06/25/34	3,155
794	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	810
935	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	960
961	Series 2004-RS2, Class A4, 5.000%, 11/25/33	984
5,888	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	6,163
1,493	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,564
1,165	Series 2006-AR8, Class 1A2, VAR, 2.250%, 08/25/46	985
233	Series 2006-AR10, Class 2P, VAR, 2.283%, 09/25/36	205
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,402	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,410
196	Series 2005-1, Class CP, PO, 03/25/35	139
13,126	Series 2005-2, Class 1A4, IF, IO, 4.865%, 04/25/35	1,984
3,142	Series 2005-2, Class 2A3, IF, IO, 4.815%, 04/25/35	394
4,549	Series 2005-4, Class CB7, 5.500%, 06/25/35	4,184
4,299	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	897
966	Series 2005-6, Class 2A4, 5.500%, 08/25/35	927
394	Series 2006-1, Class 3A2, 5.750%, 02/25/36	359
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
101	Series 2003-MS5, Class 1A4, VAR, 0.685%, 03/25/18	100
26	Series 2003-MS7, Class P, PO, 03/25/33	20
	Wells Fargo Alternative Loan Trust,
146	Series 2003-1, Class APO, PO, 09/25/33	132
518	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	470
4,283	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	4,218
	Wells Fargo Mortgage-Backed Securities Trust,
3,518	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	3,532

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
135	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	137
538	Series 2003-L, Class 2A1, VAR, 2.554%, 11/25/33	535
1,052	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,050
2,961	Series 2004-EE, Class 2A1, VAR, 2.652%, 12/25/34	2,977
2,014	Series 2004-EE, Class 2A2, VAR, 2.652%, 12/25/34	2,048
3,067	Series 2004-EE, Class 3A1, VAR, 2.525%, 12/25/34	3,089
1,001	Series 2004-EE, Class 3A2, VAR, 2.525%, 12/25/34	1,009
4,409	Series 2004-I, Class 1A1, VAR, 2.609%, 07/25/34	4,447
13,238	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	13,281
5,770	Series 2004-S, Class A1, VAR, 2.634%, 09/25/34	5,894
2,128	Series 2004-V, Class 1A1, VAR, 2.625%, 10/25/34	2,145
2,729	Series 2004-V, Class 1A2, VAR, 2.625%, 10/25/34	2,765
1,432	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,515
338	Series 2005-14, Class 2APO, PO, 12/25/35	275
24,454	Series 2005-AR3, Class 1A1, VAR, 2.666%, 03/25/35	24,635
2,640	Series 2005-AR8, Class 2A1, VAR, 2.608%, 06/25/35	2,652
648	Series 2007-7, Class A7, 6.000%, 06/25/37	656
3,622	Series 2007-11, Class A14, 6.000%, 08/25/37	3,572

		1,195,257

	Total Collateralized Mortgage Obligations (Cost $5,245,680)	5,427,842

Commercial Mortgage-Backed Securities — 3.3%
	A10 Securitization LLC,
2,566	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,566
2,456	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,463
19,812	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	19,789
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,301
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,601
	A10 Term Asset Financing LLC,
18,239	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	18,349
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,013
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,492
11,919	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	11,900
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,097
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.230%, 08/15/31 (e)	3,920
3,982	Series 2014-FL2, Class C, VAR, 2.680%, 08/15/31 (e)	3,974
2,750	Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	2,737
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,139
7,700	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	7,640
	Banc of America Commercial Mortgage Trust,
2,493	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,517
14,659	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,153
9,005	Series 2006-4, Class A4, 5.634%, 07/10/46	9,280
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	8,689
184,071	Series 2006-5, Class XC, IO, VAR, 0.621%, 09/10/47 (e)	1,294
7,449	Series 2007-5, Class A4, 5.492%, 02/10/51	7,899
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,453	Series 2005-1, Class AJ, VAR, 5.355%, 11/10/42	1,451
8,518	Series 2005-3, Class AM, 4.727%, 07/10/43	8,515
1,249	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,252
346,517	Series 2005-5, Class XC, IO, VAR, 0.111%, 10/10/45 (e)	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
7,820	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.593%, 06/24/50 (e)	8,201
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,555
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,482
	Bear Stearns Commercial Mortgage Securities Trust,
2	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	2
7,091	Series 2006-PW11, Class A4, VAR, 5.430%, 03/11/39	7,220
194,080	Series 2006-PW14, Class X1, IO, VAR, 0.635%, 12/11/38 (e)	1,658
2,192	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,286
547,833	Series 2007-T26, Class X1, IO, VAR, 0.148%, 01/12/45 (e)	1,882
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.225%, 07/15/44	5,438
189,355	Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	996
98,654	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.509%, 10/15/48 (e)	1,017
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.986%, 02/15/31 (e)	5,575
3,679	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,734
	COBALT CMBS Commercial Mortgage Trust,
4,436	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,628
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,174
135,819	Series 2006-C1, Class IO, IO, VAR, 0.778%, 08/15/48	1,448
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,149
29,224	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	2,745
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,959
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,242
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,791
31,243	Series 2014-KYO, Class A, VAR, 1.082%, 06/11/27 (e)	31,203
7,748	Series 2014-PAT, Class A, VAR, 0.986%, 08/13/27 (e)	7,738
10,196	Series 2014-TWC, Class A, VAR, 1.030%, 02/13/32 (e)	10,183
2,850	Series 2014-TWC, Class B, VAR, 1.786%, 02/13/32 (e)	2,851
1,763	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.122%, 11/17/26 (e)	1,763
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.819%, 07/10/38	2,799
24,809	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.064%, 06/25/40 (e)	3,374
	Credit Suisse Commercial Mortgage Trust,
5,982	Series 2006-C2, Class A3, VAR, 5.670%, 03/15/39	6,088
202,316	Series 2007-C2, Class AX, IO, VAR, 0.064%, 01/15/49 (e)	403
16,145	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	16,094
374	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	374
35,651	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.382%, 07/10/44 (e)	1,513
9,726	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	9,961
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	75,148
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,276
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,143
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	42,143
8,563	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	8,615
11,651	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,849

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	3,318
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,460
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,602
105,914	Series 2006-GG8, Class X, IO, VAR, 0.574%, 11/10/39 (e)	628
1,600	Series 2011-GC5, Class D, VAR, 5.308%, 08/10/44 (e)	1,697
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,087
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,632	Series 2005-CB11, Class AJ, VAR, 5.402%, 08/12/37	2,634
107,914	Series 2005-CB11, Class X1, IO, VAR, 0.064%, 08/12/37 (e)	149
391,316	Series 2005-LDP5, Class X1, IO, VAR, 0.116%, 12/15/44 (e)	219
1,514	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,560
298,772	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	786
1,909	Series 2006-CB16, Class A4, 5.552%, 05/12/45	1,964
1,299	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,344
1,983	Series 2006-LDP9, Class A3SF, VAR, 0.341%, 05/15/47	1,966
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,590
1,332	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,411
254,070	Series 2007-LD12, Class X, IO, VAR, 0.078%, 02/15/51	495
63,413	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.619%, 05/25/39 (e)	1,447
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,494
	LB-UBS Commercial Mortgage Trust,
3,821	Series 2006-C1, Class A4, 5.156%, 02/15/31	3,866
1,254	Series 2006-C4, Class A4, VAR, 5.832%, 06/15/38	1,297
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,514
5,412	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,736
113,552	Series 2007-C2, Class XW, IO, VAR, 0.542%, 02/15/40	1,113
	Merrill Lynch Mortgage Trust,
1,909	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,928
2,982	Series 2005-LC1, Class AJ, VAR, 5.368%, 01/12/44	3,041
1,973	Series 2006-C1, Class A4, VAR, 5.676%, 05/12/39	2,021
	ML-CFC Commercial Mortgage Trust,
3,996	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	4,060
274,134	Series 2006-4, Class XC, IO, VAR, 0.607%, 12/12/49 (e)	2,216
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	5,945
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	19,016
	Morgan Stanley Capital I Trust,
170,499	Series 2006-IQ12, Class X1, IO, VAR, 0.464%, 12/15/43 (e)	1,007
300,588	Series 2007-HQ11, Class X, IO, VAR, 0.214%, 02/12/44 (e)	936
79,402	Series 2007-HQ13, Class X1, IO, VAR, 0.441%, 12/15/44 (e)	740
275,815	Series 2007-IQ13, Class X, IO, VAR, 0.402%, 03/15/44 (e)	1,641
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,872
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,420
	Morgan Stanley Re-REMIC Trust,
12,171	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	12,155
25,185	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	25,172
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,139
19	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	19
50,022	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	51,161
	NorthStar, (Cayman Islands),
10,253	Series 2013-1A, Class A, VAR, 2.031%, 08/25/29 (e)	10,262

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
6,359	Series 2013-1A, Class B, VAR, 5.181%, 08/25/29 (e)	6,423
	RAIT Trust,
9,996	Series 2014-FL3, Class A, VAR, 1.428%, 12/15/31 (e)	10,003
8,939	Series 2014-FL3, Class AS, VAR, 1.978%, 12/15/31 (e)	8,947
4,676	Series 2014-FL3, Class B, VAR, 2.828%, 12/15/31 (e)	4,683
11,529	Series 2015-FL4, Class A, VAR, 1.535%, 04/15/18 (e)	11,529
10,000	Series 2015-FL4, Class AS, VAR, 1.935%, 04/15/18 (e)	10,000
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,521
7,750	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	7,927
16,882	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.270%, 05/10/45 (e)	1,862
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,267
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,877
65,527	Series 2012-C2, Class XA, IO, VAR, 1.739%, 05/10/63 (e)	4,757
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,447
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,324
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	26,431
	Wachovia Bank Commercial Mortgage Trust,
1,340	Series 2004-C11, Class A5, VAR, 5.190%, 01/15/41	1,342
5,490	Series 2005-C22, Class A4, VAR, 5.267%, 12/15/44	5,527
654,478	Series 2006-C24, Class XC, IO, VAR, 0.077%, 03/15/45 (e)	468
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,597
8,593	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	8,593
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,143
873	Series 2012-C6, Class A1, 1.081%, 04/15/45	875
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,867
2,500	Series 2013-C11, Class D, VAR, 4.181%, 03/15/45 (e)	2,449

	Total Commercial Mortgage-Backed Securities (Cost $955,893)	974,795

Corporate Bonds — 17.7%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,335
2,991	4.250%, 03/01/21	3,225
1,146	4.950%, 07/02/64	1,148
6,278	5.250%, 12/01/41	6,834

		15,542

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,785
2,089	2.250%, 03/02/20 (e)	2,077
1,692	2.375%, 08/01/18 (e)	1,730
4,706	2.625%, 09/15/16 (e)	4,799
8,789	2.950%, 01/11/17 (e)	9,034
1,345	8.500%, 01/18/31	2,052

		23,477

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.300%, 12/05/21	8,939
8,677	4.800%, 12/05/34	8,989

		17,928

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,715
2,690	6.650%, 11/15/37	3,414
1,345	6.900%, 08/15/39	1,761
1,762	7.250%, 05/18/18	2,046
3,946	7.300%, 04/30/28	5,009
2,690	7.625%, 11/30/28	3,608
986	8.000%, 10/17/16	1,079
942	8.875%, 04/26/23	1,284
1,525	9.500%, 07/15/24	2,128

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
2,625	3.375%, 03/01/22	2,641
2,650	3.700%, 08/15/24	2,627
2,679	4.600%, 01/15/45	2,469
2,004	4.900%, 08/15/44	1,940
673	5.500%, 05/15/33	729
583	5.900%, 10/15/40	646
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,720
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,029
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,223
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,811
3,361	4.200%, 08/15/34	3,367
10,484	4.250%, 01/15/33	10,599
1,166	5.900%, 03/15/16	1,213
2,690	6.450%, 03/15/37	3,406
897	6.500%, 01/15/17	976
11,658	6.500%, 11/15/35	14,944
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22(e)	2,975
5,600	4.800%, 02/01/35(e)	5,415
1,166	8.375%, 03/01/39(e)	1,560
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,944
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,885	3.800%, 03/15/22	7,077
2,245	3.950%, 01/15/25	2,267
5,022	4.600%, 02/15/21	5,408
2,372	5.000%, 03/01/21	2,612
11,179	6.000%, 08/15/40	12,178
2,861	6.375%, 03/01/41	3,248
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,978
5,069	4.950%, 05/15/42	4,910
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,091
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,683
4,575	5.950%, 04/01/41	5,568
3,233	6.400%, 04/30/40	4,167
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,671
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,188
8,115	3.950%, 09/30/21	8,647
2,716	4.500%, 05/23/43	2,621
1,928	4.700%, 10/15/19	2,118
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,239
873	5.850%, 05/01/17	937
4,125	5.875%, 11/15/40	4,178
2,327	6.550%, 05/01/37	2,513
4,080	6.750%, 07/01/18	4,579
1,794	6.750%, 06/15/39	1,966
2,197	7.300%, 07/01/38	2,561
1,928	8.250%, 04/01/19	2,284
1,601	8.750%, 02/14/19	1,910
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,566
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,276
5,829	8.375%, 07/15/33	7,378
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	10,363
5,085	4.750%, 03/29/21	5,603
1,573	5.375%, 10/15/41	1,674
2,802	6.200%, 03/15/40	3,318
1,474	6.250%, 03/29/41	1,706
2,238	6.500%, 11/15/36	2,708
3,430	7.625%, 04/15/31	4,595
1,125	7.700%, 05/01/32	1,530
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,456
2,489	3.125%, 06/15/22	2,425
599	3.250%, 03/15/23	579
5,046	3.875%, 12/15/21	5,205
6,243	4.375%, 03/15/43	5,346
1,813	4.500%, 02/27/42	1,623
1,559	4.850%, 12/15/34	1,508
690	6.250%, 04/30/16	723

		264,459

	Multiline Retail — 0.0% (g)
897	Kohl’s Corp., 6.250%, 12/15/17	999
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,599
1,671	4.375%, 09/01/23	1,815
3,368	4.500%, 12/15/34	3,404

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
877	5.125%, 01/15/42	950
1,166	7.450%, 07/15/17	1,311
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,739
1,883	Target Corp., 6.000%, 01/15/18	2,107

		17,924

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,440
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,680
	Home Depot, Inc. (The),
3,124	2.625%, 06/01/22	3,125
5,037	4.250%, 04/01/46	5,066
673	4.400%, 04/01/21	752
4,125	5.400%, 03/01/16	4,277
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,234
2,067	5.125%, 11/15/41	2,389
3,139	Series B, 7.110%, 05/15/37	4,216

		29,179

	Total Consumer Discretionary	368,509

	Consumer Staples — 0.7%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	993
986	5.750%, 04/01/36	1,172
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,286
1,151	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	1,379
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,554
2,493	4.828%, 07/15/20	2,816
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	1,966
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,944
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,571
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,607
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,239
2,245	3.000%, 08/25/21	2,333
207	7.900%, 11/01/18	250
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,503

		51,613

	Food & Staples Retailing — 0.3%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,444
	CVS Health Corp.,
3,214	4.000%, 12/05/23	3,376
2,155	5.300%, 12/05/43	2,467
5,949	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,041
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,525
2,093	4.000%, 02/01/24	2,232
12,466	5.000%, 04/15/42	13,505
829	5.400%, 07/15/40	950
1,794	6.150%, 01/15/20	2,082
538	6.400%, 08/15/17	595
11,049	7.500%, 04/01/31	14,706
1,833	Sysco Corp., 3.000%, 10/02/21	1,869
7,567	Walgreen Co., 3.100%, 09/15/22	7,498
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,760
4,311	3.800%, 11/18/24	4,337
2,517	4.500%, 11/18/34	2,505
2,700	4.800%, 11/18/44	2,672
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,269
942	6.200%, 04/15/38	1,214
628	7.550%, 02/15/30	921

		83,968

	Food Products — 0.2%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,443
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,496
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	583
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,234
2,443	4.307%, 05/14/21 (e)	2,698
1,390	6.000%, 11/27/17 (e)	1,544
2,556	7.350%, 03/06/19 (e)	3,061
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,046
1,638	2.100%, 03/15/18	1,640

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,304
2,036	3.250%, 05/21/18	2,125
	Kraft Foods Group, Inc.,
6,663	3.500%, 06/06/22	6,804
4,392	5.000%, 06/04/42	4,544
1,215	5.375%, 02/10/20	1,367
4,612	6.125%, 08/23/18	5,193
2,690	6.500%, 02/09/40	3,330
9,117	6.875%, 01/26/39	11,337
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,494
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,143

		78,386

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,210
448	7.500%, 11/01/18	535
1,431	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,752
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,119

		4,616

	Total Consumer Staples	218,583

	Energy — 1.9%
	Energy Equipment & Services — 0.2%
909	Cameron International Corp., 4.000%, 12/15/23	926
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	3,170
1,267	Ensco plc, (United Kingdom), 5.200%, 03/15/25	1,306
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,978
673	6.150%, 09/15/19	783
4,529	7.450%, 09/15/39	6,291
2,242	7.600%, 08/15/96 (e)	3,174
2,270	Nabors Industries, Inc., 5.000%, 09/15/20	2,352
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,404
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	720
1,661	4.000%, 03/16/18	1,706
557	5.250%, 03/15/42	445
2,200	6.050%, 03/01/41	1,935
2,543	6.950%, 04/01/45	2,475
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,053
	Transocean, Inc., (Cayman Islands),
2,491	4.300%, 10/15/22	1,990
4,534	6.375%, 12/15/21	4,267
3,712	6.500%, 11/15/20	3,536
1,334	7.350%, 12/15/41	1,150
448	7.500%, 04/15/31	385
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,094
844	5.950%, 04/15/42	764
986	6.500%, 08/01/36	927
2,390	9.875%, 03/01/39	2,858

		50,689

	Oil, Gas & Consumable Fuels — 1.7%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,869
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,350
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,909
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,933
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,983
	Apache Corp.,
853	3.250%, 04/15/22	858
3,611	4.750%, 04/15/43	3,496
2,242	6.900%, 09/15/18	2,592
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,717
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,880
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,991
5,991	1.846%, 05/05/17	6,079
5,200	2.237%, 05/10/19	5,268
3,779	2.750%, 05/10/23	3,685
2,273	3.245%, 05/06/22	2,309
4,509	3.506%, 03/17/25	4,548
1,575	3.814%, 02/10/24	1,640
5,560	4.742%, 03/11/21	6,268
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,095
2,000	4.350%, 10/15/24	1,994
2,500	4.875%, 02/01/21	2,613

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
900	5.850%, 11/15/43	898
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	633
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,376
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,501
359	5.900%, 02/01/18	395
4,152	6.250%, 03/15/38	4,905
1,300	6.450%, 06/30/33	1,547
1,794	6.750%, 02/01/39	2,239
359	7.200%, 01/15/32	445
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,540
2,695	4.450%, 09/15/42	2,458
5,616	6.750%, 11/15/39	6,667
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,654
4,574	4.950%, 03/03/19	5,121
5,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	5,676
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,775
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	633
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,489
1,794	5.750%, 02/01/19	2,046
1,300	6.000%, 01/15/20	1,520
1,300	6.500%, 02/01/39	1,680
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,170
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,896
6,343	3.350%, 11/15/24	6,423
3,518	3.350%, 05/15/25	3,552
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,198
2,807	4.750%, 05/15/42	2,800
1,731	6.300%, 01/15/19	1,969
3,333	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	3,137
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,391
1,027	6.500%, 08/15/34	1,172
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,488
2,519	5.150%, 03/15/45	2,364
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,173
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,143
5,421	4.150%, 06/01/25	5,433
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	3,056
2,600	3.750%, 02/15/25	2,645
2,687	3.900%, 02/15/24	2,781
3,048	4.900%, 05/15/46	3,059
1,189	4.950%, 10/15/54	1,169
1,758	5.100%, 02/15/45	1,824
1,100	Series J, 5.750%, 03/01/35	1,224
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,136
4,753	4.100%, 02/01/21	5,152
1,614	6.875%, 10/01/18	1,886
7,000	Exxon Mobil Corp., 2.397%, 03/06/22	6,983
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,444
920	6.300%, 08/15/17 (e)	988
1,507	Hess Corp., 7.875%, 10/01/29	1,960
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,156
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,375
10,149	7.875%, 09/15/31	13,662
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,296
7,133	5.150%, 10/15/43	7,552
1,794	6.550%, 07/15/19	2,085
	Marathon Oil Corp.,
1,017	2.800%, 11/01/22	978
2,528	5.900%, 03/15/18	2,797
2,511	6.000%, 10/01/17	2,761
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	4,021
2,200	Noble Energy, Inc., 5.050%, 11/15/44	2,211
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,208
	ONEOK Partners LP,
7,700	3.800%, 03/15/20	7,934

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
13,625	4.900%, 03/15/25	13,820
1,825	6.650%, 10/01/36	1,929
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	4,433
6,459	5.375%, 01/27/21	6,289
13,552	6.250%, 03/17/24	13,430
986	6.750%, 01/27/41	922
1,794	Petrobras International Finance Co. S.A., (Netherlands), 7.875%, 03/15/19	1,916
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,569
2,870	6.800%, 05/15/38	3,713
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	4,405
6,403	4.500%, 01/23/26 (e)	6,386
2,165	4.875%, 01/18/24	2,258
4,898	5.500%, 06/27/44 (e)	4,771
4,042	5.625%, 01/23/46 (e)	3,971
4,650	6.375%, 01/23/45	5,046
	Phillips 66,
2,099	2.950%, 05/01/17	2,163
1,181	4.300%, 04/01/22	1,271
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,926
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,942
7,000	3.600%, 11/01/24	6,889
9,221	4.900%, 02/15/45	9,083
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,422
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,813
2,197	5.650%, 03/01/20	2,413
2,233	7.500%, 09/15/38	2,613
4,475	8.000%, 10/01/19	5,369
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,734
4,750	3.500%, 03/15/25	4,683
1,866	4.500%, 03/15/45	1,759
1,801	5.950%, 09/25/43	2,089
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,917
2,430	2.450%, 01/17/23	2,372
5,765	2.650%, 01/15/24	5,620
1,256	2.900%, 11/08/20	1,301
2,646	3.125%, 08/17/17	2,761
2,064	3.150%, 01/23/22	2,127
3,461	3.250%, 11/10/24	3,534
1,673	4.250%, 11/23/41	1,701
3,318	5.250%, 04/15/19	3,741
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,524
1,704	6.100%, 06/01/18	1,910
807	6.850%, 06/01/39	1,050
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,839
1,840	5.300%, 04/01/44	1,777
6,969	5.350%, 05/15/45	6,830
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	7,101
1,489	5.850%, 02/01/37	1,477
1,426	6.250%, 02/01/38	1,485
4,802	7.750%, 06/01/19	5,586
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,911
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,586
3,139	8.125%, 02/15/30	4,514
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.655%, 01/15/16	1,511
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,232
1,894	1.500%, 02/17/17	1,915
5,044	1.550%, 06/28/17	5,104
1,256	2.700%, 01/25/23	1,239
5,000	2.750%, 06/19/21	5,093
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,096
1,989	4.125%, 01/28/21	2,173
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,613
1,704	6.500%, 08/15/18	1,945
2,377	7.125%, 01/15/19	2,785
1,883	7.250%, 08/15/38	2,559

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
607	Western Gas Partners LP, 5.375%, 06/01/21	673

		500,556

	Total Energy	551,245

	Financials — 7.7%
	Banks — 3.2%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,753
3,394	2.500%, 10/30/18 (e)	3,460
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,278
2,628	3.125%, 08/10/15 (e)	2,641
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,557
8,932	2.400%, 11/23/16 (e)	9,105
2,571	4.875%, 01/12/21 (e)	2,909
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,412
7,220	3.300%, 01/11/23	7,234
2,140	3.625%, 03/17/16	2,185
4,000	3.875%, 03/22/17	4,175
3,403	4.000%, 04/01/24	3,546
11,538	4.000%, 01/22/25	11,499
1,890	4.100%, 07/24/23	1,983
6,055	4.250%, 10/22/26	6,095
11,565	5.000%, 05/13/21	12,879
5,830	5.625%, 10/14/16	6,163
15,875	5.625%, 07/01/20	18,154
4,155	5.750%, 12/01/17	4,558
2,960	5.875%, 01/05/21	3,416
19,000	6.400%, 08/28/17	20,929
4,485	6.500%, 08/01/16	4,753
5,693	6.875%, 04/25/18	6,485
3,140	7.625%, 06/01/19	3,766
8,400	Series L, 2.250%, 04/21/20	8,306
5,000	Series L, 2.650%, 04/01/19	5,092
8,782	Series L, 3.950%, 04/21/25	8,702
7,155	Series L, 5.650%, 05/01/18	7,893
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,362
7,632	2.550%, 11/06/22	7,549
7,533	Bank of Nova Scotia (The), (Canada), 2.550%, 01/12/17	7,715
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,665
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,056
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,446
7,511	2.500%, 09/21/15 (e)	7,559
3,878	3.750%, 05/15/24	4,012
3,318	6.050%, 12/04/17 (e)	3,621
986	Series 1, 5.000%, 09/22/16	1,037
4,694	Barclays plc, (United Kingdom), 3.650%, 03/16/25	4,594
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,358
5,605	3.950%, 04/29/16	5,766
2,466	5.250%, 11/01/19	2,731
1,480	6.850%, 04/30/19	1,744
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,744
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,409
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,230
10,986	2.600%, 07/02/15 (e)	11,007
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,719
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,412
5,915	1.800%, 02/05/18	5,916
5,000	1.850%, 11/24/17	5,033
5,000	2.400%, 02/18/20	4,991
1,104	3.375%, 03/01/23	1,124
5,806	3.750%, 06/16/24	5,985
1,494	3.875%, 10/25/23	1,557
6,200	4.300%, 11/20/26	6,286
7,623	4.450%, 01/10/17	7,994
1,655	5.300%, 05/06/44	1,790
1,869	5.375%, 08/09/20	2,116
4,296	5.500%, 09/13/25	4,790
1,842	5.875%, 01/30/42	2,229
12,107	6.000%, 08/15/17	13,249
4,798	6.125%, 11/21/17	5,305
3,363	6.625%, 01/15/28	4,251
202	6.875%, 03/05/38	268

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,556	8.125%, 07/15/39	3,852
12,891	8.500%, 05/22/19	15,904
1,250	Comerica Bank, 5.200%, 08/22/17	1,347
	Comerica, Inc.,
1,758	3.000%, 09/16/15	1,770
1,148	3.800%, 07/22/26	1,139
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,423
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,109
5,500	2.250%, 01/14/20	5,536
2,243	3.375%, 01/19/17	2,328
11,498	3.875%, 02/08/22	12,245
3,139	5.800%, 09/30/101 (e)	3,519
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20 (e)	1,764
2,429	3.750%, 03/26/25 (e)	2,397
3,089	4.875%, 05/15/45 (e)	3,130
	Discover Bank,
6,500	3.200%, 08/09/21	6,490
3,657	4.200%, 08/08/23	3,759
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,006
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,473
1,300	5.450%, 01/15/17	1,385
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,184
2,846	2.875%, 10/01/21	2,856
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,180
4,147	3.500%, 06/28/15 (e)	4,157
5,346	4.125%, 08/12/20 (e)	5,820
8,968	4.750%, 01/19/21 (e)	10,021
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,426
6,457	4.875%, 01/14/22	7,222
4,187	5.100%, 04/05/21	4,741
6,457	6.100%, 01/14/42	8,268
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,260
4,225	KeyBank N.A., 3.180%, 05/22/22	4,299
2,200	KeyCorp, 5.100%, 03/24/21	2,478
4,356	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	4,369
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,529
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,029
3,167	2.650%, 09/25/19 (e)	3,227
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,233
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,254
6,995	2.750%, 09/28/15 (e)	7,045
6,278	3.000%, 07/27/16 (e)	6,437
3,587	National City Bank, 5.800%, 06/07/17	3,891
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,243
13,766	3.125%, 03/20/17 (e)	14,239
850	4.250%, 09/21/22 (e)	889
5,558	4.875%, 05/13/21 (e)	6,084
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,273
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,555
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,174
5,000	3.300%, 03/08/22	5,173
4,066	4.375%, 08/11/20	4,489
5,112	5.125%, 02/08/20	5,778
1,076	5.250%, 11/15/15	1,097
1,103	5.625%, 02/01/17	1,180
3,677	6.700%, 06/10/19	4,334
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,319
8,000	1.875%, 02/05/20	7,977
10,700	2.000%, 10/01/18	10,871
1,345	2.200%, 07/27/18	1,372
7,533	2.300%, 07/20/16	7,670
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,599
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,762
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,529
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,968
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,714

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	986
505	7.250%, 03/15/18	577
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,165
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,667
1,501	1.625%, 03/13/18	1,513
8,112	2.200%, 07/29/15 (e)	8,134
4,063	2.250%, 11/05/19	4,116
4,828	2.500%, 07/14/16	4,928
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,098
4,197	2.450%, 07/27/15	4,210
3,289	3.000%, 03/15/22	3,365
3,191	4.125%, 05/24/21	3,505
1,256	7.500%, 06/01/26	1,672
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,724
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,986
16,210	5.750%, 02/01/18	18,015
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,091
4,811	3.000%, 02/19/25	4,711
3,920	3.300%, 09/09/24	3,951
8,071	3.500%, 03/08/22	8,473
4,357	4.100%, 06/03/26	4,497
7,623	4.600%, 04/01/21	8,486
6,442	4.650%, 11/04/44	6,476
2,755	5.606%, 01/15/44	3,128
8,237	5.625%, 12/11/17	9,103
14,977	SUB, 3.676%, 06/15/16	15,435
7,300	Series N, 2.150%, 01/30/20	7,299
	Wells Fargo Bank N.A.,
4,215	5.000%, 08/15/15	4,256
2,000	5.750%, 05/16/16	2,094
13,622	6.000%, 11/15/17	15,102
3,973	VAR, 0.601%, 03/15/16	3,974
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,423
5,874	2.450%, 11/28/16 (e)	6,007
9,606	4.875%, 11/19/19	10,792

		948,298

	Capital Markets — 1.5%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	6,043
	Bank of New York Mellon Corp. (The),
8,781	2.400%, 01/17/17	8,987
3,800	3.250%, 09/11/24	3,862
3,089	3.550%, 09/23/21	3,271
3,335	3.650%, 02/04/24	3,509
3,363	4.600%, 01/15/20	3,731
7,174	Series 1, 2.950%, 06/18/15	7,182
1,667	Series G, 2.200%, 05/15/19	1,684
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,494
3,515	3.500%, 03/18/24	3,656
8,335	Series 2, 5.000%, 12/10/19	9,414
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,969
12,555	5.875%, 03/15/21 (e)	14,552
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,971
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,465
	Credit Suisse, (Switzerland),
2,955	1.750%, 01/29/18	2,958
3,733	2.300%, 05/28/19	3,756
1,626	3.000%, 10/29/21	1,637
2,700	3.625%, 09/09/24	2,747
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,308
7,819	6.000%, 09/01/17	8,567
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,845
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,006
6,428	2.600%, 04/23/20	6,461
2,400	2.625%, 01/31/19	2,446
2,282	2.900%, 07/19/18	2,349
4,008	3.500%, 01/23/25	3,966
5,798	3.625%, 02/07/16	5,907
2,287	3.625%, 01/22/23	2,332
3,605	3.700%, 08/01/15	3,623
2,971	3.750%, 05/22/25	2,997
4,341	3.850%, 07/08/24	4,432
4,400	4.000%, 03/03/24	4,542
6,033	5.250%, 07/27/21	6,808
8,750	5.375%, 03/15/20	9,833

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
6,753	5.750%, 01/24/22	7,788
14,869	5.950%, 01/18/18	16,435
5,397	6.150%, 04/01/18	6,024
1,435	6.750%, 10/01/37	1,762
29,379	7.500%, 02/15/19	34,813
13,156	Series D, 6.000%, 06/15/20	15,187
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,503
2,225	2.000%, 09/25/15 (e)	2,235
9,890	3.750%, 03/07/17 (e)	10,314
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,120
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,783
2,466	5.125%, 04/13/18	2,626
5,022	6.450%, 06/08/27	5,340
8,295	6.875%, 04/15/21	9,569
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,068
23,630	5.000%, 02/22/17 (e)	25,100
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,686
9,649	6.250%, 01/14/21 (e)	11,113
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,482
4,100	2.650%, 01/27/20	4,143
7,335	3.700%, 10/23/24	7,474
3,724	3.950%, 04/23/27	3,637
5,942	4.000%, 07/24/15	5,971
1,640	4.350%, 09/08/26	1,668
3,608	5.000%, 11/24/25	3,897
4,663	5.450%, 01/09/17	4,958
6,729	5.500%, 07/24/20	7,652
3,228	5.500%, 07/28/21	3,698
12,752	5.625%, 09/23/19	14,425
2,910	5.750%, 01/25/21	3,360
960	5.950%, 12/28/17	1,061
3,968	6.625%, 04/01/18	4,490
7,533	7.300%, 05/13/19	8,930
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,653
2,610	6.700%, 03/04/20	3,103
	State Street Corp.,
3,191	3.100%, 05/15/23	3,209
5,771	3.700%, 11/20/23	6,117
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,303
	UBS AG, (Switzerland),
976	4.875%, 08/04/20	1,098
1,644	5.750%, 04/25/18	1,831
596	5.875%, 12/20/17	659

		436,595

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,837
2,466	American Express Co., 7.000%, 03/19/18	2,820
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,543
7,590	2.375%, 05/26/20	7,606
7,224	2.800%, 09/19/16	7,401
	American Honda Finance Corp.,
3,055	1.500%, 09/11/17 (e)	3,082
2,626	1.600%, 02/16/18 (e)	2,643
3,696	2.125%, 02/28/17 (e)	3,776
598	2.250%, 08/15/19	607
10,292	2.600%, 09/20/16 (e)	10,538
1,335	7.625%, 10/01/18 (e)	1,590
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,838
3,175	3.200%, 02/05/25	3,082
8,188	3.500%, 06/15/23	8,302
2,244	4.750%, 07/15/21	2,480
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,403
3,873	2.850%, 06/01/22	3,914
897	5.450%, 04/15/18	998
807	5.500%, 03/15/16	839
3,139	7.050%, 10/01/18	3,685
538	7.150%, 02/15/19	640
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,186
2,690	2.145%, 01/09/18	2,717
2,196	2.375%, 03/12/19	2,214
10,210	3.000%, 06/12/17	10,471
10,853	3.984%, 06/15/16	11,154
3,001	4.207%, 04/15/16	3,081
1,200	4.250%, 02/03/17	1,257
3,446	4.250%, 09/20/22	3,668

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
2,881	VAR, 1.529%, 05/09/16	2,898
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	5,851
200	5.500%, 01/19/16	206
276	7.350%, 11/27/32	353
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,707
7,174	2.350%, 03/05/20	7,177
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,879
1,073	1.700%, 01/15/20	1,061
2,915	2.250%, 04/17/19	2,967
3,237	2.800%, 01/27/23	3,238
2,234	3.150%, 10/15/21	2,333
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,366
	PACCAR Financial Corp.,
4,103	1.400%, 05/18/18	4,106
3,536	1.600%, 03/15/17	3,577
	Toyota Motor Credit Corp.,
5,109	1.450%, 01/12/18	5,139
4,484	1.750%, 05/22/17	4,555
13,900	2.000%, 09/15/16	14,116
3,498	2.050%, 01/12/17	3,572
4,966	3.200%, 06/17/15	4,972

		200,445

	Diversified Financial Services — 1.1%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,616
6,654	Bank of America N.A., 5.300%, 03/15/17	7,083
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,897
5,254	3.750%, 08/15/21	5,717
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,512
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,097
5,537	3.000%, 03/15/25	5,506
1,004	5.300%, 09/15/43	1,183
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,058
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,249
2,854	1.600%, 11/20/17	2,883
10,313	1.625%, 07/02/15	10,325
1,318	2.100%, 12/11/19	1,337
3,705	2.250%, 11/09/15	3,735
6,863	2.300%, 04/27/17	7,032
16,815	3.150%, 09/07/22	17,281
12,914	4.375%, 09/16/20	14,292
5,426	4.625%, 01/07/21	6,073
11,658	4.650%, 10/17/21	13,070
1,603	5.300%, 02/11/21	1,844
1,345	5.400%, 02/15/17	1,446
17,622	5.500%, 01/08/20	20,293
6,636	5.625%, 09/15/17	7,289
20,649	5.625%, 05/01/18	23,096
1,704	5.875%, 01/14/38	2,139
4,753	6.000%, 08/07/19	5,539
807	6.875%, 01/10/39	1,130
3,139	VAR, 0.444%, 02/15/17	3,143
8,287	Series A, 6.750%, 03/15/32	11,167
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,169
5,021	4.000%, 10/15/23	5,351
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,366
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,478
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,995
12,505	Series KK, 3.550%, 01/15/24	13,450
8,428	Series Z, 4.375%, 03/15/19	9,300
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,393
8,042	2.125%, 05/11/20	8,080
891	3.100%, 06/28/15	893
7,389	4.125%, 05/11/35	7,458
2,690	4.300%, 09/22/19	2,959
7,695	4.375%, 03/25/20	8,518
5,381	6.375%, 12/15/38	6,993
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,398
3,421	4.400%, 05/27/45 (e)	3,516
1,211	5.750%, 10/17/16 (e)	1,291

		321,640

	Insurance — 0.9%
3,261	ACE INA Holdings, Inc., 2.600%, 11/23/15	3,290

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,133
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,733
	American International Group, Inc.,
3,407	3.875%, 01/15/35	3,222
4,478	4.125%, 02/15/24	4,736
	Aon Corp.,
2,227	3.125%, 05/27/16	2,275
1,804	3.500%, 09/30/15	1,821
1,496	6.250%, 09/30/40	1,872
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	872
2,326	3.000%, 05/15/22	2,391
2,795	4.300%, 05/15/43	2,880
13,241	4.400%, 05/15/42	13,865
10,493	5.400%, 05/15/18	11,727
1,166	5.750%, 01/15/40	1,456
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,141
	CNA Financial Corp.,
2,330	3.950%, 05/15/24	2,381
2,210	5.875%, 08/15/20	2,546
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,922
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,355
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,471
1,457	4.850%, 06/24/21	1,619
5,001	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	5,017
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,023
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,593
3,346	2.500%, 10/17/22 (e)	3,284
2,435	3.125%, 04/14/16 (e)	2,489
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,939
2,000	4.875%, 11/13/43	2,167
731	Series A, 6.817%, 08/15/18	848
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,478
12,099	1.500%, 01/10/18 (e)	12,095
1,954	1.875%, 06/22/18 (e)	1,973
8,968	2.500%, 09/29/15 (e)	9,030
2,901	3.125%, 01/11/16 (e)	2,949
11,927	3.650%, 06/14/18 (e)	12,671
12,858	3.875%, 04/11/22 (e)	13,736
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,218
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,056
1,345	0.800%, 02/12/16 (e)	1,348
18,700	1.300%, 04/27/18 (e)	18,659
1,806	1.950%, 02/11/20 (e)	1,797
10,682	2.150%, 06/18/19 (e)	10,790
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,796
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,938
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,344
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,302
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,598
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,049
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,079

		255,974

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,919
2,270	5.000%, 02/15/24	2,439
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,435
6,220	3.070%, 03/15/23 (e)	6,201
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,966
3,489	6.650%, 01/15/18	3,765
3,775	ERP Operating LP, 4.625%, 12/15/21	4,170
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,119
2,651	3.400%, 02/01/25	2,560
2,819	3.875%, 08/15/24	2,830
1,349	4.200%, 03/01/24	1,384
2,228	4.250%, 11/15/23	2,295
5,547	5.375%, 02/01/21	6,212

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Health Care REIT, Inc.,
1,639	4.000%, 06/01/25	1,664
4,002	4.500%, 01/15/24	4,247
2,567	Prologis LP, 4.250%, 08/15/23	2,718
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,395
5,500	3.375%, 10/01/24	5,609
3,838	4.125%, 12/01/21	4,203
3,138	4.375%, 03/01/21	3,453
3,296	6.125%, 05/30/18	3,733
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,899
1,882	3.750%, 05/01/24	1,904

		87,120

	Thrifts & Mortgage Finance — 0.0% (g)
5,650	BPCE S.A., (France), 1.625%, 01/26/18	5,669

	Total Financials	2,255,741

	Health Care — 0.8%
	Biotechnology — 0.2%
	Amgen, Inc.,
3,005	3.625%, 05/22/24	3,076
6,278	3.875%, 11/15/21	6,678
1,065	4.500%, 03/15/20	1,168
4,036	4.950%, 10/01/41	4,196
13,004	5.150%, 11/15/41	13,924
2,106	5.650%, 06/15/42	2,416
1,771	5.700%, 02/01/19	2,001
3,176	5.750%, 03/15/40	3,668
	Celgene Corp.,
8,865	3.250%, 08/15/22	8,995
4,175	3.625%, 05/15/24	4,273
3,849	Gilead Sciences, Inc., 3.500%, 02/01/25	3,938

		54,333

	Health Care Equipment & Supplies — 0.1%
1,589	Baxter International, Inc., 1.850%, 06/15/18	1,598
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,046
1,537	3.734%, 12/15/24	1,569
628	5.000%, 05/15/19	693
	Medtronic, Inc.,
5,206	3.150%, 03/15/22 (e)	5,327
6,490	4.375%, 03/15/35 (e)	6,653

		16,886

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,860
2,959	6.750%, 12/15/37	3,932
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,548
4,210	3.125%, 05/15/22	4,212
2,354	3.300%, 01/15/23	2,362
3,477	4.625%, 05/15/42	3,481
3,394	4.650%, 01/15/43	3,465
4,149	4.650%, 08/15/44	4,204
3,693	Cardinal Health, Inc., 2.400%, 11/15/19	3,710
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	6,159
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,414
1,253	McKesson Corp., 0.950%, 12/04/15	1,254
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,946
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,182
4,275	Texas Health Resources, 4.330%, 11/15/55	4,221
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,616
2,690	2.875%, 03/15/23	2,702
5,955	3.375%, 11/15/21	6,251
4,888	6.625%, 11/15/37	6,568

		67,087

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,048
3,893	4.150%, 02/01/24	4,087

		5,135

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,553
7,466	2.500%, 05/14/20	7,464
4,991	2.900%, 11/06/22	4,915
2,709	3.200%, 11/06/22	2,721
5,015	4.500%, 05/14/35	5,050
	Actavis Funding SCS, (Luxembourg),
3,111	3.000%, 03/12/20	3,154
3,041	3.450%, 03/15/22	3,067
4,855	4.550%, 03/15/35	4,813
2,354	Actavis, Inc., 3.250%, 10/01/22	2,326

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,031
5,743	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	6,304
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,123
1,883	6.375%, 05/15/38	2,447
	Merck & Co., Inc.,
933	1.300%, 05/18/18	935
6,011	2.350%, 02/10/22	5,939
3,268	2.400%, 09/15/22	3,226
3,139	2.800%, 05/18/23	3,154
2,100	3.700%, 02/10/45	1,951
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,433
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,945
708	Wyeth LLC, 6.450%, 02/01/24	891
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,869
1,115	4.700%, 02/01/43	1,097

		82,408

	Total Health Care	225,849

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,235
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	4,928
2,107	6.375%, 06/01/19 (e)	2,428
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,723
	Boeing Co. (The),
448	4.875%, 02/15/20	510
1,076	7.950%, 08/15/24	1,506
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,493
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,812
4,010	4.070%, 12/15/42	3,934
897	4.250%, 11/15/19	985
1,569	4.850%, 09/15/41	1,701
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,454
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,121
2,180	Raytheon Co., 3.150%, 12/15/24	2,226
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,806
4,552	3.100%, 06/01/22	4,680
4,246	4.150%, 05/15/45	4,184
6,022	4.500%, 06/01/42	6,261

		52,987

	Air Freight & Logistics — 0.0% (g)
1,806	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,100
2,232	FedEx Corp., 3.900%, 02/01/35	2,117
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,707
717	SUB, 8.375%, 04/01/30	1,045
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,618

		9,587

	Airlines — 0.1%
3,212	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,349
1,090	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,183
3,532	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,797
336	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	375
3,154	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,548
1,758	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,846
2,573	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,734
873	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	945
2,930	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,150

		20,927

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,609
1,881	4.125%, 06/15/23	1,764
2,809	4.875%, 07/15/42	2,233
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,660
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,428
	Waste Management, Inc.,
1,062	3.900%, 03/01/35	1,023

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
1,690	4.750%, 06/30/20	1,884

		17,601

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,519
2,092	2.875%, 05/08/22	2,107
928	4.375%, 05/08/42	987
4,910	Fluor Corp., 3.375%, 09/15/21	5,134

		9,747

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,425
1,247	4.000%, 11/02/32	1,251
2,377	5.600%, 05/15/18	2,634
1,794	7.625%, 04/01/24	2,331

		7,641

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,638
	General Electric Co.,
3,043	2.700%, 10/09/22	3,047
4,366	3.375%, 03/11/24	4,566
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,974
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,032
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,748
1,494	5.750%, 03/11/18	1,656
493	7.200%, 06/01/26	618

		28,279

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,695
1,913	2.600%, 06/26/22	1,911
	Deere & Co.,
5,382	2.600%, 06/08/22	5,378
2,386	3.900%, 06/09/42	2,314
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,732
695	Ingersoll-Rand Co., 6.391%, 11/15/27	839
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	3,970
695	5.500%, 05/15/18	775

		31,614

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,797
3,821	3.050%, 03/15/22	3,900
1,865	3.450%, 09/15/21	1,962
1,272	3.600%, 09/01/20	1,349
2,365	3.750%, 04/01/24	2,501
4,018	4.375%, 09/01/42	4,036
3,380	5.150%, 09/01/43	3,798
4,708	5.400%, 06/01/41	5,416
3,282	5.650%, 05/01/17	3,567
1,502	5.750%, 03/15/18	1,678
3,244	5.750%, 05/01/40	3,891
538	6.700%, 08/01/28	693
1,166	7.290%, 06/01/36	1,574
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,617
1,345	7.125%, 10/15/31	1,812
	CSX Corp.,
3,200	3.400%, 08/01/24	3,264
2,659	3.950%, 05/01/50	2,458
1,516	4.100%, 03/15/44	1,444
1,781	4.250%, 06/01/21	1,952
3,498	5.500%, 04/15/41	4,127
628	7.375%, 02/01/19	746
3,587	7.900%, 05/01/17	4,043
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,450
3,474	4.500%, 08/16/21 (e)	3,784
3,104	5.625%, 03/15/42 (e)	3,494
359	6.375%, 10/15/17 (e)	399
4,417	6.700%, 06/01/34 (e)	5,508
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,535
4,957	3.250%, 12/01/21	5,124
2,888	3.950%, 10/01/42	2,728
51	5.590%, 05/17/25	60
3,049	6.000%, 03/15/05[2]	3,674
11,071	6.000%, 05/23/11[3]	13,400
121	7.700%, 05/15/17	136
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,825
5,795	3.375%, 02/01/22 (e)	5,731

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,923
4,930	2.500%, 05/11/20	4,941
2,412	3.600%, 03/01/16	2,461
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,324
1,230	3.646%, 02/15/24	1,301
1,798	3.875%, 02/01/55	1,648
3,935	4.163%, 07/15/22	4,337
1,435	4.300%, 06/15/42	1,493
919	4.821%, 02/01/44	1,025
3,500	Union Pacific Railroad Co., 2.695%, 05/12/27	3,490
210	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	228

		138,644

	Total Industrials	317,027

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,542
4,500	3.625%, 03/04/24	4,718
1,345	5.500%, 02/22/16	1,393
4,179	5.500%, 01/15/40	4,889
4,475	5.900%, 02/15/39	5,474

		18,016

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,751
1,595	4.500%, 03/01/23	1,661
4,157	6.000%, 04/01/20	4,710
2,421	6.875%, 06/01/18	2,715
11,025	7.500%, 01/15/27	13,033

		23,870

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
5,553	2.600%, 07/15/22	5,287
3,500	2.875%, 08/01/21	3,502
5,750	3.450%, 08/01/24	5,678
1,851	4.000%, 07/15/42	1,586

		16,053

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,719
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	5,006
23,206	1.625%, 05/15/20	22,831
4,619	1.950%, 07/22/16	4,691
683	4.000%, 06/20/42	634
592	6.220%, 08/01/27	748
7,578	7.625%, 10/15/18	9,072
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,808
1,587	4.500%, 05/15/21	1,712
4,529	5.625%, 12/15/19	5,107
2,870	6.750%, 02/01/17	3,121

		57,449

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,633
8,173	4.000%, 12/15/32	8,259
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,259
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,753

		24,904

	Software — 0.3%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,361
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,068
3,037	2.125%, 11/15/22	2,953
9,175	2.375%, 02/12/22	9,082
5,696	2.375%, 05/01/23	5,636
3,459	3.500%, 02/12/35	3,231
7,202	3.625%, 12/15/23	7,665
3,620	4.000%, 02/12/55	3,307
1,089	4.500%, 10/01/40	1,147
	Oracle Corp.,
14,625	2.950%, 05/15/25	14,356
1,295	3.625%, 07/15/23	1,362
3,085	4.300%, 07/08/34	3,154
14,500	4.375%, 05/15/55	13,992
4,753	5.000%, 07/08/19	5,333
2,081	5.250%, 01/15/16	2,145
3,049	5.750%, 04/15/18	3,418
2,300	6.125%, 07/08/39	2,861
1,749	6.500%, 04/15/38	2,260

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
4,103	Series NOTE, 2.800%, 07/08/21	4,192

		91,523

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,090
15,286	2.400%, 05/03/23	14,842
13,459	2.850%, 05/06/21	13,837
12,828	3.200%, 05/13/25	12,957
4,375	3.450%, 02/09/45	3,817
6,866	VAR, 0.529%, 05/03/18	6,886
1,704	Dell, Inc., 7.100%, 04/15/28	1,862
	EMC Corp.,
5,560	1.875%, 06/01/18	5,606
6,636	3.375%, 06/01/23	6,728
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,426
2,541	4.375%, 09/15/21	2,701
2,837	4.650%, 12/09/21	3,060
6,352	6.000%, 09/15/41	6,693

		94,505

	Total Information Technology	326,320

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,126
1,657	4.125%, 03/15/35	1,565
4,962	5.250%, 01/15/45	5,232
9,510	CF Industries, Inc., 7.125%, 05/01/20	11,395
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,886
5,750	3.500%, 10/01/24	5,731
8,120	4.125%, 11/15/21	8,710
1,727	5.250%, 11/15/41	1,811
1,206	7.375%, 11/01/29	1,609
875	8.550%, 05/15/19	1,075
	E.I. du Pont de Nemours & Co.,
1,928	4.900%, 01/15/41	2,086
1,345	5.600%, 12/15/36	1,583
4,484	6.000%, 07/15/18	5,083
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,660
897	5.500%, 12/08/41	1,036
1,259	Monsanto Co., 4.700%, 07/15/64	1,136
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,074
7,080	4.250%, 11/15/23	7,476
449	4.875%, 11/15/41	451
5,054	5.450%, 11/15/33	5,617
5,233	5.625%, 11/15/43	5,905
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,316
269	3.250%, 12/01/17	281
3,408	6.500%, 05/15/19	3,971
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,214
972	6.650%, 03/15/18	1,100
1,883	9.000%, 05/01/21	2,514
	Praxair, Inc.,
2,612	2.650%, 02/05/25	2,548
430	5.200%, 03/15/17	463
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,892
5,919	7.750%, 10/01/96	7,651

		109,197

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,846
6,052	5.125%, 05/18/45 (e)	6,181

		9,027

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,613	3.850%, 09/30/23	5,910
1,600	5.000%, 09/30/43	1,731
1,435	5.400%, 03/29/17	1,550
2,466	6.500%, 04/01/19	2,882
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,734
6,296	4.550%, 11/14/24	6,036
2,697	5.400%, 11/14/34	2,422
1,529	Nucor Corp., 4.000%, 08/01/23	1,589
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,826
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,211
3,367	3.750%, 09/20/21	3,525

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
1,794	9.000%, 05/01/19	2,259
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,018
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,604
382	8.750%, 08/01/15	387
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	2,584
4,904	4.750%, 01/15/22	4,811

		53,079

	Total Materials	171,303

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,861
5,835	2.450%, 06/30/20	5,780
21,417	3.000%, 06/30/22	21,087
7,297	3.400%, 05/15/25	7,097
1,166	3.875%, 08/15/21	1,222
9,748	4.300%, 12/15/42	8,792
4,439	4.350%, 06/15/45	3,957
6,278	4.450%, 05/15/21	6,757
3,297	4.500%, 05/15/35	3,125
3,777	4.750%, 05/15/46	3,597
9,509	5.350%, 09/01/40	9,753
4,722	5.500%, 02/01/18	5,193
6,457	6.300%, 01/15/38	7,361
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	2,039
341	BellSouth Telecommunications LLC, 6.300%, 12/15/15	346
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,814
2,203	2.350%, 02/14/19	2,235
2,511	5.950%, 01/15/18	2,795
879	9.625%, 12/15/30	1,385
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,844
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,327
2,087	4.875%, 03/06/42 (e)	2,212
1,816	6.000%, 07/08/19	2,100
5,201	8.750%, 06/15/30	7,676
	GTE Corp.,
3,049	6.940%, 04/15/28	3,844
897	8.750%, 11/01/21	1,163
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	10,038
11,667	3.482%, 06/16/25 (e)	11,667
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,070
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,881
5,695	9.000%, 03/01/31	8,425
7,308	Qwest Corp., 6.750%, 12/01/21	8,222
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,984
4,358	5.134%, 04/27/20	4,846
2,025	5.462%, 02/16/21	2,292
2,152	6.421%, 06/20/16	2,272
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,805
5,898	3.000%, 11/01/21	5,932
3,480	3.450%, 03/15/21	3,606
15,346	3.500%, 11/01/24	15,380
11,683	4.150%, 03/15/24	12,352
11,559	4.400%, 11/01/34	11,125
9,294	4.500%, 09/15/20	10,136
3,993	4.522%, 09/15/48 (e)	3,648
5,210	4.672%, 03/15/55 (e)	4,688
32,776	4.862%, 08/21/46	31,629
1,850	5.150%, 09/15/23	2,066
1,294	5.850%, 09/15/35	1,458
390	6.400%, 09/15/33	459
159	6.550%, 09/15/43	193
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	893
8,579	Verizon New England, Inc., 7.875%, 11/15/29	10,843
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	975
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,181
4,692	8.350%, 12/15/30	6,123
1,000	8.750%, 08/15/31	1,350

		305,901

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,895
3,250	3.125%, 07/16/22	3,264
2,457	6.125%, 03/30/40	2,956
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,715
2,242	8.750%, 05/01/32	3,146
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,776
7,443	1.625%, 03/20/17	7,462
675	5.450%, 06/10/19	755

		36,969

	Total Telecommunication Services	342,870

	Utilities — 1.4%
	Electric Utilities — 1.0%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,557
769	6.000%, 03/01/39	982
1,904	6.125%, 05/15/38	2,488
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,139
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,910
	Arizona Public Service Co.,
748	2.200%, 01/15/20	753
1,923	4.500%, 04/01/42	2,020
3,036	5.050%, 09/01/41	3,511
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,448
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,563
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,084
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	931
1,687	DTE Electric Co., 2.650%, 06/15/22	1,686
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,268
1,786	4.300%, 06/15/20	1,977
1,256	5.100%, 04/15/18	1,393
1,397	6.000%, 01/15/38	1,803
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,879
2,660	3.550%, 09/15/21	2,799
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,134
628	6.400%, 06/15/38	832
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,719
2,780	6.350%, 08/15/38	3,687
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,941
3,230	3.000%, 09/15/21	3,358
1,886	4.100%, 05/15/42	1,907
1,569	4.100%, 03/15/43	1,589
2,258	4.150%, 12/01/44	2,301
1,794	5.300%, 01/15/19	2,015
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	4,004
6,600	6.000%, 01/22/14[4] (e)	7,402
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	6,004
897	6.000%, 10/07/39 (e)	1,037
	Florida Power & Light Co.,
493	5.625%, 04/01/34	613
3,498	5.950%, 10/01/33	4,479
897	5.950%, 02/01/38	1,160
359	Georgia Power Co., 5.950%, 02/01/39	444
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,494
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,176
7,174	Series HY, 8.400%, 01/15/22	9,624
2,642	Series IO, 8.050%, 07/07/24	3,691
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,147
8,609	Series J, 3.200%, 03/15/23	8,735
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	314
4,062	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,504
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,246
8,968	5.300%, 10/01/41	10,106
628	MidAmerican Energy Co., 5.300%, 03/15/18	694
	Nevada Power Co.,
329	5.375%, 09/15/40	397

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
3,354	5.450%, 05/15/41	4,024
2,018	6.500%, 08/01/18	2,324
1,637	7.125%, 03/15/19	1,941
700	Series N, 6.650%, 04/01/36	931
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,459
2,651	2.400%, 09/15/19	2,673
1,076	6.000%, 03/01/19	1,222
1,076	7.875%, 12/15/15	1,114
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,144
1,457	4.881%, 08/15/19 (e)	1,610
2,242	Northern States Power Co., 6.250%, 06/01/36	2,993
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,563
560	Series M, 5.375%, 10/01/21	650
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,400
1,076	7.000%, 09/01/22	1,355
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,926
1,265	3.250%, 09/15/21	1,318
1,794	3.250%, 06/15/23	1,832
1,681	4.450%, 04/15/42	1,716
6,511	4.500%, 12/15/41	6,717
1,776	5.625%, 11/30/17	1,951
399	6.050%, 03/01/34	497
673	8.250%, 10/15/18	811
	PacifiCorp,
2,765	3.600%, 04/01/24	2,932
897	3.850%, 06/15/21	969
224	5.500%, 01/15/19	253
2,556	5.650%, 07/15/18	2,876
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,942
807	5.350%, 03/01/18	897
807	Pennsylvania Electric Co., 6.050%, 09/01/17	884
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,575
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,514
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,445
3,388	4.400%, 01/15/21	3,685
1,327	7.750%, 03/01/31	1,852
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,782
1,040	3.200%, 11/15/20	1,095
247	5.800%, 08/01/18	280
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,932
1,242	5.150%, 12/01/19	1,392
3,901	Series G, 6.625%, 11/15/37	5,110
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,393
740	5.300%, 05/01/18	821
1,021	5.375%, 11/01/39	1,252
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	383
	Southern California Edison Co.,
2,454	1.845%, 02/01/22	2,459
886	3.875%, 06/01/21	963
3,408	3.900%, 12/01/41	3,322
1,256	5.500%, 08/15/18	1,412
2,197	6.050%, 03/15/39	2,843
578	Series 08-A, 5.950%, 02/01/38	728
2,854	Series C, 3.500%, 10/01/23	2,993
2,666	Southern Co. (The), 1.950%, 09/01/16	2,702
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,755
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,083
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	714
1,280	3.450%, 02/15/24	1,338
4,125	5.400%, 04/30/18	4,596
717	5.950%, 09/15/17	793
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	241
1,161	6.250%, 12/01/15	1,194
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	241
539	4.700%, 05/15/20	594
829	4.800%, 09/15/41	898
3,049	6.500%, 07/01/36	3,964

		279,213

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,745
7,215	4.150%, 01/15/43	7,207
619	8.500%, 03/15/19	759
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,324
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	978
475	6.125%, 11/01/17	527

		13,540

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,129
5,381	4.000%, 10/01/20	5,667
1,665	5.750%, 10/01/41	1,818
	PSEG Power LLC,
717	4.150%, 09/15/21	760
2,456	4.300%, 11/15/23	2,596
2,162	5.125%, 04/15/20	2,406
1,964	5.500%, 12/01/15	2,013
1,125	8.625%, 04/15/31	1,615
1,271	Southern Power Co., 5.150%, 09/15/41	1,378

		20,382

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,851
1,392	4.400%, 06/01/43	1,442
10,518	5.875%, 03/15/41	12,983
6,009	6.375%, 07/15/16	6,359
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,622
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,833
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,380
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,358
1,256	5.650%, 04/15/20	1,456
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,485
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,411
1,840	Series C, 4.900%, 08/01/41	1,951
5,067	Series F, 5.250%, 08/01/33	5,570
1,400	DTE Energy Co., Series F, 3.850%, 12/01/23	1,478
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,579
6,726	5.800%, 02/01/42	8,134
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,691
1,852	6.000%, 06/01/26	2,350
	Sempra Energy,
3,139	2.875%, 10/01/22	3,119
3,827	3.550%, 06/15/24	3,921
2,348	4.050%, 12/01/23	2,491
1,345	6.000%, 10/15/39	1,668
2,063	6.150%, 06/15/18	2,331
807	6.500%, 06/01/16	853
7,309	9.800%, 02/15/19	9,329

		88,645

	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,535

	Total Utilities	406,315

	Total Corporate Bonds (Cost $4,971,113)	5,183,762

Foreign Government Securities — 1.0%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	6,665
2,660	5.000%, 01/27/45	2,454
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,777
3,587	Zero Coupon, 11/01/23	2,886
21,968	Zero Coupon, 11/01/24	16,991
7,240	5.500%, 12/04/23	8,937
7,330	5.500%, 04/26/24	9,100
6,771	5.500%, 09/18/33	8,974
5,000	Series 1, Zero Coupon, 05/01/23	4,093
22,151	Series 2, Zero Coupon, 11/01/24	17,156
2,823	Series 4-Z, Zero Coupon, 08/15/20	2,547
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,654
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,468
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,416
10,000	Series 8-Z, Zero Coupon, 02/15/24	7,957
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,582
23,876	Series 8-Z, Zero Coupon, 08/15/25	17,995
8,517	Series 9-Z, Zero Coupon, 05/15/23	6,962
25,875	Series 9-Z, Zero Coupon, 05/15/24	20,395
24,763	Series 9-Z, Zero Coupon, 05/15/25	18,819

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
14,275	Series 9-Z, Zero Coupon, 11/15/25	10,647
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,602
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,442
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	703
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,200
3,979	5.000%, 06/15/45	3,929
941	5.625%, 02/26/44	1,014
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,807
2,371	4.000%, 09/22/24	2,430
737	Republic of Peru, (Peru), 5.625%, 11/18/50	866
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	7,020
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,971
3,502	5.875%, 09/16/25	3,966
	Republic of Turkey, (Turkey),
12,555	4.250%, 04/14/26	12,194
3,879	5.750%, 03/22/24	4,272
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,353
7,166	3.600%, 01/30/25	7,202
7,316	4.000%, 10/02/23	7,608
2,862	4.600%, 01/23/46	2,812
3,906	4.750%, 03/08/44	3,916
12,227	5.550%, 01/21/45	13,740
5,118	5.750%, 10/12/10[1]	5,329

	Total Foreign Government Securities (Cost $291,011)	298,851

Mortgage Pass-Through Securities — 14.5%
	Federal Home Loan Mortgage Corp.,
606	ARM, 1.925%, 04/01/37	639
1,545	ARM, 1.936%, 05/01/37	1,624
558	ARM, 2.000%, 08/01/36	588
331	ARM, 2.040%, 01/01/37	348
1,121	ARM, 2.078%, 08/01/36	1,182
894	ARM, 2.093%, 07/01/36	945
1,066	ARM, 2.095%, 10/01/36	1,132
3,715	ARM, 2.100%, 10/01/36	3,921
6,753	ARM, 2.113%, 08/01/36	7,171
27	ARM, 2.123%, 07/01/19	27
5,330	ARM, 2.137%, 12/01/36	5,665
1,965	ARM, 2.138%, 10/01/36	2,076
1,165	ARM, 2.187%, 10/01/36	1,238
399	ARM, 2.204%, 11/01/36	426
5,569	ARM, 2.213%, 12/01/36	5,946
352	ARM, 2.229%, 08/01/35	373
1,832	ARM, 2.240%, 11/01/36	1,956
512	ARM, 2.250%, 07/01/26 - 11/01/37	541
96	ARM, 2.274%, 01/01/27	101
1,015	ARM, 2.276%, 11/01/36 - 02/01/37	1,081
1,007	ARM, 2.278%, 06/01/37	1,078
173	ARM, 2.280%, 12/01/36	184
430	ARM, 2.293%, 02/01/36	458
2,233	ARM, 2.298%, 09/01/36	2,378
5,527	ARM, 2.309%, 03/01/37	5,860
44	ARM, 2.330%, 04/01/30	46
464	ARM, 2.355%, 12/01/33	498
1,016	ARM, 2.367%, 07/01/37	1,089
986	ARM, 2.368%, 11/01/36	1,053
832	ARM, 2.369%, 04/01/34	881
6,337	ARM, 2.375%, 01/01/35 - 11/01/36	6,767
708	ARM, 2.376%, 07/01/36	759
2,680	ARM, 2.385%, 05/01/37	2,860
425	ARM, 2.410%, 10/01/36	441
2,209	ARM, 2.420%, 05/01/36	2,363
2,498	ARM, 2.443%, 09/01/36	2,682
2,547	ARM, 2.462%, 05/01/33	2,710
168	ARM, 2.483%, 02/01/37	179
3,007	ARM, 2.485%, 02/01/37	3,204
1,920	ARM, 2.490%, 10/01/36 - 04/01/37	2,059
3,084	ARM, 2.495%, 01/01/37 - 05/01/38	3,305
1,361	ARM, 2.497%, 05/01/36	1,443
83	ARM, 2.498%, 09/01/32	89
1,393	ARM, 2.504%, 12/01/35	1,487
2,030	ARM, 2.509%, 09/01/34	2,173
1,933	ARM, 2.541%, 02/01/36	2,070
5,897	ARM, 2.559%, 06/01/36	6,312
2,046	ARM, 2.565%, 12/01/36	2,216
1,579	ARM, 2.568%, 02/01/37	1,699
1,574	ARM, 2.571%, 06/01/36	1,690
2,086	ARM, 2.638%, 04/01/38	2,245
3,848	ARM, 2.640%, 05/01/37	4,120
1,554	ARM, 2.657%, 10/01/36	1,677
1,929	ARM, 2.665%, 03/01/36	2,062
1,287	ARM, 2.695%, 04/01/37	1,392

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
916	ARM, 2.727%, 03/01/37	988
2,200	ARM, 2.790%, 05/01/37	2,354
297	ARM, 2.794%, 12/01/36	323
379	ARM, 2.828%, 02/01/37	408
498	ARM, 2.894%, 03/01/37	542
453	ARM, 2.936%, 05/01/36	485
3,142	ARM, 3.030%, 03/01/36	3,367
832	ARM, 3.385%, 07/01/36	868
2,016	ARM, 3.988%, 07/01/40	2,126
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
37	4.000%, 06/01/18	39
593	4.500%, 08/01/18 - 10/01/18	619
2,304	5.000%, 10/01/17 - 12/01/18	2,413
14,800	5.500%, 06/01/17 - 02/01/24	16,122
4,539	6.000%, 04/01/17 - 03/01/22	4,713
624	6.500%, 07/01/16 - 03/01/22	648
2	7.000%, 04/01/17	2
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
14,667	3.500%, 01/01/32 - 03/01/32	15,504
116	6.000%, 12/01/22	132
1,060	6.500%, 11/01/22 - 01/01/28	1,233
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
39,279	4.500%, 05/01/41	42,836
44,972	5.000%, 01/01/34 - 08/01/40	50,237
8,355	5.500%, 01/01/33 - 03/01/40	9,454
1,132	6.000%, 10/01/29 - 12/01/36	1,300
7,024	6.500%, 08/01/29 - 03/01/38	8,308
1,900	7.000%, 04/01/26 - 02/01/37	2,192
2,528	7.500%, 08/01/25 - 09/01/38	3,053
19	8.000%, 07/01/20 - 11/01/24	22
55	8.500%, 07/01/28	68
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
7,648	7.500%, 01/01/32 - 12/01/36	9,024
3,086	10.000%, 10/01/30	3,486
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
82,442	3.500%, 02/01/33 - 06/01/43	86,686
41,225	4.000%, 06/01/42 - 01/01/43	44,503
2,596	5.500%, 04/01/18	2,711
2,692	6.000%, 02/01/33 - 11/01/36	2,995
18,022	6.500%, 12/01/35 - 06/01/37	20,576
10	7.000%, 07/01/29	11
565	10.000%, 03/17/26	617
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
	Federal National Mortgage Association,
472	ARM, 1.570%, 08/01/34	489
1,336	ARM, 1.714%, 07/01/37	1,401
3,548	ARM, 1.780%, 09/01/36	3,723
689	ARM, 1.787%, 09/01/33	722
1,359	ARM, 1.809%, 02/01/37	1,430
1,674	ARM, 1.818%, 05/01/35 - 01/01/37	1,764
5	ARM, 1.877%, 01/01/19	5
156	ARM, 1.885%, 08/01/35	165
5,392	ARM, 1.893%, 01/01/35	5,639
45	ARM, 1.905%, 03/01/19 - 01/01/34	46
413	ARM, 1.912%, 02/01/35	433
532	ARM, 1.961%, 09/01/37	573
729	ARM, 1.975%, 09/01/36	768
2,840	ARM, 1.989%, 11/01/37	3,011
371	ARM, 1.989%, 10/01/34	392
104	ARM, 2.086%, 09/01/34	110
604	ARM, 2.091%, 08/01/33	641
261	ARM, 2.121%, 01/01/35	277
562	ARM, 2.124%, 11/01/34	602
458	ARM, 2.135%, 09/01/35	490
326	ARM, 2.136%, 08/01/34	346
1,906	ARM, 2.138%, 01/01/36	2,011
164	ARM, 2.140%, 04/01/34	168
872	ARM, 2.141%, 09/01/36	929
633	ARM, 2.147%, 11/01/33	674
151	ARM, 2.155%, 07/01/37	158
1,568	ARM, 2.163%, 10/01/36	1,676
848	ARM, 2.165%, 07/01/35	908
957	ARM, 2.178%, 03/01/35	1,024
91	ARM, 2.186%, 07/01/34	98
4,586	ARM, 2.241%, 07/01/37	4,873
710	ARM, 2.242%, 08/01/36	756
2,591	ARM, 2.244%, 08/01/36	2,766
194	ARM, 2.251%, 01/01/34	207
1,038	ARM, 2.257%, 11/01/37	1,111
1,294	ARM, 2.270%, 07/01/36	1,378
123	ARM, 2.274%, 05/01/35	130
2,398	ARM, 2.278%, 09/01/36	2,556
101	ARM, 2.283%, 09/01/37	103
562	ARM, 2.285%, 06/01/36	598

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,107	ARM, 2.308%, 09/01/37	1,195
1,339	ARM, 2.325%, 07/01/37	1,434
2,959	ARM, 2.346%, 06/01/36	3,201
961	ARM, 2.363%, 04/01/35	1,025
2,979	ARM, 2.364%, 04/01/37	3,200
4,848	ARM, 2.367%, 12/01/37	5,196
968	ARM, 2.395%, 01/01/36	1,033
1,727	ARM, 2.405%, 02/01/37	1,838
3,283	ARM, 2.406%, 12/01/36	3,502
673	ARM, 2.410%, 01/01/38	723
551	ARM, 2.424%, 01/01/37	596
877	ARM, 2.433%, 06/01/34	929
301	ARM, 2.435%, 09/01/33	321
920	ARM, 2.445%, 09/01/36	986
761	ARM, 2.446%, 06/01/36	821
1,031	ARM, 2.461%, 11/01/36	1,099
413	ARM, 2.479%, 05/01/36	440
127	ARM, 2.498%, 09/01/37	131
711	ARM, 2.505%, 10/01/34	762
1,689	ARM, 2.553%, 12/01/36	1,806
5,908	ARM, 2.575%, 10/01/36	6,362
1	ARM, 2.625%, 08/01/19	1
361	ARM, 2.625%, 08/01/36	380
108	ARM, 2.633%, 09/01/27	115
915	ARM, 2.646%, 10/01/35	985
1,262	ARM, 2.668%, 11/01/36	1,347
12,348	ARM, 2.875%, 01/01/36 - 03/01/36	13,196
2,902	ARM, 2.878%, 08/01/37	3,105
70	ARM, 3.718%, 03/01/29	75
407	ARM, 5.986%, 09/01/37	439
1,256	ARM, 6.230%, 08/01/36	1,358
	Federal National Mortgage Association, 15 Year, Single Family,
291	3.500%, 04/01/19	309
4,570	4.500%, 05/01/18 - 12/01/19	4,780
7,968	5.000%, 04/01/18 - 08/01/24	8,437
7,900	5.500%, 02/01/18 - 07/01/20	8,360
15,661	6.000%, 06/01/16 - 07/01/24	16,976
2,321	6.500%, 03/01/17 - 02/01/24	2,557
152	7.000%, 03/01/17 - 11/01/17	157
2	7.500%, 03/01/17	2
–(h)	8.000%, 11/01/15	—	(h)
	Federal National Mortgage Association, 20 Year, Single Family,
17,140	3.500%, 07/01/32 - 08/01/32	18,154
31,516	4.000%, 01/01/35	34,440
351	5.000%, 10/01/25	390
1,338	5.500%, 07/01/25	1,513
11,267	6.000%, 04/01/24 - 09/01/29	12,872
2,660	6.500%, 05/01/22 - 08/01/26	3,077
	Federal National Mortgage Association, 30 Year, FHA/VA,
150	6.000%, 09/01/33	167
246	6.500%, 03/01/29	292
22	7.000%, 02/01/33	24
53	8.000%, 06/01/28	61
15	8.500%, 02/01/30	15
28	9.000%, 05/01/18 - 12/01/30	28
13	9.500%, 12/01/18	14
	Federal National Mortgage Association, 30 Year, Single Family,
1,039	4.000%, 12/01/33	1,114
884	4.500%, 11/01/33 - 09/01/34	964
35,391	5.000%, 06/01/33 - 08/01/40	39,670
21,071	5.500%, 11/01/32 - 12/01/39	23,965
18,050	6.000%, 12/01/28 - 11/01/38	20,749
34,331	6.500%, 11/01/29 - 10/01/38	39,891
17,195	7.000%, 01/01/24 - 01/01/39	20,170
11,463	7.500%, 11/01/22 - 04/01/39	14,057
842	8.000%, 03/01/21 - 01/01/38	1,013
19	8.500%, 07/01/24 - 05/01/25	23
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	17
8	10.000%, 02/01/24	8
	Federal National Mortgage Association, Other,
13,273	VAR, 0.516%, 01/01/23	13,272
38,915	VAR, 0.526%, 01/01/23	38,901
20,607	VAR, 0.536%, 01/01/23	20,777
23,452	VAR, 0.546%, 05/01/24 - 12/01/24	23,453
15,156	VAR, 0.556%, 11/01/21 - 02/01/23	15,154
6,476	VAR, 0.557%, 03/01/25	6,477
6,915	VAR, 0.566%, 01/01/23	6,970
27,720	VAR, 0.606%, 10/01/22 - 07/01/24	27,733
10,762	VAR, 0.616%, 09/01/22	10,826
7,293	VAR, 0.636%, 11/01/23	7,348
12,102	VAR, 0.646%, 08/01/22 - 12/01/23	12,160
4,954	VAR, 0.676%, 10/01/20	4,956
14,255	VAR, 0.796%, 12/01/20	14,251
8,401	VAR, 0.976%, 03/01/22	8,399

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
163	VAR, 2.250%, 08/01/34	174
5,143	VAR, 6.070%, 11/01/18	5,521
12,000	08/25/30 (w)	12,180
7,185	1.470%, 12/01/19	7,118
7,133	1.500%, 01/01/20	7,069
12,778	1.580%, 01/01/20	12,707
8,968	1.690%, 12/01/19	8,911
6,761	1.800%, 12/01/19	6,788
15,795	1.940%, 01/01/17 - 07/01/19	15,890
13,452	2.000%, 12/01/20	13,458
80,712	2.010%, 06/01/20	81,260
42,778	2.030%, 08/01/19	43,323
17,551	2.140%, 04/01/19	17,893
4,371	2.150%, 01/01/23	4,347
8,485	2.190%, 05/01/19	8,664
6,415	2.200%, 07/01/19	6,548
5,785	2.240%, 12/01/22	5,787
9,183	2.280%, 12/01/22	9,193
3,418	2.320%, 12/01/22	3,433
15,341	2.330%, 01/01/23	15,399
33,383	2.340%, 12/01/22 - 01/01/23	33,540
36,574	2.370%, 07/01/19 - 01/01/23	37,116
12,185	2.380%, 11/01/22 - 12/01/22	12,280
15,266	2.390%, 10/01/22 - 12/01/22	15,399
9,939	2.395%, 01/01/22	10,067
40,171	2.400%, 12/01/22 - 02/01/23	40,460
5,362	2.410%, 11/01/22	5,423
18,554	2.420%, 12/01/22 - 06/01/23	18,730
16,206	2.440%, 11/01/22 - 01/01/23	16,412
44,050	2.450%, 06/01/19 - 02/01/23	44,734
7,894	2.470%, 09/01/22 - 11/01/22	7,988
11,159	2.490%, 10/01/17 - 03/01/23	11,366
12,555	2.500%, 04/01/23	12,683
8,251	2.510%, 01/01/23	8,316
37,405	2.520%, 10/01/22 - 05/01/23	37,696
2,690	2.540%, 05/01/23	2,709
14,787	2.550%, 11/01/22	15,083
5,373	2.570%, 10/01/22	5,488
5,000	2.590%, 11/01/21	5,109
14,505	2.600%, 06/01/22 - 01/01/23	14,852
7,886	2.610%, 07/01/22	8,084
5,201	2.620%, 10/01/17	5,349
16,210	2.630%, 09/01/21 - 11/01/21	16,651
5,941	2.635%, 10/01/22	6,083
6,741	2.640%, 04/01/23 - 07/01/23	6,860
8,968	2.650%, 08/01/22	9,182
23,850	2.660%, 12/01/22 - 06/01/23	24,300
16,042	2.670%, 07/01/22	16,476
8,650	2.680%, 05/01/25	8,501
12,337	2.690%, 10/01/17 - 07/01/22	12,750
24,501	2.700%, 04/01/22 - 04/01/25	24,986
5,638	2.704%, 04/01/23	5,768
10,123	2.740%, 05/01/22	10,454
8,481	2.750%, 03/01/22	8,805
13,945	2.760%, 06/01/22	14,316
19,486	2.764%, 06/01/23	20,065
22,420	2.770%, 05/01/22 - 06/01/23	23,071
4,281	2.780%, 06/01/27	4,228
8,000	2.790%, 05/01/27	7,969
10,000	2.810%, 05/01/27	9,999
9,747	2.820%, 07/01/22	10,107
39,974	2.830%, 05/01/27 - 06/01/27	39,639
19,934	2.860%, 05/01/22 - 01/01/25	20,610
8,500	2.890%, 05/01/27	8,553
16,717	2.900%, 05/01/22 - 12/01/24	17,259
48,320	2.920%, 12/01/24 - 05/01/30	49,197
34,803	2.940%, 05/01/22 - 05/01/30	35,478
19,350	2.960%, 01/01/25 - 06/01/30	19,539
24,968	2.970%, 01/01/22 - 06/01/30	25,600
19,730	2.980%, 07/01/22	20,610
17,535	2.990%, 02/01/22 - 01/01/25	18,003
34,179	3.000%, 01/01/43 - 02/01/43	34,693
5,900	3.020%, 05/01/22	6,182
57,293	3.030%, 12/01/21 - 04/01/30	58,761
10,762	3.040%, 12/01/18	11,278
13,474	3.050%, 04/01/22 - 01/01/25	14,081
7,497	3.060%, 02/01/22	7,872
28,282	3.080%, 03/01/22 - 04/01/30	29,204
21,524	3.090%, 01/01/22 - 02/01/22	22,606
28,124	3.100%, 05/01/22 - 05/01/30	28,919
25,303	3.110%, 12/01/24	26,302
49,740	3.120%, 01/01/22 - 06/01/35	50,552
38,000	3.130%, 04/01/30	38,753
46,362	3.140%, 02/01/22 - 12/01/26	48,481
6,400	3.170%, 02/01/30	6,559
17,000	3.190%, 12/01/26	17,720
7,174	3.200%, 01/01/22	7,581
9,190	3.210%, 03/01/22 - 05/01/23	9,688
14,307	3.220%, 12/01/26 - 04/01/30	14,737
5,157	3.230%, 11/01/20	5,475

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
20,000	3.240%, 12/01/26	20,907
10,000	3.250%, 09/01/26	10,479
8,000	3.260%, 12/01/26	8,384
6,861	3.270%, 11/01/20	7,312
61,491	3.290%, 10/01/20 - 11/01/26	64,682
5,510	3.300%, 12/01/26	5,792
3,402	3.310%, 12/01/21	3,623
12,440	3.320%, 05/01/22 - 05/01/24	13,152
16,000	3.340%, 02/01/27	16,867
5,650	3.350%, 11/01/20	6,016
7,174	3.360%, 10/01/20	7,642
12,018	3.380%, 01/01/18 - 12/01/23	12,669
2,381	3.390%, 08/01/17	2,494
3,084	3.400%, 10/01/21	3,299
17,066	3.430%, 09/01/20 - 11/01/21	18,257
13,014	3.440%, 12/01/21 - 10/01/26	13,859
32,441	3.450%, 01/01/24 - 04/01/35	34,278
7,623	3.480%, 12/01/20	8,172
134,875	3.500%, 09/01/20 - 06/01/43	142,177
25,000	3.510%, 05/01/18 - 08/01/23	26,606
5,540	3.520%, 01/01/18	5,848
8,273	3.523%, 12/01/20	8,868
21,132	3.540%, 01/01/18 - 10/01/20	22,525
13,000	3.550%, 02/01/30	13,848
3,866	3.560%, 01/01/21	4,161
19,783	3.570%, 11/01/34	21,254
23,118	3.590%, 10/01/20 - 08/01/23	24,895
1,674	3.600%, 09/01/20	1,801
9,426	3.610%, 11/01/34	10,101
5,677	3.630%, 01/01/18 - 10/01/29	6,039
11,105	3.640%, 06/01/18 - 01/01/25	11,883
42,150	3.670%, 07/01/23	45,531
3,322	3.700%, 12/01/20	3,591
21,072	3.740%, 07/01/20 - 07/01/23	22,867
16,930	3.743%, 06/01/18	17,990
34,586	3.770%, 01/01/21 - 09/01/21	37,755
6,433	3.780%, 09/01/21	6,999
5,044	3.800%, 03/01/18	5,363
12,373	3.820%, 06/01/17	13,034
21,379	3.830%, 12/01/20 - 12/01/21	23,215
22,648	3.850%, 09/01/20 - 09/01/21	24,694
8,448	3.860%, 07/01/21	9,182
10,224	3.870%, 01/01/21	11,184
15,204	3.881%, 09/01/21	16,619
31,189	3.890%, 08/01/20 - 09/01/21	34,212
6,096	3.915%, 10/01/20	6,664
5,780	3.920%, 09/01/21	6,334
16,436	3.930%, 07/01/20 - 01/01/21	17,957
8,968	3.940%, 07/01/21	9,873
13,380	3.950%, 07/01/20	14,692
8,622	3.960%, 08/01/20	9,432
5,551	3.970%, 06/01/21	6,075
8,968	3.980%, 11/01/16	8,951
4,709	3.990%, 07/01/21	5,167
36,953	4.000%, 04/01/20 - 07/01/42	39,829
6,009	4.020%, 06/01/21	6,573
5,774	4.050%, 01/01/21 - 08/01/21	6,326
8,669	4.060%, 07/01/21	9,548
27,504	4.066%, 07/01/20	30,060
15,778	4.070%, 10/01/21	17,407
5,991	4.100%, 06/01/21	6,604
20,568	4.130%, 11/01/19 - 08/01/21	22,604
15,131	4.160%, 03/01/21	16,716
16,611	4.180%, 12/01/19 - 09/01/23	18,461
4,800	4.190%, 06/01/21	5,314
18,067	4.240%, 11/01/19 - 06/01/21	20,010
15,784	4.250%, 04/01/21	17,514
27,840	4.260%, 12/01/19 - 07/01/21	30,896
7,526	4.271%, 06/01/21	8,278
16,404	4.282%, 01/01/20	17,837
7,098	4.298%, 01/01/21	7,890
6,785	4.300%, 08/01/20 - 04/01/21	7,513
8,500	4.318%, 07/01/21	9,458
10,714	4.330%, 02/01/21 - 04/01/21	11,905
16,142	4.340%, 06/01/21	17,943
12,932	4.350%, 04/01/20	14,301
2,421	4.355%, 03/01/20	2,670
13,274	4.360%, 05/01/21	14,809
10,037	4.369%, 02/01/20	11,080
21,112	4.380%, 01/01/21	23,519
17,476	4.381%, 04/01/20	19,348
6,681	4.390%, 05/01/21	7,480
57,664	4.400%, 02/01/20	64,021
3,719	4.450%, 01/01/21	4,159
8,071	4.480%, 06/01/21	9,111
24,662	4.500%, 08/01/21	27,787
17,713	4.514%, 12/01/19	19,641
5,372	4.540%, 01/01/20 - 07/01/26	6,037
9,551	4.552%, 08/01/26	10,731
11,073	4.640%, 01/01/21	12,480

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
10,171	4.664%, 12/01/26	11,575
9,361	4.762%, 08/01/26	10,857
5,957	4.766%, 08/01/26	6,912
2,159	5.000%, 04/01/31 - 12/01/32	2,460
7,758	5.240%, 05/01/17	8,279
3,434	5.500%, 03/01/17 - 06/01/39	3,760
10,316	5.894%, 10/01/17	11,277
3,316	6.000%, 02/01/36 - 11/01/48	3,731
2,712	6.500%, 04/01/36 - 05/01/37	3,270
1,641	7.000%, 02/01/36 - 01/01/38	1,884
27	7.500%, 10/01/37	29
214	8.000%, 11/01/37	239
47	10.508%, 04/15/19	52
	Government National Mortgage Association II, 30 Year, Single Family,
9,979	4.250%, 12/20/44	10,932
2,733	5.500%, 09/20/39	3,074
16,962	6.000%, 03/20/28 - 08/20/39	19,420
1,334	6.500%, 07/20/29	1,533
584	7.000%, 08/20/38	702
111	7.500%, 02/20/28 - 09/20/28	135
199	8.000%, 12/20/25 - 09/20/28	237
97	8.500%, 03/20/25 - 05/20/25	111
	Government National Mortgage Association II, Other,
3,229	3.750%, 09/20/38 - 01/20/39	3,456
4,533	4.462%, 05/20/63	4,987
142	6.000%, 11/20/38	154
	Government National Mortgage Association, 15 Year, Single Family,
21	6.000%, 10/15/17	21
38	6.500%, 06/15/17	40
3	8.000%, 01/15/16	3
	Government National Mortgage Association, 30 Year, Single Family,
4,259	5.500%, 04/15/33 - 09/15/34	4,958
121	6.000%, 11/15/28	139
3,271	6.500%, 01/15/24 - 12/15/35	3,828
6,248	7.000%, 08/15/23 - 04/15/37	7,522
938	7.500%, 11/15/22 - 10/15/37	1,138
25	8.000%, 07/15/22 - 08/15/28	26
5	8.500%, 03/15/17 - 11/15/17	6
21	9.000%, 08/15/16 - 11/15/24	24
1,057	9.500%, 09/15/18 - 12/15/25	1,173
–(h)	12.000%, 11/15/19	—	(h)

	Total Mortgage Pass-Through Securities (Cost $4,120,468)	4,245,295

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,931
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,464

		7,395

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,642

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,764
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,369
3,780	Series 165, Rev., 5.647%, 11/01/40	4,608
17,925	Series 174, Rev., 4.458%, 10/01/62	18,512

		39,253

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,529
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[4]	1,052
9,576	Series A, Rev., 4.800%, 06/01/11[3]	9,498

		27,079

	Total Municipal Bonds (Cost $69,709)	78,369

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	29,584
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,286
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,488

	Total Supranational (Cost $45,618)	46,358

U.S. Government Agency Securities — 2.2%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,382

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,420
9,865	5.500%, 07/15/36	13,260
23,765	Federal National Mortgage Association, 3.919%, 06/01/17 (n)	23,421
8,071	Federal National Mortgage Association STRIPS, 3.507%, 05/15/30 (n)	4,872
	Financing Corp.,
59,680	1.241%, 05/11/18 (n)	57,781
3,506	1.543%, 11/30/17 (n)	3,414
6,005	1.882%, 08/03/18 (n)	5,739
1,795	2.046%, 03/07/19 (n)	1,696
1,688	2.127%, 04/06/18 (n)	1,636
24,034	2.616%, 04/05/19 (n)	22,573
27,586	2.768%, 09/26/19 (n)	25,696
	Government Trust Certificate,
4,488	1.284%, 10/01/15 (n)	4,475
5,741	1.501%, 04/01/16 (n)	5,680
11,944	2.394%, 04/01/19 (n)	11,157
	Residual Funding Corp. STRIPS,
133,349	1.611%, 10/15/19 (n)	123,939
19,730	1.747%, 01/15/21 (n)	17,744
225,211	1.833%, 07/15/20 (n)	205,171
50,759	1.856%, 10/15/20 (n)	45,918
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,928
8,246	5.250%, 09/15/39	10,386
493	5.500%, 06/15/38	637
7,668	5.880%, 04/01/36	10,241
	Tennessee Valley Authority STRIPS,
3,711	2.090%, 12/15/17 (n)	3,580
3,500	3.132%, 12/15/28 (n)	2,202
17,495	3.410%, 11/01/25 (n)	12,753
2,242	4.076%, 06/15/35 (n)	1,072
10,762	4.135%, 05/01/19 (n)	10,048
3,119	4.443%, 07/15/28 (n)	2,020

	Total U.S. Government Agency Securities (Cost $630,518)	634,841

U.S. Treasury Obligations — 25.0%
	U.S. Treasury Bonds,
26,500	3.500%, 02/15/39	29,730
18,550	4.250%, 05/15/39	23,277
70,190	4.375%, 02/15/38	89,618
58,411	4.500%, 02/15/36	75,930
8,861	4.500%, 05/15/38	11,498
4,094	4.500%, 08/15/39	5,328
34,370	4.750%, 02/15/37	46,134
49,756	5.000%, 05/15/37	69,009
583	5.250%, 11/15/28	778
12,087	5.250%, 02/15/29	16,153
20,688	5.375%, 02/15/31	28,528
12,869	5.500%, 08/15/28	17,515
4,080	6.125%, 11/15/27	5,793
5,249	6.125%, 08/15/29	7,608
6,861	6.250%, 05/15/30	10,147
3,360	6.375%, 08/15/27	4,841
6,547	6.625%, 02/15/27	9,525
2,000	6.750%, 08/15/26	2,912
5,937	7.125%, 02/15/23	8,180
50,572	7.500%, 11/15/16	55,716
4,000	7.875%, 02/15/21	5,371
29,475	8.000%, 11/15/21	40,742
14,932	8.125%, 05/15/21	20,401
41,000	8.500%, 02/15/20	54,261
17,000	8.750%, 05/15/20	22,907
54,785	8.750%, 08/15/20	74,679
71,520	8.875%, 08/15/17	84,354
	U.S. Treasury Coupon STRIPS,
72,700	1.736%, 11/15/19 (n)	68,082
4,100	1.737%, 11/15/18 (n)	3,942
123,537	1.828%, 05/15/21 (n)	110,872
26,456	2.029%, 05/15/18 (n)	25,723
113,900	2.054%, 11/15/23 (n)	95,190
106,435	2.268%, 08/15/23 (n)	89,534
59,076	2.313%, 02/15/24 (n)	48,858
132,665	2.339%, 02/15/21 (n)	120,100
25,842	2.369%, 02/15/20 (n)	24,062
84,781	2.402%, 05/15/22 (n)	74,002
191,800	2.517%, 11/15/22 (n)	165,249
118,046	2.561%, 11/15/21 (n)	104,510
248,580	2.603%, 05/15/23 (n)	210,658
169,956	2.670%, 02/15/22 (n)	149,373
54,049	2.703%, 05/15/28 (n)	39,010
80,800	2.755%, 08/15/22 (n)	70,069
71,937	2.818%, 08/15/18 (n)	69,581
329,322	2.834%, 02/15/23 (n)	281,440
18,421	2.898%, 05/15/25 (n)	14,677
14,870	2.927%, 05/15/29 (n)	10,347
17,278	2.989%, 05/15/24 (n)	14,178

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
103,866	3.013%, 02/15/32 (n)	65,217
70,375	3.034%, 08/15/32 (n)	43,584
200,684	3.086%, 02/15/27 (n)	150,922
72,532	3.123%, 08/15/28 (n)	51,788
16,680	3.137%, 05/15/35 (n)	9,288
189,907	3.139%, 08/15/20 (n)	174,486
93,350	3.150%, 05/15/31 (n)	60,520
59,956	3.173%, 11/15/29 (n)	40,887
14,608	3.179%, 08/15/26 (n)	11,171
173,297	3.197%, 05/15/32 (n)	108,285
21,613	3.233%, 11/15/34 (n)	12,238
79,788	3.251%, 08/15/31 (n)	51,176
32,080	3.253%, 11/15/16 (n)	31,863
39,999	3.265%, 05/15/26 (n)	30,834
87,828	3.272%, 11/15/26 (n)	66,519
38,512	3.294%, 08/15/29 (n)	26,484
31,300	3.332%, 02/15/33 (n)	19,023
84,028	3.336%, 11/15/27 (n)	61,689
98,421	3.362%, 11/15/31 (n)	62,590
81,052	3.370%, 02/15/29 (n)	56,783
52,661	3.411%, 08/15/21 (n)	46,938
21,591	3.429%, 08/15/24 (n)	17,632
122,874	3.445%, 05/15/19 (n)	116,609
309,451	3.457%, 05/15/20 (n)	285,848
180,863	3.484%, 08/15/19 (n)	170,603
28,525	3.517%, 05/15/34 (n)	16,460
58,938	3.527%, 11/15/32 (n)	36,102
25,155	3.547%, 08/15/34 (n)	14,366
56,005	3.659%, 05/15/33 (n)	33,713
57,436	3.741%, 11/15/30 (n)	37,821
89,733	3.742%, 08/15/30 (n)	59,689
36,285	3.796%, 08/15/17 (n)	35,734
46,760	3.842%, 11/15/28 (n)	33,138
72,252	3.855%, 02/15/31 (n)	47,157
93,147	3.904%, 02/15/17 (n)	92,223
15,906	3.989%, 02/15/35 (n)	8,928
31,792	4.091%, 02/15/18 (n)	31,033
29,200	4.133%, 11/15/24 (n)	23,637
75,636	4.176%, 05/15/30 (n)	50,714
67,515	4.192%, 02/15/28 (n)	49,187
34,461	4.226%, 08/15/16 (n)	34,306
30,716	4.256%, 02/15/34 (n)	17,875
6,700	4.277%, 02/15/26 (n)	5,219
45,886	4.366%, 08/15/27 (n)	33,976
43,209	4.442%, 11/15/33 (n)	25,358
24,963	4.533%, 08/15/33 (n)	14,773
82,771	4.673%, 11/15/17 (n)	81,141
1,525	4.935%, 08/15/35 (n)	842
111,213	4.955%, 02/15/30 (n)	75,204
6,601	5.121%, 02/15/25 (n)	5,303
17,309	5.645%, 05/15/27 (n)	12,915
1,054	5.839%, 05/15/36 (n)	571
54,607	8.955%, 02/15/16 (n)	54,545
24	13.030%, 08/15/15 (n)	24
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,733
3,587	2.500%, 01/15/29	4,959
9,066	3.625%, 04/15/28	18,377
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,860
10,000	0.125%, 04/15/19	10,242
20,300	0.125%, 01/15/22	21,188
4,260	1.125%, 01/15/21	4,896
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,130
32,000	1.000%, 06/30/19	31,648
20,788	1.000%, 11/30/19	20,429
16,770	1.250%, 10/31/18	16,857
8,500	1.250%, 02/29/20	8,426
129,801	1.375%, 11/30/18	130,988
16,278	1.375%, 12/31/18	16,410
13,000	1.375%, 02/28/19	13,086
12,000	1.375%, 05/31/20	11,940
51,639	1.500%, 08/31/18	52,393
14,750	1.500%, 01/31/22	14,448
8,000	1.625%, 07/31/19	8,102
6,000	1.625%, 08/15/22	5,903
5,000	1.750%, 10/31/20	5,043
20,000	1.750%, 05/15/22	19,884
71,750	1.750%, 05/15/23	70,679
2,500	2.000%, 11/30/20	2,552
15,000	2.000%, 02/28/21	15,287
55,000	2.000%, 05/31/21	55,924
10,000	2.000%, 08/31/21	10,146
77,700	2.000%, 10/31/21	78,750
39,000	2.000%, 02/15/23	39,247
33,368	2.125%, 08/31/20	34,340
21,000	2.125%, 01/31/21	21,546
50,445	2.125%, 08/15/21	51,576
1,794	2.250%, 11/30/17	1,860

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
19,000	2.500%, 08/15/23	19,782
23,317	2.625%, 01/31/18	24,416
100,991	2.625%, 08/15/20	106,475
34,504	2.625%, 11/15/20	36,353
2,242	2.750%, 11/30/16	2,318
46,175	2.750%, 05/31/17	48,130
12,681	2.750%, 12/31/17	13,307
27,600	2.750%, 02/15/19	29,176
52,451	2.875%, 03/31/18	55,352
29,550	3.125%, 10/31/16	30,661
1,794	3.125%, 01/31/17	1,872
107,041	3.125%, 04/30/17	112,226
180,518	3.125%, 05/15/19	193,535
30,000	3.125%, 05/15/21	32,435
176,535	3.250%, 12/31/16	184,189
54,705	3.250%, 03/31/17	57,389
47,007	3.500%, 02/15/18	50,338
17,039	3.625%, 02/15/21	18,884
29,447	4.250%, 11/15/17	31,934
44,128	4.500%, 05/15/17	47,462
8,520	4.625%, 02/15/17	9,110
63,462	4.750%, 08/15/17	69,094
6,500	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/39	3,186

	Total U.S. Treasury Obligations (Cost $6,930,802)	7,298,796

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
28,521	Progress Residential LP, Revolving Loan, VAR, 3.778%, 09/04/15 (i)	28,378
20,535	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	20,432

	Total Loan Assignments (Cost $49,056)	48,810

SHARES
Short-Term Investment — 7.6%
	Investment Company — 7.6%
2,206,801	JPMorgan Liquid Assets Money Market
	Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $2,206,801)	2,206,801

	Total Investments — 100.3% (Cost $28,361,119)	29,292,632
	Liabilities in Excess of Other Assets — (0.3)%	(89,281)

	NET ASSETS — 100.0%	$29,203,351

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.

[1]	Security matures in 2110.
[2]	Security matures in 2105.
[3]	Security matures in 2111.
[4]	Security matures in 2114.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,008,398
Aggregate gross unrealized depreciation	(76,885)

Net unrealized appreciation/depreciation	$931,513

Federal income tax cost of investments	$28,361,119

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,781,590	$1,066,522	$2,848,112
Collateralized Mortgage Obligations
Agency CMO	—	4,232,585	—	4,232,585
Non-Agency CMO	—	998,513	196,744	1,195,257

Total Collateralized Mortgage Obligations	—	5,231,098	196,744	5,427,842

Commercial Mortgage-Backed Securities	—	833,465	141,330	974,795
Corporate Bonds
Consumer Discretionary	—	368,509	—	368,509
Consumer Staples	—	218,583	—	218,583
Energy	—	551,245	—	551,245
Financials	—	2,255,741	—	2,255,741
Health Care	—	225,849	—	225,849
Industrials	—	293,772	23,255	317,027
Information Technology	—	326,320	—	326,320
Materials	—	171,303	—	171,303
Telecommunication Services	—	342,870	—	342,870
Utilities	—	406,315	—	406,315

Total Corporate Bonds	—	5,160,507	23,255	5,183,762

Foreign Government Securities	—	298,851	—	298,851
Mortgage Pass-Through Securities	—	4,245,295	—	4,245,295
Municipal Bonds	—	78,369	—	78,369
Supranational	—	46,358	—	46,358
U.S. Government Agency Securities	—	634,841	—	634,841
U.S. Treasury Obligations	—	7,298,796	—	7,298,796
Loan Assignments
Financials	—	—	48,810	48,810
Short-Term Investment
Investment Company	2,206,801	—	—	2,206,801

Total Investments in Securities	$2,206,801	$25,609,170	$1,476,661	$29,292,632

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$1,085,703	$10	$(714)	$533	$166,091	$(145,500)	$—	$(39,601)	$1,066,522
Collateralized Mortgage Obligations - Non-Agency CMO	235,727	1,453	(1,829)	(173)	—	(29,914)	—	(8,520)	196,744
Commercial Mortgage-Backed Securities	159,752	—	(1,961)	(4,183)	—	(12,278)	—	—	141,330
Corporate Bonds - Industrials	22,776	—	(7)	(88)	—	(611)	1,185	—	23,255
Corporate Bonds - Telecommunication Services	9,605	—	(162)	—	—	(9,443)	—	—	—
Loan Assignments - Financials	84,822	—	181	— (a)	21,325	(57,518)	—	—	48,810

Total	$1,598,385	$1,463	$(4,492)	$(3,911)	$187,416	$(255,264)	$1,185	$(48,121)	$1,476,661

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,757,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$617,126	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100% (3.14%)
			Constant Default Rate	0.00% - 30.00% (16.98%)
			Yield (Discount Rate of Cash Flows)	1.12% - 6.59% (3.74%)

Asset-Backed Securities	617,126
	132,296	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (5.42%)
			Constant Default Rate	0.00% - 66.92% (3.73%)
			PSA Prepayment Model	280.00% - 970.00% (400.94%)
			Yield (Discount Rate of Cash Flows)	(5.75%) - 12.74% (4.36%)

Collateralized Mortgage Obligations	132,296
	75,008	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (53.59%)
			Yield (Discount Rate of Cash Flows)	(8.74%) - 4.94% (2.64%)

Commercial Mortgage-Backed Securities	75,008

Total	$824,430

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $652,231,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.8%
1,025	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.985%, 12/27/22 (e)	1,026
	Accredited Mortgage Loan Trust,
624	Series 2006-1, Class A3, VAR, 0.361%, 04/25/36	619
610	Series 2006-2, Class A3, VAR, 0.335%, 09/25/36	602
	Ally Auto Receivables Trust,
124	Series 2012-1, Class A4, 1.210%, 07/15/16	124
2,375	Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,379
	American Credit Acceptance Receivables Trust,
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,709
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,017
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,122
1,250	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,317
	AmeriCredit Automobile Receivables Trust,
440	Series 2012-4, Class A3, 0.670%, 06/08/17	440
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,084
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,578
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
395	Series 2003-5, Class A6, SUB, 4.248%, 04/25/33	402
87	Series 2003-13, Class AF6, SUB, 5.075%, 01/25/34	86
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	714
4,050	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	4,045
4	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	4
	Bear Stearns Asset-Backed Securities Trust,
466	Series 2003-SD2, Class 2A, VAR, 2.891%, 06/25/43	466
615	Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	589
	Blue Elephant Loan Trust,
3,837	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	3,836
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,854
868	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	865
725	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	726
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,471
	CarFinance Capital Auto Trust,
1,667	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,680
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,533
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,197
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,745
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,988
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,426
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,920
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	4,550
1,060	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	1,059
	Centex Home Equity Loan Trust,
183	Series 2001-B, Class A6, 6.360%, 07/25/32	184
343	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	351
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
454	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	463
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,850
10	CNH Equipment Trust, Series 2012-C, Class A3, 0.570%, 12/15/17	10
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e) (i)	75

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,630
	CPS Auto Receivables Trust,
134	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	135
1,772	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,782
471	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	468
	CPS Auto Trust,
612	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	614
364	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	365
3,708	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,726
81	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	87
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 0.745%, 04/25/34	277
434	Series 2004-1, Class M1, VAR, 0.935%, 03/25/34	414
54	Series 2004-1, Class M2, VAR, 1.010%, 03/25/34	50
1,272	Series 2004-6, Class M1, VAR, 1.085%, 10/25/34	1,230
2,943	Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	2,983
5,727	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,765
422	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	426
	Exeter Automobile Receivables Trust,
1,947	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	1,952
291	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	291
1,107	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,108
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,120
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,604
8	Federal National Mortgage Association REMIC Trust, Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	8
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	3,001
8,062	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	8,096
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,948
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,006
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,497
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,409
	Ford Credit Auto Owner Trust,
377	Series 2012-A, Class A4, 1.150%, 06/15/17	378
2,581	Series 2015-A, Class A3, 1.280%, 09/15/19	2,591
79	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	79
3,595	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	3,620
776	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	840
	GLC II Trust,
4,215	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	4,224
4,818	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	4,828
	GLC Trust,
6,455	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	6,428
3,228	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	3,169
	GMAT Trust,
793	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	794
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,779
9,400	GO Financial Auto Securitization Trust, Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,383
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,000

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,296
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,250
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	496
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	441
205	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	207
	Honda Auto Receivables Owner Trust,
71	Series 2012-1, Class A4, 0.970%, 04/16/18	71
5,672	Series 2015-1, Class A3, 1.050%, 10/15/18	5,680
409	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	407
1	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	1
	Hyundai Auto Receivables Trust,
99	Series 2012-A, Class A4, 0.950%, 12/15/16	99
2,457	Series 2015-A, Class A3, 1.050%, 04/15/19	2,458
	KGS-Alpha Capital Markets LP,
33,215	IO, VAR, 0.457%, 08/25/38	1,178
31,636	Series 2012-4, IO, VAR, 0.586%, 09/25/37	1,384
20,696	KGS-Alpha SBA COOF Trust, Series 2013-2, Class A, IO, VAR, 1.551%, 03/25/39 (e)	1,151
21	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.535%, 07/25/34 (e)	21
	Long Beach Mortgage Loan Trust,
102	Series 2004-1, Class M3, VAR, 1.235%, 02/25/34	97
12	Series 2004-5, Class M6, VAR, 2.685%, 09/25/34 (i)	10
	LV Tower 52 Issuer LLC,
6,637	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	6,657
1,439	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	1,439
	Mid-State Capital Corp. Trust,
184	Series 2005-1, Class A, 5.745%, 01/15/40	198
4,383	Series 2005-1, Class M1, 6.106%, 01/15/40	4,737
2,093	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,246
2,539	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,658
1,015	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,079
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.435%, 03/25/33	466
550	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	552
	New Century Home Equity Loan Trust,
884	Series 2003-5, Class AI6, SUB, 5.174%, 11/25/33	910
610	Series 2005-1, Class M1, VAR, 0.860%, 03/25/35	579
3,190	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	3,185
	OAK Hill Advisors Residential Loan Trust,
10,146	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	10,032
6,569	Series 2015-NPL1, Class A1, SUB, 4.000%, 01/25/55 (e)	6,367
4,816	Series 2015-NPL1, Class A2, SUB, 3.475%, 01/25/55 (e)	4,819
	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,399
2,000	Series 2014-1A, Class B, 5.680%, 05/17/18 (e)	2,010
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	9,019
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,539
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	455
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,940
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,246
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,078
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,697

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,124
925	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.205%, 09/25/34	917
492	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	493
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,348
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,762
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,902
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,544
	Progress Residential Trust,
10,857	Series 2015-SFR2, Class A, 2.740%, 06/12/32	10,874
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32	3,602
319	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	313
3,910	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	3,940
265	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.409%, 01/25/36	196
1,104	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,094
1,526	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.265%, 06/25/37	914
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,251
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	6,018
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,891
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,908
610	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	610
14	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.275%, 06/25/37	14
6,529	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	6,499
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,647
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.436%, 10/15/21 (e) (i)	4,195
	Truman Capital Mortgage Loan Trust,
13,395	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,219
5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,158
6,484	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	6,510
9,475	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	9,550
1,054	Unipac IX LLC, 13.000%, 05/15/16 (i)	981
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,641
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,739
16,332	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)	16,294
9,565	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	9,590
6,497	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	6,523
4,683	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	4,635
4,340	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,282
10,592	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	10,596
10,380	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,362
8,090	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	8,113
3,587	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	3,593
12,245	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	12,232

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Westgate Resorts LLC,
856	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	859
5,887	Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	5,888
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,333
360	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	360

	Total Asset-Backed Securities (Cost $503,618)	501,415

Collateralized Mortgage Obligations — 12.8%
	Agency CMO — 9.5%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
97	Series 23, Class KZ, 6.500%, 11/25/23	109
649	Series 24, Class J, 6.250%, 11/25/23	730
116	Series 31, Class Z, 8.000%, 04/25/24	135
	Federal Home Loan Mortgage Corp. REMIC,
2	Series 11, Class D, 9.500%, 07/15/19	3
6	Series 38, Class D, 9.500%, 05/15/20	7
2	Series 81, Class A, 8.125%, 11/15/20	2
6	Series 84, Class F, 9.200%, 10/15/20	7
4	Series 109, Class I, 9.100%, 01/15/21	4
1	Series 198, Class Z, 8.500%, 09/15/22	1
65	Series 1316, Class Z, 8.000%, 06/15/22	73
20	Series 1343, Class LB, 7.500%, 08/15/22	23
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	8
47	Series 1456, Class Z, 7.500%, 01/15/23	52
301	Series 1543, Class VN, 7.000%, 07/15/23	339
232	Series 1577, Class PV, 6.500%, 09/15/23	258
489	Series 1608, Class L, 6.500%, 09/15/23	562
487	Series 1611, Class Z, 6.500%, 11/15/23	546
438	Series 1628, Class LZ, 6.500%, 12/15/23	485
198	Series 1630, Class PK, 6.000%, 11/15/23	222
601	Series 1671, Class I, 7.000%, 02/15/24	666
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	24
41	Series 1695, Class G, HB, IF, 28.345%, 03/15/24	71
27	Series 1710, Class GB, HB, IF, 42.706%, 04/15/24	44
102	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	30
55	Series 2022, Class PE, 6.500%, 01/15/28	63
395	Series 2033, Class K, 6.050%, 08/15/23	436
310	Series 2036, Class PG, 6.500%, 01/15/28	344
55	Series 2089, Class PJ, IO, 7.000%, 10/15/28	8
952	Series 2091, Class PG, 6.000%, 11/15/28	1,052
211	Series 2116, Class ZA, 6.000%, 01/15/29	242
61	Series 2148, Class ZA, 6.000%, 04/15/29	71
167	Series 2201, Class C, 8.000%, 11/15/29	193
42	Series 2261, Class ZY, 7.500%, 10/15/30	48
343	Series 2293, Class ZA, 6.000%, 03/15/31	394
1	Series 2297, Class NB, 6.000%, 03/15/16	1
53	Series 2310, Class Z, 6.000%, 04/15/31	61
22	Series 2313, Class LA, 6.500%, 05/15/31	25
193	Series 2325, Class JO, PO, 06/15/31	186
513	Series 2330, Class PE, 6.500%, 06/15/31	573
36	Series 2344, Class QG, 6.000%, 08/15/16	37
24	Series 2368, Class TG, 6.000%, 10/15/16	24
85	Series 2394, Class MC, 6.000%, 12/15/16	88
32	Series 2399, Class PG, 6.000%, 01/15/17	33
300	Series 2410, Class QB, 6.250%, 02/15/32	330
1,723	Series 2427, Class GE, 6.000%, 03/15/32	1,975
1,328	Series 2430, Class WF, 6.500%, 03/15/32	1,554
302	Series 2466, Class DH, 6.500%, 06/15/32	348
901	Series 2530, Class SK, IF, IO, 7.914%, 06/15/29	227
94	Series 2534, Class SI, HB, IF, 20.577%, 02/15/32	142
726	Series 2543, Class YX, 6.000%, 12/15/32	822

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
455	Series 2557, Class HL, 5.300%, 01/15/33	501
729	Series 2586, Class IO, IO, 6.500%, 03/15/33	100
216	Series 2594, Class IV, IO, 7.000%, 03/15/32	32
518	Series 2610, Class UI, IO, 6.500%, 05/15/33	73
671	Series 2636, Class Z, 4.500%, 06/15/18	701
53	Series 2643, Class SA, HB, IF, 44.294%, 03/15/32	99
35	Series 2650, Class PO, PO, 12/15/32	35
48	Series 2650, Class SO, PO, 12/15/32	48
249	Series 2656, Class AC, 6.000%, 08/15/33	274
578	Series 2656, Class PE, 4.500%, 07/15/18	601
741	Series 2699, Class W, 5.500%, 11/15/33	810
22	Series 2707, Class KJ, 5.000%, 11/15/18	22
705	Series 2733, Class SB, IF, 7.843%, 10/15/33	821
364	Series 2756, Class NA, 5.000%, 02/15/24	391
98	Series 2764, Class S, IF, 13.286%, 07/15/33	123
382	Series 2801, Class JN, 5.000%, 06/15/33	391
764	Series 2845, Class QH, 5.000%, 08/15/34	853
627	Series 2864, Class NS, IF, IO, 6.914%, 09/15/34	55
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,717
110	Series 2934, Class CI, 5.000%, 01/15/34	112
71	Series 2980, Class QB, 6.500%, 05/15/35	78
626	Series 2989, Class TG, 5.000%, 06/15/25	679
131	Series 2990, Class SL, HB, IF, 23.813%, 06/15/34	186
1,407	Series 2994, Class SC, IF, IO, 5.414%, 02/15/33	87
302	Series 2995, Class FT, VAR, 0.436%, 05/15/29	303
1,111	Series 3005, Class ED, 5.000%, 07/15/25	1,217
61	Series 3005, Class PV, IF, 12.437%, 10/15/33	73
569	Series 3028, Class ME, 5.000%, 02/15/34	582
403	Series 3031, Class BN, HB, IF, 21.152%, 08/15/35	624
969	Series 3059, Class B, 5.000%, 02/15/35	1,000
48	Series 3062, Class HE, 5.000%, 01/15/34	49
306	Series 3064, Class OG, 5.500%, 06/15/34	320
7	Series 3068, Class AO, PO, 01/15/35	6
329	Series 3117, Class EO, PO, 02/15/36	308
116	Series 3134, Class PO, PO, 03/15/36	102
132	Series 3138, Class PO, PO, 04/15/36	124
573	Series 3152, Class MO, PO, 03/15/36	540
552	Series 3184, Class YO, PO, 03/15/36	475
3,195	Series 3187, Class Z, 5.000%, 07/15/36	3,553
179	Series 3189, Class PC, 6.000%, 08/15/35	182
1,376	Series 3201, Class IN, IF, IO, 6.064%, 08/15/36	214
2,326	Series 3202, Class HI, IF, IO, 6.464%, 08/15/36	399
569	Series 3219, Class PD, 6.000%, 11/15/35	595
494	Series 3274, Class B, 6.000%, 02/15/37	549
211	Series 3292, Class DO, PO, 03/15/37	199
1,081	Series 3305, Class IW, IF, IO, 6.264%, 04/15/37	150
54	Series 3306, Class TB, IF, 2.936%, 04/15/37	58
48	Series 3306, Class TC, IF, 2.396%, 04/15/37	50
143	Series 3331, Class PO, PO, 06/15/37	134
246	Series 3383, Class OP, PO, 11/15/37	233
5,780	Series 3409, Class DB, 6.000%, 01/15/38	6,447
418	Series 3531, Class SM, IF, IO, 5.914%, 05/15/39	55
80	Series 3542, Class TN, IF, 6.000%, 07/15/36	89
245	Series 3546, Class A, VAR, 1.937%, 02/15/39	247
529	Series 3572, Class JS, IF, IO, 6.614%, 09/15/39	88
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,217
1,507	Series 3609, Class SA, IF, IO, 6.154%, 12/15/39	356

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
542	Series 3610, Class CA, 4.500%, 12/15/39	593
200	Series 3611, Class PO, PO, 07/15/34	175
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,712
457	Series 3653, Class HJ, 5.000%, 04/15/40	509
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,944
796	Series 3737, Class DG, 5.000%, 10/15/30	876
1,075	Series 3747, Class HI, IO, 4.500%, 07/15/37	79
977	Series 3827, Class BD, 4.000%, 08/15/39	1,028
788	Series 3852, Class TP, IF, 5.500%, 05/15/41	870
616	Series 3855, Class AM, 6.500%, 11/15/36	688
541	Series 3890, Class ET, 5.500%, 11/15/23	594
4,668	Series 4030, Class IL, IO, 3.500%, 04/15/27	523
9,489	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,458
10,844	Series 4374, Class NC, SUB, 1.750%, 02/15/46	11,263
	Federal Home Loan Mortgage Corp. STRIPS,
318	Series 186, Class PO, PO, 08/01/27	311
8,463	Series 262, Class 35, 3.500%, 07/15/42	8,820
3,485	Series 279, Class 35, 3.500%, 09/15/42	3,691
9,395	Series 323, Class 300, 3.000%, 01/15/44	9,627
7,978	Series 334, 3.000%, 08/15/44	8,139
743	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.006%, 10/25/37	750
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,437
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,827
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	652
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,239
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,813
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,135
8,935	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	9,582
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,866
21,464	Series 2015-M2, Class A3, VAR, 3.058%, 12/25/24	22,211
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,065
21,489	Series 2015-M5, Class A1, VAR, 2.870%, 03/25/25	21,931
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,336
11,700	Series 2015-M8, Class A2, 2.900%, 01/25/25	11,929
	Federal National Mortgage Association Grantor Trust,
29,294	Series 2001-T12, Class IO, IO, VAR, 0.531%, 08/25/41	580
962	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,150
820	Series 2002-T19, Class A1, 6.500%, 07/25/42	935
662	Series 2002-T4, Class A2, 7.000%, 12/25/41	765
1,225	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,451
59,706	Series 2002-T4, Class IO, IO, VAR, 0.415%, 12/25/41	954
587	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	670
407	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	465
474	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	565
7,834	Series 2004-T3, Class 1IO4, IO, VAR, 0.593%, 02/25/44	158
	Federal National Mortgage Association REMIC,
3	Series 1988-13, Class C, 9.300%, 05/25/18	3
38	Series 1989-72, Class E, 9.350%, 10/25/19	42
2	Series 1989-98, Class H, 11.500%, 12/25/19	2
3	Series 1990-1, Class D, 8.800%, 01/25/20	4

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3	Series 1990-110, Class H, 8.750%, 09/25/20	3
2	Series 1990-117, Class E, 8.950%, 10/25/20	3
34	Series 1991-141, Class PZ, 8.000%, 10/25/21	38
15	Series 1992-31, Class M, 7.750%, 03/25/22	17
18	Series 1992-79, Class Z, 9.000%, 06/25/22	21
14	Series 1992-101, Class J, 7.500%, 06/25/22	16
182	Series 1992-200, Class SK, HB, IF, 24.039%, 11/25/22	293
14	Series 1993-23, Class PZ, 7.500%, 03/25/23	16
106	Series 1993-56, Class PZ, 7.000%, 05/25/23	119
56	Series 1993-60, Class Z, 7.000%, 05/25/23	62
110	Series 1993-79, Class PL, 7.000%, 06/25/23	123
206	Series 1993-141, Class Z, 7.000%, 08/25/23	230
93	Series 1993-149, Class M, 7.000%, 08/25/23	105
266	Series 1993-160, Class ZA, 6.500%, 09/25/23	291
35	Series 1993-165, Class SA, IF, 19.410%, 09/25/23	50
4	Series 1993-205, Class H, PO, 09/25/23	4
32	Series 1993-247, Class SM, HB, IF, 27.793%, 12/25/23	55
37	Series 1993-255, Class E, 7.100%, 12/25/23	41
346	Series 1994-29, Class Z, 6.500%, 02/25/24	392
50	Series 1994-65, Class PK, PO, 04/25/24	50
226	Series 1995-4, Class Z, 7.500%, 10/25/22	255
649	Series 1995-19, Class Z, 6.500%, 11/25/23	747
59	Series 1997-11, Class E, 7.000%, 03/18/27	68
236	Series 1997-20, Class D, 7.000%, 03/17/27	276
22	Series 1997-27, Class J, 7.500%, 04/18/27	24
643	Series 1997-37, Class SM, IF, IO, 7.815%, 12/25/22	99
359	Series 1997-42, Class EG, 8.000%, 07/18/27	414
309	Series 1997-63, Class ZA, 6.500%, 09/18/27	356
377	Series 1998-66, Class FB, VAR, 0.535%, 12/25/28	380
576	Series 1999-47, Class JZ, 8.000%, 09/18/29	663
222	Series 2000-8, Class Z, 7.500%, 02/20/30	266
233	Series 2001-4, Class PC, 7.000%, 03/25/21	254
281	Series 2001-14, Class Z, 6.000%, 05/25/31	323
371	Series 2001-16, Class Z, 6.000%, 05/25/31	427
289	Series 2001-36, Class ST, IF, IO, 8.315%, 11/25/30	80
774	Series 2001-72, Class SB, IF, IO, 7.315%, 12/25/31	183
1,527	Series 2001-81, Class HE, 6.500%, 01/25/32	1,775
31	Series 2002-11, Class QG, 5.500%, 03/25/17	31
114	Series 2002-19, Class SC, IF, 13.854%, 03/17/32	160
59	Series 2002-55, Class QE, 5.500%, 09/25/17	61
1,813	Series 2002-56, Class PE, 6.000%, 09/25/32	2,083
78	Series 2002-63, Class KC, 5.000%, 10/25/17	81
35	Series 2002-73, Class AN, 5.000%, 11/25/17	36
1,145	Series 2002-86, Class PG, 6.000%, 12/25/32	1,312
287	Series 2003-14, Class EH, IF, IO, 7.415%, 03/25/18	22
766	Series 2003-17, Class EQ, 5.500%, 03/25/23	844
249	Series 2003-18, Class GT, 5.000%, 03/25/18	260
857	Series 2003-22, Class Z, 6.000%, 04/25/33	955
941	Series 2003-47, Class PE, 5.750%, 06/25/33	1,073

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
228	Series 2003-64, Class KS, IF, 9.411%, 07/25/18	249
68	Series 2003-64, Class SX, IF, 13.299%, 07/25/33	84
19	Series 2003-91, Class SD, IF, 12.192%, 09/25/33	24
3	Series 2003-106, Class WE, 4.500%, 11/25/22	3
128	Series 2004-8, Class GD, 4.500%, 10/25/32	130
305	Series 2004-72, Class F, VAR, 0.685%, 09/25/34	309
46	Series 2005-42, Class PS, IF, 16.538%, 05/25/35	62
25	Series 2005-51, Class MO, PO, 06/25/35	25
2,163	Series 2005-53, Class CS, IF, IO, 6.515%, 06/25/35	546
211	Series 2005-65, Class KO, PO, 08/25/35	203
1,258	Series 2005-72, Class WS, IF, IO, 6.565%, 08/25/35	213
468	Series 2005-84, Class XM, 5.750%, 10/25/35	509
196	Series 2005-87, Class PE, 5.000%, 12/25/33	197
170	Series 2005-90, Class ES, IF, 16.413%, 10/25/35	223
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,154
182	Series 2005-106, Class US, HB, IF, 23.889%, 11/25/35	281
76	Series 2005-116, Class PB, 6.000%, 04/25/34	78
823	Series 2006-9, Class KZ, 6.000%, 03/25/36	938
732	Series 2006-20, Class IB, IF, IO, 6.405%, 04/25/36	120
355	Series 2006-22, Class AO, PO, 04/25/36	313
1,762	Series 2006-27, Class OB04/25/36	1,531
246	Series 2006-27, Class OH, PO, 04/25/36	230
194	Series 2006-59, Class QO, PO, 01/25/33	194
179	Series 2006-61, Class AP, 6.000%, 08/25/35	187
990	Series 2006-77, Class PC, 6.500%, 08/25/36	1,130
435	Series 2006-110, Class PO, PO, 11/25/36	382
474	Series 2006-114, Class HD, 5.500%, 10/25/35	492
311	Series 2006-128, Class PO, PO, 01/25/37	293
333	Series 2007-10, Class Z, 6.000%, 02/25/37	368
414	Series 2007-22, Class SC, IF, IO, 5.895%, 03/25/37	68
11,141	Series 2007-54, Class IB, IF, IO, 6.225%, 06/25/37	1,451
176	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	25
379	Series 2007-71, Class GZ, 6.000%, 07/25/47	420
6	Series 2007-100, Class ND, 5.750%, 10/25/35	6
5,359	Series 2007-109, Class YI, IF, IO, 6.265%, 12/25/37	856
2,087	Series 2008-62, Class SM, IF, IO, 6.015%, 07/25/38	259
48	Series 2008-68, Class VK, 5.500%, 03/25/27	48
2,674	Series 2008-91, Class SI, IF, IO, 5.815%, 03/25/38	255
428	Series 2008-93, Class AM, 5.500%, 06/25/37	458
223	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	10
303	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	21
789	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	49
855	Series 2009-29, Class LA, VAR, 1.862%, 05/25/39	823
890	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	131
2,722	Series 2009-89, Class A1, 5.410%, 05/25/35	2,869
1,561	Series 2009-112, Class ST, IF, IO, 6.065%, 01/25/40	241
1,026	Series 2009-112, Class SW, IF, IO, 6.065%, 01/25/40	158
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,543
2,256	Series 2010-35, Class SB, IF, IO, 6.235%, 04/25/40	402
402	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	22
693	Series 2010-49, Class SC, IF, 12.291%, 03/25/40	840

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,501	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	402
521	Series 2010-111, Class AE, 5.500%, 04/25/38	558
745	Series 2011-19, Class ZY, 6.500%, 07/25/36	853
977	Series 2011-22, Class MA, 6.500%, 04/25/38	1,095
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,698
6,376	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	728
11,195	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,695
19,056	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,756
16	Series G-29, Class O, 8.500%, 09/25/21	19
7	Series G92-30, Class Z, 7.000%, 06/25/22	7
18	Series G92-62, Class B, PO, 10/25/22	17
	Federal National Mortgage Association REMIC Trust,
504	Series 2001-W3, Class A, VAR, 6.875%, 09/25/41	577
6,135	Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	116
11,558	Series 2002-W7, Class IO1, IO, VAR, 0.925%, 06/25/29	383
200	Series 2003-W4, Class 2A, VAR, 6.362%, 10/25/42	233
24,161	Series 2004-W11, Class 1IO1, IO, VAR, 0.359%, 05/25/44	302
613	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	645
	Federal National Mortgage Association STRIPS,
1,709	Series 203, Class 2, IO, 8.000%, 02/25/23	382
287	Series 266, Class 2, IO, 7.500%, 08/25/24	61
1,648	Series 313, Class 1, PO, 1.425%, 06/25/31	1,586
327	Series 348, Class 30, IO, 5.500%, 12/25/18	23
313	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	21
305	Series 356, Class 42, IO, 5.500%, 12/25/19	25
505	Series 380, Class S36, IF, IO, 7.715%, 07/25/37	90
302	Series 383, Class 68, IO, 6.500%, 09/25/37	61
445	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	87
158	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	29
	Federal National Mortgage Association Trust,
23	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	25
310	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	338
569	Series 2004-W2, Class 1A, 6.000%, 02/25/44	625
154	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	181
402	Series 2004-W8, Class 3A, 7.500%, 06/25/44	472
751	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	868
622	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	713
	Government National Mortgage Association,
90	Series 1997-7, Class ZA, 9.000%, 05/16/27	104
16	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	19
185	Series 2000-9, Class Z, 8.000%, 06/20/30	222
1,515	Series 2002-4, Class TD, 7.000%, 01/20/32	1,820
933	Series 2002-13, Class QA, IF, IO, 7.867%, 02/16/32	235
29	Series 2002-47, Class HM, 6.000%, 07/16/32	33
2,690	Series 2002-68, Class SC, IF, IO, 5.517%, 10/16/32	474
1,363	Series 2002-84, Class PH, 6.000%, 11/16/32	1,571
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,317
152	Series 2003-52, Class SB, IF, 11.229%, 06/16/33	193
640	Series 2003-79, Class PV, 5.500%, 10/20/23	664

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,489	Series 2003-101, Class SK, IF, IO, 6.377%, 10/17/33	559
240	Series 2004-2, Class SA, IF, 19.872%, 01/16/34	429
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,293
28	Series 2004-73, Class AE, IF, 14.477%, 08/17/34	35
1,423	Series 2004-86, Class SP, IF, IO, 5.916%, 09/20/34	203
1,017	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	162
2,091	Series 2004-105, Class SN, IF, IO, 5.916%, 12/20/34	338
170	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	33
1,983	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	163
1,875	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	305
456	Series 2006-33, Class PK, 6.000%, 07/20/36	515
2,559	Series 2007-7, Class EI, IF, IO, 6.016%, 02/20/37	401
1,240	Series 2007-9, Class CI, IF, IO, 6.016%, 03/20/37	191
1,969	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	309
171	Series 2007-17, Class JO, PO, 04/16/37	166
1,112	Series 2007-22, Class PK, 5.500%, 04/20/37	1,277
2,515	Series 2007-24, Class SA, IF, IO, 6.326%, 05/20/37	428
621	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	89
515	Series 2007-67, Class SI, IF, IO, 6.326%, 11/20/37	81
121	Series 2008-29, Class PO, PO, 02/17/33	121
226	Series 2008-34, Class OC, PO, 06/20/37	170
936	Series 2008-40, Class PS, IF, IO, 6.317%, 05/16/38	158
1,733	Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	342
91	Series 2008-43, Class NA, 5.500%, 11/20/37	95
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,901
3,865	Series 2008-50, Class SA, IF, IO, 6.046%, 06/20/38	543
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,749
1,310	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	232
2,390	Series 2009-16, Class SJ, IF, IO, 6.616%, 05/20/37	411
1,121	Series 2009-72, Class SM, IF, IO, 6.067%, 08/16/39	182
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	89
1,550	Series 2009-77, Class CS, IF, IO, 6.817%, 06/16/38	163
429	Series 2009-79, Class OK, PO, 11/16/37	386
347	Series 2009-81, Class A, 5.750%, 09/20/36	386
630	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	82
1,181	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	224
1,549	Series 2010-4, Class SB, IF, IO, 6.317%, 08/16/39	145
18	Series 2010-14, Class DO, PO, 03/20/36	18
185	Series 2010-14, Class QP, 6.000%, 12/20/39	196
637	Series 2010-31, Class SK, IF, IO, 5.916%, 11/20/34	103
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,704
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,555
1,073	Series 2010-157, Class OP, PO, 12/20/40	931
10,873	Series 2012-H11, Class FA, VAR, 0.878%, 02/20/62	10,983
4,962	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,960
8,605	Series 2013-H20, Class FB, VAR, 1.178%, 08/20/63	8,820
10,330	Series 2013-H23, Class FA, VAR, 1.478%, 09/20/63	10,720
9,993	Series 2015-H02, Class HA, 2.500%, 01/20/65	10,232
12,964	Series 2015-H04, Class FL, VAR, 0.648%, 02/20/65	12,965
196	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	199

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Vendee Mortgage Trust,
702		Series 1996-2, Class 1Z, 6.750%, 06/15/26	809
1,793		Series 1998-1, Class 2E, 7.000%, 03/15/28	2,157
252		Series 1999-1, Class 2Z, 6.500%, 01/15/29	288

			403,601

		Non-Agency CMO — 3.3%
176		Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.415%, 09/25/35	169
1,503		Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,489
		Alternative Loan Trust,
138		Series 2003-J3, Class 2A1, 6.250%, 12/25/33	146
1,274		Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,350
–	(h)	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	—	(h)
651		Series 2005-23CB, Class A2, 5.500%, 07/25/35	635
3,358		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,064
1,137		Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,044
68		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	70
284		Series 2006-26CB, Class A9, 6.500%, 09/25/36	249
		American General Mortgage Loan Trust,
357		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	369
760		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	775
300		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	314
		Banc of America Alternative Loan Trust,
335		Series 2003-11, Class 2A1, 6.000%, 01/25/34	349
680		Series 2004-1, Class 1A1, 6.000%, 02/25/34	723
236		Series 2004-6, Class 4A1, 5.000%, 07/25/19	243
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,402
171		Series 2005-7, Class 30PO, PO, 11/25/35	138
960		Series 2005-E, Class 4A1, VAR, 2.694%, 03/20/35	958
		Banc of America Mortgage Trust,
576		Series 2003-3, Class 1A7, 5.500%, 05/25/33	593
254		Series 2003-4, Class 1B1, 5.500%, 06/25/33	238
70		Series 2003-7, Class A2, 4.750%, 09/25/18	71
100		Series 2004-2, Class 2A4, 5.500%, 03/25/34	98
228		Series 2004-5, Class 3A3, 5.000%, 06/25/19	232
69		Series 2004-5, Class 4A1, 4.750%, 06/25/19	70
73		Series 2004-8, Class XPO, PO, 10/25/34	63
1		Series 2004-11, Class 15PO, PO, 01/25/20	1
389		Series 2004-F, Class 1A1, VAR, 2.512%, 07/25/34	392
49		Series 2005-1, Class 15PO, PO, 02/25/20	44
342		Series 2005-1, Class 1A17, 5.500%, 02/25/35	317
260		Series 2005-1, Class 2A1, 5.000%, 02/25/20	267
44		Series 2005-10, Class 15PO, PO, 11/25/20	38
56		Series 2005-11, Class 15PO, PO, 12/25/20	52
		BCAP LLC Trust,
123		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	129
464		Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	471
224		Series 2010-RR7, Class 16A1, VAR, 0.836%, 02/26/47 (e)	223
144		Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	143
1,287		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,307
4,808		Series 2015-RR4, Class 1A1, VAR, 1.181%, 09/11/38 (e)	4,505
163		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.424%, 10/25/33	163

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.350%, 03/25/31	4
	CAM Mortgage Trust,
504	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	504
1,090	Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	1,092
2,647	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.507%, 07/25/37	2,672
	CHL Mortgage Pass-Through Trust,
59	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	59
405	Series 2004-3, Class A25, 5.750%, 04/25/34	411
452	Series 2004-4, Class A13, 5.250%, 05/25/34	460
537	Series 2004-5, Class 2A9, 5.250%, 05/25/34	556
380	Series 2004-8, Class 2A1, 4.500%, 06/25/19	391
266	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	271
994	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,013
816	Series 2005-22, Class 2A1, VAR, 2.458%, 11/25/35	691
116	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	120
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,391
328	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	332
313	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	319
	Citigroup Mortgage Loan Trust, Inc.,
13	Series 2003-UST1, Class PO3, PO, 12/25/18	12
187	Series 2004-HYB4, Class AA, VAR, 0.515%, 12/25/34	162
298	Series 2004-UST1, Class A3, VAR, 2.145%, 08/25/34	298
	Credit Suisse First Boston Mortgage Securities Corp.,
147	Series 2003-29, Class 8A1, 6.000%, 11/25/18	153
1,275	Series 2004-4, Class 5A4, IF, IO, 7.365%, 08/25/34	193
479	Series 2005-1, Class 1A16, 5.500%, 02/25/35	494
103	Series 2005-7, Class 5A1, 4.750%, 08/25/20	104
323	Series 2005-10, Class 10A4, 6.000%, 11/25/35	223
655	Series 2005-10, Class 6A13, 5.500%, 11/25/35	583
211	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	217
	CSMC Trust,
1,352	Series 2010-16, Class A3, VAR, 3.805%, 06/25/50 (e)	1,361
3,506	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	3,374
68	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	49
384	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	387
221	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	221
780	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.196%, 09/25/34	762
	First Horizon Mortgage Pass-Through Trust,
674	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	674
262	Series 2004-AR7, Class 2A2, VAR, 2.584%, 02/25/35	263
	GMACM Mortgage Loan Trust,
343	Series 2003-J10, Class A1, 4.750%, 01/25/19	344
224	Series 2004-J5, Class A7, 6.500%, 01/25/35	233
390	Series 2005-AR3, Class 3A4, VAR, 2.864%, 06/19/35	384
	GSR Mortgage Loan Trust,
247	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	254
410	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	424
382	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	412

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
268	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	279
77	Series 2005-5F, Class 8A1, VAR, 0.685%, 06/25/35	74
44	Series 2005-5F, Class 8A3, VAR, 0.685%, 06/25/35	43
393	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	376
3,363	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,301
	Impac CMB Trust,
973	Series 2004-10, Class 3A1, VAR, 0.885%, 03/25/35	881
601	Series 2004-10, Class 3A2, VAR, 0.985%, 03/25/35	502
15	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	16
	JP Morgan Mortgage Trust,
863	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	890
873	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	883
488	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	494
758	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	759
564	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	565
184	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	186
170	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	169
178	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	180
	MASTR Alternative Loan Trust,
185	Series 2003-7, Class 4A3, 8.000%, 11/25/18	193
147	Series 2003-8, Class 3A1, 5.500%, 12/25/33	156
230	Series 2003-9, Class 5A1, 4.500%, 12/25/18	233
754	Series 2004-6, Class 6A1, 6.500%, 07/25/34	772
748	Series 2004-6, Class 7A1, 6.000%, 07/25/34	762
100	Series 2004-7, Class 30PO, PO, 08/25/34	77
63	Series 2004-7, Class 3A1, 6.500%, 08/25/34	67
304	Series 2004-8, Class 6A1, 5.500%, 09/25/19	313
422	Series 2004-10, Class 1A1, 4.500%, 09/25/19	429
131	Series 2004-11, Class 8A3, 5.500%, 10/25/19	133
23	Series 2005-1, Class 5A1, 5.500%, 01/25/20	24
	MASTR Asset Securitization Trust,
29	Series 2003-6, Class 8A1, 5.500%, 07/25/33	30
132	Series 2003-10, Class 3A1, 5.500%, 11/25/33	138
33	Series 2003-11, Class 10A1, 5.000%, 12/25/18	33
63	Series 2003-11, Class 3A1, 4.500%, 12/25/18	64
24	Series 2004-6, Class 15PO, PO, 07/25/19	24
166	Series 2004-6, Class 3A1, 5.250%, 07/25/19	168
96	Series 2004-6, Class 4A1, 5.000%, 07/25/19	97
28	Series 2004-8, Class PO, PO, 08/25/19	26
52	Series 2004-10, Class 1A1, 4.500%, 10/25/19	52
484	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	514
175	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	140
	Merrill Lynch Mortgage Investors Trust,
438	Series 2004-C, Class A2, VAR, 0.957%, 07/25/29	413
515	Series 2004-D, Class A3, VAR, 2.099%, 09/25/29	516
	Morgan Stanley Mortgage Loan Trust,
695	Series 2004-3, Class 4A, VAR, 5.686%, 04/25/34	733
329	Series 2004-7AR, Class 2A6, VAR, 2.426%, 09/25/34	329
	MortgageIT Trust,
4,275	Series 2004-2, Class A1, VAR, 0.925%, 12/25/34	4,146

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
281		Series 2005-1, Class 1A1, VAR, 0.825%, 02/25/35	274
222		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	223
400		Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.481%, 02/25/35	399
8,330		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.505%, 04/25/35	8,127
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
807		PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	851
333		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	350
		RALI Trust,
240		Series 2003-QS14, Class A1, 5.000%, 07/25/18	243
1,805		Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,903
460		Series 2004-QS3, Class CB, 5.000%, 03/25/19	471
3,686		Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,481
		Residential Asset Securitization Trust,
318		Series 2003-A8, Class A1, 3.750%, 10/25/18	319
231		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	204
		RFMSI Trust,
142		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	142
327		Series 2005-SA4, Class 1A1, VAR, 2.648%, 09/25/35	272
2,369		Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,253
57		RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	58
53		SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
1,099		Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	1,062
		Springleaf Mortgage Loan Trust,
1,236		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	1,239
10,000		Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e)	10,077
2,800		Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,902
312		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	313
1,265		Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,292
1,214		Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,249
1,553		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,551
4,075		Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,202
2,084		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,123
5,050		Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,191
		Structured Adjustable Rate Mortgage Loan Trust,
463		Series 2004-14, Class 1A, VAR, 2.413%, 10/25/34	471
236		Series 2005-5, Class A1, VAR, 0.415%, 05/25/35	235
110		Series 2005-5, Class A2, VAR, 0.415%, 05/25/35	110
		Structured Asset Securities Corp.,
1,791		Series 2003-37A, Class 1A, VAR, 2.590%, 12/25/33	1,771
273		Series 2003-37A, Class 2A, VAR, 3.765%, 12/25/33	274
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,369		Series 2003-26A, Class 3A5, VAR, 2.445%, 09/25/33	3,358
333		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	340
177		Series 2004-7, Class 2A1, VAR, 5.512%, 05/25/24	182
		WaMu Mortgage Pass-Through Certificates Trust,
52		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	53
456		Series 2003-AR8, Class A, VAR, 2.382%, 08/25/33	468
305		Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	308

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2	Series 2003-S4, Class 3A, 5.500%, 06/25/33	2
1,054	Series 2004-AR11, Class A, VAR, 2.431%, 10/25/34	1,064
136	Series 2004-AR3, Class A1, VAR, 2.459%, 06/25/34	137
1,252	Series 2004-AR3, Class A2, VAR, 2.459%, 06/25/34	1,264
219	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	225
223	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	233
1,183	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,238
123	Series 2005-AR2, Class 2A21, VAR, 0.515%, 01/25/45	113
1,205	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,108
649	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	686
314	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	310
	Wells Fargo Mortgage-Backed Securities Trust,
541	Series 2003-D, Class A1, VAR, 2.511%, 02/25/33	538
233	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	233
140	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	140
199	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	188
186	Series 2004-EE, Class 3A1, VAR, 2.525%, 12/25/34	188
257	Series 2004-EE, Class 3A2, VAR, 2.525%, 12/25/34	258
616	Series 2004-K, Class 1A2, VAR, 2.625%, 07/25/34	617
63	Series 2004-Q, Class 1A3, VAR, 2.616%, 09/25/34	63
210	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	208
792	Series 2004-U, Class A1, VAR, 2.589%, 10/25/34	789
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,196
832	Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	842
4,572	Series 2005-AR3, Class 1A1, VAR, 2.666%, 03/25/35	4,606

		140,591

	Total Collateralized Mortgage Obligations (Cost $531,622)	544,192

Commercial Mortgage-Backed Securities — 6.1%
	A10 Securitization LLC,
191	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	191
572	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	573
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,004
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,647
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,973
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,040
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,026
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,172
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	3,324
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,033
	Banc of America Commercial Mortgage Trust,
472	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	477
2,940	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,039
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,676
4,000	Series 2007-2, Class AM, VAR, 5.623%, 04/10/49	4,244
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
560	Series 2005-1, Class AJ, VAR, 5.355%, 11/10/42	560

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
894		Series 2005-3, Class AM, 4.727%, 07/10/43	894
585		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	586
459		Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.593%, 06/24/50 (e)	481
5,115		BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,100
		Bear Stearns Commercial Mortgage Securities Trust,
–	(h)	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	—	(h)
2,374		Series 2006-PW11, Class A4, VAR, 5.430%, 03/11/39	2,417
59		Series 2006-PW12, Class A4, VAR, 5.701%, 09/11/38	61
226		Series 2006-T24, Class A4, 5.537%, 10/12/41	236
4,000		Series 2007-PW16, Class AM, VAR, 5.706%, 06/11/40	4,306
5,700		Series 2007-PW17, Class AMFL, VAR, 0.840%, 06/11/50 (e)	5,607
5,000		BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,745
19,602		Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 0.000%, 05/15/35	470
		CD Commercial Mortgage Trust,
7,705		Series 2005-CD1, Class AJ, VAR, 5.225%, 07/15/44	7,786
500		Series 2005-CD1, Class AM, VAR, 5.225%, 07/15/44	505
75,411		Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	397
5,000		CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.568%, 12/15/47 (e)	5,551
2,650		Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, VAR, 1.236%, 06/15/33 (e)	2,640
		COBALT CMBS Commercial Mortgage Trust,
3,031		Series 2006-C1, Class A4, 5.223%, 08/15/48	3,163
4,471		Series 2006-C1, Class AM, 5.254%, 08/15/48	4,606
		COMM Mortgage Trust,
1,965		Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	185
7,000		Series 2013-CR9, Class D, VAR, 4.258%, 07/10/45 (e)	6,666
4,850		Series 2014-KYO, Class A, VAR, 1.082%, 06/11/27 (e)	4,844
7,402		Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.819%, 07/10/38	7,702
18,724		COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.064%, 06/25/40 (e)	2,546
		Credit Suisse Commercial Mortgage Trust,
1,400		Series 2006-C2, Class A3, VAR, 5.670%, 03/15/39	1,424
119,985		Series 2007-C2, Class AX, IO, VAR, 0.064%, 01/15/49 (e)	239
1,746		Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	1,794
5,000		CSMC Trust, Series 2014-ICE, Class C, VAR, 1.800%, 04/15/27 (e)	4,981
18,280		DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.382%, 07/10/44 (e)	776
		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000		Series K037, Class A2, 3.490%, 01/25/24	16,103
3,429		Series K038, Class A2, 3.389%, 03/25/24	3,652
73,989		Series K708, Class X1, IO, VAR, 1.488%, 01/25/19	3,538
440		GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	443
20,000		GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	980
		GS Mortgage Securities Trust,
465		Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	469
5,000		Series 2011-GC5, Class D, VAR, 5.308%, 08/10/44 (e)	5,305
793		GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	818
		JP Morgan Chase Commercial Mortgage Securities Trust,
1,424		Series 2005-CB11, Class AJ, VAR, 5.402%, 08/12/37	1,426

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
38,595	Series 2005-CB11, Class X1, IO, VAR, 0.064%, 08/12/37 (e)	53
2,000	Series 2005-CB13, Class A4, VAR, 5.246%, 01/12/43	2,008
83	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	83
188,280	Series 2005-LDP5, Class X1, IO, VAR, 0.116%, 12/15/44 (e)	106
66,631	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	175
1,224	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,280
590	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	602
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	949
16,026	Series 2006-LDP8, Class X, IO, VAR, 0.506%, 05/15/45	79
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,001
10,093	Series 2010-C2, Class XA, IO, VAR, 1.812%, 11/15/43 (e)	546
	LB-UBS Commercial Mortgage Trust,
345	Series 2006-C1, Class A4, 5.156%, 02/15/31	349
1,009	Series 2006-C4, Class A4, VAR, 5.832%, 06/15/38	1,044
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	584
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,210
4,567	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,841
2,880	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,145
	Merrill Lynch Mortgage Trust,
298	Series 2005-CKI1, Class A6, VAR, 5.275%, 11/12/37	299
1,425	Series 2005-CKI1, Class AM, VAR, 5.275%, 11/12/37	1,443
1,490	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,505
1,750	Series 2005-LC1, Class AJ, VAR, 5.368%, 01/12/44	1,785
2,000	Series 2005-LC1, Class AM, VAR, 5.309%, 01/12/44	2,038
1,755	Series 2006-C1, Class A4, VAR, 5.676%, 05/12/39	1,797
	ML-CFC Commercial Mortgage Trust,
1,553	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	1,578
219	Series 2006-4, Class A3, 5.172%, 12/12/49	228
82,693	Series 2006-4, Class XC, IO, VAR, 0.607%, 12/12/49 (e)	669
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	11,909
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,777
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,084
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	650
1,575	Series 2006-T23, Class AM, VAR, 5.835%, 08/12/41	1,650
70,742	Series 2007-HQ11, Class X, IO, VAR, 0.214%, 02/12/44 (e)	220
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	749
	Morgan Stanley Re-REMIC Trust,
2,343	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,340
703	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	703
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,335
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.181%, 08/25/29 (e)	2,826
4,904	RAIT Trust, Series 2014-FL3, Class B, VAR, 2.828%, 12/15/31 (e)	4,912
1,250	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,278
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.542%, 05/10/45 (e)	9,846
8,819	Series 2012-C1, Class XA, IO, VAR, 2.270%, 05/10/45 (e)	973
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,295
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,652
17,148	Series 2012-C2, Class XA, IO, VAR, 1.739%, 05/10/63 (e)	1,245

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,374
	Wachovia Bank Commercial Mortgage Trust,
130	Series 2004-C11, Class A5, VAR, 5.190%, 01/15/41	130
201	Series 2006-C25, Class A4, VAR, 5.712%, 05/15/43	205
2,804	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	2,896
85,107	Series 2007-C30, Class XC, IO, VAR, 0.496%, 12/15/43 (e)	651
497	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	497
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,755
6,640	Series 2013-C11, Class D, VAR, 4.181%, 03/15/45 (e)	6,505

	Total Commercial Mortgage-Backed Securities (Cost $258,432)	257,275

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
103	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
302	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	574

	Total Convertible Bonds (Cost $405)	574

Corporate Bonds — 31.2%
	Consumer Discretionary — 3.9%
	Auto Components — 0.4%
1,425	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	1,530
47	Dana Holding Corp., 6.750%, 02/15/21	50
	Goodyear Tire & Rubber Co. (The),
1,175	7.000%, 05/15/22	1,287
575	8.250%, 08/15/20	604
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,088
1,000	5.875%, 02/01/22	1,049
2,015	6.000%, 08/01/20	2,166
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	330
1,180	4.950%, 07/02/64	1,182
890	5.700%, 03/01/41	1,028
1,098	Tenneco, Inc., 5.375%, 12/15/24	1,142
	ZF North America Capital, Inc.,
764	4.000%, 04/29/20 (e)	778
576	4.500%, 04/29/22 (e)	586
841	4.750%, 04/29/25 (e)	841

		14,661

	Automobiles — 0.4%
1,130	American Honda Finance Corp., 1.500%, 03/13/18	1,135
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,527
560	8.500%, 01/18/31	855
1,537	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,698
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20 (e)	1,496
708	5.250%, 04/15/23 (e)	711
	General Motors Co.,
1,585	3.500%, 10/02/18	1,629
1,599	4.000%, 04/01/25	1,594
1,500	4.875%, 10/02/23	1,598
1,425	5.000%, 04/01/35	1,440
1,425	5.200%, 04/01/45	1,454
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,018
657	4.250%, 11/15/19 (e)	677
150	5.625%, 02/01/23 (e)	160
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		16,992

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	435

	Diversified Consumer Services — 0.1%
	Service Corp. International,
665	5.375%, 05/15/24	705
963	7.625%, 10/01/18	1,112
2,300	8.000%, 11/15/21	2,737

		4,554

	Hotels, Restaurants & Leisure — 0.4%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	250
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	293
850	Choice Hotels International, Inc., 5.750%, 07/01/22	924
574	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	333
435	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	438
1,505	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	1,577
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	453
	MGM Resorts International,
1,805	6.000%, 03/15/23	1,870
1,995	6.625%, 12/15/21	2,145
280	6.750%, 10/01/20	304
115	8.625%, 02/01/19	132
825	11.375%, 03/01/18	992
210	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	210
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	596
408	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	415
1,165	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,215
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	903
895	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	904
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
800	5.375%, 03/15/22	824
1,290	5.500%, 03/01/25 (e)	1,290
1,296	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	1,260

		17,328

	Household Durables — 0.3%
178	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	183
775	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	779
1,000	D.R. Horton, Inc., 4.375%, 09/15/22	995
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,658
286	4.500%, 11/15/19	291
500	4.750%, 11/15/22	496
1,250	4.750%, 05/30/25	1,222
270	6.950%, 06/01/18	297
1,015	Series B, 12.250%, 06/01/17	1,209
1,124	M/I Homes, Inc., 8.625%, 11/15/18	1,169
565	Meritage Homes Corp., 7.000%, 04/01/22	607
	Standard Pacific Corp.,
207	5.875%, 11/15/24	215
790	8.375%, 01/15/21	924
166	10.750%, 09/15/16	184
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	426
879	5.875%, 02/15/22	958
324	WCI Communities, Inc., 6.875%, 08/15/21	338

		11,951

	Internet & Catalog Retail — 0.1%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,578
	QVC, Inc.,
1,000	4.450%, 02/15/25	993
170	5.125%, 07/02/22	178
3,012	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,756

		5,505

	Media — 1.8%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	762
800	7.750%, 01/20/24	1,022
200	7.850%, 03/01/39	285
147	8.875%, 04/26/23	200
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	18
2,440	Cablevision Systems Corp., 8.000%, 04/15/20	2,684
1,178	CBS Corp., Series 10YR, 3.500%, 01/15/25	1,149

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	226
209	Series B, 6.500%, 11/15/22	222
715	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	736
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	343
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,824
6,570	4.600%, 08/15/45	6,824
205	4.750%, 03/01/44	218
850	5.900%, 03/15/16	884
240	6.300%, 11/15/17	269
435	6.500%, 11/15/35	558
177	6.550%, 07/01/39	229
	CSC Holdings LLC,
569	6.750%, 11/15/21	619
325	8.625%, 02/15/19	371
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
210	3.800%, 03/15/22	216
2,202	3.950%, 01/15/25	2,224
320	5.000%, 03/01/21	352
580	6.000%, 08/15/40	632
946	Discovery Communications LLC, 4.950%, 05/15/42	916
	DISH DBS Corp.,
485	5.875%, 07/15/22	495
426	5.875%, 11/15/24	427
7,107	6.750%, 06/01/21	7,591
2,511	7.875%, 09/01/19	2,837
	Gannett Co., Inc.,
295	4.875%, 09/15/21 (e)	297
1,184	5.125%, 07/15/20	1,237
585	5.500%, 09/15/24 (e)	595
1,550	6.375%, 10/15/23	1,651
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,356
	iHeartCommunications, Inc.,
340	9.000%, 12/15/19	334
1,500	9.000%, 03/01/21	1,418
470	Liberty Interactive LLC, 8.250%, 02/01/30	515
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,215
810	NBCUniversal Media LLC, 5.950%, 04/01/41	986
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	665
2,352	5.000%, 04/15/22 (e)	2,361
	Numericable-SFR SAS, (France),
242	4.875%, 05/15/19 (e)	243
2,808	6.000%, 05/15/22 (e)	2,833
207	6.250%, 05/15/24 (e)	210
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	616
95	5.625%, 02/15/24	100
785	Series 144a, 5.625%, 02/15/24 (e)	822
265	Quebecor, Inc., (Canada), 9.750%, 07/15/15 (d)	—	(h)
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,036
236	5.375%, 04/15/25 (e)	237
565	5.875%, 10/01/20 (e)	588
1,377	6.000%, 07/15/24 (e)	1,429
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,045
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,089
280	4.700%, 10/15/19	307
200	6.500%, 07/15/18	227
774	Time Warner Cable, Inc., 7.300%, 07/01/38	902
660	Time Warner Cos., Inc., 7.570%, 02/01/24	834
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	521
1,445	8.375%, 07/15/33	1,829
	Time Warner, Inc.,
2,640	3.600%, 07/15/25	2,630
182	5.375%, 10/15/41	194
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	749
400	5.500%, 01/15/23 (e)	413
700	Univision Communications, Inc., 6.750%, 09/15/22 (e)	758
70	Viacom, Inc., 4.375%, 03/15/43	60

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	252
1,727	5.375%, 06/15/24 (e)	1,792
	Walt Disney Co. (The),
437	1.850%, 05/30/19	440
500	Series B, 5.875%, 12/15/17	560

		74,479

	Multiline Retail — 0.0% (g)
282	Family Tree Escrow LLC, 5.750%, 03/01/23 (e)	298

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	241
747	Claire’s Stores, Inc., 8.875%, 03/15/19	368
500	CST Brands, Inc., 5.000%, 05/01/23	509
	Home Depot, Inc. (The),
1,000	2.000%, 06/15/19	1,013
734	2.625%, 06/01/22	734
4,140	4.250%, 04/01/46	4,164
	L Brands, Inc.,
400	5.625%, 02/15/22	435
3,500	5.625%, 10/15/23	3,841
1,600	8.500%, 06/15/19	1,922
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	602
116	5.125%, 11/15/41	134
951	Series B, 7.110%, 05/15/37	1,277
660	Neebo, Inc., 15.000%, 06/30/16 (e)	683
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	469
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	529
1,571	5.750%, 06/01/22	1,673

		18,594

	Textiles, Apparel & Luxury Goods — 0.0% (g)
470	Levi Strauss & Co., 5.000%, 05/01/25 (e)	468
1,329	PVH Corp., 4.500%, 12/15/22	1,349

		1,817

	Total Consumer Discretionary	166,614

	Consumer Staples — 1.1%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	360
550	5.750%, 04/01/36	653
280	7.550%, 10/01/30	398
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,002
1,225	3.700%, 02/01/24	1,275
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	492
50	7.750%, 01/15/19	60
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,044
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	612
216	4.250%, 05/01/23	218
396	4.750%, 11/15/24	410
1,165	6.000%, 05/01/22	1,314
200	7.250%, 05/15/17	220
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	586
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,403
365	8.000%, 09/15/22	484
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	674
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	679
	PepsiCo, Inc.,
572	3.000%, 08/25/21	594
70	7.900%, 11/01/18	85

		12,563

	Food & Staples Retailing — 0.2%
68	CVS Health Corp., 5.750%, 06/01/17	74
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,847
	Kroger Co. (The),
215	6.400%, 08/15/17	238
1,162	7.500%, 04/01/31	1,547
300	Series B, 7.700%, 06/01/29	410
430	New Albertsons, Inc., 8.700%, 05/01/30	441
268	Sysco Corp., 3.000%, 10/02/21	273
182	Walgreen Co., 1.800%, 09/15/17	183
345	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	349

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,026
300	2.550%, 04/11/23	299
1,500	3.625%, 07/08/20	1,619
200	4.300%, 04/22/44	207
160	5.250%, 09/01/35	189
1,000	6.200%, 04/15/38	1,289
260	7.550%, 02/15/30	381

		10,372

	Food Products — 0.5%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	342
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	800
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	159
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	354
800	3.300%, 03/01/22 (e)	833
200	6.000%, 11/27/17 (e)	222
360	6.625%, 09/15/37 (e)	486
1,000	7.350%, 03/06/19 (e)	1,198
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	329
135	3.250%, 09/15/22	133
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,576
	H.J. Heinz Co.,
445	4.875%, 02/15/25 (e)	480
153	6.375%, 07/15/28	176
277	H.J. Heinz Finance Co., 6.750%, 03/15/32	332
	JBS USA LLC/JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	801
1,368	5.875%, 07/15/24 (e)	1,403
2,631	7.250%, 06/01/21 (e)	2,779
816	7.250%, 06/01/21 (e)	862
1,430	8.250%, 02/01/20 (e)	1,525
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	438
488	5.000%, 06/04/42	505
599	6.125%, 08/23/18	674
575	6.875%, 01/26/39	715
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	437
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	470
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	603
1,511	5.875%, 08/01/21 (e)	1,583
102	7.750%, 07/01/17	113

		21,328

	Household Products — 0.1%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	588
1,000	6.125%, 08/01/17	1,109
572	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	701
525	Spectrum Brands, Inc., 6.125%, 12/15/24 (e)	558

		2,956

	Tobacco — 0.0% (g)
100	Altria Group, Inc., 4.250%, 08/09/42	92

	Total Consumer Staples	47,311

	Energy — 4.5%
	Energy Equipment & Services — 0.6%
303	Baker Hughes, Inc., 5.125%, 09/15/40	334
	Diamond Offshore Drilling, Inc.,
1,310	4.875%, 11/01/43	1,092
70	5.875%, 05/01/19	79
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	851
280	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	274
	Halliburton Co.,
250	7.450%, 09/15/39	347
275	7.600%, 08/15/96 (e)	389
700	8.750%, 02/15/21	914
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	446
100	2.600%, 12/01/22	97
	Noble Holding International Ltd., (Cayman Islands),
98	3.950%, 03/15/22	90
1,418	6.950%, 04/01/45	1,380
255	Parker Drilling Co., 6.750%, 07/15/22	221
208	PHI, Inc., 5.250%, 03/15/19	201
2,893	Pioneer Energy Services Corp., 6.125%, 03/15/22	2,343
	Precision Drilling Corp., (Canada),
1,449	5.250%, 11/15/24	1,277

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
1,097	6.500%, 12/15/21	1,086
360	6.625%, 11/15/20	356
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	228
1,210	3.650%, 12/01/23	1,275
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	695
1,597	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	1,290
	Transocean, Inc., (Cayman Islands),
6,468	6.375%, 12/15/21	6,088
1,377	6.500%, 11/15/20	1,312
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	621
1,445	Unit Corp., 6.625%, 05/15/21	1,409

		24,695

	Oil, Gas & Consumable Fuels — 3.9%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	211
278	Anadarko Holding Co., 7.150%, 05/15/28	359
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	410
100	7.950%, 06/15/39	137
225	8.700%, 03/15/19	275
250	ANR Pipeline Co., 9.625%, 11/01/21	339
	Antero Resources Corp.,
235	5.125%, 12/01/22	234
930	5.375%, 11/01/21	942
450	6.000%, 12/01/20	461
775	Apache Corp., 6.900%, 09/15/18	896
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	292
300	5.625%, 06/01/24 (e)	289
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	588
1,545	2.750%, 05/10/23	1,507
385	3.245%, 05/06/22	391
1,800	3.535%, 11/04/24	1,811
612	3.814%, 02/10/24	637
515	4.750%, 03/10/19	568
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	288
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,080
	California Resources Corp.,
505	5.000%, 01/15/20	481
1,603	5.500%, 09/15/21	1,519
3,378	6.000%, 11/15/24	3,108
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	390
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	118
294	4.450%, 09/15/42	268
1,035	6.750%, 11/15/39	1,229
	Chesapeake Energy Corp.,
2,352	4.875%, 04/15/22	2,240
440	5.375%, 06/15/21	433
2,043	5.750%, 03/15/23	2,018
888	6.125%, 02/15/21	904
520	6.500%, 08/15/17	550
540	Chevron Corp., 2.355%, 12/05/22	526
	Cimarex Energy Co.,
875	4.375%, 06/01/24	900
440	5.875%, 05/01/22	475
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	398
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,233
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,076
1,875	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	1,809
	Concho Resources, Inc.,
450	5.500%, 10/01/22	457
945	6.500%, 01/15/22	992
1,460	7.000%, 01/15/21	1,540
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	289
	ConocoPhillips,
275	5.750%, 02/01/19	314
750	6.500%, 02/01/39	969
410	7.000%, 03/30/29	530
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	396
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22	438
790	8.000%, 04/01/23 (e)	816

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	415
364	6.125%, 03/01/22	380
568	6.250%, 04/01/23 (e)	598
236	Devon Energy Corp., 3.250%, 05/15/22	237
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	360
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	173
	Encana Corp., (Canada),
150	6.500%, 05/15/19	172
215	6.625%, 08/15/37	246
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	2,391
495	7.500%, 10/15/20	565
	Energy Transfer Partners LP,
1,196	3.600%, 02/01/23	1,164
1,194	4.050%, 03/15/25	1,165
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,292
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	840
922	4.150%, 06/01/25	924
	Enterprise Products Operating LLC,
1,252	2.550%, 10/15/19	1,267
701	3.700%, 02/15/26	705
582	3.750%, 02/15/25	592
806	4.900%, 05/15/46	809
	EOG Resources, Inc.,
472	2.625%, 03/15/23	466
1,700	4.100%, 02/01/21	1,843
200	6.875%, 10/01/18	233
2,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	2,100
3,140	Exxon Mobil Corp., 2.397%, 03/06/22	3,132
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	1,010
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	705
1,500	5.750%, 10/01/25 (e)	1,499
220	7.625%, 04/15/21 (e)	229
1,100	8.000%, 02/15/20 (e)	1,144
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	337
3,500	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	3,461
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	183
200	Reg. S, 5.750%, 04/30/43	167
200	Reg. S, 6.000%, 11/07/44	171
205	Reg. S, 7.000%, 05/05/20	218
200	Reg. S, 9.125%, 07/02/18	226
3,000	Kinder Morgan Energy Partners LP, 5.500%, 03/01/44	2,921
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,681
565	5.625%, 11/15/23 (e)	620
150	7.000%, 06/15/17	164
	Marathon Oil Corp.,
1,000	2.800%, 11/01/22	961
410	6.000%, 10/01/17	451
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	723
986	4.875%, 12/01/24	996
1,382	4.875%, 06/01/25	1,373
3,000	5.500%, 02/15/23	3,120
324	6.250%, 06/15/22	360
415	6.750%, 11/01/20	439
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	176
195	7.000%, 03/31/24 (e)	188
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	531
	Newfield Exploration Co.,
475	5.375%, 01/01/26	492
575	5.625%, 07/01/24	605
625	5.750%, 01/30/22	659
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21	294
	Noble Energy, Inc.,
583	3.900%, 11/15/24	590
286	5.050%, 11/15/44	288
1,500	5.250%, 11/15/43	1,534
504	Occidental Petroleum Corp., 2.700%, 02/15/23	496

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,383
875	6.650%, 10/01/36	925
2,083	Peabody Energy Corp., 10.000%, 03/15/22 (e)	1,604
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19	1,790
1,000	8.500%, 05/01/20	945
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	422
200	6.000%, 05/03/42 (e)	194
200	Reg. S, 6.500%, 05/27/41	207
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	518
335	7.875%, 06/15/26	457
	Petroleos de Venezuela S.A., (Venezuela),
361	Reg. S, 5.375%, 04/12/27	128
160	Reg. S, 9.000%, 11/17/21 (m)	70
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
1,103	4.500%, 01/23/26 (e)	1,100
220	4.875%, 01/24/22	231
80	4.875%, 01/18/24	84
885	5.625%, 01/23/46 (e)	870
60	6.375%, 01/23/45	65
120	6.500%, 06/02/41	131
315	6.625%, 06/15/35	354
100	Reg. S, 5.625%, 01/23/46	98
30	VAR, 2.295%, 07/18/18	31
519	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	520
	QEP Resources, Inc.,
286	5.250%, 05/01/23	286
475	5.375%, 10/01/22	477
1,315	6.875%, 03/01/21	1,404
	Range Resources Corp.,
456	5.000%, 08/15/22	454
391	5.000%, 03/15/23	391
200	5.750%, 06/01/21	208
61	6.750%, 08/01/20	63
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	168
1,420	5.000%, 10/01/22	1,485
2,635	5.500%, 04/15/23	2,727
348	5.875%, 03/01/22	381
770	6.500%, 07/15/21	823
	Rosetta Resources, Inc.,
596	5.875%, 06/01/22	636
491	5.875%, 06/01/24	530
932	Sabine Oil & Gas Corp., 9.750%, 02/15/17	168
500	Seventy Seven Operating LLC, 6.625%, 11/15/19	413
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	214
200	Sinopec Group Overseas Development 2015 Ltd., (United Kingdom), 4.100%, 04/28/45 (e)	191
	SM Energy Co.,
589	5.000%, 01/15/24	577
752	5.625%, 06/01/25	759
427	6.500%, 11/15/21	446
15	6.500%, 01/01/23	16
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	355
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	170
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,075
400	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), 6.950%, 03/18/30	429
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	257
2,179	2.650%, 01/15/24	2,124
373	2.900%, 11/08/20	386
417	3.150%, 01/23/22	430
435	7.150%, 11/15/25	582
163	Stone Energy Corp., 7.500%, 11/15/22	150
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	2,039
815	6.850%, 06/01/39	1,061
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	470
4,000	5.350%, 05/15/45	3,920
920	Sunoco LP/Sunoco Finance Corp., 6.375%, 04/01/23 (e)	957
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	713

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
125	5.850%, 02/01/37	124
125	6.250%, 02/01/38	130
120	7.750%, 06/01/19	140
1,000	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	877
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	481
1,250	5.000%, 01/15/18 (e)	1,291
1,840	5.250%, 05/01/23	1,854
300	6.375%, 08/01/22	317
400	6.875%, 02/01/21	419
164	Tesoro Corp., 5.125%, 04/01/24	167
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	311
1,472	5.875%, 10/01/20	1,541
1,400	6.125%, 10/15/21	1,470
282	6.250%, 10/15/22 (e)	298
640	Tosco Corp., 8.125%, 02/15/30	920
	Total Capital International S.A., (France),
206	1.550%, 06/28/17	209
3,165	2.750%, 06/19/21	3,224
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	259
285	2.500%, 08/01/22	276
340	3.750%, 10/16/23	352
1,000	6.200%, 10/15/37	1,199
606	7.250%, 08/15/38	824
	Ultra Petroleum Corp., (Canada),
410	5.750%, 12/15/18 (e)	396
5,493	6.125%, 10/01/24 (e)	5,047
446	Western Gas Partners LP, 5.375%, 06/01/21	495
189	Western Refining, Inc., 6.250%, 04/01/21	193
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,330
3,000	Williams Partners LP, 5.100%, 09/15/45	2,838
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,612
750	4.875%, 03/15/24	761
3,000	6.125%, 07/15/22	3,229
	WPX Energy, Inc.,
224	5.250%, 01/15/17	230
726	5.250%, 09/15/24	690
2,207	6.000%, 01/15/22	2,223
140	YPF S.A., (Argentina), 8.500%, 07/28/25 (e)	143

		166,360

	Total Energy	191,055

	Financials — 8.4%
	Banks — 3.5%
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	114
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	708
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	555
	Bank of America Corp.,
143	3.300%, 01/11/23	143
700	3.625%, 03/17/16	715
960	4.000%, 04/01/24	1,000
5,277	4.000%, 01/22/25	5,259
2,400	4.200%, 08/26/24	2,438
473	4.250%, 10/22/26	476
1,540	5.000%, 05/13/21	1,715
1,275	5.625%, 07/01/20	1,458
500	6.400%, 08/28/17	551
1,825	6.500%, 08/01/16	1,934
1,710	6.875%, 04/25/18	1,948
500	7.800%, 09/15/16	540
1,500	Series F, 6.975%, 03/07/37	1,811
2,515	Series L, 2.250%, 04/21/20	2,487
1,326	Series L, 3.950%, 04/21/25	1,314
695	Series L, 5.650%, 05/01/18	767
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	206
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,284
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	880
2,725	1.850%, 04/14/20	2,711
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	204

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
980	6.050%, 12/04/17 (e)	1,070
2,508	7.625%, 11/21/22	2,916
1,405	Barclays plc, (United Kingdom), 3.650%, 03/16/25	1,375
	BB&T Corp.,
783	1.600%, 08/15/17	788
1,500	2.450%, 01/15/20	1,510
1,250	3.950%, 04/29/16	1,286
500	5.250%, 11/01/19	554
150	6.850%, 04/30/19	177
2,500	Capital One N.A., 1.500%, 03/22/18	2,479
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,578
1,004	5.000%, 05/15/17	1,041
2,410	5.000%, 08/15/22	2,476
125	5.250%, 03/15/18	131
3,998	5.375%, 05/15/20	4,243
1,295	5.500%, 02/15/19 (e)	1,368
1,397	6.625%, 04/01/18 (e)	1,503
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,394
629	3.375%, 03/01/23	640
4,000	3.750%, 06/16/24	4,123
2,500	4.300%, 11/20/26	2,535
71	5.375%, 08/09/20	80
24	6.000%, 08/15/17	26
838	6.625%, 01/15/28	1,060
645	6.875%, 06/01/25	814
1,115	7.000%, 12/01/25	1,371
1,064	8.500%, 05/22/19	1,313
1,045	Comerica Bank, 5.200%, 08/22/17	1,126
185	Comerica, Inc., 3.000%, 09/16/15	186
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,000	2.250%, 01/14/20	2,013
NOK 16,500	3.500%, 04/18/17	2,202
1,045	3.875%, 02/08/22	1,113
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	250
500	Fifth Third Bancorp, 5.450%, 01/15/17	532
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	473
927	4.125%, 08/12/20 (e)	1,009
650	4.750%, 01/19/21 (e)	726
395	HSBC Bank USA N.A., 6.000%, 08/09/17	433
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,470
415	4.875%, 01/14/22	464
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	205
1,621	KeyBank N.A., 3.180%, 05/22/22	1,649
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,403
200	MFB Magyar Fejlesztesi Bank ZRT, (Hungary), Reg. S, 6.250%, 10/21/20	225
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,756
875	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	891
400	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	434
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,862
886	4.875%, 05/13/21 (e)	970
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,167
625	5.250%, 11/15/15	637
625	5.625%, 02/01/17	669
	Regions Bank,
390	6.450%, 06/26/37	478
250	7.500%, 05/15/18	288
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,420
5,960	1.875%, 02/05/20	5,943
743	2.000%, 10/01/18	755
1,200	2.300%, 07/20/16	1,221
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,276
6,070	6.125%, 12/15/22	6,693
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	899
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,534

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,613
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,891
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	575
712	1.625%, 03/13/18	718
453	2.250%, 11/05/19	459
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,662
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,229
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,728
515	SUB, 7.574%, 08/01/26	676
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,628
7,565	3.300%, 09/09/24	7,624
853	5.606%, 01/15/44	969
1,665	5.625%, 12/11/17	1,840
1,025	SUB, 3.676%, 06/15/16	1,056
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	831
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,285
942	4.875%, 11/19/19	1,058

		148,283

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,057
440	2.500%, 01/15/16	446
530	4.600%, 01/15/20	588
	BlackRock, Inc.,
381	3.375%, 06/01/22	399
315	3.500%, 03/18/24	328
978	Series 2, 5.000%, 12/10/19	1,105
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	152
1,000	5.875%, 03/15/21 (e)	1,159
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	766
	Credit Suisse, (Switzerland),
889	1.750%, 01/29/18	890
775	3.000%, 10/29/21	780
2,121	3.625%, 09/09/24	2,158
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,563
1,025	6.000%, 09/01/17	1,123
	E*TRADE Financial Corp.,
423	4.625%, 09/15/23	425
1,360	5.375%, 11/15/22	1,421
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	2,007
704	2.625%, 01/31/19	718
666	3.500%, 01/23/25	659
920	3.625%, 02/07/16	937
326	3.700%, 08/01/15	328
3,061	3.850%, 07/08/24	3,125
1,224	4.000%, 03/03/24	1,263
1,191	5.250%, 07/27/21	1,344
819	5.375%, 03/15/20	920
2,165	5.750%, 01/24/22	2,497
2,380	5.950%, 01/18/18	2,631
285	6.150%, 04/01/18	318
965	6.750%, 10/01/37	1,185
205	7.500%, 02/15/19	243
102	Series D, 6.000%, 06/15/20	118
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	794
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,223
	Jefferies Group LLC,
950	6.250%, 01/15/36	954
140	6.450%, 06/08/27	149
880	6.875%, 04/15/21	1,015
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	27
1,000	5.750%, 11/17/13 (d)	114
295	8.000%, 08/01/15 (d)	33
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,057
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	736
	Morgan Stanley,
329	1.750%, 02/25/16	331
1,932	2.650%, 01/27/20	1,952
3,467	3.700%, 10/23/24	3,533
198	4.000%, 07/24/15	199
5,117	4.300%, 01/27/45	4,961
867	5.000%, 11/24/25	937
243	5.500%, 07/24/20	276

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
2,450	5.500%, 07/28/21	2,807
310	5.625%, 09/23/19	351
920	5.750%, 01/25/21	1,062
320	5.950%, 12/28/17	354
1,250	6.625%, 04/01/18	1,414
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	317
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	229
740	Northern Trust Co. (The), 5.850%, 11/09/17	822
	State Street Corp.,
459	3.100%, 05/15/23	461
996	3.300%, 12/16/24	1,019
935	3.700%, 11/20/23	991
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	963
	UBS AG, (Switzerland),
1,500	5.125%, 05/15/24	1,529
440	5.750%, 04/25/18	490
262	5.875%, 12/20/17	290

		64,043

	Consumer Finance — 1.4%
1,880	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 5.000%, 10/01/21 (e)	1,993
	Ally Financial, Inc.,
839	3.600%, 05/21/18	843
336	4.625%, 05/19/22	336
580	4.750%, 09/10/18	600
1,500	6.250%, 12/01/17	1,609
4,202	7.500%, 09/15/20	4,927
921	8.000%, 03/15/20	1,089
1,820	8.000%, 11/01/31	2,239
276	American Express Co., 3.625%, 12/05/24	276
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,917
405	2.375%, 03/24/17	414
861	2.800%, 09/19/16	882
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	456
200	2.125%, 02/28/17 (e)	204
835	7.625%, 10/01/18 (e)	995
533	Capital One Financial Corp., 3.500%, 06/15/23	540
	Caterpillar Financial Services Corp.,
581	2.850%, 06/01/22	587
850	5.450%, 04/15/18	946
1,242	Series G, 1.250%, 11/06/17	1,246
206	First Cash Financial Services, Inc., 6.750%, 04/01/21	218
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,608
687	3.219%, 01/09/22	693
3,500	3.664%, 09/08/24	3,514
505	3.984%, 06/15/16	519
639	4.207%, 04/15/16	656
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	438
625	3.250%, 05/15/18	640
640	4.250%, 05/15/23	657
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,004
400	7.350%, 11/27/32	511
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,349
	John Deere Capital Corp.,
483	1.350%, 01/16/18	485
418	1.550%, 12/15/17	422
290	1.700%, 01/15/20	287
870	2.050%, 03/10/20	874
610	2.250%, 04/17/19	621
559	3.350%, 06/12/24	580
515	5.350%, 04/03/18	572
	Navient Corp.,
2,000	5.500%, 01/25/23	1,950
2,640	6.125%, 03/25/24	2,568
5,660	8.450%, 06/15/18	6,339
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,007
555	PACCAR Financial Corp., 1.600%, 03/15/17	562
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,595

		57,768

	Diversified Financial Services — 0.8%
2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,416

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
200	Banque Centrale de Tunisie S.A., (Tunisia), Reg. S, 5.750%, 01/30/25	207
950	CME Group, Inc., 3.000%, 09/15/22	972
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,148
525	Countrywide Financial Corp., 6.250%, 05/15/16	549
802	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	851
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	204
	General Electric Capital Corp.,
633	1.000%, 12/11/15	635
436	1.600%, 11/20/17	441
2,195	2.200%, 01/09/20	2,218
4,671	2.300%, 04/27/17	4,786
750	3.150%, 09/07/22	771
294	5.300%, 02/11/21	338
325	5.500%, 01/08/20	374
790	5.625%, 05/01/18	884
3,370	5.875%, 01/14/38	4,231
145	6.875%, 01/10/39	203
JPY 100,000	Series 15BR, 2.215%, 11/20/20	882
1,100	Series A, 6.750%, 03/15/32	1,482
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	581
370	MSCI, Inc., 5.250%, 11/15/24 (e)	386
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,055
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	218
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	811
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	140
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	426
2,545	2.125%, 05/11/20	2,557
500	4.300%, 09/22/19	550
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	761
1,830	5.750%, 10/17/16 (e)	1,951
300	6.125%, 08/17/26 (e)	376

		32,404

	Insurance — 0.8%
651	Allstate Corp. (The), 3.150%, 06/15/23	666
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,173
150	4.500%, 07/16/44	151
	Aon Corp.,
191	3.500%, 09/30/15	193
240	6.250%, 09/30/40	300
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	497
475	3.000%, 05/15/22	488
1,000	5.400%, 05/15/18	1,118
500	5.750%, 01/15/40	624
315	Chubb Corp. (The), 5.750%, 05/15/18	355
	CNA Financial Corp.,
330	3.950%, 05/15/24	337
312	5.875%, 08/15/20	360
	CNO Financial Group, Inc.,
476	4.500%, 05/30/20	492
1,255	5.250%, 05/30/25	1,302
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	804
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,123
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	452
920	7.800%, 03/15/37 (e)	1,115
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,275
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	174
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,046
382	3.125%, 04/14/16 (e)	391
	MetLife, Inc.,
869	4.050%, 03/01/45	832
160	6.750%, 06/01/16	169
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	924
1,820	2.000%, 04/14/20 (e)	1,807
400	3.650%, 06/14/18 (e)	425
649	3.875%, 04/11/22 (e)	693
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,957
1,000	9.375%, 08/15/39 (e)	1,545

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	New York Life Global Funding,
1,185	1.300%, 04/27/18 (e)	1,182
968	1.950%, 02/11/20 (e)	963
1,354	2.150%, 06/18/19 (e)	1,368
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	412
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	423
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,676
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,490
175	Principal Financial Group, Inc., 8.875%, 05/15/19	218
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	493
744	2.250%, 10/15/18 (e)	759
	Prudential Financial, Inc.,
100	4.600%, 05/15/44	100
205	5.375%, 06/21/20	233
551	VAR, 5.625%, 06/15/43	585
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	455
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	931

		35,076

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	722
200	3.070%, 03/15/23 (e)	200
	Crown Castle International Corp.,
1,188	4.875%, 04/15/22	1,233
1,793	5.250%, 01/15/23	1,890
1,083	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,126
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,066
300	6.650%, 01/15/18	324
	HCP, Inc.,
564	2.625%, 02/01/20	563
500	5.375%, 02/01/21	560
367	Potlatch Corp., 7.500%, 11/01/19	419
2,018	Realty Income Corp., 3.875%, 07/15/24	2,067
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	345
	Simon Property Group LP,
492	4.375%, 03/01/21	541
675	6.125%, 05/30/18	765
415	6.750%, 02/01/40	560
	Ventas Realty LP,
448	3.500%, 02/01/25	441
588	3.750%, 05/01/24	595

		14,417

	Real Estate Management & Development — 0.0% (g)
200	China Overseas Finance Cayman VI Ltd., (Cayman Islands), 5.950%, 05/08/24	225
200	Country Garden Holdings Co., Ltd., (Cayman Islands), Reg. S, 7.250%, 04/04/21	202
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	427
318	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	309

		1,163

	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,152
989	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	990

		3,142

	Total Financials	356,296

	Health Care — 1.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,740
640	3.875%, 11/15/21	681
325	5.150%, 11/15/41	348
400	5.375%, 05/15/43	441
289	5.650%, 06/15/42	331
150	5.700%, 02/01/19	169
618	5.750%, 03/15/40	714
300	6.375%, 06/01/37	368
130	6.900%, 06/01/38	168
705	Celgene Corp., 3.625%, 05/15/24	721
546	Gilead Sciences, Inc., 3.500%, 02/01/25	559

		6,240

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	359
100	5.000%, 05/15/19	111
400	6.000%, 05/15/39	480

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
22	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	19
385	Hologic, Inc., 6.250%, 08/01/20	399
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	241
717	4.750%, 04/15/23	688
561	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	587
2,137	Medtronic, Inc., 4.375%, 03/15/35 (e)	2,191
645	Teleflex, Inc., 5.250%, 06/15/24	658

		5,733

	Health Care Providers & Services — 1.0%
224	Aetna, Inc., 4.500%, 05/15/42	234
180	Amsurg Corp., 5.625%, 11/30/20	184
	Anthem, Inc.,
577	3.125%, 05/15/22	577
1,505	3.300%, 01/15/23	1,510
815	Cardinal Health, Inc., 2.400%, 11/15/19	819
1,250	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,391
1,159	Centene Corp., 4.750%, 05/15/22	1,217
	CHS/Community Health Systems, Inc.,
1,700	5.125%, 08/15/18	1,749
1,025	5.125%, 08/01/21	1,063
970	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	964
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	672
690	4.750%, 10/15/24 (e)	700
346	5.625%, 07/31/19 (e)	376
1,314	5.875%, 01/31/22 (e)	1,426
1,000	6.875%, 07/15/17	1,093
	Fresenius Medical Care U.S. Finance, Inc.,
750	5.750%, 02/15/21 (e)	810
1,250	6.500%, 09/15/18 (e)	1,388
	HCA, Inc.,
947	3.750%, 03/15/19	961
1,050	4.250%, 10/15/19	1,090
680	4.750%, 05/01/23	704
1,610	5.000%, 03/15/24	1,678
950	5.250%, 04/15/25	1,009
2,557	5.875%, 03/15/22	2,857
2,810	6.500%, 02/15/20	3,137
	HealthSouth Corp.,
615	5.125%, 03/15/23	630
918	5.750%, 11/01/24	948
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,267
	LifePoint Health, Inc.,
1,216	5.500%, 12/01/21	1,278
600	6.625%, 10/01/20	627
460	McKesson Corp., 0.950%, 12/04/15	461
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	307
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	749
	Omnicare, Inc.,
630	4.750%, 12/01/22	683
420	5.000%, 12/01/24	465
	Tenet Healthcare Corp.,
1,703	4.375%, 10/01/21	1,669
1,250	4.500%, 04/01/21	1,237
210	4.750%, 06/01/20	214
1,962	6.000%, 10/01/20	2,099
1,050	6.250%, 11/01/18	1,144
1,075	Texas Health Resources, 4.330%, 11/15/55	1,061
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	846
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	176
482	4.750%, 08/01/22 (e)	503

		43,973

	Life Sciences Tools & Services — 0.0% (g)
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	995
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	628

		1,623

	Pharmaceuticals — 0.6%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,528
653	3.200%, 11/06/22	656
532	4.500%, 05/14/35	536
5,000	4.700%, 05/14/45	5,083

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
	Actavis Funding SCS, (Luxembourg),
4,507	3.450%, 03/15/22	4,546
552	4.550%, 03/15/35	548
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,115
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,196
425	Hospira, Inc., 5.200%, 08/12/20	480
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,929
562	2.800%, 05/18/23	565
	Novartis Capital Corp.,
705	3.400%, 05/06/24	735
335	4.400%, 04/24/20	374
	Pfizer, Inc.,
800	3.000%, 06/15/23	809
250	6.200%, 03/15/19	289
465	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	535
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	417
750	5.875%, 05/15/23 (e)	777
450	6.125%, 04/15/25 (e)	468
135	6.375%, 10/15/20 (e)	144
440	6.750%, 08/15/18 (e)	465
555	Wyeth LLC, 5.500%, 02/15/16	574

		23,769

	Total Health Care	81,338

	Industrials — 2.8%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	583
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	858
145	6.375%, 06/01/19 (e)	167
	Bombardier, Inc., (Canada),
1,350	4.750%, 04/15/19 (e)	1,310
217	5.500%, 09/15/18 (e)	215
575	5.750%, 03/15/22 (e)	525
898	6.125%, 01/15/23 (e)	817
1,000	7.750%, 03/15/20 (e)	1,032
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	998
228	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	203
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	1,046
997	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	1,034
280	Raytheon Co., 3.150%, 12/15/24	286
414	Spirit AeroSystems, Inc., 5.250%, 03/15/22	435
700	Triumph Group, Inc., 4.875%, 04/01/21	689
2,471	United Technologies Corp., 4.500%, 06/01/42	2,569

		12,767

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	634
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	343
534	United Parcel Service, Inc., 2.450%, 10/01/22	533

		1,510

	Airlines — 0.2%
926	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	965
942	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	994
414	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	461
248	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	279
718	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	797
263	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	292
250	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	268
276	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	302
700	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	802
967	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	1,006
	UAL 2007-1 Pass-Through Trust,
317	Series A, 6.636%, 07/02/22	343
457	Series B, 7.336%, 07/02/19	495

		7,004

	Building Products — 0.2%
	Building Materials Corp. of America,
1,041	5.375%, 11/15/24 (e)	1,050
1,280	6.750%, 05/01/21 (e)	1,355

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued
	Masco Corp.,
534	4.450%, 04/01/25	548
2,982	5.950%, 03/15/22	3,370
95	7.125%, 03/15/20	112
240	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	248
643	USG Corp., 5.500%, 03/01/25 (e)	666

		7,349

	Commercial Services & Supplies — 0.5%
	ADT Corp. (The),
361	3.500%, 07/15/22	332
425	4.125%, 04/15/19	432
2,243	4.125%, 06/15/23	2,103
350	5.250%, 03/15/20	370
2,820	6.250%, 10/15/21	3,025
	Clean Harbors, Inc.,
550	5.125%, 06/01/21	561
180	5.250%, 08/01/20	185
	Covanta Holding Corp.,
750	5.875%, 03/01/24	773
1,730	6.375%, 10/01/22	1,842
764	Deluxe Corp., 6.000%, 11/15/20	808
670	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	708
3,910	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	3,812
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	591
1,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	832
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 07/15/15 (d) (i)	1
1,160	6.500%, 08/01/27 (d) (i)	2
	R.R. Donnelley & Sons Co.,
445	6.500%, 11/15/23	473
875	7.625%, 06/15/20	1,008
75	7.875%, 03/15/21	86
348	Republic Services, Inc., 3.550%, 06/01/22	358
	Waste Management, Inc.,
601	3.125%, 03/01/25	594
294	3.900%, 03/01/35	283

		19,179

	Construction & Engineering — 0.2%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	76
303	2.875%, 05/08/22	305
326	4.375%, 05/08/42	347
	AECOM,
1,200	5.750%, 10/15/22 (e)	1,242
1,550	5.875%, 10/15/24 (e)	1,612
1,730	Dycom Investments, Inc., 7.125%, 01/15/21	1,821
360	Fluor Corp., 3.375%, 09/15/21	376
1,500	MasTec, Inc., 4.875%, 03/15/23	1,399
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,924

		10,102

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	610
2,063	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	2,063
410	EnerSys, 5.000%, 04/30/23 (e)	415
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	155
100	7.390%, 12/02/24 (e)	134
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	1,020
554	5.000%, 10/01/25 (e)	559
170	5.625%, 11/01/24 (e)	181

		5,137

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	497
	General Electric Co.,
425	0.850%, 10/09/15	426
501	2.700%, 10/09/22	501
200	4.500%, 03/11/44	213
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	440
257	3.250%, 11/08/22 (e)	261
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	323
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	270

		2,931

	Machinery — 0.2%
415	Actuant Corp., 5.625%, 06/15/22	425

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
455	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	462
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	762
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,101
	Caterpillar, Inc.,
198	2.600%, 06/26/22	198
680	3.803%, 08/15/42	644
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19 (e)	826
655	3.625%, 04/15/18	656
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,033
150	Ingersoll-Rand Co., 7.200%, 06/01/25	175
220	Oshkosh Corp., 5.375%, 03/01/25 (e)	228
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	451
440	6.250%, 05/15/38	572

		9,533

	Marine — 0.0% (g)
460	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	420
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,250

		1,670

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
244	6.000%, 11/15/22	259
575	6.750%, 10/01/20	602
1,110	IHS, Inc., 5.000%, 11/01/22 (e)	1,118

		1,979

	Road & Rail — 0.6%
1,058	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	1,136
479	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 06/01/22 (e)	480
320	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	357
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	162
2,510	4.150%, 04/01/45	2,398
510	4.375%, 09/01/42	512
150	4.550%, 09/01/44	153
220	5.650%, 05/01/17	239
1,150	6.700%, 08/01/28	1,481
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,250
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,847
165	7.250%, 05/15/19	196
280	9.450%, 08/01/21	381
	CSX Corp.,
284	3.950%, 05/01/50	262
1,075	7.375%, 02/01/19	1,277
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	201
250	6.375%, 10/15/17 (e)	278
800	6.700%, 06/01/34 (e)	998
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	220
1,200	Hertz Corp. (The), 7.375%, 01/15/21	1,256
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	384
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	458
1,415	3.250%, 12/01/21	1,463
595	6.000%, 05/23/11[1]	720
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,747
576	Ryder System, Inc., 3.600%, 03/01/16	588
	Union Pacific Corp.,
341	4.163%, 07/15/22	376
283	4.300%, 06/15/42	294
3,335	Union Pacific Railroad Co., 2.695%, 05/12/27	3,326

		24,440

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
647	5.125%, 03/15/21	675
213	6.250%, 12/01/19	235
1,885	7.625%, 04/15/20	2,182
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	207
	International Lease Finance Corp.,
850	4.625%, 04/15/21	886
1,675	6.250%, 05/15/19	1,859
3,595	8.250%, 12/15/20	4,368
675	8.625%, 01/15/22	847

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — continued
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,178
1,220	5.750%, 11/15/24	1,240
1,500	6.125%, 06/15/23	1,567

		16,244

	Total Industrials	119,845

	Information Technology — 1.7%
	Communications Equipment — 0.2%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,059
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	552
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	155
500	5.500%, 01/15/40	585
375	5.900%, 02/15/39	459
	CommScope, Inc.,
142	4.375%, 06/15/20 (e)	143
100	5.500%, 06/15/24 (e)	100
1,460	Harris Corp., 5.054%, 04/27/45	1,450
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	846
387	6.625%, 05/15/39	447
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	944

		7,740

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	651
250	6.000%, 04/01/20	283
100	7.500%, 01/15/27	118
500	Brightstar Corp., 7.250%, 08/01/18 (e)	530
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	229
292	6.000%, 08/15/22	314
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	842
287	Sanmina Corp., 4.375%, 06/01/19 (e)	288

		3,255

	Internet Software & Services — 0.2%
	eBay, Inc.,
1,741	2.600%, 07/15/22	1,658
750	2.875%, 08/01/21	750
2,500	3.450%, 08/01/24	2,469
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,033
208	5.375%, 01/01/22	216
145	5.750%, 01/01/25	149
	IAC/InterActiveCorp.,
500	4.750%, 12/15/22	498
290	4.875%, 11/30/18	300
	VeriSign, Inc.,
716	4.625%, 05/01/23	707
166	5.250%, 04/01/25 (e)	169

		7,949

	IT Services — 0.3%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	453
310	Cardtronics, Inc., 5.125%, 08/01/22 (e)	308
	First Data Corp.,
2,834	6.750%, 11/01/20 (e)	3,025
2,706	11.250%, 01/15/21	3,038
180	12.625%, 01/15/21	211
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
1,599	1.625%, 05/15/20	1,573
720	4.000%, 06/20/42	668
770	5.875%, 11/29/32	957
650	7.000%, 10/30/25	856
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	520
391	Xerox Corp., 4.800%, 03/01/35	370

		12,195

	Semiconductors & Semiconductor Equipment — 0.2%
	Intel Corp.,
565	2.700%, 12/15/22	563
1,239	3.300%, 10/01/21	1,311
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	904
667	5.250%, 01/15/24 (e)	660
1,400	5.500%, 02/01/25 (e)	1,390
583	5.625%, 01/15/26 (e)	573
582	5.875%, 02/15/22	611
475	National Semiconductor Corp., 6.600%, 06/15/17	528

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	NXP B.V./NXP Funding LLC, (Netherlands),
500	5.750%, 02/15/21 (e)	527
500	5.750%, 03/15/23 (e)	533
462	Texas Instruments, Inc., 1.650%, 08/03/19	460

		8,060

	Software — 0.5%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,213
2,080	6.125%, 09/15/23 (e)	2,293
	Audatex North America, Inc.,
1,552	6.000%, 06/15/21 (e)	1,620
538	6.125%, 11/01/23 (e)	559
655	Intuit, Inc., 5.750%, 03/15/17	705
	Microsoft Corp.,
519	2.125%, 11/15/22	505
55	2.375%, 02/12/22	54
545	3.625%, 12/15/23	580
2,720	3.750%, 02/12/45	2,504
595	4.500%, 10/01/40	627
287	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	290
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,792
785	2.800%, 07/08/21	802
780	4.300%, 07/08/34	798
5,215	4.375%, 05/15/55	5,032
241	5.375%, 07/15/40	275
1,030	6.500%, 04/15/38	1,331

		20,980

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,077
802	2.150%, 02/09/22	783
1,648	2.400%, 05/03/23	1,600
2,580	2.700%, 05/13/22	2,602
1,270	2.850%, 05/06/21	1,306
175	3.450%, 02/09/45	153
981	Dell, Inc., 3.100%, 04/01/16	990
	EMC Corp.,
1,000	1.875%, 06/01/18	1,008
780	3.375%, 06/01/23	791
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	555
290	4.375%, 09/15/21	308
250	5.500%, 03/01/18	276
141	6.000%, 09/15/41	149
	NCR Corp.,
343	5.000%, 07/15/22	334
419	5.875%, 12/15/21	426
1,122	6.375%, 12/15/23	1,156

		13,514

	Total Information Technology	73,693

	Materials — 2.3%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	483
1,875	5.250%, 01/15/45	1,977
	Ashland, Inc.,
453	3.000%, 03/15/16	456
558	3.875%, 04/15/18	575
1,675	4.750%, 08/15/22	1,709
1,500	Axiall Corp., 4.875%, 05/15/23	1,477
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	502
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,535
242	Dow Chemical Co. (The), 4.125%, 11/15/21	260
	E.I. du Pont de Nemours & Co.,
168	2.800%, 02/15/23	168
1,175	4.900%, 01/15/41	1,271
625	6.500%, 01/15/28	791
	Ecolab, Inc.,
363	1.450%, 12/08/17	362
892	2.250%, 01/12/20	891
650	Hexion, Inc., 10.000%, 04/15/20 (e)	689
424	Huntsman International LLC, 5.125%, 11/15/22 (e)	425
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	636
250	6.000%, 11/15/21	293
	Momentive Performance Materials, Inc.,
625	3.880%, 10/24/21	563

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
625	8.875%, 10/15/20 (d) (i)	—	(h)
350	Monsanto Co., 4.700%, 07/15/64	316
	Mosaic Co. (The),
429	3.750%, 11/15/21	451
354	4.250%, 11/15/23	374
429	4.875%, 11/15/41	431
364	5.450%, 11/15/33	404
100	5.625%, 11/15/43	113
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	381
210	5.250%, 08/01/23 (e)	217
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	246
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	217
400	Olin Corp., 5.500%, 08/15/22	416
	PolyOne Corp.,
750	5.250%, 03/15/23	759
606	7.375%, 09/15/20	635
	Praxair, Inc.,
685	2.650%, 02/05/25	668
375	5.200%, 03/15/17	404
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	588
550	8.250%, 01/15/21 (e)	533
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	524
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,687
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	310
100	5.625%, 10/01/24 (e)	105

		24,842

	Construction Materials — 0.4%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,654
815	Cemex Finance LLC, 9.660%, 02/14/17 (i)	815
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	492
7,275	7.250%, 01/15/21 (e)	7,777
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,276
400	Lafarge S.A., (France), 7.125%, 07/15/36	497
	Vulcan Materials Co.,
1,156	4.500%, 04/01/25	1,168
2,496	7.500%, 06/15/21	2,970

		16,649

	Containers & Packaging — 0.2%
	Ball Corp.,
800	4.000%, 11/15/23	771
1,150	5.000%, 03/15/22	1,182
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	358
545	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	91
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	761
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	954
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	597
645	4.875%, 11/15/22	663
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	546
805	5.375%, 01/15/25 (e)	811
	Sealed Air Corp.,
265	4.875%, 12/01/22 (e)	267
765	5.125%, 12/01/24 (e)	778
275	6.500%, 12/01/20 (e)	307
826	Silgan Holdings, Inc., 5.500%, 02/01/22	861

		8,947

	Metals & Mining — 1.0%
650	AK Steel Corp., 8.750%, 12/01/18	688
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	3,010
1,024	5.400%, 04/15/21	1,114
940	5.720%, 02/23/19	1,038
2,159	5.870%, 02/23/22	2,402
813	5.900%, 02/01/27	886
544	6.150%, 08/15/20	612
1,072	6.750%, 01/15/28	1,225
	ArcelorMittal, (Luxembourg),
740	5.125%, 06/01/20	751
765	6.125%, 06/01/25	778
1,100	6.250%, 03/01/21	1,161
6,445	7.000%, 02/25/22	7,041
1,000	7.750%, 10/15/39	1,028

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	621
120	6.500%, 04/01/19	140
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	383
	Commercial Metals Co.,
770	4.875%, 05/15/23	732
785	6.500%, 07/15/17	834
450	Corp. Nacional del Cobre de Chile, (Chile), 4.875%, 11/04/44 (e)	454
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,014
3,000	5.450%, 03/15/43	2,615
	Glencore Finance Canada Ltd., (Canada),
3,000	5.550%, 10/25/42 (e)	3,014
100	6.900%, 11/15/37 (e)	114
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	998
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	364
590	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	638
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	1,026
1,510	Nucor Corp., 6.400%, 12/01/37	1,848
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	682
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	568
1,121	3.750%, 09/20/21	1,173
500	9.000%, 05/01/19	630
150	Southern Copper Corp., 5.875%, 04/23/45	144
	Steel Dynamics, Inc.,
915	5.125%, 10/01/21	927
235	5.250%, 04/15/23	240
870	5.500%, 10/01/24	897
605	6.125%, 08/15/19	646
605	6.375%, 08/15/22	647
1,001	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	903
160	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/21/36	158

		44,144

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	743
750	5.375%, 02/01/25 (e)	759
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	267
867	PH Glatfelter Co., 5.375%, 10/15/20	887
750	Sappi Papier Holding GmbH, (Austria), 8.375%, 06/15/19 (e)	797
213	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	155

		3,608

	Total Materials	98,190

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 1.8%
298	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	309
	AT&T, Inc.,
607	0.900%, 02/12/16	607
1,276	3.000%, 06/30/22	1,256
465	3.875%, 08/15/21	488
1,543	4.300%, 12/15/42	1,392
466	4.350%, 06/15/45	415
407	4.750%, 05/15/46	388
4,200	4.800%, 06/15/44	4,000
1,030	5.350%, 09/01/40	1,056
610	5.500%, 02/01/18	671
220	5.600%, 05/15/18	244
1,500	6.300%, 01/15/38	1,710
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	765
102	BellSouth Telecommunications LLC, 6.300%, 12/15/15	103
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,256	5.125%, 05/01/23 (e)	2,267
576	5.250%, 03/15/21	586
228	5.250%, 09/30/22	231
2,012	5.375%, 05/01/25 (e)	2,027
592	5.875%, 05/01/27 (e)	596
1,266	6.500%, 04/30/21	1,332
215	7.000%, 01/15/19	224
1,040	CenturyLink, Inc., 5.625%, 04/01/25 (e)	1,005
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	116

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,000	8.750%, 06/15/30	1,476
2,089	Embarq Corp., 7.995%, 06/01/36	2,397
	Frontier Communications Corp.,
685	7.125%, 03/15/19	728
205	8.125%, 10/01/18	226
400	8.500%, 04/15/20	428
1,175	8.750%, 04/15/22	1,226
1,090	9.000%, 08/15/31	1,074
4,234	9.250%, 07/01/21	4,636
590	GTE Corp., 6.940%, 04/15/28	744
	Intelsat Jackson Holdings S.A., (Luxembourg),
700	6.625%, 12/15/22	651
575	7.250%, 04/01/19	589
1,500	7.250%, 10/15/20	1,521
295	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	266
	Level 3 Financing, Inc.,
1,959	6.125%, 01/15/21	2,077
4,341	7.000%, 06/01/20	4,650
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	766
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,261
330	Qwest Corp., 7.250%, 09/15/25	384
400	Sprint Capital Corp., 8.750%, 03/15/32	408
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	218
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	91
138	5.462%, 02/16/21	156
1,231	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,233
436	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	475
716	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	773
	Verizon Communications, Inc.,
447	3.000%, 11/01/21	450
705	3.450%, 03/15/21	730
590	3.500%, 11/01/24	591
350	3.850%, 11/01/42	299
2,102	4.150%, 03/15/24	2,222
462	4.272%, 01/15/36 (e)	431
482	4.400%, 11/01/34	464
1,868	4.500%, 09/15/20	2,037
646	4.522%, 09/15/48 (e)	590
2,071	4.672%, 03/15/55 (e)	1,864
5,661	4.862%, 08/21/46	5,463
27	6.400%, 09/15/33	32
153	6.550%, 09/15/43	186
1,523	Verizon New England, Inc., 7.875%, 11/15/29	1,925
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,610
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	358
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	395
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,297
	Windstream Services LLC,
5,120	7.500%, 04/01/23	4,595
740	7.750%, 10/01/21	699

		77,480

	Wireless Telecommunication Services — 0.7%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	744
1,266	3.125%, 07/16/22	1,271
300	6.125%, 03/30/40	361
1,000	Crown Castle Towers LLC, 6.113%, 01/15/20 (e)	1,148
200	ENTEL Chile S.A., (Chile), 4.750%, 08/01/26 (e)	200
4,995	NII Capital Corp., 7.625%, 04/01/21 (d)	1,399
	NII International Telecom S.C.A., (Luxembourg),
36	7.875%, 08/15/19 (d) (e)	33
162	11.375%, 08/15/19 (d) (e)	152
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	277
3,029	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	3,112
	Sprint Communications, Inc.,
1,550	7.000%, 03/01/20 (e)	1,711
900	7.000%, 08/15/20	918
1,669	9.000%, 11/15/18 (e)	1,913
	Sprint Corp.,
110	7.125%, 06/15/24	106
88	7.250%, 09/15/21	89

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
189	7.875%, 09/15/23	192
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	286
806	6.000%, 03/01/23	837
867	6.125%, 01/15/22	909
5,676	6.250%, 04/01/21	5,988
1,056	6.375%, 03/01/25	1,102
188	6.464%, 04/28/19	194
146	6.500%, 01/15/24	154
305	6.625%, 11/15/20	320
1,294	6.625%, 04/01/23	1,362
265	6.633%, 04/28/21	283
323	6.731%, 04/28/22	344
159	6.836%, 04/28/23	169
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,163

		26,737

	Total Telecommunication Services	104,217

	Utilities — 2.1%
	Electric Utilities — 1.0%
	Alabama Power Co.,
234	3.750%, 03/01/45	222
891	6.125%, 05/15/38	1,164
589	Arizona Public Service Co., 2.200%, 01/15/20	593
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,023
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	208
	DTE Electric Co.,
340	3.900%, 06/01/21	367
381	3.950%, 06/15/42	380
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	863
200	5.250%, 01/15/18	221
1,100	6.050%, 04/15/38	1,434
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	129
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	301
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	613
305	4.100%, 05/15/42	308
90	5.300%, 01/15/19	101
500	6.300%, 04/01/38	665
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	532
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,332
200	Eskom Holdings SOC Ltd., (South Africa), 7.125%, 02/11/25 (e)	207
	Georgia Power Co.,
140	5.950%, 02/01/39	173
562	Series Z, 5.250%, 12/15/15	576
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	418
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21 (m)	1,386
842	Series HY, 8.400%, 01/15/22 (m)	1,130
464	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42 (m)	514
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,228
860	MidAmerican Energy Co., 5.300%, 03/15/18	950
	Nevada Power Co.,
446	5.375%, 09/15/40	539
600	7.125%, 03/15/19	711
	NextEra Energy Capital Holdings, Inc.,
268	1.200%, 06/01/15	268
398	2.400%, 09/15/19	401
199	7.875%, 12/15/15	206
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	332
	Northern States Power Co.,
173	5.350%, 11/01/39	214
765	6.250%, 06/01/36	1,021
	Pacific Gas & Electric Co.,
214	3.750%, 08/15/42	205
267	4.500%, 12/15/41	275
1,010	5.625%, 11/30/17	1,110
	PacifiCorp,
700	3.850%, 06/15/21	756
880	5.750%, 04/01/37	1,093
250	Series F, 7.240%, 08/16/23	311
	PECO Energy Co.,
880	2.375%, 09/15/22	866
1,880	5.350%, 03/01/18	2,089

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
360	Potomac Electric Power Co., 6.500%, 11/15/37	479
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	911
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	305
198	3.200%, 11/15/20	208
35	6.500%, 08/01/38	49
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	212
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	99
1,100	Series G, 6.625%, 11/15/37	1,441
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	172
416	5.375%, 11/01/39	510
1,763	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	1,750
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	103
	Southern California Edison Co.,
858	1.845%, 02/01/22	859
450	Series 06-E, 5.550%, 01/15/37	554
285	Series 08-A, 5.950%, 02/01/38	359
292	Southern Co. (The), 1.950%, 09/01/16	296
3,197	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	2,954
120	Union Electric Co., 8.450%, 03/15/39	202
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	901
490	3.450%, 02/15/24	512
235	6.350%, 11/30/37	318
670	8.875%, 11/15/38	1,072
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36	Xcel Energy, Inc., 4.800%, 09/15/41	39

		41,815

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,361
649	6.500%, 05/20/21	683
369	Boston Gas Co., 4.487%, 02/15/42 (e)	390
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	735
	Sabine Pass Liquefaction LLC,
905	5.625%, 02/01/21	934
2,213	5.625%, 04/15/23	2,252
578	5.625%, 03/01/25 (e)	578
2,500	5.750%, 05/15/24	2,541
1,071	6.250%, 03/15/22	1,127
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,626

		12,227

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
240	4.875%, 05/15/23	230
275	5.500%, 03/15/24	276
615	5.500%, 04/15/25	604
4,000	7.375%, 07/01/21	4,478
900	8.000%, 06/01/20	1,053
1,500	VAR, 3.283%, 06/01/19	1,504
	Calpine Corp.,
2,066	5.875%, 01/15/24 (e)	2,211
1,500	6.000%, 01/15/22 (e)	1,605
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	973
	NRG Energy, Inc.,
200	6.250%, 07/15/22	210
425	6.250%, 05/01/24	435
4,143	6.625%, 03/15/23	4,329
2,000	7.625%, 01/15/18	2,229
937	PPL Energy Supply LLC, 6.500%, 06/01/25 (e)	956
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,247
354	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	366

		22,706

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,054
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	356
	Consumers Energy Co.,
491	4.350%, 08/31/64	489
925	6.700%, 09/15/19	1,100
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	524

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
46	Series C, 4.900%, 08/01/41	49
785	Series F, 5.250%, 08/01/33	863
434	DTE Energy Co., 2.400%, 12/01/19	439
585	NiSource Finance Corp., 6.400%, 03/15/18	662
555	NRG Yield Operating LLC, 5.375%, 08/15/24 (e)	572
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	271
685	6.000%, 06/01/26	869
500	6.000%, 06/01/39	646
	Sempra Energy,
406	3.550%, 06/15/24	416
255	6.150%, 06/15/18	288
75	6.500%, 06/01/16	79
589	9.800%, 02/15/19	752

		9,429

	Total Utilities	86,177

	Total Corporate Bonds (Cost $1,292,998)	1,324,736

Foreign Government Securities — 1.5%
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	208
	Federative Republic of Brazil, (Brazil),
1,000	4.250%, 01/07/25	984
200	5.000%, 01/27/45	184
47	7.125%, 01/20/37 (m)	56
36	8.250%, 01/20/34 (m)	47
249	12.250%, 03/06/30 (m)	444
26	Series A, 8.000%, 01/15/18 (m)	28
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e) (m)	205
	Government of Dominican Republic, (Dominican Republic),
240	Reg. S, 5.875%, 04/18/24	251
100	Reg. S, 6.600%, 01/28/24	109
100	6.850%, 01/27/45 (e)	104
170	6.850%, 01/27/45 (e)	176
520	Reg. S, 7.450%, 04/30/44	576
200	Reg. S, 7.500%, 05/06/21 (m)	224
160	Reg. S, 9.040%, 01/23/18 (m)	172
	Government of Jamaica, (Jamaica),
200	8.000%, 06/24/19 (m)	221
100	8.000%, 03/15/39 (m)	109
100	9.250%, 10/17/25 (m)	116
99	10.625%, 06/20/17 (m)	112
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	171
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33 (m)	2,651
	Kingdom of Morocco, (Morocco),
200	Reg. S, 4.250%, 12/11/22	207
200	Reg. S, 5.500%, 12/11/42	213
	Plurinational State of Bolivia, (Bolivia),
200	Reg. S, 4.875%, 10/29/22	202
230	Reg. S, 5.950%, 08/22/23	245
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20 (m)	854
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,688
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26 (m)	385
2,220	Series NN, 7.125%, 02/09/24 (m)	2,949
	Provincia de Buenos Aires, (Argentina),
200	8.950%, 02/19/21 (e)	209
550	Reg. S, 9.375%, 09/14/18 (m)	542
100	Reg. S, 9.625%, 04/18/28 (m)	99
100	Reg. S, 10.875%, 01/26/21 (m)	102
210	Reg. S, 11.750%, 10/05/15 (m)	211
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18 (m)	1,178
500	Republic of Angola, (Netherlands), Reg. S, 7.000%, 08/16/19	511
759	Republic of Argentina, (Argentina), 7.000%, 10/03/15 (m)	755
	Republic of Belarus, (Belarus),
200	Reg. S, 8.750%, 08/03/15 (m)	197
100	Reg. S, 8.950%, 01/26/18 (m)	96
	Republic of Belize, (Belize),
38	SUB, 5.000%, 02/20/38 (e)	28
126	Reg. S, SUB, 5.000%, 02/20/38	95
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	186
COP 185,000	4.375%, 03/21/23	66
799	5.000%, 06/15/45	789
400	5.000%, 06/15/45	395
100	7.375%, 01/27/17 (m)	109
100	7.375%, 03/18/19 (m)	117
140	7.375%, 09/18/37 (m)	182

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
240	8.125%, 05/21/24 (m)	315
370	10.375%, 01/28/33 (m)	583
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	187
400	Reg. S, 7.000%, 04/04/44	390
200	7.158%, 03/12/45 (e)	200
	Republic of Croatia, (Croatia),
200	Reg. S, 5.500%, 04/04/23	210
200	Reg. S, 6.250%, 04/27/17 (m)	212
200	6.375%, 03/24/21 (e) (m)	219
100	Reg. S, 6.625%, 07/14/20 (m)	110
200	Reg. S, 6.750%, 11/05/19 (m)	222
	Republic of Ecuador, (Ecuador),
600	Reg. S, 7.950%, 06/20/24	568
500	Reg. S, 9.375%, 12/15/15 (m)	503
600	10.500%, 03/24/20 (e)	630
	Republic of El Salvador, (El Salvador),
271	Reg. S, 5.875%, 01/30/25	262
60	Reg. S, 6.375%, 01/18/27	59
64	Reg. S, 7.650%, 06/15/35 (m)	66
230	Reg. S, 7.750%, 01/24/23 (m)	252
309	Reg. S, 8.250%, 04/10/32 (m)	347
	Republic of Ghana, (Ghana),
400	Reg. S, 7.875%, 08/07/23	376
200	Reg. S, 8.125%, 01/18/26	188
200	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22 (m)	216
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	455
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23	279
300	5.375%, 02/21/23	332
670	5.375%, 03/25/24	743
30	5.750%, 11/22/23	34
156	5.750%, 11/22/23	177
528	6.250%, 01/29/20 (m)	600
308	6.375%, 03/29/21 (m)	356
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23	193
100	Reg. S, 5.875%, 03/13/20 (m)	113
200	Reg. S, 5.875%, 01/15/24	225
200	Reg. S, 6.750%, 01/15/44	243
200	Reg. S, 7.750%, 01/17/38 (m)	262
100	Reg. S, 8.500%, 10/12/35 (m)	139
100	Reg. S, 11.625%, 03/04/19 (m)	132
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	285
300	Reg. S, SUB, 5.750%, 12/31/32 (m)	286
200	6.375%, 03/03/28 (e)	199
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	193
200	Reg. S, 4.875%, 10/14/44	179
	Republic of Kenya, (Kenya),
400	6.875%, 06/24/24 (e)	418
	Republic of Lebanon, (Lebanon),
130	4.500%, 04/22/16	130
400	6.375%, 03/09/20 (m)	417
440	Reg. S, 6.600%, 11/27/26 (m)	456
1,025	Reg. S, 8.250%, 04/12/21 (m)	1,165
250	9.000%, 03/20/17 (m)	271
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21 (m)	353
309	Reg. S, 7.375%, 02/11/20 (m)	375
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21 (m)	219
	Republic of Pakistan, (Pakistan),
654	Reg. S, 6.875%, 06/01/17 (m)	679
200	Reg. S, 8.250%, 04/15/24	216
	Republic of Panama, (Panama),
400	4.000%, 09/22/24	410
200	4.300%, 04/29/53	183
180	6.700%, 01/26/36 (m)	229
34	8.875%, 09/30/27	49
86	8.875%, 09/30/27 (m)	125
226	9.375%, 04/01/29 (m)	342
	Republic of Paraguay, (Paraguay),
400	Reg. S, 4.625%, 01/25/23	410
200	Reg. S, 6.100%, 08/11/44	215
	Republic of Peru, (Peru),
430	5.625%, 11/18/50 (m)	505
100	6.550%, 03/14/37 (m)	130
PEN 1,214	Reg. S, 6.950%, 08/12/31 (m)	388
150	7.350%, 07/21/25 (m)	200
373	8.750%, 11/21/33 (m)	584
	Republic of Philippines, (Philippines),
200	3.950%, 01/20/40	209
200	4.200%, 01/21/24	222
PHP 8,000	4.950%, 01/15/21 (m)	191

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
130	6.500%, 01/20/20 (m)	155
690	7.750%, 01/14/31 (m)	1,030
100	9.500%, 02/02/30 (m)	167
210	10.625%, 03/16/25 (m)	341
	Republic of Poland, (Poland),
520	3.000%, 03/17/23	520
220	4.000%, 01/22/24	235
229	5.000%, 03/23/22 (m)	258
90	5.125%, 04/21/21 (m)	102
	Republic of Romania, (Romania),
60	Reg. S, 4.375%, 08/22/23	63
142	Reg. S, 4.875%, 01/22/24	155
178	Reg. S, 6.125%, 01/22/44	216
186	6.750%, 02/07/22 (e) (m)	223
186	Reg. S, 6.750%, 02/07/22 (e) (m)	223
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	196
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	311
52	Reg. S, SUB, 6.750%, 11/01/24 (m)	53
600	Reg. S, 7.250%, 09/28/21 (m)	689
	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24 (m)	209
100	5.500%, 03/09/20 (m)	109
200	5.500%, 03/09/20	220
850	5.875%, 09/16/25	963
ZAR 13,700	Series R207, 7.250%, 01/15/20 (m)	1,110
	Republic of Sri Lanka, (Sri Lanka),
300	Reg. S, 6.250%, 10/04/20 (m)	307
200	Reg. S, 6.250%, 07/27/21 (m)	203
	Republic of Turkey, (Turkey),
200	4.250%, 04/14/26	194
400	5.625%, 03/30/21	436
560	5.750%, 03/22/24	617
285	6.000%, 01/14/41 (m)	315
115	6.875%, 03/17/36 (m)	139
170	7.000%, 03/11/19 (m)	192
285	7.375%, 02/05/25 (m)	348
	Republic of Ukraine, (Ukraine),
100	Reg. S, 6.580%, 11/21/16 (m)	49
300	Reg. S, 7.800%, 11/28/22	143
200	Reg. S, 7.950%, 02/23/21 (m)	96
200	Reg. S, 9.250%, 07/24/17 (m)	96
	Republic of Uruguay, (Uruguay),
667	5.100%, 06/18/50	672
379	7.625%, 03/21/36 (m)	526
65	7.875% (cash), 01/15/33 (m) (v)	90
	Republic of Venezuela, (Venezuela),
450	Reg. S, 6.000%, 12/09/20 (m)	179
420	Reg. S, 7.750%, 10/13/19 (m)	178
930	9.375%, 01/13/34 (m)	370
240	Reg. S, 11.950%, 08/05/31 (m)	109
	Republic of Vietnam, (Vietnam),
600	4.800%, 11/19/24 (e)	611
200	Reg. S, 6.750%, 01/29/20 (m)	224
	Russian Federation, (Russia),
200	Reg. S, 3.250%, 04/04/17 (m)	203
800	Reg. S, 3.500%, 01/16/19	793
200	Reg. S, 4.875%, 09/16/23	199
400	Reg. S, 5.000%, 04/29/20 (m)	413
400	Reg. S, 5.625%, 04/04/42 (m)	386
200	Reg. S, 5.875%, 09/16/43	197
412	Reg. S, SUB, 7.500%, 03/31/30 (m)	483
160	Reg. S, 12.750%, 06/24/28 (m)	254
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17 (m)	1,240
	United Mexican States, (Mexico),
1,535	3.600%, 01/30/25	1,543
300	3.625%, 03/15/22 (m)	307
150	5.550%, 01/21/45	169
100	5.750%, 10/12/10[2] (m)	104
MXN 1,850	Series M 20, 10.000%, 12/05/24 (m)	155

	Total Foreign Government Securities (Cost $63,210)	62,477

Mortgage Pass-Through Securities — 12.2%
	Federal Home Loan Mortgage Corp.,
30	ARM, 2.000%, 08/01/36	31
213	ARM, 2.052%, 10/01/36	226
70	ARM, 2.160%, 05/01/37	74
464	ARM, 2.302%, 10/01/37	499
153	ARM, 2.665%, 03/01/36	164
468	ARM, 3.030%, 03/01/36	502
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,745	4.000%, 02/01/26	2,941
197	4.500%, 10/01/18	206

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
19		5.000%, 05/01/18	19
2,292		5.500%, 01/01/21 - 12/01/24	2,500
148		6.000%, 11/01/21	157
15		7.500%, 01/01/17	15
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,621		4.000%, 01/01/32	7,191
1,933		6.000%, 02/01/28	2,202
352		6.500%, 11/01/22	404
229		7.000%, 01/01/27	261
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
17,121		3.000%, 12/01/42 - 02/01/43	17,365
64		4.000%, 09/01/33	68
1,559		4.500%, 05/01/41	1,700
28		6.000%, 02/01/29	32
495		6.500%, 01/01/24 - 11/01/36	569
514		7.000%, 09/01/24 - 10/01/36	599
48		7.500%, 10/01/19 - 02/01/27	52
72		8.000%, 08/01/27	89
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,285		7.500%, 01/01/32 - 12/01/36	1,515
206		10.000%, 10/01/30	233
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
13,164		3.500%, 09/01/32 - 06/01/42	13,883
3,811		4.000%, 06/01/42 - 10/01/42	4,118
1		7.000%, 03/01/16	1
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
115		ARM, 1.714%, 07/01/37	120
222		ARM, 2.043%, 07/01/37	235
78		ARM, 2.071%, 04/01/37	83
144		ARM, 2.251%, 01/01/34	154
206		ARM, 2.274%, 05/01/35	218
301		ARM, 2.353%, 03/01/37	322
379		ARM, 2.371%, 04/01/37	404
22		ARM, 2.625%, 10/01/33	22
		Federal National Mortgage Association, 15 Year, Single Family,
184		4.000%, 07/01/18	193
1,297		5.000%, 05/01/18 - 07/01/25	1,382
46		5.500%, 08/01/17	48
418		6.000%, 09/01/19 - 08/01/22	449
–	(h)	8.000%, 01/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
688		3.500%, 12/01/30	727
359		6.000%, 04/01/24	410
239		6.500%, 11/01/18	275
		Federal National Mortgage Association, 30 Year, Single Family,
16,985		3.000%, 01/01/43 - 02/01/43	17,262
19,698		4.000%, 06/01/43	21,349
17,699		4.500%, 12/01/39 - 09/01/40	19,296
1,617		5.000%, 10/01/39	1,814
709		5.500%, 12/01/28 - 09/01/34	802
3,359		6.000%, 03/01/34 - 08/01/37	3,865
468		6.500%, 04/01/28 - 10/01/38	543
711		7.000%, 03/01/28 - 04/01/37	847
192		7.500%, 10/01/26 - 11/01/38	224
3,234		8.000%, 08/01/22 - 12/01/36	4,007
31		8.500%, 10/01/25 - 12/01/25	35
3		9.000%, 01/01/19 - 04/01/25	3
		Federal National Mortgage Association, Other,
3,806		VAR, 0.526%, 01/01/23	3,805
2,939		1.770%, 02/01/20	2,948
1,820		2.140%, 04/01/19	1,855
3,842		2.410%, 01/01/23	3,881
7,467		2.440%, 02/01/23	7,554
10,050		2.480%, 02/01/25	9,979
4,031		2.510%, 01/01/23	4,099
3,900		2.650%, 03/01/23	3,897
1,456		2.750%, 03/01/22	1,512
4,872		2.764%, 06/01/23	5,016
18,640		2.810%, 04/01/25	18,758
15,500		2.900%, 12/01/24	15,877
10,000		2.920%, 01/01/25	10,236
31,595		2.965%, 12/01/24	32,468
11,233		3.050%, 09/01/24	11,635
29,120		3.070%, 02/01/25	30,206
9,963		3.074%, 12/01/24	10,338
1,750		3.370%, 11/01/20	1,865
1,680		3.380%, 01/01/18	1,766
5,323		3.450%, 01/01/24	5,680
89,306		3.500%, 05/01/32 - 06/01/43	94,358

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
15,000	3.510%, 08/01/23	16,081
1,536	3.590%, 10/01/20	1,653
5,016	3.640%, 12/01/23	5,430
1,566	3.660%, 12/01/21	1,695
1,430	3.743%, 06/01/18	1,520
5,300	3.760%, 03/01/24	5,775
1,000	3.770%, 09/01/21	1,092
1,557	3.810%, 01/01/19	1,668
14,342	4.000%, 07/01/42 - 07/01/43	15,502
1,275	4.060%, 07/01/21	1,404
2,029	4.180%, 12/01/19	2,220
3,687	4.260%, 12/01/19	4,046
6,086	4.340%, 06/01/21	6,783
2,332	4.369%, 02/01/20	2,574
3,000	4.400%, 02/01/20	3,331
13,581	4.500%, 01/01/20 - 11/01/43	15,059
1,900	4.640%, 01/01/21	2,141
230	5.000%, 12/01/32 - 08/01/33	250
168	5.500%, 09/01/17	175
62	6.500%, 04/01/36 - 07/01/36	66
	Government National Mortgage Association II, 30 Year, Single Family,
4,074	6.000%, 11/20/32 - 09/20/38	4,706
1,032	6.500%, 02/20/29 - 10/20/39	1,227
2,907	7.000%, 06/20/32 - 01/20/39	3,460
266	7.500%, 08/20/25 - 05/20/32	311
689	8.000%, 08/20/26 - 09/20/31	861
318	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	348
	Government National Mortgage Association, 30 Year, Single Family,
8,121	6.000%, 08/15/36	9,523
225	6.500%, 02/15/28 - 10/15/29	261
69	7.000%, 02/15/24 - 11/15/27	77
69	7.250%, 09/15/21 - 01/15/28	73
41	7.500%, 10/15/22 - 02/15/27	42
3	7.750%, 02/15/27	3
2	8.500%, 11/15/25	2
40	9.000%, 09/15/16 - 01/15/25	44
3	10.000%, 11/15/20	3

	Total Mortgage Pass-Through Securities (Cost $511,043)	519,844

Municipal Bonds — 1.0% (t)
	California — 0.2%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,284
4,100	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/27	4,926
774	University of California, Series AD, Rev., 4.858%, 05/15/12[3]	736

		6,946

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	361

	Illinois — 0.1%
1,960	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	1,861

	New York — 0.5%
6,980	City of New York, Series C, GO, 5.000%, 08/01/29	8,125
2,660	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	3,079
3,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Series E, Subseries E-1, Rev., 5.000%, 02/01/32	3,869
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	654
1,165	Series H, Rev., 5.389%, 03/15/40	1,411
2,700	New York State Dormitory Authority, State Sales Tax, Series A, Rev., 5.000%, 03/15/32	3,115
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.647%, 11/01/40	1,768
155	Series 165, Rev., 5.647%, 11/01/40	189
740	Series 174, Rev., 4.458%, 10/01/62	764

		22,974

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,466
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[1]	1,550

		3,016

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Virginia — 0.1%
4,235	Virginia College Building Authority, Educational Facilities, 21st Century College & Equiptment Programs, Series A, Rev., 5.000%, 02/01/27	5,057

	Total Municipal Bonds (Cost $39,292)	40,215

Preferred Securities — 0.9% (x)
	Financials — 0.9%
	Banks — 0.7%
	Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR 800	Reg. S, VAR, 7.000%, 02/19/19	896
1,000	VAR, 9.000%, 05/09/18	1,087
	Bank of America Corp.,
2,522	Series AA, VAR, 6.100%, 03/17/25	2,546
2,000	Series K, VAR, 8.000%, 01/30/18	2,130
	Citigroup, Inc.,
4,405	Series O, VAR, 5.875%, 03/27/20	4,438
430	Series P, VAR, 5.950%, 05/15/25	423
581	VAR, 5.950%, 01/30/23	582
EUR 1,093	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands), VAR, 5.500%, 06/29/20	1,242
529	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19	530
EUR 1,550	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,742
3,304	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	3,370
EUR 1,500	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,649
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,450	VAR, 6.375%, 06/27/20	1,690
1,000	VAR, 7.500%, 06/27/24	1,064
1,650	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 5.750%, 05/13/20	1,650
635	Wachovia Capital Trust III, VAR, 5.570%, 06/29/15	629
1,500	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,577

		27,245

	Capital Markets — 0.2%
1,600	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23	1,702
	Goldman Sachs Group, Inc. (The),
2,253	Series M, VAR, 5.375%, 05/10/20	2,247
1,500	Series L, VAR, 5.700%, 05/10/19	1,517
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,504
1,394	Series J, VAR, 5.550%, 07/15/20	1,399

		8,369

	Diversified Financial Services — 0.0% (g)
1,500	General Electric Capital Corp., Series C, VAR, 5.250%, 06/15/23	1,583

	Total Preferred Securities (Cost $37,244)	37,197

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,251
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,279
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,065

	Total Supranational (Cost $3,701)	3,595

U.S. Government Agency Securities — 0.9%
	Federal National Mortgage Association,
7,360	3.935%, 06/01/17 (m) (n)	7,253
1,500	5.625%, 07/15/37 (m)	2,060
385	6.250%, 05/15/29 (m)	541
1,000	8.200%, 03/10/16 (m)	1,061
1,275	Federal National Mortgage Association STRIPS, 3.621%, 05/15/30 (m) (n)	770
	Financing Corp. STRIPS,
3,100	1.360%, 11/30/17 (m) (n)	3,019
1,000	1.503%, 05/11/18 (m) (n)	968
1,500	2.635%, 09/26/19 (m) (n)	1,397
1,285	3.493%, 04/05/19 (m) (n)	1,207
259	New Valley Generation II, 5.572%, 05/01/20 (m)	289
486	New Valley Generation V, 4.929%, 01/15/21 (m)	544
	Residual Funding Corp. STRIPS,
2,770	1.768%, 10/15/20 (m) (n)	2,506
12,080	2.278%, 07/15/20 (m) (n)	11,005
	Tennessee Valley Authority,
902	4.625%, 09/15/60 (m)	1,003
2,103	5.250%, 09/15/39 (m)	2,649

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
1,610		5.880%, 04/01/36 (m)	2,150
500		Tennessee Valley Authority STRIPS, 6.088%, 11/01/25 (m) (n)	364

		Total U.S. Government Agency Securities (Cost $37,075)	38,786

U.S. Treasury Obligations — 17.6%
		U.S. Treasury Bonds,
20,600		2.500%, 02/15/45	19,097
49,000		2.750%, 08/15/42 (m)	47,848
19,000		3.000%, 05/15/42 (m)	19,516
29,134		3.000%, 11/15/44	29,942
85		3.500%, 02/15/39 (m)	95
9,250		3.625%, 08/15/43	10,647
10,555		4.375%, 02/15/38 (m)	13,477
8,400		4.500%, 02/15/36 (m)	10,919
3,890		4.500%, 05/15/38 (m)	5,048
5,000		5.000%, 05/15/37 (m)	6,935
2,500		5.250%, 02/15/29 (m)	3,341
21,000		5.500%, 08/15/28 (m)	28,581
2,625		7.875%, 02/15/21 (m)	3,525
7,920		8.000%, 11/15/21 (m)	10,947
13,600		8.125%, 05/15/21 (m)	18,581
10,000		8.125%, 08/15/21 (m)	13,789
5,000		8.500%, 02/15/20 (m)	6,617
6,000		8.750%, 08/15/20 (m)	8,179
6,905		8.875%, 08/15/17 (m)	8,144
		U.S. Treasury Coupon STRIPS,
15		1.944%, 08/15/23 (m) (n)	13
6,495		2.180%, 02/15/21 (m) (n)	5,880
7,251		2.188%, 05/15/20 (m) (n)	6,698
15,000		2.236%, 05/15/21 (m) (n)	13,462
640		2.504%, 02/15/22 (m) (n)	563
225		2.670%, 02/15/23 (m) (n)	192
11,239		3.064%, 08/15/17 (m) (n)	11,068
185		3.144%, 08/15/19 (m) (n)	175
6,916		3.343%, 02/15/17 (m) (n)	6,847
14,895		3.396%, 11/15/17 (m) (n)	14,602
22,000		3.549%, 11/15/21 (m) (n)	19,477
5,000		3.629%, 08/15/22 (m) (n)	4,336
5,000		3.692%, 11/15/22 (m) (n)	4,308
42,000		4.162%, 11/15/33 (m) (n)	24,648
1,606		4.340%, 08/15/18 (m) (n)	1,553
4,000		4.350%, 02/15/18 (m) (n)	3,905
2,615		4.925%, 02/15/28 (m) (n)	1,905
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	2,027
		U.S. Treasury Notes,
140		0.375%, 08/31/15	140
10,300		0.875%, 07/31/19 (m)	10,120
64,000		1.000%, 05/31/18	64,085
4,750		1.125%, 05/31/19 (m)	4,727
2,000		1.250%, 01/31/20	1,984
126,000		1.375%, 03/31/20	125,567
2,765		1.500%, 08/31/18 (m)	2,805
22,879		1.625%, 12/31/19	23,099
100		2.000%, 04/30/16 (m)	102
96,500		2.000%, 02/15/25	95,686
2,000		2.125%, 08/15/21 (m)	2,045
11,000		2.250%, 11/30/17 (m)	11,402
130		2.625%, 04/30/16 (m)	133
4,115		2.875%, 03/31/18 (m)	4,343
1,000		3.125%, 10/31/16 (m)	1,038
3,954		3.125%, 05/15/19 (m)	4,239
1,250		3.250%, 03/31/17 (m)	1,311
8,000		4.250%, 11/15/17 (m)	8,676

		Total U.S. Treasury Obligations (Cost $727,906)	748,389

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	28

		Specialty Retail — 0.0% (g)
40		Neebo, Inc.06/29/19 (a) (i)	153

		Total Consumer Discretionary	181

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a) (i)	155

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp., Class A (a) (i)	7

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., Class A	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Construction Materials — 0.0% (g)
16	U.S. Concrete, Inc. (a)	595

	Containers & Packaging — 0.0% (g)
9	Constar International, Inc., Class A, ADR (a) (i)	—

	Total Materials	596

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
10	Dynegy, Inc. (a)	307

	Total Common Stocks (Cost $826)	1,246

Preferred Stocks — 0.1%
	Financials — 0.1%
	Consumer Finance — 0.0% (g)
2	Ally Financial, Inc., Series G, 7.000%, 06/29/15 (e) ($1,000 par value) @	1,549

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	345
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 ($1,000 par value) @	1,984

		2,329

	Total Financials	3,878

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 (e) ($1,000 par value) @	1,036

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $5,011)	4,914

PRINCIPAL AMOUNT
Loan Assignments — 0.6%
	Consumer Discretionary — 0.1%
	Automobiles — 0.0% (g)
871	FCA U.S. LLC, Term Loan B, VAR, 3.500%, 05/24/17	872

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	699
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	564
64	MTL Publishing LLC, Term Loan B, VAR, 3.750%, 06/29/18	64
738	Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20	738
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 0.000%, 12/21/15 (d) (i)	—

		2,065

	Specialty Retail — 0.1%
1,318	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,322
294	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	295
1,230	Staples, Inc., Term Loan, VAR, 0.000%, 04/21/21 ^	1,231

		2,848

	Total Consumer Discretionary	5,785

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,810	Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	1,821
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,182
1,825	SUPERVALU, Inc., New Term Loan B, VAR, 4.500%, 03/21/19	1,830

		4,833

	Food Products — 0.0% (g)
572	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	575

	Total Consumer Staples	5,408

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
555	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	546
26	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20 ^	26

	Total Energy	572

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
1,138	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Real Estate Management & Development — 0.1%
2,417	Progress Residential LP, Revolving Loan, VAR, 3.778%, 09/04/15 (i)	2,405

	Total Financials	3,532

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	403
122	Kinetic Concepts, Inc., USD Term Loan E-1, VAR, 4.500%, 05/04/18	123

		526

	Health Care Providers & Services — 0.1%
722	inVentiv Health, Inc., Term Loan B4, VAR, 7.750%, 05/15/18	724

	Pharmaceuticals — 0.0% (g)
500	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	501

	Total Health Care	1,751

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
232	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	230

	Building Products — 0.0% (g)
316	Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19	316

	Total Industrials	546

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
795	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	795

	IT Services — 0.1%
1,135	First Data Corp., Term Loan, VAR, 3.685%, 09/24/18	1,134

	Semiconductors & Semiconductor Equipment — 0.0% (g)
979	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	980

	Total Information Technology	2,909

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
472	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	471
201	AZ Chem U.S., Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 06/11/21	201

	Total Materials	672

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
340	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	340
74	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	75

	Total Telecommunication Services	415

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	217
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16 (d)	366
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	2,501
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	1,270

	Total Utilities	4,354

	Total Loan Assignments (Cost $30,049)	25,944

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
4	expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—
9	expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	1

	Total Warrants (Cost $—)	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.1%
	Investment Company — 2.1%
90,427	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $90,427)	90,427

	Total Investments — 98.9% (Cost $4,132,859)	4,201,227
	Other Assets in Excess of Liabilities — 1.1% (c)	46,921

	NET ASSETS — 100.0%	$4,248,148

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,000	2 Year U.S. Treasury Note	09/30/15	218,859	233
575	5 Year U.S. Treasury Note	09/30/15	68,843	212
	Short Futures Outstanding
(1,154)	10 Year U.S. Treasury Note	09/21/15	(147,351)	(479)
(6)	U.S. Long Bond	09/21/15	(934)	(9)
(4)	5 Year U.S. Treasury Note	09/30/15	(479)	(2)

				(45)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
186	BRL	Goldman Sachs International†	06/30/15	56	58	2

1,263	EUR	Morgan Stanley	06/09/15	1,434	1,387	(47)

3,608	MXN	Barclays Bank plc	06/30/15	236	234	(2)

235	TRY	HSBC Bank, N.A.	06/30/15	87	88	1

4,651	ZAR	Barclays Bank plc	06/30/15	384	381	(3)
1,440	ZAR	BNP Paribas	06/30/15	120	118	(2)
1,575	ZAR	Goldman Sachs International	06/30/15	130	129	(1)

				2,447	2,395	(52)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Credit Suisse International	06/09/15	2,407	2,369	38

860	BRL	Deutsche Bank AG†	06/30/15	282	268	14
186	BRL	Goldman Sachs International†	06/30/15	56	57	(1)

7,885	EUR	Goldman Sachs International	06/09/15	8,796	8,661	135

104,000	JPY	HSBC Bank, N.A.	06/09/15	869	838	31

5,817	MXN	Barclays Bank plc	06/30/15	384	377	7

235	TRY	Citibank, N.A.	06/30/15	89	88	1

13,167	ZAR	Credit Suisse International	06/09/15	1,099	1,083	16
1,529	ZAR	Barclays Bank plc	06/30/15	127	125	2
6,138	ZAR	Citibank, N.A.	06/30/15	500	503	(3)

				14,609	14,369	240

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	$5,000	$(98)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-In-Possession
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peru Nuevo Sol
PHP	—	Philippines Peso
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
TRY	—	Turkish Lira
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2015.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.

[1]	Security matures in 2111.
[2]	Security matures in 2110.
[3]	Security matures in 2112.
[4]	Security matures in 2114.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	116,167
Aggregate gross unrealized depreciation	(47,799)

Net unrealized appreciation/depreciation	68,368

Federal income tax cost of investments	4,132,859

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$181		$181
Financials	—	—	155		155
Industrials	—	—	7		7
Materials	596	—	—	(a)	596
Utilities	307	—	—		307

Total Common Stocks	903	—	343		1,246

Preferred Stocks
Financials	3,878	—	—		3,878
Industrials	1,036	—	—		1,036
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	4,914	—	—	(a)	4,914

Debt Securities
Asset-Backed Securities	—	215,097	286,318		501,415
Collateralized Mortgage Obligations
Agency CMO	—	403,601	—		403,601
Non-Agency CMO	—	103,218	37,373		140,591

Total Collateralized Mortgage Obligations	—	506,819	37,373		544,192

Commercial Mortgage-Backed Securities	—	176,961	80,314		257,275
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	574		574

Total Convertible Bonds	—	—	574		574

Corporate Bonds
Consumer Discretionary	—	166,404	210		166,614
Consumer Staples	—	47,311	—		47,311
Energy	—	191,055	—		191,055
Financials	—	356,296	—		356,296
Health Care	—	81,338	—		81,338
Industrials	—	112,838	7,007		119,845
Information Technology	—	73,693	—		73,693
Materials	—	97,284	906		98,190
Telecommunication Services	—	104,217	—		104,217
Utilities	—	86,177	—		86,177

Total Corporate Bonds	$—	$1,316,613	$8,123		$1,324,736

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Foreign Government Securities	$—	$62,477	$—		$62,477
Mortgage Pass-Through Securities	—	519,844	—		519,844
Municipal Bonds	—	40,215	—		40,215
Preferred Securities Financials	—	37,197	—		37,197
Supranational	—	3,595	—		3,595
U.S. Government Agency Securities	—	38,497	289		38,786
U.S. Treasury Obligations	—	748,389	—		748,389
Loan Assignments
Consumer Discretionary	—	5,785	—	(a)	5,785
Consumer Staples	—	5,408	—		5,408
Energy	—	572	—		572
Financials	—	1,127	2,405		3,532
Health Care	—	1,751	—		1,751
Industrials	—	546	—		546
Information Technology	—	2,909	—		2,909
Materials	—	672	—		672
Telecommunication Services	—	415	—		415
Utilities	—	4,354	—		4,354

Total Loan Assignments	—	23,539	2,405		25,944

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Industrials	—	—	1		1

Total Warrants	—	—	1		1

Short-Term Investment
Investment Company	90,427	—	—		90,427

Total Investments in Securities	$96,244	$3,689,243	$415,740		$4,201,227

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$ —	$247	$—		$247
Futures Contracts	445	—	—		445

Total Appreciation in Other Financial Instruments	$445	$247	$—		$692

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$ —	$(59)	$—		$(59)
Futures Contracts	(490)	—	—		(490)
Swaps	—	(98)	—		(98)

Total Depreciation in Other Financial Instruments	$(490)	$(157)	$—		$(647)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$250,055		$— (a)	$516	$167	$55,324	$(17,939)	$3,920	$(5,725)	$286,318
Collateralized Mortgage Obligations – Non-Agency CMO	39,263		52	(189)	(2)	26	(1,777)	—	—	37,373
Commercial Mortgage-Backed Securities	76,382		—	(359)	(736)	8,133	(3,106)	—	—	80,314
Common Stocks – Consumer Discretionary	172		—	9	—	—	—	—	—	181
Common Stocks – Financials	191		—	(36)	—	—	—	—	—	155
Common Stocks – Industrials	4		—	3	—	—	—	—	—	7
Common Stocks – Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
Convertible Bonds – Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Convertible Bonds – Utilities	800		—	(226)	—	—	—	—	—	574
Corporate Bonds – Consumer Discretionary	213		—	—	—	—	(3)	—	—	210
Corporate Bonds – Industrials	7,450		28	(86)	5	—	(390)	—	—	7,007
Corporate Bonds – Materials	906		(21)	(1)	1	—	21	—	—	906
Corporate Bonds – Telecommunication Services	2,243		—	(38)	—	—	(2,205)	—	—	—
Corporate Bonds – Utilities	—	(a)	(18)	18	—	—	— (a)	—	—	—
Loan Assignments – Consumer Discretionary	2		—	(2)	—	—	—	—	—	—	(b)
Loan Assignments – Financials	2,073		—	(2)	—	587	(253)	—	—	2,405
Preferred Stocks – Materials	—	(b)	—	—	—	—	—	—	—	—	(b)
U.S. Government Agency Securities	—		—	3	— (a)	—	(47)	333	—	289
Warrants – Consumer Discretionary	—	(b)	—	—	—	—	—	—	—	—	(b)
Warrants – Industrials	—	(b)	—	1	—	—	—	—	—	1

	$379,754		$41	$(389)	$(565)	$64,070	$(25,699)	$4,253	$(5,725)	$415,740

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(400,000).

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Comparable Companies	Discount for lack of marketability (b)	10.00% (N/A)
	7		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25.00% (N/A)

Common Stock	7
Preferred Stock	—	(c)	Discounted Cash Flow	Discount for lack of marketability (b)	10.00% (N/A)
	301		Market Comparable Companies	EBITDA Multiple (d)	6.80x (6.80x)
				Discount for lack of marketability (b)	10.00% (10.00%)

Corporate Bond	301
	192,132		Discounted Cash Flow	Liquidity Discount	4.50%-5.00% (4.50%)
				Implied Spread to Index	2.00%-2.50% (2.00%)
				Constant Prepayment Rate	0%-40.00% (4.02%)
				Constant Default Rate	0%-35.00% (16.82%)
				Yield (Discount Rate of Cash Flows)	1.22%-7.60% (4.31%)

Asset-Backed Securities	192,132
	32,978		Discounted Cash Flow	Constant Prepayment Rate	0.00%-30.57% (4.65%)
				Constant Default Rate	0.00%-66.92% (4.09%)
				PSA Prepayment Model	383.00% (383.00%)
				Yield (Discount Rate of Cash Flows)	0.53%-9.48% (4.85%)

Collateralized Mortgage Obligations	32,978
	70,066		Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (13.78%)
				Yield (Discount Rate of Cash Flows)	(8.74%)-5.10% (3.85%)

Collateralized Mortgage-Backed Securities	70,066
Warrants	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$295,484

# The table above does not include Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $120,256,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount Rounds to less than $1,000.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund, tailor lettering for notes used.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts are subject to master netting arrangements.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 40.5%
	Agency CMO — 40.5%
	Federal Home Loan Mortgage Corp. REMIC,
40	Series 1343, Class LA, 8.000%, 08/15/22	46
276	Series 1367, Class K, 5.500%, 09/15/22	300
52	Series 1591, Class E, 10.000%, 10/15/23	55
433	Series 1633, Class Z, 6.500%, 12/15/23	478
402	Series 1694, Class PK, 6.500%, 03/15/24	448
2,670	Series 1785, Class A, 6.000%, 10/15/23	2,881
148	Series 1999, Class PU, 7.000%, 10/15/27	168
260	Series 2031, Class PG, 7.000%, 02/15/28	293
759	Series 2035, Class PC, 6.950%, 03/15/28	873
558	Series 2064, Class PD, 6.500%, 06/15/28	644
429	Series 2095, Class PE, 6.000%, 11/15/28	491
197	Series 2152, Class BD, 6.500%, 05/15/29	210
1,050	Series 2162, Class TH, 6.000%, 06/15/29	1,208
22	Series 2345, Class PQ, 6.500%, 08/15/16	23
569	Series 2367, Class ME, 6.500%, 10/15/31	659
775	Series 2480, Class EJ, 6.000%, 08/15/32	878
1,230	Series 2562, Class PG, 5.000%, 01/15/18	1,279
3,640	Series 2611, Class QZ, 5.000%, 05/15/33	4,120
262	Series 2647, Class A, 3.250%, 04/15/32	275
633	Series 2651, Class VZ, 4.500%, 07/15/18	661
2,329	Series 2656, Class BG, 5.000%, 10/15/32	2,435
839	Series 2688, Class DG, 4.500%, 10/15/23	901
730	Series 2727, Class PE, 4.500%, 07/15/32	741
2,523	Series 2773, Class TB, 4.000%, 04/15/19	2,637
3,387	Series 2841, Class AT, 4.000%, 08/15/19	3,540
1,097	Series 2882, Class QD, 4.500%, 07/15/34	1,185
6,261	Series 2915, Class MU, 5.000%, 01/15/35	6,729
1,312	Series 2927, Class GA, 5.500%, 10/15/34	1,434
2,915	Series 2931, Class QD, 4.500%, 02/15/20	3,065
1,284	Series 3036, Class ND, 5.000%, 05/15/34	1,304
781	Series 3085, Class VS, HB, IF, 27.978%, 12/15/35	1,276
2,572	Series 3181, Class OP, PO, 07/15/36	2,381
2,638	Series 3188, Class GE, 6.000%, 07/15/26	2,997
8,827	Series 3325, Class JL, 5.500%, 06/15/37	9,627
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,787
2,356	Series 3413, Class B, 5.500%, 04/15/37	2,571
8	Series 3544, Class PC, 5.000%, 05/15/37	8
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,469
6,376	Series 3737, Class DG, 5.000%, 10/15/30	7,015
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,245
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,219
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,092
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,551
25,607	Series 3981, Class PA, 3.000%, 04/15/31	26,271
14,939	Series 4002, Class MV, 4.000%, 01/15/30	15,743
19,327	Series 4039, Class SA, IF, IO, 6.314%, 05/15/42	3,860
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,704
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,486
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,964
3,443	Series 4181, Class VA, 3.000%, 05/15/26	3,577
26,182	Series 4186, Class JE, 2.000%, 03/15/33	26,182
16,588	Series 4188, Class JG, 2.000%, 04/15/33	16,571
12,627	Series 4206, Class DA, 2.000%, 05/15/33	12,626
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,525
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,718
5,657	Series 4365, Class HZ, 3.000%, 01/15/40	5,478
	Federal Home Loan Mortgage Corp. STRIPS,
41	Series 155, Class IO, IO, 7.000%, 11/01/23	9
20,595	Series 264, Class 30, 3.000%, 07/15/42	21,085
12,491	Series 267, Class 30, 3.000%, 08/15/42	12,655

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,801	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,078
1,993	Series T-54, Class 2A, 6.500%, 02/25/43	2,364
903	Series T-56, Class APO, PO, 05/25/43	722
710	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	817
	Federal National Mortgage Association REMIC,
29	Series 1988-16, Class B, 9.500%, 06/25/18	31
12	Series 1990-57, Class J, 7.000%, 05/25/20	12
131	Series 1993-110, Class H, 6.500%, 05/25/23	149
102	Series 1993-146, Class E, PO, 05/25/23	101
1,588	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,812
19	Series 1993-205, Class H, PO, 09/25/23	19
27	Series 1993-217, Class H, PO, 08/25/23	25
21	Series 1993-228, Class G, PO, 09/25/23	21
583	Series 1994-37, Class L, 6.500%, 03/25/24	672
2,083	Series 1994-51, Class PV, 6.000%, 03/25/24	2,275
976	Series 1998-58, Class PC, 6.500%, 10/25/28	1,102
295	Series 2000-8, Class Z, 7.500%, 02/20/30	354
510	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	77
82	Series 2002-2, Class UC, 6.000%, 02/25/17	85
108	Series 2002-3, Class PG, 5.500%, 02/25/17	110
844	Series 2002-73, Class OE, 5.000%, 11/25/17	876
734	Series 2002-92, Class FB, VAR, 0.835%, 04/25/30	748
4,754	Series 2003-21, Class PZ, 4.500%, 03/25/33	5,111
199	Series 2003-67, Class SA, HB, IF, 44.299%, 10/25/31	368
3,580	Series 2003-81, Class MC, 5.000%, 12/25/32	3,733
168	Series 2003-92, Class VH, 5.000%, 02/25/19	168
3,309	Series 2003-128, Class DY, 4.500%, 01/25/24	3,549
1,301	Series 2004-46, Class QD, HB, IF, 23.261%, 03/25/34	1,894
1,815	Series 2004-54, Class FL, VAR, 0.585%, 07/25/34	1,825
2,598	Series 2004-60, Class PA, 5.500%, 04/25/34	2,761
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,521
1,687	Series 2005-58, Class EP, 5.500%, 07/25/35	1,859
2,528	Series 2005-62, Class DX, 5.000%, 05/25/34	2,650
1,957	Series 2005-83, Class LA, 5.500%, 10/25/35	2,191
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,356
5,832	Series 2006-3, Class SB, IF, IO, 6.515%, 07/25/35	906
9,687	Series 2006-51, Class FP, VAR, 0.535%, 03/25/36	9,730
121	Series 2006-81, Class FA, VAR, 0.535%, 09/25/36	122
1,340	Series 2006-110, Class PO, PO, 11/25/36	1,176
4,190	Series 2007-76, Class PE, 6.000%, 08/25/37	4,642
1,089	Series 2009-89, Class A1, 5.410%, 05/25/35	1,148
46	Series 2010-4, Class SL, IF, 11.172%, 02/25/40	55
2,051	Series 2010-11, Class CB, 4.500%, 02/25/40	2,150
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,805
6,263	Series 2010-68, Class EP, 4.500%, 12/25/39	6,781
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,545
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,582
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,044
17,305	Series 2012-47, Class QE, 4.000%, 05/25/38	18,330
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,320

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
11,513		Series 2012-60, Class EP, 3.000%, 04/25/42	11,680
20,770		Series 2012-63, Class VA, 4.000%, 08/25/23	22,359
13		Series G92-35, Class EB, 7.500%, 07/25/22	14
56		Series G92-44, Class ZQ, 8.000%, 07/25/22	59
		Federal National Mortgage Association REMIC Trust,
197		Series 1999-W4, Class A9, 6.250%, 02/25/29	219
1,933		Series 2002-W7, Class A4, 6.000%, 06/25/29	2,122
860		Series 2003-W1, Class 1A1, VAR, 5.802%, 12/25/42	962
448		Series 2003-W1, Class 2A, VAR, 6.488%, 12/25/42	523
244		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	245
2,961		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,490
2,143		Series 2009-W1, Class A, 6.000%, 12/25/49	2,483
		Federal National Mortgage Association STRIPS,
2,276		Series 278, Class 1, VAR, 0.992%, 08/25/25	2,323
736		Series 278, Class 3, VAR, 1.063%, 11/25/23	740
497		Series 343, Class 23, IO, 4.000%, 10/25/18	23
		Government National Mortgage Association,
395		Series 1998-22, Class PD, 6.500%, 09/20/28	462
226		Series 1999-17, Class L, 6.000%, 05/20/29	255
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,709
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,830
1,187		Series 2008-15, Class NB, 4.500%, 02/20/38	1,276
5,745		Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	1,133
25,152		Series 2009-42, Class TX, 4.500%, 06/20/39	27,587
1,699		Series 2009-52, Class MA, 5.000%, 11/20/36	1,749
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,179
12,362		Series 2011-29, Class Z, 5.000%, 05/20/40	14,616

		Total Collateralized Mortgage Obligations (Cost $500,902)	518,463

Foreign Government Security — 0.6%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,789)	6,989

Mortgage Pass-Through Securities — 5.8%
		Federal Home Loan Mortgage Corp.,
4		ARM, 1.936%, 07/01/30	4
8		ARM, 1.950%, 02/01/19	8
10		ARM, 2.060%, 03/01/18	10
41		ARM, 2.084%, 08/01/18	43
1,635		ARM, 2.159%, 03/01/37	1,739
131		ARM, 2.274%, 01/01/27	138
17		ARM, 2.330%, 04/01/30	18
20		ARM, 2.375%, 06/01/18	20
44		ARM, 2.523%, 01/01/21	44
21		ARM, 2.623%, 11/01/18	22
1		ARM, 2.943%, 01/01/20	1
86		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	90
336		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	365
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,504		4.500%, 10/01/40	1,636
323		5.500%, 11/01/33	364
110		6.000%, 02/01/32	127
485		6.500%, 01/01/24 - 06/01/29	565
962		7.000%, 08/01/25 - 09/01/29	1,141
50		7.500%, 09/01/24 - 08/01/25	55
26		8.000%, 11/01/24	29
112		8.500%, 05/01/24 - 07/01/28	132
2		9.000%, 10/01/17 - 11/01/21	2
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
15		ARM, 1.875%, 06/01/17 - 09/01/17	15
14		ARM, 1.906%, 06/01/20	14

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
31	ARM, 1.924%, 06/01/29	33
101	ARM, 1.950%, 11/01/27 - 11/01/40	106
142	ARM, 2.000%, 08/01/30	145
33	ARM, 2.525%, 07/01/17	33
20	ARM, 2.591%, 08/01/19	20
44	ARM, 2.715%, 01/01/29	45
1	ARM, 2.750%, 06/01/15 - 10/01/15	1
29	ARM, 3.938%, 09/01/27	31
9	ARM, 5.996%, 04/01/19	10
6	ARM, 6.000%, 12/01/18	6
	Federal National Mortgage Association, 15 Year, Single Family,
3,796	4.000%, 04/01/19 - 09/01/25	4,031
1,069	4.500%, 03/01/19	1,119
378	5.500%, 11/01/16 - 03/01/18	398
458	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	509
	Federal National Mortgage Association, 30 Year, Single Family,
4,134	3.500%, 05/01/42	4,348
6,121	4.000%, 06/01/43	6,587
692	4.500%, 03/01/38	754
2,095	5.000%, 11/01/33	2,374
12,273	5.500%, 02/01/29 - 05/01/36	14,072
1,804	6.000%, 07/01/36	2,097
426	6.500%, 06/01/26 - 04/01/32	506
3,440	7.000%, 02/01/24 - 03/01/35	4,207
184	7.500%, 03/01/30 - 04/01/30	200
40	10.000%, 10/01/16 - 07/01/20	42
	Federal National Mortgage Association, Other,
6,500	2.810%, 04/01/25	6,541
7,557	3.118%, 01/01/22	7,970
9,463	3.265%, 01/01/22	10,046
74	6.000%, 09/01/28	84
	Government National Mortgage Association II, 30 Year, Single Family,
197	8.000%, 11/20/26 - 11/20/27	237
	Government National Mortgage Association, 30 Year, Single Family,
3	6.000%, 10/15/23	4
533	6.500%, 06/15/23 - 02/15/24	610
228	7.000%, 12/15/22 - 06/15/28	242
294	7.500%, 02/15/22 - 02/15/28	324
116	8.000%, 07/15/22 - 08/15/26	128
265	9.000%, 07/15/16 - 11/15/24	300
4	9.500%, 08/15/16 - 09/15/20	4

	Total Mortgage Pass-Through Securities (Cost $70,015)	74,746

U.S. Government Agency Securities — 20.2%
	Federal Farm Credit Bank,
10,000	5.750%, 05/11/26	12,844
12,824	5.750%, 12/07/28	16,864
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	14,047
30,000	8.671%, 10/09/19 (n)	27,551
	Federal National Mortgage Association STRIPS,
10,000	4.136%, 05/15/30 (n)	6,037
8,000	6.120%, 05/15/23 (n)	6,620
9,200	12.328%, 05/29/26 (n)	6,667
26,153	Financing Corp. STRIPS, 10.760%, 12/06/18 (n)	24,883
	Residual Funding Corp. STRIPS,
18,300	1.908%, 10/15/20 (n)	16,555
57,000	2.104%, 07/15/20 (n)	51,928
5,000	2.242%, 01/15/21 (n)	4,497
34,520	5.553%, 10/15/19 (n)	32,084
10,000	5.550%, 01/15/30 (n)	6,446
5,000	13.468%, 04/15/30 (n)	3,189
15,000	Resolution Funding Corp. STRIPS, 13.923%, 04/15/28 (n)	10,309
	Tennessee Valley Authority STRIPS,
14,740	4.950%, 12/15/17 (n)	14,220
4,500	10.723%, 07/15/16 (n)	4,469

	Total U.S. Government Agency Securities (Cost $228,329)	259,210

U.S. Treasury Obligations — 27.5%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	26,683
2,500	7.125%, 02/15/23	3,444
13,140	7.250%, 05/15/16	14,006
3,935	7.250%, 08/15/22	5,392
3,635	8.000%, 11/15/21	5,025
3,190	8.875%, 08/15/17	3,763
1,020	9.000%, 11/15/18	1,295
	U.S. Treasury Coupon STRIPS,
72,500	1.992%, 05/15/20 (n)	66,970
1,190	6.686%, 05/15/16 (n)	1,187
600	6.936%, 08/15/15 (n)	600

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
45,000	U.S. Treasury Inflation Indexed Bond, 1.375%, 02/15/44	50,773
	U.S. Treasury Notes,
35,000	0.250%, 12/31/15	35,008
25,000	0.625%, 05/31/17	25,010
25,000	2.000%, 04/30/16	25,389
55,000	2.625%, 11/15/20	57,948
25,000	4.250%, 11/15/17	27,111
1,020	4.750%, 08/15/17	1,110
1,900	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/15	1,899

	Total U.S. Treasury Obligations (Cost $340,077)	352,613

SHARES
Short-Term Investment — 5.2%
	Investment Company — 5.2%
66,183	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $66,183)	66,183

	Total Investments — 99.8% (Cost $1,212,295)	1,278,204
	Other Assets in Excess of Liabilities — 0.2%	3,148

	NET ASSETS — 100.0%	$1,281,352

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,643
Aggregate gross unrealized depreciation	(3,734)

Net unrealized appreciation/depreciation	$65,909

Federal income tax cost of investments	$1,212,295

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$518,463	$—	$518,463
Foreign Government Securities	—	6,989	—	6,989
Mortgage Pass-Through Securities	—	74,746	—	74,746
U.S. Government Agency Securities	—	259,210	—	259,210
U.S. Treasury Obligations	—	352,613	—	352,613
Short-Term Investment
Investment Company	66,183	—	—	66,183

Total Investments in Securities	$66,183	$1,212,021	$—	$1,278,204

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
24	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.685%, 09/25/34 (i)	20
4,920	Unipac IX LLC, 13.000%, 05/15/16 (i)	4,576

	Total Asset-Backed Securities (Cost $4,916)	4,596

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,635	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—	(h)

	Utilities — 0.1%
	Electric Utilities — 0.1%
4,524	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	8,596

	Total Convertible Bonds (Cost $6,159)	8,596

Corporate Bonds — 88.5%
	Consumer Discretionary — 16.6%
	Auto Components — 1.5%
4,875	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	5,235
25,195	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	27,588
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
8,920	4.875%, 03/15/19	9,199
21,452	5.875%, 02/01/22	22,498
4,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,427
21,305	MPG Holdco I, Inc., 7.375%, 10/15/22 (e)	22,796
10,288	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	10,828
3,944	Tenneco, Inc., 5.375%, 12/15/24	4,102
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,756
16,749	4.500%, 04/29/22 (e)	17,042
14,041	4.750%, 04/29/25 (e)	14,041

		151,512

	Automobiles — 1.7%
77,561	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	85,666
	Fiat Chrysler Automobiles N.V., (Netherlands),
16,402	4.500%, 04/15/20 (e)	16,689
11,471	5.250%, 04/15/23 (e)	11,529
	General Motors Co.,
6,037	3.500%, 10/02/18	6,205
5,489	4.000%, 04/01/25	5,470
13,419	4.875%, 10/02/23	14,300
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	18,748
12,153	4.250%, 11/15/19 (e)	12,533
4,000	5.625%, 02/01/23 (e)	4,260
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	1
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
404	7.380%, 05/15/48 (i)	—	(h)
47	7.380%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		175,401

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,741
9,005	7.000%, 05/20/22	9,681
3,912	Global Partners LP/GLP Finance Corp., 6.250%, 07/15/22	3,853
7,610	VWR Funding, Inc., 7.250%, 09/15/17	7,905

		31,180

	Diversified Consumer Services — 0.1%
	Service Corp. International,
3,232	5.375%, 05/15/24	3,426
10,170	8.000%, 11/15/21	12,102

		15,528

	Hotels, Restaurants & Leisure — 3.6%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
3,952	4.625%, 01/15/22 (e)	3,957

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
14,450	6.000%, 04/01/22 (e)	14,985
4,608	Boyd Gaming Corp., 6.875%, 05/15/23	4,689
5,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	5,440
4,193	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21	4,382
5,357	Choice Hotels International, Inc., 5.750%, 07/01/22	5,826
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	11,755
5,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	5,339
7,300	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	7,355
6,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	6,285
5,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	6,340
8,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	8,430
	Isle of Capri Casinos, Inc.,
3,000	5.875%, 03/15/21 (e)	3,105
15,795	8.875%, 06/15/20	17,177
8,315	Landry’s, Inc., 9.375%, 05/01/20 (e)	8,949
	MGM Resorts International,
8,175	6.000%, 03/15/23	8,471
7,390	6.625%, 12/15/21	7,944
6,750	6.750%, 10/01/20	7,315
17,420	7.750%, 03/15/22	19,728
13,670	8.625%, 02/01/19	15,721
11,925	11.375%, 03/01/18	14,340
8,886	MTR Gaming Group, Inc., 11.500%, 08/01/19	9,486
5,014	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	5,183
	Pinnacle Entertainment, Inc.,
2,827	6.375%, 08/01/21	3,018
2,000	7.750%, 04/01/22	2,210
3,325	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	3,325
3,860	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	4,053
6,813	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	6,932
	Scientific Games International, Inc.,
8,800	7.000%, 01/01/22 (e)	9,174
21,140	10.000%, 12/01/22	20,453
12,110	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	12,231
13,160	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	14,739
2,301	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,376
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23 (e)	6,060
14,296	Station Casinos LLC, 7.500%, 03/01/21	15,225
10,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	10,678
	Viking Cruises Ltd., (Bermuda),
4,630	6.250%, 05/15/25 (e)	4,642
12,412	8.500%, 10/15/22 (e)	13,901
20,445	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	20,445
18,626	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	18,114

		369,778

	Household Durables — 1.1%
4,028	Brookfield Residential Properties, Inc., (Canada), 6.375%, 05/15/25 (e)	4,013
7,814	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	7,853
1,800	Century Communities, Inc., 6.875%, 05/15/22 (e)	1,791
12,350	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	12,690
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,287
4,242	4.500%, 11/15/19	4,316
8,300	4.750%, 05/30/25	8,113
5,106	6.950%, 06/01/18	5,610
6,440	Series B, 12.250%, 06/01/17	7,672
8,157	M/I Homes, Inc., 8.625%, 11/15/18	8,483
	Meritage Homes Corp.,
7,563	7.000%, 04/01/22	8,130
1,990	7.150%, 04/15/20	2,149
	Standard Pacific Corp.,
4,519	5.875%, 11/15/24	4,700
9,130	8.375%, 01/15/21	10,682
8,644	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	8,763

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Durables — continued
9,675	WCI Communities, Inc., 6.875%, 08/15/21	10,086
5,280	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	5,029

		114,367

	Internet & Catalog Retail — 0.5%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,620
7,800	5.500%, 02/15/22 (e)	8,131
10,860	5.750%, 03/01/24	11,349
2,800	5.875%, 02/15/25 (e)	2,926
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,145
12,702	11.500%, 04/01/18	11,622

		49,793

	Media — 6.6%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	9
1,450	8.125%, 07/15/03 (d)	13
3,175	9.375%, 11/15/09 (d)	28
3,500	10.875%, 10/01/10 (d)	30
	Altice S.A., (Luxembourg),
11,939	7.625%, 02/15/25 (e)	11,790
23,621	7.750%, 05/15/22 (e)	23,857
5,755	AMC Entertainment, Inc., 5.875%, 02/15/22	6,000
	Cablevision Systems Corp.,
732	7.750%, 04/15/18	803
37,704	8.000%, 04/15/20	41,474
	Cenveo Corp.,
6,250	6.000%, 08/01/19 (e)	5,938
9,225	8.500%, 09/15/22 (e)	7,795
7,100	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	6,727
1,621	Cinemark USA, Inc., 5.125%, 12/15/22	1,653
	Clear Channel Worldwide Holdings, Inc.,
19,765	6.500%, 11/15/22	20,704
2,650	Series A, 7.625%, 03/15/20	2,766
26,150	Series B, 6.500%, 11/15/22	27,686
34,151	Series B, 7.625%, 03/15/20	36,115
7,300	CSC Holdings LLC, 8.625%, 02/15/19	8,322
	DISH DBS Corp.,
4,088	5.875%, 07/15/22	4,170
7,319	5.875%, 11/15/24	7,337
68,707	6.750%, 06/01/21	73,387
5,490	7.875%, 09/01/19	6,204
	Gannett Co., Inc.,
5,365	5.500%, 09/15/24 (e)	5,459
12,815	6.375%, 10/15/23	13,648
17,710	Gray Television, Inc., 7.500%, 10/01/20	18,861
9,922	iHeartCommunications, Inc., 9.000%, 12/15/19	9,748
940	Interactive Data Corp., 5.875%, 04/15/19 (e)	947
2,000	Lamar Media Corp., 5.000%, 05/01/23	2,030
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	10,134
10,875	LIN Television Corp., 5.875%, 11/15/22 (e)	11,147
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,177
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	6,160
14,005	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	14,057
	Numericable-SFR SAS, (France),
1,165	4.875%, 05/15/19 (e)	1,172
42,550	6.000%, 05/15/22 (e)	42,922
11,702	6.250%, 05/15/24 (e)	11,863
4,425	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	4,635
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,918
3,825	Quebecor, Inc., (Canada), 9.750%, 07/15/15 (d)	5
7,506	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	7,994
	Regal Entertainment Group,
17,730	5.750%, 03/15/22	18,262
1,975	5.750%, 02/01/25	1,985
	Sinclair Television Group, Inc.,
14,930	5.375%, 04/01/21	15,191
9,985	5.625%, 08/01/24 (e)	10,085
1,980	6.125%, 10/01/22	2,089
3,500	6.375%, 11/01/21	3,693
	Sirius XM Radio, Inc.,
4,200	4.625%, 05/15/23 (e)	4,053
6,250	5.375%, 04/15/25 (e)	6,260
9,771	5.750%, 08/01/21 (e)	10,174
8,395	5.875%, 10/01/20 (e)	8,741
8,680	6.000%, 07/15/24 (e)	9,007
10,639	Time Warner Cable, Inc., 7.300%, 07/01/38	12,404

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
4,850	5.000%, 01/15/25 (e)	4,814
2,725	5.500%, 01/15/23 (e)	2,810
	Univision Communications, Inc.,
24,155	5.125%, 05/15/23 (e)	24,216
35,677	6.750%, 09/15/22 (e)	38,620
10,625	8.500%, 05/15/21 (e)	11,329
	Videotron Ltd., (Canada),
2,099	5.000%, 07/15/22	2,167
9,771	5.375%, 06/15/24 (e)	10,138
	WMG Acquisition Corp.,
4,000	5.625%, 04/15/22 (e)	4,080
16,439	6.750%, 04/15/22 (e)	15,966

		678,769

	Multiline Retail — 0.2%
4,879	Family Tree Escrow LLC, 5.750%, 03/01/23 (e)	5,147
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,176
13,850	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	14,854

		23,177

	Specialty Retail — 0.9%
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	9,246
27,405	8.875%, 03/15/19	13,497
32,700	9.000%, 03/15/19 (e)	29,021
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,465
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,157
	L Brands, Inc.,
4,450	5.625%, 02/15/22	4,839
1,000	5.625%, 10/15/23	1,098
3,275	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,455
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,224
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,452
5,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,388

		88,842

	Textiles, Apparel & Luxury Goods — 0.1%
7,635	Levi Strauss & Co., 5.000%, 05/01/25 (e)	7,606

	Total Consumer Discretionary	1,705,953

	Consumer Staples — 5.0%
	Beverages — 0.7%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,279
5,130	4.250%, 05/01/23	5,181
2,770	4.750%, 11/15/24	2,871
5,050	6.000%, 05/01/22	5,694
	Cott Beverages, Inc.,
18,150	5.375%, 07/01/22 (e)	17,787
14,481	6.750%, 01/01/20 (e)	15,241
25,786	DS Services of America, Inc., 10.000%, 09/01/21 (e)	30,234

		80,287

	Food & Staples Retailing — 1.3%
23,700	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22 (e)	25,596
9,700	Ingles Markets, Inc., 5.750%, 06/15/23	10,064
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,608
5,180	7.450%, 08/01/29	5,025
4,522	8.000%, 05/01/31	4,471
3,877	8.700%, 05/01/30	3,974
	Rite Aid Corp.,
17,966	6.125%, 04/01/23 (e)	18,685
8,000	6.750%, 06/15/21	8,420
26,973	SUPERVALU, Inc., 7.750%, 11/15/22	28,928
10,480	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	10,480
14,195	Tops Holding LLC/Tops Markets LLC, 8.875%, 12/15/17	14,869

		133,120

	Food Products — 2.6%
15,774	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	16,563
9,550	Darling Ingredients, Inc., 5.375%, 01/15/22	9,610
21,829	Dean Foods Co., 6.500%, 03/15/23 (e)	22,702
	H.J. Heinz Co.,
17,065	4.250%, 10/15/20	17,470
7,550	4.875%, 02/15/25 (e)	8,135
	JBS USA LLC/JBS USA Finance, Inc.,
15,522	5.750%, 06/15/25 (e)	15,677
29,765	5.875%, 07/15/24 (e)	30,529
30,846	7.250%, 06/01/21 (e)	32,580
10,948	7.250%, 06/01/21 (e)	11,566

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
17,849	8.250%, 02/01/20 (e)	19,036
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,292
15,659	Post Holdings, Inc., 6.750%, 12/01/21 (e)	15,502
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	16,048
18,701	5.875%, 08/01/21 (e)	19,589
20,959	6.625%, 08/15/22	22,652
2,325	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,395

		267,346

	Household Products — 0.3%
	Spectrum Brands, Inc.,
9,261	5.750%, 07/15/25 (e)	9,539
3,428	6.125%, 12/15/24 (e)	3,642
8,992	6.625%, 11/15/22	9,644
5,699	6.750%, 03/15/20	5,998

		28,823

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,581
1,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	1,366

		8,947

	Total Consumer Staples	518,523

	Energy — 12.8%
	Energy Equipment & Services — 1.9%
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	5,134
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)	7,980
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	7,056
4,766	FTS International, Inc., VAR, 7.808%, 06/15/20 (e)	4,764
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,922
9,000	7.250%, 10/01/20 (e)	9,787
7,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	5,511
	Parker Drilling Co.,
5,022	6.750%, 07/15/22	4,357
4,046	7.500%, 08/01/20	3,722
5,100	PHI, Inc., 5.250%, 03/15/19	4,934
5,795	Pioneer Energy Services Corp., 6.125%, 03/15/22	4,694
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24	10,066
4,845	6.500%, 12/15/21	4,796
6,400	6.625%, 11/15/20	6,336
17,199	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	13,888
3,000	SESI LLC, 7.125%, 12/15/21	3,210
5,848	Seventy Seven Energy, Inc., 6.500%, 07/15/22	3,670
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	4,671
3,804	7.500%, 07/01/21	3,975
	Transocean, Inc., (Cayman Islands),
23,454	6.375%, 12/15/21	22,076
6,066	6.500%, 11/15/20	5,778
12,244	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	12,060
31,979	Unit Corp., 6.625%, 05/15/21	31,180
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23 (e)	7,532

		191,099

	Oil, Gas & Consumable Fuels — 10.9%
	Antero Resources Corp.,
6,171	5.125%, 12/01/22	6,156
5,085	5.375%, 11/01/21	5,148
15,750	6.000%, 12/01/20	16,144
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,219
4,544	5.625%, 06/01/24 (e)	4,385
9,885	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	10,241
	California Resources Corp.,
8,611	5.000%, 01/15/20	8,202
24,721	5.500%, 09/15/21	23,423
14,778	6.000%, 11/15/24	13,596
	Chesapeake Energy Corp.,
15,633	4.875%, 04/15/22	14,890
10,400	5.375%, 06/15/21	10,244
12,050	6.125%, 02/15/21	12,261
2,100	6.625%, 08/15/20	2,194
8,120	6.875%, 11/15/20	8,567
	Cimarex Energy Co.,
8,442	4.375%, 06/01/24	8,685
7,065	5.875%, 05/01/22	7,621

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
9,830	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	10,285
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,327
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
5,578	6.375%, 03/15/24	4,546
2,000	8.500%, 12/15/19	1,910
	Comstock Resources, Inc.,
3,300	7.750%, 04/01/19	1,568
5,547	9.500%, 06/15/20	2,690
9,750	10.000%, 03/15/20 (e)	9,409
	Concho Resources, Inc.,
10,601	5.500%, 10/01/22	10,760
5,239	5.500%, 04/01/23	5,318
4,585	6.500%, 01/15/22	4,814
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	7,898
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	9,490
9,272	6.250%, 04/01/23 (e)	9,765
8,860	Diamondback Energy, Inc., 7.625%, 10/01/21	9,524
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	20,108
4,917	7.500%, 10/15/20	5,617
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	8,976
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23 (e)	6,991
10,802	7.750%, 09/01/22	11,342
9,485	9.375%, 05/01/20	10,303
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,275	5.625%, 06/15/24	8,151
10,088	5.750%, 02/15/21	10,088
5,790	6.000%, 05/15/23	5,862
18,528	Halcon Resources Corp., 9.250%, 02/15/22	12,877
	Hilcorp Energy I LP/Hilcorp Finance Co.,
12,565	5.000%, 12/01/24 (e)	12,219
15,000	5.750%, 10/01/25 (e)	14,991
20,565	7.625%, 04/15/21 (e)	21,439
3,140	8.000%, 02/15/20 (e)	3,266
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	5,997
10,505	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	10,387
15,578	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	13,085
5,746	Kinder Morgan, Inc., 5.000%, 02/15/21 (e)	6,170
9,622	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	7,722
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,309
12,000	4.875%, 12/01/24	12,120
22,632	4.875%, 06/01/25	22,491
4,198	5.500%, 02/15/23	4,366
9,088	6.250%, 06/15/22	10,103
324	6.500%, 08/15/21	347
10,393	6.750%, 11/01/20	10,999
14,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	13,930
	MEG Energy Corp., (Canada),
3,155	6.500%, 03/15/21 (e)	3,060
16,427	7.000%, 03/31/24 (e)	15,852
9,437	Memorial Resource Development Corp., 5.875%, 07/01/22 (e)	9,225
4,070	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	4,141
	Newfield Exploration Co.,
7,500	5.375%, 01/01/26	7,763
8,655	5.625%, 07/01/24	9,109
7,000	5.750%, 01/30/22	7,385
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,755
7,048	6.875%, 10/15/21	7,383
10,495	Oasis Petroleum, Inc., 6.875%, 03/15/22	10,731
	Peabody Energy Corp.,
10,707	6.250%, 11/15/21	5,273
23,800	10.000%, 03/15/22 (e)	18,326
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19	1,342
11,480	8.500%, 05/01/20	10,849
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	10,196
16,662	5.375%, 10/01/22	16,745
18,569	6.875%, 03/01/21	19,823

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Range Resources Corp.,
9,108	5.000%, 03/15/23	9,108
1,080	6.750%, 08/01/20	1,123
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	4,191
8,792	5.000%, 10/01/22	9,193
10,500	5.500%, 04/15/23	10,868
12,277	5.875%, 03/01/22	13,443
8,672	6.500%, 07/15/21	9,271
11,760	Rice Energy, Inc., 7.250%, 05/01/23 (e)	12,230
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	12,933
13,290	5.875%, 06/01/22	14,187
9,692	5.875%, 06/01/24	10,456
3,654	RSP Permian, Inc., 6.625%, 10/01/22 (e)	3,800
3,621	Sabine Oil & Gas Corp., 9.750%, 02/15/17	652
5,938	SemGroup Corp., 7.500%, 06/15/21	6,265
11,750	Seventy Seven Operating LLC, 6.625%, 11/15/19	9,716
	SM Energy Co.,
23,700	5.000%, 01/15/24	23,226
11,750	5.625%, 06/01/25	11,853
15,234	6.500%, 11/15/21	15,920
11,280	6.500%, 01/01/23	11,731
10,030	Stone Energy Corp., 7.500%, 11/15/22	9,253
15,335	Sunoco LP/Sunoco Finance Corp., 6.375%, 04/01/23 (e)	15,948
12,197	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	10,703
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,075
11,585	6.875%, 02/01/21	12,135
4,288	Tesoro Corp., 5.125%, 04/01/24	4,374
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,987	5.500%, 10/15/19 (e)	7,389
9,000	5.875%, 10/01/20	9,423
4,500	6.125%, 10/15/21	4,725
6,576	6.250%, 10/15/22 (e)	6,954
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	15,049
21,384	6.125%, 10/01/24 (e)	19,647
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	5,643
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,798
13,940	Whiting Petroleum Corp., 5.000%, 03/15/19	13,940
	Williams Partners LP/ACMP Finance Corp.,
20,000	4.875%, 05/15/23	20,425
14,383	6.125%, 07/15/22	15,480
	WPX Energy, Inc.,
3,042	5.250%, 01/15/17	3,118
14,134	5.250%, 09/15/24	13,427
41,315	6.000%, 01/15/22	41,625

		1,124,791

	Total Energy	1,315,890

	Financials — 6.5%
	Banks — 2.3%
14,025	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	16,304
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,732
7,626	5.000%, 08/15/22	7,836
55,005	5.250%, 03/15/18	57,480
3,256	5.375%, 05/15/20	3,455
3,676	5.500%, 02/15/19 (e)	3,883
26,345	6.625%, 04/01/18 (e)	28,353
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,121
6,461	6.000%, 12/19/23	7,027
59,525	6.100%, 06/10/23	64,886
35,319	6.125%, 12/15/22	38,947

		239,024

	Capital Markets — 0.1%
	E*TRADE Financial Corp.,
6,715	4.625%, 09/15/23	6,748
5,240	5.375%, 11/15/22	5,476
4,309	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,503

		16,727

	Consumer Finance — 1.4%
12,107	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21 (e)	12,591
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,879
7,206	3.600%, 05/21/18	7,242

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
3,540	4.625%, 05/19/22	3,540
34,577	7.500%, 09/15/20	40,542
12,485	8.000%, 03/15/20	14,763
21,569	8.000%, 11/01/31	26,530
2,325	General Motors Financial Co., Inc., 4.750%, 08/15/17	2,458
	Navient Corp.,
2,378	7.250%, 01/25/22	2,567
19,342	8.000%, 03/25/20	21,808

		140,920

	Diversified Financial Services — 1.1%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	13,681
18,918	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	20,053
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	14,708
14,505	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	15,393
8,511	Highland Ranch, 6.700%, 09/01/20 (i)	8,426
10,170	Horizon Pharma Financing, Inc., 6.625%, 05/01/23 (e)	10,462
3,324	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	3,349
4,123	MSCI, Inc., 5.250%, 11/15/24 (e)	4,303
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,911
3,177	7.875%, 10/01/20	3,225
6,375	9.625%, 05/01/19	6,789
5,900	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,055
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,246

		116,601

	Insurance — 0.8%
8,545	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Class S, 7.875%, 12/15/20 (e)	8,780
	CNO Financial Group, Inc.,
3,713	4.500%, 05/30/20	3,838
10,186	5.250%, 05/30/25	10,568
7,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	8,092
9,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	10,384
13,747	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,668
10,335	National Financial Partners Corp., 9.000%, 07/15/21 (e)	10,451
9,783	USI, Inc., 7.750%, 01/15/21 (e)	9,979

		78,760

	Real Estate Investment Trusts (REITs) — 0.6%
	Crown Castle International Corp.,
5,970	4.875%, 04/15/22	6,194
12,500	5.250%, 01/15/23	13,178
8,270	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,601
5,000	Felcor Lodging LP, 6.000%, 06/01/25 (e)	5,125
15,746	Iron Mountain, Inc., 5.750%, 08/15/24	16,140
3,494	Potlatch Corp., 7.500%, 11/01/19	3,983
7,000	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	7,000

		60,221

	Real Estate Management & Development — 0.1%
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,937
10,600	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	10,282

		13,219

	Thrifts & Mortgage Finance — 0.1%
8,013	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	8,023

	Total Financials	673,495

	Health Care — 10.1%
	Health Care Equipment & Supplies — 1.6%
	Alere, Inc.,
7,858	6.500%, 06/15/20	8,271
250	7.250%, 07/01/18	265
1,265	8.625%, 10/01/18	1,313
	Biomet, Inc.,
20,915	6.500%, 08/01/20	22,118
17,405	6.500%, 10/01/20	18,280
25,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	27,244
3,289	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	2,890
5,100	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	5,253
7,640	Halyard Health, Inc., 6.250%, 10/15/22 (e)	8,041
12,350	Hologic, Inc., 6.250%, 08/01/20	12,798
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,070
8,773	4.750%, 04/15/23	8,422

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
11,040	4.875%, 04/15/20 (e)	11,302
9,330	5.500%, 04/15/25 (e)	9,384
18,382	5.750%, 08/01/22 (e)	19,255
1,685	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	1,698
	Teleflex, Inc.,
2,985	5.250%, 06/15/24	3,045
4,250	6.875%, 06/01/19	4,396

		165,045

	Health Care Providers & Services — 5.8%
	Acadia Healthcare Co., Inc.,
4,910	5.125%, 07/01/22	4,910
4,650	5.625%, 02/15/23 (e)	4,754
4,165	6.125%, 03/15/21	4,311
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,368
7,825	5.625%, 07/15/22	8,011
7,840	Catamaran Corp., (Canada), 4.750%, 03/15/21	8,722
9,241	Centene Corp., 4.750%, 05/15/22	9,703
	CHS/Community Health Systems, Inc.,
10,266	5.125%, 08/15/18	10,561
10,085	5.125%, 08/01/21	10,463
21,505	6.875%, 02/01/22	22,957
10,362	7.125%, 07/15/20	11,048
18,250	8.000%, 11/15/19	19,391
	DaVita HealthCare Partners, Inc.,
15,915	5.000%, 05/01/25	15,816
11,880	5.125%, 07/15/24	12,006
10,500	5.750%, 08/15/22	11,169
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,292
	Fresenius Medical Care U.S. Finance II, Inc.,
6,205	4.125%, 10/15/20 (e)	6,321
4,380	4.750%, 10/15/24 (e)	4,446
8,281	5.625%, 07/31/19 (e)	9,005
10,151	5.875%, 01/31/22 (e)	11,014
6,419	6.875%, 07/15/17	7,013
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	11,054
3,075	6.500%, 09/15/18 (e)	3,413
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,657
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,193
9,680	4.250%, 10/15/19	10,047
6,945	4.750%, 05/01/23	7,188
11,701	5.000%, 03/15/24	12,198
12,185	5.250%, 04/15/25	12,937
20,015	5.375%, 02/01/25	20,616
10,440	5.875%, 03/15/22	11,667
6,800	5.875%, 05/01/23	7,344
23,389	6.500%, 02/15/20	26,108
19,448	7.500%, 02/15/22	22,754
2,200	8.000%, 10/01/18	2,563
	HealthSouth Corp.,
1,695	5.125%, 03/15/23	1,737
9,073	5.750%, 11/01/24	9,368
23,206	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	24,265
2,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	2,954
	LifePoint Health, Inc.,
7,774	5.500%, 12/01/21	8,173
5,450	6.625%, 10/01/20	5,695
23,925	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	25,301
	Omnicare, Inc.,
2,090	4.750%, 12/01/22	2,268
1,090	5.000%, 12/01/24	1,206
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,225
8,041	4.500%, 04/01/21	7,961
5,725	4.750%, 06/01/20	5,825
11,514	5.000%, 03/01/19 (e)	11,485
8,164	5.500%, 03/01/19 (e)	8,266
19,145	6.000%, 10/01/20	20,485
6,204	6.250%, 11/01/18	6,759
6,208	6.750%, 02/01/20	6,518
13,807	8.000%, 08/01/20	14,428
20,453	8.125%, 04/01/22	22,294
15,167	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,267
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,244
3,252	4.750%, 08/01/22 (e)	3,394

		596,138

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Technology — 0.1%
6,853	Emdeon, Inc., 11.000%, 12/31/19	7,504
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,942

		17,446

	Life Sciences Tools & Services — 0.1%
8,195	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	8,318

	Pharmaceuticals — 2.5%
8,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	8,671
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	1
10,070	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	10,133
4,450	Endo Finance LLC, 5.750%, 01/15/22 (e)	4,517
	Endo Finance LLC/Endo Finco, Inc.,
5,300	7.000%, 07/15/19 (e)	5,512
2,880	7.000%, 12/15/20 (e)	3,031
1,959	7.250%, 01/15/22 (e)	2,082
8,650	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 02/01/25 (e)	8,758
6,790	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,926
5,814	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	6,221
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	25,880
6,175	5.500%, 03/01/23 (e)	6,298
6,075	5.625%, 12/01/21 (e)	6,303
47,625	5.875%, 05/15/23 (e)	49,351
28,590	6.125%, 04/15/25 (e)	29,734
22,653	6.375%, 10/15/20 (e)	24,168
19,415	6.750%, 08/15/18 (e)	20,519
3,870	6.750%, 08/15/21 (e)	4,064
17,670	7.000%, 10/01/20 (e)	18,487
3,700	7.250%, 07/15/22 (e)	3,959
11,237	7.500%, 07/15/21 (e)	12,293

		256,908

	Total Health Care	1,043,855

	Industrials — 9.8%
	Aerospace & Defense — 0.6%
3,884	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	4,156
	Bombardier, Inc., (Canada),
8,681	4.750%, 04/15/19 (e)	8,421
9,550	5.500%, 09/15/18 (e)	9,454
9,450	7.500%, 03/15/18 (e)	9,958
2,151	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	1,914
2,700	Orbital ATK, Inc., 5.250%, 10/01/21 (e)	2,801
4,153	Spirit AeroSystems, Inc., 5.250%, 03/15/22	4,361
	TransDigm, Inc.,
6,390	5.500%, 10/15/20	6,390
10,688	6.000%, 07/15/22	10,835
6,065	6.500%, 07/15/24	6,186

		64,476

	Air Freight & Logistics — 0.0% (g)
3,400	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	3,141

	Airlines — 0.7%
9,634	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	10,164
8,715	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	9,783
2,444	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,712
7,045	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	7,415
4,137	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,799
263	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	292
10,655	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	11,667
13,693	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	15,694
7,203	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	7,492
2,378	UAL 2007-1 Pass-Through Trust, Series A, 6.636%, 07/02/22	2,569
1,415	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,546

		74,133

	Building Products — 0.5%
	Building Materials Corp. of America,
12,293	5.375%, 11/15/24 (e)	12,393
2,200	6.750%, 05/01/21 (e)	2,329
	Masco Corp.,
5,625	4.450%, 04/01/25	5,773
1,075	7.125%, 03/15/20	1,270
7,641	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	7,908

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Building Products — continued
9,409	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	10,044
	Unifrax I LLC/Unifrax Holding Co.,
9,850	7.500%, 02/15/19 (e)	10,017
5,415	USG Corp., 5.500%, 03/01/25 (e)	5,605

		55,339

	Commercial Services & Supplies — 2.5%
	ADT Corp. (The),
955	4.125%, 04/15/19	972
38,680	4.125%, 06/15/23	36,262
26,645	6.250%, 10/15/21	28,577
8,314	Aramark Services, Inc., 5.750%, 03/15/20	8,678
24,800	Casella Waste Systems, Inc., 7.750%, 02/15/19	25,482
	Covanta Holding Corp.,
4,800	5.875%, 03/01/24	4,944
3,890	7.250%, 12/01/20	4,123
8,234	Deluxe Corp., 6.000%, 11/15/20	8,707
18,750	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	18,375
	Harland Clarke Holdings Corp.,
6,275	9.250%, 03/01/21 (e)	5,993
1,480	9.750%, 08/01/18 (e)	1,563
32,554	ILFC E-Capital Trust I, VAR, 4.090%, 12/21/65 (e)	31,740
32,786	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	32,294
17,375	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	14,465
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,017
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,850
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 07/15/15 (d) (i)	10
865	6.125%, 07/15/15 (d)	1
6,815	6.500%, 08/01/27 (d) (i)	9
	R.R. Donnelley & Sons Co.,
1,025	6.000%, 04/01/24	1,058
2,710	6.500%, 11/15/23	2,879
1,543	7.250%, 05/15/18	1,709
2,670	7.875%, 03/15/21	3,061
10,935	West Corp., 5.375%, 07/15/22 (e)	10,607

		252,376

	Construction & Engineering — 0.8%
	AECOM,
13,400	5.750%, 10/15/22 (e)	13,869
18,425	5.875%, 10/15/24 (e)	19,162
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,198
15,000	MasTec, Inc., 4.875%, 03/15/23	13,987
24,000	Tutor Perini Corp., 7.625%, 11/01/18	24,840

		82,056

	Electrical Equipment — 0.6%
13,887	Edgewell Personal Care Co., 5.500%, 06/15/25 (e)	13,887
4,465	EnerSys, 5.000%, 04/30/23 (e)	4,521
9,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	9,938
	Sensata Technologies B.V., (Netherlands),
6,293	4.875%, 10/15/23 (e)	6,419
10,014	5.000%, 10/01/25 (e)	10,108
3,801	5.625%, 11/01/24 (e)	4,052
6,660	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	7,110

		56,035

	Industrial Conglomerates — 0.1%
7,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	7,560

	Machinery — 0.8%
	Amsted Industries, Inc.,
1,310	5.000%, 03/15/22 (e)	1,329
2,670	5.375%, 09/15/24 (e)	2,697
15,017	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	15,505
	Bluewater Holding B.V., (Netherlands),
8,100	10.000%, 12/10/19 (e)	7,715
22,400	Reg. S, 10.000%, 12/10/19 (e)	21,336
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,763
5,525	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	5,125
14,640	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,152
3,591	Oshkosh Corp., 5.375%, 03/01/25 (e)	3,717

		82,339

	Marine — 0.5%
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
13,175	7.375%, 01/15/22 (e)	12,022
2,080	8.125%, 02/15/19	1,758

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Marine — continued
14,277	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	13,813
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	5,831
23,067	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	21,222

		54,646

	Professional Services — 0.1%
3,860	IHS, Inc., 5.000%, 11/01/22 (e)	3,889

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
1,440	5.625%, 10/01/24 (e)	1,501
9,989	6.500%, 07/15/22 (e)	10,726
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
12,011	5.125%, 06/01/22 (e)	12,041
7,930	5.250%, 03/15/25 (e)	7,772
19,334	Hertz Corp. (The), 7.375%, 01/15/21	20,228

		52,268

	Trading Companies & Distributors — 2.1%
12,099	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	12,129
	Aircastle Ltd., (Bermuda),
84	5.125%, 03/15/21	88
2,882	6.250%, 12/01/19	3,174
5,969	7.625%, 04/15/20	6,909
19,254	H&E Equipment Services, Inc., 7.000%, 09/01/22	20,313
	HD Supply, Inc.,
6,510	5.250%, 12/15/21 (e)	6,770
16,480	7.500%, 07/15/20	17,819
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,149
4,965	5.875%, 04/01/19	5,430
24,055	6.250%, 05/15/19	26,701
29,982	8.250%, 12/15/20	36,428
6,650	8.625%, 01/15/22	8,346
	United Rentals North America, Inc.,
18,571	4.625%, 07/15/23	18,571
14,695	5.500%, 07/15/25	14,658
9,935	5.750%, 11/15/24	10,097
8,488	6.125%, 06/15/23	8,870
14,000	7.625%, 04/15/22	15,295

		217,747

	Total Industrials	1,006,005

	Information Technology — 4.4%
	Communications Equipment — 1.0%
	Alcatel-Lucent USA, Inc.,
5,897	4.625%, 07/01/17 (e)	6,067
8,207	6.450%, 03/15/29	8,843
4,675	6.750%, 11/15/20 (e)	4,955
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	11,985
15,558	10.500%, 03/01/21 (e)	13,302
7,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,905
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,535
6,095	5.000%, 06/15/21 (e)	6,080
10,967	5.500%, 06/15/24 (e)	10,926
18,825	Goodman Networks, Inc., 12.125%, 07/01/18	16,189
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	7,038
3,965	6.625%, 05/15/39	4,580
6,364	Plantronics, Inc., 5.500%, 05/31/23 (e)	6,459

		106,864

	Electronic Equipment, Instruments & Components — 0.5%
	Belden, Inc.,
6,149	5.250%, 07/15/24 (e)	6,134
597	5.500%, 09/01/22 (e)	612
	Brightstar Corp.,
2,650	7.250%, 08/01/18 (e)	2,809
2,267	9.500%, 12/01/16 (e)	2,345
	CDW LLC/CDW Finance Corp.,
3,636	5.000%, 09/01/23	3,730
5,290	5.500%, 12/01/24	5,541
4,348	6.000%, 08/15/22	4,674
4,726	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	4,950
7,036	Viasystems, Inc., 7.875%, 05/01/19 (e)	7,458
11,800	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	12,803

		51,056

	Internet Software & Services — 0.4%
5,895	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	5,954
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,132

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — continued
4,518	5.375%, 01/01/22	4,702
11,833	5.375%, 04/01/23	12,188
5,648	5.750%, 01/01/25	5,817
	VeriSign, Inc.,
5,954	4.625%, 05/01/23	5,879
4,933	5.250%, 04/01/25 (e)	5,032

		41,704

	IT Services — 1.1%
9,895	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	9,969
	First Data Corp.,
9,460	6.750%, 11/01/20 (e)	10,099
4,340	7.375%, 06/15/19 (e)	4,514
18,302	8.250%, 01/15/21 (e)	19,514
3,550	10.625%, 06/15/21	4,011
3,720	11.250%, 01/15/21	4,176
13,070	11.750%, 08/15/21	14,949
21,168	12.625%, 01/15/21	24,793
3,418	8.750% (cash), 01/15/22 (e) (v)	3,657
1,939	IGATE Corp., 4.750%, 04/15/19	2,026
	SunGard Data Systems, Inc.,
8,170	6.625%, 11/01/19	8,528
5,739	7.625%, 11/15/20	6,069

		112,305

	Semiconductors & Semiconductor Equipment — 0.9%
	Advanced Micro Devices, Inc.,
7,992	6.750%, 03/01/19	7,123
20,232	7.000%, 07/01/24	16,995
770	7.500%, 08/15/22	677
9,140	7.750%, 08/01/20	7,769
	Amkor Technology, Inc.,
4,311	6.375%, 10/01/22	4,419
1,180	6.625%, 06/01/21	1,206
3,004	Entegris, Inc., 6.000%, 04/01/22 (e)	3,139
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,543
5,714	6.000%, 01/15/22 (e)	6,157
	Micron Technology, Inc.,
7,777	5.250%, 08/01/23 (e)	7,777
6,352	5.250%, 01/15/24 (e)	6,288
7,392	5.500%, 02/01/25 (e)	7,336
5,558	5.625%, 01/15/26 (e)	5,461
5,133	5.875%, 02/15/22	5,390
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,392
3,230	5.750%, 02/15/21 (e)	3,408
3,663	5.750%, 03/15/23 (e)	3,901

		94,981

	Software — 0.4%
	Audatex North America, Inc.,
11,712	6.000%, 06/15/21 (e)	12,222
4,602	6.125%, 11/01/23 (e)	4,786
9,642	Infor U.S., Inc., 6.500%, 05/15/22 (e)	10,017
9,959	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,046
5,765	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	5,827

		42,898

	Technology Hardware, Storage & Peripherals — 0.1%
	NCR Corp.,
3,142	5.000%, 07/15/22	3,056
1,090	5.875%, 12/15/21	1,109
2,730	6.375%, 12/15/23	2,812

		6,977

	Total Information Technology	456,785

	Materials — 9.9%
	Chemicals — 2.2%
	Ashland, Inc.,
2,806	3.000%, 03/15/16	2,827
9,538	3.875%, 04/15/18	9,826
12,040	4.750%, 08/15/22	12,281
11,144	Axiall Corp., 4.875%, 05/15/23	10,977
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	13,299
5,000	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	5,050
	Chemours Co. (The),
4,058	6.625%, 05/15/23 (e)	4,119
3,247	7.000%, 05/15/25 (e)	3,304
5,866	Eagle Spinco, Inc., 4.625%, 02/15/21	5,807
8,039	Evolution Escrow Issuer LLC, 7.500%, 03/15/22 (e)	7,999
	Hexion, Inc.,
16,150	6.625%, 04/15/20	15,221
6,016	10.000%, 04/15/20 (e)	6,377

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Huntsman International LLC,
8,000	4.875%, 11/15/20	8,120
4,396	5.125%, 11/15/22 (e)	4,407
	INEOS Group Holdings S.A., (Luxembourg),
3,516	5.875%, 02/15/19 (e)	3,578
2,617	6.125%, 08/15/18 (e)	2,689
	LyondellBasell Industries N.V., (Netherlands),
4,930	5.000%, 04/15/19	5,406
6,000	6.000%, 11/15/21	7,027
	Momentive Performance Materials, Inc.,
10,610	3.880%, 10/24/21	9,562
10,610	8.875%, 10/15/20 (d) (i)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,428
5,135	5.250%, 08/01/23 (e)	5,289
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,201
7,200	Olin Corp., 5.500%, 08/15/22	7,488
8,185	Platform Specialty Products Corp., 6.500%, 02/01/22 (e)	8,594
	PolyOne Corp.,
14,639	5.250%, 03/15/23	14,822
4,070	7.375%, 09/15/20	4,263
	Rain CII Carbon LLC/CII Carbon Corp.,
10,845	8.000%, 12/01/18 (e)	10,628
10,856	8.250%, 01/15/21 (e)	10,530
	W.R. Grace & Co.-Conn,
6,902	5.125%, 10/01/21 (e)	7,126
2,300	5.625%, 10/01/24 (e)	2,421

		220,666

	Construction Materials — 1.6%
28,654	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	31,591
	Cemex Finance LLC,
2,200	6.000%, 04/01/24 (e)	2,221
25,230	9.375%, 10/12/22 (e)	28,478
2,194	9.660%, 02/14/17 (i)	2,194
	Cemex S.A.B. de C.V., (Mexico),
4,954	4.667%, 02/14/17 (i)	4,954
25,010	5.700%, 01/11/25 (e)	24,635
4,443	6.125%, 05/05/25 (e)	4,510
9,800	6.500%, 12/10/19 (e)	10,438
10,513	7.250%, 01/15/21 (e)	11,238
6,750	Headwaters, Inc., 7.250%, 01/15/19	7,088
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,534
	Vulcan Materials Co.,
10,949	4.500%, 04/01/25	11,058
16,510	7.500%, 06/15/21	19,647

		165,586

	Containers & Packaging — 1.6%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	477
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
5,971	6.250%, 01/31/19 (e)	6,076
1,694	7.000%, 11/15/20 (e)	1,736
7,119	9.125%, 10/15/20 (e)	7,582
4,195	Ball Corp., 5.000%, 03/15/22	4,310
	Berry Plastics Corp.,
8,685	5.125%, 07/15/23	8,642
3,590	5.500%, 05/15/22	3,673
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
3,355	5.625%, 12/15/16 (e)	3,376
6,810	6.000%, 06/15/17 (e)	6,878
	Cascades, Inc., (Canada),
8,455	5.500%, 07/15/22 (e)	8,413
7,225	5.750%, 07/15/23 (e)	7,171
3,508	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	582
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,644
4,075	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,228
	Owens-Brockway Glass Container, Inc.,
7,890	5.000%, 01/15/22 (e)	8,048
2,908	5.375%, 01/15/25 (e)	2,930
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
29,900	5.750%, 10/15/20	31,133
15,600	6.875%, 02/15/21	16,458
4,114	7.125%, 04/15/19	4,253
8,800	8.250%, 02/15/21	9,273
6,905	9.875%, 08/15/19	7,319
	Sealed Air Corp.,
8,745	5.125%, 12/01/24 (e)	8,898
3,594	5.250%, 04/01/23 (e)	3,693
6,000	6.500%, 12/01/20 (e)	6,690

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
212	8.375%, 09/15/21 (e)	238

		167,721

	Metals & Mining — 4.0%
7,165	AK Steel Corp., 8.750%, 12/01/18	7,577
	Alcoa, Inc.,
13,755	5.125%, 10/01/24	14,683
7,011	5.400%, 04/15/21	7,625
11,368	5.870%, 02/23/22	12,647
10,506	5.900%, 02/01/27	11,452
5,000	5.950%, 02/01/37	5,200
7,231	6.150%, 08/15/20	8,138
14,394	6.750%, 01/15/28	16,445
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,597
5,531	7.875%, 11/01/20	5,738
	ArcelorMittal, (Luxembourg),
4,005	5.125%, 06/01/20	4,065
4,335	6.125%, 06/01/25	4,405
10,000	6.250%, 03/01/21	10,550
52,325	7.000%, 02/25/22	57,165
4,850	7.750%, 10/15/39	4,988
18,050	10.600%, 06/01/19	21,886
4,765	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	4,908
20,177	Coeur Mining, Inc., 7.875%, 02/01/21	17,352
	Commercial Metals Co.,
5,360	4.875%, 05/15/23	5,092
6,001	7.350%, 08/15/18	6,511
3,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	3,180
	First Quantum Minerals Ltd., (Canada),
9,741	6.750%, 02/15/20 (e)	9,522
9,861	7.000%, 02/15/21 (e)	9,553
5,366	7.250%, 05/15/22 (e)	5,171
22,176	Hecla Mining Co., 6.875%, 05/01/21	21,012
8,422	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	9,012
7,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	7,495
	Lundin Mining Corp., (Canada),
7,500	7.500%, 11/01/20 (e)	8,109
10,350	7.875%, 11/01/22 (e)	11,198
	New Gold, Inc., (Canada),
12,192	6.250%, 11/15/22 (e)	12,207
8,261	7.000%, 04/15/20 (e)	8,623
18,135	Novelis, Inc., (Canada), 8.750%, 12/15/20	19,319
6,715	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	6,430
4,850	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	4,935
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	8,160
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	5,923
3,800	5.250%, 04/15/23	3,885
8,660	5.500%, 10/01/24	8,931
5,017	6.375%, 08/15/22	5,368
3,650	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	3,741
8,100	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	6,237

		408,035

	Paper & Forest Products — 0.5%
	Clearwater Paper Corp.,
5,255	4.500%, 02/01/23	5,137
2,969	5.375%, 02/01/25 (e)	3,006
14,500	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	13,920
2,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	2,854
	Mercer International, Inc.,
2,550	7.000%, 12/01/19	2,690
8,538	7.750%, 12/01/22	9,200
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	6,171
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23	1,936
	Sappi Papier Holding GmbH, (Austria),
2,350	7.750%, 07/15/17 (e)	2,547
3,779	8.375%, 06/15/19 (e)	4,015
2,848	Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19	2,079

		53,555

	Total Materials	1,015,563

	Telecommunication Services — 10.1%
	Diversified Telecommunication Services — 6.3%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,770
14,317	6.625%, 02/15/23 (e)	14,836
4,264	7.875%, 12/15/19 (e)	4,499

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
5,814	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	5,959
7,988	Altice U.S. Finance I Corp., 5.375%, 07/15/23 (e)	7,988
	CCO Holdings LLC/CCO Holdings Capital Corp.,
11,880	5.125%, 05/01/23 (e)	11,939
8,572	5.250%, 09/30/22	8,701
12,543	5.375%, 05/01/25 (e)	12,637
5,436	5.875%, 05/01/27 (e)	5,477
11,300	CenturyLink, Inc., 5.625%, 04/01/25 (e)	10,919
14,718	Cincinnati Bell, Inc., 8.375%, 10/15/20	15,583
4,035	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	4,786
48,995	Embarq Corp., 7.995%, 06/01/36	56,222
	Frontier Communications Corp.,
15,235	8.500%, 04/15/20	16,301
12,142	8.750%, 04/15/22	12,673
22,468	9.250%, 07/01/21	24,603
	Intelsat Jackson Holdings S.A., (Luxembourg),
10,849	5.500%, 08/01/23	9,964
44,918	6.625%, 12/15/22	41,774
9,615	7.250%, 04/01/19	9,855
23,530	7.250%, 10/15/20	23,854
1,250	7.500%, 04/01/21	1,269
18,818	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	16,983
5,514	Level 3 Communications, Inc., 5.750%, 12/01/22	5,631
	Level 3 Financing, Inc.,
15,608	5.125%, 05/01/23 (e)	15,647
36,322	5.375%, 05/01/25 (e)	36,141
4,460	5.625%, 02/01/23 (e)	4,605
13,451	6.125%, 01/15/21	14,258
16,243	7.000%, 06/01/20	17,400
7,700	8.625%, 07/15/20	8,306
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	8,050
19,854	7.750%, 02/15/31	21,045
4,750	Qwest Corp., 7.250%, 09/15/25	5,525
	Sprint Capital Corp.,
10,845	6.875%, 11/15/28	9,788
24,861	8.750%, 03/15/32	25,358
9,817	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	9,829
586	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	639
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,753
5,659	5.750%, 01/15/25 (e)	5,786
2,090	6.000%, 10/15/24 (e)	2,179
6,982	6.375%, 04/15/23 (e)	7,419
	Virgin Media Secured Finance plc, (United Kingdom),
6,500	5.250%, 01/15/26 (e)	6,508
3,596	5.375%, 04/15/21 (e)	3,767
	Wind Acquisition Finance S.A., (Luxembourg),
10,302	4.750%, 07/15/20 (e)	10,379
11,525	7.375%, 04/23/21 (e)	12,015
	Windstream Services LLC,
2,886	6.375%, 08/01/23	2,424
3,368	7.500%, 06/01/22	3,073
28,122	7.500%, 04/01/23	25,240
20,055	7.750%, 10/01/21	18,952
465	7.875%, 11/01/17	501
	Zayo Group LLC/Zayo Capital, Inc.,
20,285	6.000%, 04/01/23 (e)	20,427
5,490	6.375%, 05/15/25 (e)	5,504
8,179	10.125%, 07/01/20	9,242

		647,983

	Wireless Telecommunication Services — 3.8%
41,181	NII Capital Corp., 7.625%, 04/01/21 (d)	11,531
	NII International Telecom S.C.A., (Luxembourg),
13,509	7.875%, 08/15/19 (d) (e)	12,496
12,873	11.375%, 08/15/19 (d) (e)	12,036
10,230	SBA Communications Corp., 4.875%, 07/15/22 (e)	10,288
674	SBA Telecommunications, Inc., 5.750%, 07/15/20	708
19,214	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	19,742
	Sprint Communications, Inc.,
12,728	6.000%, 12/01/16	13,237
19,907	7.000%, 03/01/20 (e)	21,972
36,790	7.000%, 08/15/20	37,526
41,426	9.000%, 11/15/18 (e)	47,485
5,758	11.500%, 11/15/21	6,996

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Sprint Corp.,
30,534	7.125%, 06/15/24	29,541
8,129	7.250%, 09/15/21	8,180
20,734	7.625%, 02/15/25	20,339
11,644	7.875%, 09/15/23	11,841
	T-Mobile USA, Inc.,
4,836	5.250%, 09/01/18	4,999
6,870	6.000%, 03/01/23	7,132
10,105	6.125%, 01/15/22	10,598
12,564	6.250%, 04/01/21	13,255
8,600	6.375%, 03/01/25	8,976
4,376	6.464%, 04/28/19	4,521
4,862	6.500%, 01/15/24	5,129
7,125	6.625%, 11/15/20	7,463
13,487	6.625%, 04/01/23	14,195
12,753	6.633%, 04/28/21	13,599
27,337	6.731%, 04/28/22	29,114
9,090	6.836%, 04/28/23	9,681

		392,580

	Total Telecommunication Services	1,040,563

	Utilities — 3.3%
	Electric Utilities — 0.2%
7,603	RJS Power Holdings LLC, 5.125%, 07/15/19 (e)	7,546
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 4.664%, 10/01/20	9,879

		17,425

	Gas Utilities — 0.8%
1,495	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,573
5,808	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	5,917
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385	5.625%, 07/15/22	5,372
7,384	5.625%, 11/15/23 (e)	7,273
	Sabine Pass Liquefaction LLC,
11,000	5.625%, 02/01/21	11,357
30,157	5.625%, 04/15/23	30,685
9,640	5.625%, 03/01/25 (e)	9,640
9,090	5.750%, 05/15/24	9,238
4,000	6.250%, 03/15/22	4,210

		85,265

	Independent Power & Renewable Electricity Producers — 2.3%
	AES Corp.,
5,190	4.875%, 05/15/23	4,983
20,474	5.500%, 03/15/24	20,576
10,165	5.500%, 04/15/25	9,987
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,886
10,700	5.500%, 02/01/24	10,673
9,821	5.750%, 01/15/25	9,883
18,374	5.875%, 01/15/24 (e)	19,660
7,500	6.000%, 01/15/22 (e)	8,025
	Dynegy, Inc.,
10,000	5.875%, 06/01/23	9,950
11,000	6.750%, 11/01/19 (e)	11,632
14,380	7.375%, 11/01/22 (e)	15,315
4,900	7.625%, 11/01/24 (e)	5,255
31,373	GenOn Energy, Inc., 9.875%, 10/15/20	32,314
	NRG Energy, Inc.,
11,000	6.250%, 05/01/24	11,248
20,000	6.625%, 03/15/23	20,900
18,000	7.875%, 05/15/21	19,282
9,004	PPL Energy Supply LLC, 6.500%, 06/01/25 (e)	9,188
5,992	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	6,187

		234,944

	Total Utilities	337,634

	Total Corporate Bonds (Cost $8,967,492)	9,114,266

Preferred Securities — 1.2% (x)
	Financials — 1.2%
	Banks — 0.9%
17,418	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	17,583
5,060	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	5,410
	Citigroup, Inc.,
10,546	VAR, 5.950%, 01/30/23	10,559
15,310	Series O, VAR, 5.875%, 03/27/20	15,425
7,340	Series P, VAR, 5.950%, 05/15/25	7,230
11,709	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	11,738
7,503	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	7,653

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — continued
	Banks — continued
10,689	Wells Fargo & Co., Series S, VAR, 5.900%, 06/15/24	11,010

		86,608

	Capital Markets — 0.3%
	Goldman Sachs Group, Inc. (The),
10,384	Series L, VAR, 5.700%, 05/10/19	10,498
9,854	Series M, VAR, 5.375%, 05/10/20	9,829
	Morgan Stanley,
5,515	Series H, VAR, 5.450%, 07/15/19	5,529
7,617	Series J, VAR, 5.550%, 07/15/20	7,645

		33,501

	Total Preferred Securities (Cost $118,666)	120,109

SHARES
Common Stocks — 0.2%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,020

	Specialty Retail — 0.0% (g)
116	Neebo, Inc. (a) (i)	444

	Total Consumer Discretionary	1,464

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (i)	25
106	Somerset Cayuga Holding Co., Inc. (a) (i)	2,316

	Total Financials	2,341

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
15	General Maritime Corp., Class A (a) (i)	191

	Materials — 0.1%
	Construction Materials — 0.1%
81	U.S. Concrete, Inc. (a)	3,078

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a) (i)	—	(h)

	Total Materials	3,078

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
250	Dynegy, Inc. (a)	8,085

	Total Common Stocks (Cost $9,472)	15,159

Preferred Stocks — 0.8%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	1
1	Spanish Broadcasting System, Inc., Series B, 10.750% (PIK), 06/29/15 ($1000 par value) (v) @	1,057

	Total Consumer Discretionary	1,058

	Financials — 0.7%
	Consumer Finance — 0.3%
14	Ally Financial, Inc., Series G, 7.000%, 06/29/15 ($1000 par value) (e) @	14,088
646	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	16,835

		30,923

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,790
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.395%, 06/29/15 ($1000 par value) @	27,690

		37,480

	Total Financials	68,403

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1000 par value) (e) @	13,150

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a) (i)	—	(h)

	Total Preferred Stocks (Cost $78,562)	82,611

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 7.0%
	Consumer Discretionary — 2.6%
	Auto Components — 0.1%
4,969	Remy International, Inc., Term Loan, VAR, 4.250%, 03/05/20	4,969

	Automobiles — 0.3%
13,704	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	13,713
15,656	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	15,656

		29,369

	Diversified Consumer Services — 0.0% (g)
4,838	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	4,827

	Hotels, Restaurants & Leisure — 0.2%
3,637	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	3,637
5,282	Intrawest Resorts Holdings, Inc., Initia Term Loan, VAR, 4.750%, 12/09/20	5,312
5,841	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	5,862
6,259	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	6,283

		21,094

	Internet & Catalog Retail — 0.1%
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.527%, 01/30/17	4,905

	Leisure Products — 0.2%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	14,933
8,450	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	8,207

		23,140

	Media — 1.1%
44,235	iHeartCommunications, Inc., Term Loan D, VAR, 6.935%, 01/30/19	41,305
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.685%, 07/30/19	19,039
10,427	TWCC Holding Corp., Term Loan, VAR, 3.500%, 02/13/17 ^	10,386
11,646	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	11,626
22,458	Univision Communications, Inc., Replacement First-Lien Term Loan, VAR, 4.000%, 03/01/20	22,418
6,949	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	6,839
5,168	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	5,119

		116,732

	Multiline Retail — 0.2%
17,521	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	17,488

	Specialty Retail — 0.4%
14,850	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	13,496
2,849	Party City Holdings, Inc., Term Loan, VAR, 4.000%, 07/27/19	2,852
8,466	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	8,490
9,628	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,658
8,333	Staples, Inc., Term Loan, 0.000%, 04/21/21 ^	8,339

		42,835

	Total Consumer Discretionary	265,359

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.3%
12,040	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	12,109
23,710	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	23,769

		35,878

	Food Products — 0.4%
3,960	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,980
10,374	H.J. Heinz Co., Term B-2 Loan, VAR, 3.250%, 06/05/20	10,376
3,684	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	3,695
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,773
2,955	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,945
13,435	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	13,388

		37,157

	Household Products — 0.1%
7,921	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	7,949

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Household Products — continued
4,433	Spectrum Brands, Inc., 1st Lien Term Loan C, VAR, 3.500%, 09/04/19	4,441

		12,390

	Total Consumer Staples	85,425

	Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
3,342	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,675
3,393	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	2,850

		5,525

	Oil, Gas & Consumable Fuels — 0.4%
2,759	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,752
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	7,480
6,806	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	6,693
3,790	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	3,799
3,940	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	3,513
8,733	Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18	3,499
4,925	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 6.000%, 03/31/22	4,962
4,136	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/10/20 ^	4,126

		36,824

	Total Energy	42,349

	Financials — 0.3%
	Consumer Finance — 0.1%
11,879	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	11,772

	Diversified Financial Services — 0.2%
22,663	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	22,313

	Total Financials	34,085

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,792

	Pharmaceuticals — 0.0% (g)
1,327	Ceva Logistics Holdings, Inc., U.S. Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	1,260

	Total Health Care	7,052

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
3,242	Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17	3,226

	Air Freight & Logistics — 0.0% (g)
166	Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	157
962	Ceva Group plc, Dutch B.V. Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	914
921	Ceva Group plc, Synthetic Letter of Credit, Pre-Funded L/C Loan, (United Kingdom), VAR, 0.175%, 03/19/21	875

		1,946

	Airlines — 0.1%
11,306	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	11,298

	Building Products — 0.1%
6,077	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	6,096

	Commercial Services & Supplies — 0.1%
10,915	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.525%, 06/30/17	10,920

	Construction & Engineering — 0.0% (g)
1,565	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	1,577

	Industrial Conglomerates — 0.0% (g)
2,159	Autoparts Holdings Ltd., Term Loan, VAR, 6.500%, 07/29/17	2,075

	Machinery — 0.0% (g)
1,995	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	1,948

	Marine — 0.1%
2,623	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	2,363
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	4,994

		7,357

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Trading Companies & Distributors — 0.1%
5,329	McJunkin Red Man Corp., Term Loan, VAR, 5.576%, 11/08/19	5,295

	Total Industrials	51,738

	Information Technology — 0.9%
	Communications Equipment — 0.2%
12,654	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.685%, 10/26/17	12,600
3,867	Avaya, Inc., Term Loan B-6, VAR, 6.500%, 03/31/18	3,864
4,233	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/24/22	4,273

		20,737

	Electronic Equipment, Instruments & Components — 0.2%
15,200	Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20 ^	15,206

	Internet Software & Services — 0.1%
7,086	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.750%, 05/13/21	7,108

	IT Services — 0.2%
20,200	First Data Corp., 2018 Dollar Term Loan, VAR, 3.685%, 03/23/18	20,184
4,436	First Data Corp., 2018 Term Loan, VAR, 3.685%, 09/24/18	4,432

		24,616

	Semiconductors & Semiconductor Equipment — 0.2%
9,311	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	9,334
11,392	On Semiconductor Corp., Term Loan, VAR, 2.025%, 01/02/18	11,107

		20,441

	Total Information Technology	88,108

	Materials — 0.2%
	Chemicals — 0.2%
12,732	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	12,724
3,190	AZ Chemical Ltd., 2nd Lien Initial Term Loan, VAR, 7.500%, 06/10/22	3,161
1,489	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	1,519

		17,404

	Construction Materials — 0.0% (g)
1,797	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	1,806

	Metals & Mining — 0.0% (g)
1,200	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	1,125
5,596	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	5,065

		6,190

	Total Materials	25,400

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
10,645	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,743
2,169	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	2,173
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	617
5,100	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	5,100

		18,633

	Wireless Telecommunication Services — 0.1%
4,551	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19 ^	4,352
5,491	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19 ^	5,244

		9,596

	Total Telecommunication Services	28,229

	Utilities — 0.9%
	Electric Utilities — 0.9%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.668%, 10/10/17 (d)	50,553
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.668%, 10/10/16 (d)	42,213

	Total Utilities	92,766

	Total Loan Assignments (Cost $763,101)	720,511

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
52	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—	(h)
112	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—	(h)

	Total Consumer Discretionary	—	(h)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — continued
	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	12

	Total Warrants (Cost $1)	12

PRINCIPAL AMOUNT($)
Short-Term Investments— 1.8%
	U.S. Treasury Obligation— 0.0% (g)
6,145	U.S. Treasury Bill, 0.067%, 06/04/15 (n)	6,145

SHARES
	Investment Company — 1.8%
183,298	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	183,298

	Total Short-Term Investments (Cost $189,443)	189,443

	Total Investments — 99.6% (Cost $10,137,812)	10,255,303
	Other Assets in Excess of Liabilities — 0.4%	37,903

	NET ASSETS — 100.0%	$10,293,206

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2015.
^	—	All or a portion of the security is unsettled as of May 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,954
Aggregate gross unrealized depreciation	(231,463)

Net unrealized appreciation/depreciation	$117,491

Federal income tax cost of investments	$10,137,812

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,464		$1,464
Financials	—	—	2,341		2,341
Industrials	—	—	191		191
Materials	3,078	—	—	(a)	3,078
Utilities	8,085	—	—		8,085

Total Common Stocks	11,163	—	3,996		15,159

Preferred Stocks
Consumer Discretionary	1,057	—	1		1,058
Financials	68,403	—	—		68,403
Industrials	13,150	—	—		13,150
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	82,610	—	1		82,611

Debt Securities
Asset-Backed Securities	—	—	4,596		4,596
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	8,596		8,596

Total Convertible Bonds	—	—	8,596		8,596

Corporate Bonds
Consumer Discretionary	—	1,689,937	16,016		1,705,953
Consumer Staples	—	518,523	—		518,523
Energy	—	1,315,890	—		1,315,890
Financials	—	665,069	8,426		673,495
Health Care	—	1,043,854	1		1,043,855
Industrials	—	931,853	74,152		1,006,005
Information Technology	—	456,785	—		456,785
Materials	—	1,007,833	7,730		1,015,563
Telecommunication Services	—	1,040,563	—		1,040,563
Utilities	—	337,634	—		337,634

Total Corporate Bonds	—	9,007,941	106,325		9,114,266

Preferred Securities
Financials	—	120,109	—		120,109
Loan Assignments
Consumer Discretionary	—	265,359	—		265,359
Consumer Staples	—	85,425	—		85,425
Energy	—	42,349	—		42,349
Financials	—	34,085	—		34,085
Health Care	—	7,052	—		7,052
Industrials	—	51,738	—		51,738
Information Technology	—	88,108	—		88,108
Materials	—	25,400	—		25,400
Telecommunication Services	—	28,229	—		28,229
Utilities	—	92,766	—		92,766

Total Loan Assignments	—	720,511	—		720,511

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	12		12

Total Warrants	—	—	12		12

Short-Term Investments
Investment Company	$183,298	$—	$—		$183,298
U.S. Treasury Obligation	—	6,145	—		6,145

Total Investments in Securities	$277,071	$9,854,706	$123,526		$10,255,303

(a)	Amount rounds to less than $1,000.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$5,743		$—	$151	$7	$—	$(1,305)	$—	$—	$4,596
Common Stocks - Consumer Discretionary	1,336		—	128	—	—	—	—	—	1,464
Common Stocks - Financials	2,883		—	(542)	—	—	—	—	—	2,341
Common Stocks - Industrials	116		—	75	—	—	—	—	—	191
Common Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds - Utilities	11,989		—	(3,393)	—	—	—	—	—	8,596
Corporate Bonds - Consumer Discretionary	3,368		—	(195)	(113)	4	(46)	12,998	—	16,016
Corporate Bonds - Financials	9,109		—	(6)	4	—	(681)	—	—	8,426
Corporate Bonds - Health Care	1		—	—	—	—	—	—	—	1
Corporate Bonds - Industrials	76,751		91	(1,149)	159	1,044	(2,744)	—	—	74,152
Corporate Bonds - Materials	7,656		—	61	13	—	—	—	—	7,730
Corporate Bonds - Utilities	16		(240)	228	—	—	(4)	—	—	—
Preferred Stocks - Consumer Discretionary	994		—	— (a)	—	—	—	—	(993)	1
Preferred Stocks - Materials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(b)	—	12	—	—	—	—	—	12

Total	$119,962		$(149)	$(4,630)	$70	$1,048	$(4,780)	$12,998	$(993)	$123,526

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(4,857,000).

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at May 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$191		Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)
	—		Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	191
	—	(b)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—	(b)
	3,909		Market Comparable Companies	EBITDA Multiple (c)	6.80x (6.80x)
				Discount for lack of marketability (a)	10.00% (N/A)
				Probability of Default	99.99% (N/A)

Corporate Bond	3,909
	4,596		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% - 5.00% (4.75%) 2.00% - 2.50% (2.25%)
				Constant Prepayment Rate	2.00% N/A)
				Constant Default Rate	5.00% (N/A)
				Yield (Discount Rate of Cash Flows)	7.60% (N/A)

Asset-Backed Securities	4,596
Warrants	12		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$8,708

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $114,818,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 19.1%
1,751	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,701
	Ally Auto Receivables Trust,
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,946
1,831	Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,834
	American Credit Acceptance Receivables Trust,
750	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	750
713	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	713
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,576
1,487	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2, 0.570%, 07/10/17	1,486
643	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.456%, 08/25/33	631
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.765%, 07/25/32	84
799	Series 2002-BC6, Class M1, VAR, 1.310%, 08/25/32	697
2,935	Series 2002-BC9, Class M1, VAR, 1.835%, 12/25/32	2,565
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
88	Series 1997-2, Class M1A, VAR, 0.740%, 06/25/27	87
688	Series 1998-1, Class M1A, VAR, 0.830%, 01/25/28	654
793	Series 1998-3, Class M1A, VAR, 0.815%, 09/25/28	737
391	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.807%, 12/15/33	384
644	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	644
2,321	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	2,322
1,171	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,170
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	7,002
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.426%, 01/25/35	2,560
1,333	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.085%, 12/25/33	1,246
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,133
450	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.285%, 05/25/37	430
	California Republic Auto Receivables Trust,
1,848	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	1,857
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,684
	Capital Auto Receivables Asset Trust,
3,546	Series 2013-3, Class A2, 1.040%, 11/21/16	3,549
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,718
3,276	Series 2015-1, Class A2, 1.420%, 06/20/18	3,284
521	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	520
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	3,467
3,512	CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 03/16/20	3,518
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.035%, 01/25/32	266
1,084	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,091
	Countrywide Asset-Backed Certificates,
99	Series 2002-1, Class A, VAR, 0.745%, 08/25/32	84
144	Series 2002-BC1, Class A, VAR, 0.845%, 04/25/32	97
178	Series 2002-BC2, Class A, VAR, 0.725%, 04/25/32	123
113	Series 2003-BC2, Class 2A1, VAR, 0.785%, 06/25/33	96
1,312	Series 2003-BC5, Class M1, VAR, 1.235%, 09/25/33	1,177
503	Series 2004-2, Class M4, VAR, 1.685%, 03/25/34	416

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
213	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	212
471	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.406%, 04/15/30	452
	CPS Auto Receivables Trust,
1,278	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,280
893	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	891
3,365	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	3,370
3,020	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	3,022
	CWHEQ Revolving Home Equity Loan Trust,
503	Series 2005-E, Class 2A, VAR, 0.406%, 11/15/35	434
2,313	Series 2005-M, Class A1, VAR, 0.426%, 02/15/36	1,942
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.616%, 07/15/21	10,314
2,546	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300%, 06/15/18 (e)	2,551
	DT Auto Owner Trust,
129	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	129
3,144	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	3,143
	Exeter Automobile Receivables Trust,
723	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	724
1,253	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,254
572	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	571
3,450	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	3,443
	First Franklin Mortgage Loan Trust,
104	Series 2002-FF1, Class M1, VAR, 1.235%, 04/25/32	86
1,094	Series 2002-FF4, Class M1, VAR, 1.760%, 02/25/33	596
398	Series 2003-FFH1, Class M2, VAR, 2.810%, 09/25/33	255
703	Series 2004-FF8, Class M4, VAR, 1.791%, 10/25/34	304
2,745	First Investors Auto Owner Trust, Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	2,745
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.665%, 09/25/35	950
2,332	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,342
1,427	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,434
	Ford Credit Auto Owner Trust,
3,558	Series 2014-B, Class A3, 0.900%, 10/15/18	3,564
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,632
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.675%, 07/25/35	3,153
2,212	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	2,227
2,582	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,571
210	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.366%, 09/15/30	181
	Harley-Davidson Motorcycle Trust,
1,436	Series 2013-1, Class A3, 0.650%, 07/16/18	1,436
3,582	Series 2015-2, Class A3, 1.300%, 03/16/20	3,582
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,776
	Honda Auto Receivables Owner Trust,
1,342	Series 2014-1, Class A2, 0.410%, 09/21/16	1,342
2,277	Series 2015-1, Class A2, 0.700%, 06/15/17	2,278
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,458
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.183%, 06/17/31 (e)	4,984
183	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.825%, 12/25/24	162
3,538	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	3,535
22	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	6
230	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.235%, 02/25/34	220

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	5,018
	Morgan Stanley ABS Capital I, Inc. Trust,
1,529	Series 2003-NC6, Class M1, VAR, 1.385%, 06/25/33	1,488
7,500	Series 2005-WMC4, Class M5, VAR, 1.160%, 04/25/35	6,976
296	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.581%, 11/25/33	243
200	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 09/15/17	200
1,487	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,487
2,143	Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	2,150
2,284	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	2,286
	OneMain Financial Issuance Trust,
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,901
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,502
821	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.085%, 07/25/32	759
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,489	Series 2004-WHQ2, Class M2, VAR, 1.130%, 02/25/35	1,485
2,102	Series 2005-WHQ3, Class M2, VAR, 0.635%, 06/25/35	2,091
492	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	493
2,909	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,916
4,800	Progress Residential Trust, Series 2014-SFR1, Class A, VAR, 1.283%, 10/17/31 (e)	4,774
282	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.865%, 03/25/33	250
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	364
	Residential Funding Mortgage Securities II Home Loan Trust,
87	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	86
182	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	180
47	Series 2003-HS1, Class AII, VAR, 0.475%, 12/25/32	44
396	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 1.830%, 03/15/17	396
357	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	357
	SoFi Professional Loan Program LLC,
876	Series 2014-B, Class A1, VAR, 1.435%, 08/25/32 (e)	880
2,102	Series 2015-A, Class A1, VAR, 1.374%, 03/25/33 (e)	2,102
3,865	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	3,882
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,738
1,154	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,141
140	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.885%, 04/25/33	136
1,436	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.430%, 05/17/32 (e)	1,438
1,538	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,536
463	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	463
2,552	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	2,552
1,139	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,139
2,353	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,362
1,509	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,509
2,683	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,690
3,417	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,418
3,749	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,687
3,591	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	3,596
2,623	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,630

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,794	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,797
4,938	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	4,932

	Total Asset-Backed Securities (Cost $234,063)	230,924

Collateralized Mortgage Obligations — 44.5%
	Agency CMO — 37.5%
306	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.777%, 10/25/22	42
	Federal Home Loan Mortgage Corp. REMIC,
7	Series 1071, Class F, VAR, 1.136%, 04/15/21	8
15	Series 1343, Class LA, 8.000%, 08/15/22	17
12	Series 1370, Class JA, VAR, 1.336%, 09/15/22	13
11	Series 1379, Class W, VAR, 1.730%, 10/15/22	11
3	Series 1508, Class KA, VAR, 1.287%, 05/15/23	3
195	Series 1689, Class M, PO, 03/15/24	192
95	Series 1771, Class PK, 8.000%, 02/15/25	108
156	Series 1974, Class ZA, 7.000%, 07/15/27	175
27	Series 1981, Class Z, 6.000%, 05/15/27	30
102	Series 2033, Class PR, PO, 03/15/24	95
17	Series 2261, Class ZY, 7.500%, 10/15/30	19
1	Series 2289, Class NA, VAR, 9.961%, 05/15/20	1
53	Series 2338, Class FN, VAR, 0.686%, 08/15/28	54
104	Series 2416, Class SA, IF, 15.235%, 02/15/32	149
90	Series 2416, Class SH, IF, 15.633%, 02/17/32	126
19	Series 2477, Class FZ, VAR, 0.736%, 06/15/31	19
74	Series 2661, Class FG, VAR, 0.636%, 03/15/17	74
535	Series 3085, Class VS, HB, IF, 27.978%, 12/15/35	874
768	Series 3300, Class FA, VAR, 0.486%, 08/15/35	769
2,125	Series 3737, Class DG, 5.000%, 10/15/30	2,338
4,065	Series 3832, Class PL, 5.000%, 08/15/39	4,392
2,623	Series 3841, Class JF, VAR, 0.586%, 10/15/38	2,639
9,882	Series 3860, Class FP, VAR, 0.586%, 06/15/40	9,943
2,735	Series 3952, Class MA, 3.000%, 11/15/21	2,808
12,134	Series 4074, Class FE, VAR, 0.586%, 07/15/42	12,169
12,309	Series 4111, Class FA, VAR, 0.536%, 08/15/39	12,314
6,353	Series 4120, Class KI, IO, 3.000%, 10/15/32	710
17,110	Series 4150, Class F, VAR, 0.556%, 01/15/43	17,038
21,417	Series 4150, Class GE, 2.000%, 01/15/33	21,324
12,052	Series 4161, Class YF, VAR, 0.556%, 02/15/43	12,013
6,734	Series 4206, Class DA, 2.000%, 05/15/33	6,734
13,621	Series 4281, Class FB, VAR, 0.736%, 12/15/43	13,596
22,997	Series 4350, Class AF, VAR, 0.529%, 12/15/37	23,116
18,256	Series 4350, Class FK, VAR, 0.529%, 06/15/38	18,366
9,535	Series 4413, Class WF, VAR, 0.529%, 10/15/41	9,549
19,711	Series 4448, Class TF, VAR, 0.490%, 05/15/40	19,718
30,460	Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.876%, 02/15/38	2,323
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
77	Series T-51, Class 1APO, PO, 09/25/42	68
1,020	Series T-54, Class 4A, VAR, 3.057%, 02/25/43	1,092
1,010	Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.523%, 01/25/17	1,011
	Federal National Mortgage Association Grantor Trust,
473	Series 2001-T8, Class A1, 7.500%, 07/25/41	535
1,377	Series 2002-T6, Class A4, VAR, 3.226%, 03/25/41	1,423

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association REMIC,
9		Series 1988-15, Class B, VAR, 0.735%, 06/25/18	9
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
30		Series 1990-64, Class Z, 10.000%, 06/25/20	34
87		Series 1990-145, Class A, VAR, 1.140%, 12/25/20	88
62		Series 1991-142, Class PL, 8.000%, 10/25/21	69
70		Series 1991-156, Class F, VAR, 1.485%, 11/25/21	71
–	(h) Units	Series 1992-91, Class SQ, HB, IF, 9,325.250%, 05/25/22	20
124		Series 1992-112, Class GB, 7.000%, 07/25/22	139
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
49		Series 1992-200, Class FK, VAR, 1.987%, 11/25/22	51
56		Series 1993-27, Class S, IF, 9.474%, 02/25/23	67
113		Series 1993-110, Class H, 6.500%, 05/25/23	128
13		Series 1993-119, Class H, 6.500%, 07/25/23	14
110		Series 1993-146, Class E, PO, 05/25/23	109
49		Series 1993-165, Class FH, VAR, 1.335%, 09/25/23	50
250		Series 1993-179, Class FM, VAR, 1.937%, 10/25/23	258
41		Series 1997-74, Class E, 7.500%, 10/20/27	47
575		Series 2001-9, Class F, VAR, 0.433%, 02/17/31	577
110		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	17
287		Series 2002-77, Class FY, VAR, 0.585%, 12/25/17	288
523		Series 2003-17, Class FN, VAR, 0.485%, 03/25/18	523
45		Series 2003-21, Class FK, VAR, 0.585%, 03/25/33	46
1,014		Series 2004-17, Class BF, VAR, 0.535%, 01/25/34	1,019
1,666		Series 2006-3, Class SB, IF, IO, 6.515%, 07/25/35	259
2,049		Series 2006-16, Class HZ, 5.500%, 03/25/36	2,256
3,771		Series 2006-124, Class FC, VAR, 0.535%, 01/25/37	3,788
36		Series 2007-2, Class FA, VAR, 0.385%, 02/25/37	36
2,523		Series 2010-42, Class PD, 4.500%, 07/25/39	2,595
4,430		Series 2012-38, Class PA, 2.000%, 09/25/41	4,265
7,602		Series 2012-93, Class ME, 2.500%, 01/25/42	7,751
4,526		Series 2012-114, Class VE, 3.500%, 10/25/25	4,783
17,483		Series 2012-119, Class FB, VAR, 0.535%, 11/25/42	17,524
1,660		Series 2013-6, Class FL, VAR, 0.585%, 02/25/43	1,669
6,438		Series 2013-15, Class DC, 2.000%, 03/25/33	6,423
4,156		Series 2013-23, Class KJ, 2.250%, 05/25/42	4,148
4,932		Series 2013-26, Class AV, 3.500%, 04/25/26	5,217
4,150		Series 2013-43, Class YH, 2.500%, 05/25/33	4,151
15,821		Series 2013-54, Class HF, VAR, 0.385%, 10/25/41	15,818
11,994		Series 2014-66, Class WF, VAR, 0.529%, 10/25/54	11,977
25,000		Series 2015-42, Class BF, VAR, 0.462%, 06/25/45	24,990
17		Series G92-44, Class ZQ, 8.000%, 07/25/22	18
672		Series G94-9, Class PJ, 6.500%, 08/17/24	767
		Federal National Mortgage Association REMIC Trust,
321		Series 2003-W1, Class 2A, VAR, 6.488%, 12/25/42	374
1,423		Series 2003-W4, Class 5A, VAR, 2.960%, 10/25/42	1,509
1,977		Series 2003-W15, Class 3A, VAR, 4.004%, 12/25/42	2,134
1,122		Series 2009-W1, Class A, 6.000%, 12/25/49	1,300

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association STRIPS,
489	Series 343, Class 23, IO, 4.000%, 10/25/18	23
697	Series 343, Class 27, IO, 4.500%, 01/25/19	36
675	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.797%, 02/25/44	715
	Government National Mortgage Association,
488	Series 1999-27, Class ZA, 7.500%, 04/17/29	550
13	Series 2000-35, Class F, VAR, 0.733%, 12/16/25	14
314	Series 2002-31, Class FC, VAR, 0.435%, 09/26/21	314
5,600	Series 2010-166, Class GP, 3.000%, 04/20/39	5,810
6,958	Series 2012-61, Class FM, VAR, 0.583%, 05/16/42	7,016
3,755	Series 2012-H21, Class FA, VAR, 0.678%, 07/20/62	3,749
19,268	Series 2013-H16, Class FA, VAR, 0.718%, 07/20/63	19,303
21,359	Series 2014-H07, Class FC, VAR, 0.778%, 05/20/64	21,495
7,345	Series 2014-H11, Class JA, VAR, 0.678%, 06/20/64	7,348
9,908	Series 2015-H03, Class FD, VAR, 0.818%, 01/20/65	9,925
19,621	Series 2015-H04, Class FL, VAR, 0.648%, 02/20/65	19,622
9,833	Series 2015-H12, Class FA, VAR, 0.665%, 05/20/65	9,833
22,731	Series 2015-H12, Class FJ, VAR, 0.612%, 05/20/65	22,714

		453,844

	Non-Agency CMO — 7.0%
	Alternative Loan Trust,
627	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	651
931	Series 2004-33, Class 3A3, VAR, 2.368%, 12/25/34	807
56	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	57
690	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	677
	Banc of America Funding Trust,
579	Series 2005-E, Class 5A1, VAR, 2.627%, 05/20/35	571
875	Series 2006-1, Class 2A1, 5.500%, 01/25/36	885
	Banc of America Mortgage Trust,
6	Series 2003-5, Class 2A8, VAR, 0.635%, 07/25/18	6
1,083	Series 2004-D, Class 2A2, VAR, 2.708%, 05/25/34	1,080
930	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	909
567	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.190%, 11/25/34	233
	CHL Mortgage Pass-Through Trust,
463	Series 2003-21, Class A1, VAR, 2.679%, 05/25/33	465
348	Series 2004-HYB8, Class 1A1, VAR, 0.880%, 01/20/35	316
130	Series 2005-1, Class 1A2, VAR, 0.535%, 03/25/35	42
10	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	10
	Credit Suisse First Boston Mortgage Securities Corp.,
1,357	Series 2003-AR24, Class 2A4, VAR, 2.536%, 10/25/33	1,338
1,180	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,211
216	Series 2005-5, Class 1A1, 5.000%, 07/25/20	217
656	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.780%, 02/25/20	676
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
7,400	Series 2013-DN1, Class M1, VAR, 3.585%, 07/25/23	7,541
	Federal National Mortgage Association, Connecticut Avenue Securities,
3,168	Series 2014-C01, Class M1, VAR, 1.785%, 01/25/24	3,188
4,110	Series 2014-C02, Class 1M1, VAR, 1.135%, 05/25/24	4,090

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,031	Series 2014-C03, Class 1M1, VAR, 1.385%, 07/25/24	4,028
578	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	586
1,125	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,126
86	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.685%, 06/25/30	68
416	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.686%, 11/15/30	371
1,182	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,238
686	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	714
	Impac CMB Trust,
323	Series 2004-3, Class 3A, VAR, 0.825%, 03/25/34	309
362	Series 2004-6, Class 1A2, VAR, 0.965%, 10/25/34	338
1,640	Series 2005-5, Class A1, VAR, 0.825%, 08/25/35	1,471
1,275	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.831%, 03/25/37	1,178
231	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.050%, 10/25/33	226
	MASTR Adjustable Rate Mortgages Trust,
531	Series 2003-5, Class 5A1, VAR, 2.250%, 10/25/33	537
573	Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	577
1,842	Series 2004-13, Class 3A7B, VAR, 2.250%, 11/21/34	1,879
172	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.585%, 02/25/33	156
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
538	Series 2001-TBC1, Class B1, VAR, 1.066%, 11/15/31	473
125	Series 2002-TBC1, Class B1, VAR, 1.186%, 09/15/30	100
63	Series 2002-TBC1, Class B2, VAR, 1.586%, 09/15/30	49
295	Series 2002-TBC2, Class B1, VAR, 1.036%, 08/15/32	239
	Merrill Lynch Mortgage Investors Trust,
544	Series 2004-1, Class 2A3, VAR, 2.164%, 12/25/34	502
800	Series 2004-D, Class A1, VAR, 0.845%, 09/25/29	798
40	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	42
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
392	Series 2003-HYB1, Class A4, VAR, 1.699%, 03/25/33	367
337	Series 2003-HYB1, Class B1, VAR, 1.699%, 03/25/33	235
	Morgan Stanley Mortgage Loan Trust,
3,475	Series 2004-3, Class 4A, VAR, 5.686%, 04/25/34	3,664
450	Series 2004-5AR, Class 3A3, VAR, 2.353%, 07/25/34	414
2,535	Series 2004-5AR, Class 3A5, VAR, 2.353%, 07/25/34	2,520
1,163	Series 2004-11AR, Class 1A2A, VAR, 0.495%, 01/25/35	1,095
1,513	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.635%, 02/25/35 (e)	1,267
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
200	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	208
31	Series 2004-AR1, Class 5A1, VAR, 0.945%, 08/25/34	30
955	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.718%, 10/25/32	1,032
312	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	314
	RFMSI Trust,
743	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	743
4,220	Series 2005-SA2, Class 2A2, VAR, 3.014%, 06/25/35	4,049
1,005	Series 2006-SA4, Class 2A1, VAR, 3.507%, 11/25/36	868
1	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	1
	Sequoia Mortgage Trust,
85	Series 11, Class A, VAR, 1.084%, 12/20/32	82

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
224	Series 2003-3, Class A2, VAR, 1.044%, 07/20/33	212
2,243	Series 2004-11, Class A2, VAR, 0.734%, 12/20/34	2,138
2,796	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,802
168	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.886%, 03/19/34	160
1,289	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.936%, 07/19/32	903
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,298	Series 2003-24A, Class 2A, VAR, 2.617%, 07/25/33	3,261
2,321	Series 2003-29, Class 3A1, VAR, 4.949%, 09/25/33	2,336
3,840	Series 2003-32, Class 5A1, VAR, 5.841%, 11/25/33	4,065
1,209	Series 2003-40A, Class 4A, VAR, 2.430%, 01/25/34	1,170
4,673	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.508%, 12/25/44	4,436
	WaMu Mortgage Pass-Through Certificates Trust,
1,941	Series 2004-AR3, Class A1, VAR, 2.459%, 06/25/34	1,961
971	Series 2004-AR11, Class A, VAR, 2.431%, 10/25/34	981
	Wells Fargo Mortgage-Backed Securities Trust,
485	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	493
634	Series 2005-AR16, Class 3A2, VAR, 2.642%, 03/25/35	639
204	Series 2006-17, Class A1, 5.500%, 11/25/21	207
218	Series 2007-3, Class 3A1, 5.500%, 04/25/22	225

		84,853

	Total Collateralized Mortgage Obligations (Cost $537,588)	538,697

Commercial Mortgage-Backed Securities — 4.7%
	A10 Securitization LLC,
2,802	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,798
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,366
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.236%, 09/15/26 (e)	2,898
	Bayview Commercial Asset Trust,
434	Series 2004-3, Class A2, VAR, 0.605%, 01/25/35 (e)	397
1,611	Series 2005-2A, Class A2, VAR, 0.535%, 08/25/35 (e)	1,424
322	Series 2005-2A, Class M1, VAR, 0.615%, 08/25/35 (e)	267
1,509	Series 2007-3, Class A2, VAR, 0.475%, 07/25/37 (e)	1,254
3,091	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/15/36 (e)	3,076
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.130%, 07/05/33 (e)	5,950
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.936%, 06/15/33 (e)	4,838
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,471
2,667	Series 2014-BBG, Class A, VAR, 0.986%, 03/15/29 (e)	2,664
3,526	Series 2014-KYO, Class A, VAR, 1.082%, 06/11/27 (e)	3,521
1,319	Series 2014-PAT, Class A, VAR, 0.986%, 08/13/27 (e)	1,317
3,774	Series 2014-TWC, Class A, VAR, 1.030%, 02/13/32 (e)	3,769
3,351	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	3,351
3,248	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,389
150	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	150
4,134	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.031%, 08/25/29 (e)	4,138
374	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	374
2,614	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.428%, 12/15/31 (e)	2,616
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,210

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,282	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.252%, 10/15/44	1,283

	Total Commercial Mortgage-Backed Securities (Cost $57,313)	56,521

Corporate Bonds — 9.9%
	Consumer Discretionary — 0.6%
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, VAR, 0.958%, 08/01/16 (e)	3,017

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 0.594%, 05/30/19	4,005

	Total Consumer Discretionary	7,022

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	611

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.899%, 09/26/18	3,008
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,871
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,972
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,560
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.896%, 05/20/16	1,473
3,000	VAR, 2.631%, 03/17/17	2,914
684	Spectra Energy Partners LP, 2.950%, 09/25/18	703
3,000	Statoil ASA, (Norway), VAR, 0.736%, 11/08/18	3,000
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	831

	Total Energy	21,332

	Financials — 5.2%
	Banks — 1.3%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.079%, 10/28/16 (e)	3,019
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,351
2,000	Series L, 2.600%, 01/15/19	2,032
3,000	BB&T Corp., VAR, 0.938%, 02/01/19	3,008
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	950
2,750	Citigroup, Inc., VAR, 0.954%, 11/15/16	2,756
967	SunTrust Banks, Inc., 2.350%, 11/01/18	981
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,326

		15,423

	Capital Markets — 0.5%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.374%, 11/15/18	3,030
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,889
1,482	Morgan Stanley, 2.500%, 01/24/19	1,501

		6,420

	Consumer Finance — 2.3%
	American Express Credit Corp.,
3,000	VAR, 0.789%, 07/29/16	3,008
3,000	VAR, 0.820%, 03/18/19	2,997
3,000	American Honda Finance Corp., VAR, 0.771%, 10/07/16	3,015
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.098%, 03/12/19	3,991
4,000	HSBC USA, Inc., VAR, 1.147%, 09/24/18	4,044
2,824	Nissan Motor Acceptance Corp., VAR, 0.834%, 03/03/17 (e)	2,835
	Toyota Motor Credit Corp.,
3,000	VAR, 0.420%, 09/18/15	3,002
5,000	VAR, 0.476%, 05/16/17	4,999

		27,891

	Diversified Financial Services — 0.6%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,028
4,000	Shell International Finance B.V., (Netherlands), VAR, 0.729%, 05/11/20	4,017

		7,045

	Insurance — 0.4%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,927
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,492

		5,419

	Real Estate Investment Trusts (REITs) — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	854

	Total Financials	63,052

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18 (e)	859

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 0.1%
1,585	McKesson Corp., VAR, 0.665%, 09/10/15	1,585

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	662

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.158%, 09/01/16	3,313

	Total Health Care	6,419

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,215

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,725

	Software — 0.3%
3,000	Oracle Corp., VAR, 0.855%, 01/15/19	3,032

	Technology Hardware, Storage & Peripherals — 0.1%
1,793	Apple, Inc., VAR, 0.529%, 05/03/18	1,798

	Total Information Technology	7,555

	Materials — 0.2%
	Metals & Mining — 0.2%
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,990

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,301
385	Verizon Communications, Inc., 2.500%, 09/15/16	392

		1,693

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.268%, 09/12/16	3,015

	Total Telecommunication Services	4,708

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 0.651%, 04/03/17	1,083
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	831

		1,914

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,120

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	882

	Total Utilities	4,916

	Total Corporate Bonds (Cost $119,500)	119,820

Mortgage Pass-Through Securities — 4.5%
	Federal Home Loan Mortgage Corp.,
13	ARM, 1.470%, 12/01/21	13
38	ARM, 2.123%, 07/01/19	39
11	ARM, 2.250%, 06/01/26	12
56	ARM, 2.274%, 01/01/27	59
309	ARM, 2.297%, 01/01/23	329
13	ARM, 2.307%, 06/01/22	13
39	ARM, 2.320%, 12/01/26	41
38	ARM, 2.330%, 04/01/30	40
25	ARM, 2.340%, 10/01/29	26
146	ARM, 2.361%, 12/01/27	154
60	ARM, 2.364%, 07/01/28	62
186	ARM, 2.380%, 08/01/27	193
11	ARM, 2.386%, 05/01/18	11
32	ARM, 2.392%, 01/01/30	33
268	ARM, 2.396%, 07/01/30	282
515	ARM, 2.397%, 04/01/32	536
23	ARM, 2.405%, 11/01/27	24
209	ARM, 2.409%, 12/01/26	217
52	ARM, 2.415%, 02/01/23	55
13	ARM, 2.452%, 12/01/29	14
32	ARM, 2.585%, 04/01/24	33
11	ARM, 2.598%, 06/01/25	11
158	ARM, 2.654%, 01/01/23	164
7,666	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	8,017
8	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	9
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10
23	8.500%, 07/01/28	29
12	9.000%, 02/01/25	14
	Federal National Mortgage Association,
6	ARM, 1.750%, 03/01/17	5
5	ARM, 1.817%, 06/01/18	5
17	ARM, 1.825%, 04/01/24	17

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
18	ARM, 1.888%, 04/01/21	19
90	ARM, 1.902%, 11/01/18	93
24	ARM, 1.915%, 12/01/20	25
32	ARM, 2.007%, 07/01/20	33
33	ARM, 2.025%, 05/01/30	33
18	ARM, 2.045%, 05/01/18	19
534	ARM, 2.137%, 05/01/33	566
5	ARM, 2.226%, 11/01/21	5
35	ARM, 2.268%, 01/01/31	37
10	ARM, 2.289%, 07/01/25	10
26	ARM, 2.290%, 09/01/19	26
8	ARM, 2.293%, 05/01/29	8
44	ARM, 2.325%, 05/01/31	44
45	ARM, 2.342%, 11/01/23	45
194	ARM, 2.350%, 09/01/33	208
32	ARM, 2.396%, 06/01/26	34
92	ARM, 2.401%, 12/01/28	95
16	ARM, 2.422%, 03/01/38	17
161	ARM, 2.480%, 02/01/34	170
444	ARM, 2.498%, 01/01/25	470
108	ARM, 2.514%, 08/01/26	113
37	ARM, 2.540%, 03/01/29	37
51	ARM, 2.799%, 11/01/30	53
32	ARM, 3.097%, 07/01/27	33
23	ARM, 6.000%, 01/01/20	24
	Federal National Mortgage Association, 15 Year, Single Family,
4,218	4.000%, 02/01/25	4,487
7	7.000%, 03/01/16	7
	Federal National Mortgage Association, 20 Year, Single Family,
11,571	3.000%, 02/01/33 - 07/01/33	11,994
3,395	5.000%, 10/01/23	3,772
	Federal National Mortgage Association, 30 Year, FHA/VA,
21	7.000%, 03/01/27	21
15	8.000%, 11/01/27	15
19	8.500%, 10/01/24	20
	Federal National Mortgage Association, 30 Year, Single Family,
10,165	4.000%, 02/01/45	11,016
3,398	5.000%, 12/01/39	3,870
1,809	5.500%, 08/01/40	2,047
1,079	6.000%, 04/01/39	1,243
21	7.250%, 09/01/22	21
134	7.500%, 06/01/23 - 10/01/30	150
2	8.500%, 08/01/17	2
	Federal National Mortgage Association, Other,
2	6.500%, 04/01/16	3
57	12.000%, 11/01/30	63
	Government National Mortgage Association II, 30 Year, Single Family,
22	7.250%, 08/20/22	22
38	7.400%, 02/20/22 - 03/20/22	38
10	7.500%, 10/20/23	11
16	7.850%, 12/20/21	17
49	8.000%, 07/20/25 - 08/20/26	61
2,527	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	2,730
	Government National Mortgage Association, 30 Year, Single Family,
30	7.000%, 06/15/24	33
17	8.000%, 10/15/27	20
12	9.000%, 11/15/24	13
78	9.500%, 07/15/25	89

	Total Mortgage Pass-Through Securities (Cost $52,904)	54,449

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 0.680%, 07/01/17 (Cost $870)	870

Short-Term Investments — 15.5%
	Certificate of Deposit — 0.3%
3,500	Deutsche Bank AG, (Germany), VAR, 0.597%, 07/23/15	3,500

	Investment Company — 15.2%
184,253	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	184,253

	Total Short-Term Investments (Cost $187,753)	187,753

	Total Investments — 98.3% (Cost $1,189,991)	1,189,034
	Other Assets in Excess of Liabilities — 1.7%	20,649

	NET ASSETS — 100.0%	$1,209,683

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,404
Aggregate gross unrealized depreciation	(8,361)

Net unrealized appreciation/depreciation	$(957)

Federal income tax cost of investments	$1,189,991

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$143,235	$87,689	$230,924
Collateralized Mortgage Obligations
Agency CMO	—	453,844	—	453,844
Non-Agency CMO	—	67,849	17,004	84,853

Total Collateralized Mortgage Obligations	—	521,693	17,004	538,697

Commercial Mortgage-Backed Securities	—	49,930	6,591	56,521

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$7,022	$—	7,022
Consumer Staples	—	611	—	611
Energy	—	21,332	—	21,332
Financials	—	63,052	—	63,052
Health Care	—	6,419	—	6,419
Industrials	—	2,215	—	2,215
Information Technology	—	7,555	—	7,555
Materials	—	1,990	—	1,990
Telecommunication Services	—	4,708	—	4,708
Utilities	—	4,916	—	4,916

Total Corporate Bonds	—	119,820	—	119,820

Mortgage Pass-Through Securities	—	54,449	—	54,449
Municipal Bond	—	870	—	870
Short-Term Investments
Certificate of Deposit	—	3,500	—	3,500
Investment Company	184,253	—	—	184,253

Total Investments in Securities	$184,253	$893,497	$111,284	$1,189,034

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$85,154	$—	(a)	$155	$13	$11,952	$(7,809)	$—	$(1,776)	$87,689
Collateralized Mortgage Obligations - Non-Agency CMO	20,343	35		(102)	(1)	—	(3,271)	—	—	17,004
Commercial Mortgage-Backed Securities	6,629	—		61	—	—	(99)	—	—	6,591

	$112,126	$35		$114	$12	$11,952	$(11,179)	$—	$(1,776)	$111,284

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $170,000.

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71,539	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.00% (1.65%)
			Constant Default Rate	0.00% - 30.00% (14.11%)
			Yield (Discount Rate of Cash Flows)	1.22% - 14.01% (4.15%)

Asset-Backed Securities	71,539
	17,004	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (9.91%)
			Constant Default Rate	0.00% (0.00%)
			PSA Prepayment Model	273.00% - 372.00% (352.39%)
			Yield (Discount Rate of Cash Flows)	0.13% - 8.67% (1.90%)

Collateralized Mortgage Obligations	17,004
	6,217	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.21%)
			Constant Default Rate	0.00% - 5.00% (0.21%)
			Yield (Discount Rate of Cash Flows)	3.92% - 6.12% (4.01%)

Commercial Mortgage-Backed Securities	6,217

Total	$94,760

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $16,524,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 43.9%
	ABN AMRO Bank N.V.,
100,000	0.337%, 09/10/15	99,905
70,000	0.340%, 08/24/15	69,945
100,000	0.340%, 09/01/15	99,913
	Banco Del Estado De Chile,
25,000	0.250%, 09/11/15	25,000
15,000	VAR, 0.276%, 06/13/15	15,000
20,000	VAR, 0.283%, 06/09/15	20,000
200,000	Bank of China Ltd., 0.425%, 06/26/15	199,941
27,000	Bank of Montreal, 0.320%, 11/16/15	27,000
	Bank of Nova Scotia,
100,000	0.330%, 08/18/15 (m)	100,000
55,000	VAR, 0.281%, 06/05/15	55,000
65,000	VAR, 0.296%, 06/15/15	65,000
50,000	VAR, 0.336%, 06/19/15 (m)	50,000
55,000	VAR, 0.362%, 06/11/15 (m)	55,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
100,000	0.280%, 06/26/15	99,980
25,000	0.280%, 07/08/15	24,993
	Banque Federative du Credit Mutuel S.A.,
45,000	0.268%, 06/08/15	44,998
100,000	0.300%, 08/05/15	99,946
90,000	0.320%, 10/01/15	89,902
	BNP Paribas,
40,000	0.200%, 06/02/15	40,000
25,000	0.205%, 07/13/15	24,994
125,000	VAR, 0.481%, 07/06/15	125,000
110,000	Canadian Imperial Bank of Commerce, VAR, 0.306%, 06/15/15 (m)	110,000
100,000	China Construction Bank Corp., VAR, 0.433%, 06/18/15	100,000
	Credit Agricole Corporate and Investment Bank,
48,000	0.300%, 08/03/15	48,000
50,000	0.300%, 08/07/15	50,000
46,000	0.300%, 09/01/15	46,000
100,000	Credit Suisse AG, VAR, 0.285%, 06/24/15	100,000
	Dexia Credit Local,
25,000	0.335%, 09/18/15	24,975
24,000	0.340%, 10/14/15	23,969
50,000	DZ Bank AG, DN, 0.300%, 10/02/15 (n)	49,949
	HSBC Bank plc,
43,000	0.310%, 06/17/15 (m)	43,000
55,000	0.320%, 07/09/15	55,000
50,000	0.380%, 11/27/15	50,000
	HSBC France S.A.,
200,000	0.340%, 06/30/15	199,945
100,000	0.340%, 07/01/15	99,972
75,000	0.340%, 07/20/15	74,966
100,000	0.350%, 09/22/15	99,890
	Industrial & Commercial Bank of China Ltd.,
200,000	0.340%, 08/06/15	199,876
20,000	0.345%, 08/07/15	19,987
10,000	0.345%, 08/25/15	9,992
	ING Bank N.V.,
125,000	0.280%, 06/12/15	125,000
50,000	0.290%, 09/01/15	50,000
150,000	0.300%, 08/14/15	150,000
50,000	0.300%, 08/19/15	50,000
	KBC Bank N.V.,
290,000	0.270%, 07/31/15	289,870
100,000	0.350%, 06/26/15	99,976
175,000	0.365%, 06/12/15	174,980
	Landesbank Hessen-Thueringen Girozentrale,
150,000	0.260%, 08/04/15	150,000
225,000	0.270%, 06/11/15	224,983
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.290%, 07/13/15	99,966
50,000	0.300%, 10/02/15	50,000
100,000	0.370%, 10/20/15	100,000
	Mizuho Bank Ltd.,
29,000	0.250%, 06/01/15	29,000
25,000	0.260%, 07/10/15	25,000
100,000	0.260%, 08/24/15	100,000
60,000	0.280%, 06/12/15	59,995
25,000	0.285%, 07/22/15	24,990
50,000	0.305%, 08/21/15	49,966
10,000	0.310%, 08/04/15	9,994
25,000	0.310%, 08/07/15	24,986
25,000	0.310%, 08/10/15	24,985
30,000	Mizuho Corporate Bank Ltd., 0.285%, 07/01/15	29,993
50,000	National Australia Bank Ltd., 0.350%, 09/09/15 (m)	49,952
	National Bank of Canada,
50,000	VAR, 0.283%, 06/18/15	50,000
50,000	VAR, 0.304%, 06/20/15	50,000
36,000	VAR, 0.314%, 06/29/15 (m)	36,000
	Natixis,
100,000	0.340%, 07/31/15	100,000
90,000	0.350%, 08/31/15	90,000
67,000	VAR, 0.312%, 06/02/15 (m)	67,000
75,000	VAR, 0.336%, 08/03/15	75,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
22,000	Nederlandse Waterschapsbank N.V., 0.320%, 08/20/15 (m)	21,984
	Norinchukin Bank,
49,000	0.170%, 06/04/15	49,000
50,000	0.180%, 06/03/15	50,000
10,000	0.190%, 06/11/15	10,000
23,000	0.200%, 07/21/15	23,000
33,000	0.200%, 07/29/15	33,000
15,000	0.250%, 07/29/15	15,000
50,000	0.250%, 08/24/15	50,000
30,000	Oversea-Chinese Banking Corp. Ltd., 0.250%, 08/10/15	30,000
	Rabobank Nederland N.V.,
50,000	0.320%, 11/13/15	50,000
60,000	0.360%, 09/04/15 (m)	59,943
28,000	0.360%, 09/09/15 (m)	27,972
150,000	0.400%, 02/22/16	149,558
45,000	VAR, 0.282%, 06/08/15	45,000
100,000	VAR, 0.284%, 06/20/15	100,000
44,000	VAR, 0.299%, 08/09/15	44,000
72,000	VAR, 0.324%, 07/08/15	72,000
50,000	VAR, 0.327%, 08/11/15	50,000
120,000	VAR, 0.327%, 07/14/15	120,000
5,000	Royal Bank of Canada, VAR, 0.272%, 06/10/15	5,000
	Shizuoka Bank,
50,000	0.320%, 07/02/15	50,000
25,000	0.330%, 07/17/15	25,000
	Societe Generale S.A.,
70,000	0.250%, 08/04/15	69,969
75,000	VAR, 0.261%, 06/30/15	75,000
180,000	Standard Chartered plc, 0.470%, 10/23/15	179,662
	State Street Bank & Trust Co.,
200,000	VAR, 0.297%, 06/23/15	200,000
75,000	VAR, 0.314%, 07/08/15	75,000
75,000	VAR, 0.330%, 08/12/15	75,000
	Sumitomo Mitsui Banking Corp.,
75,000	0.170%, 06/19/15	75,000
65,000	0.250%, 06/18/15	65,000
50,000	0.250%, 06/26/15	50,000
50,000	0.260%, 08/14/15	50,000
50,000	0.260%, 08/18/15	50,000
27,000	0.270%, 06/05/15	27,000
50,000	0.280%, 07/22/15	49,980
75,000	0.350%, 10/27/15	75,000
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	0.120%, 06/05/15	100,000
20,000	0.280%, 08/10/15	19,989
50,000	0.320%, 06/23/15	49,990
100,000	0.330%, 06/12/15	99,990
25,000	0.340%, 08/19/15	24,981
85,000	0.385%, 10/30/15	84,863
75,000	0.387%, 10/19/15	74,887
100,000	0.390%, 10/21/15	99,847
	Toronto-Dominion Bank,
16,000	0.250%, 06/10/15	16,000
21,000	0.300%, 07/15/15 (m)	21,000
45,000	0.300%, 07/17/15 (m)	45,000
100,000	0.310%, 08/10/15	100,008
77,000	0.350%, 10/06/15	77,000
25,000	0.370%, 12/14/15	25,000
	UBS AG,
20,000	0.320%, 08/17/15	20,000
55,000	0.340%, 06/09/15	55,000
	Wells Fargo Bank N.A.,
50,000	VAR, 0.294%, 06/09/15	50,000
25,000	VAR, 0.297%, 06/11/15	25,000
8,000	VAR, 0.301%, 07/06/15	8,000
125,000	VAR, 0.305%, 08/14/15	125,000
	Westpac Banking Corp.,
15,000	0.330%, 08/27/15 (m)	15,000
25,000	0.360%, 10/09/15	25,000

	Total Certificates of Deposit (Cost $8,657,297)	8,657,297

Commercial Paper — 21.8% (n)
	ABN Amro Funding USA LLC,
10,000	0.300%, 08/05/15 (e)	9,994
100,000	0.300%, 08/11/15 (e)	99,941
75,000	Alpine Securitization Corp., 0.360%, 08/06/15	75,000
20,000	Aspen Funding Corp., 0.250%, 06/02/15 (e)	20,000
250,000	Australia & New Zealand Banking Group Ltd., VAR, 0.415%, 08/27/15 (e)	250,000
40,000	Bank Nederlandse Gemeenten N.V., VAR, 0.285%, 06/25/15	40,000
81,000	Bank of Nova Scotia, VAR, 0.317%, 06/24/15 (e)	81,000
55,000	Banque et Caisse d’Epargne de l’Etat, 0.285%, 08/04/15	54,972
	Bedford Row Funding Corp.,
25,000	0.402%, 11/30/15 (e)	24,950
35,000	VAR, 0.285%, 06/16/15 (e)	35,000
55,000	VAR, 0.290%, 06/24/15 (e)	55,000
35,000	VAR, 0.291%, 06/22/15 (e)	35,000
15,000	VAR, 0.317%, 06/24/15 (e)	15,000
63,000	VAR, 0.321%, 07/09/15 (e)	63,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
15,000	VAR, 0.328%, 08/09/15 (e)	15,000
50,000	VAR, 0.330%, 08/19/15 (e)	50,000
15,000	VAR, 0.335%, 08/04/15 (e)	15,000
65,000	BNP Paribas Finance, Inc., 0.300%, 08/10/15	64,962
100,000	Cancara Asset Securitisation LLC, 0.170%, 06/26/15 (e)	99,988
75,000	Cedar Springs Capital Co. LLC, 0.461%, 07/06/15 (e)	74,967
150,000	China Construction Bank Corp., 0.160%, 06/01/15 (e)	150,000
25,000	Coca-Cola Co. (The), 0.301%, 09/08/15 (e)	24,979
	Commonwealth Bank of Australia,
27,000	VAR, 0.271%, 06/04/15 (e)	26,999
40,000	VAR, 0.281%, 06/08/15 (e)	39,997
50,000	VAR, 0.299%, 08/10/15 (e)	50,000
25,000	VAR, 0.300%, 06/15/15 (e)	24,999
50,000	VAR, 0.305%, 06/23/15 (e)	50,000
40,000	Dexia Credit Local, 0.280%, 07/07/15	39,989
	Erste Abwicklungsanstalt,
25,000	0.250%, 06/09/15 (e)	24,999
20,000	0.260%, 07/23/15 (e)	19,992
65,000	Gotham Funding Corp., 0.180%, 06/25/15 (e)	64,992
	HSBC Bank plc,
130,000	VAR, 0.319%, 06/27/15 (e)	130,000
45,000	VAR, 0.334%, 07/08/15 (e)	45,000
35,000	VAR, 0.342%, 06/09/15 (e)	35,000
50,000	ING U.S. Funding LLC, 0.250%, 06/02/15	50,000
	Kells Funding LLC,
18,000	0.321%, 08/18/15 (e) (m)	17,988
50,000	0.321%, 09/25/15 (e)	49,949
10,000	0.321%, 10/01/15 (e)	9,989
85,000	0.321%, 10/02/15 (e)	84,907
60,000	VAR, 0.271%, 06/15/15 (e)	59,998
25,000	Liberty Street Funding LLC, 0.270%, 07/27/15 (e)	24,990
90,000	Lloyds Bank plc, 0.170%, 06/12/15	89,995
50,000	LMA Americas LLC, 0.411%, 09/21/15 (e)	49,936
	Macquarie Bank Ltd.,
100,000	0.250%, 06/25/15 (e)	99,984
125,000	0.270%, 06/19/15 (e)	124,983
51,000	Natixis, 0.270%, 06/04/15	50,999
56,300	Nordea Bank AB, 0.331%, 11/19/15 (e)	56,212
50,000	NRW Bank, 0.150%, 06/10/15 (e)	49,998
15,000	PNC Bank N.A., 0.260%, 06/08/15	14,999
10,000	Private Export Funding Corp., 0.291%, 07/17/15 (e)	9,996
	Regency Markets No. 1 LLC,
34,658	0.160%, 06/15/15 (e)	34,656
87,474	0.160%, 06/22/15 (e)	87,466
	Ridgefield Funding Co. LLC,
35,000	0.280%, 06/15/15 (e)	34,996
5,000	0.371%, 07/15/15 (e)	4,998
25,000	0.371%, 08/05/15 (e)	24,983
55,000	0.411%, 11/03/15 (e)	54,903
85,000	Royal Bank of Canada, VAR, 0.366%, 07/13/15 (e)	85,000
100,000	Sumitomo Mitsui Banking Corp., 0.351%, 11/05/15 (e)	99,847
	Toronto-Dominion Holdings USA, Inc.,
30,000	0.300%, 10/21/15 (e)	29,965
50,000	0.300%, 10/23/15 (e)	49,940
30,000	0.331%, 12/02/15 (e)	29,949
	UBS Finance Delaware LLC,
75,000	0.100%, 06/05/15	74,999
300,000	0.130%, 06/02/15	299,999
	Victory Receivables Corp.,
80,000	0.170%, 06/12/15 (e)	79,996
50,000	0.180%, 06/08/15 (e)	49,998
	Westpac Banking Corp.,
50,000	0.331%, 08/21/15 (e) (m)	49,963
40,000	0.331%, 08/28/15 (e) (m)	39,967
40,000	0.361%, 09/24/15 (e)	39,954
30,000	VAR, 0.275%, 06/26/15 (e)	30,000
55,000	VAR, 0.281%, 06/08/15 (e)	55,000
50,000	VAR, 0.285%, 08/14/15 (e) (m)	50,000
25,000	VAR, 0.290%, 08/12/15 (e) (m)	25,000
75,000	VAR, 0.300%, 06/10/15 (e)	74,997
77,000	VAR, 0.305%, 06/20/15 (e)	77,000
77,000	VAR, 0.306%, 06/20/15 (e)	77,000

	Total Commercial Paper (Cost $4,311,219)	4,311,219

Corporate Notes — 2.4%
	Financials — 2.4%
	Banks — 1.4%
35,147	Bank of Nova Scotia, 2.050%, 10/07/15	35,343
50,000	Svenska Handelsbanken AB, VAR, 0.375%, 06/21/15 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.361%, 06/15/15	185,000

		270,343

	Capital Markets — 0.6%
125,000	ING Bank N.V., VAR, 0.305%, 06/30/15 (e)	125,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
	Consumer Finance — 0.1%
10,000	Toyota Motor Credit Corp., 0.875%, 07/17/15	10,007

	Insurance — 0.3%
60,000	New York Life Global Funding, VAR, 0.279%, 07/29/15 (e)	60,000

	Total Corporate Notes (Cost $465,350)	465,350

Repurchase Agreements — 5.7%
125,000	BNP Paribas Securities Corp., 0.630%, dated 05/29/15, due 08/27/15, repurchase price $125,197, collateralized by Corporate Notes and Bonds, 0.000% - 7.525%, due 03/15/17 - 07/25/46 and Federal National Mortgage Association Connecticut Avenue Securities, 1.385% - 4.685%, due 01/25/24 - 08/25/24, with value $134,384. (i)	125,000
25,000	Citigroup Global Markets, Inc., 0.560%, dated 05/29/15, due 07/06/15, repurchase price $25,015, collateralized by Corporate Notes and Bonds, 0.000% - 11.535%, due 06/22/17 - 05/15/34 and Sovereign Government Securities, 6.375% - 6.850%, due 01/18/27 - 07/27/45, with value $27,000. (i)	25,000
25,000	Citigroup Global Markets, Inc., 0.660%, dated 05/29/15, due 07/06/15, repurchase price $25,017, collateralized by Corporate Notes and Bonds, 0.325% - 5.547%, due 06/25/34 - 11/12/41, with value $26,897. (i)	25,000
155,000	Credit Suisse First Boston USA, Inc., 0.934%, dated 05/29/15, due 08/28/15, repurchase price $155,366, collateralized by Corporate Notes and Bonds, 0.000% - 5.000%, due 04/26/55 - 04/25/57, with value $167,402. (i)	155,000
175,000	Credit Suisse First Boston USA, Inc., 0.826%, dated 05/29/15, due 09/01/15, repurchase price $175,381, collateralized by Corporate Notes and Bonds, 0.000%, due 05/01/20 - 04/26/55, with value $189,001. (i)	175,000
100,000	Credit Suisse First Boston USA, Inc., 0.829%, dated 05/29/15, due 09/01/15, repurchase price $100,219, collateralized by Corporate Notes and Bonds, 5.000%, due 04/25/57, with value $108,002. (i)	100,000
55,000	Deutsche Bank Securities, Inc., 0.730%, dated 05/29/15, due 07/13/15, repurchase price $55,050, collateralized by Corporate Notes and Bonds, 0.000% - 9.530%, due 11/15/17 - 01/25/47, with value $57,750. (i)	55,000
20,000	HSBC Securities USA, Inc., 0.310%, dated 05/29/15, due 06/01/15, repurchase price $20,001, collateralized by Corporate Notes and Bonds, 4.800% - 7.200%, due 05/22/18 - 06/16/44, with value $21,601.	20,000
150,000	Merrill Lynch PFS, Inc., 0.560%, dated 05/29/15, due 06/01/15, repurchase price $150,007, collateralized by Corporate Notes and Bonds, 0.000% - 6.168%, due 12/17/31 - 12/27/46, with value $162,000.	150,000
75,000	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 07/06/15, repurchase price $75,060, collateralized by Corporate Notes and Bonds, 0.000%, due 09/30/19 - 06/25/47, with value $81,000. (i)	75,000
125,000	Merrill Lynch PFS, Inc., 0.760%, dated 05/29/15, due 07/06/15, repurchase price $125,100, collateralized by Corporate Notes and Bonds, 0.000% - 5.650%, due 06/02/25 - 02/18/48, with value $135,000. (i)	125,000
20,000	Royal Bank of Canada, 0.400%, dated 05/29/15, due 06/03/15, repurchase price $20,001, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 03/01/17 - 04/15/40, with value $21,600.	20,000
25,000	Royal Bank of Canada, 0.400%, dated 05/29/15, due 06/05/15, repurchase price $25,002, collateralized by Corporate Notes and Bonds, 3.500% - 11.000%, due 09/15/16 - 03/01/33, with value $27,000.	25,000
50,000	Royal Bank of Canada, 0.480%, dated 05/29/15, due 06/01/15, repurchase price $50,002, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 10/15/15 - 04/01/45, with value $54,000.	50,000

	Total Repurchase Agreements (Cost $1,125,000)	1,125,000

Time Deposits — 20.8%
125,000	Australia & New Zealand Banking Group Ltd., 0.100%, 06/01/15	125,000
	Credit Agricole Corporate and Investment Bank,
260,253	0.080%, 06/01/15	260,253
200,000	0.080%, 06/01/15	200,000
650,000	Credit Industriel et Commercial, 0.100%, 06/01/15	650,000
150,000	ING Bank N.V., 0.130%, 06/01/15	150,000
380,000	KBC Bank N.V., 0.100%, 06/01/15	380,000
200,000	National Australia Bank Ltd., 0.100%, 06/01/15	200,000
500,000	Natixis S.A., 0.080%, 06/01/15	500,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
750,000	Nordea Bank Finland plc, 0.060%, 06/01/15	750,000
400,000	Standard Chartered plc, 0.070%, 06/01/15	400,000
500,000	Swedbank AB, 0.110%, 06/05/15	500,000

	Total Time Deposits (Cost $4,115,253)	4,115,253

U.S. Government Agency Securities — 0.4%
	Federal Home Loan Bank,
40,000	0.400%, 03/09/16 (m)	40,000
22,000	DN, 0.251%, 02/01/16 (m) (n)	21,962
24,000	DN, 0.251%, 02/08/16 (m) (n)	23,958

	Total U.S. Government Agency Securities (Cost $85,920)	85,920

U.S. Treasury Obligations — 5.1%
	U.S. Treasury Notes — 5.1%
50,000	0.250%, 07/15/15 (m)	50,006
21,000	0.250%, 12/15/15 (m)	21,000
129,500	0.375%, 01/15/16 (m)	129,574
288,000	0.375%, 03/15/16 (m)	288,211
130,000	1.750%, 05/31/16 (m)	131,863
118,000	2.000%, 01/31/16 (m)	119,411
21,000	2.125%, 12/31/15 (m)	21,227
55,000	2.125%, 02/29/16 (m)	55,772
116,000	2.375%, 03/31/16 (m)	117,988
20,000	2.625%, 02/29/16 (m)	20,350
56,000	4.500%, 02/15/16 (m)	57,698

	Total U.S. Treasury Obligations (Cost $1,013,100)	1,013,100

Weekly Demand Note — 0.1%
	New Jersey — 0.1%
11,985	Jets Stadium Development LLC, Series A- 4A, LOC: Sumitomo Mitsui Banking, 0.130%, 06/08/15 (e) (Cost $11,985)	11,985

	Total Investments — 100.2% (Cost $19,785,124) *	19,785,124
	Liabilities in Excess of Other Assets — (0.2)%	(46,755)

	NET ASSETS — 100.0%	$19,738,369

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	— Discount Notes
LOC	— Letter of Credit
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs,

when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$19,785,124	$—	$19,785,124

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.6%
	ABFC Trust,
1,220	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,257
1,145	Series 2005-WF1, Class A2C, VAR, 0.805%, 12/25/34	1,140
384	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.361%, 04/25/36	381
	American Homes 4 Rent Trust,
926	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	970
1,000	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,094
2,651	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,756
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	528
1,500	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,637
1,997	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	2,041
1,000	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,053
1,673	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,671
4,876	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	4,836
176	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	168
1,389	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,383
	Chase Funding Trust,
1,965	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,911
957	Series 2003-4, Class 1A5, SUB, 5.399%, 05/25/33	988
769	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	781
	Citigroup Mortgage Loan Trust, Inc.,
132	Series 2003-HE3, Class A, VAR, 0.565%, 12/25/33	127
743	Series 2004-HE1, Class A, VAR, 0.515%, 09/25/33 (e)	717
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d) (i)	679
204	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	225
	FirstKey Lending Trust,
3,332	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	3,345
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,456
651	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	661
816	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	822
100	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	99
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,685
370	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	370
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	496
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	443
196	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.385%, 03/25/36	160
	HSBC Home Equity Loan Trust USA,
244	Series 2007-1, Class AS, VAR, 0.384%, 03/20/36	242
715	Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	712
	KGS-Alpha Capital Markets LP,
9,876	Series 2012-3, IO, 0.439%, 09/25/26	224
31,636	Series 2012-4, IO, VAR, 0.586%, 09/25/37	1,384
61	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.535%, 07/25/34 (e)	61
	Long Beach Mortgage Loan Trust,
2,075	Series 2004-1, Class M1, VAR, 0.935%, 02/25/34	1,972
302	Series 2006-WL2, Class 2A3, VAR, 0.385%, 01/25/36	291
1,327	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,331
124,861	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,181
313	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.435%, 03/25/32	313
2,537	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,655

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Mid-State Capital Trust,
1,278	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,313
1,970	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,060
783	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	769
619	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.174%, 11/25/33	637
1,595	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	1,593
	NRPL Trust,
1,960	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,964
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	957
3,737	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	3,737
	OAK Hill Advisors Residential Loan Trust,
1,822	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,828
1,028	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,017
1,714	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,715
1,753	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,699
861	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	858
	Progress Residential Trust,
1,703	Series 2015-SFR2, Class A, 2.740%, 06/12/32	1,706
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32	1,764
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32	2,570
1,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32	1,071
	RAMP Trust,
34	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	35
1,209	Series 2004-RS11, Class M1, VAR, 1.115%, 11/25/34	1,191
2,131	Series 2006-RZ1, Class A3, VAR, 0.485%, 03/25/36	2,079
490	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	249
91	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	89
493	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	498
106	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.409%, 01/25/36	79
530	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	525
923	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	913
610	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	610
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
422	Series 2002-AL1, Class A2, 3.450%, 02/25/32	420
1,158	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,144
2,930	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,916
	Truman Capital Mortgage Loan Trust,
1,231	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,229
733	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	732
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	984
681	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	681
1,171	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	1,176
2,158	U.S. Residential Opportunity Fund III Trust, Series 2015-1AIII, Class A, 3.721%, 01/27/35 (e)	2,175
1,276	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	1,276
2,126	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	2,132
454	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	455
769	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	769

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
471		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	470
		VOLT XVI LLC,
943		Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	944
499		Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	490
		VOLT XIX LLC,
2,353		Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	2,362
400		Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	396
		VOLT XXII LLC,
1,341		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,344
584		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	576
2,563		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,563
938		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	923
2,694		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,697
2,186		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,192
1,794		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,797
2,666		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,664
		Westgate Resorts LLC,
1,027		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,031
1,093		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	1,096
366		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	367

		Total Asset-Backed Securities (Cost $117,180)	117,773

Collateralized Mortgage Obligations — 47.0%
		Agency CMO — 34.1%
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 11, Class D, 9.500%, 07/15/19	3
6		Series 22, Class C, 9.500%, 04/15/20	6
9		Series 23, Class F, 9.600%, 04/15/20	10
4		Series 30, Class D, 9.500%, 02/15/20	4
2		Series 47, Class F, 10.000%, 06/15/20	2
18		Series 77, Class H, 8.500%, 09/15/20	19
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	3
2		Series 99, Class Z, 9.500%, 01/15/21	3
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,851.533%, 05/15/23	2
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	2
4		Series 1079, Class S, HB, IF, 33.369%, 05/15/21	6
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.136%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.390%, 05/15/21	2
3		Series 1133, Class H, 7.000%, 09/15/21	3
11		Series 1144, Class KB, 8.500%, 09/15/21	13
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,176.984%, 01/15/22	2
21		Series 1343, Class LA, 8.000%, 08/15/22	24
10		Series 1343, Class LB, 7.500%, 08/15/22	12
35		Series 1374, Class Z, 7.000%, 10/15/22	39
10		Series 1395, Class G, 6.000%, 10/15/22	11
88		Series 1401, Class J, 7.000%, 10/15/22	96
124		Series 1466, Class PZ, 7.500%, 02/15/23	139
3		Series 1470, Class F, VAR, 1.687%, 02/15/23	3
4		Series 1505, Class QB, HB, IF, 20.334%, 05/15/23	6
36		Series 1518, Class G, IF, 8.885%, 05/15/23	43
25		Series 1526, Class L, 6.500%, 06/15/23	29
38		Series 1541, Class O, VAR, 1.330%, 07/15/23	39
365		Series 1552, Class IA, IF, 17.875%, 08/15/23	516
10		Series 1570, Class F, VAR, 2.187%, 08/15/23	11
26		Series 1570, Class SA, HB, IF, 23.990%, 08/15/23	42
104		Series 1578, Class K, 6.900%, 09/15/23	117
12		Series 1578, Class V, IO, 7.000%, 09/15/23	2

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
220	Series 1591, Class PV, 6.250%, 10/15/23	246
15	Series 1602, Class SA, HB, IF, 22.147%, 10/15/23	26
276	Series 1628, Class LZ, 6.500%, 12/15/23	305
253	Series 1638, Class H, 6.500%, 12/15/23	291
229	Series 1644, Class K, 6.750%, 12/15/23	254
342	Series 1658, Class GZ, 7.000%, 01/15/24	386
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	9
157	Series 1677, Class Z, 7.500%, 07/15/23	178
7	Series 1686, Class SH, IF, 18.820%, 02/15/24	11
129	Series 1695, Class EB, 7.000%, 03/15/24	146
18	Series 1699, Class FC, VAR, 0.786%, 03/15/24	18
30	Series 1745, Class D, 7.500%, 08/15/24	34
472	Series 1760, Class ZD, VAR, 1.400%, 02/15/24	479
55	Series 1798, Class F, 5.000%, 05/15/23	59
3	Series 1807, Class G, 9.000%, 10/15/20	3
448	Series 1813, Class I, PO, 11/15/23	443
1,732	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	221
95	Series 1829, Class ZB, 6.500%, 03/15/26	105
170	Series 1863, Class Z, 6.500%, 07/15/26	195
6	Series 1865, Class D, PO, 02/15/24	6
60	Series 1899, Class ZE, 8.000%, 09/15/26	69
53	Series 1963, Class Z, 7.500%, 01/15/27	61
19	Series 1985, Class PR, IO, 8.000%, 07/15/27	3
26	Series 1987, Class PE, 7.500%, 09/15/27	29
200	Series 2033, Class J, 5.600%, 06/15/23	214
11	Series 2033, Class SN, HB, IF, 28.345%, 03/15/24	3
15	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
137	Series 2040, Class PE, 7.500%, 03/15/28	157
14	Series 2042, Class T, 7.000%, 03/15/28	16
48	Series 2060, Class Z, 6.500%, 05/15/28	55
114	Series 2061, Class DC, IO, 6.500%, 06/15/28	16
10,698	Series 2065, Class PX, IO, 0.750%, 08/17/27	259
313	Series 2075, Class PH, 6.500%, 08/15/28	350
47	Series 2086, Class GB, 6.000%, 09/15/28	54
23	Series 2089, Class PJ, IO, 7.000%, 10/15/28	3
203	Series 2110, Class PG, 6.000%, 01/15/29	233
267	Series 2111, Class SB, IF, IO, 7.314%, 01/15/29	61
72	Series 2125, Class JZ, 6.000%, 02/15/29	80
172	Series 2130, Class QS, 6.000%, 03/15/29	196
32	Series 2132, Class SB, HB, IF, 29.769%, 03/15/29	59
48	Series 2132, Class ZL, 6.500%, 03/15/29	54
7	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
21	Series 2163, Class PC, IO, 7.500%, 06/15/29	3
42	Series 2178, Class PB, 7.000%, 08/15/29	48
69	Series 2201, Class C, 8.000%, 11/15/29	80
256	Series 2209, Class TC, 8.000%, 01/15/30	310
132	Series 2210, Class Z, 8.000%, 01/15/30	154
37	Series 2224, Class CB, 8.000%, 03/15/30	44
25	Series 2247, Class Z, 7.500%, 08/15/30	30
206	Series 2254, Class Z, 9.000%, 09/15/30	247
127	Series 2256, Class MC, 7.250%, 09/15/30	147
168	Series 2259, Class ZM, 7.000%, 10/15/30	193
230	Series 2271, Class PC, 7.250%, 12/15/30	265
105	Series 2283, Class K, 6.500%, 12/15/23	118
56	Series 2296, Class PD, 7.000%, 03/15/31	66
852	Series 2303, Class ZD, 7.000%, 04/15/31	990
426	Series 2303, Class ZN, 8.500%, 04/15/29	505
25	Series 2306, Class K, PO, 05/15/24	25
64	Series 2306, Class SE, IF, IO, 8.700%, 05/15/24	9
388	Series 2344, Class ZD, 6.500%, 08/15/31	456
40	Series 2344, Class ZJ, 6.500%, 08/15/31	46
28	Series 2345, Class NE, 6.500%, 08/15/31	32
56	Series 2347, Class VP, 6.500%, 03/15/20	60
22	Series 2353, Class TD, 6.000%, 09/15/16	23
20	Series 2355, Class BP, 6.000%, 09/15/16	20
15	Series 2358, Class PD, 6.000%, 09/15/16	16
35	Series 2359, Class PM, 6.000%, 09/15/16	36
150	Series 2359, Class ZB, 8.500%, 06/15/31	179
35	Series 2360, Class PG, 6.000%, 09/15/16	35

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
21	Series 2366, Class MD, 6.000%, 10/15/16	22
651	Series 2367, Class ZK, 6.000%, 10/15/31	747
16	Series 2368, Class AS, HB, IF, 20.447%, 10/15/31	25
10	Series 2368, Class TG, 6.000%, 10/15/16	10
33	Series 2372, Class F, VAR, 0.686%, 10/15/31	33
34	Series 2383, Class FD, VAR, 0.686%, 11/15/31	34
52	Series 2388, Class UZ, 8.500%, 06/15/31	60
80	Series 2391, Class QR, 5.500%, 12/15/16	82
11	Series 2394, Class MC, 6.000%, 12/15/16	11
501	Series 2399, Class TH, 6.500%, 01/15/32	563
108	Series 2410, Class OE, 6.375%, 02/15/32	117
108	Series 2410, Class QS, IF, 19.017%, 02/15/32	172
79	Series 2410, Class QX, IF, IO, 8.464%, 02/15/32	25
116	Series 2423, Class MC, 7.000%, 03/15/32	134
142	Series 2423, Class MT, 7.000%, 03/15/32	164
36	Series 2425, Class OB, 6.000%, 03/15/17	37
1,660	Series 2431, Class F, VAR, 0.686%, 03/15/32	1,682
237	Series 2433, Class SA, HB, IF, 20.447%, 02/15/32	387
162	Series 2434, Class TC, 7.000%, 04/15/32	191
261	Series 2436, Class MC, 7.000%, 04/15/32	294
92	Series 2444, Class ES, IF, IO, 7.764%, 03/15/32	25
101	Series 2450, Class GZ, 7.000%, 05/15/32	115
104	Series 2450, Class SW, IF, IO, 7.814%, 03/15/32	28
36	Series 2458, Class QE, 5.500%, 06/15/17	36
222	Series 2462, Class NB, 6.500%, 06/15/22	249
387	Series 2464, Class FE, VAR, 1.186%, 03/15/32	399
29	Series 2470, Class SL, IF, 9.000%, 01/15/27	33
15	Series 2474, Class SJ, IF, IO, 7.464%, 07/15/17	—	(h)
1,133	Series 2494, Class SX, IF, IO, 6.814%, 02/15/32	240
358	Series 2513, Class ZC, 5.500%, 10/15/32	406
263	Series 2517, Class Z, 5.500%, 10/15/32	285
108	Series 2535, Class BK, 5.500%, 12/15/22	118
105	Series 2549, Class ZG, 5.000%, 01/15/18	109
2,235	Series 2552, Class FP, VAR, 1.186%, 01/15/33	2,291
1,299	Series 2557, Class HL, 5.300%, 01/15/33	1,428
65	Series 2571, Class SK, HB, IF, 33.700%, 09/15/23	116
370	Series 2586, Class WI, IO, 6.500%, 03/15/33	75
68	Series 2611, Class SQ, IF, 12.629%, 05/15/33	82
167	Series 2611, Class UH, 4.500%, 05/15/18	174
212	Series 2626, Class NS, IF, IO, 6.364%, 06/15/23	14
65	Series 2631, Class SA, IF, 14.510%, 06/15/33	85
219	Series 2637, Class SA, IF, IO, 5.914%, 06/15/18	13
505	Series 2641, Class WI, IO, 5.000%, 01/15/33	32
225	Series 2650, Class PO, PO, 12/15/32	224
514	Series 2650, Class SO, PO, 12/15/32	513
117	Series 2671, Class S, IF, 14.418%, 09/15/33	154
1,095	Series 2684, Class PO, PO, 01/15/33	1,095
182	Series 2692, Class SC, IF, 12.915%, 07/15/33	212
73	Series 2694, Class BA, 4.000%, 06/15/31	76
488	Series 2720, Class PC, 5.000%, 12/15/23	531
2,683	Series 2722, Class PF, VAR, 0.786%, 12/15/33	2,721
329	Series 2725, Class SC, IF, 8.805%, 11/15/33	371
327	Series 2744, Class TU, 5.500%, 05/15/32	338
141	Series 2756, Class NA, 5.000%, 02/15/24	152
49	Series 2780, Class JG, 4.500%, 04/15/19	50

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
247	Series 2802, Class ZY, 6.000%, 05/15/34	259
143	Series 2835, Class QO, PO, 12/15/32	136
72	Series 2877, Class KO, PO, 03/15/19	72
835	Series 2934, Class EC, PO, 02/15/20	834
868	Series 2934, Class HI, IO, 5.000%, 02/15/20	67
528	Series 2934, Class KI, IO, 5.000%, 02/15/20	37
172	Series 2945, Class SA, IF, 11.960%, 03/15/20	194
11,440	Series 2949, Class YZ, 5.500%, 03/15/35	12,583
233	Series 2967, Class JI, IO, 5.000%, 04/15/20	19
96	Series 2967, Class S, HB, IF, 32.804%, 04/15/25	160
31	Series 2989, Class PO, PO, 06/15/23	30
219	Series 2990, Class SL, HB, IF, 23.813%, 06/15/34	310
39	Series 2990, Class WP, IF, 16.549%, 06/15/35	46
703	Series 2994, Class FC, VAR, 0.586%, 02/15/33	706
31	Series 2996, Class FD, VAR, 0.436%, 06/15/35	31
177	Series 3022, Class SX, IF, 16.411%, 08/15/25	233
1,760	Series 3035, Class Z, 5.850%, 09/15/35	1,883
459	Series 3068, Class QB, 4.500%, 06/15/20	474
489	Series 3077, Class TO, PO, 04/15/35	449
337	Series 3117, Class EO, PO, 02/15/36	316
461	Series 3117, Class OG, PO, 02/15/36	424
339	Series 3117, Class OK, PO, 02/15/36	318
99	Series 3122, Class OH, PO, 03/15/36	93
13	Series 3122, Class ZB, 6.000%, 03/15/36	16
58	Series 3134, Class PO, PO, 03/15/36	51
2,005	Series 3137, Class XP, 6.000%, 04/15/36	2,309
240	Series 3138, Class PO, PO, 04/15/36	227
698	Series 3143, Class BC, 5.500%, 02/15/36	780
62	Series 3149, Class SO, PO, 05/15/36	52
483	Series 3151, Class PO, PO, 05/15/36	463
573	Series 3152, Class MO, PO, 03/15/36	540
319	Series 3153, Class EO, PO, 05/15/36	309
390	Series 3171, Class MO, PO, 06/15/36	350
247	Series 3179, Class OA, PO, 07/15/36	238
207	Series 3194, Class SA, IF, IO, 6.914%, 07/15/36	42
421	Series 3200, Class PO, PO, 08/15/36	387
655	Series 3210, Class PO, PO, 05/15/36	648
367	Series 3219, Class DI, IO, 6.000%, 04/15/36	68
367	Series 3232, Class ST, IF, IO, 6.514%, 10/15/36	67
670	Series 3237, Class AO, PO, 11/15/36	654
309	Series 3253, Class PO, PO, 12/15/21	308
302	Series 3260, Class CS, IF, IO, 5.954%, 01/15/37	52
169	Series 3262, Class SG, IF, IO, 6.214%, 01/15/37	21
155	Series 3274, Class JO, PO, 02/15/37	149
213	Series 3274, Class MO, PO, 02/15/37	200
130	Series 3275, Class FL, VAR, 0.626%, 02/15/37	131
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,825
80	Series 3288, Class GS, IF, 1.200%, 03/15/37	81
717	Series 3290, Class SB, IF, IO, 6.264%, 03/15/37	107
195	Series 3305, Class MB, IF, 2.666%, 07/15/34	207
183	Series 3316, Class JO, PO, 05/15/37	168
140	Series 3371, Class FA, VAR, 0.786%, 09/15/37	142
389	Series 3373, Class TO, PO, 04/15/37	379
647	Series 3385, Class SN, IF, IO, 5.814%, 11/15/37	89
609	Series 3387, Class SA, IF, IO, 6.234%, 11/15/37	88
353	Series 3393, Class JO, PO, 09/15/32	306
814	Series 3404, Class SC, IF, IO, 5.814%, 01/15/38	131
2,820	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	22
300	Series 3422, Class LI, IO, 5.000%, 02/15/23	18
345	Series 3451, Class SA, IF, IO, 5.864%, 05/15/38	48
565	Series 3461, Class LZ, 6.000%, 06/15/38	628
1,146	Series 3481, Class SJ, IF, IO, 5.664%, 08/15/38	136
441	Series 3511, Class IO, IO, 5.000%, 12/15/21	31
309	Series 3511, Class SA, IF, IO, 5.814%, 02/15/39	49

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
926		Series 3531, Class SA, IF, IO, 6.114%, 05/15/39	123
1,501		Series 3537, Class MI, IO, 5.000%, 06/15/38	216
163		Series 3546, Class A, VAR, 1.937%, 02/15/39	165
374		Series 3549, Class FA, VAR, 1.386%, 07/15/39	382
1,377		Series 3572, Class JS, IF, IO, 6.614%, 09/15/39	230
498		Series 3604, Class PO, PO, 05/15/36	484
538		Series 3607, Class AO, PO, 04/15/36	504
538		Series 3607, Class BO, PO, 04/15/36	504
49		Series 3607, Class EO, PO, 02/15/33	49
1,064		Series 3607, Class PO, PO, 05/15/37	953
616		Series 3611, Class PO, PO, 07/15/34	540
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,881
576		Series 3621, Class BO, PO, 01/15/40	547
739		Series 3621, Class PO, PO, 01/15/40	693
754		Series 3623, Class LO, PO, 01/15/40	665
1,343		Series 3632, Class BS, IF, 16.881%, 02/15/40	2,023
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,640
613		Series 3688, Class CU, VAR, 6.676%, 11/15/21	650
3,255		Series 3688, Class NI, IO, 5.000%, 04/15/32	239
3,102		Series 3704, Class DT, 7.500%, 11/15/36	3,698
2,387		Series 3704, Class ET, 7.500%, 12/15/36	2,912
4,443		Series 3714, Class IP, IO, 5.000%, 08/15/40	524
2,560		Series 3739, Class LI, IO, 4.000%, 03/15/34	91
2,568		Series 3740, Class SC, IF, IO, 5.814%, 10/15/40	461
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,627
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,606
2,979		Series 3759, Class HI, IO, 4.000%, 08/15/37	230
1,774		Series 3760, Class GI, IO, 4.000%, 10/15/37	103
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,773
357		Series 3789, Class EZ, 4.000%, 11/15/40	351
2,642		Series 3795, Class EI, IO, 5.000%, 10/15/39	377
396		Series 3852, Class QN, IF, 5.500%, 05/15/41	434
648		Series 3852, Class TP, IF, 5.500%, 05/15/41	716
2,442		Series 3860, Class PZ, 5.000%, 05/15/41	2,967
666		Series 3895, Class WA, VAR, 5.708%, 10/15/38	752
3,148		Series 3966, Class BF, VAR, 0.686%, 10/15/40	3,170
4,697		Series 3966, Class NA, 4.000%, 12/15/41	5,053
3,041		Series 3998, Class GF, VAR, 0.636%, 05/15/36	3,060
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,054
4,749		Series 4048, Class FJ, VAR, 0.579%, 07/15/37	4,742
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	941
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
–	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
5		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,312		Series 191, Class IO, IO, 8.000%, 01/01/28	336
594		Series 197, Class PO, PO, 04/01/28	581
784		Series 233, Class 11, IO, 5.000%, 09/15/35	156
447		Series 233, Class 12, IO, 5.000%, 09/15/35	87
1,060		Series 233, Class 13, IO, 5.000%, 09/15/35	207
1,603		Series 239, Class S30, IF, IO, 7.514%, 08/15/36	310
344		Series 243, Class 16, IO, 4.500%, 11/15/20	20
569		Series 243, Class 17, IO, 4.500%, 12/15/20	35
29,198		Series 262, Class 35, 3.500%, 07/15/42	30,430
1,732		Series 299, Class 300, 3.000%, 01/15/43	1,763
3,293		Series 310, Class PO, PO, 09/15/43	2,606
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
303		Series T-41, Class 3A, VAR, 6.157%, 07/25/32	348
1,177		Series T-42, Class A5, 7.500%, 02/25/42	1,377
70		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	81

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
80		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	96
1,839		Series T-54, Class 2A, 6.500%, 02/25/43	2,181
910		Series T-54, Class 3A, 7.000%, 02/25/43	1,117
1,673		Series T-56, Class A5, 5.231%, 05/25/43	1,880
160		Series T-58, Class APO, PO, 09/25/43	131
150		Series T-59, Class 1AP, PO, 10/25/43	117
2,236		Series T-62, Class 1A1, VAR, 1.336%, 10/25/44	2,283
4,530		Series T-76, Class 2A, VAR, 3.006%, 10/25/37	4,575
		Federal National Mortgage Association - ACES,
3,872		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,271
5,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,511
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,842
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,281
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,437
2,504		Series 2013-M7, Class A2, 2.280%, 12/27/22	2,489
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	4,011
2,500		Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,681
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,705
2,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,050
2,494		Series 2015-M2, Class A3, 3.058%, 12/25/24	2,581
3,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	3,020
1,230		Series 2015-M7, Class A2, 2.590%, 12/25/24	1,224
		Federal National Mortgage Association Grantor Trust,
750		Series 2001-T7, Class A1, 7.500%, 02/25/41	888
29		Series 2001-T10, Class PO, PO, 12/25/41	28
554		Series 2001-T12, Class A2, 7.500%, 08/25/41	650
298		Series 2002-T4, Class A2, 7.000%, 12/25/41	344
763		Series 2002-T4, Class A3, 7.500%, 12/25/41	867
236		Series 2002-T16, Class A2, 7.000%, 07/25/42	282
479		Series 2002-T19, Class A2, 7.000%, 07/25/42	552
612		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	699
457		Series 2004-T3, Class PT1, VAR, 8.995%, 01/25/44	539
		Federal National Mortgage Association REMIC,
20		Series 1988-7, Class Z, 9.250%, 04/25/18	22
1		Series 1988-11, Class D, PO, 05/25/18	1
96		Series 1988-21, Class G, 9.500%, 08/25/18	104
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
1		Series 1989-21, Class G, 10.450%, 04/25/19	1
5		Series 1989-27, Class Y, 6.900%, 06/25/19	6
6		Series 1989-70, Class G, 8.000%, 10/25/19	6
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
18		Series 1990-102, Class J, 6.500%, 08/25/20	19
2		Series 1990-134, Class SC, HB, IF, 21.323%, 11/25/20	3
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
73		Series 1991-44, Class G, 8.500%, 05/25/21	81
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
5		Series 1992-101, Class J, 7.500%, 06/25/22	5
100		Series 1993-25, Class J, 7.500%, 03/25/23	112
52		Series 1993-27, Class S, IF, 9.474%, 02/25/23	62

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
18	Series 1993-31, Class K, 7.500%, 03/25/23	21
224	Series 1993-54, Class Z, 7.000%, 04/25/23	250
12	Series 1993-62, Class SA, IF, 18.930%, 04/25/23	18
12	Series 1993-97, Class FA, VAR, 1.435%, 05/25/23	12
1	Series 1993-108, Class D, PO, 02/25/23	1
28	Series 1993-162, Class F, VAR, 1.135%, 08/25/23	28
4	Series 1993-165, Class SD, IF, 13.399%, 09/25/23	6
45	Series 1993-179, Class SB, HB, IF, 26.744%, 10/25/23	77
9	Series 1993-228, Class G, PO, 09/25/23	9
7	Series 1993-230, Class FA, VAR, 0.785%, 12/25/23	8
15	Series 1993-250, Class Z, 7.000%, 12/25/23	15
618	Series 1994-26, Class J, PO, 01/25/24	611
67	Series 1994-37, Class L, 6.500%, 03/25/24	77
20	Series 1995-2, Class Z, 8.500%, 01/25/25	23
146	Series 1996-14, Class SE, IF, IO, 8.810%, 08/25/23	33
6	Series 1996-59, Class J, 6.500%, 08/25/22	7
44	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
15	Series 1997-24, Class Z, 8.000%, 04/18/27	17
11	Series 1997-27, Class J, 7.500%, 04/18/27	13
315	Series 1997-46, Class Z, 7.500%, 06/17/27	362
11	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
732	Series 1998-30, Class ZA, 6.500%, 05/20/28	823
6	Series 1998-36, Class J, 6.000%, 07/18/28	6
126	Series 1998-36, Class ZB, 6.000%, 07/18/28	144
89	Series 1998-43, Class SA, IF, IO, 18.357%, 04/25/23	23
65	Series 1999-57, Class Z, 7.500%, 12/25/19	71
83	Series 1999-62, Class PB, 7.500%, 12/18/29	95
277	Series 2000-18, Class EC, PO, 10/25/23	274
12	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3
643	Series 2001-4, Class ZA, 6.500%, 03/25/31	748
55	Series 2001-7, Class PF, 7.000%, 03/25/31	63
79	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	12
115	Series 2001-36, Class DE, 7.000%, 08/25/31	134
302	Series 2001-38, Class FB, VAR, 0.685%, 08/25/31	306
57	Series 2001-44, Class PD, 7.000%, 09/25/31	65
115	Series 2001-44, Class PU, 7.000%, 09/25/31	132
157	Series 2001-49, Class LZ, 8.500%, 07/25/31	184
7	Series 2001-52, Class XN, 6.500%, 11/25/15	7
517	Series 2001-53, Class FX, VAR, 0.535%, 10/25/31	522
320	Series 2001-61, Class Z, 7.000%, 11/25/31	364
40	Series 2001-72, Class SX, IF, 17.036%, 12/25/31	51
20	Series 2001-74, Class MB, 6.000%, 12/25/16	21
46	Series 2002-1, Class SA, HB, IF, 24.587%, 02/25/32	82
66	Series 2002-1, Class UD, HB, IF, 23.853%, 12/25/23	103
238	Series 2002-7, Class FD, VAR, 0.885%, 04/25/29	243
18	Series 2002-9, Class ST, IF, 18.877%, 03/25/17	21
439	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	22
26	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	34
33	Series 2002-19, Class PE, 6.000%, 04/25/17	34
600	Series 2002-30, Class Z, 6.000%, 05/25/32	689
34	Series 2002-37, Class Z, 6.500%, 06/25/32	39
1,252	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,375
786	Series 2002-60, Class FA, VAR, 0.935%, 02/25/31	804

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
786	Series 2002-60, Class FB, VAR, 0.935%, 02/25/31	803
160	Series 2002-62, Class ZE, 5.500%, 11/25/17	167
63	Series 2002-63, Class KC, 5.000%, 10/25/17	65
67	Series 2002-63, Class LB, 5.500%, 10/25/17	70
95	Series 2002-77, Class S, IF, 14.145%, 12/25/32	128
1,560	Series 2003-2, Class F, VAR, 0.935%, 02/25/33	1,592
412	Series 2003-7, Class A1, 6.500%, 12/25/42	481
1,002	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	149
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,093
449	Series 2003-26, Class XS, IF, IO, 6.865%, 03/25/23	41
1,304	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	232
55	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
1,528	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	364
35	Series 2003-52, Class SX, HB, IF, 22.396%, 10/25/31	52
614	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	114
38	Series 2003-74, Class SH, IF, 9.837%, 08/25/33	46
215	Series 2003-76, Class SH, IF, 13.831%, 09/25/31	227
335	Series 2003-80, Class SY, IF, IO, 7.465%, 06/25/23	22
597	Series 2003-86, Class ZA, 5.500%, 09/25/33	678
100	Series 2003-91, Class SD, IF, 12.192%, 09/25/33	123
3,383	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,680
33	Series 2003-106, Class PO, PO, 08/25/17	33
666	Series 2003-116, Class SB, IF, IO, 7.415%, 11/25/33	168
85	Series 2003-130, Class SX, IF, 11.243%, 01/25/34	103
102	Series 2003-131, Class SK, IF, 15.831%, 01/25/34	135
96	Series 2003-132, Class OA, PO, 08/25/33	86
220	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	33
600	Series 2004-4, Class QI, IF, IO, 6.915%, 06/25/33	74
150	Series 2004-4, Class QM, IF, 13.831%, 06/25/33	184
302	Series 2004-10, Class SC, HB, IF, 27.861%, 02/25/34	408
783	Series 2004-17, Class H, 5.500%, 04/25/34	871
373	Series 2004-25, Class SA, IF, 19.017%, 04/25/34	547
1,215	Series 2004-28, Class PF, VAR, 0.585%, 03/25/34	1,222
419	Series 2004-36, Class SA, IF, 19.017%, 05/25/34	594
90	Series 2004-36, Class SN, IF, 13.831%, 07/25/33	104
486	Series 2004-46, Class EP, PO, 03/25/34	478
203	Series 2004-46, Class QB, HB, IF, 23.261%, 05/25/34	307
149	Series 2004-46, Class SK, IF, 15.992%, 05/25/34	197
5,334	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,847
60	Series 2004-51, Class SY, IF, 13.871%, 07/25/34	80
413	Series 2004-53, Class NC, 5.500%, 07/25/24	456
201	Series 2004-59, Class BG, PO, 12/25/32	191
3,017	Series 2004-61, Class FH, VAR, 0.985%, 11/25/32	3,094
120	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	152
539	Series 2004-87, Class F, VAR, 0.935%, 01/25/34	549
1,261	Series 2005-7, Class LO, PO, 02/25/35	1,212
243	Series 2005-13, Class FL, VAR, 0.585%, 03/25/35	244
144	Series 2005-15, Class MO, PO, 03/25/35	130
56	Series 2005-52, Class PA, 6.500%, 06/25/35	60
850	Series 2005-56, Class S, IF, IO, 6.525%, 07/25/35	152
263	Series 2005-66, Class SG, IF, 16.913%, 07/25/35	353
1,383	Series 2005-66, Class SV, IF, IO, 6.565%, 07/25/35	187
637	Series 2005-67, Class HG, 5.500%, 01/25/35	692

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
936	Series 2005-68, Class PG, 5.500%, 08/25/35	1,040
224	Series 2005-73, Class PS, IF, 16.238%, 08/25/35	306
795	Series 2005-74, Class SK, IF, 19.622%, 05/25/35	1,107
641	Series 2005-84, Class XM, 5.750%, 10/25/35	697
218	Series 2005-90, Class AO, PO, 10/25/35	216
871	Series 2005-90, Class ES, IF, 16.413%, 10/25/35	1,146
459	Series 2005-90, Class PO, PO, 09/25/35	453
515	Series 2005-103, Class SC, IF, 10.931%, 07/25/35	618
608	Series 2005-106, Class US, HB, IF, 23.889%, 11/25/35	936
157	Series 2005-116, Class PB, 6.000%, 04/25/34	161
4,167	Series 2006-8, Class WN, IF, IO, 6.515%, 03/25/36	818
1,136	Series 2006-8, Class WQ, PO, 03/25/36	996
109	Series 2006-15, Class OT, PO, 01/25/36	106
1,025	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,128
275	Series 2006-23, Class KO, PO, 04/25/36	253
715	Series 2006-27, Class OH, PO, 04/25/36	668
538	Series 2006-44, Class GO, PO, 06/25/36	514
1,303	Series 2006-44, Class P, PO, 12/25/33	1,143
301	Series 2006-50, Class JO, PO, 06/25/36	264
446	Series 2006-50, Class PS, PO, 06/25/36	392
827	Series 2006-53, Class US, IF, IO, 6.395%, 06/25/36	147
1,064	Series 2006-56, Class FT, VAR, 0.935%, 07/25/36	1,114
195	Series 2006-58, Class AP, PO, 07/25/36	190
569	Series 2006-58, Class PO, PO, 07/25/36	533
401	Series 2006-59, Class QO, PO, 01/25/33	401
286	Series 2006-60, Class DO, PO, 04/25/35	276
761	Series 2006-63, Class ZH, 6.500%, 07/25/36	895
218	Series 2006-65, Class QO, PO, 07/25/36	211
388	Series 2006-72, Class GO, PO, 08/25/36	375
218	Series 2006-72, Class HO, PO, 08/25/26	215
289	Series 2006-72, Class TO, PO, 08/25/36	281
2,712	Series 2006-77, Class PC, 6.500%, 08/25/36	3,094
682	Series 2006-78, Class BZ, 6.500%, 08/25/36	785
360	Series 2006-79, Class DO, PO, 08/25/36	344
421	Series 2006-86, Class OB, PO, 09/25/36	397
451	Series 2006-90, Class AO, PO, 09/25/36	413
2,380	Series 2006-94, Class GI, IF, IO, 6.465%, 10/25/26	312
100	Series 2006-94, Class GK, HB, IF, 32.326%, 10/25/26	165
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,291
308	Series 2006-110, Class PO, PO, 11/25/36	270
145	Series 2006-111, Class EO, PO, 11/25/36	139
391	Series 2006-113, Class PO, PO, 07/25/36	389
508	Series 2006-115, Class OK, PO, 12/25/36	447
607	Series 2006-117, Class GS, IF, IO, 6.465%, 12/25/36	110
362	Series 2006-118, Class A2, VAR, 0.242%, 12/25/36	361
175	Series 2006-119, Class PO, PO, 12/25/36	164
874	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	177
739	Series 2006-120, Class PF, VAR, 0.435%, 12/25/36	740
864	Series 2006-126, Class AO, PO, 01/25/37	810
913	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	185
33	Series 2007-1, Class SD, HB, IF, 37.891%, 02/25/37	41
254	Series 2007-7, Class SG, IF, IO, 6.315%, 08/25/36	49
1,511	Series 2007-14, Class ES, IF, IO, 6.255%, 03/25/37	232
322	Series 2007-14, Class OP, PO, 03/25/37	313
162	Series 2007-15, Class NO, PO, 03/25/22	161
357	Series 2007-16, Class FC, VAR, 0.935%, 03/25/37	368
1,957	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,182
345	Series 2007-22, Class SC, IF, IO, 5.895%, 03/25/37	57
109	Series 2007-39, Class EF, VAR, 0.435%, 05/25/37	109
531	Series 2007-54, Class FA, VAR, 0.585%, 06/25/37	535
1,583	Series 2007-54, Class WI, IF, IO, 5.915%, 06/25/37	244

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
913	Series 2007-60, Class AX, IF, IO, 6.965%, 07/25/37	155
491	Series 2007-64, Class FB, VAR, 0.555%, 07/25/37	491
1,085	Series 2007-65, Class KI, IF, IO, 6.435%, 07/25/37	155
2,901	Series 2007-72, Class EK, IF, IO, 6.215%, 07/25/37	439
2,246	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,519
389	Series 2007-78, Class CB, 6.000%, 08/25/37	437
100	Series 2007-79, Class SB, HB, IF, 23.339%, 08/25/37	149
410	Series 2007-88, Class VI, IF, IO, 6.355%, 09/25/37	64
1,275	Series 2007-91, Class ES, IF, IO, 6.275%, 10/25/37	196
1,324	Series 2007-100, Class SM, IF, IO, 6.265%, 10/25/37	202
1,839	Series 2007-101, Class A2, VAR, 0.463%, 06/27/36	1,837
267	Series 2007-106, Class A7, VAR, 6.139%, 10/25/37	298
2,396	Series 2007-112, Class SA, IF, IO, 6.265%, 12/25/37	397
7,350	Series 2007-114, Class A6, VAR, 0.385%, 10/27/37	7,260
2,866	Series 2007-116, Class HI, IO, VAR, 1.505%, 01/25/38	197
14	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	–	(h)
1,077	Series 2008-1, Class BI, IF, IO, 5.725%, 02/25/38	135
432	Series 2008-10, Class XI, IF, IO, 6.045%, 03/25/38	47
645	Series 2008-16, Class IS, IF, IO, 6.015%, 03/25/38	106
477	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	27
808	Series 2008-20, Class SA, IF, IO, 6.805%, 03/25/38	117
272	Series 2008-27, Class SN, IF, IO, 6.715%, 04/25/38	41
267	Series 2008-32, Class SA, IF, IO, 6.665%, 04/25/38	40
862	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	6
278	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	3
73	Series 2008-44, Class PO, PO, 05/25/38	71
685	Series 2008-47, Class SI, IF, IO, 6.315%, 06/25/23	71
383	Series 2008-53, Class CI, IF, IO, 7.015%, 07/25/38	65
414	Series 2008-76, Class GF, VAR, 0.835%, 09/25/23	417
116	Series 2008-80, Class GP, 6.250%, 09/25/38	132
897	Series 2008-80, Class SA, IF, IO, 5.665%, 09/25/38	111
415	Series 2008-81, Class SB, IF, IO, 5.665%, 09/25/38	56
178	Series 2009-4, Class BD, 4.500%, 02/25/39	191
384	Series 2009-6, Class GS, IF, IO, 6.365%, 02/25/39	79
838	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	67
550	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	32
992	Series 2009-17, Class QS, IF, IO, 6.465%, 03/25/39	156
2,462	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	475
202	Series 2009-47, Class MT, 7.000%, 07/25/39	237
1,040	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	153
729	Series 2009-62, Class HJ, 6.000%, 05/25/39	822
130	Series 2009-63, Class P, 5.000%, 03/25/37	142
341	Series 2009-69, Class PO, PO, 09/25/39	332
115	Series 2009-79, Class UA, 7.000%, 03/25/38	131
651	Series 2009-84, Class WS, IF, IO, 5.715%, 10/25/39	84
722	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	133
1,406	Series 2009-86, Class OT, PO, 10/25/37	1,282
747	Series 2009-92, Class AD, 6.000%, 11/25/39	842
484	Series 2009-99, Class SC, IF, IO, 5.995%, 12/25/39	61
939	Series 2009-99, Class WA, VAR, 6.305%, 12/25/39	1,059
3,361	Series 2009-103, Class MB, VAR, 2.358%, 12/25/39	3,505
915	Series 2009-112, Class ST, IF, IO, 6.065%, 01/25/40	141
821	Series 2009-113, Class FB, VAR, 0.735%, 01/25/40	833

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
551		Series 2009-113, Class LB, VAR, 26.222%, 01/25/40	785
2,714		Series 2010-1, Class WA, VAR, 6.187%, 02/25/40	3,085
1,818		Series 2010-16, Class WA, VAR, 6.445%, 03/25/40	2,055
3,662		Series 2010-16, Class WB, VAR, 6.229%, 03/25/40	4,243
876		Series 2010-23, Class KS, IF, IO, 6.915%, 02/25/40	115
1,018		Series 2010-35, Class SB, IF, IO, 6.235%, 04/25/40	181
445		Series 2010-39, Class OT, PO, 10/25/35	421
1,010		Series 2010-40, Class FJ, VAR, 0.785%, 04/25/40	1,017
471		Series 2010-42, Class S, IF, IO, 6.215%, 05/25/40	84
1,474		Series 2010-43, Class FD, VAR, 0.785%, 05/25/40	1,493
1,225		Series 2010-49, Class SC, IF, 12.291%, 03/25/40	1,484
871		Series 2010-61, Class WA, VAR, 5.954%, 06/25/40	968
4,193		Series 2010-68, Class SA, IF, IO, 4.815%, 07/25/40	627
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,153
2,219		Series 2010-103, Class SB, IF, IO, 5.915%, 11/25/49	310
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,287
449		Series 2010-123, Class FL, VAR, 0.615%, 11/25/40	452
3,987		Series 2010-125, Class SA, IF, IO, 4.255%, 11/25/40	286
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,078
5,565		Series 2010-147, Class SA, IF, IO, 6.345%, 01/25/41	1,264
959		Series 2010-148, Class MA, 4.000%, 02/25/39	1,006
613		Series 2011-2, Class WA, VAR, 5.817%, 02/25/51	675
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,952
8,289		Series 2011-21, Class CV, 4.500%, 09/25/26	8,620
3,360		Series 2011-30, Class LS, IO, VAR, 1.833%, 04/25/41	238
3,576		Series 2011-39, Class ZA, 6.000%, 11/25/32	4,025
930		Series 2011-43, Class WA, VAR, 5.852%, 05/25/51	1,024
2,897		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,130
2,780		Series 2011-56, Class VA, 5.000%, 09/25/40	2,932
1,902		Series 2011-58, Class WA, VAR, 5.422%, 07/25/51	2,120
530		Series 2011-75, Class FA, VAR, 0.735%, 08/25/41	537
2,915		Series 2011-118, Class LB, 7.000%, 11/25/41	3,451
5,393		Series 2011-118, Class MT, 7.000%, 11/25/41	6,384
5,457		Series 2011-118, Class NT, 7.000%, 11/25/41	6,460
2,519		Series 2012-21, Class WA, VAR, 5.592%, 03/25/52	2,812
3,113		Series 2012-58, Class FA, VAR, 0.685%, 03/25/39	3,130
2,563		Series 2012-99, 2.500%, 09/25/42	2,185
1,281		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,233
6,724		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,063
3,636		Series 2013-92, Class PO, PO, 09/25/43	2,902
3,646		Series 2013-101, Class DO, PO, 10/25/43	2,885
928		Series 2014-44, Class B, 2.500%, 08/25/34	873
44		Series G92-7, Class JQ, 8.500%, 01/25/22	49
6		Series G92-12, Class B, 7.700%, 02/25/22	6
9		Series G92-14, Class Z, 7.000%, 02/25/22	9
–	(h)	Series G92-27, Class SQ, HB, IF, 1,820.370%, 05/25/22	4
10		Series G92-42, Class Z, 7.000%, 07/25/22	11
121		Series G92-44, Class ZQ, 8.000%, 07/25/22	127
44		Series G92-54, Class ZQ, 7.500%, 09/25/22	49
98		Series G92-61, Class Z, 7.000%, 10/25/22	112
9		Series G92-62, Class B, PO, 10/25/22	9
63		Series G93-1, Class KA, 7.900%, 01/25/23	72
43		Series G93-17, Class SI, IF, 6.000%, 04/25/23	49

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
344	Series G94-7, Class PJ, 7.500%, 05/17/24	397
64	Series G97-2, Class ZA, 8.500%, 02/17/27	79
	Federal National Mortgage Association REMIC Trust,
1,063	Series 2001-W3, Class A, VAR, 6.875%, 09/25/41	1,217
4,323	Series 2002-W10, Class IO, IO, VAR, 0.940%, 08/25/42	81
374	Series 2003-W1, Class 1A1, VAR, 5.802%, 12/25/42	419
232	Series 2003-W1, Class 2A, VAR, 6.488%, 12/25/42	271
59	Series 2003-W4, Class 2A, VAR, 6.362%, 10/25/42	69
39	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	39
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,490
841	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	989
411	Series 2006-W3, Class 1AF1, VAR, 0.425%, 10/25/46	411
489	Series 2006-W3, Class 2A, 6.000%, 09/25/46	551
951	Series 2007-W2, Class 1A1, VAR, 0.505%, 03/25/37	951
462	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	514
73	Series 2007-W7, Class 1A4, HB, IF, 38.072%, 07/25/37	117
3,061	Series 2009-W1, Class A, 6.000%, 12/25/49	3,547
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
230	Series 213, Class 2, IO, 8.000%, 03/25/23	55
8	Series 265, Class 2, 9.000%, 03/25/24	9
16	Series 285, Class 1, PO, 02/25/27	15
379	Series 293, Class 1, PO, 12/25/24	375
336	Series 300, Class 1, PO, 09/25/24	333
360	Series 331, Class 13, IO, 7.000%, 11/25/32	80
409	Series 339, Class 18, IO, 4.500%, 07/25/18	20
402	Series 339, Class 21, IO, 4.500%, 08/25/18	18
382	Series 339, Class 28, IO, 5.500%, 08/25/18	21
198	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	40
794	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	45
447	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	89
568	Series 356, Class 3, IO, 5.000%, 01/25/35	115
903	Series 356, Class 39, IO, 5.000%, 01/25/20	66
789	Series 365, Class 8, IO, 5.500%, 05/25/36	171
121	Series 368, Class 3, IO, 4.500%, 11/25/20	7
282	Series 374, Class 5, IO, 5.500%, 08/25/36	60
706	Series 383, Class 32, IO, 6.000%, 01/25/38	144
125	Series 393, Class 6, IO, 5.500%, 04/25/37	23
2,949	Series 412, Class F2, VAR, 0.685%, 08/25/42	2,968
	Federal National Mortgage Association Trust,
389	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	451
364	Series 2003-W8, Class 2A, 7.000%, 10/25/42	424
368	Series 2003-W8, Class 3F1, VAR, 0.585%, 05/25/42	371
556	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	654
554	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	649
1,116	Series 2005-W3, Class 2AF, VAR, 0.405%, 03/25/45	1,119
433	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	497
2,478	Series 2005-W4, Class 3A, VAR, 2.261%, 06/25/45	2,565
617	Series 2006-W2, Class 1AF1, VAR, 0.405%, 02/25/46	616
	Government National Mortgage Association,
644	Series 1994-7, Class PQ, 6.500%, 10/16/24	737
217	Series 1999-4, Class ZB, 6.000%, 02/20/29	245
6	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	8

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
217	Series 2000-7, Class ST, HB, IF, 38.599%, 01/16/30	360
103	Series 2000-9, Class Z, 8.000%, 06/20/30	123
509	Series 2000-9, Class ZJ, 8.500%, 02/16/30	607
378	Series 2000-10, Class ZP, 7.500%, 02/16/30	436
215	Series 2000-12, Class ST, HB, IF, 38.599%, 02/16/30	359
460	Series 2000-21, Class Z, 9.000%, 03/16/30	565
33	Series 2000-36, Class HC, 7.330%, 11/20/30	40
12	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
756	Series 2001-21, Class PE, 6.500%, 05/16/31	865
135	Series 2001-31, Class SJ, HB, IF, 27.356%, 02/20/31	273
96	Series 2001-35, Class SA, IF, IO, 8.067%, 08/16/31	33
97	Series 2001-36, Class S, IF, IO, 7.867%, 08/16/31	30
41	Series 2001-53, Class SR, IF, IO, 7.966%, 10/20/31	—	(h)
31	Series 2001-55, Class SF, HB, IF, 25.630%, 11/20/31	60
426	Series 2002-4, Class TD, 7.000%, 01/20/32	512
397	Series 2002-24, Class AG, IF, IO, 7.767%, 04/16/32	93
103	Series 2002-24, Class SB, IF, 11.650%, 04/16/32	140
317	Series 2002-24, Class Z, 8.500%, 04/16/32	365
699	Series 2002-31, Class SE, IF, IO, 7.317%, 04/16/30	141
27	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	33
228	Series 2002-40, Class UK, 6.500%, 06/20/32	269
71	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	93
135	Series 2002-45, Class QE, 6.500%, 06/20/32	160
162	Series 2002-47, Class PG, 6.500%, 07/16/32	191
87	Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	6
788	Series 2003-11, Class SK, IF, IO, 7.517%, 02/16/33	173
679	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	4
19	Series 2003-24, Class PO, PO, 03/16/33	16
664	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	130
431	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	19
2,166	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,435
49	Series 2003-90, Class PO, PO, 10/20/33	47
680	Series 2003-112, Class SA, IF, IO, 6.367%, 12/16/33	152
1,189	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	55
1,812	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	256
2	Series 2004-15, Class SA, IF, 19.157%, 12/20/32	2
156	Series 2004-28, Class S, IF, 19.158%, 04/16/34	222
251	Series 2004-46, Class AO, PO, 06/20/34	239
69	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	81
135	Series 2004-73, Class AE, IF, 14.477%, 08/17/34	168
2,269	Series 2004-73, Class JL, IF, IO, 6.367%, 09/16/34	433
95	Series 2004-85, Class PO, PO, 01/17/33	95
830	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	132
646	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	103
226	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	253
634	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	48
137	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	138
2,748	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	502
353	Series 2005-68, Class DP, IF, 15.992%, 06/17/35	489
1,675	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	273
402	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	70
1,700	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,924
674	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	133
292	Series 2006-16, Class OP, PO, 03/20/36	272

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
198	Series 2006-22, Class AO, PO, 05/20/36	186
182	Series 2006-34, Class PO, PO, 07/20/36	176
112	Series 2006-38, Class SG, IF, IO, 6.466%, 09/20/33	1
672	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	74
252	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	44
1,556	Series 2007-17, Class JI, IF, IO, 6.627%, 04/16/37	299
214	Series 2007-17, Class JO, PO, 04/16/37	208
135	Series 2007-25, Class FN, VAR, 0.483%, 05/16/37	135
871	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	125
2,282	Series 2007-26, Class SW, IF, IO, 6.016%, 05/20/37	340
154	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	5
43	Series 2007-28, Class BO, PO, 05/20/37	41
770	Series 2007-31, Class AO, PO, 05/16/37	728
46	Series 2007-36, Class HO, PO, 06/16/37	45
925	Series 2007-36, Class SE, IF, IO, 6.287%, 06/16/37	145
1,274	Series 2007-36, Class SG, IF, IO, 6.286%, 06/20/37	204
833	Series 2007-40, Class SD, IF, IO, 6.566%, 07/20/37	142
844	Series 2007-42, Class SB, IF, IO, 6.566%, 07/20/37	153
338	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	58
627	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	100
126	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	178
945	Series 2007-57, Class PO, PO, 03/20/37	869
616	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	39
1,890	Series 2007-74, Class SL, IF, IO, 6.357%, 11/16/37	370
656	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	117
992	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	165
349	Series 2007-81, Class SP, IF, IO, 6.466%, 12/20/37	60
130	Series 2008-1, Class PO, PO, 01/20/38	123
513	Series 2008-2, Class MS, IF, IO, 6.977%, 01/16/38	101
369	Series 2008-10, Class S, IF, IO, 5.646%, 02/20/38	56
1,530	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	304
266	Series 2008-20, Class PO, PO, 09/20/37	258
2	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
266	Series 2008-29, Class PO, PO, 02/17/33	265
836	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	105
317	Series 2008-33, Class XS, IF, IO, 7.517%, 04/16/38	73
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,624
829	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	138
2,758	Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	544
799	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	131
448	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	66
260	Series 2008-60, Class PO, PO, 01/20/38	260
2,461	Series 2008-62, Class SA, IF, IO, 5.966%, 07/20/38	362
891	Series 2008-64, Class ED, 6.500%, 04/20/28	1,041
182	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	24
657	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	94
1,769	Series 2008-95, Class DS, IF, IO, 7.116%, 12/20/38	336
492	Series 2008-96, Class SL, IF, IO, 5.816%, 12/20/38	72
665	Series 2009-6, Class SA, IF, IO, 5.917%, 02/16/39	81
1,048	Series 2009-10, Class SA, IF, IO, 5.766%, 02/20/39	153
786	Series 2009-10, Class SL, IF, IO, 6.317%, 03/16/34	56
3,308	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	587
607	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	130
686	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	141
524	Series 2009-24, Class DS, IF, IO, 6.116%, 03/20/39	48
431	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	88

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
256	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	41
568	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	113
1,332	Series 2009-42, Class SC, IF, IO, 5.896%, 06/20/39	199
673	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	90
1,259	Series 2009-64, Class SN, IF, IO, 5.917%, 07/16/39	169
273	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	29
1,063	Series 2009-67, Class SA, IF, IO, 5.867%, 08/16/39	163
1,696	Series 2009-72, Class SM, IF, IO, 6.067%, 08/16/39	275
337	Series 2009-79, Class OK, PO, 11/16/37	303
1,401	Series 2009-83, Class TS, IF, IO, 5.916%, 08/20/39	182
2,291	Series 2009-102, Class SM, IF, IO, 6.217%, 06/16/39	215
1,142	Series 2009-104, Class AB, 7.000%, 08/16/39	1,305
1,907	Series 2009-106, Class AS, IF, IO, 6.217%, 11/16/39	313
2,168	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	357
1,798	Series 2009-121, Class VA, 5.500%, 11/20/20	1,920
231	Series 2010-14, Class AO, PO, 12/20/32	230
294	Series 2010-14, Class BO, PO, 11/20/35	285
2,090	Series 2010-14, Class CO, PO, 08/20/35	1,946
1,138	Series 2010-14, Class QP, 6.000%, 12/20/39	1,206
2,268	Series 2010-41, Class WA, VAR, 5.823%, 10/20/33	2,531
1,135	Series 2010-103, Class WA, VAR, 5.736%, 08/20/34	1,287
1,302	Series 2010-129, Class AW, VAR, 6.111%, 04/20/37	1,473
1,164	Series 2010-130, Class CP, 7.000%, 10/16/40	1,378
3,586	Series 2010-157, Class OP, PO, 12/20/40	3,112
32,051	Series 2010-H17, Class XQ, VAR, 5.262%, 07/20/60	34,917
3,159	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	3,554
3,788	Series 2011-97, Class WA, VAR, 6.096%, 11/20/38	4,310
5,095	Series 2011-137, Class WA, VAR, 5.529%, 07/20/40	5,790
3,535	Series 2011-163, Class WA, VAR, 5.849%, 12/20/38	4,043
6,304	Series 2012-24, Class WA, VAR, 5.594%, 07/20/41	7,198
7,231	Series 2012-52, Class WA, VAR, 6.132%, 04/20/38	8,228
1,857	Series 2012-59, Class WA, VAR, 5.574%, 08/20/38	2,119
10,372	Series 2012-138, Class PT, VAR, 3.951%, 11/16/42	10,730
9,558	Series 2012-141, Class WA, VAR, 4.528%, 11/16/41	10,463
9,419	Series 2012-141, Class WB, VAR, 3.975%, 09/16/42	9,895
6,066	Series 2012-141, Class WC, VAR, 3.747%, 01/20/42	6,391
21,530	Series 2012-H10, Class FA, VAR, 0.728%, 12/20/61	21,616
6,484	Series 2012-H15, Class FA, VAR, 0.628%, 05/20/62	6,507
5,322	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,390
17,834	Series 2012-H21, Class CF, VAR, 0.878%, 05/20/61	17,952
18,721	Series 2012-H21, Class DF, VAR, 0.828%, 05/20/61	18,765
8,995	Series 2012-H22, Class FD, VAR, 0.648%, 01/20/61	9,025
9,893	Series 2012-H24, Class FA, VAR, 0.628%, 03/20/60	9,928
9,280	Series 2012-H24, Class FD, VAR, 0.768%, 09/20/62	9,331
5,687	Series 2012-H24, Class FG, VAR, 0.608%, 04/20/60	5,697
7,559	Series 2012-H26, Class JA, VAR, 0.728%, 10/20/61	7,597
14,077	Series 2012-H26, Class MA, VAR, 0.728%, 07/20/62	14,140
7,351	Series 2012-H27, Class FB, VAR, 0.678%, 10/20/62	7,376
10,126	Series 2012-H28, Class FA, VAR, 0.758%, 09/20/62	10,139
3,644	Series 2012-H30, Class JA, VAR, 0.658%, 01/20/60	3,657
3,600	Series 2012-H30, Class PA, VAR, 0.628%, 11/20/59	3,611
9,568	Series 2012-H31, Class FD, VAR, 0.518%, 12/20/62	9,526
3,694	Series 2013-26, Class AK, VAR, 4.666%, 09/20/41	4,009

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,483	Series 2013-54, Class WA, VAR, 4.704%, 11/20/42	4,957
1,446	Series 2013-75, Class WA, VAR, 5.230%, 06/20/40	1,620
11,581	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,577
5,340	Series 2013-H01, Class JA, VAR, 0.498%, 01/20/63	5,298
6,058	Series 2013-H01, Class TA, VAR, 0.678%, 01/20/63	6,080
874	Series 2013-H02, Class HF, VAR, 0.478%, 11/20/62	876
4,654	Series 2013-H03, Class FA, VAR, 0.478%, 08/20/60	4,661
15,154	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,148
4,032	Series 2013-H04, Class SA, VAR, 0.598%, 02/20/63	4,017
1,809	Series 2013-H05, Class FB, VAR, 0.578%, 02/20/62	1,813
2,550	Series 2013-H07, Class GA, VAR, 0.648%, 03/20/63	2,547
6,741	Series 2013-H07, Class HA, VAR, 0.588%, 03/20/63	6,714
13,247	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,312
4,632	Series 2013-H07, Class MA, VAR, 0.728%, 04/20/62	4,657
2,339	Series 2013-H08, Class BF, VAR, 0.578%, 03/20/63	2,329
5,054	Series 2013-H08, Class FC, VAR, 0.628%, 02/20/63	5,043
5,686	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,678
3,759	Series 2014-188, Class W, VAR, 4.696%, 10/20/41	4,144
1,308	Series 2014-H17, Class FC, VAR, 0.678%, 07/20/64	1,307
	Vendee Mortgage Trust,
3,343	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,657
480	Series 1996-1, Class 1Z, 6.750%, 02/15/26	549
267	Series 1996-2, Class 1Z, 6.750%, 06/15/26	308
527	Series 1997-1, Class 2Z, 7.500%, 02/15/27	621
387	Series 1998-1, Class 2E, 7.000%, 03/15/28	466

		860,341

	Non-Agency CMO — 12.9%
	Ajax Mortgage Loan Trust,
4,509	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	4,468
2,131	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,131
1,401	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,399
	Alternative Loan Trust,
474	Series 2002-11, Class M, 6.500%, 10/25/32	463
170	Series 2003-6T2, Class A6, 5.500%, 06/25/33	172
107	Series 2003-J1, Class PO, PO, 10/25/33	89
1,867	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,881
45	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	46
1,034	Series 2005-1CB, Class 1A6, IF, IO, 6.915%, 03/25/35	215
5,180	Series 2005-20CB, Class 3A8, IF, IO, 4.565%, 07/25/35	634
3,615	Series 2005-22T1, Class A2, IF, IO, 4.885%, 06/25/35	538
162	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	131
6,925	Series 2005-37T1, Class A2, IF, IO, 4.865%, 09/25/35	1,069
7,471	Series 2005-54CB, Class 1A2, IF, IO, 4.665%, 11/25/35	840
36	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	36
1,254	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,144
871	Series 2005-57CB, Class 3A2, IF, IO, 4.915%, 12/25/35	116
572	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	539
708	Series 2005-86CB, Class A11, 5.500%, 02/25/36	651
1,834	Series 2005-J1, Class 1A4, IF, IO, 4.915%, 02/25/35	177
18,411	Series 2006-7CB, Class 1A2, IF, IO, 5.115%, 05/25/36	2,846
737	Series 2006-26CB, Class A9, 6.500%, 09/25/36	645
	American General Mortgage Loan Trust,
357	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	369
266	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	266

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,938
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	943
	ASG Resecuritization Trust,
361	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	357
651	Series 2009-2, Class G60, VAR, 4.369%, 05/24/36 (e)	653
1,597	Series 2009-3, Class A65, VAR, 2.057%, 03/26/37 (e)	1,590
596	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	601
350	Series 2010-1, Class A85, VAR, 0.576%, 02/27/36 (e)	341
2,728	Series 2010-2, Class A60, VAR, 1.780%, 01/28/37 (e)	2,688
664	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	621
1,615	Series 2011-1, Class 3A50, VAR, 2.564%, 11/28/35 (e)	1,589
217	Series 2011-2, Class A48S, HB, IF, 23.589%, 02/28/36 (e)	260
	Banc of America Alternative Loan Trust,
156	Series 2003-3, Class APO, PO, 05/25/33	127
715	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	744
520	Series 2003-7, Class 2A4, 5.000%, 09/25/18	526
415	Series 2003-11, Class 2A1, 6.000%, 01/25/34	432
219	Series 2003-11, Class PO, PO, 01/25/34	190
532	Series 2004-1, Class 1A1, 6.000%, 02/25/34	566
92	Series 2004-1, Class 5A1, 5.500%, 02/25/19	94
2,298	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	503
1,934	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	433
	Banc of America Funding Trust,
161	Series 2004-1, Class PO, PO, 03/25/34	132
641	Series 2004-3, Class 1A1, 5.500%, 10/25/34	672
414	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	406
666	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	116
162	Series 2005-4, Class 30PO, PO, 08/25/35	131
439	Series 2005-6, Class 2A7, 5.500%, 10/25/35	432
57	Series 2005-7, Class 30PO, PO, 11/25/35	46
262	Series 2005-8, Class 30PO, PO, 01/25/36	204
1,516	Series 2005-E, Class 4A1, VAR, 2.694%, 03/20/35	1,512
145	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	145
913	Series 2010-R11A, Class 1A6, VAR, 5.198%, 08/26/35 (e)	926
	Banc of America Mortgage Trust,
567	Series 2003-3, Class 1A7, 5.500%, 05/25/33	584
98	Series 2003-3, Class 2A1, VAR, 0.735%, 05/25/18	95
166	Series 2003-6, Class 2A1, VAR, 0.635%, 08/25/18	164
152	Series 2003-8, Class 2A5, 5.000%, 11/25/18	155
95	Series 2003-8, Class APO, PO, 11/25/33	78
98	Series 2003-9, Class 1A2, PO, 12/25/33	87
544	Series 2003-A, Class 4A1, VAR, 2.622%, 02/25/33	540
205	Series 2003-C, Class 3A1, VAR, 2.622%, 04/25/33	208
931	Series 2003-E, Class 2A2, VAR, 2.814%, 06/25/33	937
1,108	Series 2003-J, Class 3A2, VAR, 2.623%, 11/25/33	1,112
557	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
540	Series 2004-3, Class 1A26, 5.500%, 04/25/34	550
91	Series 2004-4, Class APO, PO, 05/25/34	79
5,970	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	19
895	Series 2004-6, Class 1A3, 5.500%, 05/25/34	945
77	Series 2004-6, Class APO, PO, 07/25/34	69
39	Series 2004-9, Class 3A1, 6.500%, 09/25/32	41
586	Series 2004-C, Class 2A2, VAR, 2.696%, 04/25/34	592
587	Series 2004-J, Class 3A1, VAR, 2.862%, 11/25/34	576
962	BCAP LLC, Series 2015-RR4, Class 1A1, VAR, 1.181%, 09/11/38 (e)	901

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	BCAP LLC Trust,
568	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	594
50	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	50
490	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	503
2,000	Series 2009-RR14, Class 3A2, VAR, 2.386%, 08/26/35 (e)	1,999
21	Series 2010-RR4, Class 12A1, VAR, 0.000%, 07/26/36 (e)	21
1,351	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	1,376
472	Series 2010-RR7, Class 1A5, VAR, 2.670%, 04/26/35 (e)	466
4,021	Series 2010-RR7, Class 2A1, VAR, 2.068%, 07/26/45 (e)	4,033
280	Series 2010-RR7, Class 16A1, VAR, 0.836%, 02/26/47 (e)	278
144	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	143
1,500	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	1,424
397	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	398
610	Series 2010-RR12, Class 4A5, VAR, 2.489%, 10/26/36 (e)	606
354	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	354
626	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	633
1,545	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,569
1,170	Series 2011-RR5, Class 11A3, VAR, 0.331%, 05/28/36 (e)	1,151
1,860	Series 2011-RR10, Class 2A1, VAR, 0.968%, 09/26/37 (e)	1,788
1,232	Series 2012-RR1, Class 5A1, VAR, 3.581%, 07/26/37 (e)	1,316
1,336	Series 2012-RR2, Class 1A1, VAR, 0.351%, 08/26/36 (e)	1,314
2,214	Series 2012-RR3, Class 2A5, VAR, 2.045%, 05/26/37 (e)	2,218
1,363	Series 2012-RR4, Class 8A3, VAR, 0.411%, 06/26/47 (e)	1,307
3,638	Series 2012-RR10, Class 1A1, VAR, 0.411%, 02/26/37 (e)	3,512
2,794	Series 2012-RR10, Class 3A1, VAR, 0.371%, 05/26/36 (e)	2,661
537	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.685%, 03/25/35	527
	Bear Stearns ARM Trust,
382	Series 2003-4, Class 3A1, VAR, 2.355%, 07/25/33	383
186	Series 2003-7, Class 3A, VAR, 2.424%, 10/25/33	186
550	Series 2004-1, Class 12A1, VAR, 2.745%, 04/25/34	546
259	Series 2004-2, Class 14A, VAR, 2.930%, 05/25/34	258
1,124	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,133
1,831	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	1,823
803	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	837
217	CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)	218
83	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	74
	Chase Mortgage Finance Trust,
248	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	257
3,487	Series 2007-A1, Class 1A3, VAR, 2.532%, 02/25/37	3,437
308	Series 2007-A1, Class 2A1, VAR, 2.499%, 02/25/37	307
371	Series 2007-A1, Class 7A1, VAR, 2.448%, 02/25/37	371
830	Series 2007-A1, Class 9A1, VAR, 2.506%, 02/25/37	822
778	Series 2007-A2, Class 2A1, VAR, 2.507%, 07/25/37	785
	CHL Mortgage Pass-Through Trust,
438	Series 2002-36, Class A22, 6.000%, 01/25/33	447
1,215	Series 2003-39, Class A6, 5.000%, 10/25/33	1,267
60	Series 2003-J7, Class 4A3, IF, 9.534%, 08/25/18	62
23	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	24
843	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	882
417	Series 2004-3, Class A26, 5.500%, 04/25/34	438
90	Series 2004-3, Class PO, PO, 04/25/34	81
1,190	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,238
142	Series 2004-7, Class 2A1, VAR, 2.506%, 06/25/34	139

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
628	Series 2004-13, Class 1A4, 5.500%, 08/25/34	652
214	Series 2004-HYB1, Class 2A, VAR, 2.512%, 05/20/34	204
845	Series 2004-HYB3, Class 2A, VAR, 2.276%, 06/20/34	803
591	Series 2004-HYB6, Class A3, VAR, 2.419%, 11/20/34	565
125	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	128
323	Series 2005-16, Class A23, 5.500%, 09/25/35	302
1,632	Series 2005-22, Class 2A1, VAR, 2.458%, 11/25/35	1,382
4,253	Series 2007-4, Class 1A52, IF, IO, 5.215%, 05/25/37	660
93	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	79
	Citigroup Mortgage Loan Trust,
1,822	Series 2008-AR4, Class 1A1A, VAR, 2.523%, 11/25/38 (e)	1,825
1,170	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,230
976	Series 2009-10, Class 1A1, VAR, 2.405%, 09/25/33 (e)	987
941	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	979
1,068	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,105
246	Series 2010-7, Class 10A1, VAR, 2.610%, 02/25/35 (e)	245
3,491	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	3,541
3,594	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	3,670
748	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	730
	Citigroup Mortgage Loan Trust, Inc.,
222	Series 2003-1, Class 2A5, 5.250%, 10/25/33	226
111	Series 2003-1, Class PO3, PO, 09/25/33	99
20	Series 2003-1, Class WA2, 6.500%, 06/25/31	20
23	Series 2003-1, Class WPO2, PO, 06/25/31	20
38	Series 2003-UP3, Class A3, 7.000%, 09/25/33	39
75	Series 2003-UST1, Class A1, 5.500%, 12/25/18	76
10	Series 2003-UST1, Class PO1, PO, 12/25/18	9
7	Series 2003-UST1, Class PO3, PO, 12/25/18	7
333	Series 2004-UST1, Class A3, VAR, 2.145%, 08/25/34	333
217	Series 2004-UST1, Class A6, VAR, 2.213%, 08/25/34	207
265	Series 2005-1, Class 2A1A, VAR, 2.619%, 04/25/35	208
685	Series 2005-2, Class 2A11, 5.500%, 05/25/35	714
773	Series 2005-5, Class 1A2, VAR, 2.827%, 08/25/35	569
	Credit Suisse First Boston Mortgage Securities Corp.,
936	Series 2003-1, Class DB1, VAR, 6.707%, 02/25/33	947
369	Series 2003-21, Class 1A4, 5.250%, 09/25/33	382
1,390	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,421
625	Series 2003-27, Class 5A4, 5.250%, 11/25/33	638
560	Series 2003-29, Class 1A1, 6.500%, 12/25/33	600
371	Series 2003-29, Class 5A1, 7.000%, 12/25/33	392
726	Series 2003-AR15, Class 3A1, VAR, 2.825%, 06/25/33	724
673	Series 2004-4, Class 2A4, 5.500%, 09/25/34	735
377	Series 2004-5, Class 3A1, 5.250%, 08/25/19	386
782	Series 2004-8, Class 1A4, 5.500%, 12/25/34	846
1,623	Series 2004-AR2, Class 2A1, VAR, 2.537%, 03/25/34	1,627
1,830	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	405
1,361	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	250
845	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	870
	CSMC,
82	Series 2010-1R, Class 5A1, VAR, 4.955%, 01/27/36 (e)	83
12,749	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	12,268
675	Series 2011-6R, Class 3A1, VAR, 2.744%, 07/28/36 (e)	678
899	Series 2011-9R, Class A1, VAR, 2.181%, 03/27/46 (e)	900

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,430	Series 2011-16R, Class 7A3, VAR, 3.376%, 12/27/36 (e)	1,440
1,905	Series 2012-3R, Class 1A1, VAR, 2.254%, 07/27/37 (e)	1,898
	CSMC Trust,
1,037	Series 2010-16, Class A3, VAR, 3.805%, 06/25/50 (e)	1,044
1,098	Series 2012-2R, Class 2A1, VAR, 2.369%, 03/27/47 (e)	1,084
394	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.780%, 02/25/20	405
	First Horizon Alternative Mortgage Securities Trust,
1,110	Series 2004-AA4, Class A1, VAR, 2.246%, 10/25/34	1,100
26	Series 2005-AA5, Class 1A2, VAR, 2.250%, 07/25/35	—	(h)
565	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	510
7,394	Series 2007-FA4, Class 1A2, IF, IO, 5.465%, 08/25/37	1,497
	First Horizon Mortgage Pass-Through Trust,
238	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	236
449	Series 2004-AR7, Class 2A2, VAR, 2.584%, 02/25/35	450
896	Series 2005-AR1, Class 2A2, VAR, 2.618%, 04/25/35	894
	GMACM Mortgage Loan Trust,
396	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	391
1,446	Series 2003-AR2, Class 2A4, VAR, 2.814%, 12/19/33	1,419
427	Series 2003-J7, Class A7, 5.000%, 11/25/33	429
60	Series 2003-J7, Class A10, 5.500%, 11/25/33	62
67	Series 2003-J8, Class A, 5.250%, 12/25/33	70
601	Series 2004-J1, Class A20, 5.500%, 04/25/34	612
1,334	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,391
325	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	334
2,544	Series 2005-AR3, Class 3A4, VAR, 2.864%, 06/19/35	2,507
	GSMPS Mortgage Loan Trust,
478	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	500
233	Series 2004-4, Class 1AF, VAR, 0.585%, 06/25/34 (e)	202
464	Series 2005-RP2, Class 1AF, VAR, 0.535%, 03/25/35 (e)	405
2,769	Series 2005-RP3, Class 1AF, VAR, 0.535%, 09/25/35 (e)	2,351
1,259	Series 2005-RP3, Class 1AS, IO, VAR, 4.694%, 09/25/35 (e)	162
2,654	Series 2006-RP2, Class 1AS2, IF, IO, 5.862%, 04/25/36 (e)	327
	GSR Mortgage Loan Trust,
80	Series 2003-6F, Class A2, VAR, 0.585%, 09/25/32	76
658	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	676
146	Series 2003-13, Class 1A1, VAR, 2.580%, 10/25/33	147
61	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	71
1,080	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,115
1,455	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,511
394	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	409
185	Series 2005-5F, Class 8A3, VAR, 0.685%, 06/25/35	180
1,976	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,045
367	Series 2006-1F, Class 1AP, PO, 02/25/36	280
5,053	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,552
1,449	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,436
4,036	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,962
179	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.965%, 04/25/35	156
783	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	797
975	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.535%, 08/25/36	960
	IndyMac INDX Mortgage Loan Trust,
5,772	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
235	Series 2006-AR3, Class 2A1A, VAR, 2.587%, 03/25/36	183

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	JP Morgan Mortgage Trust,
371	Series 2004-A3, Class 4A1, VAR, 2.524%, 07/25/34	380
274	Series 2004-A4, Class 1A1, VAR, 2.553%, 09/25/34	281
108	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	112
740	Series 2005-A1, Class 3A4, VAR, 2.571%, 02/25/35	754
1,284	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	1,286
1,036	Series 2006-A2, Class 5A2, VAR, 2.432%, 11/25/33	1,038
1,874	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	1,877
388	Series 2006-A3, Class 6A1, VAR, 2.551%, 08/25/34	390
460	Series 2007-A1, Class 5A2, VAR, 2.556%, 07/25/35	466
1,103	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	1,156
219	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	219
13	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	13
	Lehman Mortgage Trust,
561	Series 2006-2, Class 1A1, VAR, 5.973%, 04/25/36	523
438	Series 2007-6, Class 1A8, 6.000%, 07/25/37	398
884	Series 2008-2, Class 1A6, 6.000%, 03/25/38	736
	LVII Resecuritization Trust,
944	Series 2009-2, Class M3, VAR, 5.183%, 09/27/37 (e)	947
753	Series 2009-3, Class M3, VAR, 5.186%, 11/27/37 (e)	755
1,377	Series 2009-3, Class M4, VAR, 5.186%, 11/27/37 (e)	1,391
	MASTR Adjustable Rate Mortgages Trust,
159	Series 2004-3, Class 4A2, VAR, 2.258%, 04/25/34	149
47	Series 2004-4, Class 2A1, VAR, 1.969%, 05/25/34	42
345	Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	347
1,716	Series 2004-13, Class 3A7, VAR, 2.665%, 11/21/34	1,755
261	Series 2004-15, Class 3A1, VAR, 3.133%, 12/25/34	259
	MASTR Alternative Loan Trust,
280	Series 2003-4, Class 2A1, 6.250%, 06/25/33	296
228	Series 2003-8, Class 3A1, 5.500%, 12/25/33	243
287	Series 2003-8, Class 5A1, 5.000%, 11/25/18	297
110	Series 2003-9, Class 8A1, 6.000%, 01/25/34	111
89	Series 2004-1, Class 30PO, PO, 02/25/34	76
434	Series 2004-3, Class 2A1, 6.250%, 04/25/34	459
203	Series 2004-3, Class 30PO, PO, 04/25/34	157
210	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	48
286	Series 2004-5, Class 30PO, PO, 06/25/34	245
121	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	23
1,281	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,304
124	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	24
103	Series 2004-7, Class 30PO, PO, 08/25/34	80
404	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	86
195	Series 2004-10, Class 1A1, 4.500%, 09/25/19	198
2,182	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	550
	MASTR Asset Securitization Trust,
89	Series 2003-2, Class 1A1, 5.000%, 03/25/18	90
35	Series 2003-2, Class 2A1, 4.500%, 03/25/18	35
292	Series 2003-3, Class 3A18, 5.500%, 04/25/33	294
24	Series 2003-4, Class 3A2, 5.000%, 05/25/18	25
95	Series 2003-4, Class 5A1, 5.500%, 05/25/33	98
80	Series 2003-8, Class 1A1, 5.500%, 09/25/33	82
75	Series 2003-9, Class 15PO, PO, 10/25/18	75
6	Series 2003-10, Class 15PO, PO, 11/25/18	6
7	Series 2003-11, Class 15PO, PO, 12/25/18	7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
182		Series 2003-12, Class 6A1, 5.000%, 12/25/33	188
52		Series 2004-1, Class 30PO, PO, 02/25/34	45
39		Series 2004-3, Class PO, PO, 03/25/34	35
49		Series 2004-4, Class 3A1, 4.500%, 04/25/19	50
40		Series 2004-8, Class 1A1, 4.750%, 08/25/19	42
43		Series 2004-8, Class PO, PO, 08/25/19	40
44		Series 2004-9, Class 5A1, 5.250%, 09/25/19	46
581		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e) (i)	616
2,435		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.535%, 05/25/35 (e)	1,996
780		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	624
		Merrill Lynch Mortgage Investors Trust,
466		Series 2003-A, Class 2A2, VAR, 1.205%, 03/25/28	434
184		Series 2003-A4, Class 2A, VAR, 2.651%, 07/25/33	168
554		Series 2003-A5, Class 2A6, VAR, 2.306%, 08/25/33	559
1,359		Series 2003-E, Class A1, VAR, 0.805%, 10/25/28	1,297
2,092		Series 2003-F, Class A1, VAR, 0.825%, 10/25/28	2,041
690		Series 2004-1, Class 2A1, VAR, 2.164%, 12/25/34	692
770		Series 2004-A4, Class A2, VAR, 2.496%, 08/25/34	788
803		Series 2004-D, Class A2, VAR, 1.105%, 09/25/29	772
529		Series 2004-E, Class A2A, VAR, 1.095%, 11/25/29	510
89		Series 2005-A1, Class 3A, VAR, 2.429%, 12/25/34	89
–	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
11		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	12
869		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.686%, 04/25/34	916
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 4,804.032%, 04/20/21	—	(h)
		MortgageIT Trust,
522		Series 2005-1, Class 1A1, VAR, 0.825%, 02/25/35	509
221		Series 2005-5, Class A1, VAR, 0.445%, 12/25/35	201
498		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	500
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
92		Series 2003-A1, Class A1, 5.500%, 05/25/33	95
44		Series 2003-A1, Class A2, 6.000%, 05/25/33	45
32		Series 2003-A1, Class A5, 7.000%, 04/25/33	34
8		Series 2003-A1, Class A7, 5.000%, 04/25/18	8
1,251		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	1,246
		Prime Mortgage Trust,
44		Series 2004-1, Class 2A3, 5.250%, 08/25/34	45
733		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	770
343		Series 2005-4, Class 2PO, PO, 10/25/35	110
479		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	483
		RALI Trust,
42		Series 2001-QS19, Class A2, 6.000%, 12/25/16	42
17		Series 2002-QS16, Class A3, IF, 16.236%, 10/25/17	18
823		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	856
222		Series 2003-QR24, Class A5, 4.000%, 07/25/33	223
32		Series 2003-QS1, Class A6, 4.250%, 01/25/33	32
64		Series 2003-QS3, Class A2, IF, 16.094%, 02/25/18	70
159		Series 2003-QS9, Class A3, IF, IO, 7.365%, 05/25/18	13
209		Series 2003-QS12, Class A2A, IF, IO, 7.415%, 06/25/18	17
92		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	5
3,208		Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,044
639		Series 2003-QS13, Class A5, VAR, 0.835%, 07/25/33	593
3,794		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	91
358		Series 2003-QS14, Class A1, 5.000%, 07/25/18	364

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
265	Series 2003-QS18, Class A1, 5.000%, 09/25/18	270
486	Series 2003-QS19, Class A1, 5.750%, 10/25/33	511
770	Series 2004-QA4, Class NB3, VAR, 3.771%, 09/25/34	768
272	Series 2004-QA6, Class NB2, VAR, 2.975%, 12/26/34	225
1,395	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,428
1,794	Series 2005-QA6, Class A32, VAR, 3.517%, 05/25/35	1,511
231	Series 2005-QA10, Class A31, VAR, 3.543%, 09/25/35	197
415	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	354
	RBSSP Resecuritization Trust,
837	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	900
253	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	266
452	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	460
729	Series 2009-12, Class 1A1, VAR, 5.773%, 11/25/33 (e)	765
721	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	729
1,405	Series 2012-3, Class 3A1, VAR, 0.324%, 09/26/36 (e)	1,343
6,620	Series 2012-6, Class 2A1, VAR, 0.341%, 10/26/36 (e) (i)	6,399
	Residential Asset Securitization Trust,
9	Series 2002-A13, Class A4, 5.250%, 12/25/17	9
305	Series 2003-A5, Class A1, 5.500%, 06/25/33	311
148	Series 2003-A13, Class A3, 5.500%, 01/25/34	152
31	Series 2003-A14, Class A1, 4.750%, 02/25/19	32
646	Series 2004-IP2, Class 1A1, VAR, 2.492%, 12/25/34	648
4,462	Series 2005-A2, Class A4, IF, IO, 4.865%, 03/25/35	611
2,088	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	470
736	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	662
462	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	409
	RFMSI Trust,
507	Series 2003-S4, Class A4, 5.750%, 03/25/33	520
246	Series 2003-S13, Class A3, 5.500%, 06/25/33	246
51	Series 2003-S14, Class A4, PO, 07/25/18	51
139	Series 2003-S16, Class A3, 5.000%, 09/25/18	140
165	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	167
203	Series 2004-S6, Class 2A6, PO, 06/25/34	174
559	Series 2005-SA4, Class 1A1, VAR, 2.648%, 09/25/35	467
	RFSC Trust,
3	Series 2002-RM1, Class API, PO, 12/25/17	3
15	Series 2003-RM2, Class AP-3, PO, 05/25/33	13
	Salomon Brothers Mortgage Securities VII, Inc.,
694	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	702
10	Series 2003-UP2, Class PO1, PO, 12/25/18	9
	Sequoia Mortgage Trust,
983	Series 2003-1, Class 1A, VAR, 0.944%, 04/20/33	941
1,271	Series 2004-8, Class A1, VAR, 0.884%, 09/20/34	1,213
1,293	Series 2004-8, Class A2, VAR, 1.125%, 09/20/34	1,249
3,532	Series 2004-9, Class A1, VAR, 0.864%, 10/20/34	3,366
1,155	Series 2004-10, Class A1A, VAR, 0.804%, 11/20/34	1,103
	Springleaf Mortgage Loan Trust,
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,146
3,905	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,914
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,096
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,424
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	963
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	450

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,061	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	4,056
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,653
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,803
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,277
2,237	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,242
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,521
720	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.350%, 06/25/34	716
	Structured Asset Mortgage Investments II Trust,
1,457	Series 2004-AR5, Class 1A1, VAR, 0.846%, 10/19/34	1,393
2,524	Series 2005-AR5, Class A3, VAR, 0.436%, 07/19/35	2,404
2,033	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.765%, 12/25/33	2,035
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
263	Series 2003-32, Class 1A1, VAR, 5.489%, 11/25/33	272
579	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	591
254	Series 2003-33H, Class 1APO, PO, 10/25/33	234
605	Series 2003-34A, Class 3A3, VAR, 2.489%, 11/25/33	598
1,521	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,563
223	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	226
	Thornburg Mortgage Securities Trust,
118	Series 2003-4, Class A1, VAR, 0.825%, 09/25/43	114
119	Series 2004-1, Class II2A, VAR, 1.620%, 03/25/44	117
	WaMu Mortgage Pass-Through Certificates Trust,
22	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	22
725	Series 2003-AR7, Class A7, VAR, 2.300%, 08/25/33	726
577	Series 2003-AR8, Class A, VAR, 2.382%, 08/25/33	592
2,043	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	2,063
507	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	503
1,426	Series 2003-AR11, Class A6, VAR, 2.422%, 10/25/33	1,442
657	Series 2003-S1, Class A5, 5.500%, 04/25/33	680
181	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	187
43	Series 2003-S7, Class A1, 4.500%, 08/25/18	44
166	Series 2003-S8, Class A6, 4.500%, 09/25/18	168
1,512	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,552
47	Series 2003-S9, Class P, PO, 10/25/33	37
136	Series 2004-AR3, Class A1, VAR, 2.459%, 06/25/34	137
918	Series 2004-AR3, Class A2, VAR, 2.459%, 06/25/34	928
513	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	523
152	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	156
266	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	278
2,317	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,426
178	Series 2006-AR10, Class 2P, VAR, 2.283%, 09/25/36	157
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
201	Series 2005-1, Class 1A1, 5.500%, 03/25/35	202
7,445	Series 2005-2, Class 1A4, IF, IO, 4.865%, 04/25/35	1,125
944	Series 2005-4, Class CB7, 5.500%, 06/25/35	868
120	Series 2005-4, Class DP, PO, 06/25/20	116
885	Series 2005-6, Class 2A4, 5.500%, 08/25/35	849
9,558	Series 2005-11, Class A4, IF, IO, 4.765%, 01/25/36	1,513
	Washington Mutual MSC Mortgage Pass-Through Certificates,
443	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	483
38	Series 2004-RA4, Class 1P, PO, 04/25/19	38

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
2,684		Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1, 2.634%, 09/25/34	2,741
880		Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	867
		Wells Fargo Mortgage-Backed Securities Trust,
1,203		Series 2003-G, Class A1, VAR, 2.493%, 06/25/33	1,213
250		Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	251
69		Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	70
126		Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	126
898		Series 2004-EE, Class 2A1, VAR, 2.652%, 12/25/34	903
112		Series 2004-EE, Class 2A2, VAR, 2.652%, 12/25/34	114
493		Series 2004-EE, Class 3A1, VAR, 2.525%, 12/25/34	497
1,280		Series 2004-I, Class 1A1, VAR, 2.609%, 07/25/34	1,292
2,776		Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	2,785
90		Series 2004-Q, Class 1A3, VAR, 2.616%, 09/25/34	90
1,837		Series 2004-U, Class A1, VAR, 2.589%, 10/25/34	1,830
683		Series 2004-V, Class 1A1, VAR, 2.625%, 10/25/34	689
153		Series 2005-9, Class 1APO, PO, 10/25/35	138
606		Series 2005-AR8, Class 2A1, VAR, 2.608%, 06/25/35	609
378		Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	382
1,025		Series 2007-7, Class A7, 6.000%, 06/25/37	1,038
673		Series 2007-11, Class A14, 6.000%, 08/25/37	664

			324,088

		Total Collateralized Mortgage Obligations (Cost $1,142,736)	1,184,429

Commercial Mortgage-Backed Securities — 4.3%
		A10 Securitization LLC,
477		Series 2012-1, Class A, 3.492%, 04/15/24 (e)	477
1,053		Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,056
1,456		Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,454
431		Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	430
375		Series 2015-1, Class B, 4.120%, 04/15/34 (e)	372
		ACRE Commercial Mortgage Trust, (Cayman Islands),
473		Series 2014-FL2, Class B, VAR, 2.230%, 08/15/31 (e)	471
673		Series 2014-FL2, Class C, VAR, 2.680%, 08/15/31 (e)	672
350		Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	348
		BAMLL Commercial Mortgage Securities Trust,
1,120		Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,138
1,000		Series 2014-520M, Class A, VAR, 4.185%, 08/15/46 (e)	1,080
2,500		Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	2,481
715		Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	715
		BB-UBS Trust,
4,100		Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,213
5,000		Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,985
–	(h)	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	—	(h)
1,100		CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.225%, 07/15/44	1,112
1,840		Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,868
3,000		COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,091
		COMM Mortgage Trust,
5,896		Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	554
1,500		Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,659
140,365		Series 2013-CR9, Class XB, IO, VAR, 0.000%, 07/10/45 (e)	2,230
1,247		Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,265
1,500		Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,608

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
579	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.122%, 11/17/26 (e)	578
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.819%, 07/10/38	728
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.320%, 02/25/23	2,727
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,294
857	Series K038, Class A2, 3.389%, 03/25/24	913
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,020
2,824	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,872
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	980
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,486
19,487	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.574%, 11/10/39 (e)	116
	JP Morgan Chase Commercial Mortgage Securities Trust,
76,625	Series 2006-CB15, Class X1, IO, VAR, 0.213%, 06/12/43	202
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	600
990	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,049
20,486	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.619%, 05/25/39 (e)	467
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,858
	LB-UBS Commercial Mortgage Trust,
51,091	Series 2006-C1, Class XCL, IO, VAR, 0.353%, 02/15/41 (e)	111
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,040
815	Series 2007-C2, Class A3, 5.430%, 02/15/40	864
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	991
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,056
	Morgan Stanley Capital I Trust,
250	Series 2007-T27, Class A4, VAR, 5.650%, 06/11/42	270
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,301
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,551
	Morgan Stanley Re-REMIC Trust,
4,524	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,518
4,970	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,968
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,958
6,642	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	6,793
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.181%, 08/25/29 (e)	509
1,307	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.428%, 12/15/31 (e)	1,308
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,157
1,583	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,619
7,530	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.270%, 05/10/45 (e)	830
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,159
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,377
14,908	Series 2012-C2, Class XA, IO, VAR, 1.739%, 05/10/63 (e)	1,082
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	890
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,038
1,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,602
	Wachovia Bank Commercial Mortgage Trust,
156	Series 2004-C11, Class A5, VAR, 5.190%, 01/15/41	156
101,049	Series 2006-C24, Class XC, IO, VAR, 0.077%, 03/15/45 (e)	72

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,000		Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,032
1,977		Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,977
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,377
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,270
750		Series 2013-C11, Class D, VAR, 4.181%, 03/15/45 (e)	735

		Total Commercial Mortgage-Backed Securities (Cost $106,714)	108,780

Mortgage Pass-Through Securities — 38.9%
		Federal Home Loan Mortgage Corp.,
172		ARM, 1.936%, 05/01/37	181
208		ARM, 2.078%, 08/01/36	220
193		ARM, 2.100%, 10/01/36	203
365		ARM, 2.138%, 10/01/36	386
196		ARM, 2.204%, 11/01/36	209
133		ARM, 2.209%, 03/01/35	141
306		ARM, 2.240%, 11/01/36	327
237		ARM, 2.276%, 11/01/36 - 02/01/37	252
217		ARM, 2.298%, 09/01/36	231
128		ARM, 2.302%, 09/01/37	136
759		ARM, 2.309%, 03/01/37	804
164		ARM, 2.355%, 12/01/33	175
229		ARM, 2.359%, 03/01/36	245
191		ARM, 2.369%, 04/01/34	202
660		ARM, 2.375%, 01/01/35 - 11/01/36	705
21		ARM, 2.392%, 01/01/30	21
105		ARM, 2.407%, 07/01/37	113
221		ARM, 2.420%, 05/01/36	237
90		ARM, 2.480%, 10/01/37	97
187		ARM, 2.483%, 02/01/37	200
199		ARM, 2.495%, 05/01/38	213
291		ARM, 2.504%, 12/01/35	311
506		ARM, 2.559%, 06/01/36	541
122		ARM, 2.565%, 12/01/36	132
274		ARM, 2.638%, 04/01/38	295
834		ARM, 2.657%, 10/01/36	900
113		ARM, 2.660%, 02/01/37	120
91		ARM, 2.828%, 02/01/37	97
419		ARM, 3.030%, 03/01/36	449
28		ARM, 6.335%, 10/01/36	29
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
55		4.500%, 10/01/18	58
75		5.000%, 12/01/18	78
533		5.500%, 06/01/17 - 12/01/22	580
500		6.000%, 06/01/17 - 03/01/22	523
195		6.500%, 02/01/17 - 03/01/22	206
65		7.000%, 03/01/17 - 07/01/17	67
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,090		4.000%, 02/01/32	2,229
1,277		5.500%, 05/01/27 - 03/01/28	1,460
366		6.000%, 12/01/22 - 02/01/24	417
850		6.500%, 05/01/22 - 01/01/28	989
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
161		4.000%, 10/01/33	172
5,441		4.500%, 05/01/41	5,933
4,668		5.000%, 08/01/40	5,210
2,951		5.500%, 01/01/33 - 03/01/40	3,348
477		6.000%, 11/01/28 - 12/01/33	547
2,645		6.500%, 05/01/24 - 03/01/38	3,091
789		7.000%, 07/01/29 - 10/01/36	906
52		7.500%, 09/01/38	64
24		8.500%, 08/01/30	25
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
870		7.500%, 01/01/32 - 12/01/36	1,026
415		10.000%, 10/01/30	469
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
28,295		3.500%, 10/01/32 - 06/01/43	29,815
12,801		4.000%, 09/01/32 - 10/01/42	13,782
1,489		5.500%, 02/01/18 - 12/01/35	1,629
2,445		6.000%, 02/01/33 - 04/01/36	2,721
3,482		6.500%, 11/01/36 - 10/17/38	3,961
2		7.000%, 03/01/16	2
34		10.500%, 07/20/21	36
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4		7.500%, 03/01/17 - 05/01/17	4
1		8.750%, 06/01/17	1
–	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
496		ARM, 1.570%, 08/01/34	514
206		ARM, 1.784%, 01/01/33	216
335		ARM, 1.787%, 07/01/33	351
198		ARM, 1.803%, 10/01/34	210

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
519		ARM, 1.818%, 05/01/35	549
422		ARM, 1.881%, 02/01/35	442
2,317		ARM, 1.893%, 01/01/35	2,424
5		ARM, 1.905%, 03/01/19	5
230		ARM, 1.912%, 02/01/35	241
406		ARM, 1.975%, 09/01/36	428
253		ARM, 1.989%, 11/01/37	269
247		ARM, 2.063%, 10/01/34	262
156		ARM, 2.075%, 04/01/34	165
185		ARM, 2.083%, 06/01/34	197
231		ARM, 2.086%, 09/01/34	245
304		ARM, 2.086%, 10/01/34	323
184		ARM, 2.107%, 06/01/35	195
157		ARM, 2.135%, 09/01/35	168
149		ARM, 2.138%, 01/01/36	157
353		ARM, 2.147%, 11/01/33	376
299		ARM, 2.163%, 10/01/36	320
287		ARM, 2.183%, 10/01/34	305
164		ARM, 2.200%, 02/01/34	175
581		ARM, 2.241%, 07/01/37	618
266		ARM, 2.244%, 08/01/36	284
99		ARM, 2.251%, 01/01/34	105
51		ARM, 2.262%, 04/01/34	53
289		ARM, 2.270%, 07/01/36	308
120		ARM, 2.274%, 05/01/35	127
83		ARM, 2.277%, 11/01/33	88
218		ARM, 2.314%, 08/01/34	232
348		ARM, 2.319%, 07/01/33	372
124		ARM, 2.325%, 07/01/37	133
73		ARM, 2.331%, 05/01/35	78
265		ARM, 2.342%, 05/01/34	283
440		ARM, 2.346%, 06/01/36	476
399		ARM, 2.363%, 04/01/35	425
435		ARM, 2.367%, 12/01/37	466
656		ARM, 2.400%, 04/01/35	700
273		ARM, 2.406%, 12/01/36	291
74		ARM, 2.410%, 01/01/38	79
230		ARM, 2.435%, 09/01/33	245
230		ARM, 2.461%, 11/01/36	245
396		ARM, 2.505%, 10/01/34	425
201		ARM, 2.553%, 12/01/36	215
188		ARM, 2.575%, 10/01/36	202
14		ARM, 2.633%, 09/01/27	15
4,986		ARM, 2.875%, 03/01/36	5,330
36		ARM, 3.718%, 03/01/29	38
1,993		ARM, 0.557%, 03/01/25	1,993
		Federal National Mortgage Association, 15 Year, Single Family,
145		4.500%, 03/01/19	152
906		5.000%, 06/01/18 - 08/01/24	969
1,285		5.500%, 11/01/18 - 11/01/23	1,371
818		6.000%, 06/01/16 - 08/01/21	855
719		6.500%, 08/01/16 - 02/01/24	787
251		7.000%, 03/01/17 - 08/01/21	263
18		7.500%, 03/01/17 - 10/01/17	18
–	(h)	8.000%, 09/01/15 - 01/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
8,238		3.500%, 12/01/30 - 08/01/32	8,717
3,883		4.000%, 01/01/35	4,243
335		6.000%, 09/01/29	383
933		6.500%, 05/01/22 - 12/01/27	1,074
33		7.500%, 09/01/21	36
		Federal National Mortgage Association, 30 Year, FHA/VA,
50		6.000%, 09/01/33	55
3,091		6.500%, 02/01/29 - 08/01/39	3,632
119		7.000%, 10/01/28 - 02/01/33	136
42		8.000%, 06/01/28	49
10		8.500%, 03/01/30 - 06/01/30	11
140		9.000%, 05/01/18 - 06/01/31	158
5		10.000%, 07/01/19	5
5		10.500%, 11/01/18	5
10		11.000%, 04/01/19	11
		Federal National Mortgage Association, 30 Year, Single Family,
5,120		3.500%, 03/01/43	5,358
1,923		4.000%, 08/01/33 - 04/01/34	2,068
965		4.500%, 05/01/29 - 09/01/34	1,052
1,083		5.000%, 06/01/33 - 09/01/35	1,221
3,305		5.500%, 11/01/32 - 05/01/40	3,805
3,624		6.000%, 12/01/28 - 11/01/38	4,186
3,000		6.500%, 11/01/29 - 09/01/38	3,535
3,598		7.000%, 04/01/20 - 01/01/39	4,279
2,458		7.500%, 08/01/36 - 04/01/39	3,090
618		8.000%, 03/01/27 - 10/01/36	754
82		8.500%, 12/01/27 - 02/01/30	93
–	(h)	9.000%, 04/01/26	—	(h)
6		9.500%, 07/01/28	6
4		10.000%, 02/01/24	4
		Federal National Mortgage Association, Other,
1,988		ARM, 0.646%, 08/01/22	1,990
5,000		VAR, 0.796%, 12/01/20	4,999
3,747		VAR, 0.976%, 03/01/22	3,746

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
152	VAR, 2.250%, 08/01/34	162
2,386	VAR, 6.070%, 11/01/18	2,561
2,700	09/25/30 (w)	2,742
2,000	1.690%, 12/01/19	1,987
1,931	1.750%, 06/01/20	1,927
2,830	2.000%, 12/01/20	2,831
20,000	2.010%, 06/01/20	20,136
4,155	2.150%, 01/01/23	4,132
1,676	2.240%, 12/01/22	1,677
8,165	2.340%, 12/01/22 - 01/01/23	8,204
12,195	2.370%, 11/01/22 - 12/01/22	12,274
1,917	2.380%, 11/01/22	1,932
719	2.395%, 01/01/22	729
6,000	2.400%, 12/01/22 - 02/01/23	6,035
5,740	2.410%, 11/01/22	5,805
3,340	2.420%, 12/01/22	3,378
5,979	2.460%, 02/01/23	6,094
2,926	2.470%, 09/01/22 - 11/01/22	2,962
5,500	2.500%, 04/01/23	5,556
4,990	2.510%, 10/01/22 - 06/01/23	5,083
13,768	2.520%, 10/01/22 - 05/01/23	13,939
11,530	2.530%, 10/01/22 - 12/01/22	11,740
2,500	2.590%, 11/01/21	2,554
10,479	2.600%, 06/01/22 - 10/01/22	10,735
2,600	2.630%, 09/01/21 - 11/01/21	2,667
1,941	2.640%, 04/01/23	1,982
10,320	2.650%, 08/01/22 - 03/01/23	10,517
2,000	2.660%, 12/01/22	2,033
8,682	2.670%, 07/01/22	8,917
5,815	2.690%, 07/01/22	6,018
5,000	2.700%, 04/01/25	5,037
2,822	2.740%, 05/01/22	2,914
6,603	2.750%, 03/01/22 - 07/01/22	6,846
7,000	2.760%, 06/01/22	7,186
11,778	2.790%, 06/01/22 - 06/01/27	12,141
1,730	2.810%, 05/01/27	1,730
9,250	2.830%, 07/01/22 - 05/01/27	9,419
8,089	2.860%, 05/01/22 - 08/01/22	8,406
1,300	2.870%, 09/01/27	1,309
1,510	2.890%, 01/01/25	1,544
9,747	2.900%, 05/01/22 - 12/01/24	10,125
3,000	2.920%, 05/01/30	3,001
3,796	2.940%, 05/01/22	3,965
2,000	2.950%, 12/01/24	2,054
2,000	2.960%, 06/01/30	1,984
4,978	2.980%, 03/01/22 - 06/01/22	5,202
4,894	2.990%, 02/01/22 - 01/01/25	5,076
9,369	3.000%, 05/01/22 - 08/01/43	9,616
4,770	3.020%, 05/01/22	4,998
16,350	3.030%, 12/01/21 - 04/01/30	16,998
2,000	3.040%, 12/01/24	2,067
2,374	3.080%, 05/01/22	2,497
7,556	3.090%, 01/01/22	7,935
1,985	3.100%, 05/01/22	2,089
4,000	3.110%, 12/01/24	4,158
11,613	3.120%, 01/01/22 - 06/01/35	12,063
7,886	3.130%, 01/01/22 - 04/01/30	8,104
11,319	3.140%, 02/01/22 - 12/01/26	11,882
3,776	3.200%, 02/01/22	3,990
2,540	3.230%, 11/01/20	2,696
2,179	3.235%, 10/01/26	2,280
4,972	3.240%, 01/01/22	5,265
1,942	3.270%, 11/01/20	2,069
2,873	3.280%, 10/01/20	3,057
6,949	3.290%, 10/01/20 - 08/01/26	7,326
3,974	3.350%, 11/01/20	4,232
3,692	3.360%, 10/01/20	3,933
3,600	3.370%, 11/01/20	3,837
1,500	3.380%, 12/01/23	1,594
932	3.383%, 10/01/20	996
1,500	3.390%, 12/01/29	1,572
8,031	3.430%, 09/01/20 - 11/01/21	8,585
2,362	3.460%, 04/01/27	2,509
2,500	3.480%, 12/01/20	2,680
6,500	3.490%, 09/01/23	6,954
23,915	3.500%, 02/01/33 - 06/01/43	25,182
4,613	3.523%, 12/01/20	4,944
5,282	3.540%, 10/01/20	5,663
2,000	3.550%, 02/01/30	2,131
1,583	3.570%, 11/01/34	1,700
3,742	3.590%, 12/01/20 - 08/01/23	4,032
2,799	3.600%, 09/01/20	3,012
2,480	3.610%, 11/01/34	2,658
12,789	3.620%, 09/01/20	13,769
1,991	3.630%, 10/01/29	2,130
6,100	3.670%, 07/01/23	6,589
7,134	3.740%, 07/01/20 - 07/01/23	7,739
26,796	3.770%, 01/01/21 - 09/01/21	29,239
6,200	3.830%, 12/01/21	6,718
1,849	3.840%, 09/01/20	2,003
2,355	3.860%, 07/01/21	2,560
3,000	3.870%, 01/01/21	3,282
5,000	3.890%, 09/01/21	5,521
3,500	3.930%, 07/01/20 - 01/01/21	3,829

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,000	3.940%, 07/01/21	4,404
20,129	3.950%, 07/01/20 - 07/01/21	22,099
2,884	3.960%, 08/01/20	3,155
5,696	3.970%, 06/01/21 - 07/01/21	6,245
2,000	3.980%, 11/01/16	1,996
2,251	3.990%, 07/01/21	2,469
25,284	4.000%, 11/01/33 - 07/01/42	27,238
3,000	4.020%, 06/01/21	3,282
1,600	4.040%, 10/01/20	1,754
3,293	4.050%, 08/01/21	3,625
8,000	4.060%, 07/01/21	8,811
7,667	4.066%, 07/01/20	8,380
2,248	4.070%, 10/01/21	2,480
10,834	4.080%, 11/01/26	12,139
1,868	4.120%, 04/01/20	2,045
2,319	4.130%, 07/01/20	2,546
4,483	4.150%, 08/01/21	4,927
8,346	4.160%, 03/01/21 - 07/01/21	9,227
4,386	4.240%, 06/01/21	4,869
2,000	4.250%, 04/01/21	2,213
22,864	4.282%, 01/01/20	24,862
4,000	4.290%, 06/01/20	4,421
879	4.298%, 01/01/21	978
1,458	4.300%, 04/01/21	1,621
7,555	4.310%, 06/01/21	8,409
2,376	4.320%, 06/01/21	2,647
2,660	4.330%, 02/01/21 - 07/01/21	2,967
9,000	4.340%, 06/01/21	10,004
5,812	4.350%, 04/01/20 - 02/01/21	6,444
3,921	4.380%, 01/01/21 - 04/01/21	4,375
3,275	4.381%, 04/01/20	3,625
12,424	4.400%, 02/01/20	13,783
5,892	4.480%, 02/01/21 - 06/01/21	6,636
144	4.500%, 08/01/33	155
3,402	4.552%, 08/01/26	3,822
4,749	4.640%, 01/01/21	5,353
2,847	4.762%, 08/01/26	3,302
3,833	4.970%, 02/01/31	4,477
1,455	5.000%, 04/01/22 - 01/01/36	1,652
1,515	5.500%, 03/01/17 - 04/01/38	1,670
1,733	6.000%, 02/01/36 - 11/01/39	1,925
322	6.500%, 10/01/35 - 06/01/36	365
1,863	7.000%, 12/01/36 - 10/01/46	2,116
5	10.329%, 06/15/21	5
2	11.000%, 08/20/20	2
24	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	24
	Government National Mortgage Association II, 30 Year, Single Family,
3,094	4.250%, 12/20/44	3,389
554	5.500%, 09/20/39	623
2,947	6.000%, 08/20/39	3,405
2,114	6.500%, 10/20/33 - 01/20/39	2,438
15	7.500%, 02/20/28 - 09/20/28	19
23	8.000%, 06/20/26 - 10/20/27	28
14	8.500%, 03/20/25 - 05/20/25	17
	Government National Mortgage Association II, Other,
3,028	4.433%, 05/20/63	3,331
2,022	4.462%, 05/20/63	2,225
3,119	4.479%, 04/20/63	3,433
198	6.000%, 11/20/38	214
	Government National Mortgage Association, 15 Year, Single Family,
93	6.000%, 06/15/18	97
11	7.000%, 10/15/16	11
7	7.500%, 11/15/17	7
2	8.000%, 01/15/16	2
	Government National Mortgage Association, 30 Year, Single Family,
76	6.375%, 08/15/26	86
1,883	6.500%, 10/15/27 - 04/15/33	2,197
1,622	7.000%, 09/15/31 - 03/15/37	1,908
57	7.500%, 11/15/22 - 01/15/33	60
2	8.000%, 09/15/22	2
6	9.000%, 01/15/31	6
324	9.500%, 10/15/24	359
1	11.000%, 01/15/21	1
	Government National Mortgage Association, Other, 20 Year, Single Family,
363	6.500%, 08/15/22 - 11/15/23	415
41	7.000%, 08/15/23	45

	Total Mortgage Pass-Through Securities (Cost $946,057)	980,793

U.S. Treasury Obligations — 0.6%
	U.S. Treasury Coupon STRIPS,
140	1.945%, 08/15/23 (n)	118
2,350	2.240%, 02/15/24 (n)	1,943
6,000	2.268%, 05/15/21 (n)	5,385
500	2.504%, 05/15/23 (n)	424
1,000	2.507%, 11/15/22 (n)	861
2,360	2.616%, 02/15/23 (n)	2,017

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
500	3.229%, 08/15/30 (n)	333
800	3.254%, 02/15/30 (n)	541
800	3.314%, 08/15/31 (n)	513
650	5.549%, 11/15/30 (n)	428
500	5.854%, 02/15/29 (n)	350
200	6.025%, 08/15/28 (n)	143
	U.S. Treasury Notes,
700	1.750%, 10/31/20	706
1,000	2.000%, 10/31/21	1,014

	Total U.S. Treasury Obligations (Cost $14,177)	14,776

Loan Assignments — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
967	Progress Residential LP, Revolving Loan, VAR, 3.778%, 09/04/15 (i)	962
1,404	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	1,397

	Total Loan Assignments (Cost $2,371)	2,359

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
108,293	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $108,293)	108,293

	Total Investments — 99.8% (Cost $2,437,528)	2,517,203
	Other Assets in Excess of Liabilities — 0.2%	3,914

	NET ASSETS — 100.0%	$2,521,117

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(w)	—	When-issued security.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,691
Aggregate gross unrealized depreciation	(13,016)

Net unrealized appreciation/depreciation	$79,675

Federal income tax cost of investments	$2,437,528

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$24,369	$93,404	$117,773
Collateralized Mortgage Obligations
Agency CMO	—	860,341	—	860,341
Non-Agency CMO	—	260,696	63,392	324,088

Total Collateralized Mortgage Obligations	—	1,121,037	63,392	1,184,429

Commercial Mortgage-Backed Securities	—	83,499	25,281	108,780
Mortgage Pass-Through Securities	—	980,793	—	980,793
U.S. Treasury Obligations	—	14,776	—	14,776
Loan Assignments
Financials	—	—	2,359	2,359
Short-Term Investment
Investment Company	108,293	—	—	108,293

Total Investments in Securities	$108,293	$2,224,474	$184,436	$2,517,203

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage-Backed Securities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Asset-Backed Securities	$83,186	$—	$158	$(14)	$17,519	$(6,247)	$—	$(1,198)	$93,404
Collateralized Mortgage Obligations — Non-Agency CMO	77,307	222	(725)	(52)	—	(11,981)	—	(1,379)	63,392
Commercial Mortgage-Backed Securities	27,939	—	(206)	(303)	—	(2,149)	—	—	25,281
Loan Assignments — Financials	6,059	—	13	—	2,424	(6,137)	—	—	2,359

Total	$194,491	$222	$(760)	$(369)	$19,943	$(26,514)	$—	$(2,577)	$184,436

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(515,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$64,467	Discounted Cash Flow	Constant Prepayment Rate	0.00%-10.00% (1.40%)
			Constant Default Rate	0.00%-30.00% (13.13%)
			Yield (Discount Rate of Cash Flows)	1.12%%-6.59% (3.84%)

Asset-Backed Securities	64,467

	50,396	Discounted Cash Flow	Constant Prepayment Rate	0.00%-37.14% (5.69%)
			Constant Default Rate	0.00%-50.00% (4.97%)
			PSA Prepayment Model	273.00%-970.00% (527.83%)
			Yield (Discount Rate of Cash Flows)	0.04%-18.43% (5.24%)

Collateralized Mortgage Obligations	50,396

	8,653	Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (45.49%)
			Yield (Discount Rate of Cash Flows)	0.99%-4.94% (3.44%)

Commercial Mortgage-Backed Securities	8,653

Total	$123,516

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $60,920,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 92.8% (t)
	Alabama — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17 (Cost $1,000)	1,009

	Alaska — 1.2%
	Housing — 0.1%
155	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/15 (p)	155

	Other Revenue — 0.4%
1,410	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,410

	Transportation — 0.7%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,288

	Total Alaska	3,853

	Arizona — 1.8%
	Housing — 0.0% (g)
95	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., GNMA/FNMA/FHLMC COLL, 5.650%, 07/01/39	97

	Water & Sewer — 1.8%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,236
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,610

		5,846

	Total Arizona	5,943

	Arkansas — 0.1%
	Housing — 0.1%
175	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	179

	California — 1.7%
	General Obligation — 0.4%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,121

	Housing — 0.1%
350	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	359

	Other Revenue — 0.2%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	695

	Transportation — 0.3%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,012

	Utility — 0.7%
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,345

	Total California	5,532

	Colorado — 1.7%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	716

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,191

	Housing — 0.3%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
40	Rev., GNMA COLL, 6.000%, 05/01/27 (m)	41
110	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34 (m)	113
25	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31 (m)	25
392	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 12/01/39	411
285	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 5.350%, 06/01/39	290

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
185	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	188

		1,068

	Other Revenue — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,582

	Total Colorado	5,557

	Connecticut — 1.3%
	Education — 1.3%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	810
1,560	Series A, Rev., 5.250%, 11/15/23	1,803
1,500	Series A, Rev., 5.250%, 11/15/24	1,733

	Total Connecticut	4,346

	Delaware — 0.3%
	Housing — 0.3%
	Delaware State Housing Authority, Senior Single Family Mortgage,
515	Series A-1, Rev., AMT, 4.900%, 07/01/29	543
100	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 07/01/39	108
315	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	318

	Total Delaware	969

	District of Columbia — 2.0%
	Other Revenue — 0.6%
1,720	District of Columbia, Income Tax, Series B, Rev., 5.250%, 12/01/29	1,983

	Transportation — 1.4%
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,563

	Total District of Columbia	6,546

	Florida — 10.8%
	Certificate of Participation/Lease — 1.5%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21 (m)	4,692

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,252

	Housing — 1.8%
470	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	463
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,035	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,099
1,135	Series B, Rev., GNMA, 4.500%, 01/01/29	1,197
920	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	975
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
235	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38 (p)	235
535	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	535
165	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36 (m)	165
665	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	686
560	Pinellas County Housing Finance Authority, Multi-County Program, Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	577

		5,932

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	961
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	504
1,000	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	1,176

		2,641

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.5%
2,635	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	2,952
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,702

		4,654

	Utility — 2.9%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	5,961
2,000	Palm Beach County Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	2,337
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,153

		9,451

	Water & Sewer — 1.9%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,177

	Total Florida	34,799

	Georgia — 4.8%
	Certificate of Participation/Lease — 1.9%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,964

	General Obligation — 1.8%
5,000	Fulton County School District, GO, 5.500%, 01/01/21 (m)	5,872

	Housing — 0.2%
695	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.500%, 03/01/41	726

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
3,000	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,039

	Total Georgia	15,601

	Hawaii — 1.6%
	General Obligation — 1.6%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,692
2,900	Series D, GO, 5.250%, 09/01/27	3,338

	Total Hawaii	5,030

	Illinois — 2.2%
	General Obligation — 1.1%
	Chicago Board of Education,
1,500	Series C, GO, 5.250%, 12/01/24	1,501
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,044

		3,545

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
294	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.500%, 12/01/39	306
323	Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.450%, 12/01/39	329
	City of Chicago, Single Family Mortgage,
105	Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.750%, 12/01/15 (p)	108
560	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	590
595	Series K, Rev., FHLMC COLL, 5.350%, 06/01/43	596
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27 (m)	25

		1,954

	Other Revenue — 0.5%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	563
1,025	Series A, Rev., 5.000%, 05/15/20	1,165

		1,728

	Total Illinois	7,227

	Indiana — 1.4%
	Housing — 0.3%
	Indiana Housing & Community Development Authority, Home First Mortgage,
700	Series A, Rev., GNMA/FNMA COLL, 4.500%, 06/01/28	738
275	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	294

		1,032

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.3%
1,000	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana, Rev., 5.250%, 11/15/15 (p)	1,023

	Utility — 0.4%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,401

	Water & Sewer — 0.4%
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19 (m)	1,079

	Total Indiana	4,535

	Iowa — 0.6%
	Education — 0.5%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Rev., AMT, 5.000%, 12/01/18	554
1,000	Rev., AMT, 5.000%, 12/01/25	1,125

		1,679

	Housing — 0.1%
350	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	368

	Total Iowa	2,047

	Kansas — 0.2%
	Housing — 0.1%
185	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-3, Rev., GNMA/FNMA/COLL, 5.500%, 06/01/15 (m) (p)	187

	Prerefunded — 0.1%
320	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15 (m) (p)	336

	Total Kansas	523

	Louisiana — 0.6%
	Housing — 0.6%
835	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/38	861
253	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	253
490	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	506
295	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	317

	Total Louisiana	1,937

	Maine — 0.3%
	Housing — 0.3%
	Maine State Housing Authority,
500	Series A-1, Rev., AMT, 4.500%, 11/15/28	526
390	Series B, Rev., 4.000%, 11/15/43	419

	Total Maine	945

	Maryland — 0.1%
	Housing — 0.1%
120	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	123
70	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15 (m)	70

	Total Maryland	193

	Massachusetts — 7.5%
	Education — 0.7%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33 (m)	1,071
1,060	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	1,136

		2,207

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.9%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,004

	Housing — 0.1%
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	298

	Water & Sewer — 5.8%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,240
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	9,962
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,506

		18,708

	Total Massachusetts	24,217

	Michigan — 1.2%
	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,034

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,901

	Total Michigan	3,935

	Minnesota — 2.9%
	Housing — 2.9%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
714	Series A, Rev., GNMA/FHLMC COLL, 5.125%, 12/01/40	735
625	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	658
65	Series B, Rev., GNMA/FNMA/FHLMC COLL, 5.150%, 12/01/38	67
930	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19 (m)	932
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
438	Series A-1, Rev., GNMA/FHLMC COLL, 5.250%, 12/01/40	443
775	Series A-2, Rev., GNMA/FHLMC COLL, 5.520%, 03/01/41	818
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
955	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,010
445	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	472
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,180
1,070	Rev., 5.250%, 08/01/25	1,239
825	Rev., 5.250%, 08/01/26	954
	Minnesota Housing Finance Agency, Residential Housing Finance,
630	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	662
150	Series D, Rev., AMT, 5.500%, 01/01/38	151

		9,321

	Prerefunded — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	42

	Total Minnesota	9,363

	Mississippi — 0.9%
	Housing — 0.9%
975	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,027
1,705	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	1,778

	Total Mississippi	2,805

	Missouri — 1.0%
	Housing — 0.3%
	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program,
170	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.050%, 03/01/38	176
400	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	412

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
495	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	525

		1,113

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,266

	Total Missouri	3,379

	Nevada — 0.5%
	Housing — 0.0% (g)
127	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FHLMC COLL, 5.200%, 11/01/40	128

	Other Revenue — 0.5%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,461

	Total Nevada	1,589

	New Hampshire — 1.9%
	Education — 1.7%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,408
900	Rev., NATL-RE, 5.500%, 06/01/27	1,148

		5,556

	Housing — 0.2%
615	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	659

	Total New Hampshire	6,215

	New Jersey — 2.4%
	Education — 0.3%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	277
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	559

		836

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,538

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	509

	Other Revenue — 0.8%
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,735

	Transportation — 0.7%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,211

	Total New Jersey	7,829

	New Mexico — 0.6%
	Housing — 0.6%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
665	Class I-D1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37 (m)	679
995	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,012
250	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	259

	Total New Mexico	1,950

	New York — 7.9%
	Housing — 0.3%
835	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	879

	Other Revenue — 2.4%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,157
1,445	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series A, Rev., 5.000%, 11/01/22	1,711
1,250	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., VAR, 2.000%, 05/01/20	1,242
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	460
1,660	Rev., 5.000%, 05/15/23	1,928

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,166

		7,664

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	6

	Special Tax — 1.0%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,273
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,099

		3,372

	Transportation — 2.2%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
3,000	Series A, Rev., 5.000%, 11/15/29	3,485
3,145	Series B, Rev., 5.250%, 11/15/24	3,655

		7,140

	Water & Sewer — 2.0%
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects – Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,866
3,000	Series B, Rev., 5.000%, 06/15/28	3,488

		6,354

	Total New York	25,415

	North Carolina — 3.4%
	Education — 1.3%
2,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	2,659
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/23	1,551

		4,210

	Housing — 0.1%
55	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15 (m)	56
	North Carolina Housing Finance Agency, Homeownership,
60	Series 26-A, Rev., AMT, 5.500%, 06/01/15 (p)	60
240	Series 30-A, Rev., AMT, 5.500%, 01/01/39	248

		364

	Other Revenue — 0.8%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,199
1,250	Wake County, Hammond Road Detention Center Project, Rev., 5.000%, 06/01/24	1,415

		2,614

	Water & Sewer — 1.2%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,835

	Total North Carolina	11,023

	North Dakota — 1.6%
	Housing — 0.9%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
990	Series B, Rev., 5.000%, 07/01/28	1,050
1,115	Series D, Rev., 4.500%, 01/01/29	1,166
780	Series F, Rev., AMT, 4.500%, 01/01/35	827

		3,043

	Utility — 0.7%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,178

	Total North Dakota	5,221

	Ohio — 1.7%
	General Obligation — 0.6%
1,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,872

	Housing — 0.5%
45	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA, 5.000%, 11/01/28	47
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
530	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19 (m)	536

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26 (m)	1,032

		1,615

	Prerefunded — 0.4%
1,225	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	1,365

	Transportation — 0.2%
670	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19 (m)	670

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	83

	Total Ohio	5,605

	Oklahoma — 0.7%
	Housing — 0.7%
73	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23 (i)	73
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
925	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.400%, 10/01/38	960
200	Series A-2, Rev., GNMA, 5.700%, 04/01/36 (m)	202
865	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	905

	Total Oklahoma	2,140

	Oregon — 0.6%
	Housing — 0.6%
1,765	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,889

	Pennsylvania — 3.6%
	Education — 1.4%
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,601

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,249
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,002

		2,251

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,228

	Transportation — 0.8%
	Allegheny County Airport Authority, Pittsburgh International Airport,
1,500	Series A-1, Rev., 5.000%, 01/01/22	1,714
600	Series A-1, Rev., 5.000%, 01/01/26	666

		2,380

	Total Pennsylvania	11,460

	Rhode Island — 1.5%
	Education — 0.6%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Rev., AMT, 5.000%, 12/01/18	717
1,000	Rev., AMT, 5.000%, 12/01/19	1,116

		1,833

	Transportation — 0.9%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,938

	Total Rhode Island	4,771

	South Carolina — 0.8%
	General Obligation — 0.6%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	2,107

	Housing — 0.2%
570	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	603

	Total South Carolina	2,710

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Dakota — 0.2%
	Housing — 0.2%
500	South Dakota Housing Development Authority, Homeownership Mortgage, Series E, Rev., 6.000%, 11/01/38	508

	Tennessee — 2.9%
	Housing — 1.1%
	Tennessee Housing Development Agency, Homeownership Program,
855	Series 1C, Rev., AMT, 3.750%, 01/01/25	864
235	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	244
	Tennessee Housing Development Agency, Housing Finance Program,
1,145	Series A-1, Rev., 5.000%, 01/01/27	1,206
720	Series A-2, Rev., 4.200%, 07/01/25	759
440	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	472

		3,545

	Transportation — 0.4%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,136

	Utility — 0.7%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,281

	Water & Sewer — 0.7%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,373

	Total Tennessee	9,335

	Texas — 8.9%
	General Obligation — 3.7%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,415
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,445
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,430
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25 (p)	2,680

		11,970

	Housing — 1.9%
1,115	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23 (m)	1,116
940	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Class A, Rev., GNMA/FNMA/COLL, 5.500%, 07/01/38	954
1,080	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,157
55	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 06/01/15 (p)	55
672	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.300%, 10/01/39	691
1,803	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/39	1,836
258	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 12/01/39	271

		6,080

	Other Revenue — 1.0%
3,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	3,274

	Transportation — 0.7%
2,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	2,153

	Utility — 1.6%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	962

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
4,000	Rev., 5.000%, 02/01/23	4,404

		5,366

	Total Texas	28,843

	Utah — 1.6%
	Education — 1.2%
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,938

	Other Revenue — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,194

	Total Utah	5,132

	Vermont — 1.0%
	Housing — 1.0%
	Vermont Housing Finance Agency, Multiple Purpose,
2,500	Series B, Rev., 3.750%, 11/01/45	2,626
580	Series B, Rev., AMT, 4.125%, 11/01/42	603

	Total Vermont	3,229

	Virginia — 1.5%
	Education — 0.8%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,445

	Other Revenue — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18 (p)	2,314

	Total Virginia	4,759

	Washington — 1.4%
	General Obligation — 0.7%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,385

	Transportation — 0.5%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,478

	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	581

	Total Washington	4,444

	West Virginia — 0.9%
	Other Revenue — 0.9%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,037

	Wisconsin — 0.7%
	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,328

	Total Municipal Bonds (Cost $284,849)	299,902

SHARES
Investment Company — 1.6%
389	Nuveen Premium Income Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 03/01/40 (m) (Cost $5,430)	5,198

Short-Term Investment — 2.4%
	Investment Company — 2.4%
7,772	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $7,772)	7,772

	Total Investments — 96.8% (Cost $298,051)	312,872
	Other Assets in Excess of Liabilities — 3.2%	10,238

	NET ASSETS — 100.0%	$323,110

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, and/or delayed delivery securities.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,765
Aggregate gross unrealized depreciation	(944)

Net unrealized appreciation/depreciation	$14,821

Federal income tax cost of investments	$298,051

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	$—	$1,009	$—	$1,009

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Alaska
Housing	$—	$155	$—	$155
Other Revenue	—	1,410	—	1,410
Transportation	—	2,288	—	2,288

Total Alaska	—	3,853	—	3,853

Arizona
Housing	—	97	—	97
Water & Sewer	—	5,846	—	5,846

Total Arizona	—	5,943	—	5,943

Arkansas
Housing	—	179	—	179
California
General Obligation	—	1,121	—	1,121
Housing	—	359	—	359
Other Revenue	—	695	—	695
Transportation	—	1,012	—	1,012
Utility	—	2,345	—	2,345

Total California	—	5,532	—	5,532

Colorado
Certificate of Participation/Lease	—	716	—	716
General Obligation	—	1,191	—	1,191
Housing	—	1,068	—	1,068
Other Revenue	—	2,582	—	2,582

Total Colorado	—	5,557	—	5,557

Connecticut
Education	—	4,346	—	4,346
Delaware
Housing	—	969	—	969
District of Columbia
Other Revenue	—	1,983	—	1,983
Transportation	—	4,563	—	4,563

Total District of Columbia	—	6,546	—	6,546

Florida
Certificate of Participation/Lease	—	4,692	—	4,692
Hospital	—	1,252	—	1,252
Housing	—	5,932	—	5,932
Industrial Development Revenue/Pollution Control Revenue	—	2,641	—	2,641
Transportation	—	4,654	—	4,654
Utility	—	9,451	—	9,451
Water & Sewer	—	6,177	—	6,177

Total Florida	—	34,799	—	34,799

Georgia
Certificate of Participation/Lease	—	5,964	—	5,964
General Obligation	—	5,872	—	5,872
Housing	—	726	—	726
Industrial Development Revenue/Pollution Control Revenue	—	3,039	—	3,039

Total Georgia	—	15,601	—	15,601

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	$—	$5,030	$—	$5,030
Illinois
General Obligation	—	3,545	—	3,545
Housing	—	1,954	—	1,954
Other Revenue	—	1,728	—	1,728

Total Illinois	—	7,227	—	7,227

Indiana
Housing	—	1,032	—	1,032
Prerefunded	—	1,023	—	1,023
Utility	—	1,401	—	1,401
Water & Sewer	—	1,079	—	1,079

Total Indiana	—	4,535	—	4,535

Iowa
Education	—	1,679	—	1,679
Housing	—	368	—	368

Total Iowa	—	2,047	—	2,047

Kansas
Housing	—	187	—	187
Prerefunded	—	336	—	336

Total Kansas	—	523	—	523

Louisiana
Housing	—	1,937	—	1,937
Maine
Housing	—	945	—	945
Maryland
Housing	—	193	—	193
Massachusetts
Education	—	2,207	—	2,207
General Obligation	—	3,004	—	3,004
Housing	—	298	—	298
Water & Sewer	—	18,708	—	18,708

Total Massachusetts	—	24,217	—	24,217

Michigan
Housing	—	2,034	—	2,034
Industrial Development Revenue/Pollution Control Revenue	—	1,901	—	1,901

Total Michigan	—	3,935	—	3,935

Minnesota
Housing	—	9,321	—	9,321
Prerefunded	—	42	—	42

Total Minnesota	—	9,363	—	9,363

Mississippi
Housing	—	2,805	—	2,805
Missouri
Housing	—	1,113	—	1,113
Transportation	—	2,266	—	2,266

Total Missouri	—	3,379	—	3,379

Nevada
Housing	—	128	—	128
Other Revenue	—	1,461	—	1,461

Total Nevada	—	1,589	—	1,589

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Hampshire
Education	$—	$5,556	$—	$5,556
Housing	—	659	—	659

Total New Hampshire	—	6,215	—	6,215

New Jersey
Education	—	836	—	836
General Obligation	—	1,538	—	1,538
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	2,735	—	2,735
Transportation	—	2,211	—	2,211

Total New Jersey	—	7,829	—	7,829

New Mexico
Housing	—	1,950	—	1,950
New York
Housing	—	879	—	879
Other Revenue	—	7,664	—	7,664
Prerefunded	—	6	—	6
Special Tax	—	3,372	—	3,372
Transportation	—	7,140	—	7,140
Water & Sewer	—	6,354	—	6,354

Total New York	—	25,415	—	25,415

North Carolina
Education	—	4,210	—	4,210
Housing	—	364	—	364
Other Revenue	—	2,614	—	2,614
Water & Sewer	—	3,835	—	3,835

Total North Carolina	—	11,023	—	11,023

North Dakota
Housing	—	3,043	—	3,043
Utility	—	2,178	—	2,178

Total North Dakota	—	5,221	—	5,221

Ohio
General Obligation	—	1,872	—	1,872
Housing	—	1,615	—	1,615
Prerefunded	—	1,365	—	1,365
Transportation	—	670	—	670
Utility	—	83	—	83

Total Ohio	—	5,605	—	5,605

Oklahoma
Housing	—	2,067	73	2,140
Oregon
Housing	—	1,889	—	1,889
Pennsylvania
Education	—	4,601	—	4,601
Industrial Development Revenue/Pollution Control Revenue	—	2,251	—	2,251
Other Revenue	—	2,228	—	2,228
Transportation	—	2,380	—	2,380

Total Pennsylvania	—	11,460	—	11,460

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Rhode Island
Education	$—	$1,833	$—		$1,833
Transportation	—	2,938	—		2,938

Total Rhode Island	—	4,771	—		4,771

South Carolina
General Obligation	—	2,107	—		2,107
Housing	—	603	—		603

Total South Carolina	—	2,710	—		2,710

South Dakota
Housing	—	508	—		508
Tennessee
Housing	—	3,545	—		3,545
Transportation	—	1,136	—		1,136
Utility	—	2,281	—		2,281
Water & Sewer	—	2,373	—		2,373

Total Tennessee	—	9,335	—		9,335

Texas
General Obligation	—	11,970	—		11,970
Housing	—	6,080	—		6,080
Other Revenue	—	3,274	—		3,274
Transportation	—	2,153	—		2,153
Utility	—	5,366	—		5,366

Total Texas	—	28,843	—		28,843

Utah
Education	—	3,938	—		3,938
Other Revenue	—	1,194	—		1,194

Total Utah	—	5,132	—		5,132

Vermont
Housing	—	3,229	—		3,229
Virginia
Education	—	2,445	—		2,445
Other Revenue	—	2,314	—		2,314

Total Virginia	—	4,759	—		4,759

Washington
General Obligation	—	2,385	—		2,385
Transportation	—	1,478	—		1,478
Utility	—	581	—		581

Total Washington	—	4,444	—		4,444

West Virginia
Other Revenue	—	3,037	—		3,037
Wisconsin
Other Revenue	—	2,328	—		2,328

Total Municipal Bonds	—	299,829	73		299,902

Investment Company	5,198	—	—		5,198
Short-Term Investment
Investment Company	7,772	—	—		7,772

Total Investments in Securities	$12,970	$299,829	$73	*	$312,872

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2015, the value of these securities was approximately $73,000.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The inputs for these securities are not readily available or cannot be reasonable estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Oklahoma — Housing	$79	$—	$— (a)	$—	$—	$(6)	$—	$—	$73
Wisconsin — Other Revenue	5,023	—	(23)	—	—	(5,000)	—	—	—

	$5,023	$—	$(23)	$—	$—	$(5,006)	$—	$—	$73

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $0.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 5.5% (n)
	Alabama — 1.4%
	Huntsville Health Care Authority,
19,000	0.080%, 07/16/15 (m)	19,000
20,000	0.080%, 07/01/15 (m)	20,000
5,000	0.100%, 07/16/15 (m)	5,000

		44,000

	California — 0.8%
23,000	California Statewide Communities Development Authority, Series 2008-C, 0.130%, 10/01/15 (m)	23,000

	Massachusetts — 1.1%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.130%, 07/08/15 (m)	34,000

	Nebraska — 1.2%
	Lincoln Nebraska Electric,
15,500	0.080%, 06/01/15 (m)	15,500
20,000	0.080%, 08/19/15 (m)	20,000

		35,500

	Tennessee — 1.0%
30,000	Metropolitan Government of Nashville & Davidson County, Series A-1, 0.099%, 06/02/15 (m)	30,000

	Total Commercial Paper (Cost $166,500)	166,500

Daily Demand Notes — 27.2%
	Arizona — 0.6%
16,665	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.060%, 06/01/15	16,665

	California — 0.6%
18,175	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.080%, 06/01/15	18,175

	Florida — 0.8%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.100%, 06/01/15	24,275

	Indiana — 2.2%
	Indiana State Finance Authority, Lease Appropriation,
28,000	Series A-2, Rev., VRDO, 0.100%, 06/01/15	28,000
38,720	Series A-3, Rev., VRDO, 0.100%, 06/01/15	38,720

		66,720

	Iowa — 0.4%
12,955	City of Iowa, Rev., VRDO, 0.090%, 06/01/15	12,955

	Kentucky — 2.8%
14,700	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Inc. Project, Series C, Rev., VRDO, 0.090%, 06/01/15	14,700
47,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.110%, 06/01/15	47,000
21,400	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.070%, 06/01/15	21,400

		83,100

	Michigan — 2.3%
10,950	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.100%, 06/01/15	10,950
56,990	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.120%, 06/01/15	56,990

		67,940

	Mississippi — 1.8%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
28,000	Series G, Rev., VRDO, 0.060%, 06/01/15	28,000
26,640	Series H, Rev., VRDO, 0.060%, 06/01/15	26,640

		54,640

	Missouri — 0.2%
5,300	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.080%, 06/01/15	5,300

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New York — 10.2%
	City of New York, Fiscal Year 2012,
15,920	Series A, Subseries A-3, GO, LIQ: Landesbank Hessen-Thuringen, 0.080%, 06/01/15	15,920
15,000	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.090%, 06/01/15	15,000
16,265	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.060%, 06/01/15	16,265
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
20,515	Series A, Subseries A-2, Rev., VRDO, 0.060%, 06/01/15	20,515
26,840	Series A-1, Rev., VRDO, 0.080%, 06/01/15	26,840
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Subseries AA-1A, Rev., VRDO, 0.090%, 06/01/15	20,000
25,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.090%, 06/01/15 (m)	25,000
2,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.070%, 06/01/15	2,500
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Class A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/01/15	16,790
50,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/01/15	50,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/01/15	36,900
	New York State Mortgage Agency, Homeowner Mortgage,
16,325	Series 135, Rev., VRDO, AMT, 0.100%, 06/01/15	16,325
33,360	Series 142, Rev., VRDO, AMT, 0.090%, 06/01/15	33,360
10,320	Triborough Bridge & Tunnel Authority, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/01/15	10,320

		305,735

	Ohio — 0.3%
8,005	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.070%, 06/01/15	8,005

	Oregon — 0.3%
9,500	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/01/15	9,500

	Tennessee — 1.7%
14,480	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/01/15	14,480
36,290	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/01/15	36,290

		50,770

	Texas — 2.6%
29,180	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.060%, 06/01/15	29,180
50,000	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series B, Rev., VRDO, 0.060%, 06/01/15 (m)	50,000

		79,180

	Wyoming — 0.4%
11,885	Uinta County, Pollution Control, Chevron USA, Inc. Project, Series 1993, Rev., VRDO, 0.060%, 06/01/15 (m)	11,885

	Total Daily Demand Notes (Cost $814,845)	814,845

Monthly Demand Note — 0.6%
	Virginia — 0.6%
17,365	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15 (Cost $17,365)	17,365

Municipal Bonds — 6.9%
	New Jersey — 2.4%
22,813	City of Rahway, GO, BAN, 1.500%, 08/07/15	22,856

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — continued
15,281	County of Burlington, Township of Evesham, Series A, GO, BAN, 2.000%, 05/19/16	15,504
7,600	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 1.750%, 01/14/16	7,660
11,500	Hudson County Improvement Authority, Series V-1, Rev., 1.000%, 11/25/15	11,539
13,500	Township of Howell, GO, BAN, 1.750%, 10/27/15	13,572

		71,131

	New York — 4.3%
9,148	Allegany, Cattaraugus, Erie & Wyoming Counties, Yorkshire-Pioneer Central School District, GO, BAN, 1.250%, 07/21/15	9,160
14,071	City of Beacon, Series A, GO, BAN, 2.000%, 05/27/16	14,282
12,500	Clarence Central School District, GO, TAN, 1.250%, 06/25/15	12,507
12,000	County of Niagara, Lockport City School District, GO, BAN, 0.750%, 08/06/15	12,010
15,000	County of Putnam, New York Tax Anticipation Note, GO, TAN, 1.000%, 10/23/15	15,042
6,000	Suffolk County, East Quogue Union Free School District, GO, TAN, 1.500%, 06/26/15	6,004
20,000	Suffolk County, West Islip Union Free School District, GO, TAN, 1.500%, 06/26/15	20,015
29,635	Town of Hempstead, County of Nassau, GO, BAN, 1.000%, 12/18/15	29,724
5,215	Town of Vestal, County of Broome, GO, BAN, 2.000%, 05/13/16	5,290
5,008	Town of Wallkill, County of Orange, Series C, GO, BAN, 1.250%, 08/05/15	5,015

		129,049

	Ohio — 0.2%
5,500	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.000%, 09/09/15	5,508

	Total Municipal Bonds (Cost $205,688)	205,688

Weekly Demand Notes — 53.5%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Rev., VAR, BHAC-CR, FSA, 0.130%, 06/08/15	10,890

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/08/15	15,000

	California — 0.6%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 06/08/15 (e)	17,900

	Colorado — 1.0%
12,700	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.090%, 06/08/15	12,700
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, Rev., VRDO, LOC: Royal Bank of Canada, 0.170%, 06/08/15	17,600

		30,300

	Connecticut — 1.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,645	Series D, Rev., VRDO, 0.100%, 06/08/15	14,645
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.110%, 06/08/15	30,000

		44,645

	Delaware — 1.1%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.100%, 06/08/15	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, 0.410%, 06/08/15 (e)	1,255

		33,335

	Florida — 1.9%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/08/15	17,800
15,140	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	15,140
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.210%, 06/08/15 (i)	13,460
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co. LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/08/15	11,270

		57,670

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Georgia — 1.7%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.110%, 06/08/15	15,000
31,525	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Class B, Rev., VRDO, 0.100%, 06/08/15	31,525
4,690	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.110%, 06/08/15 (e)	4,690

		51,215

	Hawaii — 0.7%
20,850	State of Hawaii, Department of Budget and Finance, Special Purpose, Series C, Rev., VRDO, 0.340%, 06/08/15 (i)	20,850

	Illinois — 3.8%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.180%, 06/08/15	7,300
101,850	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Class A, Rev., VRDO, AGM, 0.130%, 06/08/15	101,850
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/08/15	4,100
3,320	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.110%, 06/08/15	3,320

		116,570

	Indiana — 0.2%
4,925	City of Indianapolis, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/08/15	4,925

	Iowa — 0.6%
	Iowa Finance Authority, Multi-Family Housing,
10,870	Series A, Rev., VRDO, AMT, 0.110%, 06/08/15	10,870
8,390	Series B, Rev., VRDO, AMT, 0.110%, 06/08/15	8,390

		19,260

	Kansas — 0.6%
16,640	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.100%, 06/08/15	16,640

	Kentucky — 2.2%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/08/15	10,100
17,410	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.100%, 06/08/15	17,410
	Kentucky Housing Corp.,
16,800	Rev., VRDO, AMT, 0.120%, 06/08/15	16,800
14,375	Rev., VRDO, AMT, 0.120%, 06/08/15	14,375
7,775	Series F, Rev., VRDO, AMT, 0.120%, 06/08/15	7,775

		66,460

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.180%, 06/08/15	4,600

	Maine — 0.6%
17,420	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.090%, 06/08/15	17,420

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.200%, 06/08/15	7,925

	Massachusetts — 0.4%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.110%, 06/08/15	11,165

	Michigan — 0.9%
4,270	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.120%, 06/08/15	4,270
2,500	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.130%, 06/08/15	2,500
21,700	Michigan State Housing Development Authority, Single-Family Mortgage, Series D-1, Rev., VRDO, AMT, 0.140%, 06/08/15	21,700

		28,470

	Missouri — 1.3%
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.300%, 06/08/15 (i)	20,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Missouri — continued
20,000	Series C, Rev., VRDO, 0.300%, 06/08/15 (i)	20,000

		40,000

	Nebraska — 0.8%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/08/15	23,025

	New Mexico — 0.6%
18,805	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.090%, 06/08/15	18,805

	New York — 7.4%
52,510	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.130%, 06/08/15	52,510
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Class A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.100%, 06/08/15	20,000
10,600	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.110%, 06/08/15	10,600
12,415	New York State Housing Finance Agency, Rev., VRDO, LOC: Citibank N.A., 0.110%, 06/08/15	12,415
31,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.110%, 06/08/15	31,900
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.130%, 06/08/15	30,000
27,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.110%, 06/08/15	27,400
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
15,240	Series 2001-1, Class A, Rev., VRDO, AMT, LIQ: FHLMC, 0.680%, 06/08/15	15,240
5,330	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.680%, 06/08/15	5,330
17,995	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 06/08/15	17,995

		223,390

	North Carolina — 2.8%
11,200	City of Raleigh, Rev., VRDO, 0.200%, 06/08/15 (i)	11,200
40,000	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.100%, 06/08/15	40,000
6,205	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/08/15	6,205
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.110%, 06/08/15	5,000
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.220%, 06/08/15 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.090%, 06/08/15	9,800

		84,205

	North Dakota — 1.8%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.090%, 06/08/15	27,055
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Class A, Rev., VRDO, 0.110%, 06/08/15	27,625

		54,680

	Ohio — 3.1%
5,550	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.120%, 06/08/15	5,550
8,645	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.130%, 06/08/15	8,645
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
1,100	Series J, Rev., VRDO, AMT, FHLMC, 0.110%, 06/08/15	1,100
18,510	Series N, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.110%, 06/08/15	18,510

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — continued
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
29,755	Series F, Class F, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.230%, 06/08/15 (p)	29,755
29,960	Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.110%, 06/08/15	29,960

		93,520

	Pennsylvania — 2.1%
12,055	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.150%, 06/08/15	12,055
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,485	Series 2004-85B, Rev., VRDO, AMT, 0.110%, 06/08/15	10,485
6,850	Series 2007-99C, Rev., VRDO, AMT, 0.110%, 06/08/15	6,850
17,905	Series 98C, Rev., VRDO, AMT, 0.110%, 06/08/15	17,905
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Rev., VRDO, AMT, 0.110%, 06/08/15	800

		62,260

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/08/15 (m) (p)	5,700

	South Dakota — 1.1%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.110%, 06/08/15	34,000

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 06/08/15	9,000
11,070	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	11,070

		20,070

	Texas — 6.3%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.180%, 06/08/15	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	13,695
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.100%, 06/08/15 (m)	25,000
13,385	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	13,385
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.130%, 06/08/15 (e)	10,950
17,000	State of Texas, Series C, GO, VRDO, 0.140%, 06/08/15	17,000
16,990	State of Texas, Veterans Housing Assistance Program, Series A, GO, VRDO, AMT, 0.130%, 06/08/15	16,990
	State of Texas, Veterans Land,
12,855	GO, VRDO, LIQ: Sumitomo Mitsui Banking, 0.130%, 06/08/15	12,855
11,685	Series A, GO, VRDO, 0.140%, 06/08/15	11,685
10,840	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.160%, 06/08/15	10,840
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.230%, 06/08/15 (i)	12,500
21,085	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.110%, 06/08/15	21,085
4,900	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.120%, 06/08/15	4,900
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.110%, 06/08/15	12,000

		188,085

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utah — 0.6%
	Utah Housing Corp., Single Family Mortgage,
3,635	Series A-2, Rev., VRDO, 0.120%, 06/08/15	3,635
1,910	Series B, Class I, Rev., VRDO, 0.120%, 06/08/15	1,910
6,780	Series C-2, Class I, Rev., VRDO, FHA, 0.120%, 06/08/15	6,780
6,225	Series D-2, Class I, Rev., VRDO, 0.120%, 06/08/15	6,225

		18,550

	Virginia — 3.9%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
46,355	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.140%, 06/08/15	46,355
17,080	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.120%, 06/08/15	17,080
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,700	Series B, Class B, Rev., VRDO, 0.220%, 06/08/15 (i)	10,700
9,060	Series C, Class C, Rev., VRDO, 0.220%, 06/08/15 (i)	9,060
19,805	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/08/15 (e)	19,805
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.160%, 06/08/15	12,750

		115,750

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.120%, 06/08/15	9,985

	West Virginia — 0.7%
21,000	West Virginia Economic Development Authority, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.110%, 06/08/15	21,000

	Wisconsin — 0.6%
	Wisconsin Housing & EDA, Home Ownership,
16,000	Series E, Rev., VRDO, AMT, 0.100%, 06/08/15	16,000
	Utah Housing Corp., Single Family Mortgage,
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.150%, 06/08/15	1,945

		17,945

	Total Weekly Demand Notes (Cost $1,606,210)	1,606,210

SHARES
Variable Rate Demand Preferred Shares — 5.9%
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.180%, 06/08/15 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.180%, 06/08/15 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.170%, 06/08/15 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.190%, 06/08/15 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.190%, 06/08/15 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.180%, 06/08/15 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.160%, 06/08/15 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.190%, 06/08/15 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.200%, 06/08/15 # (e)	19,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.190%, 06/08/15 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $177,400)	177,400

	Total Investments — 99.6% (Cost $2,988,008)*	2,988,008
	Other Assets in Excess of Liabilities — 0.4%	12,674

	NET ASSETS — 100.0%	$3,000,682

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of swaps, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,988,008	$—	$2,988,008

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.1% (t)
	California — 0.9%
	Prerefunded — 0.9%
1,500	Napa & Sonoma Counties Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,259

	Florida — 0.7%
	Transportation — 0.7%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,016

	Illinois — 2.5%
	General Obligation — 1.4%
2,000	Chicago Park District, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21 (m)	2,015

	Water & Sewer — 1.1%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20 (m)	1,573

	Total Illinois	3,588

	Louisiana — 1.2%
	Prerefunded — 1.2%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (m) (p)	1,654

	Ohio — 90.3%
	Certificate of Participation/Lease — 1.4%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	2,017

	Education — 10.2%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,475
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	577
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,371
1,915	Series D, Rev., 5.000%, 12/01/27	2,370
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,921
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,431
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,265
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,119

		14,529

	General Obligation — 25.4%
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,353
1,610	GO, 5.000%, 12/01/29	1,833
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,117
1,000	Series B, GO, 5.000%, 12/01/25	1,116
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,614
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,447
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,376
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,775
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/25	1,748
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/25	1,131
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,096
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,182
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,699
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,221
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,132

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,376
765	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	768
1,430	Marysville Exempt Village School District, School Improvement, GO, AGM, 5.000%, 12/01/21 (m)	1,464
550	State of Ohio, GO, 5.375%, 09/01/23	613
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,744
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,155
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,162

		36,122

	Hospital — 5.9%
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,169
1,500	Series B, Rev., 5.000%, 01/01/25	1,660
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,703
550	Series A, Rev., 5.000%, 01/15/24	609
1,000	Series A, Rev., 5.000%, 01/15/28	1,115
1,000	Series A, Rev., 5.250%, 01/15/23	1,123

		8,379

	Housing — 3.9%
660	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	697
45	County of Montgomery, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15 (m)	46
165	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	170
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,072
500	Series A, Rev., AGM, 5.000%, 04/01/27	534
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21 (m)	1,445
130	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	130
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
335	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16 (m)	341
535	Series J, Rev., GNMA/FNMA/COLL, 5.900%, 09/01/23	551
470	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	477

		5,463

	Other Revenue — 11.2%
930	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	1,071
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,484
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,471
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,145
115	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/22	126
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,835	Series A, Rev., 5.000%, 10/01/24	2,066
1,000	Series B, Rev., 5.000%, 10/01/23	1,141
1,220	Series B, Rev., 5.000%, 10/01/24	1,389
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 10/01/22	1,970
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,447
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,171

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,441

		15,922

	Prerefunded — 14.1%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,136
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,744
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	139
440	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21 (p)	532
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19 (p)	1,303
520	Cleveland Department of Public Utilities, Division of Public Power System, Series A-1, Rev., NATL-RE, 5.000%, 11/15/16 (p)	553
60	County of Cuyahoga, Multi-Family Housing Mortgage, Clifton Plaza Apartments Project, Rev., GNMA COLL, 4.150%, 06/20/15 (m) (p)	60
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,142
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/16 (m) (p)	2,666
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,566
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,132
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	107
85	Series D, Rev., 5.000%, 12/01/27 (p)	107
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18 (p)	2,234
1,200	State of Ohio, Infrastructure Improvement, GO, 5.375%, 03/01/18 (p)	1,343
	State of Ohio, Revitalization Project,
2,500	Series A, Rev., 5.000%, 04/01/18 (p)	2,781
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 06/01/17 (p)	1,497

		20,042

	Private Placement — 0.1%
71	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15 (m)	72

	Transportation — 9.5%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,275
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,596
375	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19 (m)	375
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,103
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,214
1,185	Series A, Rev., 5.000%, 02/15/23	1,312
2,000	Series A, Rev., 5.250%, 02/15/27	2,493
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,159

		13,527

	Utility — 3.6%
1,000	City of Columbus, Sewerage System, Rev., 5.000%, 06/01/28	1,185
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,078
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,124
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,139
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	509

		5,035

	Water & Sewer — 5.0%
	City of Cincinnati, Water System,
1,500	Series A, Rev., 5.000%, 12/01/18	1,606
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,082

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,964
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,443

		7,095

	Total Ohio	128,203

	Texas — 2.5%
	General Obligation — 0.8%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18 (m)	1,050

	Prerefunded — 1.7%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Rev., NATL-RE, Zero Coupon, 09/01/17 (m) (p)	2,444

	Total Texas	3,494

	Total Municipal Bonds (Cost $129,969)	139,214

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
592	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $592)	592

	Total Investments — 98.5% (Cost $130,561)	139,806
	Other Assets in Excess of Liabilities — 1.5%	2,162

	NET ASSETS — 100.0%	$141,968

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities and/or delayed delivery securities.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,354
Aggregate gross unrealized depreciation	(109)

Net unrealized appreciation/depreciation	$9,245

Federal income tax cost of investments	$130,561

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$592	$139,214	$—	$139,806

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Please refer to the SOI for specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.4%
7,176	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.985%, 12/27/22 (e)	7,182
3,148	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.361%, 04/25/36	3,125
	Ally Auto Receivables Trust,
1,204	Series 2012-1, Class A4, 1.210%, 07/15/16	1,205
1,192	Series 2012-2, Class A4, 1.000%, 10/17/16	1,193
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,010
2,171	Series 2012-4, Class A4, 0.800%, 10/16/17	2,173
1,291	Series 2012-5, Class A3, 0.620%, 03/15/17	1,291
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,205
	American Credit Acceptance Receivables Trust,
772	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	773
104	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	104
351	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	351
5,032	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	5,035
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,432
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,529
	AmeriCredit Automobile Receivables Trust,
418	Series 2012-4, Class A3, 0.670%, 06/08/17	417
1,685	Series 2013-5, Class A3, 0.900%, 09/10/18	1,687
603	Series 2014-1, Class A3, 0.900%, 02/08/19	603
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,497
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,294
6,827	Series 2015-2, Class A3, 1.270%, 01/08/20	6,824
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.310%, 08/25/32	49
912	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	912
8,818	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	8,820
9,235	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,238
	Bear Stearns Asset-Backed Securities Trust,
445	Series 2003-SD2, Class 2A, VAR, 2.891%, 06/25/43	445
431	Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	412
7,856	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	7,860
1,736	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,729
17,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,154
1,590	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,592
	Capital Auto Receivables Asset Trust,
2,728	Series 2013-3, Class A2, 1.040%, 11/21/16	2,730
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,109
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,321
3,520	Series 2014-1, Class A2, 0.960%, 04/20/17	3,524
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,034
2,068	Series 2014-3, Class A3, 1.480%, 11/20/18	2,077
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,446
	CarFinance Capital Auto Trust,
100	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	100
290	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	290
5,074	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	5,067

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,565
14,349	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	14,323
6,596	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	6,603
	CarMax Auto Owner Trust,
656	Series 2011-2, Class A4, 1.350%, 02/15/17	657
9,965	Series 2012-1, Class A4, 1.250%, 06/15/17	9,995
1,533	Series 2012-3, Class A3, 0.520%, 07/17/17	1,532
3,061	Series 2013-1, Class A3, 0.600%, 10/16/17	3,061
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,805
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,931
2,509	Series 2015-2, Class A3, 1.370%, 03/16/20	2,514
2,053	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	2,051
3,710	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	3,785
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,389
	Citibank Credit Card Issuance Trust,
6,160	Series 2014-A2, Class A2, 1.020%, 02/22/19	6,167
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,799
	CNH Equipment Trust,
2,058	Series 2011-B, Class A4, 1.290%, 09/15/17	2,060
217	Series 2012-B, Class A3, 0.860%, 09/15/17	217
1,279	Series 2012-C, Class A3, 0.570%, 12/15/17	1,279
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,434
4,900	Series 2014-B, Class A3, 0.910%, 05/15/19	4,903
4,146	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	4,172
149	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, VAR, 0.675%, 12/25/35	149
	CPS Auto Receivables Trust,
938	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	947
4,209	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,232
964	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	958
1,168	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,170
2,285	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,285
1,831	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,825
4,174	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	4,153
9,688	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	9,656
5,732	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	5,736
	CPS Auto Trust,
1,600	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,605
2,276	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,277
	Credit Acceptance Auto Loan Trust,
781	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	782
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	12,010
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,291
89	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	96
230	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.495%, 11/25/35	228
1,306	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.085%, 10/25/34	1,263
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,565
6,038	Drive Auto Receivables Trust, Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	6,041
2,058	DT Auto Owner Trust, Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	2,058
416	Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	416

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,775	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	1,778
1,143	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,141
4,187	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	4,187
10,691	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	10,717
6,555	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	6,541
10	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	11
4,952	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	4,960
	First Investors Auto Owner Trust,
5,047	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	5,046
10,738	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	10,736
5,997	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,022
	Flagship Credit Auto Trust,
1,009	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,010
3,758	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,778
2,757	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	2,753
8,663	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	8,655
10,801	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	10,810
16,044	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,063
	Ford Credit Auto Owner Trust,
11,340	Series 2012-B, Class A4, 1.000%, 09/15/17	11,365
1,013	Series 2013-A, Class A3, 0.550%, 07/15/17	1,013
5,998	Series 2013-C, Class A3, 0.820%, 12/15/17	6,010
3,511	Series 2014-B, Class A3, 0.900%, 10/15/18	3,516
1,669	Series 2015-A, Class A3, 1.280%, 09/15/19	1,676
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,799
12,166	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	12,252
2,143	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,144
	GM Financial Automobile Leasing Trust,
6,831	Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,839
4,337	Series 2015-1, Class A3, 1.530%, 09/20/18	4,352
	GMAT Trust,
2,700	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	2,702
1,064	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	1,063
8,776	GO Financial Auto Securitization Trust, Series 2015-1, Class A, 1.810%, 03/15/18 (e)	8,768
14,078	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,077
1	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	1
	Honda Auto Receivables Owner Trust,
2,332	Series 2012-1, Class A4, 0.970%, 04/16/18	2,333
3,380	Series 2013-4, Class A3, 0.690%, 09/18/17	3,382
2,492	Series 2014-1, Class A3, 0.670%, 11/21/17	2,492
2,605	Series 2014-2, Class A3, 0.770%, 03/19/18	2,606
6,679	Series 2015-1, Class A3, 1.050%, 10/15/18	6,688
3,402	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	3,386
	Huntington Auto Trust,
21	Series 2012-1, Class A3, 0.810%, 09/15/16	21
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,848
5,675	Series 2012-2, Class A3, 0.510%, 04/17/17	5,675
	Hyundai Auto Receivables Trust,
1,977	Series 2012-A, Class A4, 0.950%, 12/15/16	1,978
4,313	Series 2012-B, Class A4, 0.810%, 03/15/18	4,318
3,944	Series 2013-A, Class A3, 0.560%, 07/17/17	3,944
8,000	Series 2013-A, Class A4, 0.750%, 09/17/18	7,999

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
784	Series 2014-A, Class A3, 0.790%, 07/16/18	784
3,265	Series 2014-B, Class A3, 0.900%, 12/17/18	3,266
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,557
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,407
	John Deere Owner Trust,
1,402	Series 2012-A, Class A4, 0.990%, 06/15/18	1,402
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,330
	LV Tower 52 Issuer LLC,
6,637	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	6,656
4,498	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	4,498
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,215
3,648	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	3,653
781	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	840
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.435%, 03/25/33	459
507	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.285%, 12/25/31	483
1,004	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,004
6,007	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.531%, 12/07/20	6,013
1,354	Nissan Auto Lease Trust, Series 2014-A, Class A3, 0.800%, 02/15/17	1,355
	Nissan Auto Receivables Owner Trust,
103	Series 2012-A, Class A3, 0.730%, 05/16/16	103
4,031	Series 2012-A, Class A4, 1.000%, 07/16/18	4,039
10,846	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	10,830
9,915	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	9,915
	Oak Hill Advisors Residential Loan Trust,
9,642	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	9,675
8,565	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	8,570
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,220
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,273
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,396
8,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	8,905
14,251	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	14,260
1,967	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	1,973
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,204
10,672	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32	10,689
17	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	17
5,432	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	5,441
	Santander Dr. Auto Receivables Trust,
1,414	Series 2013-4, Class A3, 1.110%, 12/15/17	1,416
2,469	Series 2014-3, Class A2A, 0.540%, 08/15/17	2,467
3,710	Series 2014-4, Class A3, 1.080%, 09/17/18	3,711
896	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	896
18,782	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	18,868
	Springleaf Funding Trust,
11,015	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	11,047
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,438
14,195	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	14,397
1,220	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	1,219

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
8,789		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	8,749
4,800		Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 04/15/21	4,811
5,462		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.136%, 10/15/21 (e) (i)	5,462
		Truman Capital Mortgage Loan Trust,
5,812		Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	5,805
3,179		Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	3,176
2,954		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	2,951
13,516		U.S. Residential Opportunity Fund III Trust, Series 2015-1AIII, Class A, 3.721%, 01/27/35 (e)	13,622
8,931		Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	8,931
15,990		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	16,032
6,899		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,913
5,643		Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	5,642
2,847		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	2,847
3,139		VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	3,131
7,129		VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	7,132
8,360		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	8,381
17,084		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	17,089
15,951		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	15,973
7,871		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,893
6,635		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	6,646
3,424		Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,437
		World Omni Auto Receivables Trust,
760		Series 2012-A, Class A3, 0.640%, 02/15/17	760
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,755

		Total Asset-Backed Securities (Cost $922,333)	925,308

Collateralized Mortgage Obligations — 6.2%
		Agency CMO — 5.3%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
628		Series 31, Class Z, 8.000%, 04/25/24	728
102		Series 56, Class Z, 7.500%, 09/20/26	119
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 2, Class Z, 9.300%, 03/15/19	3
2		Series 12, Class A, 9.250%, 11/15/19	2
5		Series 16, Class D, 10.000%, 10/15/19	5
11		Series 17, Class I, 9.900%, 10/15/19	12
20		Series 23, Class F, 9.600%, 04/15/20	22
8		Series 26, Class F, 9.500%, 02/15/20	8
1		Series 81, Class A, 8.125%, 11/15/20	1
9		Series 85, Class C, 8.600%, 01/15/21	10
6		Series 99, Class Z, 9.500%, 01/15/21	7
1		Series 159, Class H, 4.500%, 09/15/21	2
3		Series 189, Class D, 6.500%, 10/15/21	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	2
5		Series 1056, Class KZ, 6.500%, 03/15/21	5
2		Series 1074, Class H, 8.500%, 05/15/21	2
8		Series 1082, Class C, 9.000%, 05/15/21	9
4		Series 1087, Class I, 8.500%, 06/15/21	4
13		Series 1125, Class Z, 8.250%, 08/15/21	15
12		Series 1142, Class IA, 7.000%, 10/15/21	13
1		Series 1169, Class G, 7.000%, 11/15/21	1
20		Series 1343, Class LA, 8.000%, 08/15/22	23
4		Series 1424, Class F, VAR, 1.237%, 11/15/22	4
101		Series 1480, Class LZ, 7.500%, 03/15/23	113
257		Series 1560, Class Z, 7.000%, 08/15/23	284
76		Series 1754, Class Z, 8.500%, 09/15/24	87
207		Series 1779, Class Z, 8.500%, 04/15/25	241
3		Series 1807, Class G, 9.000%, 10/15/20	3
372		Series 1888, Class Z, 7.000%, 08/15/26	416
120		Series 2358, Class PD, 6.000%, 09/15/16	123

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
141	Series 2363, Class PF, 6.000%, 09/15/16	144
73	Series 2390, Class CH, 5.500%, 12/15/16	74
508	Series 2418, Class MF, 6.000%, 02/15/22	561
50	Series 2425, Class JH, 6.000%, 03/15/17	52
213	Series 2453, Class BD, 6.000%, 05/15/17	221
124	Series 2458, Class OE, 6.000%, 06/15/17	128
88	Series 2496, Class BK, 5.500%, 09/15/17	91
77	Series 2503, Class TG, 5.500%, 09/15/17	81
89	Series 2508, Class AQ, 5.500%, 10/15/17	93
334	Series 2513, Class DB, 5.000%, 10/15/17	346
1,001	Series 2542, Class ES, 5.000%, 12/15/17	1,040
999	Series 2546, Class C, 5.000%, 12/15/17	1,037
2,142	Series 2638, Class JG, 5.000%, 02/15/33	2,252
31	Series 2643, Class ME, 3.500%, 03/15/18	32
5,253	Series 2682, Class JG, 4.500%, 10/15/23	5,643
2,866	Series 2707, Class PE, 5.000%, 11/15/18	2,994
12,291	Series 2750, Class DE, 4.500%, 02/15/19	12,848
1,477	Series 2761, Class CB, 4.000%, 03/15/19	1,538
633	Series 2773, Class OB, 5.000%, 02/15/19	645
6,892	Series 2843, Class BC, 5.000%, 08/15/19	7,247
2,439	Series 2864, Class NB, 5.500%, 07/15/33	2,589
1,423	Series 2976, Class HZ, 4.500%, 05/15/35	1,530
3,642	Series 2988, Class TY, 5.500%, 06/15/25	4,075
5,721	Series 2989, Class MU, IF, IO, 6.814%, 07/15/34	1,320
7,450	Series 2989, Class TG, 5.000%, 06/15/25	8,089
620	Series 2995, Class FT, VAR, 0.436%, 05/15/29	623
1,141	Series 3002, Class BN, 5.000%, 07/15/35	1,260
4,096	Series 3005, Class ED, 5.000%, 07/15/25	4,486
119	Series 3005, Class PV, IF, 12.437%, 10/15/33	143
1,802	Series 3305, Class IW, IF, IO, 6.264%, 04/15/37	249
24,895	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,378
2,715	Series 3429, Class S, IF, IO, 6.634%, 03/15/38	436
2,333	Series 3546, Class A, VAR, 1.937%, 02/15/39	2,355
1,141	Series 3562, Class KA, 4.000%, 11/15/22	1,146
768	Series 3564, Class JA, 4.000%, 01/15/18	792
3,166	Series 3572, Class JS, IF, IO, 6.614%, 09/15/39	528
8,670	Series 3609, Class SA, IF, IO, 6.154%, 12/15/39	2,046
400	Series 3657, Class NK, 4.000%, 08/15/27	400
20,511	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,505
4,542	Series 3784, Class S, IF, IO, 6.414%, 07/15/23	518
10,351	Series 3855, Class AM, 6.500%, 11/15/36	11,569
8,657	Series 3977, Class AB, 3.000%, 09/15/29	8,958
6,805	Series 4088, Class LE, 4.000%, 10/15/40	7,119
18,669	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,741
27,860	Series 4229, Class MA, 3.500%, 05/15/41	29,772
17,284	Series 4305, Class A, 3.500%, 06/15/48	18,377
15,899	Series 4305, Class KA, 3.000%, 03/15/38	16,709
28,829	Series 4374, Class NC, SUB, 1.750%, 02/15/46	29,943
	Federal National Mortgage Association - ACES,
5,706	Series 2011-M2, Class A1, 2.019%, 04/25/21	5,791
2,981	Series 2014-M5, Class FA, VAR, 0.523%, 01/25/17	2,983
2,271	Series 2014-M6, Class FA, VAR, 0.468%, 12/25/17	2,274
	Federal National Mortgage Association REMIC,
5	Series 1988-7, Class Z, 9.250%, 04/25/18	5

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4		Series 1988-13, Class C, 9.300%, 05/25/18	5
4		Series 1988-15, Class A, 9.000%, 06/25/18	4
4		Series 1988-16, Class B, 9.500%, 06/25/18	4
4		Series 1989-2, Class D, 8.800%, 01/25/19	4
11		Series 1989-27, Class Y, 6.900%, 06/25/19	11
2		Series 1989-54, Class E, 8.400%, 08/25/19	3
3		Series 1989-66, Class J, 7.000%, 09/25/19	3
2		Series 1989-70, Class G, 8.000%, 10/25/19	3
38		Series 1989-72, Class E, 9.350%, 10/25/19	42
5		Series 1989-89, Class H, 9.000%, 11/25/19	6
2		Series 1989-96, Class H, 9.000%, 12/25/19	2
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
3		Series 1990-12, Class G, 4.500%, 02/25/20	4
23		Series 1990-19, Class G, 9.750%, 02/25/20	25
14		Series 1990-58, Class J, 7.000%, 05/25/20	15
14		Series 1990-61, Class H, 7.000%, 06/25/20	16
7		Series 1990-106, Class J, 8.500%, 09/25/20	8
4		Series 1990-109, Class J, 7.000%, 09/25/20	4
7		Series 1990-111, Class Z, 8.750%, 09/25/20	8
3		Series 1990-117, Class E, 8.950%, 10/25/20	3
4		Series 1990-123, Class G, 7.000%, 10/25/20	4
5		Series 1990-132, Class Z, 7.000%, 11/25/20	5
98		Series 1990-137, Class X, 9.000%, 12/25/20	110
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
5		Series 1991-130, Class C, 9.000%, 09/25/21	6
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
960		Series 1992-131, Class KB, 8.000%, 08/25/22	1,079
800		Series 1992-185, Class L, 8.000%, 10/25/22	916
3		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	4
22		Series 1993-235, Class G, PO, 09/25/23	22
1,601		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,725
2,323		Series 1994-43, Class PK, 6.350%, 02/25/24	2,490
1,728		Series 1999-6, Class PB, 6.000%, 03/25/19	1,853
9,093		Series 2001-81, Class HE, 6.500%, 01/25/32	10,569
202		Series 2002-2, Class MG, 6.000%, 02/25/17	208
79		Series 2002-3, Class OG, 6.000%, 02/25/17	81
158		Series 2002-28, Class LD, 6.000%, 05/25/17	162
100		Series 2002-58, Class HC, 5.500%, 09/25/17	104
224		Series 2002-59, Class UC, 5.500%, 09/25/17	232
78		Series 2002-63, Class KC, 5.000%, 10/25/17	81
8,474		Series 2002-64, Class PG, 5.500%, 10/25/32	9,203
413		Series 2003-16, Class LJ, 5.000%, 03/25/18	431
3,932		Series 2003-24, Class PD, 5.000%, 04/25/18	4,101
737		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	102
1,046		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	144
1,038		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	58
570		Series 2003-89, Class DC, 5.000%, 12/25/32	581
791		Series 2003-92, Class HP, 4.500%, 09/25/18	828
850		Series 2003-129, Class ME, 5.000%, 08/25/23	886
1,073		Series 2004-53, Class P, 5.500%, 07/25/33	1,096

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,226	Series 2004-60, Class PA, 5.500%, 04/25/34	2,366
609	Series 2004-72, Class F, VAR, 0.685%, 09/25/34	618
105	Series 2004-101, Class AR, 5.500%, 01/25/35	114
5,021	Series 2005-19, Class PA, 5.500%, 07/25/34	5,448
1,959	Series 2005-38, Class FK, VAR, 0.485%, 05/25/35	1,973
142	Series 2005-84, Class MB, 5.750%, 10/25/35	159
2,953	Series 2005-87, Class PE, 5.000%, 12/25/33	2,972
1,958	Series 2005-100, Class GC, 5.000%, 12/25/34	1,991
5,967	Series 2006-4, Class PB, 6.000%, 09/25/35	6,625
355	Series 2006-58, Class ST, IF, IO, 6.965%, 07/25/36	75
220	Series 2007-16, Class FC, VAR, 0.935%, 03/25/37	227
449	Series 2007-22, Class SC, IF, IO, 5.895%, 03/25/37	73
5,430	Series 2007-33, Class MS, IF, IO, 6.405%, 04/25/37	792
886	Series 2007-54, Class FA, VAR, 0.585%, 06/25/37	891
3,661	Series 2007-85, Class SH, IF, IO, 6.315%, 09/25/37	537
1,118	Series 2007-106, Class A7, VAR, 6.139%, 10/25/37	1,247
744	Series 2008-18, Class SE, IF, IO, 6.085%, 03/25/38	133
411	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	49
1,900	Series 2008-93, Class AM, 5.500%, 06/25/37	2,035
4,352	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	196
4,451	Series 2009-15, Class AC, 5.500%, 03/25/29	5,032
3,769	Series 2009-29, Class LA, VAR, 1.862%, 05/25/39	3,626
2,601	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,934
9,630	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	486
283	Series 2009-108, Class VN, 5.000%, 09/25/39	283
13,979	Series 2009-112, Class SW, IF, IO, 6.065%, 01/25/40	2,155
567	Series 2010-28, Class NK, 5.000%, 10/25/38	571
1,987	Series 2010-58, Class MA, 5.500%, 12/25/38	2,131
3,717	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	241
6,653	Series 2010-64, Class DM, 5.000%, 06/25/40	7,366
1,050	Series 2010-64, Class EH, 5.000%, 10/25/35	1,069
7,393	Series 2010-111, Class AE, 5.500%, 04/25/38	7,912
21,697	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	1,691
2,646	Series 2011-36, Class PA, 4.000%, 02/25/39	2,749
11,101	Series 2011-42, Class DE, 3.250%, 11/25/28	11,372
40,805	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	4,661
8,055	Series 2013-1, Class BA, 3.000%, 02/25/40	8,363
15,054	Series 2013-9, Class CB, 5.500%, 04/25/42	17,013
4,828	Series 2013-55, Class BA, 3.000%, 06/25/37	5,008
22,589	Series 2013-83, Class CA, 3.500%, 10/25/37	24,061
13,897	Series 2013-90, Class DK, 3.500%, 12/25/31	14,937
16,699	Series 2013-92, Class A, 3.500%, 12/25/38	17,653
4,887	Series 2013-96, Class CA, 4.000%, 04/25/41	5,270
13,695	Series 2013-96, Class YA, 3.500%, 09/25/38	14,379
22,381	Series 2014-23, Class PA, 3.500%, 08/25/36	23,429
6	Series G-11, Class Z, 8.500%, 05/25/21	7
1	Series G-22, Class ZT, 8.000%, 12/25/16	1
301	Series G92-19, Class M, 8.500%, 04/25/22	341
14	Series G92-35, Class E, 7.500%, 07/25/22	16
450	Series G92-35, Class EA, 8.000%, 07/25/22	495

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6	Series G92-40, Class ZC, 7.000%, 07/25/22	6
23	Series G92-44, Class ZQ, 8.000%, 07/25/22	25
13	Series G92-54, Class ZQ, 7.500%, 09/25/22	14
2,296	Series G92-64, Class J, 8.000%, 11/25/22	2,628
975	Series G92-66, Class K, 8.000%, 12/25/22	1,095
831	Series G94-6, Class PJ, 8.000%, 05/17/24	960
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association STRIPS,
2	Series 108, Class 1, PO, 03/25/20	3
1	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
592	Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	121
643	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	141
373	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	19
1,377	Series 334, Class 9, IO, 6.000%, 03/25/33	285
2,390	Series 343, Class 21, IO, 4.000%, 09/25/18	107
821	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	43
577	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	38
510	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	107
450	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	88
615	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	117
359	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	69
982	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	196
1,762	Series 394, Class C3, IO, 6.500%, 09/25/38	330
6,235	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.445%, 11/25/46	6,246
	Government National Mortgage Association,
825	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	124
8,279	Series 2006-23, Class S, IF, IO, 6.316%, 01/20/36	681
17,829	Series 2006-26, Class S, IF, IO, 6.316%, 06/20/36	2,897
10,970	Series 2007-16, Class KU, IF, IO, 6.466%, 04/20/37	1,722
3,330	Series 2008-75, Class SP, IF, IO, 7.286%, 08/20/38	686
4,546	Series 2009-14, Class KS, IF, IO, 6.116%, 03/20/39	706
1,303	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	269
10,964	Series 2009-14, Class SA, IF, IO, 5.896%, 03/20/39	1,447
7,258	Series 2009-61, Class PD, 5.000%, 03/16/38	7,514
12,293	Series 2009-106, Class XL, IF, IO, 6.566%, 06/20/37	2,334
836	Series 2010-14, Class QP, 6.000%, 12/20/39	886
7,091	Series 2011-48, Class QA, 5.000%, 08/16/39	7,563
11,760	Series 2012-84, Class AB, 5.000%, 07/16/33	12,431
14,328	Series 2012-96, Class WP, 6.500%, 08/16/42	16,674
3,966	Series 2013-88, Class WA, VAR, 4.998%, 06/20/30	4,322
27,133	Series 2013-H05, Class FB, VAR, 0.578%, 02/20/62	27,196
	NCUA Guaranteed Notes Trust,
12,985	Series 2010-R3, Class 1A, VAR, 0.741%, 12/08/20	13,103
4,827	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,880
6	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	6

		579,153

	Non-Agency CMO — 0.9%
19,146	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	19,113
80	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	85

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
723	Series 2004-4, Class 4A1, 4.750%, 05/25/19	740
1,300	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,313
2,343	Series 2005-1, Class 2A1, 5.000%, 02/25/20	2,404
	BCAP LLC Trust,
1,678	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	1,713
1,790	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,815
1,000	Series 2010-RR9, Class 1A3, VAR, 2.687%, 08/28/37 (e)	999
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,469
163	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.424%, 10/25/33	163
	CHL Mortgage Pass-Through Trust,
649	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	660
230	Series 2004-8, Class 2A1, 4.500%, 06/25/19	237
451	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	467
	Citigroup Mortgage Loan Trust,
4,165	Series 2008-AR4, Class 1A1A, VAR, 2.523%, 11/25/38 (e)	4,172
4,705	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,805
	Citigroup Mortgage Loan Trust, Inc.,
279	Series 2003-UP3, Class A1, 7.000%, 09/25/33	286
1,492	Series 2004-UST1, Class A6, VAR, 2.213%, 08/25/34	1,430
	Credit Suisse First Boston Mortgage Securities Corp.,
216	Series 2003-17, Class 2A6, 3.500%, 07/25/18	216
665	Series 2003-23, Class 8A1, 5.000%, 09/25/18	675
902	Series 2004-8, Class 6A1, 4.500%, 12/25/19	914
836	CSMC, Series 2010-1R, Class 9A1, VAR, 2.796%, 06/27/37 (e)	839
709	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.415%, 12/25/14	718
607	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	609
1,010	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,015
2,772	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	2,737
6,726	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	6,602
1,959	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.905%, 02/25/35	1,934
	JP Morgan Mortgage Trust,
2,872	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	2,908
3,902	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	3,906
2	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	3
	MASTR Alternative Loan Trust,
101	Series 2004-8, Class 6A1, 5.500%, 09/25/19	105
1,474	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,494
	MASTR Asset Securitization Trust,
243	Series 2002-7, Class 1A1, 5.500%, 11/25/17	250
537	Series 2003-2, Class 1A1, 5.000%, 03/25/18	539
330	Series 2003-11, Class 10A1, 5.000%, 12/25/18	331
899	Series 2004-6, Class 6A1, 4.500%, 07/25/19	902
1	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	1
94	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	97
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
534	Series 2005-AR1, Class 1A1, VAR, 2.481%, 02/25/35	532
119	Series 2005-AR2, Class 3A1, VAR, 0.435%, 05/25/35	118
2,073	Series 2005-AR6, Class 4A1, VAR, 0.445%, 12/25/35	964
1,352	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,366

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
282	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	282
13	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	13
	Springleaf Mortgage Loan Trust,
4,212	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	4,223
2,596	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,602
1,915	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,913
3,205	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	3,197
1,735	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	1,747
3,343	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,293
	Wells Fargo Mortgage-Backed Securities Trust,
1,182	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	1,187
19	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	19
3,069	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	3,073
1,095	Series 2004-EE, Class 2A2, VAR, 2.652%, 12/25/34	1,113
1,506	Series 2004-EE, Class 3A2, VAR, 2.525%, 12/25/34	1,516
1,456	Series 2004-O, Class A1, VAR, 2.615%, 08/25/34	1,447

		101,271

	Total Collateralized Mortgage Obligations (Cost $670,079)	680,424

Commercial Mortgage-Backed Securities — 3.5%
	A10 Securitization LLC,
954	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	954
1,187	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,191
18,193	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	18,171
	A10 Term Asset Financing LLC,
8,812	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	8,865
2,992	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,987
	Banc of America Commercial Mortgage Trust,
14,716	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	15,211
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	11,065
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47	13,056
17,658	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	18,560
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.445%, 06/10/39	6,683
4,355	Series 2005-6, Class B, VAR, 5.158%, 09/10/47	4,427
	Bear Stearns Commercial Mortgage Securities Trust,
7	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	7
190	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	190
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.225%, 07/15/44	10,105
10,383	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	10,835
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,310
12,345	Series 2014-TWC, Class A, VAR, 1.030%, 02/13/32 (e)	12,330
16,997	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.819%, 07/10/38	17,511
14,289	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.670%, 03/15/39	14,541
	DBRR Trust,
892	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	892
6,266	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	6,296
2,637	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	2,645
52	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	52

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,531
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.391%, 12/15/44	4,946
7,104	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,426
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,137
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,002
628	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	628
	LB-UBS Commercial Mortgage Trust,
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,012
11,498	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,188
3,742	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,086
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.676%, 05/12/39	5,084
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	19,936
14,770	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	15,915
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,547
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,372
	Morgan Stanley Re-REMIC Trust,
11,139	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	11,125
7,550	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	7,546
	NCUA Guaranteed Notes Trust,
4,870	Series 2010-C1, Class A1, 1.600%, 10/29/20	4,872
1,845	Series 2010-C1, Class APT, 2.650%, 10/29/20	1,887
4,280	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.031%, 08/25/29 (e)	4,284
1,821	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,821
23,686	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.523%, 08/15/39	23,856
	Wachovia Bank Commercial Mortgage Trust,
1,169	Series 2004-C11, Class A5, VAR, 5.190%, 01/15/41	1,172
20,957	Series 2005-C22, Class AM, VAR, 5.317%, 12/15/44	21,236
3,879	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	3,879

	Total Commercial Mortgage-Backed Securities (Cost $397,374)	381,372

Corporate Bonds — 20.5%
	Consumer Discretionary — 1.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,025	1.400%, 11/02/17	2,024
4,050	2.600%, 12/01/16	4,148
525	5.500%, 01/15/16	540

		6,712

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,088	1.300%, 07/31/15 (e)	1,089
2,210	1.375%, 08/01/17 (e)	2,211
4,250	1.450%, 08/01/16 (e)	4,276
2,050	1.650%, 03/02/18 (e)	2,056
1,262	1.875%, 01/11/18 (e)	1,271
1,750	2.250%, 09/03/19 (e)	1,759
3,335	2.625%, 09/15/16 (e)	3,401

		16,063

	Internet & Catalog Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,100

	Media — 0.7%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,577
1,495	7.600%, 10/11/15	1,530
315	8.000%, 10/17/16	345
	CBS Corp.,
1,500	1.950%, 07/01/17	1,515
3,500	2.300%, 08/15/19	3,489
	Comcast Corp.,
675	4.950%, 06/15/16	705
1,685	5.850%, 11/15/15	1,725
1,950	5.875%, 02/15/18	2,182

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
1,370	5.900%, 03/15/16	1,426
416	6.500%, 01/15/17	453
	Cox Communications, Inc.,
505	5.500%, 10/01/15	513
1,190	5.875%, 12/01/16 (e)	1,269
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
8,095	1.750%, 01/15/18	8,086
4,030	2.400%, 03/15/17	4,090
3,131	3.125%, 02/15/16	3,174
1,813	3.500%, 03/01/16	1,848
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,741
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,747
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	561
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,008
1,550	1.300%, 02/23/17	1,550
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,172
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,340
2,629	5.875%, 11/15/16	2,807
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,129
4,700	2.500%, 12/15/16	4,792
653	2.500%, 09/01/18	663
1,675	6.250%, 04/30/16	1,755
	Walt Disney Co. (The),
1,696	0.875%, 05/30/17	1,696
304	1.100%, 12/01/17	304

		79,192

	Multiline Retail — 0.0% (g)
2,336	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	2,627
645	Target Corp., 2.300%, 06/26/19	657

		3,284

	Specialty Retail — 0.1%
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,212
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,906
105	5.000%, 10/15/15	107

		5,225

	Total Consumer Discretionary	115,576

	Consumer Staples — 1.0%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
2,230	5.000%, 03/01/19	2,484
5,847	5.050%, 10/15/16	6,182
3,335	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	3,342
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	756
4,750	1.375%, 07/15/17	4,785
1,550	7.750%, 01/15/19	1,858
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,432
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,392
1,773	1.800%, 09/01/16	1,800
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	465
400	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	408
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,544
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,754
1,160	Molson Coors Brewing Co., 2.000%, 05/01/17	1,175
2,250	PepsiCo, Inc., 0.700%, 02/26/16	2,255
2,330	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	2,374

		38,006

	Food & Staples Retailing — 0.2%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,667
3,425	CVS Health Corp., 2.250%, 12/05/18	3,491
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,881
4,765	2.300%, 01/15/19	4,819
890	3.900%, 10/01/15	900
500	6.400%, 08/15/17	553
	Sysco Corp.,
1,297	1.450%, 10/02/17	1,303
2,350	5.250%, 02/12/18	2,582
	Walgreen Co.,
3,455	1.800%, 09/15/17	3,480
500	5.250%, 01/15/19	556

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
1,827	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	1,854

		26,086

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,213
2,495	4.100%, 03/15/16	2,547
500	5.100%, 07/15/15	502
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,388
275	6.000%, 11/27/17 (e)	306
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,485
1,529	1.350%, 09/10/15	1,530
1,190	General Mills, Inc., 0.875%, 01/29/16	1,191
	Kellogg Co.,
729	1.750%, 05/17/17	737
3,095	1.875%, 11/17/16	3,135
1,200	3.250%, 05/21/18	1,253
5,324	4.450%, 05/30/16	5,509
	Kraft Foods Group, Inc.,
1,793	2.250%, 06/05/17	1,821
1,340	6.125%, 08/23/18	1,509
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,353
2,145	4.125%, 02/09/16	2,190
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,371
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,746
2,130	6.600%, 04/01/16	2,225

		43,011

	Total Consumer Staples	107,103

	Energy — 2.3%
	Energy Equipment & Services — 0.4%
8,168	Halliburton Co., 1.000%, 08/01/16	8,165
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	5,856
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	898
	Noble Holding International Ltd., (Cayman Islands),
5,558	2.500%, 03/15/17	5,565
2,450	3.450%, 08/01/15	2,457
389	4.000%, 03/16/18	400
2,700	Pride International, Inc., 8.500%, 06/15/19	3,217
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,902
	Transocean, Inc., (Cayman Islands),
4,980	3.000%, 10/15/17	4,858
528	4.950%, 11/15/15	534
1,300	6.000%, 03/15/18	1,323
370	7.375%, 04/15/18	387
2,285	Weatherford International LLC, 6.350%, 06/15/17	2,455
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	550
700	6.000%, 03/15/18	745
1,160	9.625%, 03/01/19	1,365

		40,677

	Oil, Gas & Consumable Fuels — 1.9%
	Anadarko Petroleum Corp.,
5,529	5.950%, 09/15/16	5,860
560	6.950%, 06/15/19	656
1,600	8.700%, 03/15/19	1,951
	Apache Corp.,
3,990	1.750%, 04/15/17	4,018
1,030	5.625%, 01/15/17	1,101
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,839
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,459
2,160	5.500%, 02/01/17	2,250
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,123
7,802	1.375%, 11/06/17	7,818
2,935	1.846%, 05/05/17	2,978
4,040	3.200%, 03/11/16	4,120
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,340
3,420	6.050%, 01/15/18	3,721
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	763
3,510	5.700%, 05/15/17	3,781
1,620	5.900%, 02/01/18	1,783
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,382
	Chevron Corp.,
1,855	1.365%, 03/02/18	1,860
800	1.718%, 06/24/18	808

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,371
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,245
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,596
1,065	6.650%, 07/15/18	1,231
	ConocoPhillips Co.,
800	1.050%, 12/15/17	797
1,067	2.200%, 05/15/20	1,071
6,180	Devon Energy Corp., 2.250%, 12/15/18	6,241
6,150	EnLink Midstream Partners LP, 2.700%, 04/01/19	6,139
	Enterprise Products Operating LLC,
2,135	1.650%, 05/07/18	2,138
698	Series L, 6.300%, 09/15/17	773
9,632	Series N, 6.500%, 01/31/19	11,102
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,675
685	5.625%, 06/01/19	783
2,615	6.875%, 10/01/18	3,055
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	1,005
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,026
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,743
7,358	Marathon Oil Corp., 6.000%, 10/01/17	8,091
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,136
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	365
1,075	1.750%, 02/15/17	1,089
	ONEOK Partners LP,
6,769	3.200%, 09/15/18	6,924
446	8.625%, 03/01/19	534
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,364
8,292	3.500%, 02/06/17	8,257
1,645	3.875%, 01/27/16	1,648
4,300	6.125%, 10/06/16	4,429
2,672	7.875%, 03/15/19	2,854
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,602
2,091	Phillips 66, 2.950%, 05/01/17	2,154
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	1,098
2,547	6.125%, 01/15/17	2,733
5,505	6.500%, 05/01/18	6,226
4,907	Southwestern Energy Co., 7.500%, 02/01/18	5,511
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,110
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,899
	Statoil ASA, (Norway),
845	1.250%, 11/09/17	846
235	1.800%, 11/23/16	239
548	1.950%, 11/08/18	555
2,480	2.250%, 11/08/19	2,519
1,779	3.125%, 08/17/17	1,856
460	5.250%, 04/15/19	519
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,306
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,375
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	289
508	1.000%, 08/12/16	510
924	1.500%, 02/17/17	934
716	1.550%, 06/28/17	725
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,242
	TransCanada PipeLines Ltd., (Canada),
1,625	0.750%, 01/15/16	1,623
351	1.875%, 01/12/18	355
400	3.400%, 06/01/15	400
1,040	6.500%, 08/15/18	1,187
249	7.690%, 06/30/16	266
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,307
4,070	Western Gas Partners LP, 2.600%, 08/15/18	4,132

		209,811

	Total Energy	250,488

	Financials — 11.2%
	Banks — 4.9%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,469
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,321

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,865	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	2,875
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	1.450%, 05/15/18	1,699
550	1.500%, 01/16/18	552
1,378	1.875%, 10/06/17	1,397
2,800	Reg. S, 3.250%, 03/01/16	2,854
	Bank of America Corp.,
2,765	1.700%, 08/25/17	2,775
23,865	2.000%, 01/11/18	24,033
3,715	3.625%, 03/17/16	3,793
3,015	3.875%, 03/22/17	3,147
4,455	5.625%, 10/14/16	4,709
1,453	5.750%, 08/15/16	1,526
4,203	5.750%, 12/01/17	4,610
11,010	6.000%, 09/01/17	12,028
4,105	6.400%, 08/28/17	4,522
4,530	6.500%, 08/01/16	4,801
9,731	6.875%, 04/25/18	11,084
5,410	7.625%, 06/01/19	6,489
3,455	Series 1, 3.750%, 07/12/16	3,554
4,750	Series B, 5.300%, 09/30/15	4,817
1,792	Series L, 1.950%, 05/12/18	1,799
5,100	Series L, 2.250%, 04/21/20	5,043
6,565	Series L, 2.600%, 01/15/19	6,670
7,135	Series L, 2.650%, 04/01/19	7,266
1,500	Series L, 5.650%, 05/01/18	1,655
	Bank of Montreal, (Canada),
300	1.300%, 07/14/17	301
3,325	1.400%, 04/10/18	3,328
	Bank of Nova Scotia (The), (Canada),
1,645	1.250%, 04/11/17	1,651
1,390	1.450%, 04/25/18	1,390
5,236	1.650%, 10/29/15 (e)	5,260
5,863	2.050%, 10/30/18	5,947
325	2.050%, 06/05/19	327
230	2.550%, 01/12/17	235
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,585
2,640	1.550%, 09/09/16 (e)	2,654
3,200	1.700%, 03/05/18 (e)	3,206
1,800	2.300%, 03/10/19 (e)	1,812
1,000	2.700%, 09/09/18 (e)	1,028
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,955
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	10,995
1,250	Series 1, 5.000%, 09/22/16	1,315
2,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	2,699
	BB&T Corp.,
673	1.450%, 01/12/18	673
6,720	1.600%, 08/15/17	6,768
2,230	2.150%, 03/22/17	2,270
11,035	3.200%, 03/15/16	11,233
312	3.950%, 04/29/16	321
1,878	5.250%, 11/01/19	2,079
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,701
675	Branch Banking & Trust Co., 1.050%, 12/01/16	676
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,352
3,000	2.600%, 07/02/15 (e)	3,006
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	3,021
2,000	2.250%, 02/13/19	2,002
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,741
4,862	1.650%, 02/05/18	4,841
	Citigroup, Inc.,
2,280	1.550%, 08/14/17	2,279
8,180	1.700%, 04/27/18	8,138
6,661	1.750%, 05/01/18	6,660
5,148	1.800%, 02/05/18	5,149
2,392	1.850%, 11/24/17	2,408
5,075	2.400%, 02/18/20	5,066
2,700	2.500%, 09/26/18	2,748
2,770	2.500%, 07/29/19	2,793
3,045	2.550%, 04/08/19	3,088
12,570	4.450%, 01/10/17	13,182
1,350	5.500%, 02/15/17	1,440
5,349	6.125%, 11/21/17	5,914
8,501	8.500%, 05/22/19	10,488
	Comerica, Inc.,
1,954	2.125%, 05/23/19	1,951

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,040	3.000%, 09/16/15	2,053
	Commonwealth Bank of Australia, (Australia),
1,450	1.900%, 09/18/17	1,472
2,050	2.300%, 03/12/20	2,060
730	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.250%, 01/14/19	741
774	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	774
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,281
	Fifth Third Bancorp,
470	2.300%, 03/01/19	474
7,487	3.625%, 01/25/16	7,620
	Fifth Third Bank,
2,250	1.350%, 06/01/17	2,253
800	1.450%, 02/28/18	797
2,840	2.375%, 04/25/19	2,879
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,506
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,244
1,560	KeyBank N.A., 1.650%, 02/01/18	1,565
10,775	KeyCorp, 2.300%, 12/13/18	10,921
2,568	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	2,575
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	346
2,850	1.450%, 03/07/18	2,853
1,000	2.250%, 07/25/19	1,007
2,066	6.625%, 12/04/17	2,318
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,636
1,000	2.450%, 04/16/19 (e)	1,013
1,189	2.650%, 09/25/19 (e)	1,211
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	687
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,918
960	2.750%, 09/28/15 (e)	967
900	2.750%, 03/09/17	927
3,107	3.000%, 07/27/16 (e)	3,186
1,850	National City Bank, 5.800%, 06/07/17	2,007
4,425	National City Corp., 6.875%, 05/15/19	5,172
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,671
4,300	PNC Bank N.A., 2.400%, 10/18/19	4,359
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,106
2,155	4.250%, 09/21/15	2,178
1,530	5.125%, 02/08/20	1,729
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	491
1,555	1.500%, 01/16/18	1,558
3,250	1.875%, 02/05/20	3,241
3,500	2.200%, 07/27/18	3,570
12,250	2.300%, 07/20/16	12,472
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	886
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,654
5,560	3.500%, 01/20/17	5,750
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,229
550	2.250%, 11/05/19	557
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,538
1,795	1.950%, 11/15/18	1,822
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,637
2,000	2.125%, 10/28/19	2,021
	Wachovia Corp.,
22,335	5.625%, 10/15/16	23,724
2,165	5.750%, 06/15/17	2,364
7,617	5.750%, 02/01/18	8,465
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,048
1,750	1.250%, 07/20/16	1,756
1,495	1.400%, 09/08/17	1,500
1,751	1.500%, 07/01/15	1,753
3,409	2.125%, 04/22/19	3,439
1,040	2.625%, 12/15/16	1,065
5,185	SUB, 3.676%, 06/15/16	5,344
17,043	Series N, 2.150%, 01/30/20	17,040
	Wells Fargo Bank N.A.,
1,500	5.000%, 08/15/15	1,515
3,375	5.600%, 03/15/16	3,510

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Westpac Banking Corp., (Australia),
7,973	3.000%, 12/09/15	8,082
3,106	4.875%, 11/19/19	3,490

		538,191

	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
4,842	1.300%, 01/25/18	4,829
610	2.200%, 03/04/19	615
6,277	2.500%, 01/15/16	6,355
4,194	Series G, 2.150%, 02/24/20	4,204
1,100	Series G, 2.200%, 05/15/19	1,111
615	BlackRock, Inc., Series 2, 5.000%, 12/10/19	695
	Credit Suisse, (Switzerland),
1,010	1.375%, 05/26/17	1,011
1,373	1.750%, 01/29/18	1,374
1,250	2.300%, 05/28/19	1,257
7,188	Credit Suisse USA, Inc., 5.125%, 08/15/15	7,254
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,228
20,239	1.875%, 02/13/18	20,283
1,430	2.500%, 02/13/19	1,452
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	728
675	2.600%, 04/23/20	678
3,402	2.625%, 01/31/19	3,468
17,355	3.625%, 02/07/16	17,681
14,915	3.700%, 08/01/15	14,987
1,081	5.350%, 01/15/16	1,111
4,070	5.375%, 03/15/20	4,574
8,390	5.950%, 01/18/18	9,273
8,293	6.150%, 04/01/18	9,256
9,600	7.500%, 02/15/19	11,376
	ING Bank N.V., (Netherlands),
3,000	1.375%, 03/07/16 (e)	3,012
1,500	1.800%, 03/16/18 (e)	1,510
3,772	2.450%, 03/16/20 (e)	3,808
4,640	3.750%, 03/07/17 (e)	4,839
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,369
600	5.125%, 04/13/18	639
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,724
2,047	2.600%, 06/24/19 (e)	2,074
3,303	5.000%, 02/22/17 (e)	3,508
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,162
3,675	4.875%, 08/10/17 (e)	3,918
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,077
883	1.875%, 01/05/18	888
7,383	2.125%, 04/25/18	7,443
5,101	2.500%, 01/24/19	5,166
9,435	2.650%, 01/27/20	9,534
7,110	4.750%, 03/22/17	7,537
1,125	5.500%, 01/26/20	1,270
1,645	5.550%, 04/27/17	1,772
2,640	5.750%, 10/18/16	2,804
7,570	5.950%, 12/28/17	8,364
700	6.250%, 08/28/17	770
8,151	6.625%, 04/01/18	9,223
4,161	7.300%, 05/13/19	4,933
2,345	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	2,389
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,395
	State Street Corp.,
920	1.350%, 05/15/18	919
2,015	5.375%, 04/30/17	2,175
	UBS AG, (Switzerland),
3,500	1.800%, 03/26/18	3,502
7,420	2.375%, 08/14/19	7,469
3,126	5.750%, 04/25/18	3,483

		250,476

	Consumer Finance — 1.9%
	American Express Centurion Bank,
950	0.875%, 11/13/15	951
1,633	5.950%, 06/12/17	1,786
1,645	6.000%, 09/13/17	1,811
	American Express Co.,
720	5.500%, 09/12/16	762
2,315	7.000%, 03/19/18	2,647
1,395	8.125%, 05/20/19	1,711
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,723
3,635	1.300%, 07/29/16	3,654
3,495	2.125%, 03/18/19	3,516
8,545	2.250%, 08/15/19	8,607

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
983	2.375%, 03/24/17	1,004
4,280	2.750%, 09/15/15	4,307
8,262	2.800%, 09/19/16	8,464
2,150	5.300%, 12/02/15	2,200
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,669
1,409	1.125%, 10/07/16	1,416
4,150	1.600%, 02/16/18 (e)	4,177
1,725	2.500%, 09/21/15 (e)	1,736
2,700	Series A, 2.150%, 03/13/20	2,710
	Capital One Financial Corp.,
613	2.450%, 04/24/19	619
7,098	3.150%, 07/15/16	7,262
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,630
1,270	0.700%, 02/26/16	1,273
2,115	1.000%, 11/25/16	2,123
2,130	2.250%, 12/01/19	2,162
275	2.650%, 04/01/16	280
1,700	5.500%, 03/15/16	1,768
1,455	7.050%, 10/01/18	1,708
760	Series G, 2.050%, 08/01/16	772
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,572
2,578	1.700%, 05/09/16	2,593
2,900	2.375%, 01/16/18	2,940
6,146	2.375%, 03/12/19	6,195
1,575	2.875%, 10/01/18	1,613
6,233	3.000%, 06/12/17	6,393
15,786	3.984%, 06/15/16	16,223
6,730	4.207%, 04/15/16	6,909
2,100	4.250%, 02/03/17	2,200
	HSBC Finance Corp.,
9,901	5.000%, 06/30/15	9,939
1,120	5.500%, 01/19/16	1,153
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,461
2,845	1.700%, 03/05/18	2,852
4,525	2.350%, 03/05/20	4,527
5,990	2.375%, 11/13/19	6,026
	John Deere Capital Corp.,
536	0.700%, 09/04/15	537
1,107	1.350%, 01/16/18	1,112
1,351	1.550%, 12/15/17	1,363
790	1.850%, 09/15/16	801
1,000	1.950%, 12/13/18	1,015
2,600	1.950%, 03/04/19	2,622
2,360	2.000%, 01/13/17	2,406
2,400	2.250%, 06/07/16	2,443
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,754
3,380	1.500%, 03/02/18 (e)	3,387
3,883	1.800%, 03/15/18 (e)	3,913
1,900	2.350%, 03/04/19 (e)	1,928
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,308
	Toyota Motor Credit Corp.,
3,576	1.250%, 10/05/17	3,595
7,395	1.375%, 01/10/18	7,427
5,195	2.050%, 01/12/17	5,305
2,250	2.100%, 01/17/19	2,277
3,500	2.125%, 07/18/19	3,541
1,200	2.800%, 01/11/16	1,217
2,737	3.200%, 06/17/15	2,740
	Volkswagen International Finance N.V., (Netherlands),
2,363	2.375%, 03/22/17 (e)	2,413
2,050	2.875%, 04/01/16 (e)	2,088

		214,236

	Diversified Financial Services — 1.0%
1,000	Associates Corp. of North America, 6.950%, 11/01/18	1,162
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,073
	Boeing Capital Corp.,
500	2.125%, 08/15/16	508
629	4.700%, 10/27/19	706
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,915
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,967
5,897	1.600%, 11/20/17	5,956
6,948	1.625%, 07/02/15	6,956
5,476	2.300%, 04/27/17	5,611
8,000	3.500%, 06/29/15	8,019
2,345	4.375%, 09/21/15	2,373
5,585	5.000%, 01/08/16	5,737
1,000	5.375%, 10/20/16	1,061
1,122	5.400%, 02/15/17	1,206

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
6,875	5.500%, 01/08/20	7,917
12,920	5.625%, 09/15/17	14,192
12,575	5.625%, 05/01/18	14,065
3,675	6.000%, 08/07/19	4,282
605	Series A, 6.900%, 09/15/15	616
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,558
2,000	MBNA Corp., 5.000%, 06/15/15	2,003
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	493
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	535
3,250	1.900%, 08/10/18	3,304
1,682	2.125%, 05/11/20	1,690
849	3.250%, 09/22/15	856
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,280
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,554

		108,595

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,026
1,375	5.800%, 03/15/18	1,537
	American International Group, Inc.,
4,436	5.600%, 10/18/16	4,705
2,476	5.850%, 01/16/18	2,743
4,768	Series NOTE, 2.300%, 07/16/19	4,800
	Aon Corp.,
896	3.125%, 05/27/16	915
2,343	3.500%, 09/30/15	2,365
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,300
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,259
	CNA Financial Corp.,
1,437	6.500%, 08/15/16	1,527
1,255	6.950%, 01/15/18	1,405
1,790	7.350%, 11/15/19	2,133
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,955
596	Lincoln National Corp., 8.750%, 07/01/19	744
5,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	5,625
7,085	MassMutual Global Funding II, 2.000%, 04/05/17 (e)	7,206
	Metropolitan Life Global Funding I,
3,250	1.500%, 01/10/18 (e)	3,249
6,781	2.300%, 04/10/19 (e)	6,870
1,900	3.125%, 01/11/16 (e)	1,932
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	590
3,340	1.300%, 04/27/18 (e)	3,333
3,951	2.150%, 06/18/19 (e)	3,991
920	2.450%, 07/14/16 (e)	938
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,201
4,120	1.600%, 05/29/18 (e)	4,122
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,327
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,146
730	1.125%, 09/18/15 (e)	731
1,000	1.200%, 05/19/17 (e)	1,003
2,969	2.250%, 10/15/18 (e)	3,028
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,491
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,229
1,000	5.750%, 12/15/17	1,116
2,561	6.250%, 06/20/16	2,711

		94,253

	Real Estate Investment Trusts (REITs) — 0.2%
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,370
91	5.950%, 02/15/17	98
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,152
219	5.125%, 03/15/16	226
1,176	5.375%, 08/01/16	1,237
566	5.750%, 06/15/17	616
	HCP, Inc.,
1,975	6.700%, 01/30/18	2,219
4,212	7.072%, 06/08/15	4,216
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	238
285	3.625%, 03/15/16	291
295	6.200%, 06/01/16	310
2,250	Realty Income Corp., 2.000%, 01/31/18	2,268

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
855	1.500%, 02/01/18 (e)	857
1,001	2.150%, 09/15/17	1,022
2,737	2.200%, 02/01/19	2,779
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,742
	Ventas Realty LP/Ventas Capital Corp.,
1,569	2.000%, 02/15/18	1,584
1,060	3.125%, 11/30/15	1,072

		27,297

	Thrifts & Mortgage Finance — 0.1%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	514
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,050

		6,564

	Total Financials	1,239,612

	Health Care — 1.1%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,204
6,330	2.125%, 05/15/17	6,434
4,615	2.200%, 05/22/19	4,639
1,403	2.300%, 06/15/16	1,423
100	5.850%, 06/01/17	109
435	6.150%, 06/01/18	492
3,140	Biogen, Inc., 6.875%, 03/01/18	3,588
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,519
2,346	2.450%, 10/15/15	2,360
905	Gilead Sciences, Inc., 2.050%, 04/01/19	917

		23,685

	Health Care Equipment & Supplies — 0.1%
225	Baxter International, Inc., 1.850%, 01/15/17	227
	Becton, Dickinson and Co.,
1,640	1.750%, 11/08/16	1,656
580	1.800%, 12/15/17	584
1,130	2.675%, 12/15/19	1,147
2,215	Medtronic, Inc., 2.500%, 03/15/20 (e)	2,247

		5,861

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,139
2,640	2.200%, 03/15/19	2,679
1,865	Anthem, Inc., 2.300%, 07/15/18	1,892
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,874
846	2.400%, 11/15/19	850
	Express Scripts Holding Co.,
3,280	1.250%, 06/02/17	3,272
2,795	2.250%, 06/15/19	2,793
2,140	7.250%, 06/15/19	2,553
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,834
2,618	2.500%, 11/01/18	2,669
3,250	2.625%, 02/01/20	3,264
2,214	3.125%, 05/15/16	2,254
	McKesson Corp.,
544	0.950%, 12/04/15	545
2,158	2.284%, 03/15/19	2,172
360	5.700%, 03/01/17	387
1,405	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,607
1,107	Quest Diagnostics, Inc., 3.200%, 04/01/16	1,127
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,590
1,582	1.400%, 10/15/17	1,593
250	1.875%, 11/15/16	254
380	5.375%, 03/15/16	394
935	6.000%, 06/15/17	1,026
250	6.000%, 02/15/18	281
	WellPoint, Inc.,
2,220	2.250%, 08/15/19	2,224
3,118	5.875%, 06/15/17	3,393

		45,666

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	676
	Thermo Fisher Scientific, Inc.,
2,165	1.300%, 02/01/17	2,165
1,525	1.850%, 01/15/18	1,533
3,143	3.200%, 03/01/16	3,195

		7,569

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,100	1.200%, 11/06/15	1,102
2,685	1.750%, 11/06/17	2,695
2,300	1.800%, 05/14/18	2,303
702	Actavis Funding SCS, (Luxembourg), 3.000%, 03/12/20	712

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
3,090	Actavis, Inc., 1.875%, 10/01/17	3,098
600	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	608
2,705	Forest Laboratories, Inc., 4.375%, 02/01/19 (e)	2,887
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	820
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	661
1,165	Hospira, Inc., 6.050%, 03/30/17	1,261
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,318
2,400	Mylan, Inc., 1.350%, 11/29/16	2,398
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	369
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,791
1,815	Sanofi, (France), 1.250%, 04/10/18	1,814
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,108
875	Zoetis, Inc., 1.875%, 02/01/18	875

		34,820

	Total Health Care	117,601

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,541
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,422
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,254
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,882
1,300	7.650%, 05/01/16	1,381
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,037
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,042
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,376
520	Raytheon Co., 4.400%, 02/15/20	576
655	Textron, Inc., 5.600%, 12/01/17	714
595	United Technologies Corp., 1.800%, 06/01/17	605

		16,830

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,574

	Commercial Services & Supplies — 0.1%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,330
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,710
1,220	Waste Management, Inc., 2.600%, 09/01/16	1,245

		13,285

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,000

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,469
6,084	1.500%, 11/02/17	6,113
700	Emerson Electric Co., 4.875%, 10/15/19	783

		9,365

	Industrial Conglomerates — 0.0% (g)
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	548
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	714

		1,262

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	233
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	940
1,909	1.950%, 03/01/19	1,921

		3,094

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,552
1,750	5.750%, 03/15/18	1,954
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,286
1,720	7.250%, 05/15/19	2,046
	CSX Corp.,
1,028	6.250%, 03/15/18	1,162
1,456	7.900%, 05/01/17	1,641
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,956
1,012	2.750%, 03/15/17 (e)	1,038
1,841	6.200%, 11/01/16 (e)	1,966
1,035	6.375%, 10/15/17 (e)	1,151
	Norfolk Southern Corp.,
1,100	5.750%, 01/15/16	1,131
1,500	5.900%, 06/15/19	1,718

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,858
527	2.500%, 06/15/19 (e)	525
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,699
1,320	2.500%, 05/11/20	1,323
885	2.550%, 06/01/19	894
1,000	3.600%, 03/01/16	1,020
	Union Pacific Corp.,
696	1.800%, 02/01/20	696
1,075	5.650%, 05/01/17	1,167
1,455	7.000%, 02/01/16	1,516

		39,299

	Total Industrials	85,709

	Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,709
2,230	2.125%, 03/01/19	2,272
1,960	5.500%, 02/22/16	2,030

		6,011

	Electronic Equipment, Instruments & Components — 0.1%
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,913
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,342
464	6.875%, 06/01/18	521

		6,776

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
1,360	1.625%, 10/15/15	1,365
1,379	2.200%, 08/01/19	1,380

		2,745

	IT Services — 0.1%
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,009
5,860	1.950%, 07/22/16	5,952
300	Xerox Business Services LLC, 5.200%, 06/01/15	300
	Xerox Corp.,
5,000	2.750%, 03/15/19	5,101
634	2.950%, 03/15/17	651
600	5.625%, 12/15/19	677
1,390	6.750%, 02/01/17	1,512

		16,202

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	2,993
1,988	National Semiconductor Corp., 6.600%, 06/15/17	2,210
	Texas Instruments, Inc.,
1,781	1.750%, 05/01/20	1,763
4,610	2.375%, 05/16/16	4,689

		11,655

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,918
	Microsoft Corp.,
349	0.875%, 11/15/17	349
3,455	1.850%, 02/12/20	3,478
	Oracle Corp.,
2,900	2.250%, 10/08/19	2,941
1,985	2.375%, 01/15/19	2,033
5,155	5.250%, 01/15/16	5,313

		23,032

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
6,276	0.450%, 05/03/16	6,279
1,002	0.900%, 05/12/17	1,004
5,915	2.100%, 05/06/19	6,024
6,900	EMC Corp., 1.875%, 06/01/18	6,957
4,472	Hewlett-Packard Co., 2.125%, 09/13/15	4,487

		24,751

	Total Information Technology	91,172

	Materials — 0.5%
	Chemicals — 0.2%
750	Agrium, Inc., (Canada), 6.750%, 01/15/19	867
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,926
	Dow Chemical Co. (The),
2,135	2.500%, 02/15/16	2,161
850	5.700%, 05/15/18	948
1,563	E.I. du Pont de Nemours & Co., 5.250%, 12/15/16	1,669
	Ecolab, Inc.,
733	1.000%, 08/09/15	734
2,254	1.450%, 12/08/17	2,247
3,765	3.000%, 12/08/16	3,870

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,250
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,292
1,232	2.300%, 11/15/19	1,241
146	6.650%, 03/15/18	166
502	Rohm & Haas Co., 6.000%, 09/15/17	552

		24,923

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
5,035	1.625%, 02/24/17	5,099
1,365	1.875%, 11/21/16	1,386
375	5.250%, 12/15/15	385
	Freeport-McMoRan, Inc.,
2,417	2.150%, 03/01/17	2,426
2,745	2.375%, 03/15/18	2,734
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,657
530	5.850%, 06/01/18	594
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,166
897	2.250%, 09/20/16	912
5,724	TCI Communications, Inc., 8.750%, 08/01/15	5,800
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	5,494
4,915	3.150%, 01/15/17	4,988

		32,641

	Total Materials	57,564

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
6,383	0.900%, 02/12/16	6,387
400	1.400%, 12/01/17	399
596	1.600%, 02/15/17	599
3,260	1.700%, 06/01/17	3,279
5,208	2.300%, 03/11/19	5,249
2,524	2.375%, 11/27/18	2,560
666	2.500%, 08/15/15	668
200	2.950%, 05/15/16	203
7,051	5.500%, 02/01/18	7,754
1,773	5.600%, 05/15/18	1,966
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,421
1,992	2.350%, 02/14/19	2,021
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,910
4,860	5.750%, 03/23/16	5,042
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,538
1,056	Orange S.A., (France), 2.750%, 02/06/19	1,084
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,641
1,121	3.992%, 02/16/16	1,144
849	6.221%, 07/03/17	931
500	6.421%, 06/20/16	528
	Verizon Communications, Inc.,
3,816	1.350%, 06/09/17	3,814
8,450	2.000%, 11/01/16	8,568
6,296	2.500%, 09/15/16	6,405
5,818	2.625%, 02/21/20	5,868
6,440	6.100%, 04/15/18	7,239

		82,218

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
2,730	5.000%, 03/30/20	3,055
2,031	5.625%, 11/15/17	2,230
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,538
4,340	1.625%, 03/20/17	4,351
1,396	5.625%, 02/27/17	1,495

		12,669

	Total Telecommunication Services	94,887

	Utilities — 1.0%
	Electric Utilities — 0.6%
3,633	American Electric Power Co., Inc., 1.650%, 12/15/17	3,641
	Arizona Public Service Co.,
4,295	6.250%, 08/01/16	4,571
400	8.750%, 03/01/19	497
500	Atlantic City Electric Co., 7.750%, 11/15/18	599
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,008
1,000	6.150%, 09/15/17	1,109

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
525	Series 104, 5.950%, 08/15/16	555
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	467
1,480	5.250%, 01/15/18	1,634
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,125
505	2.150%, 11/15/16	514
1,240	Duke Energy Florida, Inc., 5.650%, 06/15/18	1,394
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,153
1,019	Entergy Corp., 3.625%, 09/15/15	1,026
225	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	252
1,000	Exelon Corp., 4.900%, 06/15/15	1,001
565	Kansas City Power & Light Co., 5.850%, 06/15/17	615
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	488
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	821
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,039
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,734
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	930
496	1.339%, 09/01/15	497
355	2.600%, 09/01/15	357
224	2.700%, 09/15/19	228
250	6.000%, 03/01/19	284
4,249	7.875%, 12/15/15	4,397
371	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	410
530	Ohio Power Co., Series K, 6.000%, 06/01/16	555
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,939
250	PacifiCorp, 5.650%, 07/15/18	281
1,567	PECO Energy Co., 1.200%, 10/15/16	1,574
875	Pennsylvania Electric Co., 6.050%, 09/01/17	959
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,190
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,010
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	456
	Progress Energy, Inc.,
409	4.875%, 12/01/19	455
370	5.625%, 01/15/16	381
535	Public Service Co. of Colorado, 5.800%, 08/01/18	606
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,458
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,374
2,050	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,071
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,721
1,662	Southern California Edison Co., 1.845%, 02/01/22	1,665
	Southern Co. (The),
1,170	1.300%, 08/15/17	1,171
4,440	1.950%, 09/01/16	4,500
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	574
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,386
820	5.000%, 06/30/19	920
448	5.950%, 09/15/17	496
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,157
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	2,993

		71,238

	Gas Utilities — 0.1%
314	Atmos Energy Corp., 8.500%, 03/15/19	385
	CenterPoint Energy Resources Corp.,
1,627	6.125%, 11/01/17	1,804
2,715	6.150%, 05/01/16	2,841

		5,030

	Independent Power & Renewable Electricity Producers — 0.1%
798	Exelon Generation Co. LLC, 2.950%, 01/15/20	809
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,986
1,000	5.320%, 09/15/16	1,054

		6,849

	Multi-Utilities — 0.2%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,397
2,385	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	2,384

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	377
800	Series B, 6.850%, 06/01/15	800
	CMS Energy Corp.,
1,000	5.050%, 02/15/18	1,089
330	8.750%, 06/15/19	410
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	2,888
	Consumers Energy Co.,
455	6.125%, 03/15/19	527
648	Series P, 5.500%, 08/15/16	685
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	749
335	2.250%, 09/01/15	336
1,100	6.400%, 06/15/18	1,251
1,778	Series A, 1.400%, 09/15/17	1,782
824	DTE Energy Co., 2.400%, 12/01/19	834
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,195
685	6.800%, 01/15/19	797
	Sempra Energy,
940	2.300%, 04/01/17	958
1,880	6.500%, 06/01/16	1,986
1,300	9.800%, 02/15/19	1,659
	TECO Finance, Inc.,
475	5.150%, 03/15/20	533
1,090	6.572%, 11/01/17	1,220

		23,857

	Total Utilities	106,974

	Total Corporate Bonds (Cost $2,255,012)	2,266,686

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	30,141
1,370	Province of Ontario, (Canada), 2.300%, 05/10/16	1,393

	Total Foreign Government Securities (Cost $31,469)	31,534

Mortgage Pass-Through Securities — 3.8%
	Federal Home Loan Mortgage Corp.,
523	ARM, 1.635%, 08/01/37	555
2,151	ARM, 1.936%, 05/01/37	2,262
1,848	ARM, 1.945%, 03/01/37	1,947
447	ARM, 2.016%, 06/01/36	474
2,987	ARM, 2.052%, 10/01/36	3,169
1,493	ARM, 2.062%, 12/01/36	1,576
1,140	ARM, 2.175%, 04/01/37	1,205
772	ARM, 2.195%, 03/01/37	821
225	ARM, 2.209%, 03/01/35	238
1,317	ARM, 2.225%, 08/01/36	1,395
934	ARM, 2.240%, 11/01/36	997
569	ARM, 2.250%, 11/01/37	604
879	ARM, 2.265%, 12/01/36	938
52	ARM, 2.274%, 01/01/27	55
184	ARM, 2.276%, 02/01/37	196
361	ARM, 2.280%, 12/01/36	385
787	ARM, 2.302%, 10/01/37	847
2,110	ARM, 2.337%, 01/01/37	2,262
77	ARM, 2.361%, 12/01/27	82
189	ARM, 2.367%, 07/01/36	202
1,316	ARM, 2.395%, 08/01/37	1,419
1	ARM, 2.416%, 12/01/17	2
5,398	ARM, 2.480%, 08/01/36 - 06/01/37	5,792
6,099	ARM, 2.482%, 06/01/37	6,547
224	ARM, 2.498%, 04/01/37	240
2,326	ARM, 2.638%, 04/01/38	2,503
1,634	ARM, 2.665%, 03/01/36	1,747
1,863	ARM, 2.715%, 01/01/38	2,006
277	ARM, 2.785%, 08/01/37	288
1,072	ARM, 2.794%, 03/01/37	1,152
799	ARM, 2.828%, 02/01/37	861
3,997	ARM, 2.853%, 03/01/35	4,292
2,676	ARM, 2.927%, 10/01/35	2,876
4,880	ARM, 3.030%, 03/01/36	5,229
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
27,404	4.000%, 07/01/18 - 06/01/26	29,338
350	4.500%, 04/01/16 - 10/01/18	366
7,053	5.000%, 03/01/18 - 01/01/21	7,406
16,552	5.500%, 08/01/19 - 01/01/24	18,152
4,857	6.000%, 08/01/16 - 12/01/23	5,121
3,476	6.500%, 07/01/16 - 08/01/21	3,602
1,139	7.000%, 03/01/17	1,169
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
878	6.000%, 01/01/19 - 10/01/24	999
3,381	6.500%, 08/01/18 - 03/01/26	3,885
37	7.500%, 10/01/16 - 07/01/18	39

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
24,623		5.500%, 03/01/34 - 07/01/37	27,989
252		6.000%, 07/01/32	288
487		7.000%, 08/01/38	568
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
9,596		7.500%, 12/01/36	11,335
2,460		10.000%, 10/01/30	2,780
57		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	58
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10		8.000%, 04/01/17 - 05/01/19	10
4		8.250%, 08/01/17	4
		Federal National Mortgage Association,
49		ARM, 1.331%, 08/01/37	50
2,453		ARM, 1.483%, 08/01/37	2,563
979		ARM, 1.516%, 04/01/37	1,017
2,153		ARM, 1.714%, 07/01/37	2,258
1,310		ARM, 1.809%, 02/01/37	1,378
2,226		ARM, 1.818%, 01/01/37	2,342
11		ARM, 1.877%, 01/01/19	11
196		ARM, 1.893%, 01/01/35	205
39		ARM, 1.899%, 07/01/37	41
12		ARM, 1.905%, 03/01/19	13
372		ARM, 2.043%, 07/01/37	392
488		ARM, 2.092%, 05/01/36	516
288		ARM, 2.095%, 01/01/37	306
14		ARM, 2.103%, 07/01/27	14
871		ARM, 2.121%, 09/01/34	925
732		ARM, 2.155%, 10/01/36	783
714		ARM, 2.158%, 12/01/35	757
118		ARM, 2.185%, 12/01/36	127
2,926		ARM, 2.197%, 12/01/36	3,119
1,634		ARM, 2.206%, 11/01/37	1,746
533		ARM, 2.227%, 07/01/36	568
1,612		ARM, 2.227%, 11/01/37	1,714
1,040		ARM, 2.242%, 08/01/36	1,106
1,207		ARM, 2.244%, 08/01/36	1,288
237		ARM, 2.248%, 08/01/36	252
2,092		ARM, 2.257%, 11/01/37	2,238
482		ARM, 2.269%, 10/01/36	509
18		ARM, 2.319%, 06/01/27	19
11		ARM, 2.325%, 05/01/25	11
2,609		ARM, 2.332%, 03/01/37	2,797
206		ARM, 2.334%, 12/01/36	221
63		ARM, 2.337%, 04/01/36	65
—	(h)	ARM, 2.345%, 10/01/27	—	(h)
1,088		ARM, 2.360%, 12/01/37	1,177
643		ARM, 2.371%, 04/01/37	686
27		ARM, 2.379%, 06/01/36	29
1,407		ARM, 2.384%, 08/01/36	1,510
5		ARM, 2.397%, 08/01/36	5
286		ARM, 2.455%, 03/01/47	295
2		ARM, 2.480%, 08/01/17	2
2		ARM, 2.625%, 08/01/19	2
467		ARM, 2.651%, 12/01/36	503
8		ARM, 2.722%, 10/01/25	8
3,306		ARM, 2.770%, 03/01/36	3,550
4		ARM, 2.875%, 11/01/16	4
4,150		ARM, 2.924%, 03/01/36	4,445
3,323		ARM, 2.940%, 03/01/36	3,568
3,032		ARM, 2.959%, 10/01/35	3,245
492		ARM, 3.020%, 04/01/38	499
		Federal National Mortgage Association, 15 Year, Single Family,
669		4.000%, 08/01/18 - 01/01/19	705
2,088		4.500%, 05/01/18 - 05/01/19	2,181
3,000		5.000%, 12/01/17 - 07/01/20	3,160
31,548		5.500%, 01/01/18 - 07/01/25	34,456
13,361		6.000%, 11/01/17 - 07/01/24	14,367
6,979		6.500%, 03/01/17 - 03/01/23	7,346
636		7.000%, 02/01/17 - 01/01/18	651
19		8.000%, 11/01/15 - 10/01/16	19
		Federal National Mortgage Association, 20 Year, Single Family,
890		5.500%, 05/01/27	1,006
1,456		6.000%, 03/01/18 - 04/01/24	1,661
2,449		6.500%, 03/01/17 - 03/01/25	2,818
669		7.000%, 08/01/20 - 08/01/21	719
1		7.500%, 06/01/16	1
3		8.000%, 11/01/15	3
		Federal National Mortgage Association, 30 Year, FHA/VA,
148		5.500%, 08/01/34	169
13		8.500%, 03/01/27	13
		Federal National Mortgage Association, 30 Year, Single Family,
22,060		5.000%, 10/01/39	24,750
31,053		5.500%, 12/01/32 - 04/01/37	35,410
19,608		6.000%, 04/01/35 - 01/01/38	22,547

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
12,807		6.500%, 03/01/26 - 10/01/38	14,793
5,333		7.000%, 04/01/37 - 08/01/37	6,185
87		8.000%, 12/01/30	100
4		8.500%, 09/01/21	4
24		9.000%, 02/01/31	25
20		9.500%, 07/01/28	22
6		10.000%, 02/01/24	6
		Federal National Mortgage Association, Other,
88		4.000%, 07/01/17	92
120		4.500%, 12/01/19	123
377		5.500%, 06/01/16 - 09/01/17	398
211		6.000%, 09/01/17	219
		Government National Mortgage Association II,
105		ARM, 1.625%, 07/20/21 - 11/20/25	109
35		ARM, 1.750%, 01/20/26 - 01/20/28	37
50		ARM, 2.000%, 08/20/16 - 09/20/22	52
8		ARM, 2.500%, 12/20/17 - 05/20/21	8
16		ARM, 3.000%, 01/20/16 - 05/20/20	16
2		ARM, 3.500%, 10/20/17 - 12/20/17	3
5		ARM, 4.000%, 03/20/16 - 08/20/18	5
		Government National Mortgage Association II, 30 Year, Single Family,
4,648		6.000%, 09/20/38	5,299
9,942		7.000%, 08/20/38 - 09/20/38	11,758
15		7.500%, 09/20/28	18
29		8.000%, 09/20/26 - 12/20/27	34
34		8.500%, 03/20/25 - 04/20/25	38
1,713		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,873
		Government National Mortgage Association, 30 Year, Single Family,
4,954		6.500%, 09/15/38	5,832
11		8.500%, 04/15/25	13
8		9.000%, 09/15/24 - 10/15/26	10
196		9.500%, 07/15/20 - 12/15/25	224
—	(h)	12.000%, 11/15/19	—	(h)

		Total Mortgage Pass-Through Securities (Cost $404,208)	416,432

Supranational — 0.0% (g)
2,235		African Development Bank, (Supranational), 6.875%, 10/15/15	2,280
881		Corp. Andina de Fomento, 3.750%, 01/15/16	894

		Total Supranational (Cost $3,167)	3,174

U.S. Government Agency Securities — 5.5%
		Federal Home Loan Banks,
34,970		0.500%, 09/28/16	34,971
21,685		3.125%, 03/11/16	22,153
39,150		4.750%, 12/16/16	41,661
		Federal Home Loan Mortgage Corp.,
21,880		0.750%, 07/14/17	21,888
32,050		1.000%, 03/08/17	32,262
20,000		1.150%, 02/13/18	20,026
20,000		1.650%, 11/15/19	19,994
35,680		2.000%, 08/25/16	36,356
75,000		2.500%, 05/27/16	76,553
35,000		5.250%, 04/18/16	36,496
		Federal National Mortgage Association,
30,000		0.375%, 12/21/15	30,027
25,650		0.875%, 05/21/18	25,525
48,185		1.125%, 04/27/17	48,604
20,000		1.250%, 09/28/16	20,203
20,000		1.630%, 01/10/20	19,904
20,450		1.710%, 01/15/20	20,416
22,000		2.250%, 03/15/16	22,335
20,000		2.375%, 04/11/16	20,354
3,315		5.000%, 03/15/16	3,436
5,000		5.000%, 02/13/17	5,368
14,550		5.250%, 09/15/16	15,437
21,155		5.375%, 06/12/17	23,158
11,200		Federal National Mortgage Association STRIPS, 1.173%, 07/15/16 (n)	11,144

		Total U.S. Government Agency Securities (Cost $605,504)	608,271

U.S. Treasury Obligations — 51.0%
		U.S. Treasury Notes,
60,000		0.250%, 02/29/16	60,005
40,000		0.375%, 02/15/16	40,044
45,000		0.375%, 03/15/16	45,056
280,000		0.500%, 07/31/17	278,994
195,000		0.625%, 05/31/17	195,076
265,000		0.625%, 08/31/17	264,544
200,000		0.625%, 09/30/17	199,500
170,000		0.625%, 11/30/17	169,309
260,000		0.625%, 04/30/18	257,827

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
200,000	0.750%, 06/30/17	200,453
165,000	0.750%, 10/31/17	164,974
281,000	0.750%, 12/31/17	280,539
20,000	0.750%, 02/28/18	19,930
135,000	0.875%, 11/30/16	135,812
148,365	0.875%, 12/31/16	149,292
220,000	0.875%, 01/31/17	221,272
95,000	0.875%, 02/28/17	95,564
190,000	0.875%, 04/30/17	191,084
185,000	1.000%, 08/31/16	186,402
170,000	1.000%, 09/30/16	171,302
200,000	1.000%, 10/31/16	201,516
80,000	1.000%, 03/31/17	80,650
20,000	1.000%, 05/31/18	20,027
15,000	1.000%, 06/30/19	14,835
50,000	1.000%, 08/31/19	49,320
115,500	1.250%, 10/31/18	116,095
35,000	1.250%, 11/30/18	35,161
175,000	1.250%, 01/31/19	175,533
20,000	1.375%, 06/30/18	20,241
50,000	1.375%, 09/30/18	50,504
90,000	1.375%, 02/28/19	90,598
50,000	1.500%, 06/30/16	50,621
109,000	1.500%, 07/31/16	110,431
30,000	1.500%, 08/31/18	30,438
30,000	1.500%, 12/31/18	30,377
40,000	1.500%, 05/31/19	40,372
160,000	1.750%, 05/31/16	162,288
140,000	2.000%, 01/31/16	141,695
60,000	2.000%, 04/30/16	60,933
15,000	2.125%, 12/31/15	15,170
145,000	2.125%, 02/29/16	147,062
15,000	2.250%, 11/30/17	15,548
50,000	2.250%, 07/31/18	51,941
75,000	2.375%, 03/31/16	76,312
40,000	2.375%, 07/31/17	41,453
40,000	2.625%, 04/30/16	40,847
20,000	2.625%, 04/30/18	20,980
105,000	2.750%, 11/30/16	108,576
35,000	3.125%, 10/31/16	36,315
51,835	3.125%, 01/31/17	54,074
37,000	3.125%, 04/30/17	38,792
125,000	3.250%, 12/31/16	130,420
45,000	4.500%, 02/15/16	46,361

	Total U.S. Treasury Obligations (Cost $5,602,633)	5,632,465

Loan Assignments — 0.1%
	Financials — 0.1%
	Real Estate Management & Development — 0.1%
9,668	Progress Residential LP, Revolving Loan, VAR, 3.778%, 09/04/15 (i)	9,620
5,265	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	5,239

	Total Loan Assignments (Cost $14,934)	14,859

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
47,595	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $47,595)	47,595

	Total Investments — 99.7% (Cost $10,954,308)	11,008,120
	Other Assets in Excess of Liabilities — 0.3%	36,935

	NET ASSETS — 100.0%	$11,045,055

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,661
Aggregate gross unrealized depreciation	(23,849)

Net unrealized appreciation/depreciation	$53,812

Federal income tax cost of investments	$10,954,308

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at Period End Date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$665,570	$259,738	$925,308
Collateralized Mortgage Obligations
Agency CMO	—	579,153	—	579,153
Non-Agency CMO	—	91,375	9,896	101,271

Total Collateralized Mortgage Obligations	—	670,528	9,896	680,424

Commercial Mortgage-Backed Securities	—	332,004	49,368	381,372
Corporate Bonds
Consumer Discretionary	—	115,576	—	115,576
Consumer Staples	—	107,103	—	107,103
Energy	—	250,488	—	250,488
Financials	—	1,239,612	—	1,239,612
Health Care	—	117,601	—	117,601
Industrials	—	85,709	—	85,709
Information Technology	—	91,172	—	91,172
Materials	—	57,564	—	57,564
Telecommunication Services	—	94,887	—	94,887
Utilities	—	106,974	—	106,974

Total Corporate Bonds	—	2,266,686	—	2,266,686

Foreign Government Securities	—	31,534	—	31,534
Mortgage Pass-Through Securities	—	416,432	—	416,432
Supranational	—	3,174	—	3,174
U.S. Government Agency Securities	—	608,271	—	608,271
U.S. Treasury Obligations	—	5,632,465	—	5,632,465
Loan Assignments
Financials	—	—	14,859	14,859
Short-Term Investment
Investment Company	47,595	—	—	47,595

Total Investments in Securities	$47,595	$10,626,664	$333,861	$11,008,120

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$277,737	$—	$167	$19		$31,080	$(44,827)	$—	$(4,438)	$259,738
Collateralized Mortgage Obligations - Non-Agency CMO	10,646	—	8	—	(a)	—	(758)	—	—	9,896
Commercial Mortgage-Backed Securities	74,839	7	518	(2)		—	(25,994)	—	—	49,368
Loan Assignments - Financials	20,120	—	27	—	(a)	6,040	(11,328)	—	—	14,859

	$383,342	$7	$720	$17		$37,120	$(82,907)	$—	$(4,438)	$333,861

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $30,000.

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$153,085	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.40%)
			Constant Default Rate	0.00% - 30.00% (19.34%)
			Yield (Discount Rate of Cash Flows)	1.22% - 8.77% (3.51%)

Asset-Backed Securities	153,085
	1	Discounted Cash Flow	Constant Default Rate	0.00% (N/A%)
			PSA Prepayment Model	372.00% (N/A)
			Yield (Discount Rate of Cash Flows)	1.39% (N/A%)

Collateralized Mortgage Obligations	1
	18,701	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.74% - 6.62%% (2.85%)

Commercial Mortgage-Backed Securities	18,701

Total	$171,787

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $162,074,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
453	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.685%, 06/25/32 (Cost $452)	458

Daily Demand Note — 0.0% (g)
	Ohio — 0.0% (g)
	Hospital — 0.0% (g)
1,500	State of Ohio, University Hospitals Health System, Inc., Rev., VRDO, 0.430%, 06/01/15 (Cost $1,500)	1,500

Monthly Demand Notes — 2.9%
	Connecticut — 0.7%
	Other Revenue — 0.7%
15,000	State of Connecticut Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.076%, 06/01/15	14,991
5,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VRDO, 0.671%, 06/01/15	5,818

	Total Connecticut	20,809

	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.361%, 06/01/15	1,996

	Louisiana — 0.5%
	Other Revenue — 0.3%
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.596%, 06/01/15	9,525

	Water & Sewer — 0.2%
4,900	East Baton Rouge Sewerage Commission, Series A, Rev., VRDO, 0.626%, 06/01/15	4,855

	Total Louisiana	14,380

	New Jersey — 0.2%
	Transportation — 0.2%
	New Jersey Turnpike Authority,
3,000	Series B-1, Rev., VRDO, 0.391%, 06/01/15	2,999
4,000	Series B-3, Rev., VRDO, 0.691%, 06/01/15	4,006

	Total New Jersey	7,005

	New York — 1.0%
	Transportation — 0.9%
	Metropolitan Transportation Authority,
7,275	Subseries G-1B, Rev., VRDO, 0.621%, 06/01/15	7,277
5,000	Subseries G-1G, Rev., VRDO, 0.771%, 06/01/15	5,005
15,000	Triborough Bridge & Tunnel Authority, Subseries B-C, Rev., 0.521%, 06/01/15	14,883

		27,165

	Utility — 0.1%
5,000	Long Island Power Authority, Electric System, Series C, Rev., 0.776%, 06/01/15	5,016

	Total New York	32,181

	North Carolina — 0.1%
	Education — 0.1%
2,000	University of North Carolina, Series A, Rev., 0.571%, 06/01/15	2,000

	Pennsylvania — 0.1%
	Other Revenue — 0.1%
2,500	Pennsylvania Turnpike Commission, Series A-2, Rev., 0.900%, 06/01/15	2,500

	Texas — 0.2%
	Hospital — 0.2%
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 2015-3, Rev., 1.000%, 06/01/15	7,500

	Total Monthly Demand Notes (Cost $88,450)	88,371

Municipal Bonds — 83.8% (t)
	Alabama — 0.1%
	Education — 0.1%
750	Alabama Public School & College Authority, Capital Improvement Pool Refunding, Series 2014-A, Rev., 5.000%, 02/01/21	878
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,000

		1,878

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project,
1,000	Rev., 5.000%, 03/01/21	1,165
500	Rev., 5.000%, 03/01/23	596

		1,761

	Total Alabama	3,639

	Alaska — 0.5%
	General Obligation — 0.4%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	8,991
2,000	Series B, GO, 5.000%, 08/01/18	2,244

		11,235

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,225	City of Valdez, Marine Term, BP Pipelines Project, Series C, Rev., 5.000%, 01/01/21	3,681

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	597

	Total Alaska	15,513

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.3%
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	567
7,880	County of Pima, COP, 2.000%, 12/01/16	8,037
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	2,039

		10,643

	General Obligation — 0.6%
5,000	City of Phoenix, GO, 4.000%, 07/01/23	5,669
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,078
	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement,
1,750	Series A, GO, 2.000%, 07/01/15	1,753
1,350	Series A, GO, 3.000%, 07/01/16	1,384
1,550	Series A, GO, 3.000%, 07/01/17	1,611
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,185

		17,680

	Other Revenue — 0.5%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	289
1,500	Series A, Rev., 5.000%, 12/01/24	1,773
3,540	Series A, Rev., 5.000%, 12/01/25	4,143
3,000	Series A, Rev., 5.000%, 12/01/26	3,476
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,821

		15,502

	Prerefunded — 0.0% (g)
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,004

	Transportation — 0.5%
7,650	Arizona Transportation Board Highway, Rev., 5.000%, 07/01/26	9,186
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,127
3,100	Rev., 5.250%, 07/01/19	3,588

		13,901

	Water & Sewer — 0.1%
3,025	City of Phoenix, Civic Improvement Corp., Wastewater Systems, Junior Lien, Rev., 4.000%, 07/01/16	3,147
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,118

		4,265

	Total Arizona	62,995

	Arkansas — 0.2%
	Education — 0.1%
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	619
500	Rev., 5.000%, 03/01/25	606
1,000	Rev., 5.000%, 03/01/26	1,204
1,000	Rev., 5.000%, 03/01/27	1,191

		3,620

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.0% (g)
250	City of Maumelle, Limited Tax, Capital Improvement, GO, 4.000%, 03/01/23	273

	Short Term Note — 0.1%
580	City of Little Rock, Hotel & Restaurant, Tax Allocation, 5.000%, 07/01/20	671

	Water & Sewer — 0.0% (g)
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	662

	Total Arkansas	5,226

	California — 13.8%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
380	COP, 5.000%, 10/01/20	437
360	COP, 5.000%, 10/01/21	418
465	COP, 5.000%, 10/01/22	544
1,000	COP, 5.000%, 10/01/23	1,180
	Goleta Water District,
165	Series A, COP, AGM, 3.000%, 12/01/15	168
175	Series A, COP, AGM, 4.000%, 12/01/16	184
140	Series A, COP, AGM, 5.000%, 12/01/20	164

		3,095

	Education — 0.2%
4,750	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/17	5,157

	General Obligation — 5.6%
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,265
	City & County of San Francisco,
5,310	Series A, GO, 5.000%, 06/15/25	6,330
10,000	Series R-1, GO, 5.000%, 06/15/24	12,129
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	466
5,000	County of Los Angeles, Community College District, Series C, GO, 5.000%, 06/01/26 (w)	6,179
	County of Sacramento, San Juan Unified School District, Election of 2002,
820	GO, 2.000%, 08/01/16	835
525	GO, 5.000%, 08/01/17	573
395	GO, 5.000%, 08/01/18	442
860	GO, 5.000%, 08/01/19	987
775	GO, 5.000%, 08/01/20	907
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,183
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,810
	Folsom Cordova Unified School Disrict, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,021
820	GO, 4.000%, 10/01/15	831
845	GO, 5.000%, 10/01/17	928
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,477
1,285	Series D, GO, 5.000%, 07/15/27	1,526
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,205
9,000	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	10,700
	Moulton-Niguel Water District Consolidated,
4,500	GO, 4.000%, 09/01/15	4,545
2,260	GO, 4.000%, 09/01/16	2,366
335	GO, 4.000%, 09/01/17	360
1,100	GO, 5.000%, 09/01/16	1,165
300	GO, 5.000%, 09/01/18	338
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	607
685	GO, 5.000%, 02/01/23	829
870	GO, 5.000%, 02/01/24	1,060
1,500	GO, 5.000%, 08/01/25	1,818
1,800	GO, 5.000%, 08/01/26	2,148
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25 (w)	2,165
1,200	San Diego Community College District, GO, 5.000%, 08/01/18	1,350
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	GO, 5.000%, 07/01/17	4,164
10,000	GO, 5.000%, 07/01/18	11,181
6,310	GO, 5.000%, 07/01/19	7,237
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,606
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,168

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	San Leandro Unified School District,
550	Series A, GO, AGM, 5.000%, 08/01/25	670
2,025	Series A, GO, AGM, 5.000%, 08/01/26	2,424
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	862
1,095	GO, 5.000%, 09/01/26	1,331
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,575
365	Santa Ana College Improvement District No. 1, Rancho Santiago Community College District, Election of 2012, Series A, GO, 5.000%, 08/01/25	441
	State of California,
1,855	GO, 5.000%, 03/01/17	1,998
1,500	GO, 5.000%, 03/01/24	1,821
23,210	GO, 5.000%, 03/01/26	27,953
4,750	GO, VAR, 4.000%, 12/01/16	4,918
10,000	GO, VAR, 4.000%, 12/01/17	10,586
3,585	State of California, Various Purpose, GO, 4.000%, 10/01/15	3,632

		171,112

	Hospital — 0.0% (g)
380	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A, Rev., 5.000%, 08/15/25	453

	Other Revenue — 3.1%
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,217
3,095	Rev., 3.000%, 03/01/18	3,274
5,000	Rev., 4.000%, 03/01/19	5,524
5,000	Rev., 4.000%, 03/01/22	5,714
1,240	Rev., 5.000%, 03/01/20	1,447
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17	1,080
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,232
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	895
1,500	Series A, Rev., 5.000%, 10/01/22	1,804
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Rev., 5.000%, 10/18/22	11,979
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,754
10,000	Series D, Rev., VAR, 5.000%, 10/15/20	11,689
100	California Municipal Finance Authority, NorthBay Healthcare Group, Rev., 5.000%, 11/01/16	106
11,065	California State Public Works Board, Department of Corrections and Rehabilitation, Series C, Rev., 5.000%, 06/01/17	11,999
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,084
1,600	Series B, Rev., 5.000%, 03/01/18	1,779
1,750	Series B, Rev., 5.000%, 03/01/19	2,001
	Glendale Redevelopment Agency, Successor Agency,
500	Tax Allocation, AGM, 3.000%, 12/01/15	507
500	Tax Allocation, AGM, 4.000%, 12/01/16	525
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,173
1,300	Los Angeles County, Regional Financing Authority, Montecedro, Inc., Project, Series B-2, Rev., 3.000%, 11/15/20	1,313
11,150	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,493
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	711
780	Rev., 5.000%, 10/15/19	884
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	266
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	298
100	Series A, Rev., 5.000%, 04/01/22	120
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,381

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,221

		94,470

	Prerefunded — 0.2%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,325
6,115	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.000%, 07/01/16 (p)	6,426

		7,751

	Transportation — 1.2%
7,550	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	7,641
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	11,321
	City of Los Angeles Department of Airports,
650	Series A, Rev., 5.000%, 05/15/21	761
315	Series B, Rev., 4.000%, 05/15/23	358
365	Series B, Rev., 4.000%, 05/15/24	415
1,015	Series C, Rev., 4.000%, 05/15/18	1,103
1,000	Series C, Rev., 5.000%, 05/15/19	1,143
750	Series C, Rev., 5.000%, 05/15/22	896
700	Series C, Rev., 5.000%, 05/15/24	848
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	11,155

		35,641

	Utility — 1.8%
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,528
	California State Department of Water Resources, Power Supply,
16,100	Series G-4, Rev., 4.350%, 05/01/16	16,711
15,000	Series L, Rev., 5.000%, 05/01/19	17,163
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,348
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,472
150	Ontario Public Financing Authority, Rev., 4.000%, 07/01/15	150
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,789
250	Turlock Irrigation District, First Priority, Rev., 5.000%, 01/01/19	282
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	478

		56,921

	Water & Sewer — 1.6%
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,675
1,250	Series A, Rev., 5.000%, 06/01/19	1,433
	County of San Mateo, Silicon Valley Clean Water,
325	Rev., 4.000%, 02/01/16	333
400	Rev., 4.000%, 02/01/19	442
300	Rev., 5.000%, 02/01/17	322
320	Rev., 5.000%, 02/01/18	355
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,527
2,330	Series B, Rev., 5.000%, 06/01/19	2,674
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,483
8,000	Series A, Rev., 5.000%, 07/01/19	9,202
5,000	Series C, Rev., 5.000%, 07/01/18	5,604
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,484
5,815	Series G-1, Rev., VAR, 2.000%, 10/01/16	5,905
5,000	State of California, Department of Water Resources, Central Valley Project, Water System, Series AS, Rev., 5.000%, 12/01/25	6,170

		48,609

	Total California	423,209

	Colorado — 0.5%
	Certificate of Participation/Lease — 0.1%
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	117
100	Series A, COP, 5.000%, 12/01/22	118
100	Series A, COP, 5.000%, 12/01/24	119

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease –– continued
	County of Boulder, Flood Reconstruction Projects,
500	COP, 5.000%, 12/01/21	578
720	COP, 5.000%, 12/01/22	829
500	COP, 5.000%, 12/01/23	575
500	COP, 5.000%, 12/01/25	572

		2,908

	Education — 0.2%
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,764
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,785
400	University of Northern Colorado Greeley, Colorado Institutional Enterprise Refunding, Series A, Rev., 3.000%, 06/01/16	410

		6,959

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	340
500	GO, 5.000%, 12/01/26	597
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,094

		2,031

	Other Revenue — 0.1%
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,069
1,850	Denver Urban Renewal Authority, Series A-1, Rev., 5.000%, 12/01/16	1,965

		3,034

	Total Colorado	14,932

	Connecticut — 2.0%
	General Obligation — 1.1%
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,204
	State of Connecticut,
6,005	Series A, GO, AGM, 5.000%, 12/15/16	6,417
6,500	Series B, GO, 5.000%, 05/15/21	7,609
10,000	Series C, GO, 5.000%, 12/15/15	10,261
8,000	Series C, GO, 5.000%, 06/15/20	9,260

		34,751

	Housing — 0.0% (g)
425	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-1, Rev., 0.900%, 05/15/16	427

	Other Revenue — 0.1%
3,225	State of Connecticut, Green Bonds, Series A, Rev., 5.000%, 03/01/24	3,927

	Transportation — 0.8%
10,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/28	11,682
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,696
5,750	Series B, Rev., 5.000%, 12/01/17	6,331

		22,709

	Total Connecticut	61,814

	Delaware — 0.8%
	General Obligation — 0.8%
	State of Delaware,
120	GO, 5.000%, 07/01/19	138
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,024
14,590	Series A, GO, 5.000%, 07/01/17	15,898

	Total Delaware	25,060

	District of Columbia — 0.2%
	Transportation — 0.2%
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,048
1,475	Series C, Rev., 5.000%, 10/01/21	1,730

	Total District of Columbia	4,778

	Florida — 2.9%
	Certificate of Participation/Lease — 1.0%
4,600	Lee County School Board, Series B, COP, 5.000%, 08/01/17	5,014
5,600	Miami-Dade County School Board, Series A, COP, 5.000%, 05/01/26	6,536
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	318
200	Series A, COP, 5.000%, 07/01/19	226
210	Series A, COP, 5.000%, 07/01/20	241
	St. Lucie County School Board, Master Lease Program,
520	Series A, COP, 5.000%, 07/01/18	578
750	Series A, COP, 5.000%, 07/01/19	850

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease –– continued
	St.Johns County School Board, Master Lease Program,
7,645	COP, 5.000%, 07/01/17	8,312
3,000	COP, 5.000%, 07/01/18	3,345
1,500	COP, 5.000%, 07/01/19	1,705
2,000	COP, 5.000%, 07/01/20	2,307
1,750	COP, 5.000%, 07/01/21	2,039

		31,471

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,932

	General Obligation — 0.3%
	City of Port St. Lucie,
425	GO, 4.000%, 07/01/16	441
450	GO, 4.000%, 07/01/17	479
	Miami-Dade County, Public Health Trust Program,
1,000	Series C, GO, 5.000%, 07/01/25	1,190
750	Series C, GO, 5.000%, 07/01/27	872
1,000	Series C, GO, 5.000%, 07/01/28	1,155
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,096
5,850	State of Florida, Board of Education, Series A, GO, 5.000%, 06/01/15	5,852

		11,085

	Hospital — 0.0% (g)
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16	1,031

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,063

	Other Revenue — 0.6%
2,000	Broward County, Half-Central, Main Court House Project, Sales Tax, Series A, Rev., 5.000%, 10/01/15	2,031
	City of Jacksonville,
8,095	Rev., 5.000%, 10/01/27	9,437
550	Series B, Rev., 5.000%, 10/01/17	601
	Lee County,
1,000	Rev., 5.000%, 10/01/17	1,090
3,365	Rev., 5.000%, 10/01/26 (w)	4,015
	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre,
200	Rev., 4.000%, 11/15/16	210
150	Rev., 4.000%, 11/15/17	160

		17,544

	Prerefunded — 0.2%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,139

	Transportation — 0.1%
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,797
625	Series A, Rev., 5.000%, 07/01/22	735
850	Series B, Rev., 5.000%, 07/01/25	1,000

		3,532

	Utility — 0.2%
4,140	JEA Electric System, Series A, Rev., 5.000%, 10/01/16	4,392
1,700	Orlando Utilities Commission, Utilities System, Series C, Rev., 5.000%, 10/01/15	1,728

		6,120

	Water & Sewer — 0.2%
5,000	Tampa Bay Water Utility System, Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,086

	Total Florida	89,003

	Georgia — 3.0%
	General Obligation — 2.2%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,139
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,350
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,110
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,529
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,496
	State of Georgia,
5,405	Series B, GO, 5.000%, 10/01/17	5,935
10,055	Series B, GO, 5.750%, 08/01/16	10,693

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,000	Series E, GO, 4.000%, 09/01/18	5,463
14,800	Series I, GO, 5.000%, 07/01/18	16,567
1,250	Series I, GO, 5.000%, 07/01/19	1,436
8,165	Series I, GO, 5.000%, 07/01/21	9,728
4,270	Series J-2, GO, 4.000%, 11/01/17	4,597

		68,043

	Housing — 0.0% (g)
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	749
700	Series A-4, Rev., 0.900%, 12/01/17	698

		1,447

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,034

	Other Revenue — 0.2%
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,881

	Special Tax — 0.1%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,160
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,148
750	Series A-1, Rev., 5.000%, 07/01/29	855

		3,163

	Utility — 0.1%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,260
1,685	Rev., 5.000%, 12/01/16	1,796

		3,056

	Water & Sewer — 0.3%
	City of Atlanta, Water & Wastewater, Revenue Refunding,
3,750	Rev., 5.000%, 11/01/26	4,497
3,200	Series B, Rev., 5.000%, 11/01/15	3,265

		7,762

	Total Georgia	93,386

	Hawaii — 1.1%
	General Obligation — 1.0%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,687
3,700	Series B, GO, 5.000%, 10/01/18	4,163
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,780
5,000	Series EA, GO, 5.000%, 12/01/16	5,341
7,640	Series EF, GO, 5.000%, 11/01/21	9,075

		32,046

	Prerefunded — 0.1%
2,205	State of Hawaii, Series D, GO, 5.000%, 06/01/16 (p)	2,308

	Total Hawaii	34,354

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	667

	Illinois — 2.9%
	Education — 0.2%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	4,937

	General Obligation — 0.9%
2,000	Chicago Park District, Harbor Facilities, Series D, GO, 5.000%, 01/01/21	2,162
1,225	City of Peoria, Series A, GO, 5.000%, 01/01/20	1,393
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,470
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,836
1,585	Du Page Cook & Will Counties Community College District No. 502, Series B, GO, 4.000%, 01/01/16	1,619
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,266
3,350	Greater Chicago Metropolitan Water Reclamation District, Series A, GO, 5.000%, 12/01/20	3,895
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17	1,021
300	GO, 5.000%, 01/15/21	348
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,604

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,371

		27,985

	Other Revenue — 0.9%
1,960	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,956
2,715	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/25	3,184
	Illinois Finance Authority, Silver Cross Hospital and Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	168
500	Series C, Rev., 5.000%, 08/15/22	562
6,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/20	6,971
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,487
4,500	Municipal Electric Agency Power Supply System, Rev., 5.000%, 02/01/19	5,050
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,245

		28,623

	Prerefunded — 0.7%
14,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	15,126
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE, 5.000%, 04/01/16 (p)	5,941

		21,067

	Transportation — 0.1%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
500	Series 2014A, Rev., 5.000%, 01/01/20	570
2,580	Series 2014A, Rev., 5.000%, 01/01/21	2,922

		3,492

	Water & Sewer — 0.1%
	City of Chicago, Wastewater Transmission, Second Lien,
1,000	Rev., 5.000%, 01/01/23	1,086
800	Rev., 5.000%, 01/01/24	875
1,000	Rev., 5.000%, 01/01/25	1,088

		3,049

	Total Illinois	89,153

	Indiana — 1.3%
	Education — 0.2%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16	832
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	319
265	Rev., 5.000%, 07/15/18	295
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	818
835	Rev., 5.000%, 07/15/22	985
2,105	Northwest Allen School Building Corp., Rev., 5.000%, 07/15/17	2,285

		5,534

	General Obligation — 0.0% (g)
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,027

	Other Revenue — 1.0%
	Fort Wayne Redevelopment Authority Lease Rent, Harrison Square Project,
795	Rev., 5.000%, 02/01/22	933
1,255	Rev., 5.000%, 02/01/23	1,486
1,000	Rev., 5.000%, 08/01/23	1,192
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,303
1,000	Indiana Finance Authority, Stadium Project, Lease Appropriation, Series A, Rev., 5.250%, 02/01/28	1,185
10,000	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Rev., VRDO, 0.300%, 02/03/16	10,007
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,404
5,500	Series B, Rev., 5.000%, 02/01/19	6,243

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,320	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/17	3,585

		29,338

	Prerefunded — 0.0% (g)
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/19 (p)	868

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,159
1,000	Series A, Rev., 5.000%, 01/01/18	1,098
1,250	Series A, Rev., 5.000%, 01/01/19	1,405

		3,662

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	704

	Total Indiana	41,133

	Kansas — 0.4%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	954

	General Obligation — 0.0% (g)
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	217

	Other Revenue — 0.1%
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,019
1,000	Rev., 5.000%, 12/01/16	1,066

		2,085

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,875

	Transportation — 0.1%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,722

	Utility — 0.0% (g)
1,200	Wyandotte County Unified Government, Utility System Improvement, Series A, Rev., 5.000%, 09/01/21	1,402

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,643

	Total Kansas	12,898

	Kentucky — 1.0%
	Education — 0.5%
	University of Kentucky,
5,000	Series B, Rev., 5.000%, 10/01/22	5,974
6,980	Series D, Rev., 5.000%, 10/01/21	8,254

		14,228

	Prerefunded — 0.3%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,352
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,835

		8,187

	Transportation — 0.1%
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,627
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., 3.000%, 07/01/17	1,563
345	Series B, Rev., 4.000%, 07/01/18	375

		4,565

	Utility — 0.1%
2,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,032

	Water & Sewer — 0.0% (g)
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,056

	Total Kentucky	30,068

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 1.2%
	General Obligation — 0.5%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,734
7,000	Series B, GO, 5.000%, 11/15/18	7,897

		13,631

	Other Revenue — 0.6%
	City of Bossier, Local Government Environmental Facilities & Community Development Authority, Louisiana Project,
800	Rev., 5.000%, 11/01/22	942
1,265	Rev., 5.000%, 11/01/24	1,509
1,600	Rev., 5.000%, 11/01/25	1,909
3,525	Rev., 5.000%, 11/01/26	4,188
5,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., 5.000%, 06/01/23	5,981
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,595
2,250	Series A, Rev., 5.000%, 05/15/17	2,415

		19,539

	Utility — 0.1%
1,000	City of Bossier, Utilities, Rev., 5.000%, 10/01/25	1,193
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,221

		2,414

	Total Louisiana	35,584

	Maine — 0.4%
	General Obligation — 0.4%
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	5,053
6,000	Series B, GO, 5.000%, 06/01/18	6,700

	Total Maine	11,753

	Maryland — 2.8%
	Education — 0.6%
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,080
5,035	Series A, Rev., 5.000%, 04/01/18	5,596
5,095	Series A, Rev., 5.000%, 04/01/19	5,812
5,540	Series A, Rev., 5.000%, 04/01/20	6,454

		18,942

	General Obligation — 1.6%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,302
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	15,038
	State of Maryland, State & Local Facilities Loan,
3,650	Series B, GO, 5.000%, 03/15/16	3,788
17,780	Series B, GO, 5.000%, 03/15/18	19,741
6,900	Series C, GO, 5.000%, 08/01/20	8,109

		48,978

	Other Revenue — 0.1%
1,500	Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health System Issue, Series A, Rev., 5.000%, 05/15/24	1,809
	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center,
750	Rev., 5.000%, 07/01/22	885
845	Rev., 5.000%, 07/01/23	1,006

		3,700

	Prerefunded — 0.2%
1,010	County of Prince George’s, Public Improvement, GO, NATL-RE, 4.000%, 10/01/15 (p)	1,023
4,335	State of Maryland, State and Local Facilities, Series C, GO, 5.000%, 03/01/19 (p)	4,937

		5,960

	Transportation — 0.3%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,180
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,228

		7,408

	Total Maryland	84,988

	Massachusetts — 2.3%
	Education — 0.3%
	Massachusetts Development Finance Agency, Boston College,
2,000	Series S, Rev., 4.000%, 07/01/15	2,007
2,300	Series S, Rev., 5.000%, 07/01/16	2,418
5,000	Series S, Rev., 5.000%, 07/01/17	5,445

		9,870

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 1.3%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,203
7,360	Series A, GO, 5.000%, 03/01/23	8,975
	Commonwealth of Massachusetts,
5,430	Series B, GO, 5.000%, 08/01/16	5,726
10,000	Series B, GO, 5.250%, 09/01/24	12,475
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,665

		40,044

	Other Revenue — 0.3%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,458
1,000	Massachusetts Clean Water Trust, State Revolving Fund, Green Bond, Series 18, Rev., 5.000%, 02/01/26	1,198
	Massachusetts Development Finance Agency, Partners Healthcare,
2,200	Series O-2, Rev., 5.000%, 07/01/20	2,554
1,500	Series O-2, Rev., 5.000%, 07/01/21	1,764
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	903

		8,877

	Prerefunded — 0.4%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,643
2,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., NATL-RE, 5.000%, 08/15/15 (p)	2,020
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	1,981

		12,644

	Total Massachusetts	71,435

	Michigan — 1.2%
	General Obligation — 0.4%
800	County of Wayne, Wayne-Westland Community Schools, GO, Q-SBLF, 5.000%, 05/01/18	881
3,750	Rochester Community School District, GO, Q-SBLF, 4.000%, 05/01/16	3,867
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,519
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17	1,478
875	GO, Q-SBLF, 4.000%, 05/01/18	943
650	GO, Q-SBLF, 5.000%, 05/01/19	736
500	GO, Q-SBLF, 5.000%, 05/01/20	576
550	GO, Q-SBLF, 5.000%, 05/01/21	640
500	GO, Q-SBLF, 5.000%, 05/01/22	590

		14,230

	Hospital — 0.1%
1,400	City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D, Rev., 5.000%, 09/01/25	1,602
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,647

		4,249

	Other Revenue — 0.5%
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,240
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,673
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,400
675	Series B, Rev., 4.000%, 11/01/19	742
455	Series B, Rev., 4.000%, 11/01/20	502
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	6,958

		14,515

	Utility — 0.1%
2,060	Lansing Board of Water & Light, Utility Systems, Series A, Rev., 5.000%, 07/01/16	2,162

	Water & Sewer — 0.1%
	City of Grand Rapids, Sanitary Sewer System Improvement,
350	Rev., 5.000%, 01/01/22	417
450	Rev., 5.000%, 01/01/23	545
	City of Grand Rapids, Water Supply System,
590	Rev., 5.000%, 01/01/24	710
585	Rev., 5.000%, 01/01/25	712

		2,384

	Total Michigan	37,540

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — 1.6%
	General Obligation — 1.3%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	13,327
	State of Minnesota, Trunk Highway,
2,000	Series B, GO, 5.000%, 08/01/15	2,017
5,000	Series B, GO, 5.000%, 10/01/17	5,487
10,000	Series B, GO, 5.000%, 08/01/18	11,213
	State of Minnesota, Various Purpose,
5,555	Series A, GO, 5.000%, 10/01/15	5,646
3,500	Series A, GO, 5.000%, 06/01/17	3,801

		41,491

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	826
220	Series A, Rev., 5.000%, 01/01/20	253
1,000	Series A, Rev., 5.000%, 01/01/22	1,181

		2,260

	Utility — 0.2%
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,522
1,500	Series A, Rev., 5.000%, 01/01/23	1,798
1,000	Series A, Rev., 5.000%, 01/01/24	1,205

		5,525

	Total Minnesota	49,276

	Mississippi — 0.7%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,901

	General Obligation — 0.6%
	State of Mississipi,
11,735	Series C, GO, 5.000%, 10/01/25	14,490
2,500	Series F, GO, 5.250%, 10/01/23	3,089
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,041

		19,620

	Total Mississippi	21,521

	Missouri — 1.1%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,181
750	Cole County Missouri Refunding COP, Jail Project, COP, 4.000%, 12/01/16	787

		1,968

	Education — 0.1%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	490
625	Rev., 4.000%, 10/01/19	690
300	Rev., 4.000%, 10/01/20	334
300	Rev., 4.000%, 10/01/21	336

		1,850

	General Obligation — 0.0% (g)
350	County of Clay, North Kansas City Schoold District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	415
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	365

		780

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,170

	Other Revenue — 0.6%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,304
	City of Springfield,
1,155	Series A, Rev., 2.000%, 09/01/15	1,160
350	Series A, Rev., 4.000%, 09/01/18	379
	County of Jackson, Harry S. Truman Sports Complex Project,
2,500	Rev., 5.000%, 12/01/17	2,749
2,000	Rev., 5.000%, 12/01/22	2,388
2,300	Rev., 5.000%, 12/01/23	2,765
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,288

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,068
950	Rev., 5.000%, 01/01/18	1,043
780	Rev., 5.000%, 01/01/19	878
225	Rev., 5.000%, 01/01/21	263

		17,285

	Transportation — 0.2%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,725
1,250	Series B, Rev., 5.000%, 09/01/18	1,393
3,750	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/16	3,870

		7,988

	Total Missouri	33,041

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	823
1,000	GO, 5.000%, 08/01/22	1,211
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	760

	Total Montana	2,794

	Nebraska — 0.3%
	General Obligation — 0.1%
1,000	City of Omaha, Series B, GO, 5.000%, 11/15/25	1,221
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,765

		2,986

	Utility — 0.2%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,135
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,886
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,208

		5,229

	Total Nebraska	8,215

	Nevada — 0.2%
	Other Revenue — 0.2%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,354
5,000	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/16	5,236

	Total Nevada	6,590

	New Hampshire — 0.2%
	General Obligation — 0.1%
2,200	State of New Hampshire, Capital Improvement, Series B, GO, 5.000%, 12/01/27	2,658

	Other Revenue — 0.1%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,576

	Total New Hampshire	7,234

	New Jersey — 2.4%
	Education — 0.3%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,113
	New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
3,370	Series A, Rev., 5.000%, 09/01/24	3,608
1,250	Series C, Rev., 5.000%, 09/01/19	1,349
1,900	Union County Improvement Authority, County College Facility Project, Series B, Rev., 4.000%, 02/01/18	2,042

		8,112

	General Obligation — 0.9%
150	City of Long Branch, GO, 4.000%, 01/15/21	165
	County of Passaic,
2,355	GO, 5.000%, 02/01/19	2,651
1,685	GO, 5.000%, 02/01/20	1,935
1,100	GO, 5.000%, 02/01/21	1,280
	State of New Jersey,
5,695	Series Q, GO, 5.000%, 08/15/15	5,748
10,075	Series Q, GO, 5.000%, 08/15/20	11,292
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,566

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
400	Township of South Brunswick, GO, 5.000%, 09/01/22	476

		26,113

	Other Revenue — 0.4%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,606
	New Jersey Environmental Infrastructure Trust,
2,225	Series A, Rev., 5.000%, 09/01/18	2,507
2,000	Series A-R, Rev., 4.000%, 09/01/18	2,184
	Tobacco Settlement Financing Corp., Asset-Backed,
4,000	Series 1A, Rev., 5.000%, 06/01/18	4,318
5,000	Series 1B, Rev., Zero Coupon, 06/01/41	1,243

		12,858

	Prerefunded — 0.5%
1,570	New Jersey EDA, School Facilities Construction, Series I, Rev., 5.500%, 09/01/16 (p)	1,668
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	10,235
	New Jersey Transportation Trust Fund Authority, Transportation System,
1,680	Series A, Rev., 6.000%, 12/15/18 (p)	1,962
1,880	Series C, Rev., FGIC, 5.250%, 06/15/15 (p)	1,884

		15,749

	Transportation — 0.3%
7,960	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 2.000%, 06/15/15	7,963
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,587

		9,550

	Total New Jersey	72,382

	New Mexico — 0.2%
	General Obligation — 0.1%
2,140	County of Santa Fe, Santa Fe Public School District, GO, 5.000%, 08/01/21	2,533

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	946

	Transportation — 0.1%
2,010	New Mexico Finance Authority, State Transportation, Sub Lien, Series A, Rev., 5.000%, 06/15/18	2,243

	Total New Mexico	5,722

	New York — 11.7%
	Education — 0.1%
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,087
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,661

		4,748

	General Obligation — 1.8%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,932
	City of New York,
6,250	Series K, GO, 5.000%, 08/01/19	7,136
3,860	Subseries G-1, GO, 5.000%, 04/01/20	4,468
	City of New York, Fiscal Year 2003,
4,230	Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,600
1,000	Series E, GO, 5.000%, 08/01/15	1,008
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,070
5,000	Series J, GO, 5.000%, 08/01/18	5,586
9,000	City of New York, Fiscal Year 2014, Series E, GO, 5.000%, 08/01/17	9,787
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,932
2,030	GO, 4.000%, 10/15/19	2,243
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	314
3,465	County of Suffolk, GO, TAN, 2.000%, 07/30/15	3,474
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,431
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,186
1,000	GO, 5.000%, 05/15/23	1,215
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	2,811

		55,193

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.2%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,103
650	Rev., 5.000%, 07/01/20	738
550	Rev., 5.000%, 07/01/21	629
1,000	Rev., 5.000%, 07/01/22	1,148
1,100	Rev., 5.000%, 07/01/26	1,252

		4,870

	Housing — 0.2%
5,000	New York State Dormitory Authority, Series A, Rev., 5.000%, 03/15/17	5,388

	Other Revenue — 5.0%
	Battery Park City Authority,
3,000	Series A, Rev., 2.000%, 11/01/15	3,023
3,450	Series A, Rev., 3.000%, 11/01/18	3,648
2,500	Series A, Rev., 4.000%, 11/01/19	2,771
2,445	City of New York, Transitional Finance Authority, Unrefunded Balance, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16	2,607
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	933
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,175
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,331
1,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Series E, Rev., 5.000%, 11/01/15	1,021
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,638
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,337
6,250	New York City Transitional Finance Authority, New York City Recovery, Fiscal Year 2003, Subseries 3B-1, Rev., 5.000%, 11/01/15	6,379
2,845	New York Local Government Assistance Corp., Series A-5, Rev., 5.000%, 04/01/18	3,162
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,308
2,690	New York State Dormitory Authority, Series A, Rev., 5.000%, 07/01/24	3,281
	New York State Dormitory Authority, Columbia University,
6,100	Series A, Rev., 5.000%, 10/01/25	7,654
585	Series B, Rev., 5.000%, 10/01/21	700
2,500	Series B, Rev., 5.000%, 10/01/23	3,075
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,493
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,315
	New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
9,385	Series A, Rev., 5.000%, 06/15/17	10,196
4,905	Series A, Rev., 5.000%, 06/15/19	5,609
20,000	Port Authority of New York & New Jersey, Consolidated 180, Rev., 5.000%, 09/01/23	23,691
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., 5.000%, 09/01/17	2,723
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,854
15,405	Series A, Rev., 5.000%, 10/15/20	18,173
4,800	Series A, Rev., 5.000%, 10/15/22	5,825
4,500	Series A, Rev., 5.000%, 10/15/25	5,524
	Tobacco Settlement Financing Corp., Asset-Backed,
5,330	Series B, Rev., 5.000%, 06/01/16	5,583
10,000	Series B, Rev., 5.000%, 06/01/20	10,473

		152,502

	Prerefunded — 1.2%
7,555	City of New York, Transitional Finance Authority, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16 (p)	8,035
	Tobacco Settlement Financing Corp., Asset-Backed,
12,000	Series B, Rev., 5.000%, 06/01/19 (p)	12,003

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
2,500	Series B, Rev., 5.000%, 06/01/20 (p)	2,501
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	13,756

		36,295

	Special Tax — 0.7%
1,500	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	1,739
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,317
1,000	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	1,071
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	18,949

		23,076

	Transportation — 2.2%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	534
815	Rev., 5.000%, 01/01/21	946
	Metropolitan Transportation Authority,
7,325	Series A, Rev., 5.000%, 11/15/17	8,056
2,770	Series D, Rev., 5.000%, 11/15/18	3,112
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,672
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,193
	Metropolitan Transportation Authority, Transportation,
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,296
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,615
	New York State Thruway Authority,
27,555	Series A, Rev., 5.000%, 05/01/19	31,133
1,900	Series J, Rev., 5.000%, 01/01/17	2,027
4,200	Series J, Rev., 5.000%, 01/01/18	4,602
745	Niagara Frontier Transportation Authority, Buffalo International Airport, Series B, Rev., 4.000%, 04/01/16	767
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,499

		67,452

	Water & Sewer — 0.3%
	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,286
5,000	Series EE, Rev., 5.000%, 06/15/19	5,700

		9,986

	Total New York	359,510

	North Carolina — 1.4%
	General Obligation — 0.9%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,496
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	5,024
	State of North Carolina,
6,695	Series B, GO, 5.000%, 04/01/16	6,962
9,670	Series D, GO, 4.000%, 06/01/20	10,860
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,632

		27,974

	Other Revenue — 0.4%
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,701
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,163

		12,864

	Prerefunded — 0.1%
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,622

	Utility — 0.0% (g)
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,541

	Total North Carolina	44,001

	Ohio — 1.3%
	Education — 0.2%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	593
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	655
675	Rev., 4.000%, 10/01/19	747
1,000	Rev., 5.000%, 10/01/20	1,165

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,206

		6,366

	General Obligation — 0.5%
5,500	City of Columbus, Series 1, GO, 5.000%, 07/01/18	6,157
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,042
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,112

		16,311

	Other Revenue — 0.5%
1,165	County of Cuyahoga, Series 2014, Rev., 5.000%, 12/01/22	1,403
1,935	County of Cuyahoga, Sales Tax, Rev., 5.000%, 12/01/24	2,378
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,691
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,327
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,391
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	235
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,582
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,122
2,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., 4.000%, 12/01/17	2,151

		14,280

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	564
640	Series A, Rev., 5.000%, 12/01/19	738
1,375	Series A, Rev., 5.000%, 12/01/21	1,630

		2,932

	Total Ohio	39,889

	Oklahoma — 0.9%
	Education — 0.3%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	619
850	Rev., 5.000%, 12/01/19	962
945	Rev., 5.000%, 12/01/21	1,085
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,082
5,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	5,672
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	269
325	Rev., 5.000%, 09/01/19	367

		10,056

	Other Revenue — 0.6%
	Cleveland County Justice Authority, Sales Tax, Detention Facility Project,
1,675	Rev., 3.000%, 03/01/16	1,707
1,205	Rev., 3.000%, 03/01/17	1,249
1,000	Rev., 3.000%, 03/01/18	1,044
500	Rev., 4.000%, 03/01/20	540
	Oklahoma Capital Improvement Authority, Agency Facilities,
700	Series C, Rev., 5.000%, 07/01/19	800
1,075	Series C, Rev., 5.000%, 07/01/20	1,250
	Oklahoma Capitol Improvement Authority,
	State Facilities,
3,910	Series A, Rev., 3.000%, 01/01/17	4,054
2,145	Series A, Rev., 5.000%, 01/01/23	2,582
3,225	Series A, Rev., 5.000%, 01/01/24	3,906

		17,132

	Total Oklahoma	27,188

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.7%
	General Obligation — 0.3%
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	8,109

	Other Revenue — 1.0%
	Oregon State Department of Administrative Services, Lottery,
5,730	Series A, Rev., 5.000%, 04/01/26	7,030
5,900	Series C, Rev., 5.000%, 04/01/25	7,278
8,610	Series D, Rev., 5.000%, 04/01/26	10,496
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,046
	State of Oregon, Article XI-Q State Projects,
1,500	Series F, Rev., 5.000%, 05/01/21	1,774
2,000	Series H, Rev., 5.000%, 05/01/21	2,365

		29,989

	Prerefunded — 0.2%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/26 (p)	7,128

	Transportation — 0.2%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,203
1,595	Series 23, Rev., 5.000%, 07/01/24	1,935
2,525	Series 23, Rev., 5.000%, 07/01/26	3,036

		6,174

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	49

	Total Oregon	51,449

	Pennsylvania — 3.2%
	Education — 0.5%
	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College,
1,135	Rev., 4.000%, 05/01/16	1,171
1,125	Rev., 4.000%, 05/01/17	1,188
	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University,
5,055	Series B, Rev., 5.000%, 10/01/22	6,074
5,000	Series B, Rev., 5.000%, 10/01/25	6,173

		14,606

	General Obligation — 0.5%
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,278
2,200	GO, 5.000%, 07/01/18	2,436
1,645	County of Allegheny, North Allegheny School District, Series A, GO, 2.000%, 11/01/15	1,657
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	413
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,135
1,000	Spring-Ford Area School District, GO, 5.000%, 06/01/23	1,192

		17,111

	Other Revenue — 1.4%
5,000	Commonwealth Financing Authority, Series B-1, Rev., AGM, 5.000%, 06/01/24	5,880
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,302
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	12,959
14,950	Series B, Rev., 5.000%, 07/01/21	16,406
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,458
	Southcentral General Authority, Wellspan Health Obligation Group,
380	Series A, Rev., 5.000%, 06/01/24	448
1,000	Series A, Rev., 5.000%, 06/01/27	1,149

		43,602

	Prerefunded — 0.2%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,097
100	Pennsylvania Higher Educational Facilities Authority, Series C, Rev., 5.000%, 07/15/38 (p)	101

		6,198

	Water & Sewer — 0.6%
	City of Philadelphia, Water & Wastewater,
2,150	Series A, Rev., 5.000%, 06/15/15	2,154
8,530	Series A, Rev., 5.000%, 01/01/20	9,804
1,510	Series A, Rev., 5.000%, 07/01/22	1,784
2,595	Series A, Rev., 5.000%, 07/01/24	3,116

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	803

		17,661

	Total Pennsylvania	99,178

	Rhode Island — 0.3%
	General Obligation — 0.3%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,129
1,475	Series A, GO, 5.000%, 10/15/19	1,706
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014,
3,300	Series A, GO, 5.000%, 11/01/18	3,731
2,000	Series A, GO, 5.000%, 11/01/19	2,316

	Total Rhode Island	8,882

	South Carolina — 0.8%
	Education — 0.5%
1,100	Lexington One School Facilities Corp, Rev., 5.000%, 12/01/25	1,285
	Scago Educational Facilities Corp., School District of Colleton County Project,
3,280	Rev., 3.000%, 12/01/16 (w)	3,386
2,325	Rev., 4.000%, 12/01/17 (w)	2,481
3,730	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,299
	Securing Assets for Education Installment Purchase, The School District of Berkeley County,
1,750	Series A, Rev., 5.000%, 12/01/25	2,054
2,280	Series A, Rev., 5.000%, 12/01/26	2,645

		16,150

	General Obligation — 0.2%
	State of South Carolina,
5,000	Series A, GO, 5.000%, 11/01/15	5,102
1,310	Series B, GO, 5.000%, 04/01/18	1,456
1,110	Series D, GO, 5.000%, 04/01/18	1,234

		7,792

	Special Tax — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	727
1,000	Rev., 5.000%, 12/01/19	1,151

		1,878

	Total South Carolina	25,820

	South Dakota — 0.1%
	Other Revenue — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	692
500	Series B, Rev., 4.000%, 11/01/21	548
375	Series B, Rev., 5.000%, 11/01/22	440
890	Series B, Rev., 5.000%, 11/01/28	1,013
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	568
485	Series B, Rev., 5.000%, 06/01/21	567

	Total South Dakota	3,828

	Tennessee — 1.1%
	Education — 0.0% (g)
1,250	Tennessee State School Authority, Higher Educational Facilities, Series B, Rev., 3.000%, 11/01/16	1,295

	General Obligation — 0.7%
1,645	City of Chattanooga, GO, 5.000%, 10/01/17	1,805
	City of Memphis, General Improvement,
5,220	Series A, GO, 5.000%, 11/01/22	6,284
2,400	Series A, GO, 5.000%, 04/01/25	2,923
2,330	County of Maury, GO, 4.000%, 04/01/17	2,472
5,000	Shelby County, Series A, GO, 5.000%, 03/01/17	5,382
1,000	Wlliamson County District School, Series A, GO, 5.000%, 04/01/18	1,111

		19,977

	Other Revenue — 0.4%
4,450	City of Jackson, Hospital, Rev., 5.000%, 04/01/21	5,149
1,555	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	1,797
3,900	Sevier County Public Building Authority, Tennessee Local Government Public Improvement, Series VII-O-1, Rev., 5.000%, 06/01/18	4,338

		11,284

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	879

	Total Tennessee	33,435

	Texas — 7.3%
	Education — 0.2%
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	912
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	856
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,109
1,000	University of North Texas, Financing System, Series A, Rev., 5.000%, 04/15/16	1,041

		4,918

	General Obligation — 3.5%
2,500	Alvin Independent School District, Series B, GO, PSF-GTD, 2.000%, 08/15/15	2,507
	Argyle Independent School District, School Building,
555	GO, PSF-GTD, 2.000%, 08/15/18	569
840	GO, PSF-GTD, 3.000%, 08/15/19	892
7,950	Birdville Independent School District, GO, PSF-GTD, 3.000%, 02/15/16	8,107
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	554
1,120	City of Baytown, GO, 3.000%, 02/01/16	1,140
	City of Colony,
620	GO, 5.000%, 08/15/19	710
610	GO, 5.000%, 08/15/20	711
	City of Denton,
1,000	GO, 4.000%, 02/15/16	1,026
1,045	GO, 5.000%, 02/15/23	1,251
	City of El Paso, Refunding & Improvement,
7,075	GO, 4.000%, 08/15/15	7,132
6,790	GO, 5.000%, 08/15/18	7,609
4,005	GO, 5.000%, 08/15/19	4,595
2,215	GO, 5.000%, 08/15/20	2,587
530	GO, 5.000%, 08/15/21	626
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16	316
445	Series A, GO, 3.000%, 03/01/17	463
500	Series A, GO, 4.000%, 03/01/18	540
785	Series A, GO, 4.000%, 03/01/19	864
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16	459
870	GO, 3.000%, 03/01/17	906
1,000	GO, 4.000%, 03/01/18	1,080
1,060	GO, 4.000%, 03/01/19	1,166
	City of Houston, Public Improvement,
2,805	Series A, GO, 5.000%, 03/01/18	3,106
4,000	Series A, GO, 5.000%, 03/01/20	4,640
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	199
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	372
	City of Wylie,
950	GO, 4.000%, 02/15/22	1,053
2,155	GO, 5.000%, 02/15/23	2,566
1,680	Collin County, Series A, GO, 3.000%, 02/15/16	1,713
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16	1,252
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, 5.000%, 08/01/17	5,624
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,030
5,300	Goose Creek, Consolidated Independent School District, School Building, Series B, GO, VAR, PSF-GTD, 2.000%, 08/14/15	5,318
2,050	Irving Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,120
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	452
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	674
	Laredo Community College District,
700	GO, 5.000%, 08/01/21	820
1,800	GO, 5.000%, 08/01/27	2,124
1,335	Lufkin Independent School District, School Building, GO, PSF-GTD, 4.000%, 08/15/17	1,427
	Northside Independent School District,
11,465	GO, VAR, PSF-GTD, 1.000%, 06/01/16	11,526

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
4,015	GO, VAR, PSF-GTD, 1.500%, 08/01/15	4,023
1,575	Pharr Sanitary Juan Alamo, Independent School District, GO, PSF-GTD, 5.000%, 02/01/18	1,736
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,525
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,630
1,600	State of Texas, College Student Loan, GO, 5.000%, 08/01/16	1,688
3,000	State of Texas, Transporatation Commission Mobility, GO, 5.000%, 10/01/19	3,466

		108,894

	Other Revenue — 0.7%
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	532
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	12,546
	Midtown Redevelopment Authority, Tax Allocation,
500	Rev., 3.000%, 01/01/16	507
505	Rev., 4.000%, 01/01/17	527
4,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	4,217
2,180	Township of Woodlands, Sales & Refunding, Rev., AGM, 5.000%, 03/01/16	2,255

		20,584

	Prerefunded — 0.7%
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,443
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,397
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,755
	Lower Colorado River Authority,
20	Rev., 5.000%, 05/15/16 (p)	21
60	Series B, Rev., 5.000%, 05/15/22 (p)	72
4,700	Series B, Rev., 5.000%, 05/15/23 (p)	5,493
2,650	University of Texas, Series B, Rev., 5.000%, 07/01/15 (p)	2,661
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,256

		23,098

	Transportation — 0.4%
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,221
10,125	Texas Transportation Commission Central, Turnpike System, Second Tier, Series A, Rev., 5.000%, 04/01/20	11,571

		12,792

	Utility — 0.5%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	964
560	Rev., 5.000%, 08/15/22	666
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,813
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	163
150	Rev., 2.500%, 12/01/19	156
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,246

		14,008

	Water & Sewer — 1.3%
	City of Austin, Water & Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,534
9,655	Rev., 5.000%, 05/15/16	10,092
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,054
	City of El Paso, Water & Sewer Revenue,
750	Rev., 5.000%, 03/01/22	889
1,250	Rev., 5.000%, 03/01/23	1,502
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	194
205	Rev., 5.000%, 05/01/19	232
245	Rev., 5.000%, 05/01/20	282
265	Rev., 5.000%, 05/01/21	309

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
380	Rev., 5.000%, 05/01/24	452
850	Rev., 5.000%, 05/01/26	995
1,025	Rev., 5.000%, 05/01/27	1,189
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,140
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,193
	Texas County Trinity River Authority, Regional Wastewater System,
8,705	Rev., 5.000%, 08/01/15	8,778
5,250	Rev., 5.000%, 08/01/16	5,538
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18	1,683
1,250	Rev., 5.000%, 08/01/19	1,437

		41,493

	Total Texas	225,787

	Utah — 0.6%
	General Obligation — 0.4%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,877
4,855	Series C, GO, 5.000%, 07/01/18	5,440

		11,317

	Other Revenue — 0.1%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,260
	Utah Transit Authority, Sales Tax,
710	Series A, Rev., 5.000%, 06/15/22	840
775	Series A, Rev., 5.000%, 06/15/23	925
825	Series A, Rev., 5.000%, 06/15/24	992

		5,017

	Water & Sewer — 0.1%
2,640	Jordan Valley Water Conservancy District, Water Revenue Refunding, Series A, Rev., 5.000%, 10/01/18	2,971

	Total Utah	19,305

	Vermont — 0.0% (g)
	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	599
400	Series 3, Rev., 5.000%, 12/01/21	474

	Total Vermont	1,073

	Virginia — 2.9%
	Education — 0.2%
4,000	University of Virginia, Series B, Rev., 5.000%, 08/01/21	4,782

	General Obligation — 1.1%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,318
	City of Richmond, Public Improvement,
4,500	Series B, GO, 5.000%, 07/15/24	5,549
6,505	Series B, GO, 5.000%, 07/15/25	8,075
6,755	Series B, GO, 5.000%, 07/15/26	8,403
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,397
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,533

		34,275

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,694

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,348
2,065	Fairfax County, Public Improvement, Series 2015B, Rev., 5.000%, 10/01/25	2,585
1,000	Roanoke EDA, Carilion Clinic Obligation Group, Rev., 5.000%, 07/01/15	1,004
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,332
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,468

		10,737

	Prerefunded — 0.2%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,564
1,000	County of Loudoun, Series A, GO, 5.000%, 07/01/15 (p)	1,004
4,725	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 4.750%, 10/01/17 (p)	5,149

		7,717

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.3%
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., GAN, 5.000%, 09/15/15	2,617
5,585	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/16	5,839

		8,456

	Water & Sewer — 0.6%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,877
1,340	Rev., 5.000%, 11/01/18	1,512
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,669
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,059

		17,117

	Total Virginia	88,778

	Washington — 1.4%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,853
3,125	Series D, COP, 5.000%, 07/01/19	3,571

		6,424

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	127

	General Obligation — 1.1%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,103
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,514
3,720	King County, Series C, GO, 5.000%, 01/01/16	3,825
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,539
870	GO, 5.000%, 12/01/19	997
	Snohomish County School District No. 002, Everett Refunding,
1,400	GO, 4.000%, 12/01/17	1,506
2,000	GO, 5.000%, 12/01/18	2,257
1,865	Snohomish County School District No. 201, Snohomish, GO, 5.000%, 12/01/15	1,910
7,905	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	8,311
7,300	State of Washington, Various Purpose, Series R, GO, 5.000%, 07/01/17	7,950

		34,912

	Utility — 0.1%
	County of Clallam, Public Utility District No. 1, Electric System,
220	Rev., 5.000%, 04/01/21	256
330	Rev., 5.000%, 04/01/23	390
1,575	Energy Northwest, Wind Project, Rev., 4.000%, 07/01/15	1,580

		2,226

	Total Washington	43,689

	West Virginia — 0.5%
	General Obligation — 0.2%
5,000	State of West Virginia, Series A, GO, 5.000%, 06/01/25	6,179

	Other Revenue — 0.2%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,699
1,000	Rev., 5.000%, 07/01/19	1,118
1,225	Rev., 5.000%, 07/01/20	1,388
1,565	Rev., 5.000%, 07/01/22	1,797

		6,002

	Utility — 0.1%
750	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River Projects, Series A, Rev., 5.000%, 07/01/24	908
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	613
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	559
555	Series B-II, Rev., 3.000%, 11/01/16	575

		2,655

	Total West Virginia	14,836

	Wisconsin — 1.2%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	872
1,125	Series A, COP, 5.000%, 09/01/18	1,254

		2,126

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.6%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,306
	State of Wisconsin,
1,990	Series A, GO, 5.000%, 05/01/18	2,215
11,800	Series B, GO, 5.000%, 05/01/17	12,775

		17,296

	Other Revenue — 0.2%
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,448
5,465	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	5,966

		7,414

	Transportation — 0.3%
8,530	Wisconsin Department of Transportation, Series 1, Rev., 1.000%, 07/01/16	8,595

	Total Wisconsin	35,431

	Total Municipal Bonds (Cost $2,567,309)	2,577,982

Semi-Annual Demand Notes — 0.8%
	Alabama — 0.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,513

	Florida — 0.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,500

	Illinois — 0.2%
	Other Revenue — 0.2%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,850

	Indiana — 0.0% (g)
	Prerefunded — 0.0% (g)
45	Indiana Health Facility Financing Authority, Ascension Health, Rev., 5.000%, 07/28/16 (p)	47

	Kentucky — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,061

	Massachusetts — 0.2%
	Education — 0.2%
4,560	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,626

	Total Semi-Annual Demand Notes (Cost $25,754)	25,597

Weekly Demand Notes — 6.4%
	Arizona — 0.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,500	Coconico County Pollution Control Corp., Arizona Public Service Company Navajo Project, Series A, Rev., VRDO, 0.310%, 06/04/15	4,500

	California — 1.6%
	Other Revenue — 0.9%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,000	Series A-1, Rev., 0.380%, 06/04/15	9,969
10,000	Series A-1, Rev., VAR, 0.380%, 06/04/15	9,993
5,000	Series A-1, Rev., VRDO, 0.380%, 06/04/15	4,996
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.200%, 06/04/15	1,002
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.050%, 06/04/15	1,505

		27,465

	Transportation — 0.2%
9,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series G, Rev., 0.700%, 06/01/15	8,970

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Water & Sewer — 0.5%
	Counties of Alameda and Contra Costa, East Bay Municipal Utility District, Water System,
9,075	Series A-1, Rev., VAR, 0.300%, 06/04/15	9,075
5,000	Series A-2, Rev., VAR, 0.300%, 06/04/15	5,000

		14,075

	Total California	50,510

	Connecticut — 0.0% (g)
	General Obligation — 0.0% (g)
1,500	State of Connecticut, SIFMA Index, Series B, GO, 0.590%, 06/04/15	1,500

	Georgia — 0.3%
	Transportation — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VRDO, 0.380%, 06/04/15	4,986

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.624%, 06/04/15	3,082

	Total Georgia	8,068

	Indiana — 0.1%
	Other Revenue — 0.1%
1,855	Indiana Health Facility Financing Authority, Ascension Health, Rev., 5.000%, 06/04/15	1,951

	Massachusetts — 0.3%
	General Obligation — 0.3%
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VRDO, 0.400%, 06/04/15	9,974

	Michigan — 0.2%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 0.530%, 06/04/15	5,000

	New Jersey — 0.3%
	Other Revenue — 0.3%
7,895	New Jersey EDA, School Facilities Construction, Series C, Rev., VAR, 1.900%, 06/04/15	8,037

	New York — 0.7%
	General Obligation — 0.3%
10,000	City of New York, Subseries J-9, GO, 0.500%, 06/04/15	9,964

	Other Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 06/04/15	2,971

	Transportation — 0.3%
	Metropolitan Transportation Authority,
2,500	Rev., VRDO, 0.460%, 06/04/15	2,491
7,500	Subseries A-2, Rev., 0.680%, 06/04/15	7,462

		9,953

	Total New York	22,888

	Ohio — 0.4%
	Hospital — 0.4%
10,800	County of Allen, Mercy Health, Series 2015B, Rev., VAR, 0.850%, 06/04/15	10,797

	Oklahoma — 0.1%
	Utility — 0.1%
2,265	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 0.900%, 06/04/15	2,267

	Oregon — 0.4%
	Other Revenue — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 0.980%, 06/04/15	5,017

	Utility — 0.2%
5,750	Oregon State Facilities Authority, Providence Health & Services, Rev., VRDO, 0.330%, 06/04/15	5,750

	Total Oregon	10,767

	Pennsylvania — 0.5%
	General Obligation — 0.2%
5,000	Pennsylvania Turnpike Commission, Series B-1, GO, 0.700%, 06/04/15	5,013

	Other Revenue — 0.0% (g)
1,525	Pennsylvania Turnpike Commission, Series A-2, Rev., 1.000%, 06/04/15	1,526

	Transportation — 0.3%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 0.780%, 06/04/15	4,982
3,000	Series B, Rev., VAR, 0.500%, 06/04/15	3,000

		7,982

	Total Pennsylvania	14,521

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — 1.4%
	Transportation — 1.1%
1,365	County of Harris Toll Road, Senior Lien, Series A, Rev., VAR, 0.530%, 06/04/15	1,366
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.730%, 06/04/15	3,220
2,500	Series A, Rev., VAR, 0.880%, 06/04/15	2,523
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., 0.770%, 06/04/15	5,963
10,000	State of Texas, Transporatation Commission Mobility, GO, 0.480%, 06/04/15	9,993
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., 0.450%, 06/04/15	10,008

		33,073

	Utility — 0.2%
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., 0.480%, 06/04/15	7,501

	Water & Sewer — 0.1%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.780%, 06/04/15	4,014

	Total Texas	44,588

	Washington — 0.0% (g)
	Utility — 0.0% (g)
1,000	Grant County Public Utility District No. 2, Electric System, Rev., VRDO, 0.420%, 06/04/15	999

	Total Weekly Demand Notes (Cost $196,345)	196,367

SHARES

Short-Term Investment — 5.5%
	Investment Company — 5.5%
168,180	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $168,180)	168,180

	Total Investments — 99.4% (Cost $3,047,990)	3,058,455
	Other Assets in Excess of Liabilities — 0.6%	17,250

	NET ASSETS — 100.0%	$3,075,705

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,347
Aggregate gross unrealized depreciation	(8,882)

Net unrealized appreciation/depreciation	$10,465

Federal income tax cost of investments	$3,047,990

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$168,180	$2,890,275	$—	$3,058,455

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.6% (t)
	Alabama — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,037

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,150

	Total Alabama	2,187

	Alaska — 4.7%
	Other Revenue — 0.4%
70	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/33	79
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/28	1,184

		1,263

	Prerefunded — 1.6%
2,430	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/18 (p)	2,788
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	2,081

		4,869

	Utility — 2.7%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,851
3,915	Rev., AGM, 6.000%, 07/01/19	4,603

		8,454

	Total Alaska	14,586

	Arizona — 0.0%(g)
	General Obligation — 0.0%(g)
30	Maricopa County, Mesa Unified School District No. 4, Arizona School Improvement, Project of 2005, Series C, GO, 4.000%, 07/01/15	30

	California — 20.3%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,623

	General Obligation — 7.4%
855	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	812
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,631
7,500	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	4,992
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	60
25	San Francisco Unified School District, Series E, GO, 4.000%, 06/15/15	25
40	Santa Clara Unified School District, Series A, GO, 4.000%, 07/01/15	40
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	983
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	114
	State of California, Various Purpose,
2,000	GO, 5.000%, 03/01/25	2,440
1,500	GO, 5.000%, 03/01/28	1,772
5,000	GO, 6.500%, 04/01/33	5,985

		22,854

	Other Revenue — 3.6%
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
2,400	Series A, Rev., 5.000%, 06/01/40	2,634
4,775	Series A, Rev., 5.000%, 06/01/45	5,219
2,820	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/30 (w)	3,271

		11,124

	Prerefunded — 1.3%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	47
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,310
1,500	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	1,676

		4,033

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.5%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,379

	Utility — 2.5%
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,289
	Los Angeles Department of Water & Power, Power System,
1,200	Series A, Rev., 5.000%, 07/01/35	1,374
2,500	Sub Series A-1, Rev., 5.250%, 07/01/38	2,770
50	San Francisco Bay Area Rapid Transit District, Sales Tax, Refunding, Series A, Rev., AGM, 5.000%, 07/01/15	50
40	Southern California Public Power Authority, Windy Point/Windy Flats Project, Series 1, Rev., 4.000%, 07/01/15	40
1,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	1,202

		7,725

	Water & Sewer — 4.5%
2,000	City of Los Angeles, Department of Water and Power, Power System, Series D, Rev., 5.000%, 07/01/33	2,300
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,240
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/39	8,477

		14,017

	Total California	62,755

	Colorado — 3.5%
	Certificate of Participation/Lease — 0.7%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,240

	Education — 0.0%(g)
40	Regents of the University of Colorado, Tax-Exempt University Enterprise, Refunding, Series B, Rev., 4.000%, 06/01/15	40

	Hospital — 0.4%
950	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,019

	Prerefunded — 1.7%
3,550	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,532
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,735

		5,267

	Utility — 0.7%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,103
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,108

		2,211

	Total Colorado	10,777

	Connecticut — 0.0%(g)
	General Obligation — 0.0%(g)
75	Town of East Lyme, Refunding, GO, 4.000%, 07/15/15	76

	Transportation — 0.0%(g)
40	State of Connecticut, Transportation Infrastructure Purposes, Special Tax, Series A, Rev., AMBAC, 5.000%, 07/01/15	40

	Total Connecticut	116

	Delaware — 1.1%
	Prerefunded — 1.1%
30	County of New Castle, Series A, GO, 4.000%, 07/15/15 (p)	30
3,200	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	3,472

	Total Delaware	3,502

	District of Columbia — 1.9%
	Education — 0.4%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	579
500	Series A, Rev., 6.000%, 07/01/48	575

		1,154

	General Obligation — 1.5%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,677

	Total District of Columbia	5,831

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — 3.1%
	General Obligation — 1.0%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,049
45	State of Florida, Division of Bond Finance, Series B, GO, 5.000%, 06/01/15	45

		3,094

	Other Revenue — 0.9%
3,065	City of Tallahassee, Memorial Healthcare, Inc. Project, Series A, Rev., 4.000%, 12/01/35	2,965

	Transportation — 1.2%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,650

	Total Florida	9,709

	Georgia — 4.4%
	Other Revenue — 1.8%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,742

	Transportation — 2.6%
40	Georgia State Road & Tollway Authority, Federal Highway, Rev., NATL-RE, 5.000%, 06/01/15	40
7,230	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series P, Rev., AMBAC, 6.250%, 07/01/20	7,914

		7,954

	Total Georgia	13,696

	Hawaii — 0.0%(g)
	General Obligation — 0.0%(g)
40	County & City of Honolulu, Series F, GO, NATL-RE, 5.000%, 07/01/15	40

	Illinois — 7.7%
	General Obligation — 1.8%
2,000	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	2,186
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,189

		5,375

	Other Revenue — 0.8%
2,350	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/38	2,576

	Prerefunded — 0.7%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,102

	Transportation — 4.4%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,705
	Regional Transportation Authority,
6,000	Series A, Rev., NATL-RE, 6.500%, 07/01/30	8,215
3,320	Series D, Rev., NATL-RE, 7.750%, 06/01/19	3,732

		13,652

	Total Illinois	23,705

	Indiana — 2.0%
	General Obligation — 0.2%
445	Beech Grove School Building Corp., First Mortgage, GO, NATL-RE, 6.250%, 07/05/16	460

	Other Revenue — 1.8%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,668

	Total Indiana	6,128

	Kansas — 0.0%(g)
	Water & Sewer — 0.0%(g)
50	City of Olathe, Water & Sewer System, Rev., 3.000%, 07/01/15	50

	Louisiana — 0.4%
	Other Revenue — 0.4%
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	1,118

	Maine — 2.4%
	Other Revenue — 0.2%
530	Maine Health & Higher Educational Facilities Authority, Rev., 4.000%, 07/01/44	522

	Prerefunded — 2.2%
	Maine Turnpike Authority,
5,675	Rev., 6.000%, 07/01/19 (p)	6,729

	Total Maine	7,251

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — 2.0%
	General Obligation — 2.0%
	Commonwealth of Massachusetts,
	Consolidated Loan of 2014,
1,625	Series F, GO, 5.000%, 11/01/26	1,943
3,500	Series F, GO, 5.000%, 11/01/27	4,171

		6,114

	Prerefunded — 0.0%(g)
35	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/15 (p)	35

	Total Massachusetts	6,149

	Michigan — 0.6%
	Other Revenue — 0.6%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,671

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,281

	Montana — 0.2%
	Certificate of Participation/Lease — 0.2%
400	City of Helena, COP, 5.000%, 01/01/29	441

	New Jersey — 2.5%
	Housing — 0.5%
1,430	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	1,485

	Transportation — 2.0%
20,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	6,359

	Total New Jersey	7,844

	New York — 11.8%
	General Obligation — 0.1%
30	City of Albany, GO, 4.000%, 07/01/15	30
50	County of Orange, Various Purpose, GO, 3.000%, 07/01/15	50
75	Suffolk County, East Hampton Union Free School District, GO, 4.000%, 06/15/15	75

		155

	Other Revenue — 3.2%
2,500	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/33	2,851
2,000	Sales Tax Asset Receivable Corp., Fiscal Year 2015, Series A, Rev., 5.000%, 10/15/30	2,364
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,821

		10,036

	Transportation — 5.7%
14,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	17,518

	Utility — 1.0%
2,570	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/35	2,949

	Water & Sewer — 1.8%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,667
40	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series B, Rev., 5.000%, 06/15/15	40

		5,707

	Total New York	36,365

	North Carolina — 0.0%(g)
	Water & Sewer — 0.0%(g)
50	Onslow Water & Sewer Authority, Combined Enterprise, Series A, Rev., XLCA, 5.000%, 06/01/15	50

	Ohio — 3.1%
	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,112
1,000	GO, 5.250%, 01/01/41	1,109

		2,221

	Other Revenue — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,116

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.6%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	581
400	GO, AGC, 6.000%, 12/01/18 (p)	466
650	GO, AGC, 6.125%, 12/01/18 (p)	761

		1,808

	Water & Sewer — 1.5%
4,500	Northeast Ohio Regional Sewer District, Wastewater Improvement, Refunding, Rev., 4.000%, 11/15/49	4,546

	Total Ohio	9,691

	Oklahoma — 0.7%
	Water & Sewer — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,247

	Oregon — 0.0%(g)
	Water & Sewer — 0.0%(g)
50	City of Portland, Sewer System, Second Lien, Series B, Rev., NATL-RE, 5.000%, 06/15/15	50

	South Carolina — 7.9%
	Education — 1.0%
3,000	University of South Carolina Athletic Facilities, Rev., 4.000%, 05/01/45 (w)	3,004

	General Obligation — 3.6%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,092

	Prerefunded — 1.5%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,805

	Utility — 1.8%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,590

	Total South Carolina	24,491

	South Dakota — 0.5%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	355

	Prerefunded — 0.4%
111	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	114
1,085	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17 (p)	1,148

		1,262

	Total South Dakota	1,617

	Texas — 10.8%
	Education — 0.5%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,492

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.000%, 08/15/26	608

	Hospital — 1.1%
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,086
2,300	Rev., 5.500%, 09/01/43	2,517

		3,603

	Prerefunded — 4.3%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,521
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,427
1,335	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	1,392
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,218
1,500	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,682

		13,240

	Transportation — 1.5%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,119
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,438

		4,557

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 1.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,227

	Water & Sewer — 1.5%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,807

	Total Texas	33,534

	Utah — 0.0%(g)
	General Obligation — 0.0%(g)
50	Box Elder County School District, Board of Education, Utah School Bond Guaranty Program, School Building, GO, 4.000%, 07/15/15	50
50	State of Utah, Series A, GO, 3.000%, 07/01/15	50

	Total Utah	100

	Washington — 3.9%
	Education — 2.1%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,420

	General Obligation — 0.0%(g)
50	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/15	50

	Prerefunded — 1.8%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,606

	Total Washington	12,076

	Wisconsin — 0.0%(g)
	Utility — 0.0%(g)
50	WPPI Energy, Power Supply System, Series A, Rev., 2.000%, 07/01/15	50

	Total Municipal Bonds (Cost $268,722)	299,138

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
11,733	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l)(m) (Cost $11,733)	11,733

	Total Investments — 100.4% (Cost $280,455)	310,871
	Liabilities in Excess of Other Assets — (0.4)%(c)	(1,129)

	NET ASSETS — 100.0%	$309,742

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(7)	U.S. Long Bond	09/21/15	$(1,089)	$(7)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities and/or delayed delivery securities.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,198
Aggregate gross unrealized depreciation	(782)

Net unrealized appreciation/depreciation	$30,416

Federal income tax cost of investments	$280,455

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,733	$299,138	$—	$310,871

Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$—	$—	$(7)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 12.2%
500	Federal Farm Credit Bank, 6.270%, 01/26/16 (m)	520
4,000	Financing Corp. STRIPS, 1.360%, 11/30/17 (n)	3,895
7,469	New Valley Generation I, 7.299%, 03/15/19 (m)	8,434
2,740	New Valley Generation II, 5.572%, 05/01/20 (m)	3,048

	Total U.S. Government Agency Securities (Cost $15,560)	15,897

U.S. Treasury Obligations — 83.7%
	U.S. Treasury Notes,
2,000	0.250%, 12/15/15	2,001
10,500	0.625%, 04/30/18	10,412
10,000	0.750%, 10/31/17	9,999
5,000	0.750%, 03/31/18	4,979
5,595	0.875%, 12/31/16	5,630
10,000	0.875%, 04/30/17	10,057
2,000	1.000%, 06/30/19	1,978
2,000	1.000%, 08/31/19	1,973
6,000	1.250%, 10/31/18	6,031
4,000	1.250%, 02/29/20	3,965
8,000	1.500%, 10/31/19	8,044
10,000	2.000%, 04/30/16	10,156
10,000	2.625%, 02/29/16 (m)	10,179
15,000	2.625%, 04/30/16	15,318
4,405	3.125%, 01/31/17	4,595
4,000	3.250%, 12/31/16	4,173

	Total U.S. Treasury Obligations (Cost $109,040)	109,490

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
4,875	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $4,875)	4,875

	Total Investments — 99.6% (Cost $129,475)	130,262
	Other Assets in Excess of Liabilities — 0.4%	565

	NET ASSETS — 100.0%	$130,827

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$812
Aggregate gross unrealized depreciation	(25)

Net unrealized appreciation/depreciation	$787

Federal income tax cost of investments	$129,475

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$4,415	$11,482		$15,897
U.S. Treasury Obligations	—	109,490	—		109,490
Short-Term Investment
Investment Company	4,875	—	—		4,875

Total Investments in Securities	$4,875	$113,905	$11,482	*	$130,262

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

*	Level 3 investments are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $11,482,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
U.S. Government Agency Securities	$—	$—	$182	$(61)	$—	$(2,383)	$13,744	$—	$11,482

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $182,000.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 54.8%
	Federal Farm Credit Bank — 3.6%
62,000	VAR, 0.126%, 06/02/15	62,000
220,000	VAR, 0.141%, 06/02/15	219,999
75,000	VAR, 0.149%, 06/30/15	74,998
190,000	VAR, 0.152%, 06/08/15	189,958
160,000	VAR, 0.154%, 06/30/15	159,994
265,000	VAR, 0.163%, 06/18/15	264,978
390,000	VAR, 0.164%, 06/20/15	390,000
239,000	VAR, 0.165%, 06/24/15	239,000
50,000	VAR, 0.171%, 06/03/15	50,001
125,000	VAR, 0.183%, 06/18/15	125,015
130,000	VAR, 0.185%, 06/29/15	129,971
120,000	VAR, 0.186%, 06/19/15	119,944

		2,025,858

	Federal Home Loan Bank — 38.0%
165,000	0.090%, 08/28/15	164,987
220,000	0.120%, 08/13/15	219,982
350,000	0.150%, 10/19/15	349,928
155,000	0.180%, 07/16/15	154,998
79,000	0.190%, 09/01/15	78,997
105,000	0.200%, 08/12/15	104,997
200,000	0.200%, 08/17/15	200,000
402,000	0.210%, 02/08/16	401,903
220,000	0.250%, 01/22/16	219,975
274,000	0.310%, 01/06/16	274,000
265,000	0.335%, 03/01/16	265,000
100,000	0.340%, 06/20/16	99,962
250,000	0.355%, 03/07/16	250,000
184,000	0.360%, 06/21/16	183,954
50,000	0.375%, 08/28/15	50,023
229,000	0.400%, 03/09/16	229,000
275,000	0.400%, 04/01/16	275,000
275,000	0.400%, 06/17/16 (m)	275,000
250,000	DN, 0.065%, 07/01/15 (n)	249,986
199,000	DN, 0.070%, 06/23/15 (n)	198,992
1,725,900	DN, 0.073%, 06/05/15 (n)	1,725,886
500,000	DN, 0.075%, 06/19/15 (n)	499,981
280,000	DN, 0.075%, 06/24/15 (n)	279,987
2,022,952	DN, 0.075%, 06/26/15 (n)	2,022,847
387,000	DN, 0.083%, 07/29/15 (n)	386,948
561,000	DN, 0.085%, 07/22/15 (n)	560,932
300,000	DN, 0.085%, 07/24/15 (n)	299,962
1,086,600	DN, 0.088%, 07/08/15 (n)	1,086,502
615,000	DN, 0.088%, 07/10/15 (n)	614,942
469,000	DN, 0.090%, 08/28/15 (n)	468,897
2,034,000	DN, 0.093%, 08/05/15 (n)	2,033,658
100,000	DN, 0.095%, 08/19/15 (n)	99,979
325,000	DN, 0.095%, 09/01/15 (n)	324,921
1,701,700	DN, 0.146%, 07/15/15 (n)	1,701,396
940,000	DN, 0.147%, 09/09/15 (n)	939,616
995,000	DN, 0.156%, 09/11/15 (n)	994,560
410,000	DN, 0.165%, 10/02/15 (n)	409,769
235,000	DN, 0.170%, 10/14/15 (n)	234,850
250,000	DN, 0.241%, 01/22/16 (n)	249,608
100,000	DN, 0.251%, 02/05/16 (n)	99,827
100,000	DN, 0.281%, 04/28/16 (n)	99,742
100,000	DN, 0.291%, 02/09/16 (n)	99,796
388,000	VAR, 0.131%, 06/05/15	388,000
230,000	VAR, 0.133%, 06/05/15	229,979
170,000	VAR, 0.140%, 06/17/15	169,986
225,000	VAR, 0.142%, 06/22/15	225,000
250,000	VAR, 0.144%, 06/21/15	250,000
220,000	VAR, 0.157%, 06/21/15	220,000
250,000	VAR, 0.176%, 06/15/15	249,992

		21,214,247

	Federal Home Loan Mortgage Corp. — 8.7%
472,000	0.300%, 07/08/15	472,070
750,000	DN, 0.090%, 06/23/15 (n)	749,959
100,000	DN, 0.110%, 07/23/15 (n)	99,984
430,000	DN, 0.130%, 09/01/15 (n)	429,857
500,000	DN, 0.140%, 09/17/15 (n)	499,790
150,000	DN, 0.148%, 06/15/15 (n)	149,991
265,000	DN, 0.150%, 10/19/15 (n)	264,846
160,000	DN, 0.170%, 11/04/15 (n)	159,882
100,000	DN, 0.200%, 11/12/15 (n)	99,909
100,000	DN, 0.200%, 11/30/15 (n)	99,899
222,223	DN, 0.241%, 12/07/15 (n)	221,943
465,000	VAR, 0.163%, 06/16/15	464,965
250,000	VAR, 0.166%, 06/15/15	249,960
369,000	VAR, 0.175%, 06/25/15	369,000
250,000	VAR, 0.175%, 06/26/15	250,006
275,000	VAR, 0.182%, 06/21/15	274,968

		4,857,029

	Federal National Mortgage Association — 4.5%
199,000	0.500%, 07/02/15	199,059
110,000	DN, 0.100%, 07/10/15 (n)	109,988
213,179	DN, 0.101%, 07/08/15 (n)	213,157
176,700	DN, 0.105%, 07/01/15 (n)	176,684
150,000	DN, 0.140%, 06/10/15 (n)	149,995

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
450,000	DN, 0.160%, 08/03/15 (n)	449,874
180,000	DN, 0.160%, 08/04/15 (n)	179,949
250,000	DN, 0.180%, 09/01/15 (n)	249,885
250,000	VAR, 0.151%, 06/05/15	250,005
270,500	VAR, 0.177%, 06/21/15	270,532
275,000	VAR, 0.200%, 06/26/15	274,953

		2,524,081

	Total U.S. Government Agency Securities (Cost $30,621,215)	30,621,215

U.S. Treasury Obligations — 7.4%
	U.S. Treasury Bill — 0.2%
100,000	0.113%, 09/17/15 (n)	99,966

	U.S. Treasury Bond — 0.5%
250,000	10.625%, 08/15/15 (m)	255,370

	U.S. Treasury Notes — 6.7%
750,000	0.250%, 07/15/15	750,173
1,100,000	0.250%, 07/31/15	1,100,321
150,000	0.250%, 08/15/15	150,046
377,000	0.500%, 06/15/16	377,751
1,120,000	1.750%, 07/31/15	1,123,117
160,000	3.250%, 05/31/16 (m)	164,669
100,000	VAR, 0.068%, 06/01/15	99,918

		3,765,995

	Total U.S. Treasury Obligations (Cost $4,121,331)	4,121,331

Repurchase Agreements — 38.3%
2,725,840	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.120%, due 06/01/15, repurchase price $2,725,867. [1]	2,725,840
338,438	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.105%, due 06/01/15, repurchase price $338,441. [2]	338,438
500,000	BNP Paribas Securities Corp., 0.070%, dated 05/29/15, due 07/05/15, repurchase price $500,036, collateralized by Federal Home Loan Mortgage Corporation, 0.455% - 6.500%, due 05/01/17 - 01/25/47, Federal National Mortgage Association, 0.499% - 7.000%, due 08/01/16 - 05/01/45, Government National Mortgage Association, 0.529% - 6.000%, due 03/16/34 - 01/20/65 and U.S. Treasury Securities, 0.000% - 3.750%, due 01/31/17 - 05/15/37, with a value of $511,549. (i)	500,000
9,000,000	Federal Reserve Bank of New York, 0.050%, dated 05/29/15, due 06/01/15, repurchase price $9,000,038, collateralized by U.S. Treasury Securities, 1.375% - 4.500%, due 09/30/18 - 11/15/41, with a value of $9,000,038.	9,000,000
7,100,000	Federal Reserve Bank of New York, 0.050%, dated 05/29/15, due 06/01/15, repurchase price $7,100,030, collateralized by U.S. Treasury Securities, 1.375% - 4.500%, due 09/30/18 - 11/15/41, with a value of $7,100,030.	7,100,000
6,019	Merrill Lynch PFS, Inc., 0.090%, dated 05/29/15, due 06/01/15, repurchase price $6,019, collateralized by U.S. Treasury Securities, 0.250%, due 01/15/25, with a value of $6,139.	6,019
500,000	Societe Generale S.A., 0.080%, dated 05/29/15, due 06/02/15, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 5.000%, due 01/07/16 - 08/15/43, with a value of $510,000.	500,000
150,000	Societe Generale S.A., 0.100%, dated 05/29/15, due 06/01/15, repurchase price $150,001, collateralized by Federal Home Loan Mortgage Corporation, 0.832% - 5.500%, due 10/15/22 - 04/01/45, Federal National Mortgage Association, 1.784% - 5.377%, due 08/01/29 - 06/01/45 and with a value of $153,000.	150,000
100,000	Societe Generale S.A., 0.100%, dated 05/29/15, due 06/03/15, repurchase price $100,001, collateralized by Federal National Mortgage Association, 3.500% - 4.000%, due 01/01/42 - 04/01/45, with a value of $102,000.	100,000
500,000	Societe Generale S.A., 0.110%, dated 05/29/15, due 06/16/15, repurchase price $500,028, collateralized by Federal Home Loan Mortgage Corporation, 2.111% - 4.500%, due 02/01/41 - 06/01/44 and Federal National Mortgage Association, 2.427% - 5.00%, due 09/01/23 - 06/01/45, with a value of $510,000. (i)	500,000
200,000	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.099%, due 06/01/15, repurchase price $200,002. [3]	200,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
326,338	Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.090%, due 06/01/15, repurchase price $326,340. [4]	326,338

	Total Repurchase Agreements (Cost $21,446,635)	21,446,635

	Total Investments — 100.5% (Cost $56,189,181)*	56,189,181
	Liabilities in Excess of Other Assets — (0.5)%	(257,288)

	NET ASSETS — 100.0%	$55,931,893

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Agency Joint Trading Account I – At May 31, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$2,725,840	$2,725,867	$2,782,108

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Barclays Capital, Inc.	0.120%	$165,202
Bank of Nova Scotia	0.120%	123,902
Societe Generale S.A.	0.120%	413,006
Wells Fargo Bank N.A.	0.120%	2,023,730

Total		$2,725,840

At May 31, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	1.785% to 12.656%	06/01/28 to 05/01/45
Federal National Mortgage Association	2.000% to 7.000%	10/01/26 to 05/01/45
Government National Mortgage Association	0.281% to 7.000%	06/15/33 to 09/20/61
U.S. Treasury Securities	0.099% to 3.000%	04/30/17 to 02/15/45

[2]	Agency Joint Trading Account II – At May 31, 2015, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$338,438	$338,441	$345,207

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Merrill Lynch PFS, Inc.	0.100%	$184,603
Citibank N.A.	0.110%	123,068
Citigroup Global Markets Inc.	0.110%	30,767

Total		$338,438

At May 31, 2015, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	1.929% to 4.500%	10/01/28 05/01/45
Federal National Mortgage Association	2.085 to 6.000%	06/01/22 to 04/01/45
Government National Mortgage Association	1.500% to 4.805%	02/20/45 to 03/20/65
U.S. Treasury Securities	0.125% to 2.250%	03/31/16 to 02/15/43

[3]	Treasury Joint Trading Account I – At May 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$200,000	$200,002	$204,001

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Barclays Capital, Inc.	0.110%	$12,698
Barclays Capital, Inc.	0.090%	31,746
Bank of Nova Scotia	0.100%	25,397
Citibank N.A.	0.100%	31,746
Societe Generale S.A.	0.100%	31,746
Wells Fargo Bank N.A.	0.100%	66,667

Total		$200,000

At May 31, 2015, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 10.625%	06/15/15 to 02/15/45

[4]	Treasury Joint Trading Account II – At May 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account II with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$326,338	$326,340	$332,865

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Merrill Lynch PFS, Inc.	0.090%	$122,377
BNP Paribas Securities Corp.	0.090%	203,961

Total		$326,338

At May 31, 2015, the Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.875%	06/25/15 to 08/15/44

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	—	56,189,181	—	56,189,181

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 37.6%
	U.S. Treasury Notes — 37.6%
225,000	0.068%, 06/01/15	224,816
150,000	0.084%, 06/01/15	150,003
500,000	0.250%, 07/15/15	500,086
527,000	0.250%, 07/31/15	527,134
100,000	0.250%, 09/15/15	100,045
100,000	0.250%, 09/30/15	100,034
175,000	0.250%, 11/30/15	175,072
50,000	0.250%, 12/15/15	49,999
350,000	0.250%, 12/31/15	350,201
150,000	0.375%, 06/15/15	150,015
250,000	0.375%, 06/30/15	250,055
340,000	0.375%, 08/31/15	340,204
205,000	0.375%, 11/15/15	205,202
175,400	0.375%, 01/15/16	175,626
150,000	0.375%, 03/15/16	150,114
100,000	0.500%, 06/15/16	100,199
400,000	1.250%, 08/31/15 (m)	401,149
439,000	1.250%, 10/31/15 (m)	440,975
500,000	1.375%, 11/30/15	503,042
322,000	1.750%, 07/31/15 (m)	322,894
100,000	1.750%, 05/31/16	101,433
170,000	2.000%, 01/31/16	172,065
430,000	2.125%, 12/31/15	434,781
160,000	4.250%, 08/15/15 (m)	161,373
125,000	4.500%, 02/15/16 (m)	128,790

	Total U.S. Treasury Obligations (Cost $6,215,307)	6,215,307

	Repurchase Agreements — 56.3%
250,000	Barclays Capital, Inc., 0.060%, dated 05/29/15, due 06/02/15, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 05/31/19 - 02/15/42, with a value of $255,000.	250,000
500,000	Barclays Capital, Inc., 0.090%, dated 05/29/15, due 06/01/15, repurchase price $500,004, collateralized by U.S. Treasury Securities, 1.500% - 3.500%, due 01/31/22 - 02/15/39, with a value of $510,000.	500,000
450,000	Citigroup Global Markets Holdings, Inc., 0.174%, dated 05/29/15, due 06/04/15, repurchase price $450,013, collateralized by U.S. Treasury Securities, 0.099% - 3.625%, due 01/31/17 - 02/15/41, with a value of $459,000.	450,000
300,000	Citigroup Global Markets Holdings, Inc., 0.190%, dated 05/29/15, due 06/25/15, repurchase price $300,043, collateralized by U.S. Treasury Securities, 0.085% - 3.875%, due 06/30/16 - 08/15/40, with a value of $306,000. (i)	300,000
249,690	Credit Agricole Corporate and Investment Bank, 0.090%, dated 05/29/15, due 06/01/15, repurchase price $249,692, collateralized by U.S. Treasury Securities, 0.000% - 9.250%, due 05/31/15 - 02/15/44, with a value of $254,684.	249,690
5,500,000	Federal Reserve Bank of New York, 0.050%, dated 05/29/15, due 06/01/15, repurchase price $5,500,023, collateralized by U.S. Treasury Securities, 1.375% - 4.500%, due 09/30/18 - 11/15/41, with a value of $5,500,023.	5,500,000
200,000	Goldman Sachs & Co., 0.050%, dated 05/29/15, due 06/03/15, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 06/15/15 - 05/15/43, with a value of $204,000.	200,000
400,000	HSBC Securities USA, Inc., 0.050%, dated 05/29/15, due 06/03/15, repurchase price $400,003, collateralized by U.S. Treasury Securities, 0.500% - 2.375%, due 06/30/16 - 12/31/21, with a value of $408,002.	400,000
250,000	JPMorgan Securities LLC, 0.090%, dated 05/29/15, due 06/01/15, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.500% - 4.625%, due 01/31/17 - 02/15/40, with a value of $255,001.	250,000
1,000,000	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.099%, due 06/01/15, repurchase price $1,000,008. [1]	1,000,000
203,287	Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.090%, due 06/01/15, repurchase price $203,289. [2]	203,287

	Total Repurchase Agreements (Cost $9,302,977)	9,302,977

	Total Investments — 93.9% (Cost $15,518,284)*	15,518,284
	Other Assets in Excess of Liabilities — 6.1%	1,013,970

	NET ASSETS — 100.0%	$16,532,254

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Treasury Joint Trading Account I – At May 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,000,000	$1,000,008	$1,020,003

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.100%	$126,984
Barclays Capital, Inc.	0.090%	158,730
Barclays Capital, Inc.	0.110%	63,492
Citibank N.A.	0.100%	158,730
Societe Generale S.A.	0.100%	158,730
Wells Fargo Bank N.A.	0.100%	333,334

Total		$1,000,000

At May 31, 2015, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 10.625%	06/15/15 to 02/15/45

[2]	Treasury Joint Trading Account II – At May 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account II with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$203,287	$203,289	$207,353

Repurchase Agreements – At May 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
BNP Paribas Securities Corp.	0.090%	127,054
Merrill Lynch PFS, Inc.	0.090%	76,233

Total		$203,287

At May 31, 2015, the Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.875%	06/25/15 to 08/15/44

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$15,518,284	$—	$15,518,284

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 30, 2015